UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 – March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

JNL/American Funds® Blue Chip Income and Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	158,821	$2,115,501
Total Investment Companies (cost $1,890,092)		2,115,501
Total Investments - 100.0% (cost $1,890,092)		2,115,501
Other Assets and Liabilities - Net - (0.0%)		(837)
Total Net Assets - 100.0%		$2,114,664

JNL/American Funds Global Bond Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL FIXED INCOME - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	40,402	$469,067
Total Investment Companies (cost $489,177)		469,067
Total Investments - 100.0% (cost $489,177)		469,067
Other Assets and Liabilities - Net - (0.0%)		(176)
Total Net Assets - 100.0%		$468,891

JNL/American Funds Global Small Capitalization Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	20,307	$479,240
Total Investment Companies (cost $492,625)		479,240
Total Investments - 100.0% (cost $492,625)		479,240
Other Assets and Liabilities - Net - (0.0%)		(175)
Total Net Assets - 100.0%		$479,065

JNL/American Funds Growth-Income Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	70,037	$3,185,978
Total Investment Companies (cost $3,119,907)		3,185,978
Total Investments - 100.0% (cost $3,119,907)		3,185,978
Other Assets and Liabilities - Net - (0.0%)		(1,448)
Total Net Assets - 100.0%		$3,184,530

JNL/American Funds International Fund

INVESTMENT COMPANIES - 100.0%
INTERNATIONAL EQUITY - 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	55,319	$984,118
Total Investment Companies (cost $1,072,467)		984,118
Total Investments - 100.0% (cost $1,072,467)		984,118
Other Assets and Liabilities - Net - (0.0%)		(437)
Total Net Assets - 100.0%		$983,681

JNL/American Funds New World Fund

INVESTMENT COMPANIES - 100.0%
EMERGING MARKETS EQUITY - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	42,344	$796,490
Total Investment Companies (cost $939,881)		796,490
Total Investments - 100.0% (cost $939,881)		796,490
Other Assets and Liabilities - Net - (0.0%)		(355)
Total Net Assets - 100.0%		$796,135

JNL Institutional Alt 20 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 19.2%
JNL Multi-Manager Alternative Fund - Class A (1.7%) (b)	1,321	$12,593
JNL/AQR Managed Futures Strategy Fund - Class A (5.7%) (b)	4,192	40,706
JNL/BlackRock Global Long Short Credit Fund (6.9%) (b)	3,030	28,606
JNL/Boston Partners Global Long Short Equity Fund - Class A (7.4%) (b)	4,800	49,536
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.2%) (b)	766	9,463
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (8.4%) (b)	3,864	36,826
JNL/Invesco Global Real Estate Fund - Class A (0.8%) (b)	1,427	14,585
JNL/Neuberger Berman Currency Fund (8.6%) (b)	1,882	19,045
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (9.0%) (b)	483	2,843
JNL/Nicholas Convertible Arbitrage Fund (5.7%) (b)	2,467	24,073
JNL/PPM America Long Short Credit Fund (10.7%) (b)	3,021	27,185
JNL/Red Rocks Listed Private Equity Fund - Class A (1.6%) (b)	918	8,794
JNL/Westchester Capital Event Driven Fund - Class A (9.0%) (b)	2,948	28,273
		302,528
DOMESTIC EQUITY - 30.8%
JNL/DFA U.S. Micro Cap Fund (21.2%) (b)	2,113	17,726
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (5.9%) (b)	2,311	26,347
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.0%) (b)	6,227	105,808

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Mellon Capital Small Cap Index Fund - Class A (2.9%) (b)	3,372	50,812
JNL/S&P Mid 3 Fund - Class A (8.0%) (b)	3,286	34,206
JNL/T. Rowe Price Established Growth Fund - Class A (1.3%) (b)	2,505	81,481
JNL/T. Rowe Price Value Fund - Class A (2.3%) (b)	5,886	91,522
JNL/The London Company Focused U.S. Equity Fund (50.2%) (b)	6,704	77,028
		484,930
DOMESTIC FIXED INCOME - 21.3%
JNL/DoubleLine Total Return Fund (6.4%) (b)	14,015	151,503
JNL/PIMCO Total Return Bond Fund - Class A (0.9%) (b)	3,017	37,111
JNL/PPM America Floating Rate Income Fund - Class A (1.0%) (b)	1,334	13,725
JNL/PPM America High Yield Bond Fund - Class A (1.3%) (b)	5,461	32,055
JNL/PPM America Total Return Fund - Class A (4.8%) (b)	4,006	47,038
JNL/Scout Unconstrained Bond Fund - Class A (5.2%) (b)	5,504	54,270
		335,702
EMERGING MARKETS EQUITY - 2.6%
JNL/Lazard Emerging Markets Fund - Class A (4.8%) (b)	5,033	41,677
GLOBAL EQUITY - 1.3%
JNL/Franklin Templeton Global Growth Fund - Class A (2.1%) (b)	2,073	20,416
GLOBAL FIXED INCOME - 6.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.5%) (b)	6,004	58,893
JNL/Neuberger Berman Strategic Income Fund - Class A (5.2%) (b)	3,352	35,667
		94,560
INTERNATIONAL EQUITY - 16.8%
JNL/Mellon Capital International Index Fund - Class A (7.7%) (b)	14,077	174,269
JNL/WCM Focused International Equity Fund (10.5%) (b)	8,101	89,434
		263,703
SHORT TERM INVESTMENTS - 1.9%
JNL/WMC Money Market Fund - Class A (1.6%) (b)	30,000	30,000
Total Investment Companies (cost $1,625,073)		1,573,516
Total Investments - 100.0% (cost $1,625,073)		1,573,516
Other Assets and Liabilities - Net - (0.0%)		(256)
Total Net Assets - 100.0%		$1,573,260

JNL Institutional Alt 35 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 34.0%
JNL Multi-Manager Alternative Fund - Class A (2.2%) (b)	1,636	$15,591
JNL/AQR Managed Futures Strategy Fund - Class A (13.1%) (b)	9,617	93,382
JNL/AQR Risk Parity Fund (7.8%) (b)	1,637	2,505
JNL/BlackRock Global Long Short Credit Fund (15.9%) (b)	6,957	65,673
JNL/Boston Partners Global Long Short Equity Fund - Class A (16.7%) (b)	10,738	110,815
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (3.1%) (b)	1,996	24,649
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (17.0%) (b)	7,875	75,052
JNL/Invesco Global Real Estate Fund - Class A (1.7%) (b)	3,081	31,487
JNL/Neuberger Berman Currency Fund (21.0%) (b)	4,579	46,343
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (23.7%) (b)	1,270	7,483
JNL/Nicholas Convertible Arbitrage Fund (14.9%) (b)	6,418	62,639
JNL/PPM America Long Short Credit Fund (22.9%) (b)	6,440	57,954
JNL/Red Rocks Listed Private Equity Fund - Class A (4.6%) (b)	2,677	25,649
JNL/Westchester Capital Event Driven Fund - Class A (16.1%) (b)	5,246	50,307
		669,529
DOMESTIC EQUITY - 24.4%
JNL/DFA U.S. Micro Cap Fund (16.0%) (b)	1,595	13,383
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (8.0%) (b)	3,113	35,488
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.3%) (b)	7,277	123,635
JNL/Mellon Capital Small Cap Index Fund - Class A (3.2%) (b)	3,713	55,962
JNL/S&P Mid 3 Fund - Class A (4.1%) (b)	1,689	17,578
JNL/T. Rowe Price Established Growth Fund - Class A (1.3%) (b)	2,671	86,870
JNL/T. Rowe Price Value Fund - Class A (2.3%) (b)	5,843	90,852
JNL/The London Company Focused U.S. Equity Fund (37.3%) (b)	4,980	57,220
		480,988
DOMESTIC FIXED INCOME - 18.2%
JNL/DoubleLine Total Return Fund (6.4%) (b)	14,169	153,170
JNL/PIMCO Total Return Bond Fund - Class A (1.2%) (b)	4,074	50,109
JNL/PPM America Floating Rate Income Fund - Class A (1.1%) (b)	1,485	15,277
JNL/PPM America High Yield Bond Fund - Class A (1.4%) (b)	5,948	34,916
JNL/PPM America Total Return Fund - Class A (4.9%) (b)	4,069	47,768
JNL/Scout Unconstrained Bond Fund - Class A (5.5%) (b)	5,775	56,943
		358,183
EMERGING MARKETS EQUITY - 2.1%
JNL/Lazard Emerging Markets Fund - Class A (4.9%) (b)	5,102	42,246
GLOBAL EQUITY - 1.1%
JNL/Franklin Templeton Global Growth Fund - Class A (2.2%) (b)	2,144	21,116
GLOBAL FIXED INCOME - 5.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.8%) (b)	6,536	64,115
JNL/Neuberger Berman Strategic Income Fund - Class A (6.2%) (b)	3,997	42,527
		106,642

See accompanying Notes to Schedules of Investments.

	Shares	Value
INTERNATIONAL EQUITY - 13.7%
JNL/Mellon Capital International Index Fund - Class A (7.9%) (b)	14,437	178,733
JNL/WCM Focused International Equity Fund (10.9%) (b)	8,373	92,437
		271,170
SHORT TERM INVESTMENTS - 1.1%
JNL/WMC Money Market Fund - Class A (1.1%) (b)	21,011	21,011
Total Investment Companies (cost $2,032,085)		1,970,885
Total Investments - 100.0% (cost $2,032,085)		1,970,885
Other Assets and Liabilities - Net - (0.0%)		(322)
Total Net Assets - 100.0%		$1,970,563

JNL Institutional Alt 50 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 48.8%
JNL Multi-Manager Alternative Fund - Class A (7.9%) (b)	5,939	$56,596
JNL/AQR Managed Futures Strategy Fund - Class A (23.7%) (b)	17,403	168,984
JNL/AQR Risk Parity Fund (12.1%) (b)	2,525	3,863
JNL/BlackRock Global Long Short Credit Fund (32.0%) (b)	14,009	132,246
JNL/Boston Partners Global Long Short Equity Fund - Class A (35.8%) (b)	23,088	238,274
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (6.3%) (b)	3,988	49,257
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (33.8%) (b)	15,639	149,037
JNL/Invesco Global Real Estate Fund - Class A (3.3%) (b)	6,064	61,975
JNL/Neuberger Berman Currency Fund (40.3%) (b)	8,785	88,901
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (35.0%) (b)	1,879	11,066
JNL/Nicholas Convertible Arbitrage Fund (29.9%) (b)	12,887	125,780
JNL/PPM America Long Short Credit Fund (47.5%) (b)	13,346	120,115
JNL/Red Rocks Listed Private Equity Fund - Class A (9.2%) (b)	5,307	50,842
JNL/Westchester Capital Event Driven Fund - Class A (33.0%) (b)	10,790	103,474
		1,360,410
DOMESTIC EQUITY - 18.2%
JNL/DFA U.S. Micro Cap Fund (16.0%) (b)	1,597	13,396
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (5.7%) (b)	2,222	25,333
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.7%) (b)	8,424	143,115
JNL/Mellon Capital Small Cap Index Fund - Class A (3.2%) (b)	3,788	57,091
JNL/S&P Mid 3 Fund - Class A (3.6%) (b)	1,469	15,297
JNL/T. Rowe Price Established Growth Fund - Class A (1.9%) (b)	3,811	123,943
JNL/T. Rowe Price Value Fund - Class A (3.3%) (b)	8,345	129,758
		507,933
DOMESTIC FIXED INCOME - 15.5%
JNL/DoubleLine Total Return Fund (7.4%) (b)	16,333	176,559
JNL/PIMCO Total Return Bond Fund - Class A (1.3%) (b)	4,583	56,368
JNL/PPM America Floating Rate Income Fund - Class A (1.4%) (b)	1,859	19,130
JNL/PPM America High Yield Bond Fund - Class A (1.8%) (b)	7,347	43,126
JNL/PPM America Total Return Fund - Class A (6.8%) (b)	5,687	66,761
JNL/Scout Unconstrained Bond Fund - Class A (6.8%) (b)	7,204	71,037
		432,981
EMERGING MARKETS EQUITY - 1.6%
JNL/Lazard Emerging Markets Fund - Class A (5.1%) (b)	5,354	44,327
GLOBAL EQUITY - 0.6%
JNL/Franklin Templeton Global Growth Fund - Class A (1.7%) (b)	1,630	16,058
GLOBAL FIXED INCOME - 4.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.4%) (b)	7,469	73,271
JNL/Neuberger Berman Strategic Income Fund - Class A (5.9%) (b)	3,780	40,223
		113,494
INTERNATIONAL EQUITY - 10.7%
JNL/Mellon Capital International Index Fund - Class A (9.0%) (b)	16,482	204,050
JNL/WCM Focused International Equity Fund (11.3%) (b)	8,691	95,944
		299,994
SHORT TERM INVESTMENTS - 0.5%
JNL/WMC Money Market Fund - Class A (0.8%) (b)	14,600	14,600
Total Investment Companies (cost $2,895,648)		2,789,797
Total Investments - 100.0% (cost $2,895,648)		2,789,797
Other Assets and Liabilities - Net - (0.0%)		(444)
Total Net Assets - 100.0%		$2,789,353

JNL Alt 65 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 64.2%
JNL Multi-Manager Alternative Fund - Class A (3.2%) (b)	2,408	$22,952
JNL/AQR Managed Futures Strategy Fund - Class A (6.6%) (b)	4,864	47,225
JNL/BlackRock Global Long Short Credit Fund (8.4%) (b)	3,678	34,722
JNL/Boston Partners Global Long Short Equity Fund - Class A (9.8%) (b)	6,326	65,287
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (1.3%) (b)	855	10,554
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund (10.5%) (b)	4,853	46,247
JNL/Invesco Global Real Estate Fund - Class A (1.0%) (b)	1,848	18,887
JNL/Neuberger Berman Currency Fund (11.1%) (b)	2,419	24,477
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund (3.0%) (b)	163	960
JNL/Nicholas Convertible Arbitrage Fund (8.8%) (b)	3,773	36,829

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/PPM America Long Short Credit Fund (13.5%) (b)	3,790	34,112
JNL/Red Rocks Listed Private Equity Fund - Class A (2.0%) (b)	1,179	11,296
JNL/Westchester Capital Event Driven Fund - Class A (10.6%) (b)	3,447	33,057
		386,605
DOMESTIC EQUITY - 15.5%
JNL/DFA U.S. Micro Cap Fund (0.6%) (b)	58	485
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (1.3%) (b)	518	5,904
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.6%) (b)	1,990	33,816
JNL/Mellon Capital Small Cap Index Fund - Class A (0.5%) (b)	575	8,662
JNL/S&P Mid 3 Fund - Class A (1.1%) (b)	459	4,771
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (b)	594	19,317
JNL/T. Rowe Price Value Fund - Class A (0.5%) (b)	1,302	20,250
		93,205
DOMESTIC FIXED INCOME - 7.4%
JNL/DoubleLine Total Return Fund (0.8%) (b)	1,866	20,177
JNL/PPM America High Yield Bond Fund - Class A (0.3%) (b)	1,408	8,265
JNL/PPM America Total Return Fund - Class A (0.7%) (b)	570	6,693
JNL/Scout Unconstrained Bond Fund - Class A (0.9%) (b)	932	9,186
		44,321
EMERGING MARKETS EQUITY - 1.1%
JNL/Lazard Emerging Markets Fund - Class A (0.8%) (b)	803	6,647
GLOBAL FIXED INCOME - 1.6%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.6%) (b)	968	9,497
INTERNATIONAL EQUITY - 9.4%
JNL/Mellon Capital International Index Fund - Class A (1.8%) (b)	3,293	40,768
JNL/WCM Focused International Equity Fund (1.9%) (b)	1,450	16,006
		56,774
SHORT TERM INVESTMENTS - 0.8%
JNL/WMC Money Market Fund - Class A (0.3%) (b)	4,960	4,960
Total Investment Companies (cost $623,251)		602,009
Total Investments - 100.0% (cost $623,251)		602,009
Other Assets and Liabilities - Net - (0.0%)		(125)
Total Net Assets - 100.0%		$601,884

JNL/American Funds Balanced Allocation Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 32.3%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	7,157	$95,332
American Funds Insurance Series - Growth Fund - Class 1	2,881	191,414
American Funds Insurance Series - Growth-Income Fund - Class 1	2,882	131,116
		417,862
DOMESTIC FIXED INCOME - 31.9%
American Funds Insurance Series - Bond Fund - Class 1	18,705	206,695
American Funds Insurance Series - High-Income Bond Fund - Class 1	14,015	132,301
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	5,834	73,917
		412,913
EMERGING MARKETS EQUITY - 7.4%
American Funds Insurance Series - New World Fund - Class 1	5,088	95,700
GLOBAL EQUITY - 17.6%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	3,841	47,710
American Funds Insurance Series - Global Growth Fund - Class 1	3,794	95,683
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	3,558	83,969
		227,362
GLOBAL FIXED INCOME - 8.0%
American Funds Insurance Series - Global Bond Fund - Class 1	8,902	103,356
INTERNATIONAL EQUITY - 2.8%
American Funds Insurance Series - International Fund - Class 1	2,007	35,711
Total Investment Companies (cost $1,339,195)		1,292,904
Total Investments - 100.0% (cost $1,339,195)		1,292,904
Other Assets and Liabilities - Net - (0.0%)		(560)
Total Net Assets - 100.0%		$1,292,344

JNL/American Funds Growth Allocation Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 39.5%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	7,333	$97,675
American Funds Insurance Series - Growth Fund - Class 1	2,950	195,959
American Funds Insurance Series - Growth-Income Fund - Class 1	2,577	117,208
		410,842
DOMESTIC FIXED INCOME - 13.3%
American Funds Insurance Series - Bond Fund - Class 1	3,756	41,503
American Funds Insurance Series - High-Income Bond Fund - Class 1	7,305	68,960
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	2,188	27,719
		138,182
EMERGING MARKETS EQUITY - 10.4%
American Funds Insurance Series - New World Fund - Class 1	5,733	107,847

See accompanying Notes to Schedules of Investments.

	Shares	Value
GLOBAL EQUITY - 25.5%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	3,934	48,865
American Funds Insurance Series - Global Growth Fund - Class 1	4,664	117,619
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	4,167	98,347
		264,831
GLOBAL FIXED INCOME - 6.6%
American Funds Insurance Series - Global Bond Fund - Class 1	5,965	69,259
INTERNATIONAL EQUITY - 4.7%
American Funds Insurance Series - International Fund - Class 1	2,742	48,783
Total Investment Companies (cost $1,098,640)		1,039,744
Total Investments - 100.0% (cost $1,098,640)		1,039,744
Other Assets and Liabilities - Net - (0.0%)		(454)
Total Net Assets - 100.0%		$1,039,290

JNL Disciplined Moderate Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 5.0%
JNL/T. Rowe Price Capital Appreciation Fund (8.8%) (b)	5,521	$66,854
DOMESTIC EQUITY - 35.5%
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (11.5%) (b)	4,470	50,956
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (4.2%) (b)	5,193	91,604
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.0%) (b)	9,448	160,515
JNL/Mellon Capital Small Cap Index Fund - Class A (0.8%) (b)	897	13,524
JNL/S&P Mid 3 Fund - Class A (5.5%) (b)	2,253	23,459
JNL/T. Rowe Price Established Growth Fund - Class A (1.0%) (b)	2,038	66,269
JNL/T. Rowe Price Value Fund - Class A (1.7%) (b)	4,383	68,151
		474,478
DOMESTIC FIXED INCOME - 33.3%
JNL/DoubleLine Total Return Fund (7.5%) (b)	16,578	179,209
JNL/PIMCO Total Return Bond Fund - Class A (1.3%) (b)	4,501	55,369
JNL/PPM America Floating Rate Income Fund - Class A (2.0%) (b)	2,739	28,185
JNL/PPM America High Yield Bond Fund - Class A (2.2%) (b)	9,160	53,769
JNL/PPM America Total Return Fund - Class A (7.1%) (b)	5,942	69,755
JNL/Scout Unconstrained Bond Fund - Class A (5.6%) (b)	5,935	58,520
		444,807
EMERGING MARKETS EQUITY - 3.1%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (5.5%) (b)	4,850	41,223
GLOBAL FIXED INCOME - 8.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.1%) (b)	5,400	52,970
JNL/Neuberger Berman Strategic Income Fund - Class A (8.4%) (b)	5,369	57,125
		110,095
INTERNATIONAL EQUITY - 14.4%
JNL/Mellon Capital International Index Fund - Class A (4.8%) (b)	8,771	108,589
JNL/S&P International 5 Fund - Class A (15.8%) (b)	2,133	19,883
JNL/WCM Focused International Equity Fund (7.5%) (b)	5,781	63,818
		192,290
SHORT TERM INVESTMENTS - 0.4%
JNL/WMC Money Market Fund - Class A (0.3%) (b)	5,615	5,615
Total Investment Companies (cost $1,368,842)		1,335,362
Total Investments - 100.0% (cost $1,368,842)		1,335,362
Other Assets and Liabilities - Net - (0.0%)		(190)
Total Net Assets - 100.0%		$1,335,172

JNL Disciplined Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 5.0%
JNL/T. Rowe Price Capital Appreciation Fund (11.3%) (b)	7,033	$85,166
DOMESTIC EQUITY - 43.6%
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (20.7%) (b)	8,034	91,590
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (6.0%) (b)	7,480	131,938
JNL/Mellon Capital S&P 500 Index Fund - Class A (4.3%) (b)	13,701	232,788
JNL/Mellon Capital Small Cap Index Fund - Class A (2.0%) (b)	2,319	34,947
JNL/S&P Mid 3 Fund - Class A (8.2%) (b)	3,365	35,029
JNL/T. Rowe Price Established Growth Fund - Class A (1.7%) (b)	3,312	107,714
JNL/T. Rowe Price Value Fund - Class A (2.8%) (b)	7,078	110,064
		744,070
DOMESTIC FIXED INCOME - 19.3%
JNL/DoubleLine Total Return Fund (5.9%) (b)	12,932	139,790
JNL/PIMCO Total Return Bond Fund - Class A (1.1%) (b)	3,936	48,407
JNL/PPM America Floating Rate Income Fund - Class A (1.2%) (b)	1,624	16,713
JNL/PPM America High Yield Bond Fund - Class A (1.3%) (b)	5,428	31,861
JNL/PPM America Total Return Fund - Class A (4.6%) (b)	3,860	45,321
JNL/Scout Unconstrained Bond Fund - Class A (4.6%) (b)	4,809	47,420
		329,512
EMERGING MARKETS EQUITY - 4.9%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (11.1%) (b)	9,856	83,776
GLOBAL FIXED INCOME - 4.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.0%) (b)	5,179	50,812

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Neuberger Berman Strategic Income Fund - Class A (4.8%) (b)	3,078	32,747
		83,559
INTERNATIONAL EQUITY - 22.0%
JNL/Mellon Capital International Index Fund - Class A (8.6%) (b)	15,671	194,003
JNL/S&P International 5 Fund - Class A (41.1%) (b)	5,543	51,662
JNL/WCM Focused International Equity Fund (15.3%) (b)	11,782	130,073
		375,738
SHORT TERM INVESTMENTS - 0.3%
JNL/WMC Money Market Fund - Class A (0.3%) (b)	5,449	5,449
Total Investment Companies (cost $1,758,332)		1,707,270
Total Investments - 100.0% (cost $1,758,332)		1,707,270
Other Assets and Liabilities - Net - (0.0%)		(234)
Total Net Assets - 100.0%		$1,707,036

JNL Disciplined Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 55.7%
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A (13.6%) (b)	5,287	$60,266
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (3.6%) (b)	4,475	78,943
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.1%) (b)	6,803	115,589
JNL/Mellon Capital Small Cap Index Fund - Class A (1.3%) (b)	1,570	23,656
JNL/S&P Mid 3 Fund - Class A (4.1%) (b)	1,702	17,720
JNL/T. Rowe Price Established Growth Fund - Class A (1.0%) (b)	1,891	61,500
JNL/T. Rowe Price Value Fund - Class A (1.8%) (b)	4,697	73,038
		430,712
DOMESTIC FIXED INCOME - 10.1%
JNL/DoubleLine Total Return Fund (1.5%) (b)	3,394	36,687
JNL/PPM America High Yield Bond Fund - Class A (0.5%) (b)	2,251	13,215
JNL/PPM America Total Return Fund - Class A (1.1%) (b)	884	10,382
JNL/Scout Unconstrained Bond Fund - Class A (1.7%) (b)	1,838	18,120
		78,404
EMERGING MARKETS EQUITY - 5.6%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (5.8%) (b)	5,146	43,740
GLOBAL FIXED INCOME - 1.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.9%) (b)	1,512	14,837
INTERNATIONAL EQUITY - 26.1%
JNL/Mellon Capital International Index Fund - Class A (4.5%) (b)	8,200	101,515
JNL/S&P International 5 Fund - Class A (24.5%) (b)	3,306	30,808
JNL/WCM Focused International Equity Fund (8.2%) (b)	6,281	69,343
		201,666
SHORT TERM INVESTMENTS - 0.6%
JNL/WMC Money Market Fund - Class A (0.2%) (b)	4,350	4,350
Total Investment Companies (cost $797,434)		773,709
Total Investments - 100.0% (cost $797,434)		773,709
Other Assets and Liabilities - Net - (0.0%)		(116)
Total Net Assets - 100.0%		$773,593

JNL/Franklin Templeton Founding Strategy Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 33.3%
JNL/Franklin Templeton Income Fund - Class A (20.4%) (b)	43,711	$462,020
GLOBAL EQUITY - 66.7%
JNL/Franklin Templeton Global Growth Fund - Class A (47.9%) (b)	47,085	463,790
JNL/Franklin Templeton Mutual Shares Fund - Class A (41.7%) (b)	43,019	463,312
		927,102
Total Investment Companies (cost $1,249,476)		1,389,122
Total Investments - 100.0% (cost $1,249,476)		1,389,122
Other Assets and Liabilities - Net - (0.0%)		(112)
Total Net Assets - 100.0%		$1,389,010

JNL/Mellon Capital 10 x 10 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 80.4%
JNL/Mellon Capital JNL 5 Fund - Class A (6.1%) (b)	15,612	$197,809
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (1.8%) (b)	2,267	39,982
JNL/Mellon Capital S&P 500 Index Fund - Class A (0.7%) (b)	2,334	39,658
JNL/Mellon Capital Small Cap Index Fund - Class A (2.3%) (b)	2,665	40,162
		317,611
DOMESTIC FIXED INCOME - 9.7%
JNL/Mellon Capital Bond Index Fund - Class A (3.4%) (b)	3,256	38,511
INTERNATIONAL EQUITY - 9.9%
JNL/Mellon Capital International Index Fund - Class A (1.7%) (b)	3,154	39,048
Total Investment Companies (cost $307,567)		395,170
Total Investments - 100.0% (cost $307,567)		395,170
Other Assets and Liabilities - Net - (0.0%)		(29)
Total Net Assets - 100.0%		$395,141

See accompanying Notes to Schedules of Investments.

JNL/Mellon Capital Index 5 Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 60.8%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (7.0%) (b)	8,777	$154,826
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.8%) (b)	8,979	152,554
JNL/Mellon Capital Small Cap Index Fund - Class A (8.7%) (b)	10,208	153,828
		461,208
DOMESTIC FIXED INCOME - 19.5%
JNL/Mellon Capital Bond Index Fund - Class A (13.0%) (b)	12,528	148,213
INTERNATIONAL EQUITY - 19.7%
JNL/Mellon Capital International Index Fund - Class A (6.6%) (b)	12,071	149,442
Total Investment Companies (cost $662,742)		758,863
Total Investments - 100.0% (cost $662,742)		758,863
Other Assets and Liabilities - Net - (0.0%)		(49)
Total Net Assets - 100.0%		$758,814

JNL/MMRS Conservative Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 29.8%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.9%) (b)	492	$9,947
JNL/Invesco Small Cap Growth Fund - Class A (1.1%) (b)	808	14,871
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (1.0%) (b)	544	9,863
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.5%) (b)	614	14,610
JNL/Mellon Capital S&P 24 Fund - Class A (2.4%) (b)	1,851	14,679
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.7%) (b)	840	14,815
JNL/S&P Competitive Advantage Fund - Class A (0.5%) (b)	912	14,718
JNL/S&P Dividend Income & Growth Fund - Class A (0.3%) (b)	956	14,711
JNL/S&P Intrinsic Value Fund - Class A (0.5%) (b)	1,122	14,681
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.3%) (b)	263	9,893
		132,788
DOMESTIC FIXED INCOME - 50.9%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.7%) (b)	4,501	53,378
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (3.2%) (b)	3,950	53,436
JNL/Mellon Capital Bond Index Fund - Class A (4.7%) (b)	4,512	53,382
JNL/PIMCO Real Return Fund - Class A (1.4%) (b)	2,205	22,382
JNL/PIMCO Total Return Bond Fund - Class A (1.0%) (b)	3,613	44,441
		227,019
EMERGING MARKETS EQUITY - 5.5%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (3.3%) (b)	2,914	24,766
GLOBAL EQUITY - 3.3%
JNL/Franklin Templeton Mutual Shares Fund - Class A (1.3%) (b)	1,362	14,671
GLOBAL FIXED INCOME - 5.0%
JNL/Neuberger Berman Strategic Income Fund - Class A (3.3%) (b)	2,089	22,232
INTERNATIONAL EQUITY - 5.5%
JNL/Invesco International Growth Fund - Class A (1.9%) (b)	1,972	24,517
Total Investment Companies (cost $465,862)		445,993
Total Investments - 100.0% (cost $465,862)		445,993
Other Assets and Liabilities - Net - (0.0%)		(150)
Total Net Assets - 100.0%		$445,843

JNL/MMRS Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 40.1%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.2%) (b)	96	$1,931
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (b)	104	1,918
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.2%) (b)	84	1,518
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.1%) (b)	96	2,292
JNL/Mellon Capital S&P 24 Fund - Class A (0.2%) (b)	190	1,504
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.1%) (b)	129	2,284
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (b)	164	2,646
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (b)	197	3,025
JNL/S&P Intrinsic Value Fund - Class A (0.1%) (b)	202	2,648
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.0%) (b)	40	1,523
		21,289
DOMESTIC FIXED INCOME - 38.0%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.3%) (b)	318	3,771
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.3%) (b)	372	5,036
JNL/Mellon Capital Bond Index Fund - Class A (0.4%) (b)	426	5,034
JNL/PIMCO Real Return Fund - Class A (0.2%) (b)	250	2,539
JNL/PIMCO Total Return Bond Fund - Class A (0.1%) (b)	307	3,780
		20,160
EMERGING MARKETS EQUITY - 7.2%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (0.5%) (b)	449	3,819
GLOBAL EQUITY - 2.8%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.1%) (b)	140	1,504

See accompanying Notes to Schedules of Investments.

	Shares	Value
GLOBAL FIXED INCOME - 4.8%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.4%) (b)	236	2,516
INTERNATIONAL EQUITY - 7.1%
JNL/Invesco International Growth Fund - Class A (0.3%) (b)	305	3,786
Total Investment Companies (cost $53,799)		53,074
Total Investments - 100.0% (cost $53,799)		53,074
Other Assets and Liabilities - Net - (0.0%)		(15)
Total Net Assets - 100.0%		$53,059

JNL/MMRS Moderate Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 39.7%
JNL Multi-Manager Small Cap Growth Fund - Class A (0.7%) (b)	408	$8,246
JNL/Invesco Small Cap Growth Fund - Class A (0.6%) (b)	445	8,184
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.6%) (b)	336	6,091
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.3%) (b)	339	8,063
JNL/Mellon Capital S&P 24 Fund - Class A (1.0%) (b)	759	6,023
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (0.5%) (b)	576	10,170
JNL/S&P Competitive Advantage Fund - Class A (0.4%) (b)	624	10,077
JNL/S&P Dividend Income & Growth Fund - Class A (0.3%) (b)	791	12,166
JNL/S&P Intrinsic Value Fund - Class A (0.4%) (b)	773	10,115
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.2%) (b)	162	6,101
		85,236
DOMESTIC FIXED INCOME - 38.7%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (1.5%) (b)	1,483	17,587
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (1.2%) (b)	1,488	20,138
JNL/Mellon Capital Bond Index Fund - Class A (1.8%) (b)	1,701	20,116
JNL/PIMCO Real Return Fund - Class A (0.6%) (b)	998	10,125
JNL/PIMCO Total Return Bond Fund - Class A (0.4%) (b)	1,226	15,084
		83,050
EMERGING MARKETS EQUITY - 4.7%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (1.3%) (b)	1,196	10,164
GLOBAL EQUITY - 2.8%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.5%) (b)	560	6,033
GLOBAL FIXED INCOME - 4.7%
JNL/Neuberger Berman Strategic Income Fund - Class A (1.5%) (b)	946	10,068
INTERNATIONAL EQUITY - 9.4%
JNL/Invesco International Growth Fund - Class A (1.6%) (b)	1,627	20,222
Total Investment Companies (cost $216,525)		214,773
Total Investments - 100.0% (cost $216,525)		214,773
Other Assets and Liabilities - Net - (0.0%)		(65)
Total Net Assets - 100.0%		$214,708

JNL/S&P 4 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
JNL/S&P Competitive Advantage Fund - Class A (59.5%) (b)	105,593	$1,704,273
JNL/S&P Dividend Income & Growth Fund - Class A (38.0%) (b)	110,947	1,707,469
JNL/S&P Intrinsic Value Fund - Class A (62.6%) (b)	130,284	1,704,114
JNL/S&P Total Yield Fund - Class A (74.8%) (b)	131,974	1,702,463
Total Investment Companies (cost $6,810,629)		6,818,319
Total Investments - 100.0% (cost $6,810,629)		6,818,319
Other Assets and Liabilities - Net - (0.0%)		(452)
Total Net Assets - 100.0%		$6,817,867

JNL/S&P Managed Conservative Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL Multi-Manager Alternative Fund - Class A (6.6%) (b)	4,959	$47,262
JNL/Invesco Global Real Estate Fund - Class A (0.9%) (b)	1,653	16,893
		64,155
DOMESTIC EQUITY - 15.8%
JNL Multi-Manager Small Cap Growth Fund - Class A (1.5%) (b)	826	16,693
JNL Multi-Manager Small Cap Value Fund - Class A (1.6%) (b)	1,308	16,755
JNL/DFA U.S. Core Equity Fund - Class A (4.5%) (b)	3,082	33,351
JNL/Goldman Sachs Mid Cap Value Fund - Class A (1.5%) (b)	1,762	16,772
JNL/Invesco Mid Cap Value Fund - Class A (3.2%) (b)	1,196	16,980
JNL/JPMorgan MidCap Growth Fund - Class A (2.1%) (b)	1,199	33,857
JNL/T. Rowe Price Established Growth Fund - Class A (0.8%) (b)	1,518	49,362
JNL/T. Rowe Price Value Fund - Class A (1.3%) (b)	3,191	49,618
JNL/WMC Value Fund - Class A (1.0%) (b)	803	16,619
		250,007
DOMESTIC FIXED INCOME - 68.0%
JNL/DoubleLine Total Return Fund (5.9%) (b)	12,915	139,614
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.1%) (b)	3,957	46,936
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (8.4%) (b)	10,372	140,332

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/PIMCO Real Return Fund - Class A (4.0%) (b)	6,283	63,772
JNL/PIMCO Total Return Bond Fund - Class A (2.2%) (b)	7,648	94,066
JNL/PPM America Floating Rate Income Fund - Class A (2.3%) (b)	3,079	31,679
JNL/PPM America High Yield Bond Fund - Class A (4.2%) (b)	17,130	100,552
JNL/PPM America Low Duration Bond Fund - Class A (14.8%) (b)	10,828	108,823
JNL/PPM America Total Return Fund - Class A (11.4%) (b)	9,466	111,128
JNL/Scout Unconstrained Bond Fund - Class A (9.2%) (b)	9,705	95,691
JNL/T. Rowe Price Short-Term Bond Fund - Class A (7.5%) (b)	14,528	143,682
		1,076,275
GLOBAL FIXED INCOME - 7.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (6.6%) (b)	11,317	111,019
INTERNATIONAL EQUITY - 3.1%
JNL/Causeway International Value Select Fund - Class A (2.2%) (b)	2,492	16,224
JNL/Invesco International Growth Fund - Class A (1.3%) (b)	1,330	16,536
JNL/WCM Focused International Equity Fund (1.9%) (b)	1,490	16,448
		49,208
INTERNATIONAL FIXED INCOME - 2.1%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (7.4%) (b)	3,327	33,140
Total Investment Companies (cost $1,646,084)		1,583,804
Total Investments - 100.0% (cost $1,646,084)		1,583,804
Other Assets and Liabilities - Net - (0.0%)		(246)
Total Net Assets - 100.0%		$1,583,558

JNL/S&P Managed Moderate Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.0%
JNL Multi-Manager Alternative Fund - Class A (13.1%) (b)	9,892	$94,269
JNL/Invesco Global Real Estate Fund - Class A (1.9%) (b)	3,517	35,948
		130,217
DOMESTIC EQUITY - 32.2%
JNL Multi-Manager Small Cap Growth Fund - Class A (2.7%) (b)	1,513	30,565
JNL Multi-Manager Small Cap Value Fund - Class A (6.4%) (b)	5,045	64,629
JNL/BlackRock Large Cap Select Growth Fund - Class A (2.0%) (b)	1,189	31,853
JNL/DFA U.S. Core Equity Fund - Class A (4.9%) (b)	3,372	36,481
JNL/Goldman Sachs Mid Cap Value Fund - Class A (5.7%) (b)	6,599	62,827
JNL/Invesco Mid Cap Value Fund - Class A (6.0%) (b)	2,269	32,220
JNL/Invesco Small Cap Growth Fund - Class A (2.5%) (b)	1,752	32,231
JNL/JPMorgan MidCap Growth Fund - Class A (5.7%) (b)	3,317	93,664
JNL/T. Rowe Price Established Growth Fund - Class A (4.5%) (b)	8,979	292,014
JNL/T. Rowe Price Value Fund - Class A (6.8%) (b)	17,381	270,281
JNL/WMC Value Fund - Class A (6.2%) (b)	4,920	101,835
		1,048,600
DOMESTIC FIXED INCOME - 49.1%
JNL/DoubleLine Total Return Fund (9.7%) (b)	21,284	230,084
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (10.0%) (b)	12,425	168,113
JNL/PIMCO Real Return Fund - Class A (8.3%) (b)	13,121	133,172
JNL/PIMCO Total Return Bond Fund - Class A (3.4%) (b)	11,800	145,136
JNL/PPM America Floating Rate Income Fund - Class A (2.5%) (b)	3,388	34,864
JNL/PPM America High Yield Bond Fund - Class A (6.9%) (b)	28,323	166,255
JNL/PPM America Low Duration Bond Fund - Class A (24.6%) (b)	17,938	180,274
JNL/PPM America Total Return Fund - Class A (16.8%) (b)	13,989	164,233
JNL/Scout Unconstrained Bond Fund - Class A (14.2%) (b)	14,965	147,555
JNL/T. Rowe Price Short-Term Bond Fund - Class A (12.1%) (b)	23,321	230,645
		1,600,331
EMERGING MARKETS EQUITY - 1.0%
JNL/Lazard Emerging Markets Fund - Class A (3.9%) (b)	4,141	34,288
GLOBAL EQUITY - 1.0%
JNL/Oppenheimer Global Growth Fund - Class A (2.3%) (b)	2,418	32,228
GLOBAL FIXED INCOME - 6.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (13.3%) (b)	22,880	224,456
INTERNATIONAL EQUITY - 3.7%
JNL/Causeway International Value Select Fund - Class A (3.7%) (b)	4,297	27,972
JNL/Invesco International Growth Fund - Class A (4.9%) (b)	5,061	62,909
JNL/WCM Focused International Equity Fund (3.4%) (b)	2,574	28,421
		119,302
INTERNATIONAL FIXED INCOME - 2.1%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (15.4%) (b)	6,902	68,740
Total Investment Companies (cost $3,306,835)		3,258,162
Total Investments - 100.0% (cost $3,306,835)		3,258,162
Other Assets and Liabilities - Net - (0.0%)		(467)
Total Net Assets - 100.0%		$3,257,695

JNL/S&P Managed Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.7%
JNL Multi-Manager Alternative Fund - Class A (21.1%) (b)	15,937	$151,876

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Invesco Global Real Estate Fund - Class A (7.0%) (b)	12,929	132,134
		284,010
DOMESTIC EQUITY - 46.0%
JNL Multi-Manager Small Cap Growth Fund - Class A (4.7%) (b)	2,623	52,977
JNL Multi-Manager Small Cap Value Fund - Class A (15.5%) (b)	12,297	157,520
JNL/BlackRock Large Cap Select Growth Fund - Class A (11.6%) (b)	6,934	185,775
JNL/Goldman Sachs Mid Cap Value Fund - Class A (11.8%) (b)	13,567	129,156
JNL/Invesco Large Cap Growth Fund - Class A (12.3%) (b)	9,869	115,668
JNL/Invesco Mid Cap Value Fund - Class A (11.9%) (b)	4,487	63,716
JNL/Invesco Small Cap Growth Fund - Class A (6.0%) (b)	4,220	77,656
JNL/JPMorgan MidCap Growth Fund - Class A (9.8%) (b)	5,645	159,402
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (26.7%) (b)	5,398	58,887
JNL/PPM America Mid Cap Value Fund - Class A (5.9%) (b)	1,765	23,425
JNL/T. Rowe Price Established Growth Fund - Class A (12.6%) (b)	25,016	813,509
JNL/T. Rowe Price Value Fund - Class A (14.0%) (b)	35,843	557,364
JNL/WMC Value Fund - Class A (21.4%) (b)	16,939	350,639
		2,745,694
DOMESTIC FIXED INCOME - 32.4%
JNL/DoubleLine Total Return Fund (7.4%) (b)	16,161	174,699
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.5%) (b)	4,377	51,911
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (11.1%) (b)	13,768	186,279
JNL/PIMCO Real Return Fund - Class A (7.6%) (b)	11,975	121,551
JNL/PIMCO Total Return Bond Fund - Class A (5.3%) (b)	18,310	225,211
JNL/PPM America Floating Rate Income Fund - Class A (2.9%) (b)	3,980	40,961
JNL/PPM America High Yield Bond Fund - Class A (10.2%) (b)	41,908	245,999
JNL/PPM America Low Duration Bond Fund - Class A (33.1%) (b)	24,143	242,636
JNL/PPM America Total Return Fund - Class A (18.7%) (b)	15,597	183,107
JNL/Scout Unconstrained Bond Fund - Class A (20.7%) (b)	21,786	214,811
JNL/T. Rowe Price Short-Term Bond Fund - Class A (12.9%) (b)	24,984	247,091
		1,934,256
EMERGING MARKETS EQUITY - 2.9%
JNL/Lazard Emerging Markets Fund - Class A (8.6%) (b)	9,023	74,711
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (41.6%) (b)	11,573	98,255
		172,966
GLOBAL EQUITY - 2.3%
JNL/Oppenheimer Global Growth Fund - Class A (9.7%) (b)	10,432	139,054
GLOBAL FIXED INCOME - 4.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (17.5%) (b)	29,991	294,212
INTERNATIONAL EQUITY - 5.2%
JNL/Causeway International Value Select Fund - Class A (8.7%) (b)	9,927	64,625
JNL/Invesco International Growth Fund - Class A (10.5%) (b)	10,813	134,404
JNL/WCM Focused International Equity Fund (12.9%) (b)	9,933	109,666
		308,695
INTERNATIONAL FIXED INCOME - 1.6%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (21.1%) (b)	9,484	94,462
Total Investment Companies (cost $5,916,543)		5,973,349
Total Investments - 100.0% (cost $5,916,543)		5,973,349
Other Assets and Liabilities - Net - (0.0%)		(826)
Total Net Assets - 100.0%		$5,972,523

JNL/S&P Managed Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 5.0%
JNL Multi-Manager Alternative Fund - Class A (20.2%) (b)	15,226	$145,101
JNL/Invesco Global Real Estate Fund - Class A (5.3%) (b)	9,807	100,226
		245,327
DOMESTIC EQUITY - 61.2%
JNL Multi-Manager Small Cap Growth Fund - Class A (3.9%) (b)	2,137	43,160
JNL Multi-Manager Small Cap Value Fund - Class A (13.9%) (b)	11,072	141,830
JNL/BlackRock Large Cap Select Growth Fund - Class A (19.9%) (b)	11,908	319,023
JNL/Goldman Sachs Mid Cap Value Fund - Class A (11.3%) (b)	13,044	124,178
JNL/Invesco Large Cap Growth Fund - Class A (17.4%) (b)	14,021	164,327
JNL/Invesco Mid Cap Value Fund - Class A (16.8%) (b)	6,350	90,176
JNL/Invesco Small Cap Growth Fund - Class A (6.9%) (b)	4,913	90,400
JNL/JPMorgan MidCap Growth Fund - Class A (10.2%) (b)	5,879	166,029
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (18.5%) (b)	3,749	40,903
JNL/PPM America Mid Cap Value Fund - Class A (3.4%) (b)	1,013	13,440
JNL/T. Rowe Price Established Growth Fund - Class A (10.9%) (b)	21,660	704,394
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (4.1%) (b)	3,990	150,389
JNL/T. Rowe Price Value Fund - Class A (16.3%) (b)	41,471	644,871
JNL/WMC Value Fund - Class A (19.9%) (b)	15,774	326,513
		3,019,633
DOMESTIC FIXED INCOME - 17.5%
JNL/DoubleLine Total Return Fund (4.1%) (b)	8,986	97,135
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (2.7%) (b)	3,334	45,116

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/PIMCO Real Return Fund - Class A (2.3%) (b)	3,705	37,607
JNL/PIMCO Total Return Bond Fund - Class A (1.9%) (b)	6,524	80,244
JNL/PPM America High Yield Bond Fund - Class A (4.5%) (b)	18,599	109,179
JNL/PPM America Low Duration Bond Fund - Class A (10.6%) (b)	7,729	77,677
JNL/PPM America Total Return Fund - Class A (9.3%) (b)	7,742	90,890
JNL/Scout Unconstrained Bond Fund - Class A (13.2%) (b)	13,871	136,768
JNL/T. Rowe Price Short-Term Bond Fund - Class A (9.8%) (b)	18,898	186,897
		861,513
EMERGING MARKETS EQUITY - 3.8%
JNL/Lazard Emerging Markets Fund - Class A (15.1%) (b)	15,800	130,822
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (24.8%) (b)	6,905	58,621
		189,443
GLOBAL EQUITY - 4.4%
JNL/Oppenheimer Global Growth Fund - Class A (15.2%) (b)	16,275	216,948
INTERNATIONAL EQUITY - 6.7%
JNL/Causeway International Value Select Fund - Class A (13.3%) (b)	15,226	99,123
JNL/Invesco International Growth Fund - Class A (12.5%) (b)	12,841	159,612
JNL/WCM Focused International Equity Fund (8.3%) (b)	6,351	70,118
		328,853
INTERNATIONAL FIXED INCOME - 1.4%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (15.9%) (b)	7,122	70,938
Total Investment Companies (cost $4,760,784)		4,932,655
Total Investments - 100.0% (cost $4,760,784)		4,932,655
Other Assets and Liabilities - Net - (0.0%)		(676)
Total Net Assets - 100.0%		$4,931,979

JNL/S&P Managed Aggressive Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 4.7%
JNL Multi-Manager Alternative Fund - Class A (6.9%) (b)	5,214	$49,690
JNL/Invesco Global Real Estate Fund - Class A (1.9%) (b)	3,496	35,724
		85,414
DOMESTIC EQUITY - 69.6%
JNL Multi-Manager Small Cap Growth Fund - Class A (1.5%) (b)	824	16,641
JNL Multi-Manager Small Cap Value Fund - Class A (6.7%) (b)	5,303	67,938
JNL/BlackRock Large Cap Select Growth Fund - Class A (7.4%) (b)	4,421	118,431
JNL/Goldman Sachs Mid Cap Value Fund - Class A (3.6%) (b)	4,159	39,593
JNL/Invesco Large Cap Growth Fund - Class A (7.2%) (b)	5,838	68,416
JNL/Invesco Mid Cap Value Fund - Class A (6.3%) (b)	2,366	33,602
JNL/Invesco Small Cap Growth Fund - Class A (5.0%) (b)	3,540	65,139
JNL/JPMorgan MidCap Growth Fund - Class A (4.0%) (b)	2,311	65,272
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (7.5%) (b)	1,523	16,617
JNL/T. Rowe Price Established Growth Fund - Class A (4.2%) (b)	8,403	273,263
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (2.2%) (b)	2,108	79,436
JNL/T. Rowe Price Value Fund - Class A (6.7%) (b)	17,039	264,954
JNL/WMC Value Fund - Class A (8.7%) (b)	6,889	142,613
		1,251,915
DOMESTIC FIXED INCOME - 6.8%
JNL/DoubleLine Total Return Fund (0.7%) (b)	1,525	16,490
JNL/PPM America High Yield Bond Fund - Class A (1.4%) (b)	5,745	33,723
JNL/PPM America Total Return Fund - Class A (2.1%) (b)	1,775	20,834
JNL/Scout Unconstrained Bond Fund - Class A (1.7%) (b)	1,753	17,285
JNL/T. Rowe Price Short-Term Bond Fund - Class A (1.8%) (b)	3,444	34,059
		122,391
EMERGING MARKETS EQUITY - 4.8%
JNL/Lazard Emerging Markets Fund - Class A (5.7%) (b)	5,965	49,389
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A (16.0%) (b)	4,463	37,892
		87,281
GLOBAL EQUITY - 5.4%
JNL/Oppenheimer Global Growth Fund - Class A (6.8%) (b)	7,241	96,527
INTERNATIONAL EQUITY - 7.7%
JNL/Causeway International Value Select Fund - Class A (7.0%) (b)	8,080	52,603
JNL/Invesco International Growth Fund - Class A (2.9%) (b)	3,010	37,419
JNL/WCM Focused International Equity Fund (5.7%) (b)	4,412	48,703
		138,725
INTERNATIONAL FIXED INCOME - 1.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (4.0%) (b)	1,804	17,962
Total Investment Companies (cost $1,758,968)		1,800,215
Total Investments - 100.0% (cost $1,758,968)		1,800,215
Other Assets and Liabilities - Net - (0.0%)		(266)
Total Net Assets - 100.0%		$1,799,949

(a)         Investment in affiliate.

(b)         The Fund’s percentage ownership of the underlying affiliated fund at March 31, 2016 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings

MLP - Master Limited Partnership

See accompanying Notes to Schedules of Investments.

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Security Valuation and Fair Value Measurement - Under the JNL Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The Funds of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Form N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates - The Funds of Funds invested solely in shares of other affiliated Funds advised by JNAM.  The JNL/American Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund (“Master Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund.  Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the Master Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940, as amended.  The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2016.

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	$1,962,003	$59,904	$16,371	$—	$4,510	$2,115,501
	$1,962,003	$59,904	$16,371	$—	$4,510	$2,115,501
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	$443,167	$20,355	$18,596	$—	$(2,162)	$469,067
	$443,167	$20,355	$18,596	$—	$(2,162)	$469,067
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	$515,321	$5,383	$23,118	$—	$287	$479,240
	$515,321	$5,383	$23,118	$—	$287	$479,240
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	$3,069,531	$120,128	$15,415	$—	$3,455	$3,185,978
	$3,069,531	$120,128	$15,415	$—	$3,455	$3,185,978
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	$980,481	$25,201	$6,390	$—	$(720)	$984,118
	$980,481	$25,201	$6,390	$—	$(720)	$984,118
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	$797,805	$11,925	$10,252	$—	$(3,385)	$796,490
	$797,805	$11,925	$10,252	$—	$(3,385)	$796,490
JNL Institutional Alt 20 Fund
JNL Multi-Manager Alternative Fund - Class A	$12,304	$336	$—	$—	$—	$12,593
JNL/AQR Managed Futures Strategy Fund - Class A	38,814	3,013	1,294	—	85	40,706
JNL/BlackRock Global Long Short Credit Fund	33,509	—	4,656	—	(275)	28,606
JNL/Boston Partners Global Long Short Equity Fund - Class A	40,448	9,581	—	—	—	49,536

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 20 Fund (continued)
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	$16,128	$—	$7,267	$—	$(103)	$9,463
JNL/DFA U.S. Micro Cap Fund	17,536	—	—	—	—	17,726
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	26,000	—	—	—	26,347
JNL/DoubleLine Total Return Fund	89,482	60,395	—	—	—	151,503
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	41,694	—	4,817	—	(243)	36,826
JNL/Franklin Templeton Global Growth Fund - Class A	36,526	5	15,526	—	(3,463)	20,416
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	73,250	—	12,626	—	(2,734)	58,893
JNL/Invesco Global Real Estate Fund - Class A	18,313	—	4,355	—	424	14,585
JNL/Lazard Emerging Markets Fund - Class A	41,379	—	2,576	—	(1,088)	41,677
JNL/Mellon Capital International Index Fund - Class A	179,960	159	629	—	15	174,269
JNL/Mellon Capital S&P 500 Index Fund - Class A	132,788	—	28,112	—	37	105,808
JNL/Mellon Capital Small Cap Index Fund - Class A	53,190	3	3,587	—	512	50,812
JNL/Neuberger Berman Currency Fund	19,435	2,000	2,370	—	35	19,045
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	6,061	—	3,149	—	(2,459)	2,843
JNL/Neuberger Berman Strategic Income Fund - Class A	49,891	—	14,988	—	193	35,667
JNL/Nicholas Convertible Arbitrage Fund	28,535	—	4,445	—	(76)	24,073
JNL/PIMCO Total Return Bond Fund - Class A	53,837	212	18,000	—	(854)	37,111
JNL/PPM America Floating Rate Income Fund - Class A	22,073	—	8,649	—	(619)	13,725
JNL/PPM America High Yield Bond Fund - Class A	38,016	—	6,676	—	(1,048)	32,055
JNL/PPM America Long Short Credit Fund	31,379	1	4,233	—	(468)	27,185
JNL/PPM America Total Return Fund - Class A	67,088	—	21,563	—	(400)	47,038
JNL/Red Rocks Listed Private Equity Fund - Class A	16,264	1	7,185	—	(457)	8,794
JNL/S&P Mid 3 Fund - Class A	33,771	281	1,052	—	(181)	34,206
JNL/Scout Unconstrained Bond Fund - Class A	44,515	10,000	1,558	—	(79)	54,270
JNL/T. Rowe Price Established Growth Fund - Class A	100,505	3	13,421	—	(1,461)	81,481
JNL/T. Rowe Price Value Fund - Class A	100,230	—	9,061	—	(835)	91,522
JNL/The London Company Focused U.S. Equity Fund	74,569	90	47	—	1	77,028
JNL/WCM Focused International Equity Fund	90,571	2	1,236	—	(11)	89,434
JNL/Westchester Capital Event Driven Fund - Class A	11,478	16,620	—	—	—	28,273
JNL/WMC Money Market Fund - Class A	—	30,000	—	—	—	30,000
	$1,613,539	$158,702	$203,078	$—	$(15,552)	$1,573,516
JNL Institutional Alt 35 Fund
JNL Multi-Manager Alternative Fund - Class A	$15,622	$35	$—	$—	$—	$15,591
JNL/AQR Managed Futures Strategy Fund - Class A	88,176	9,005	4,223	—	263	93,382
JNL/AQR Risk Parity Fund	4,194	—	1,799	—	(635)	2,505
JNL/BlackRock Global Long Short Credit Fund	68,892	—	2,710	—	(162)	65,673
JNL/Boston Partners Global Long Short Equity Fund - Class A	86,861	25,010	—	—	—	110,815
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	40,523	—	17,269	—	(483)	24,649
JNL/DFA U.S. Micro Cap Fund	13,240	—	—	—	—	13,383
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	35,022	—	—	—	35,488
JNL/DoubleLine Total Return Fund	101,404	50,011	—	—	—	153,170
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	82,073	—	6,893	—	(395)	75,052
JNL/Franklin Templeton Global Growth Fund - Class A	39,972	—	18,205	—	(4,058)	21,116
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	78,947	—	12,961	—	(2,827)	64,115
JNL/Invesco Global Real Estate Fund - Class A	42,035	—	11,937	—	1,313	31,487
JNL/Lazard Emerging Markets Fund - Class A	43,020	—	3,713	—	(1,022)	42,246
JNL/Mellon Capital International Index Fund - Class A	187,962	—	3,748	—	(203)	178,733
JNL/Mellon Capital S&P 500 Index Fund - Class A	164,859	—	42,528	—	77	123,635
JNL/Mellon Capital Small Cap Index Fund - Class A	58,705	—	4,039	—	408	55,962
JNL/Neuberger Berman Currency Fund	49,270	—	2,854	—	41	46,343
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	12,926	—	5,377	—	(4,206)	7,483
JNL/Neuberger Berman Strategic Income Fund - Class A	54,909	—	13,279	—	185	42,527
JNL/Nicholas Convertible Arbitrage Fund	67,756	—	5,083	—	(108)	62,639

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 35 Fund (continued)
JNL/PIMCO Total Return Bond Fund - Class A	$57,920	$—	$9,011	$—	$(427)	$50,109
JNL/PPM America Floating Rate Income Fund - Class A	23,074	—	8,156	—	(542)	15,277
JNL/PPM America High Yield Bond Fund - Class A	40,978	—	6,785	—	(1,075)	34,916
JNL/PPM America Long Short Credit Fund	64,947	—	7,003	—	(847)	57,954
JNL/PPM America Total Return Fund - Class A	72,699	—	26,607	—	(411)	47,768
JNL/Red Rocks Listed Private Equity Fund - Class A	36,505	—	10,361	—	1,103	25,649
JNL/S&P Mid 3 Fund - Class A	16,969	1	—	—	—	17,578
JNL/Scout Unconstrained Bond Fund - Class A	47,353	10,010	1,810	—	(92)	56,943
JNL/T. Rowe Price Established Growth Fund - Class A	97,014	—	4,827	—	(534)	86,870
JNL/T. Rowe Price Value Fund - Class A	96,614	—	6,104	—	(612)	90,852
JNL/The London Company Focused U.S. Equity Fund	55,452	—	25	—	—	57,220
JNL/WCM Focused International Equity Fund	93,058	4	756	—	(4)	92,437
JNL/Westchester Capital Event Driven Fund - Class A	23,464	26,513	—	—	—	50,307
JNL/WMC Money Market Fund - Class A	—	21,011	—	—	—	21,011
	$2,027,393	$176,622	$238,063	$—	$(15,253)	$1,970,885
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class A	$53,207	$3,564	$—	$—	$—	$56,596
JNL/AQR Managed Futures Strategy Fund - Class A	153,129	23,500	8,428	—	463	168,984
JNL/AQR Risk Parity Fund	6,040	—	2,357	—	(1,114)	3,863
JNL/BlackRock Global Long Short Credit Fund	152,955	—	19,576	—	(1,165)	132,246
JNL/Boston Partners Global Long Short Equity Fund - Class A	205,158	35,631	—	—	—	238,274
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	79,724	—	33,356	—	(2,567)	49,257
JNL/DFA U.S. Micro Cap Fund	13,252	—	—	—	—	13,396
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	25,000	—	—	—	25,333
JNL/DoubleLine Total Return Fund	114,231	60,331	—	—	—	176,559
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	155,978	—	6,663	—	(454)	149,037
JNL/Franklin Templeton Global Growth Fund - Class A	31,575	—	14,963	—	(3,378)	16,058
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	89,163	—	13,788	—	(3,002)	73,271
JNL/Invesco Global Real Estate Fund - Class A	82,472	—	23,335	—	832	61,975
JNL/Lazard Emerging Markets Fund - Class A	43,813	16	2,603	—	(774)	44,327
JNL/Mellon Capital International Index Fund - Class A	211,687	538	2,038	—	166	204,050
JNL/Mellon Capital S&P 500 Index Fund - Class A	179,692	—	38,171	—	114	143,115
JNL/Mellon Capital Small Cap Index Fund - Class A	61,724	—	5,928	—	600	57,091
JNL/Neuberger Berman Currency Fund	94,007	—	4,962	—	71	88,901
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	20,218	—	9,119	—	(6,951)	11,066
JNL/Neuberger Berman Strategic Income Fund - Class A	62,872	—	23,618	—	370	40,223
JNL/Nicholas Convertible Arbitrage Fund	132,011	—	6,182	—	(132)	125,780
JNL/PIMCO Total Return Bond Fund - Class A	62,845	218	8,011	—	(380)	56,368
JNL/PPM America Floating Rate Income Fund - Class A	25,825	—	7,097	—	(486)	19,130
JNL/PPM America High Yield Bond Fund - Class A	48,870	—	6,639	—	(1,068)	43,126
JNL/PPM America Long Short Credit Fund	134,968	—	14,927	—	(1,743)	120,115
JNL/PPM America Total Return Fund - Class A	83,533	—	18,769	—	(351)	66,761
JNL/Red Rocks Listed Private Equity Fund - Class A	75,091	—	23,176	—	1,445	50,842
JNL/S&P Mid 3 Fund - Class A	16,225	503	2,017	—	(346)	15,297
JNL/Scout Unconstrained Bond Fund - Class A	54,418	15,018	78	—	(3)	71,037
JNL/T. Rowe Price Established Growth Fund - Class A	135,879	47	4,579	—	(497)	123,943
JNL/T. Rowe Price Value Fund - Class A	132,178	31	3,090	—	(274)	129,758
JNL/WCM Focused International Equity Fund	96,973	—	1,150	—	(4)	95,944
JNL/Westchester Capital Event Driven Fund - Class A	51,409	51,330	—	—	—	103,474
JNL/WMC Money Market Fund - Class A	—	14,600	—	—	—	14,600
	$2,861,122	$230,327	$304,620	$—	$(20,628)	$2,789,797
JNL Alt 65 Fund
JNL/AQR Managed Futures Strategy Fund - Class A	$43,293	$8,006	$4,357	$—	$113	$47,225
JNL/BlackRock Global Long Short Credit Fund	42,964	—	7,927	—	(469)	34,722
JNL/Boston Partners Global Long Short Equity Fund - Class A	57,470	9,005	472	—	5	65,287
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	20,138	—	10,307	—	(453)	10,554

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Alt 65 Fund (continued)
JNL/DFA U.S. Micro Cap Fund	$480	$—	$—	$—	$—	$485
JNL Multi-Manager Alternative Fund - Class A	23,033	16	—	—	—	22,952
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	—	5,826	—	—	—	5,904
JNL/DoubleLine Total Return Fund	13,931	6,502	494	—	35	20,177
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	49,333	—	2,994	—	(202)	46,247
JNL/Franklin Templeton Global Growth Fund - Class A	6,336	—	6,209	—	(1,327)	—
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	10,792	—	1,045	—	(233)	9,497
JNL/Invesco Global Real Estate Fund - Class A	22,158	—	4,080	—	16	18,887
JNL/Lazard Emerging Markets Fund - Class A	6,440	—	244	—	(79)	6,647
JNL/Mellon Capital International Index Fund - Class A	43,455	—	1,414	—	102	40,768
JNL/Mellon Capital S&P 500 Index Fund - Class A	38,480	—	4,985	—	(51)	33,816
JNL/Mellon Capital Small Cap Index Fund - Class A	9,673	—	1,211	—	110	8,662
JNL/Neuberger Berman Currency Fund	27,007	1	2,500	—	37	24,477
JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	3,988	—	2,936	—	(1,680)	960
JNL/Neuberger Berman Strategic Income Fund - Class A	1,602	—	1,600	—	(79)	—
JNL/Nicholas Convertible Arbitrage Fund	39,048	—	2,190	—	(56)	36,829
JNL/PPM America Floating Rate Income Fund - Class A	1,660	—	1,661		(131)	—
JNL/PPM America High Yield Bond Fund - Class A	8,125	—	29	—	(6)	8,265
JNL/PPM America Long Short Credit Fund	40,068	—	5,950	—	(731)	34,112
JNL/PPM America Total Return Fund - Class A	8,342	—	1,824	—	(83)	6,693
JNL/Red Rocks Listed Private Equity Fund - Class A	20,950	—	9,285	—	(2,060)	11,296
JNL/S&P Mid 3 Fund - Class A	6,191	—	1,606	—	(282)	4,771
JNL/Scout Unconstrained Bond Fund - Class A	7,942	1,001	—	—	—	9,186
JNL/T. Rowe Price Established Growth Fund - Class A	21,992	—	1,462	—	(164)	19,317
JNL/T. Rowe Price Value Fund - Class A	21,448	—	1,273	—	(131)	20,250
JNL/WCM Focused International Equity Fund	16,676	1	667	—	(5)	16,006
JNL/Westchester Capital Event Driven Fund - Class A	22,579	10,208	—	—	—	33,057
JNL/WMC Money Market Fund - Class A	—	4,960	—	—	—	4,960
	$635,594	$45,526	$78,722	$—	$(7,804)	$602,009
JNL Disciplined Moderate Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	$—	$50,286	$—	$—	$—	$50,956
JNL/DoubleLine Total Return Fund	119,354	61,444	3,650	—	256	179,209
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	52,534	1,909	287	—	(33)	52,970
JNL/Mellon Capital Emerging Market Index Fund - Class A	38,908	614	491	—	(155)	41,223
JNL/Mellon Capital International Index Fund - Class A	117,705	4,407	10,190	—	856	108,589
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	87,434	1,190	383	—	61	91,604
JNL/Mellon Capital S&P 500 Index Fund - Class A	196,144	2,608	40,266	—	5,843	160,515
JNL/Mellon Capital Small Cap Index Fund - Class A	12,915	257	1	—	—	13,524
JNL/Neuberger Berman Strategic Income Fund - Class A	65,989	660	10,691	—	183	57,125
JNL/PIMCO Total Return Bond Fund - Class A	85,929	1,129	33,340	—	(1,801)	55,369
JNL/PPM America Floating Rate Income Fund - Class A	33,021	343	5,744	—	(236)	28,185
JNL/PPM America High Yield Bond Fund - Class A	65,440	186	13,212	—	(2,017)	53,769
JNL/PPM America Total Return Fund - Class A	79,125	442	11,881	—	(185)	69,755
JNL/S&P International 5 Fund - Class A	19,576	180	164	—	(13)	19,883
JNL/S&P Mid 3 Fund - Class A	22,295	493	181	—	(30)	23,459
JNL/Scout Unconstrained Bond Fund - Class A	52,844	5,505	1,398	—	(65)	58,520
JNL/T. Rowe Price Capital Appreciation Fund	66,333	45	772	—	(27)	66,854
JNL/T. Rowe Price Established Growth Fund - Class A	72,171	4,926	7,032	—	(827)	66,269
JNL/T. Rowe Price Value Fund - Class A	71,965	925	5,138	—	(326)	68,151
JNL/WCM Focused International Equity Fund	52,642	10,858	7	—	—	63,818
JNL/WMC Money Market Fund - Class A	—	5,615	—	—	—	5,615
	$1,312,324	$154,022	$144,828	$—	$1,484	$1,335,362
JNL Disciplined Moderate Growth Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	$—	$90,386	$—	$—	$—	$91,590
JNL/DoubleLine Total Return Fund	103,462	41,906	7,292	—	512	139,790

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Disciplined Moderate Growth Fund (continued)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	$68,380	$1,721	$17,678	$—	$(3,341)	$50,812
JNL/Mellon Capital Emerging Market Index Fund - Class A	84,780	716	6,303	—	(1,019)	83,776
JNL/Mellon Capital Healthcare Sector Fund - Class A	51,698	1,932	49,553	—	(7,360)	—
JNL/Mellon Capital International Index Fund - Class A	203,990	3,839	8,038	—	210	194,003
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	126,789	588	198	—	30	131,938
JNL/Mellon Capital S&P 500 Index Fund - Class A	254,876	334	25,192	—	3,781	232,788
JNL/Mellon Capital Small Cap Index Fund - Class A	33,709	381	32	—	1	34,947
JNL/Neuberger Berman Strategic Income Fund - Class A	42,908	477	11,336	—	(561)	32,747
JNL/PIMCO Total Return Bond Fund - Class A	60,188	883	13,845	—	(669)	48,407
JNL/PPM America Floating Rate Income Fund - Class A	17,184	208	965	—	(59)	16,713
JNL/PPM America High Yield Bond Fund - Class A	34,090	119	3,012	—	(829)	31,861
JNL/PPM America Total Return Fund - Class A	51,485	426	7,886	—	(140)	45,321
JNL/S&P International 5 Fund - Class A	51,003	120	182	—	(23)	51,662
JNL/S&P Mid 3 Fund - Class A	33,520	355	87	—	(14)	35,029
JNL/Scout Unconstrained Bond Fund - Class A	42,992	5,477	2,268	—	(130)	47,420
JNL/T. Rowe Price Capital Appreciation Fund	86,005	60	2,400	—	(132)	85,166
JNL/T. Rowe Price Established Growth Fund - Class A	119,223	4,873	10,022	—	(1,179)	107,714
JNL/T. Rowe Price Value Fund - Class A	119,196	372	10,079	—	(641)	110,064
JNL/WCM Focused International Equity Fund	119,423	10,684	439	—	(16)	130,073
JNL/WMC Money Market Fund - Class A	—	5,449	—	—	—	5,449
	$1,704,901	$171,306	$176,807	$—	$(11,579)	$1,707,270
JNL Disciplined Growth Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	$29,122	$30,914	$1,159	$—	$(67)	$60,266
JNL/DoubleLine Total Return Fund	23,264	15,523	2,507	—	174	36,687
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	30,479	1,951	16,867	—	(3,251)	14,837
JNL/Mellon Capital Emerging Market Index Fund - Class A	45,447	1,964	6,155	—	(1,829)	43,740
JNL/Mellon Capital Healthcare Sector Fund - Class A	30,971	2,155	30,707	—	(4,289)	—
JNL/Mellon Capital International Index Fund - Class A	106,503	3,798	5,801	—	47	101,515
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	75,501	1,640	1,103	—	122	78,943
JNL/Mellon Capital S&P 500 Index Fund - Class A	113,899	1,442	1,107	—	81	115,589
JNL/Mellon Capital Small Cap Index Fund - Class A	22,572	658	201	—	(27)	23,656
JNL/PPM America High Yield Bond Fund - Class A	15,220	443	2,749	—	(724)	13,215
JNL/PPM America Total Return Fund - Class A	11,531	553	1,991	—	(7)	10,382
JNL/S&P International 5 Fund - Class A	30,419	466	503	—	(79)	30,808
JNL/S&P Mid 3 Fund - Class A	16,793	583	311	—	(64)	17,720
JNL/Scout Unconstrained Bond Fund - Class A	15,439	3,502	1,256	—	(71)	18,120
JNL/T. Rowe Price Established Growth Fund - Class A	61,017	3,847	262	—	(42)	61,500
JNL/T. Rowe Price Value Fund - Class A	72,322	901	597	—	(79)	73,038
JNL/WCM Focused International Equity Fund	60,989	9,462	1,361	—	(54)	69,343
JNL/WMC Money Market Fund - Class A	—	4,350	—	—	—	4,350
	$761,488	$84,152	$74,637	$—	$(10,159)	$773,709
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund - Class A	$473,903	$850	$4,815	$—	$(261)	$463,790
JNL/Franklin Templeton Income Fund - Class A	476,620	301	21,632	—	(2,960)	462,020
JNL/Franklin Templeton Mutual Shares Fund - Class A	476,075	64	13,784	—	128	463,312
	$1,426,598	$1,215	$40,231	$—	$(3,093)	$1,389,122
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Bond Index Fund - Class A	$41,378	$1,133	$5,104	$—	$(75)	$38,511
JNL/Mellon Capital International Index Fund - Class A	40,964	595	1,343	—	277	39,048
JNL/Mellon Capital JNL 5 Fund - Class A	204,619	1,129	11,231	—	6,636	197,809
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	40,942	337	2,763	—	1,354	39,982
JNL/Mellon Capital S&P 500 Index Fund - Class A	40,990	210	1,985	—	1,142	39,658
JNL/Mellon Capital Small Cap Index Fund - Class A	40,742	567	2,186	—	960	40,162
	$409,635	$3,971	$24,612	$—	$10,294	$395,170

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class A	$153,271	$4,024	$13,280	$—	$(442)	$148,213
JNL/Mellon Capital International Index Fund - Class A	151,290	2,488	23	—	3	149,442
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	149,978	332	1,045	—	381	154,826
JNL/Mellon Capital S&P 500 Index Fund - Class A	153,288	—	2,385	—	1,036	152,554
JNL/Mellon Capital Small Cap Index Fund - Class A	149,722	979	732	—	271	153,828
	$757,549	$7,823	$17,465	$—	$1,249	$758,863
JNL/MMRS Conservative Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	$10,843	$2,494	$2,420	$—	$(1,138)	$9,947
JNL/Franklin Templeton Mutual Shares Fund - Class A	16,313	3,415	4,934	—	(1,274)	14,671
JNL/Goldman Sachs Core Plus Bond Fund - Class A	53,161	11,472	12,449	—	(265)	53,378
JNL/Invesco International Growth Fund - Class A	27,173	5,768	8,396	—	(1,685)	24,517
JNL/Invesco Small Cap Growth Fund - Class A	16,260	3,432	4,250	—	(1,189)	14,871
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	53,153	11,412	12,738	—	(231)	53,436
JNL/Mellon Capital Bond Index Fund - Class A	53,139	11,359	12,728	—	(300)	53,382
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	10,872	2,268	3,242	—	(539)	9,863
JNL/Mellon Capital Emerging Market Index Fund - Class A	26,985	5,402	8,384	—	(3,677)	24,766
JNL/Mellon Capital Healthcare Sector Fund - Class A	16,345	3,698	4,320	—	(703)	14,610
JNL/Mellon Capital S&P 24 Fund - Class A	16,213	3,497	4,539	—	(3,846)	14,679
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	16,232	3,264	4,874	—	(818)	14,815
JNL/Neuberger Berman Strategic Income Fund - Class A	22,174	4,904	5,280	—	(352)	22,232
JNL/PIMCO Real Return Fund - Class A	22,174	4,864	5,653	—	(460)	22,382
JNL/PIMCO Total Return Bond Fund - Class A	44,432	9,341	10,343	—	(663)	44,441
JNL/S&P Competitive Advantage Fund - Class A	16,154	3,356	5,145	—	(1,232)	14,718
JNL/S&P Dividend Income & Growth Fund - Class A	16,299	3,450	6,014	—	(751)	14,711
JNL/S&P Intrinsic Value Fund - Class A	16,201	3,162	5,131	—	(2,266)	14,681
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	10,899	2,266	3,072	—	(613)	9,893
	$465,022	$98,824	$123,912	$—	$(22,002)	$445,993
JNL/MMRS Growth Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	$1,891	$894	$716	$—	$(232)	$1,931
JNL/Franklin Templeton Mutual Shares Fund - Class A	1,517	611	611	—	(108)	1,504
JNL/Goldman Sachs Core Plus Bond Fund - Class A	3,763	1,933	2,017	—	(23)	3,771
JNL/Invesco International Growth Fund - Class A	3,781	1,521	1,505	—	(140)	3,786
JNL/Invesco Small Cap Growth Fund - Class A	1,892	805	727	—	(139)	1,918
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	5,017	2,566	2,719	—	(18)	5,036
JNL/Mellon Capital Bond Index Fund - Class A	5,016	2,556	2,710	—	(22)	5,034
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	1,514	604	602	—	(83)	1,518
JNL/Mellon Capital Emerging Market Index Fund - Class A	3,792	1,467	1,512	—	(286)	3,819
JNL/Mellon Capital Healthcare Sector Fund - Class A	2,278	1,076	931	—	(86)	2,292
JNL/Mellon Capital S&P 24 Fund - Class A	1,507	633	595	—	(426)	1,504
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	2,263	882	889	—	(146)	2,284
JNL/Neuberger Berman Strategic Income Fund - Class A	2,512	1,302	1,353	—	(47)	2,516
JNL/PIMCO Real Return Fund - Class A	2,513	1,271	1,377	—	(41)	2,539
JNL/PIMCO Total Return Bond Fund - Class A	3,758	1,950	2,024	—	(86)	3,780
JNL/S&P Competitive Advantage Fund - Class A	2,633	1,023	1,053	—	(204)	2,646
JNL/S&P Dividend Income & Growth Fund - Class A	3,040	1,123	1,290	—	(129)	3,025
JNL/S&P Intrinsic Value Fund - Class A	2,643	1,016	1,083	—	(339)	2,648
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	1,519	620	598	—	(94)	1,523
	$52,849	$23,853	$24,312	$—	$(2,649)	$53,074
JNL/MMRS Moderate Fund
JNL Multi-Manager Small Cap Growth Fund - Class A	$8,154	$3,866	$3,174	$—	$(1,098)	$8,246
JNL/Franklin Templeton Mutual Shares Fund - Class A	6,118	2,570	2,613	—	(474)	6,033
JNL/Goldman Sachs Core Plus Bond Fund - Class A	17,477	9,281	9,619	—	(105)	17,587
JNL/Invesco International Growth Fund - Class A	20,372	8,646	8,761	—	(890)	20,222

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/MMRS Moderate Fund (continued)
JNL/Invesco Small Cap Growth Fund - Class A	$8,154	$3,545	$3,288	$—	$(687)	$8,184
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	19,989	10,633	11,179	—	(80)	20,138
JNL/Mellon Capital Bond Index Fund - Class A	19,988	10,561	11,129	—	(89)	20,116
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	6,116	2,593	2,606	—	(402)	6,091
JNL/Mellon Capital Emerging Market Index Fund - Class A	10,198	4,264	4,533	—	(887)	10,164
JNL/Mellon Capital Healthcare Sector Fund - Class A	8,164	3,658	3,279	—	(337)	8,063
JNL/Mellon Capital S&P 24 Fund - Class A	6,087	2,596	2,482	—	(1,809)	6,023
JNL/Mellon Capital S&P 400 MidCap Index Fund - Class A	10,192	4,267	4,406	—	(727)	10,170
JNL/Neuberger Berman Strategic Income Fund - Class A	9,985	5,396	5,536	—	(196)	10,068
JNL/PIMCO Real Return Fund - Class A	9,985	5,295	5,673	—	(175)	10,125
JNL/PIMCO Total Return Bond Fund - Class A	14,984	7,945	8,233	—	(349)	15,084
JNL/S&P Competitive Advantage Fund - Class A	10,127	4,247	4,444	—	(903)	10,077
JNL/S&P Dividend Income & Growth Fund - Class A	12,174	5,117	5,753	—	(551)	12,166
JNL/S&P Intrinsic Value Fund - Class A	10,173	4,356	4,665	—	(1,502)	10,115
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	6,118	2,570	2,494	—	(431)	6,101
	$214,555	$101,406	$103,867	$—	$(11,692)	$214,773
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class A	$1,586,931	$49,637	$14,614	$—	$4,870	$1,704,273
JNL/S&P Dividend Income & Growth Fund - Class A	1,628,995	49,110	108,542	—	33,225	1,707,469
JNL/S&P Intrinsic Value Fund - Class A	1,568,903	37,718	—	—	—	1,704,114
JNL/S&P Total Yield Fund - Class A	1,586,151	19,965	16,467	—	6,014	1,702,463
	$6,370,980	$156,430	$139,623	$—	$44,109	$6,818,319
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class A	$46,153	$1,343	$75	$—	$(4)	$47,262
JNL Multi-Manager Small Cap Growth Fund - Class A	15,142	2,980	258	—	(44)	16,693
JNL Multi-Manager Small Cap Value Fund - Class A	15,021	1,972	392	—	15	16,755
JNL/Causeway International Value Select Fund - Class A	15,272	1,752	195	—	(16)	16,224
JNL/DFA U.S. Core Equity Fund - Class A	30,436	3,012	863	—	223	33,351
JNL/DoubleLine Total Return Fund	138,707	1,063	2,231	—	155	139,614
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	107,478	6,303	528	—	(10)	111,019
JNL/Goldman Sachs Core Plus Bond Fund - Class A	46,239	356	649	—	(44)	46,936
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	30,433	705	659	—	(366)	33,140
JNL/Goldman Sachs Mid Cap Value Fund - Class A	15,169	1,853	372	—	(202)	16,772
JNL/Invesco Global Real Estate Fund - Class A	15,393	1,176	491	—	10	16,893
JNL/Invesco International Growth Fund - Class A	15,281	1,333	431	—	82	16,536
JNL/Invesco Mid Cap Value Fund - Class A	15,027	2,259	441	—	(103)	16,980
JNL/JPMorgan MidCap Growth Fund - Class A	30,591	4,920	953	—	25	33,857
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	138,721	550	2,799	—	(11)	140,332
JNL/PIMCO Real Return Fund - Class A	61,650	394	851	—	(338)	63,772
JNL/PIMCO Total Return Bond Fund - Class A	92,360	877	1,161	—	(108)	94,066
JNL/PPM America Floating Rate Income Fund - Class A	30,782	509	171	—	2	31,679
JNL/PPM America High Yield Bond Fund - Class A	90,943	7,581	247	—	(87)	100,552
JNL/PPM America Low Duration Bond Fund - Class A	107,905	918	974	—	(3)	108,823
JNL/PPM America Total Return Fund - Class A	107,847	1,064	727	—	51	111,128
JNL/Scout Unconstrained Bond Fund - Class A	92,443	1,133	719	—	(28)	95,691
JNL/T. Rowe Price Established Growth Fund - Class A	45,941	6,259	820	—	264	49,362
JNL/T. Rowe Price Short-Term Bond Fund - Class A	154,102	1,231	12,848	—	(406)	143,682
JNL/T. Rowe Price Value Fund - Class A	45,941	4,208	1,170	—	203	49,618
JNL/WCM Focused International Equity Fund	15,337	1,376	416	—	14	16,448
JNL/WMC Value Fund - Class A	15,247	1,505	390	—	19	16,619
	$1,535,561	$58,632	$31,831	$—	$(707)	$1,583,804
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class A	$94,131	$524	$—	$—	$—	$94,269
JNL Multi-Manager Small Cap Growth Fund - Class A	32,521	985	—	—	—	30,565
JNL Multi-Manager Small Cap Value Fund - Class A	63,611	1,150	—	—	—	64,629

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Moderate Fund (continued)
JNL/BlackRock Large Cap Select Growth Fund - Class A	$33,055	$434	$1	$—	$—	$31,853
JNL/Causeway International Value Select Fund - Class A	27,434	1,750	—	—	—	27,972
JNL/DFA U.S. Core Equity Fund - Class A	37,318	—	1,290	—	(22)	36,481
JNL/DoubleLine Total Return Fund	232,389	—	5,766	—	404	230,084
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	231,015	229	1,487	—	(41)	224,456
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	63,539	28	285	—	(159)	68,740
JNL/Goldman Sachs Mid Cap Value Fund - Class A	61,236	1,748	—	—	—	62,827
JNL/Invesco Global Real Estate Fund - Class A	35,305	—	867	—	(1)	35,948
JNL/Invesco International Growth Fund - Class A	60,391	1,509	—	—	—	62,909
JNL/Invesco Mid Cap Value Fund - Class A	31,743	687	—	—	—	32,220
JNL/Invesco Small Cap Growth Fund - Class A	32,394	572	—	—	—	32,231
JNL/JPMorgan MidCap Growth Fund - Class A	94,287	2,901	—	—	—	93,664
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	168,885	—	5,439	—	(58)	168,113
JNL/Lazard Emerging Markets Fund - Class A	31,635	333	28	—	(11)	34,288
JNL/Oppenheimer Global Growth Fund - Class A	34,217	207	47	—	9	32,228
JNL/PIMCO Real Return Fund - Class A	129,737	—	1,951	—	(586)	133,172
JNL/PIMCO Total Return Bond Fund - Class A	152,155	—	10,119	—	(965)	145,136
JNL/PPM America Floating Rate Income Fund - Class A	35,892	—	1,631	—	7	34,864
JNL/PPM America High Yield Bond Fund - Class A	158,843	5,051	—	—	—	166,255
JNL/PPM America Low Duration Bond Fund - Class A	175,112	3,557	—	—	—	180,274
JNL/PPM America Total Return Fund - Class A	161,798	—	1,894	—	122	164,233
JNL/Scout Unconstrained Bond Fund - Class A	137,818	5,383	—	—	—	147,555
JNL/T. Rowe Price Established Growth Fund - Class A	306,512	2,236	356	—	113	292,014
JNL/T. Rowe Price Short-Term Bond Fund - Class A	237,079	—	8,317	—	(270)	230,645
JNL/T. Rowe Price Value Fund - Class A	269,676	237	1,018	—	243	270,281
JNL/WCM Focused International Equity Fund	26,459	1,794	—	—	—	28,421
JNL/WMC Value Fund - Class A	101,404	107	364	—	32	101,835
	$3,256,591	$31,422	$40,860	$—	$(1,183)	$3,258,162
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$150,621	$1,872	$—	$—	$—	$151,876
JNL Multi-Manager Small Cap Growth Fund - Class A	57,742	556	—	—	—	52,977
JNL Multi-Manager Small Cap Value Fund - Class A	156,256	1,792	—	—	—	157,520
JNL/BlackRock Large Cap Select Growth Fund - Class A	199,329	—	3,398	—	(67)	185,775
JNL/Causeway International Value Select Fund - Class A	62,603	4,861	—	—	—	64,625
JNL/DoubleLine Total Return Fund	174,226	—	2,135	—	151	174,699
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	305,034	—	3,784	—	(141)	294,212
JNL/Goldman Sachs Core Plus Bond Fund - Class A	50,817	—	—	—	—	51,911
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	84,898	2,163	—	—	—	94,462
JNL/Goldman Sachs Mid Cap Value Fund - Class A	132,362	—	2,333	—	(587)	129,156
JNL/Invesco Global Real Estate Fund - Class A	129,400	—	2,829	—	7	132,134
JNL/Invesco International Growth Fund - Class A	185,313	—	51,925	—	5,439	134,404
JNL/Invesco Large Cap Growth Fund - Class A	121,707	13,287	101	13,169	3	115,668
JNL/Invesco Mid Cap Value Fund - Class A	65,176	—	806	—	(67)	63,716
JNL/Invesco Small Cap Growth Fund - Class A	75,559	3,776	—	—	—	77,656
JNL/JPMorgan MidCap Growth Fund - Class A	158,429	7,098	—	—	—	159,402
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	186,070	—	4,952	—	259	186,279
JNL/Lazard Emerging Markets Fund - Class A	72,712	—	2,885	—	(1,585)	74,711
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	64,014	—	—	—	—	58,887
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	44,766	51,546	—	—	—	98,255
JNL/Oppenheimer Global Growth Fund - Class A	144,858	3,286	—	—	—	139,054
JNL/PIMCO Real Return Fund - Class A	118,452	—	1,818	—	(634)	121,551
JNL/PIMCO Total Return Bond Fund - Class A	236,107	—	15,722	—	(1,833)	225,211
JNL/PPM America Floating Rate Income Fund - Class A	40,245	—	—	—	—	40,961

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Moderate Growth Fund (continued)
JNL/PPM America High Yield Bond Fund - Class A	$236,989	$5,900	$1,751	$—	$(267)	$245,999
JNL/PPM America Low Duration Bond Fund - Class A	239,628	1,262	425	—	—	242,636
JNL/PPM America Mid Cap Value Fund - Class A	21,889	—	—	—	—	23,425
JNL/PPM America Total Return Fund - Class A	181,644	—	3,364	—	226	183,107
JNL/Scout Unconstrained Bond Fund - Class A	207,065	1,450	—	—	—	214,811
JNL/T. Rowe Price Established Growth Fund - Class A	877,730	—	16,108	—	7,221	813,509
JNL/T. Rowe Price Short-Term Bond Fund - Class A	254,017	—	8,944	—	(136)	247,091
JNL/T. Rowe Price Value Fund - Class A	560,383	—	5,545	—	2,033	557,364
JNL/WCM Focused International Equity Fund	108,755	690	—	—	—	109,666
JNL/WMC Value Fund - Class A	362,553	—	13,303	—	2,337	350,639
	$6,067,349	$99,539	$142,128	$13,169	$12,359	$5,973,349
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$148,773	$—	$2,989	$—	$(211)	$145,101
JNL Multi-Manager Small Cap Growth Fund - Class A	46,014	1,348	—	—	—	43,160
JNL Multi-Manager Small Cap Value Fund - Class A	142,305	104	31	—	1	141,830
JNL/BlackRock Large Cap Select Growth Fund - Class A	333,440	2,354	37	—	(1)	319,023
JNL/Causeway International Value Select Fund - Class A	123,911	1,368	20,082	—	(1,920)	99,123
JNL/DoubleLine Total Return Fund	98,098	—	2,427	—	172	97,135
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	57,987	7,650	—	—	—	70,938
JNL/Goldman Sachs Mid Cap Value Fund - Class A	131,683	—	6,178	—	(1,727)	124,178
JNL/Invesco Global Real Estate Fund - Class A	96,925	—	960	—	343	100,226
JNL/Invesco International Growth Fund - Class A	162,062	—	4,455	—	485	159,612
JNL/Invesco Large Cap Growth Fund - Class A	179,447	18,727	5,819	18,727	(471)	164,327
JNL/Invesco Mid Cap Value Fund - Class A	89,712	1,227	—	—	—	90,176
JNL/Invesco Small Cap Growth Fund - Class A	74,771	16,805	—	—	—	90,400
JNL/JPMorgan MidCap Growth Fund - Class A	165,348	7,130	—	—	—	166,029
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	43,882	—	—	—	—	45,116
JNL/Lazard Emerging Markets Fund - Class A	125,494	2,371	5,309	—	(3,549)	130,822
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	42,226	1,992	—	—	—	40,903
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	28,126	29,520	—	—	—	58,621
JNL/Oppenheimer Global Growth Fund - Class A	226,409	4,782	—	—	—	216,948
JNL/PIMCO Real Return Fund - Class A	36,088	—	—	—	—	37,607
JNL/PIMCO Total Return Bond Fund - Class A	86,973	—	8,457	—	(372)	80,244
JNL/PPM America High Yield Bond Fund - Class A	89,367	17,957	47	—	(17)	109,179
JNL/PPM America Low Duration Bond Fund - Class A	72,302	4,701	—	—	—	77,677
JNL/PPM America Mid Cap Value Fund - Class A	12,559	—	—	—	—	13,440
JNL/PPM America Total Return Fund - Class A	88,374	470	343	—	21	90,890
JNL/Scout Unconstrained Bond Fund - Class A	132,593	564	394	—	(23)	136,768
JNL/T. Rowe Price Established Growth Fund - Class A	748,284	10	3,250	—	789	704,394
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	151,107	—	—	—	—	150,389
JNL/T. Rowe Price Short-Term Bond Fund - Class A	189,705	—	4,331	—	(108)	186,897
JNL/T. Rowe Price Value Fund - Class A	639,414	2,085	2	—	1	644,871
JNL/WCM Focused International Equity Fund	61,982	7,788	—	—	—	70,118
JNL/WMC Value Fund - Class A	334,022	—	8,899	—	1,572	326,513
	$4,959,383	$128,953	$74,010	$18,727	$(5,015)	$4,932,655
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class A	$49,405	$730	$233	$—	$(18)	$49,690
JNL Multi-Manager Small Cap Growth Fund - Class A	17,352	842	—	—	—	16,641
JNL Multi-Manager Small Cap Value Fund - Class A	66,013	2,020	—	—	—	67,938
JNL/BlackRock Large Cap Select Growth Fund - Class A	123,056	1,617	103	—	(2)	118,431
JNL/Causeway International Value Select Fund - Class A	63,408	2,467	10,280	—	(517)	52,603
JNL/DoubleLine Total Return Fund	16,070	310	133	—	(1)	16,490
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	17,027	3	497	—	(201)	17,962
JNL/Goldman Sachs Mid Cap Value Fund - Class A	45,058	—	4,882	—	(854)	39,593
JNL/Invesco Global Real Estate Fund - Class A	34,895	—	690	—	11	35,724
JNL/Invesco International Growth Fund - Class A	53,661	—	16,475	—	219	37,419

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Aggressive Growth Fund (continued)
JNL/Invesco Large Cap Growth Fund - Class A	$71,682	$8,340	$291	$7,766	$(5)	$68,416
JNL/Invesco Mid Cap Value Fund - Class A	32,268	1,483	—	—	—	33,602
JNL/Invesco Small Cap Growth Fund - Class A	60,504	5,681	—	—	—	65,139
JNL/JPMorgan MidCap Growth Fund - Class A	61,958	5,375	—	—	—	65,272
JNL/Lazard Emerging Markets Fund - Class A	36,619	10,888	1,113	—	(523)	49,389
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	17,039	876	—	—	—	16,617
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	16,065	21,171	—	—	—	37,892
JNL/Oppenheimer Global Growth Fund - Class A	102,877	1,833	1,782	—	886	96,527
JNL/PPM America High Yield Bond Fund - Class A	32,719	333	19	—	(5)	33,723
JNL/PPM America Total Return Fund - Class A	24,590	—	4,311	—	(206)	20,834
JNL/Scout Unconstrained Bond Fund - Class A	17,309	—	529	—	(27)	17,285
JNL/T. Rowe Price Established Growth Fund - Class A	288,996	1,259	1,375	—	442	273,263
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	79,815	—	—	—	—	79,436
JNL/T. Rowe Price Short-Term Bond Fund - Class A	34,892	89	1,200	—	(31)	34,059
JNL/T. Rowe Price Value Fund - Class A	271,106	—	7,137	—	2,925	264,954
JNL/WCM Focused International Equity Fund	44,715	3,693	—	—	—	48,703
JNL/WMC Value Fund - Class A	146,073	—	4,185	—	730	142,613
	$1,825,172	$69,010	$55,235	$7,766	$2,823	$1,800,215

Income Tax Matters - JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Growth-Income Fund, JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Alt 65 Fund, JNL/American Funds Balanced Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital 10 x 10 Fund, JNL/Mellon Capital Index 5 Fund, JNL/MMRS Conservative Fund, JNL/MMRS Growth Fund, JNL/MMRS Moderate Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund are treated as partnerships for federal income tax purposes. The Funds are not subject to federal income tax, and therefore, there is no provision for federal income taxes. The book cost of assets differs from the tax cost of assets for these Funds as a result of each Fund’s adoption of a mark to market method of accounting for federal income tax purposes. Under this method, the tax cost of assets will approximate fair market value.

JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund are treated as registered investment companies for federal income tax purposes. As of March 31, 2016, the cost of investments and the components of net unrealized appreciation (depreciation) for the Funds treated as registered investment companies for federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
JNL/American Funds Global Bond Fund	$493,773	$1,629	$(26,335)	$(24,706)
JNL/American Funds Global Small Capitalization Fund	492,702	28,646	(42,108)	(13,462)
JNL/American Funds International Fund	1,072,529	16,385	(104,796)	(88,411)
JNL/American Funds New World Fund	944,123	1,003	(148,636)	(147,633)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2016

JNL/AB Dynamic Asset Allocation Fund (b)

	Shares/Par †	Value
INVESTMENT COMPANIES - 49.6%
iShares Core MSCI Emerging Markets ETF	29	$1,203
iShares Core S&P 500 ETF (e)	23	4,706
iShares iBoxx High Yield Corporate Bond Fund (e)	21	1,687
iShares International Developed Real Estate ETF (e)	12	351
SPDR S&P 500 ETF Trust (e)	14	2,962
Vanguard FTSE Developed Markets ETF	62	2,211
Vanguard Mid-Cap ETF	14	1,739
Vanguard REIT ETF (e)	17	1,400
Vanguard Small-Cap ETF	7	767
Total Investment Companies (cost $16,953)		17,026

GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%
GOVERNMENT SECURITIES - 6.0%
Treasury Inflation Index Securities - 6.0%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/19 - 01/15/23 (n)	$1,077	1,098
1.88%, 07/15/19 (n)	32	35
1.38%, 01/15/20 (n)	192	205
1.25%, 07/15/20 (n)	230	248
1.13%, 01/15/21 (n)	292	312
0.63%, 07/15/21 (n)	146	153
Total Government and Agency Obligations (cost $1,991)		2,051

SHORT TERM INVESTMENTS - 52.0%
Investment Company - 32.3%
JNL Money Market Fund, 0.29% (a) (h)	11,101	11,101
Securities Lending Collateral - 10.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	3,441	3,441
Treasury Securities - 9.7%
U.S. Treasury Bill, 0.16%, 04/28/16	$3,350	3,349
Total Short Term Investments (cost $17,891)		17,891
Total Investments - 107.6% (cost $36,835)		36,968
Other Assets and Liabilities, Net - (7.6%)		(2,610)
Total Net Assets - 100.0%		$34,358

JNL/AQR Managed Futures Strategy Fund (b)

SHORT TERM INVESTMENTS - 96.9%
Investment Companies - 48.6%
JNL Money Market Fund, 0.29% (a) (h)	121,277	$121,277
JPMorgan U.S. Treasury Plus Money Market Fund — IM Class, 0.00% (h)	224,425	224,425
		345,702
Treasury Securities - 48.3%
U.S. Treasury Bill
0.07%, 04/07/16	$67,837	67,834
0.32%, 05/26/16	7,750	7,747
0.24%, 06/02/16	38,443	38,433
0.48%, 07/14/16	3,405	3,403
0.17%, 07/21/16	7,747	7,741
0.41%, 07/28/16	7,364	7,357
0.43%, 08/11/16	108,213	108,088
0.41%, 08/18/16	16,792	16,770
0.46%, 09/29/16	86,582	86,415
		343,788
Total Short Term Investments (cost $689,388)		689,490
Total Investments - 96.9% (cost $689,388)		689,490
Other Assets and Liabilities, Net - 3.1%		22,144
Total Net Assets - 100.0%		$711,634

JNL/BlackRock Global Allocation Fund (b)

COMMON STOCKS - 51.5%
CONSUMER DISCRETIONARY - 5.7%
Accor SA	61	$2,587
Aisin Seiki Co. Ltd.	102	3,828
Alpine Electronics Inc.	19	208
Amazon.com Inc. (c)	—	135
ASKUL Corp.	1	28
Autobacs Seven Co. Ltd. (e)	9	147
Bayerische Motoren Werke AG	26	2,377
Bed Bath & Beyond Inc. (c)	45	2,248
Benesse Corp.	4	115
Berkeley Group Holdings Plc	29	1,321
Bridgestone Corp.	172	6,431
Brilliance China Automotive Holdings Ltd.	958	993
Burberry Group Plc	30	593
Canon Marketing Japan Inc.	13	229
Cheng Shin Rubber Industry Co. Ltd.	634	1,274
Chipotle Mexican Grill Inc. (c)	4	1,852
Coats Group Plc (c)	214	86
Comcast Corp. - Class A	233	14,243
Compagnie Generale des Etablissements Michelin	4	388
Delphi Automotive Plc	99	7,416
Delta Topco Ltd. (c) (f) (p) (q)	2,155	30
Dena Co. Ltd. (e)	37	639
Denso Corp.	170	6,824
DISH Network Corp. - Class A (c)	72	3,330
Dongfeng Motor Group Co. Ltd. - Class H	505	632
Exedy Corp.	9	194
Expedia Inc.	5	579
Ford Motor Co.	502	6,773
Fuji Heavy Industries Ltd.	375	13,232
Futaba Industrial Co. Ltd. (e)	121	482
Goodyear Tire & Rubber Co.	13	437
Haier Electronics Group Co. Ltd.	976	1,702
Home Depot Inc.	6	818
Honda Motor Co. Ltd.	175	4,793
Hugo Boss AG	29	1,904
Hyundai Motor Co.	40	5,353
Hyundai Wia Corp.	10	882
Isuzu Motors Ltd.	258	2,660
Koito Manufacturing Co. Ltd.	53	2,413
Las Vegas Sands Corp. (e)	36	1,869
Lear Corp. (e)	10	1,098
Liberty Broadband Corp. - Class A (c)	28	1,602
Liberty Broadband Corp. - Class C (c)	63	3,667
Liberty Global Plc - Class A (c)	70	2,704
Liberty Media Corp. - Class A (c)	97	3,762
Liberty Media Corp. - Class C (c)	182	6,946
Lowe’s Cos. Inc.	9	718
M6-Metropole Television SA (c)	—	3
Maruti Suzuki India Ltd.	26	1,474
McDonald’s Corp.	6	800
Mediaset Espana Comunicacion SA	2	23
Michael Kors Holdings Ltd. (c)	50	2,849

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Namco Bandai Holdings Inc.	27	580
Nike Inc. - Class B	7	445
Nikon Corp. (e)	192	2,934
NOS SGPS (e)	310	2,065
Pearson Plc	209	2,614
Publicis Groupe SA	71	4,982
Pulte Homes Inc.	43	804
RAI Way SpA	565	3,034
Renault SA	23	2,333
Rinnai Corp.	34	2,977
RTL Group SA	4	329
Sanrio Co. Ltd. (e)	94	1,828
Scripps Networks Interactive Inc. - Class A	3	217
Sega Sammy Holdings Inc.	187	2,040
Shimamura Co. Ltd.	4	462
Sodexo SA	22	2,401
Stanley Electric Co. Ltd.	15	332
Starbucks Corp.	4	258
Suzuki Motor Corp.	197	5,273
Target Corp.	50	4,093
Tiffany & Co. (e)	39	2,886
Time Warner Cable Inc.	25	5,139
Time Warner Inc.	34	2,502
TomTom NV (c)	2	21
Toyota Industries Corp.	216	9,701
Toyota Motor Corp.	100	5,282
TV Asahi Holdings Corp.	13	233
Urban Outfitters Inc. (c)	70	2,318
Volkswagen AG	1	174
Whirlpool Corp.	34	6,114
Williams-Sonoma Inc.	34	1,868
Wyndham Worldwide Corp.	9	681
Yamada Denki Co. Ltd. (e)	475	2,245
Yamaha Corp.	36	1,095
Yulon Motor Co. Ltd.	782	760
Zhongsheng Group Holdings Ltd. (e)	1,049	509
		209,220
CONSUMER STAPLES - 4.8%
Ajinomoto Co. Inc.	68	1,533
Altria Group Inc.	86	5,394
Anheuser-Busch InBev NV	4	546
Archer-Daniels-Midland Co.	5	198
Asahi Breweries Ltd.	61	1,883
Beiersdorf AG	20	1,840
Bunge Ltd.	20	1,119
Chaoda Modern Agriculture Holdings Ltd. (c)	604	13
Coca-Cola Co.	135	6,272
Coca-Cola Enterprises Inc.	7	361
Colgate-Palmolive Co.	75	5,295
Constellation Brands Inc. - Class A	9	1,314
CVS Health Corp.	89	9,218
Danone SA	49	3,468
Diageo Plc - ADR (e)	40	4,330
Distribuidora Internacional de Alimentacion SA	21	107
Dr. Pepper Snapple Group Inc.	5	429
Edgewell Personal Care Co.	113	9,085
FamilyMart Co. Ltd.	58	3,012
Hain Celestial Group Inc. (c) (e)	63	2,585
Hershey Co.	10	927
Japan Tobacco Inc.	56	2,327
Kimberly-Clark Corp.	15	2,070
Kraft Heinz Foods Co.	27	2,136
Kroger Co.	98	3,754
Mondelez International Inc. - Class A	143	5,745
Nestle SA	286	21,335
PepsiCo Inc.	110	11,315
Procter & Gamble Co.	204	16,791
SABMiller Plc	362	22,102
Seven & I Holdings Co. Ltd.	42	1,798
SLC Agricola SA	131	583
Suntory Beverage & Food Ltd.	37	1,682
Unilever NV - CVA	187	8,367
Wal-Mart Stores Inc.	147	10,098
Walgreens Boots Alliance Inc.	69	5,819
WhiteWave Foods Co. - Class A (c)	44	1,773
Whole Foods Market Inc. (e)	59	1,849
		178,473
ENERGY - 4.3%
Anadarko Petroleum Corp.	362	16,845
Athabasca Oil Corp. (c) (e)	490	389
Cameco Corp. (e)	286	3,675
Cameron International Corp. (c)	6	416
Cenovus Energy Inc.	310	4,039
Chevron Corp.	6	554
Coal India Ltd.	729	3,214
CONSOL Energy Inc. (e)	755	8,524
EnCana Corp. (e)	2,083	12,686
EQT Corp.	95	6,419
Exxon Mobil Corp.	66	5,480
Helmerich & Payne Inc. (e)	8	448
INPEX Corp.	604	4,573
KazMunaiGas Exploration Production JSC - GDR	132	984
Kinder Morgan Inc.	20	357
Marathon Oil Corp.	759	8,455
Marathon Petroleum Corp.	689	25,600
Ocean Rig UDW Inc.	89	73
Ophir Energy Plc (c)	1,119	1,235
Phillips 66	58	5,062
Pioneer Natural Resources Co.	22	3,147
Reliance Industries Ltd.	376	5,931
SBM Offshore NV (c) (e)	815	10,352
Schlumberger Ltd.	116	8,580
StatoilHydro ASA	201	3,139
Total SA	89	4,039
Total SA - ADR (e)	11	495
Valero Energy Corp.	17	1,083
Whiting Petroleum Corp. (c) (e)	479	3,820
Williams Cos. Inc.	503	8,086
		157,700
FINANCIALS - 9.1%
AIA Group Ltd.	712	4,046
Allianz SE	23	3,713
Allstate Corp.	121	8,135
American International Group Inc. (o)	155	8,378
Ameriprise Financial Inc.	3	286
Aviva Plc	116	758
AXA SA	276	6,464
Axis Capital Holdings Ltd.	14	778
Bank of America Corp.	1,211	16,377
Bank of New York Mellon Corp.	21	789
Bank of Yokohama Ltd. (f)	105	477
Berkshire Hathaway Inc. - Class A (c)	—	9,392
Berkshire Hathaway Inc. - Class B (c)	88	12,432
BNP Paribas SA	70	3,538
Brookfield Asset Management Inc. - Class A	148	5,135
Brookfield Asset Management Inc.	10	362
Capital One Financial Corp.	10	707
CapitaLand Ltd.	3,079	7,003
Charles Schwab Corp.	101	2,833
China Bank Ltd.	89	443
China Resources Land Ltd.	1,326	3,402
Chubb Ltd.	68	8,139

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Citigroup Inc.	310	12,939
Citizens Financial Group Inc.	7	154
CME Group Inc.	35	3,328
Crown Castle International Corp.	37	3,178
Daikyo Inc.	177	282
Daiwa Securities Group Inc.	138	848
Discover Financial Services	21	1,051
Equity Residential	29	2,164
Fibra Uno Administracion SA de CV	2,082	4,843
Fifth Third Bancorp	18	298
Fukuoka Financial Group Inc.	230	749
General Growth Properties Inc.	31	924
Global Logistic Properties Ltd.	6,225	8,879
Goldman Sachs Group Inc.	41	6,391
Hartford Financial Services Group Inc.	32	1,467
HSBC Holdings Plc	2,334	14,518
ING Groep NV - CVA	237	2,830
Intesa Sanpaolo SpA	1,997	5,522
Japan Post Bank Co. Ltd. (e)	226	2,788
JPMorgan Chase & Co.	331	19,628
Legal & General Group Plc	351	1,183
Lincoln National Corp.	10	390
Lloyds Banking Group Plc	2,063	2,010
Marsh & McLennan Cos. Inc.	79	4,779
Merlin Properties Socimi SA	39	457
MetLife Inc.	37	1,641
Mitsubishi Estate Co. Ltd.	412	7,647
Mitsubishi UFJ Financial Group Inc.	926	4,288
Morgan Stanley	9	228
MS&AD Insurance Group Holdings	82	2,291
Nomura Holdings Inc.	469	2,093
ProLogis Inc.	78	3,429
Prudential Financial Inc.	7	536
Reinsurance Group of America Inc.	8	782
Shizuoka Bank Ltd.	60	433
Simon Property Group Inc.	44	9,129
Sompo Japan Nipponkoa Holdings	74	2,089
Sony Financial Holdings Inc.	195	2,490
St. Joe Co. (c) (e)	301	5,170
Sumitomo Mitsui Financial Group Inc. (e)	91	2,763
Sun Hung Kai Properties Ltd.	539	6,590
SunTrust Banks Inc.	72	2,585
Svenska Handelsbanken AB - Class A	213	2,704
Synchrony Financial (c)	159	4,554
Tokio Marine Holdings Inc.	77	2,605
Toronto-Dominion Bank	125	5,394
Travelers Cos. Inc.	23	2,729
U.S. Bancorp	188	7,646
UBS Group AG	375	6,039
Unibail-Rodamco SE (e)	18	4,863
Unum Group	105	3,248
Vonovia SE	135	4,842
Wells Fargo & Co.	408	19,755
Westpac Banking Corp.	90	2,081
Wharf Holdings Ltd.	876	4,798
XL Group Plc	123	4,531
Zurich Insurance Group AG	6	1,415
		336,575
HEALTH CARE - 7.2%
AbbVie Inc.	67	3,848
Aetna Inc.	102	11,502
Agilent Technologies Inc.	77	3,086
Alexion Pharmaceuticals Inc. (c)	27	3,700
Allergan Plc (c)	21	5,527
AmerisourceBergen Corp.	9	753
Amgen Inc.	79	11,880
Anacor Pharmaceuticals Inc. (c)	16	836
Anthem Inc.	51	7,041
Astellas Pharma Inc.	205	2,728
AstraZeneca Plc	190	10,604
Baxalta Inc.	30	1,197
Baxter International Inc.	182	7,479
Bayer AG	26	3,078
Biogen Inc. (c)	14	3,640
Bristol-Myers Squibb Co.	91	5,817
Cardinal Health Inc.	11	884
Catalent Inc. (c)	162	4,311
Celgene Corp. (c)	39	3,873
DaVita HealthCare Partners Inc. (c)	42	3,082
Eisai Co. Ltd.	23	1,383
Eli Lilly & Co.	102	7,315
Envision Healthcare Holdings Inc. (c)	188	3,828
Gilead Sciences Inc.	34	3,135
GlaxoSmithKline Plc	328	6,649
HCA Holdings Inc. (c)	6	449
Healthscope Ltd.	1,785	3,632
Hoya Corp.	77	2,942
HTG Molecular Diagnostics Inc. (c)	22	62
Integrated Diagnostics Holdings Plc	123	604
Invitae Corp. (c) (e)	149	1,520
Johnson & Johnson	154	16,713
McKesson Corp.	86	13,596
Mediclinic International Plc	170	2,188
Medipal Holdings Corp.	6	98
Medtronic Plc	25	1,856
Merck & Co. Inc.	123	6,517
Mylan NV (c)	178	8,232
NMC Health Plc	289	4,385
Novartis AG	80	5,816
Novo Nordisk A/S - Class B	29	1,572
Otsuka Holdings Co. Ltd.	83	3,018
Pfizer Inc.	653	19,360
Recordati SpA	21	531
Regeneron Pharmaceuticals Inc. (c)	3	926
Roche Holding AG	24	5,927
Sanofi SA	111	8,961
Sawai Pharmaceutical Co. Ltd. (e)	10	607
Ship Healthcare Holdings Inc.	36	901
Shire Plc	77	4,386
Siloam International Hospitals Tbk PT	2,870	1,580
Sino Biopharmaceutical	2,645	1,984
Spire Healthcare Group Plc	1,112	5,726
Stryker Corp.	6	697
Surgery Partners Inc. (c) (e)	68	905
Tenet Healthcare Corp. (c) (e)	165	4,771
TESARO Inc. (c) (e)	25	1,109
Teva Pharmaceutical Industries Ltd. - ADR	160	8,541
Thermo Fisher Scientific Inc.	29	4,159
UnitedHealth Group Inc.	9	1,122
Veeva Systems Inc. - Class A (c) (e)	181	4,532
		267,101
INDUSTRIALS - 6.7%
3M Co.	5	783
Aeroports de Paris	8	1,020
Aggreko Plc	154	2,377
Airbus Group NV	121	8,029
American Airlines Group Inc.	91	3,737
Beijing Enterprises Holdings Ltd.	704	3,857
Boeing Co.	4	506
Canadian National Railway Co.	34	2,143
Caterpillar Inc.	24	1,806
Chiyoda Corp. (e)	23	169
Cia de Distribucion Integral Logista Holdings SA	3	68

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Cie de Saint-Gobain	60	2,620
Cintas Corp.	10	866
Colfax Corp. (c)	89	2,553
COMSYS Holdings Corp. (e)	8	125
CSX Corp.	98	2,512
CTT-Correios de Portugal SA	—	—
Daikin Industries Ltd.	56	4,160
Dassault Aviation SA	4	4,244
Delta Air Lines Inc.	62	3,005
Deutsche Post AG	59	1,638
Dover Corp.	3	213
East Japan Railway Co.	114	9,851
Eaton Corp. Plc	91	5,695
Ei Towers SpA	110	6,148
Elis SA (c)	1	22
Fanuc Ltd.	12	1,858
FedEx Corp.	55	8,969
General Dynamics Corp.	7	877
General Electric Co.	736	23,403
GS Yuasa Corp. (e)	395	1,688
Haitian International Holdings Ltd.	775	1,332
Ingersoll-Rand Plc	93	5,751
Japan Airlines Co. Ltd.	268	9,832
JGC Corp.	86	1,286
Kamigumi Co. Ltd.	27	254
Kansas City Southern	45	3,873
Keppel Corp. Ltd. (e)	842	3,640
Kinden Corp.	29	359
Komatsu Ltd.	151	2,570
Koninklijke Philips Electronics NV	229	6,519
Kubota Corp.	205	2,798
Legrand SA	47	2,604
Mabuchi Motor Co. Ltd.	14	647
Maeda Road Construction Co. Ltd.	14	230
Mitsubishi Corp.	149	2,513
Mitsubishi Electric Corp.	662	6,936
Mitsubishi Heavy Industries Ltd.	201	747
Mitsui & Co. Ltd.	273	3,137
Nabtesco Corp.	35	785
Nippo Corp.	6	101
Nippon Express Co. Ltd.	154	700
Northrop Grumman Systems Corp.	6	1,163
Okumura Corp.	390	2,059
PACCAR Inc.	55	3,004
Prysmian SpA (e)	81	1,839
Randstad Holding NV	46	2,547
Raytheon Co.	7	864
Rockwell Automation Inc.	7	800
Safran SA	169	11,784
Secom Co. Ltd.	8	571
Seino Holdings Corp.	41	440
SHO-BOND Holdings Co. Ltd. (e)	1	49
Siemens AG	24	2,550
SMC Corp.	5	1,228
Smiths Group Plc	151	2,329
Sohgo Security Services Co. Ltd. (e)	20	1,083
Southwest Airlines Co.	48	2,169
Sumitomo Corp.	200	1,984
Sumitomo Electric Industries Ltd.	196	2,381
Textron Inc.	243	8,845
Toda Corp.	410	1,980
Toyota Tsusho Corp.	52	1,163
Tyco International Plc	60	2,210
Ubisoft Entertainment SA (c)	72	2,263
Union Pacific Corp.	45	3,542
United Continental Holdings Inc. (c)	136	8,161
United Parcel Service Inc. - Class B	30	3,205
United Rentals Inc. (c)	99	6,137
United Technologies Corp.	54	5,392
Vinci SA (e)	35	2,575
		245,873
INFORMATION TECHNOLOGY - 7.2%
Accenture Plc - Class A	9	1,089
Activision Blizzard Inc.	111	3,764
Adobe Systems Inc. (c)	7	668
Alibaba Group Holding Ltd. - ADR (c) (e)	91	7,213
Alliance Data Systems Corp. (c)	2	545
Alphabet Inc. - Class A (c)	13	9,611
Alphabet Inc. - Class C (c)	39	29,020
Amdocs Ltd.	14	870
Apple Inc.	409	44,547
Atos SE	11	859
Broadcom Ltd.	—	9
Check Point Software Technologies Ltd. (c) (e)	8	723
Cisco Systems Inc.	411	11,705
Computer Sciences Corp.	13	455
Delta Electronics Inc.	95	419
eBay Inc. (c)	89	2,126
Electronic Arts Inc. (c)	10	685
Facebook Inc. - Class A (c)	148	16,868
FitBit Inc. - Class A (c) (e)	170	2,578
Global Payments Inc.	7	434
GoDaddy Inc. - Class A (c) (e)	44	1,413
GungHo Online Entertainment Inc. (e)	76	213
Hitachi Kokusai Electric Inc.	15	180
HP Inc.	269	3,315
Intel Corp.	163	5,263
International Business Machines Corp.	56	8,452
Intuit Inc.	8	873
Keyence Corp.	2	1,254
KLA-Tencor Corp.	8	550
Kyocera Corp.	73	3,205
Lookout Inc. (c) (f) (p) (q)	21	198
MasterCard Inc. - Class A	72	6,807
Micron Technology Inc. (c)	357	3,741
Microsoft Corp.	223	12,344
Mobileye NV (c) (e)	53	1,970
Murata Manufacturing Co. Ltd.	11	1,267
NEC Corp.	1,000	2,514
Nexon Co. Ltd.	40	679
Nintendo Co. Ltd.	33	4,719
NS Solutions Corp.	3	59
Omron Corp.	48	1,416
Oracle Corp.	315	12,886
PayPal Holdings Inc. (c)	16	598
Pure Storage Inc. - Class A (c) (e)	177	2,425
Qorvo Inc. (c) (e)	27	1,344
QUALCOMM Inc.	229	11,689
Rohm Co. Ltd.	105	4,433
Samsung Electronics Co. Ltd.	2	1,846
Samsung SDI Co.	7	628
SK Hynix Inc.	103	2,532
Skyworks Solutions Inc. (e)	15	1,141
Sopra Steria Group (c)	1	59
Square Inc. - Class A (c) (e)	111	1,702
Sumco Corp. (e)	258	1,618
Sumisho Computer Systems Corp.	3	129
Taiwan Semiconductor Manufacturing Co. Ltd.	743	3,706
Telesites SAB - Class L (c) (e)	2,897	1,635
Trend Micro Inc.	26	963
VeriSign Inc. (c) (e)	10	909
Visa Inc. - Class A	142	10,836
VMware Inc. - Class A (c) (e)	48	2,534
Western Digital Corp.	66	3,105
Worldline SA (c)	29	743

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Yahoo! Inc. (c)	56	2,076
Yahoo! Japan Corp. (e)	357	1,518
		265,675
MATERIALS - 2.8%
Air Products & Chemicals Inc.	15	2,210
Akzo Nobel NV	115	7,819
Antofagasta Plc (e)	451	3,030
Arkema SA	7	548
Asahi Kasei Corp.	509	3,439
Axalta Coating Systems Ltd. (c)	208	6,071
Barrick Gold Corp.	116	1,572
BASF SE	37	2,791
Constellium NV - Class A (c)	217	1,128
CRH Plc	71	1,993
Dow Chemical Co.	22	1,095
E. I. du Pont de Nemours & Co.	52	3,265
Eldorado Gold Corp. (e)	419	1,318
Evonik Industries AG (c)	53	1,574
FMC Corp. (e)	68	2,748
Glencore Plc	1,356	3,048
Goldcorp Inc.	229	3,714
Hitachi Chemical Co. Ltd.	161	2,893
International Paper Co.	14	594
JSR Corp.	167	2,397
Kuraray Co. Ltd.	145	1,766
LyondellBasell Industries NV - Class A	3	299
Monsanto Co.	15	1,301
Nippon Steel Corp.	59	1,133
Nitto Denko Corp.	99	5,533
Nucor Corp.	33	1,574
Platinum Group Metals Ltd. (c)	303	1,150
Platinum Group Metals Ltd. (c)	156	592
PPG Industries Inc.	9	974
Rio Tinto Plc	136	3,808
Sealed Air Corp.	7	346
Shin-Etsu Chemical Co. Ltd.	166	8,568
Southern Copper Corp. (e)	114	3,160
Steel Dynamics Inc.	102	2,296
Syngenta AG	8	3,422
Tahoe Resources Inc. (e)	349	3,498
Ube Industries Ltd.	1,188	2,099
Umicore	31	1,541
Univar Inc. (c)	129	2,214
WestRock Co.	163	6,364
Yamato Kogyo Co. Ltd.	2	37
		104,922
TELECOMMUNICATION SERVICES - 2.1%
America Movil SAB de CV - Class L	1,716	1,335
America Movil SAB de CV - ADR - Class L	141	2,193
AT&T Inc.	142	5,560
Axiata Group Bhd	1,364	2,058
BT Group Plc	542	3,422
Cellnex Telecom SAU	400	6,381
Deutsche Telekom AG	271	4,866
KDDI Corp.	163	4,359
Koninklijke KPN NV	1,234	5,169
Nippon Telegraph & Telephone Corp.	89	3,858
Orange SA	97	1,685
Singapore Telecommunications Ltd.	1,624	4,596
Telecom Italia SpA (c)	5,025	5,416
Verizon Communications Inc.	224	12,096
Vodafone Group Plc	2,157	6,854
Vodafone Group Plc - ADR	208	6,679
		76,527
UTILITIES - 1.6%
American Electric Power Co. Inc.	36	2,394
American Water Works Co. Inc. (e)	72	4,994
Calpine Corp. (c)	126	1,905
Chubu Electric Power Co. Inc. (e)	168	2,338
Dominion Resources Inc.	40	2,971
DTE Energy Co.	14	1,240
E.ON SE	73	701
Edison International	11	789
Electric Power Development Co. Ltd.	36	1,126
Enel SpA	666	2,952
Engie SA	143	2,215
Exelon Corp.	11	397
Gas Natural SDG SA	71	1,430
Iberdrola SA (e)	266	1,773
Kansai Electric Power Co. Inc. (c)	35	310
Kyushu Electric Power Co. Inc. (c)	155	1,469
National Grid Plc	276	3,907
NextEra Energy Inc.	67	7,961
NextEra Energy Partners LP	93	2,541
NRG Energy Inc.	67	877
NRG Yield Inc. - Class A	9	118
NRG Yield Inc. - Class C (e)	9	123
RWE AG	27	341
Sempra Energy	41	4,238
Snam Rete Gas SpA	128	800
Tokyo Gas Co. Ltd.	1,545	7,202
Veolia Environnement	48	1,145
		58,257
Total Common Stocks (cost $1,942,502)		1,900,323

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
Citigroup Capital XIII, 6.99%, (callable at 25 beginning 05/25/16)	124	3,273
GMAC Capital Trust I, 6.40%, (callable at 25 beginning 05/27/16) (e) (i)	171	4,183
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 05/16/16) (m)	107	2,592
RBS Capital Funding Trust VII - Series G, 6.08%, (callable at 25 beginning 05/16/16) (e) (m)	133	3,207
Total Trust Preferreds (cost $13,172)		13,255

PREFERRED STOCKS - 2.5%
CONSUMER DISCRETIONARY - 0.2%
Volkswagen AG	43	5,421

CONSUMER STAPLES - 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	67	936

FINANCIALS - 0.5%
American Tower Corp., 5.25%, 05/15/17	15	1,576
Crown Castle International Corp., 4.50%, 11/01/16 (v)	39	4,203
Forestar Group Inc., 6.00%	70	1,258
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 05/16/16) (e) (m)	70	1,840
Royal Bank of Scotland Group Plc - ADR - Series T, 7.25%, (callable at 25 beginning 05/16/16) (m)	73	1,851
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (m)	37	978
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (e) (m)	71	2,096

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Wells Fargo & Co. - Series L, 7.50% (m) (v)	1	1,586
Welltower Inc., 6.50% (e) (m) (v)	62	3,863
		19,251
HEALTH CARE - 0.7%
Allergan Plc, 5.50%, 03/01/18 (v)	10	9,220
Anthem Inc., 5.25%, 05/01/18	111	5,173
Grand Rounds Inc. - Series C (c) (f) (p) (q)	639	1,627
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	10	8,965
		24,985
INFORMATION TECHNOLOGY - 1.1%
Domo Inc. (c) (f) (p) (q)	654	5,079
Dropbox Inc. - Series C (c) (f) (p) (q)	408	4,493
Lookout Inc. - Series F (c) (f) (p) (q)	284	2,716
Palantir Technologies Inc. (c) (f) (p) (q)	512	3,034
Samsung Electronics Co. Ltd.	9	9,112
Uber Technologies Inc. (c) (f) (p) (q)	303	14,784
		39,218
TELECOMMUNICATION SERVICES - 0.0%
Telecom Italia SpA	162	142

UTILITIES - 0.0%
Dominion Resources Inc. - Class A, 6.38%, 07/01/17	35	1,735
Total Preferred Stocks (cost $89,664)		91,688

WARRANTS - 0.0%
TFS Corp. Ltd. (c) (f)	105	49
TFS Corp. Ltd. (c) (f)	370	173
Total Warrants (cost $0)		222

PURCHASED OPTIONS - 0.2%
Apple Inc. Call Option, Strike Price 100, Expiration 09/16/16, CIT	67,403	822
Bank of New York Mellon Corp. Call Option, Strike Price 46, Expiration 05/20/16, DUB	268,552	6
Call Swaption, 3-Month LIBOR, Exercise Rate 1.35%, Expiration 06/13/16, DUB	82,350,000	831
Chipotle Mexican Grill Inc. Call Option, Strike Price 530, Expiration 06/17/16	8	8
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,025 Expiration 03/17/17, MSC	676	138
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,025 Expiration 03/17/17, MSC	675	138
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,150, Expiration 06/16/17, CIT	2,523	376
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,426.55, Expiration 09/21/18, DUB	1,006	107
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,450, Expiration 03/17/17, MSC	1,107	60
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500, Expiration 03/16/18, GSI	1,895	168
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500, Expiration 12/15/17, BBP	2,176	179
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600, Expiration 06/15/18, UBS	922	58
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600, Expiration 09/15/17, BOA	2,127	96
Eurodollar versus USD Call Option, Strike Price EUR 1.12, Expiration 07/27/16, JPM	7,171,155	279
Eurodollar versus USD Call Option, Strike Price EUR 1.12, Expiration 07/27/16, MSC	8,195,517	144
Eurodollar versus USD Put Option, Strike Price EUR 1.12, Expiration 07/27/16, JPM	7,171,155	145
Eurodollar versus USD Put Option, Strike Price EUR 1.12, Expiration 07/27/16, MSC	8,195,517	291
Gentex Corp. Put Option, Strike Price 12.50, Expiration 09/16/16, MSC	318,618	32
Gilead Sciences Call Option, Strike Price 99, Expiration 05/20/16, DUB	37,322	36
Goldman Sachs Group Inc. Call Option, Strike Price 220, Expiration 05/20/16, DUB	64,500	—
Ibovespa Index Put Option, Strike Price BRL 40,000, Expiration 04/13/16, BOA	498	2
Johnson & Johnson Call Option, Strike Price 103, Expiration 04/15/16, GSC	94,832	504
KeyCorp Call Option, Strike Price 15.75, Expiration 05/20/16, DUB	358,069	—
Maxis Nikkei 225, Call Option, Strike Price 21,968, Expiration 03/09/18, GSC	74,251	235
MetLife Inc. Call Option, Strike Price 50, Expiration 01/20/17, UBS	59,824	67
MetLife Inc. Call Option, Strike Price 52.50, Expiration 01/20/17, UBS	54,800	44
Morgan Stanley Call Option, Strike Price 40.75, Expiration 05/20/16, DUB	268,552	—
Prudential Financial Inc. Call Option, Strike Price 87.50, Expiration 01/20/17, MSC	67,100	87
Put Swaption, 6-Month Japanese Yen LIBOR, Exercise Rate 1.07%, Expiration 04/04/18, DUB	489,328,000	—
Put Swaption, 6-Month Japanese Yen LIBOR, Exercise Rate 1.25%, Expiration 07/29/16, DUB	865,360,000	—
Qualcomm Inc. Call Option, Strike Price 52.50, Expiration 5/19/17, DUB	119,161	538
SPDR Gold Trust ETF Call Option, Strike Price 117, Expiration 04/15/16	1,015	207
SPDR Gold Trust ETF Call Option, Strike Price 117, Expiration 05/20/16	853	286
SPDR Gold Trust ETF Call Option, Strike Price 118, Expiration 05/20/16	1,015	287
SPDR Gold Trust ETF Call Option, Strike Price 120, Expiration 06/17/16	1,016	293
SPDR Gold Trust ETF Call Option, Strike Price 120, Expiration 09/16/16, JPM	102,400	471
SPDR Gold Trust ETF Call Option, Strike Price 121, Expiration 06/17/16, JPM	101,878	271
SPDR Gold Trust ETF Call Option, Strike Price 121, Expiration 06/30/16	1,031	278
SPDR Gold Trust ETF Call Option, Strike Price 125, Expiration 09/30/16	1,027	324
Stoxx Europe 600 Index Call Option, Strike Price EUR 345, Expiration 06/17/16, JPM	14,242	94
Stoxx Europe 600 Index Call Option, Strike Price EUR 355.61, Expiration 03/18/17, CSI	18,174	295
Stoxx Europe 600 Index Call Option, Strike Price EUR 372.06, Expiration 09/15/17, JPM	13,724	173
Stoxx Europe 600 Index Call Option, Strike Price EUR 375, Expiration 09/16/16, CSI	29,991	117
SunTrust Banks Inc. Call Option, Strike Price 45.50, Expiration 05/20/16, DUB	268,600	3
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,000, Expiration 09/20/17, MSC	29,972	310
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,000, Expiration 12/20/17, MSC	30,565	374
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,000.77, Expiration 09/21/16, CIT	29,600	138

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Teva Pharmaceutical Industries Ltd. Call Option, Strike Price 63.50, Expiration 05/20/16, DUB	71,400	8
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,675, Expiration 06/10/16, MSC	600,500	2
Wells Fargo & Co. Call Option, Strike Price 59, Expiration 05/20/16, DUB	268,552	1
Total Purchased Options (cost $19,999)		9,323

INVESTMENT COMPANIES - 2.3%
ETFS Gold Trust (c)	16	1,879
ETFS Physical Palladium Trust (c)	26	1,389
ETFS Platinum Trust (c)	22	2,031
iShares Gold Trust Fund (a) (c)	741	8,798
SPDR Gold Trust ETF (c)	588	69,184
Total Investment Companies (cost $88,662)		83,281

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Logistics UK 2015 Plc, 4.19%, 08/20/18 (i) (p) (q)	$2,100	2,989
Total Non-U.S. Government Agency Asset- Backed Securities (cost $3,167)		2,989

CORPORATE BONDS AND NOTES - 8.4%
CONSUMER DISCRETIONARY - 0.2%
Cablevision Systems Corp., 5.88%, 09/15/22	1,103	929
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	2,187	2,187
General Motors Financial Co. Inc., 3.50%, 07/10/19	2,746	2,816
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	1,030
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	800	820
		7,782
CONSUMER STAPLES - 0.1%
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (q) (v), SGD	400	3
China Milk Products Group Ltd., 0.00%, 01/05/12 (c) (d) (f) (q) (v)	100	1
Edgewell Personal Care Co.
4.70%, 05/19/21	1,761	1,869
4.70%, 05/24/22	792	808
REI Agro Ltd.
0.00%, 11/13/14 (c) (d) (f) (p) (q) (v)	628	3
0.00%, 11/13/14 (c) (d) (f) (p) (q) (v)	185	1
		2,685
ENERGY - 0.6%
Chesapeake Energy Corp., 8.00%, 12/15/22 (r)	1,042	510
Cobalt International Energy Inc.
2.63%, 12/01/19 (v)	4,392	2,190
3.13%, 05/15/24 (v)	5,391	2,170
Pemex Project Funding Master Trust, 5.75%, 03/01/18	2,698	2,840
Petroleos Mexicanos, 3.50%, 07/23/20 (e)	3,641	3,568
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	1,291	1,230
YPF SA
8.88%, 12/19/18 (e) (r)	2,347	2,441
8.50%, 07/28/25 (r)	6,961	6,787
		21,736
FINANCIALS - 3.8%
Ally Financial Inc.
2.75%, 01/30/17	2,880	2,866
3.50%, 01/27/19	1,906	1,877
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (m)	2,065	1,853
American Tower Corp., 3.40%, 02/15/19	719	738
Anheuser-Busch InBev Finance Inc., 2.65%, 02/01/21	8,880	9,129
Bank of America Corp.
2.00%, 01/11/18	1,841	1,849
1.69%, 03/22/18 (i)	1,506	1,509
2.60%, 01/15/19	1,795	1,826
Berkshire Hathaway Inc.
2.20%, 03/15/21	885	903
2.75%, 03/15/23	2,532	2,583
BNP Paribas SA, 2.40%, 12/12/18	5,416	5,506
Capital One Bank USA NA, 2.15%, 11/21/18	1,400	1,399
CapitaLand Ltd.
2.10%, 11/15/16 (p) (v), SGD	3,500	2,597
1.95%, 10/17/23 (r) (v), SGD	3,000	2,215
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	3,849	3,719
5.95% (callable at 100 beginning 01/30/23) (m)	1,330	1,281
1.80%, 02/05/18	5,183	5,181
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	873	895
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (i) (p) (v)	1,916	1,941
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (r) (v)	4,947	4,205
Deutsche Bank AG, 1.88%, 02/13/18	2,101	2,088
Export-Import Bank of Korea
2.88%, 09/17/18	1,297	1,330
2.63%, 12/30/20	3,678	3,768
Ford Motor Credit Co. LLC
1.72%, 12/06/17	3,581	3,555
2.38%, 01/16/18	2,277	2,288
5.00%, 05/15/18	2,913	3,076
2.55%, 10/05/18	1,063	1,067
GE Capital International Funding Co., 2.34%, 11/15/20 (r)	1,171	1,201
General Electric Capital Corp.
5.55%, 05/04/20	404	465
6.37%, 11/15/67 (i)	2,079	2,141
General Motors Financial Co. Inc., 2.40%, 04/10/18	1,194	1,194
Global Logistic Properties Ltd., 3.88%, 06/04/25 (r)	5,241	5,200
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (m)	3,295	3,188
5.70% (callable at 100 beginning 05/10/19) (e) (m)	3,164	3,093
HSBC Holdings Plc, 6.37%, (callable at 100 beginning 09/17/24) (e) (m) (v)	5,700	5,294
Hyundai Capital America, 2.00%, 03/19/18 (r)	1,110	1,118
ING Groep NV, 6.00%, (callable at 100 beginning 04/16/20) (m) (v)	1,440	1,347
Intesa Sanpaolo SpA, 3.88%, 01/15/19	4,258	4,382
IRSA Propiedades Comerciales SA, 8.75%, 03/23/23 (e) (r)	1,650	1,645
JPMorgan Chase & Co.
5.15% (callable at 100 beginning 05/01/23) (m)	3,636	3,491

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
6.10% (callable at 100 beginning 10/01/24) (e) (m)	7,236	7,374
4.35%, 08/15/21	1,448	1,585
Lloyds Bank Plc
2.30%, 11/27/18	754	760
13.00% (callable at 100 beginning 01/22/29), GBP	2,746	6,517
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,784	1,959
Morgan Stanley, 5.45%, (callable at 100 beginning 07/15/19) (m)	2,367	2,237
Standard Chartered Plc, 6.50%, (callable at 100 beginning 04/02/20) (e) (m) (r) (v)	2,025	1,771
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19 (e)	2,205	2,241
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (e) (p)	1,100	1,204
Synchrony Financial, 3.75%, 08/15/21	890	914
Trust F/1401, 5.25%, 12/15/24 (e) (r)	1,474	1,500
UBS AG, 2.38%, 08/14/19	1,636	1,662
UBS Group AG, 4.13%, 09/24/25 (r)	2,275	2,279
USB Capital IX, 3.50%, (callable at 100 beginning 05/16/16) (m)	2,794	2,068
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (p)	1,513	1,503
Volkswagen International Finance NV, 4.00%, 08/12/20 (e) (p)	1,028	1,072
		141,649
HEALTH CARE - 0.8%
AbbVie Inc., 2.50%, 05/14/20	3,876	3,948
Actavis Funding SCS, 3.00%, 03/12/20	3,153	3,244
Bio City Development Co. BV, 8.00%, 07/06/18 (c) (d) (f) (p) (q) (v)	600	231
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18 (e) (v)	790	915
1.50%, 10/15/20 (v)	775	919
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	2,312	2,454
5.00%, 12/15/21 (r)	1,630	1,821
Gilead Sciences Inc., 1.63%, 05/01/16 (v)	1,377	5,664
McKesson Corp., 2.28%, 03/15/19	1,988	2,011
Medtronic Inc., 3.15%, 03/15/22	4,057	4,298
Mylan Inc., 2.55%, 03/28/19	2,502	2,505
		28,010
INDUSTRIALS - 0.3%
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (m)	3,197	3,293
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	1,909	1,938
Inversiones Alsacia SA, 8.00%, 12/31/18 (r)	2,335	140
Odebrecht Finance Ltd., 4.38%, 04/25/25 (r)	2,045	885
Suzlon Energy Ltd., 3.25%, 07/16/19 (k) (r) (v)	3,037	3,018
		9,274
INFORMATION TECHNOLOGY - 1.5%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	2,863	2,918
3.60%, 11/28/24	901	909
AliphCom Inc., 0.00%, 04/01/20 (f) (j) (p) (q) (v)	13,943	14,919
Apple Inc., 2.25%, 02/23/21	6,541	6,666
Cisco Systems Inc., 2.20%, 02/28/21	2,514	2,569
eBay Inc.
2.20%, 08/01/19	1,217	1,224
3.80%, 03/09/22	3,369	3,470
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (r)	7,045	7,164
Intel Corp., 3.25%, 08/01/39 (v)	1,123	1,786
QUALCOMM Inc., 3.00%, 05/20/22	6,285	6,557
Sina Corp., 1.00%, 12/01/18 (v)	2,094	2,049
Take-Two Interactive Software Inc., 1.75%, 12/01/16 (v)	1,595	3,145
Twitter Inc., 1.00%, 09/15/21 (v)	1,682	1,409
		54,785
MATERIALS - 0.3%
Constellium NV
7.00%, 01/15/23 (r), EUR	1,189	1,106
8.00%, 01/15/23 (r)	345	286
First Quantum Minerals Ltd.
6.75%, 02/15/20 (p)	1,423	975
7.00%, 02/15/21 (p)	4,200	2,814
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23 (e)	1,489	1,018
TFS Corp. Ltd., 11.00%, 07/15/18 (p) (q)	6,002	6,242
		12,441
TELECOMMUNICATION SERVICES - 0.8%
AT&T Inc.
2.38%, 11/27/18	4,513	4,611
3.00%, 06/30/22	7,457	7,569
Hughes Satellite Systems Corp., 7.63%, 06/15/21	449	501
Intelsat Jackson Holdings SA
7.50%, 04/01/21	2,568	1,631
8.00%, 02/15/24 (e) (r)	880	906
T-Mobile USA Inc., 6.00%, 04/15/24	2,070	2,096
Telecom Italia Finance SA
6.13%, 11/15/16 (r) (v), EUR	2,000	2,740
6.13%, 11/15/16 (p) (v), EUR	600	822
Telecom Italia SpA, 5.30%, 05/30/24 (r)	2,743	2,812
Telefonica Participaciones SAU
4.90%, 09/25/17 (v), EUR	3,800	3,884
4.90%, 09/25/17 (p) (v), EUR	700	715
Telefonica SA, 6.00%, 07/24/17 (p) (v), EUR	1,300	1,552
		29,839
UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (e) (r)	370	377
Total Corporate Bonds and Notes (cost $314,055)		308,578

VARIABLE RATE SENIOR LOAN INTERESTS - 0.9% (i)
CONSUMER DISCRETIONARY - 0.3%
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	6,518	6,516
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	4,885	4,832
		11,348
ENERGY - 0.1%
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	1,568	557
Drillships Ocean Ventures Inc. Term Loan B, 5.50%, 07/18/21	2,118	965
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	1,760	306
Seadrill Partners Finco LLC Term Loan B, 4.00%, 02/12/21	5,735	2,524
		4,352
FINANCIALS - 0.2%
Promontoria Blue Holding 2 BV Term Loan, 7.00%, 04/17/20 (f) (q), EUR	4,105	4,671
Sheridan Investment Partners II LP Term Loan A, 4.25%, 12/02/20 (q)	462	185

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sheridan Investment Partners II LP Term Loan B, 4.25%, 12/02/20 (q)	3,324	1,330
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/02/20 (q)	172	69
		6,255
HEALTH CARE - 0.1%
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	555	546
Grifols Worldwide Operations Ltd. Term Loan B, 3.44%, 03/03/21	4,572	4,566
Mallinckrodt International Finance SA Term Loan B, 3.25%, 02/24/21	819	788
		5,900
INDUSTRIALS - 0.0%
Novelis Inc. Term Loan B, 4.00%, 06/15/22	1,557	1,514

MATERIALS - 0.1%
Univar Inc. Term Loan, 4.25%, 06/30/22	2,643	2,602

UTILITIES - 0.1%
Calpine Corp. Term Loan B-5, 3.50%, 06/15/22	2,701	2,663
Total Variable Rate Senior Loan Interests (cost $43,585)		34,634

GOVERNMENT AND AGENCY OBLIGATIONS - 21.1%
GOVERNMENT SECURITIES - 20.5%
Sovereign - 6.6%
Argentina Bonar Bond, 8.75%, 05/07/24 (e)	6,156	6,661
Australia Government Bond, 5.75%, 05/15/21, AUD	8,285	7,471
Brazil Government International Bond, 6.00%, 01/17/17	4,437	4,572
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	31,281	7,828
Canada Government Bond, 0.25%, 05/01/18, CAD	26,927	20,609
City of Buenos Aires, Argentina, 8.95%, 02/19/21 (r)	1,477	1,584
Hungary Government Bond, 5.50%, 06/24/25, HUF	1,977,730	8,729
Hungary Government International Bond, 6.38%, 03/29/21	12,182	13,839
Indonesia Government Bond, 8.25%, 07/15/21, IDR	52,392,000	4,090
Indonesia Government International Bond, 6.88%, 01/17/18 (r)	2,317	2,513
Italy Buoni Poliennali Del Tesoro, 1.50%, 06/01/25, EUR	19,218	22,551
Japan Government Bond, 0.10%, 03/15/17 - 03/15/18, JPY	2,762,700	24,672
Mexico Bonos, 6.50%, 06/10/21, MXN	599,394	36,434
Mexico Government International Bond, 5.63%, 01/15/17	4,030	4,157
Poland Government Bond
5.25%, 10/25/20, PLN	35,788	10,963
5.75%, 10/25/21, PLN	17,632	5,601
3.25%, 07/25/25, PLN	24,103	6,737
2.50%, 07/25/26, PLN	26,678	6,936
Poland Government International Bond, 6.38%, 07/15/19	3,033	3,448
Provincia de Buenos Aires, 9.13%, 03/16/24 (r)	2,107	2,166
Republic of Colombia, 7.38%, 01/27/17	3,720	3,884
Turkey Government International Bond, 6.75%, 04/03/18	5,454	5,870
United Kingdom Gilt Treasury Bond, 2.00%, 09/07/25, GBP	21,776	32,906
		244,221
Treasury Inflation Index Securities - 3.1%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/22 (s), BRL	2,067	1,602
U.S. Treasury Inflation Indexed Note
0.38%, 07/15/25 (n)	23,511	24,029
0.63%, 01/15/26 (n) (o)	87,108	91,096
		116,727
U.S. Treasury Securities - 10.8%
U.S. Treasury Note
0.88%, 01/31/17	10,651	10,674
1.13%, 02/28/21 (o)	242,166	241,286
1.75%, 03/31/22 - 09/30/22	36,451	37,059
1.88%, 08/31/22 - 10/31/22	39,050	39,964
2.00%, 08/15/25 (o)	29,760	30,342
1.63%, 02/15/26 (o)	38,749	38,206
		397,531
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.6%
Federal National Mortgage Association - 0.6%
Federal National Mortgage Association, 3.00%, 04/15/46, TBA (g)	20,495	21,031
Total Government and Agency Obligations (cost $769,521)		779,510

SHORT TERM INVESTMENTS - 17.0%
Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	124,256	124,256

Treasury Securities - 13.6%
Japan Treasury Bill
0.00%, 04/11/16, JPY	3,110,000	27,634
0.00%, 04/18/16, JPY	2,040,000	18,127
0.00%, 05/16/16, JPY	1,220,000	10,841
0.00%, 05/23/16, JPY	4,100,000	36,435
0.00%, 05/30/16, JPY	4,100,000	36,435
0.00%, 06/06/16, JPY	4,110,000	36,524
0.00%, 06/20/16, JPY	4,150,000	36,881
0.00%, 09/12/16, JPY	2,060,000	18,309
Mexico Cetes
0.19%, 04/14/16, MXN	12,180	7,041
0.19%, 04/28/16, MXN	8,053	4,647
U.S. Treasury Bill
0.19%, 04/14/16	$62,844	62,838
0.12%, 04/21/16	14,000	13,998
0.16%, 04/28/16	19,000	18,996
0.26%, 05/05/16	14,000	13,997
0.32%, 05/12/16	12,000	11,997
0.30%, 05/19/16	79,000	78,971
0.32%, 05/26/16	8,000	7,997
0.24%, 06/02/16	7,000	6,998
0.15%, 06/09/16	10,000	9,997
0.30%, 06/23/16	5,000	4,998
0.30%, 06/30/16	38,500	38,480
		502,141
Total Short Term Investments (cost $624,177)		626,397
Total Investments - 104.4% (cost $3,908,504)		3,850,200
Total Securities Sold Short - (0.1%) (proceeds $2,524)		(2,538)
Other Assets and Liabilities, Net - (4.3%)		(158,917)
Total Net Assets - 100.0%		$3,688,745

SECURITIES SOLD SHORT - 0.1%
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Gentex Corp.	107	$1,682

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ENERGY - 0.0%
Canadian Natural Resources Ltd.	32	856
Total Securities Sold Short - 0.1% (proceeds $2,524)		$2,538

JNL/BlackRock Large Cap Select Growth Fund

COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 18.4%
Amazon.com Inc. (c)	145	$86,217
Chipotle Mexican Grill Inc. (c) (e)	31	14,529
Domino’s Pizza Inc.	102	13,426
Home Depot Inc.	267	35,641
Liberty Global Plc - Class A (c) (e)	928	35,732
Netflix Inc. (c)	398	40,669
Nike Inc. - Class B	510	31,361
Starbucks Corp.	163	9,727
TripAdvisor Inc. (c)	399	26,521
		293,823
CONSUMER STAPLES - 8.6%
Anheuser-Busch InBev NV - ADR	409	50,977
Constellation Brands Inc. - Class A	298	45,095
Costco Wholesale Corp.	222	34,956
Mead Johnson Nutrition Co.	75	6,348
		137,376
ENERGY - 1.9%
Concho Resources Inc. (c) (e)	203	20,538
EOG Resources Inc.	125	9,104
		29,642
FINANCIALS - 7.5%
Berkshire Hathaway Inc. - Class B (c)	390	55,309
Crown Castle International Corp.	254	21,965
Goldman Sachs Group Inc.	101	15,824
Moody’s Corp.	86	8,347
Morgan Stanley	745	18,635
		120,080
HEALTH CARE - 12.7%
Allergan Plc (c)	26	7,023
Biogen Inc. (c)	87	22,575
Celgene Corp. (c)	152	15,244
Illumina Inc. (c)	223	36,085
Intuitive Surgical Inc. (c)	30	18,009
Perrigo Co. Plc	98	12,592
United Therapeutics Corp. (c) (e)	77	8,627
UnitedHealth Group Inc.	430	55,468
Vertex Pharmaceuticals Inc. (c)	358	28,480
		204,103
INDUSTRIALS - 6.5%
Acuity Brands Inc.	86	18,767
Delta Air Lines Inc.	528	25,705
Honeywell International Inc.	143	16,059
Norfolk Southern Corp.	289	24,080
TransDigm Group Inc. (c)	88	19,363
		103,974
INFORMATION TECHNOLOGY - 38.6%
Activision Blizzard Inc.	999	33,816
Alliance Data Systems Corp. (c)	63	13,953
Alphabet Inc. - Class A (c)	171	130,585
Apple Inc.	680	74,135
Applied Materials Inc.	99	2,092
Facebook Inc. - Class A (c)	936	106,772
Fiserv Inc. (c)	102	10,445
FleetCor Technologies Inc. (c)	221	32,946
Microsoft Corp.	839	46,336
Salesforce.com Inc. (c)	632	46,631
Tencent Holdings Ltd.	1,968	40,232
Visa Inc. - Class A (e)	1,044	79,882
		617,825
MATERIALS - 3.4%
Ecolab Inc.	141	15,698
Sherwin-Williams Co.	139	39,545
		55,243
TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	195	19,519
Total Common Stocks (cost $1,429,288)		1,581,585
PREFERRED STOCKS - 0.5%
INFORMATION TECHNOLOGY - 0.5%
Palantir Technologies Inc. (c) (f) (p) (q)	1,246	7,377
Total Preferred Stocks (cost $7,639)		7,377
SHORT TERM INVESTMENTS - 1.7%
Investment Company - 0.7%
JNL Money Market Fund, 0.29% (a) (h)	12,079	12,079
Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	15,448	15,448
Total Short Term Investments (cost $27,527)		27,527
Total Investments - 101.0% (cost $1,464,454)		1,616,489
Other Assets and Liabilities, Net - (1.0%)		(15,306)
Total Net Assets - 100.0%		$1,601,183

JNL/BlackRock Natural Resources Fund

COMMON STOCKS - 92.2%
CONSUMER DISCRETIONARY - 0.5%
Murphy USA Inc. (c)	64	$3,919

ENERGY - 83.6%
Anadarko Petroleum Corp.	389	18,120
Antero Resources Corp. (c)	51	1,279
Apache Corp.	261	12,723
Baker Hughes Inc.	222	9,727
BP Plc - ADR	8	235
Cabot Oil & Gas Corp.	904	20,527
California Resources Corp.	—	—
Cameron International Corp. (c)	279	18,706
Canadian Natural Resources Ltd.	641	17,332
Carrizo Oil & Gas Inc. (c) (e)	213	6,590
Cenovus Energy Inc.	344	4,472
Chevron Corp.	337	32,117
Cimarex Energy Co.	135	13,128
CNOOC Ltd. - ADR	30	3,525
Concho Resources Inc. (c)	58	5,891
ConocoPhillips Co.	166	6,701
CONSOL Energy Inc. (e)	164	1,853
Crew Energy Inc. (c)	632	1,874
Devon Energy Corp.	556	15,249
Diamondback Energy Inc. (c)	33	2,559
Dril-Quip Inc. (c)	141	8,536

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
EnCana Corp.	175	1,066
EOG Resources Inc.	765	55,538
EQT Corp.	280	18,856
Exxon Mobil Corp.	565	47,232
FMC Technologies Inc. (c)	456	12,478
Halliburton Co.	591	21,106
Helmerich & Payne Inc. (e)	156	9,140
Hess Corp.	343	18,036
Husky Energy Inc.	218	2,714
Kosmos Energy Ltd. (c) (e)	356	2,069
Marathon Oil Corp.	481	5,361
Marathon Petroleum Corp.	478	17,758
Murphy Oil Corp. (e)	138	3,479
National Oilwell Varco Inc. (e)	147	4,579
Newfield Exploration Co. (c)	206	6,852
Noble Energy Inc.	412	12,935
Occidental Petroleum Corp.	419	28,665
Phillips 66	148	12,834
Pioneer Natural Resources Co.	192	27,092
Range Resources Corp. (e)	366	11,841
Rowan Cos. Plc - Class A (e)	188	3,034
Royal Dutch Shell Plc - ADR - Class A	13	613
Schlumberger Ltd.	375	27,627
Southwestern Energy Co. (c) (e)	122	986
Suncor Energy Inc.	1,091	30,385
Superior Energy Services Inc.	21	276
Surge Energy Inc. (e)	618	980
Total SA - ADR (e)	364	16,549
Uranium Energy Corp. (c) (p) (q)	366	274
VAALCO Energy Inc. (c)	394	371
Valero Energy Corp.	293	18,800
Weatherford International Plc (c)	252	1,959
Whiting Petroleum Corp. (c) (e)	247	1,969
Williams Cos. Inc.	111	1,787
		626,385
MATERIALS - 8.1%
Agnico-Eagle Mines Ltd. (e)	19	673
Barrick Gold Corp.	15	207
BHP Billiton Ltd.	339	4,375
E. I. du Pont de Nemours & Co.	142	8,990
Eldorado Gold Corp.	1,115	3,502
Franco-Nevada Corp. (e)	174	10,706
Goldcorp Inc.	494	8,016
HudBay Minerals Inc. (e)	400	1,465
Newcrest Mining Ltd. (c)	389	5,034
Newmont Mining Corp.	81	2,159
Praxair Inc.	49	5,564
Rangold Resources Ltd. - ADR	4	372
Southern Copper Corp. (e)	359	9,941
		61,004
Total Common Stocks (cost $827,186)		691,308

SHORT TERM INVESTMENTS - 14.0%
Investment Company - 7.7%
JNL Money Market Fund, 0.29% (a) (h)	57,681	57,681

Securities Lending Collateral - 6.3%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	46,985	46,985
Total Short Term Investments (cost $104,666)		104,666
Total Investments - 106.2% (cost $931,852)		795,974
Other Assets and Liabilities, Net - (6.2%)		(46,565)
Total Net Assets - 100.0%		$749,409

JNL/Boston Partners Global Long Short Equity Fund

COMMON STOCKS - 95.5%
CONSUMER DISCRETIONARY - 12.9%
Alpine Electronics Inc. (e)	220	$2,458
Brunswick Corp. (o)	137	6,557
Comcast Corp. - Class A (o)	175	10,665
Genesco Inc. (c) (o)	65	4,665
Global Brands Group Holding Ltd. (c)	18,980	2,299
Havas SA	560	4,483
International Speedway Corp. - Class A (o)	143	5,271
Liberty Global Plc - Class C (c) (o)	123	4,605
Liberty Global Plc - Class C (c) (e)	30	1,128
Michael Kors Holdings Ltd. (c) (o)	64	3,673
Michaels Cos. Inc. (c) (o)	202	5,660
Nippon Telegraph & Telephone Corp.	172	2,834
Priceline Group Inc. (c) (o)	4	5,559
Pulte Homes Inc. (o)	290	5,418
Rightmove Plc	49	2,933
Tenneco Inc. (c)	89	4,559
Videocon d2h Ltd. - ADR (c) (o)	652	4,800
WH Smith Plc	174	4,534
WPP Plc	150	3,485
		85,586
CONSUMER STAPLES - 8.1%
Coca-Cola West Co. Ltd.	139	3,444
CVS Health Corp. (o)	111	11,556
Greencore Group Plc	614	3,301
Henkel AG & Co. KGaA	52	5,108
Imperial Brands Plc	224	12,416
Koninklijke Ahold NV	516	11,586
WH Group Ltd. (c)	9,287	6,717
		54,128
ENERGY - 7.9%
Anadarko Petroleum Corp.	116	5,392
California Resources Corp.	6	6
Canadian Natural Resources Ltd. (e)	154	4,161
Diamondback Energy Inc. (c)	102	7,873
EOG Resources Inc. (o)	50	3,605
EQT Corp. (o)	47	3,129
Gener8 Maritime Inc. (c) (e)	331	2,337
INPEX Corp.	407	3,080
Marathon Petroleum Corp.	18	667
Occidental Petroleum Corp. (o)	67	4,574
Parsley Energy Inc. - Class A (c) (o)	331	7,490
Phillips 66	50	4,328
Rice Energy Inc. (c)	188	2,630
RSP Permian Inc. (c) (e) (o)	41	1,202
Viper Energy Partners LP (o) (q)	147	2,405
		52,879
FINANCIALS - 14.1%
American International Group Inc. (o)	61	3,281
Aurelius SE and Co. KGAA	156	9,494
Australia & New Zealand Banking Group Ltd.	221	3,970
Bank of America Corp.	246	3,325
Berkshire Hathaway Inc. (c) (o)	130	18,494
Capital One Financial Corp. (o)	109	7,524
Chubb Ltd. (o)	74	8,810
Credit Suisse Group AG	164	2,312
Fifth Third Bancorp (o)	302	5,032
HSBC Holdings Plc	404	2,513
Muenchener Rueckversicherungs AG	30	6,079
Standard Chartered Plc	382	2,584
SunTrust Banks Inc. (o)	146	5,250

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Tokio Marine Holdings Inc.	98	3,318
Unum Group	90	2,769
Wells Fargo & Co. (o)	139	6,706
WR Berkley Corp.	38	2,130
		93,591
HEALTH CARE - 11.5%
Amgen Inc. (o)	29	4,307
Bayer AG	62	7,282
CIGNA Corp. (o)	25	3,497
Johnson & Johnson (o)	109	11,843
Laboratory Corp. of America Holdings (c) (o)	82	9,585
McKesson Corp. (o)	27	4,196
Medtronic Plc (o)	70	5,219
Merck & Co. Inc. (o)	189	10,007
Merck KGaA	67	5,604
Pfizer Inc. (o)	197	5,846
Roche Holding AG	25	6,205
Teva Pharmaceutical Industries Ltd. - ADR (o)	54	2,899
		76,490
INDUSTRIALS - 13.4%
BAE Systems Plc	762	5,559
Bollore SA	896	3,475
Builders FirstSource Inc. (c) (o)	163	1,839
Eaton Corp. Plc	43	2,707
FedEx Corp. (o)	21	3,486
Georg Fischer AG	10	8,114
Honeywell International Inc. (o)	69	7,724
Ingersoll-Rand Plc (o)	80	4,952
Kennametal Inc.	60	1,345
KION Group AG	120	6,976
Melrose Industries Plc	—	—
Norma Group SE	55	3,079
Northrop Grumman Systems Corp.	4	853
Prysmian SpA	108	2,438
Randstad Holding NV	112	6,211
Raytheon Co. (o)	79	9,684
Safran SA	82	5,708
Teleperformance	48	4,246
United Parcel Service Inc. - Class B (o)	64	6,795
United Technologies Corp. (o)	39	3,854
		89,045
INFORMATION TECHNOLOGY - 18.1%
Activision Blizzard Inc. (o)	188	6,379
Alphabet Inc. - Class C (c) (o)	37	27,471
Amano Corp.	518	8,167
Apple Inc. (o)	139	15,187
Cap Gemini SA	77	7,222
Casetek Holdings Ltd.	889	4,829
Cisco Systems Inc. (o)	166	4,722
Citizen Holdings Co. Ltd.	802	4,543
Coherent Inc. (c)	57	5,268
Dialog Semiconductor Plc (c)	6	242
eBay Inc. (c) (o)	113	2,687
Flextronics International Ltd. (c) (o)	583	7,034
Hewlett Packard Enterprise Co. (o)	626	11,098
ON Semiconductor Corp. (c)	418	4,012
Oracle Corp. (o)	113	4,638
PayPal Holdings Inc. (c) (o)	83	3,193
Samsung Electronics Co. Ltd.	3	3,919
		120,611
MATERIALS - 7.7%
Barrick Gold Corp. (o)	144	1,953
Berry Plastics Group Inc. (c) (o)	280	10,137
CRH Plc	296	8,365
Dow Chemical Co. (o)	85	4,338
Graphic Packaging Holding Co. (o)	279	3,581
HudBay Minerals Inc.	240	879
Lintec Corp. (e)	245	4,369
LyondellBasell Industries NV - Class A (o)	45	3,885
Minerals Technologies Inc. (o)	49	2,810
Nitto Denko Corp. (e)	63	3,519
Stornoway Diamond Corp. (c)	2,100	1,698
WestRock Co.	142	5,524
		51,058
TELECOMMUNICATION SERVICES - 1.3%
Nippon Telegraph & Telephone Corp.	70	3,015
Vodafone Group Plc	1,697	5,393
		8,408
UTILITIES - 0.5%
Newocean Energy Holdings Ltd. (e) (q)	9,347	3,364
Total Common Stocks (cost $607,423)		635,160

PREFERRED STOCKS - 0.6%
INFORMATION TECHNOLOGY - 0.6%
Samsung Electronics Co. Ltd.	4	3,848
Total Preferred Stocks (cost $3,892)		3,848

WARRANTS - 0.0%
Stornoway Diamond Corp. (c)	290	34
Total Warrants (cost $27)		34

PURCHASED OPTIONS - 0.1%
Buffalo Wild Wings Inc. Put Option, Strike Price 150, Expiration 06/17/16	486	496
Total Purchased Options (cost $777)		496

SHORT TERM INVESTMENTS - 5.8%
Investment Company - 4.6%
JNL Money Market Fund, 0.29% (a) (h)	30,608	30,608

Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	8,476	8,476
Total Short Term Investments (cost $39,084)		39,084
Total Investments - 102.0% (cost $651,203)		678,622
Total Securities Sold Short - (46.8%) (proceeds $298,214)		(311,058)
Other Assets and Liabilities, Net - 44.8%		297,563
Total Net Assets - 100.0%		$665,127

SECURITIES SOLD SHORT - 46.8%
COMMON STOCKS - 46.8%
CONSUMER DISCRETIONARY - 9.8%
Amazon.com Inc.	6	$3,648
Asics Corp.	122	2,169
Axel Springer SE	63	3,388
Bob Evans Farms Inc.	35	1,644
Buffalo Wild Wings Inc.	26	3,836
Chipotle Mexican Grill Inc.	6	2,718
Cie Financiere Richemont SA	31	2,080
Coach Inc.	60	2,413
Dollar Tree Inc.	34	2,819
Don Quijote Holdings Co. Ltd.	67	2,330
Dorman Products Inc.	57	3,085
Ferrari NV	39	1,637
Inditex SA	39	1,305
Lululemon Athletica Inc.	39	2,650

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Luxottica Group SpA	61	3,346
Monro Muffler Brake Inc.	14	1,013
Netflix Inc.	40	4,121
Nordstrom Inc.	52	2,956
Ocado Group Plc	634	2,639
Qunar Cayman Islands Ltd. - ADR - Class B	72	2,878
Sanrio Co. Ltd.	109	2,131
SES SA - FDR	70	2,034
Societe Television Francaise 1	56	729
Tesla Motors Inc.	20	4,641
Under Armour Inc. - Class A	36	3,059
		65,269
CONSUMER STAPLES - 2.4%
C&C Group Plc	113	510
Colgate-Palmolive Co.	53	3,731
Dollarama Inc.	16	1,120
GrainCorp Ltd. - Class A	158	911
Kroger Co.	61	2,320
Monster Beverage Corp.	22	2,899
Pernod-Ricard SA	21	2,333
Tsingtao Brewery Co. Ltd. - Class H	230	875
Unicharm Corp.	62	1,352
		16,051
ENERGY - 3.0%
Cabot Oil & Gas Corp.	106	2,411
Chevron Corp.	42	3,993
Continental Resources Inc.	83	2,508
Kinder Morgan Inc.	141	2,510
Matador Resources Co.	112	2,120
National Oilwell Varco Inc.	88	2,735
Neste Oil Oyj	59	1,943
Weatherford International Plc	237	1,841
		20,061
FINANCIALS - 5.0%
Bank of East Asia Ltd.	752	2,812
BlackRock Inc.	8	2,611
Cullen/Frost Bankers Inc.	53	2,930
DBS Group Holdings Ltd.	253	2,879
Eaton Vance Corp.	101	3,386
FactSet Research Systems Inc.	19	2,928
Mercury General Corp.	75	4,138
Prosperity Bancshares Inc.	63	2,906
UMB Financial Corp.	60	3,110
Westamerica Bancorp	53	2,562
WisdomTree Investments Inc.	245	2,804
		33,066
HEALTH CARE - 5.5%
Akorn Inc.	63	1,489
AmerisourceBergen Corp.	32	2,781
athenahealth Inc.	16	2,269
Cie Generale d’Optique Essilor International SA	18	2,193
Cooper Cos. Inc.	11	1,690
GW Pharmaceuticals Plc - ADR	18	1,304
Halyard Health Inc.	116	3,322
Idexx Laboratories Inc.	49	3,810
Kite Pharma Inc.	50	2,278
Medidata Solutions Inc.	46	1,796
MiMedx Group Inc.	139	1,213
Novavax Inc.	121	624
ResMed Inc.	34	1,954
Seattle Genetics Inc.	61	2,145
Sonova Holding AG	21	2,707
Takeda Pharmaceutical Co. Ltd.	47	2,147
West Pharmaceutical Services Inc.	39	2,696
		36,418
INDUSTRIALS - 8.8%
Cathay Pacific Airways Ltd.	1,416	2,453
CNH Industrial NV	455	3,075
Deere & Co.	37	2,844
Flowserve Corp.	43	1,924
GEA Group AG	85	4,164
Hexagon AB - Class B	98	3,791
Keihin Electric Express Railway Co. Ltd.	229	2,014
Kuka AG	36	3,780
Nidec Corp.	53	3,647
Noble Group Ltd.	9,202	2,999
Old Dominion Freight Line Inc.	48	3,340
Rockwell Automation Inc.	30	3,374
Rotork Plc	1,453	3,810
Seek Ltd.	145	1,799
SembCorp Industries Ltd.	1,339	2,997
Singapore Technologies Engineering Ltd.	1,309	3,135
Sun Hydraulics Corp.	72	2,402
TransDigm Group Inc.	13	2,903
Wabtec Corp.	14	1,076
Zodiac Aerospace	142	2,836
		58,363
INFORMATION TECHNOLOGY - 7.8%
58.Com Inc. - ADR - Class A	30	1,682
ACI Worldwide Inc.	96	1,992
ASM Pacific Technology Ltd.	257	2,020
Automatic Data Processing Inc.	44	3,980
Blackbaud Inc.	41	2,561
Cavium Inc.	38	2,304
Cognex Corp.	77	3,004
Guidewire Software Inc.	46	2,519
Ingenico	26	2,983
j2 Global Inc.	23	1,413
Just Eat Plc	285	1,544
Keyence Corp.	5	2,563
MercadoLibre Inc.	19	2,220
National Instruments Corp.	100	3,022
NetSuite Inc.	49	3,384
Palo Alto Networks Inc.	11	1,828
Semiconductor Manufacturing International Corp.	25,151	2,234
ServiceNow Inc.	37	2,284
Skyworks Solutions Inc.	36	2,776
Twitter Inc.	124	2,058
Workday Inc. - Class A	33	2,499
Yelp Inc. - Class A	47	937
		51,807
MATERIALS - 4.1%
Air Liquide	12	1,331
Air Products & Chemicals Inc.	19	2,723
AptarGroup Inc.	34	2,686
Axalta Coating Systems Ltd.	84	2,456
Ball Corp.	58	4,167
David S. Smith Holdings Plc	337	1,974
Ecolab Inc.	27	3,026
FMC Corp.	71	2,872
Goldcorp Inc.	156	2,537
NewMarket Corp.	9	3,636
		27,408

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 0.4%
Level 3 Communications Inc.	49	2,615
Total Securities Sold Short - 46.8% (proceeds $298,214)		$311,058

JNL/Brookfield Global Infrastructure and MLP Fund

COMMON STOCKS - 99.4%
AUSTRALIA - 4.6%
Macquarie Atlas Roads Group	1,377	$5,062
Transurban Group	3,593	31,212
		36,274
CANADA - 10.3%
Enbridge Inc.	332	12,937
Hydro One Ltd. (e)	179	3,349
Inter Pipeline Ltd. (e)	311	6,414
Pembina Pipeline Corp. (e)	604	16,319
TransCanada Corp. (c) (f)	237	8,375
TransCanada Corp. (e)	606	23,833
Veresen Inc. (e)	1,424	9,612
		80,839
CHINA - 2.7%
Beijing Capital International Airport Co. Ltd. - Class H	2,417	2,581
China Gas Holdings Ltd.	2,878	4,247
China Merchants Holdings International Co. Ltd.	1,411	4,196
ENN Energy Holdings Ltd.	1,915	10,527
		21,551
FRANCE - 3.4%
Aeroports de Paris	30	3,716
Groupe Eurotunnel SE (q)	2,041	22,851
		26,567
HONG KONG - 1.4%
Hong Kong & China Gas Co. Ltd.	5,810	10,861

ITALY - 4.7%
Atlantia SpA	593	16,416
Snam Rete Gas SpA	3,334	20,864
		37,280
JAPAN - 1.6%
East Japan Railway Co.	87	7,505
Japan Airport Terminal Co. Ltd. (e)	153	5,430
		12,935
LUXEMBOURG - 2.1%
SES SA - FDR	555	16,248

MEXICO - 1.3%
Grupo Aeroportuario del Centro Norte SAB de CV - Class B	1,027	5,889
Infraestructura Energetica Nova SAB de CV - Class S (e)	1,020	4,146
		10,035
NETHERLANDS - 1.3%
Koninklijke Vopak NV	204	10,132

SINGAPORE - 0.3%
Hutchison Port Holdings Trust	4,049	2,026
SPAIN - 5.6%
Aena SA (c)	134	17,241
Ferrovial SA	468	10,042
Red Electrica Corp. SA	193	16,693
		43,976
SWITZERLAND - 1.6%
Flughafen Zuerich AG	14	12,205

UNITED KINGDOM - 7.8%
National Grid Plc	2,570	36,371
Pennon Group Plc (q)	1,175	13,664
United Utilities Group Plc	878	11,621
		61,656
UNITED STATES OF AMERICA - 50.7%
American Tower Corp.	491	50,290
American Water Works Co. Inc. (e)	312	21,499
Boardwalk Pipeline Partners, LP	552	8,136
CenterPoint Energy Inc.	277	5,784
Columbia Pipeline Group Inc.	597	14,987
Crown Castle International Corp.	312	27,022
Edison International	216	15,528
Enable Midstream Partners LP	240	2,053
Energy Transfer Equity LP	539	3,845
Energy Transfer Partners LP	648	20,940
Enterprise Products Partners LP	1,477	36,361
EQT Midstream Partners LP	108	8,061
Eversource Energy	421	24,573
Kinder Morgan Inc.	573	10,230
MPLX LP	142	4,212
NiSource Inc.	677	15,941
ONE Gas Inc.	103	6,289
PG&E Corp.	680	40,628
Rice Midstream Partners LP (q)	549	8,180
SBA Communications Corp. (c)	126	12,641
SemGroup Corp. - Class A	85	1,899
Sempra Energy	75	7,773
Southwest Gas Corp.	157	10,354
Sunoco Logistics Partners LP	318	7,975
Targa Resources Corp.	348	10,379
Western Gas Partners LP	99	4,298
Williams Cos. Inc.	850	13,658
Williams Partners LP	213	4,349
		397,885
Total Common Stocks (cost $798,373)		780,470

SHORT TERM INVESTMENTS - 7.3%
Investment Company - 0.9%
JNL Money Market Fund, 0.29% (a) (h)	6,803	6,803
Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	50,645	50,645
Total Short Term Investments (cost $57,448)		57,448
Total Investments - 106.7% (cost $855,821)		837,918
Other Assets and Liabilities, Net - (6.7%)		(52,951)
Total Net Assets - 100.0%		$784,967

JNL/Capital Guardian Global Balanced Fund

COMMON STOCKS - 61.8%
CONSUMER DISCRETIONARY - 10.1%
Alimentation Couche-Tard Inc. — Class B (e)	8	$343
Amazon.com Inc. (c)	3	1,618

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Astra International Tbk PT	2,756	1,507
Bayerische Motoren Werke AG	26	2,423
BCA Marketplace Plc	75	196
Burberry Group Plc	62	1,214
Cie Financiere Richemont SA	11	735
Comcast Corp. - Class A	10	611
Daimler AG	38	2,919
Denso Corp.	8	329
Gannett Co. Inc.	39	596
Great Wall Motor Co. Ltd. — Class H	1,677	1,361
Grupo Sanborns SA de CV - Class B-1 (e) (q)	1,404	1,999
Hyundai Motor Co.	19	2,567
Minth Group Ltd.	644	1,499
Mr Price Group Ltd.	21	252
Naspers Ltd. - Class N	11	1,487
Next Plc	2	186
Nike Inc. - Class B	8	467
Norwegian Cruise Line Holdings Ltd. (c)	73	4,042
Numericable SFR	33	1,385
Ocado Group Plc (c) (e)	142	590
Pacific Textiles Holdings Ltd.	342	495
Panera Bread Co. - Class A (c)	3	655
Priceline Group Inc. (c)	1	657
Publicis Groupe SA	22	1,528
Shimano Inc.	15	2,399
Sirius XM Holdings Inc. (c) (e)	493	1,949
Starbucks Corp.	32	1,910
Stella International Holdings Ltd. (e)	808	1,904
Swatch Group AG	1	428
Swatch Group AG	1	34
TAKKT AG	113	2,168
Tegna Inc.	11	249
Tiffany & Co. (e)	27	1,956
Wynn Macau Ltd. (e)	1,474	2,279
Wynn Resorts Ltd. (e)	3	319
		47,256
CONSUMER STAPLES - 6.0%
Ajinomoto Co. Inc.	24	546
AMBEV SA	160	835
Associated British Foods Plc	15	720
British American Tobacco Plc	30	1,731
China Mengniu Dairy Co. Ltd.	148	236
Coca-Cola Co.	70	3,266
Diageo Plc	51	1,381
Hypermarcas SA (c)	129	1,008
Japan Tobacco Inc.	64	2,647
L’Oreal SA	3	473
Mondelez International Inc.	7	285
Nestle SA	35	2,616
Pernod-Ricard SA	16	1,768
Philip Morris International Inc.	39	3,846
Procter & Gamble Co.	38	3,111
Reckitt Benckiser Group Plc	5	482
Seven & I Holdings Co. Ltd.	24	1,031
Shoprite Holdings Ltd.	87	1,026
Unilever NV - CVA	11	475
Unilever Plc	5	234
		27,717
ENERGY - 2.8%
Canadian Natural Resources Ltd.	14	365
Chevron Corp.	18	1,751
Core Laboratories NV	3	360
Crescent Point Energy Corp. (e)	25	350
Enbridge Inc.	27	1,051
Noble Energy Inc.	70	2,208
Oil Search Ltd.	140	732
Rosneft OAO - GDR	181	821
Schlumberger Ltd.	34	2,511
Surgutneftegas OAO - ADR	283	1,898
YPF SA - ADR - Class D	50	899
		12,946
FINANCIALS - 10.6%
ABN AMRO Group NV - CVA (c)	30	620
AIA Group Ltd.	257	1,462
Aon Plc - Class A	4	418
Banco Bradesco SA - ADR (e)	308	2,298
BB&T Corp.	64	2,123
Cerved Information Solutions SpA (c)	60	495
Cheung Kong Property Holdings Ltd.	116	744
China Pacific Insurance Group Co. Ltd. - Class H	76	287
Chubb Ltd.	17	1,971
CME Group Inc.	37	3,515
Discover Financial Services	38	1,915
Discover Ltd.	34	280
Fairfax Financial Holdings Ltd.	10	5,430
First Gulf Bank PJSC	546	1,746
Goldman Sachs Group Inc.	13	2,056
Henderson Group Plc	256	946
Housing Development Finance Corp.	18	305
Intercontinental Exchange Inc.	12	2,728
Iron Mountain Inc. (e)	32	1,080
Itau Unibanco Holding SA - ADR	244	2,098
Julius Baer Group Ltd.	42	1,786
Lloyds Banking Group Plc	412	401
Marsh & McLennan Cos. Inc.	18	1,119
Partners Group Holding AG	10	3,865
PICC Property & Casualty Co. Ltd. - Class H	2,409	4,436
Ping An Insurance Group Co. of China Ltd. - Class H	461	2,210
Sampo Oyj - Class A	29	1,386
Sberbank of Russia - ADR	25	172
Sumitomo Mitsui Trust Holdings Inc.	211	618
Umpqua Holdings Corp.	18	290
Wells Fargo & Co.	9	440
		49,240
HEALTH CARE - 4.0%
AmerisourceBergen Corp.	6	502
AstraZeneca Plc	51	2,836
Cerner Corp. (c)	21	1,107
DaVita HealthCare Partners Inc. (c)	20	1,468
Eli Lilly & Co.	40	2,859
Express Scripts Holding Co. (c)	17	1,140
Humana Inc.	3	512
Hutchison China MediTech Ltd. (c) (q)	10	279
Illumina Inc. (c)	2	357
Incyte Corp. (c)	30	2,141
Lupin Ltd.	29	641
Novo Nordisk A/S - Class B	33	1,789
Roche Holding AG	11	2,721
Sun Pharmaceutical Industries Ltd.	37	457
		18,809
INDUSTRIALS - 6.8%
Adecco SA	41	2,661
Airbus Group NV	7	453
Assa Abloy AB - Class B	22	430
Beijing Enterprises Holdings Ltd.	162	884
Boeing Co.	16	2,056
CCR SA	186	724
Danaher Corp.	11	1,062
Eaton Corp. Plc	10	632

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Edenred (e)	51	991
Fanuc Ltd.	4	604
General Electric Co.	72	2,292
Hexcel Corp.	54	2,378
IDEX Corp.	14	1,194
Jardine Matheson Holdings Ltd.	13	724
Kawasaki Heavy Industries Ltd. (e)	489	1,411
Kubota Corp.	52	710
Michael Page International Plc	46	281
Nielsen Holdings Plc	17	879
Norfolk Southern Corp.	11	921
Northrop Grumman Systems Corp.	2	475
Recruit Holdings Co. Ltd.	18	537
Ryanair Holdings Plc - ADR (e)	4	335
Safran SA	15	1,028
Seek Ltd. (e)	331	4,103
SMC Corp.	1	255
Sydney Airport	169	867
Transurban Group	92	801
Union Pacific Corp.	6	446
Waste Connections Inc. (e)	24	1,537
		31,671
INFORMATION TECHNOLOGY - 9.6%
Accenture Plc - Class A	4	473
Alphabet Inc. - Class A (c)	1	569
Alphabet Inc. - Class C (c)	2	1,553
Amadeus IT Holding SA — Class A	10	426
Apple Inc.	33	3,580
ARM Holdings Plc	30	431
ASML Holding NV	59	5,964
ASML Holding NV - ADR	2	211
Broadcom Ltd.	4	664
Delta Electronics Inc.	101	446
Gemalto NV	7	536
Hamamatsu Photonics KK	35	967
HP Inc.	49	606
Infosys Technologies Ltd. - ADR	14	266
International Business Machines Corp.	3	401
Jabil Circuit Inc.	26	499
Keyence Corp.	2	1,289
Micro Focus International Plc	21	471
Microsoft Corp.	114	6,269
Murata Manufacturing Co. Ltd.	22	2,606
NetApp Inc.	46	1,247
QUALCOMM Inc.	7	332
Quanta Computer Inc.	183	319
Quanta Computer Inc. - GDR	8	71
Rohm Co. Ltd.	7	286
Tableau Software Inc. - Class A (c)	25	1,133
Taiwan Semiconductor Manufacturing Co. Ltd.	1,362	6,794
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13	338
Tech Mahindra Ltd.	42	302
Telesites SAB - Class L (c) (e)	238	135
Texas Instruments Inc.	10	546
Trend Micro Inc.	26	952
VeriSign Inc. (c) (e)	9	779
Visa Inc. - Class A	11	811
Yahoo! Japan Corp. (e)	578	2,459
Yandex NV — Class A (c)	15	224
		44,955
MATERIALS - 3.8%
Asahi Kasei Corp.	79	533
First Quantum Minerals Ltd. (e)	96	507
LafargeHolcim Ltd.	52	2,442
LyondellBasell Industries NV - Class A	6	492
Monsanto Co.	19	1,685
Newcrest Mining Ltd. (c)	99	1,275
Nucor Corp.	14	672
Potash Corp. of Saskatchewan Inc.	94	1,591
Praxair Inc.	4	458
Rio Tinto Plc	76	2,116
Shin-Etsu Chemical Co. Ltd.	9	449
Sumitomo Metal Mining Co. Ltd.	69	683
Vale SA - Preferred ADR (e)	1,130	3,524
Yamato Kogyo Co. Ltd.	64	1,378
		17,805
TELECOMMUNICATION SERVICES - 5.5%
America Movil SAB de CV - ADR - Class L	270	4,188
Bezeq Israeli Telecommunication Corp. Ltd.	925	2,089
Bharti Airtel Ltd.	542	2,873
KDDI Corp.	32	859
MegaFon PJSC - GDR	45	494
NII Capital Corp. (c) (e)	2	12
NTT DoCoMo Inc.	166	3,769
Singapore Telecommunications Ltd.	135	381
SoftBank Group Corp.	23	1,081
TDC A/S	259	1,268
TeliaSonera AB	173	896
Verizon Communications Inc.	110	5,922
Vodafone Group Plc	553	1,758
		25,590
UTILITIES - 2.6%
AES Corp.	271	3,197
Cheung Kong Infrastructure Holdings Ltd. (e)	39	381
CMS Energy Corp.	24	1,019
Energias de Portugal SA	787	2,793
Enersis Americas SA - ADR	13	176
Eversource Energy	39	2,258
National Grid Plc	107	1,518
Sempra Energy	8	780
		12,122
Total Common Stocks (cost $276,585)		288,111

PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Corporate Risk Holdings Corp. (c) (f) (q)	—	—
Corporate Risk Holdings I Inc. (c) (f) (q)	5	52
Hyundai Motor Co.	5	424
		476
ENERGY - 0.3%
Surgutneftegas OAO	2,145	1,435

FINANCIALS - 0.3%
American Tower Corp., 5.50%, 02/15/18	10	1,052

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd. (c) (f) (q)	7	—

MATERIALS - 0.3%
Vale SA - Class A	476	1,507
Total Preferred Stocks (cost $7,081)		4,470

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.8%
AmeriCredit Automobile Receivables Trust
0.72%, 08/08/16	$23	23
1.27%, 08/08/17	10	10
Appalachian Consumer Rate Relief Funding LLC, 3.77%, 08/01/28	100	106
BA Credit Card Trust, 0.82%, 01/15/19 (i)	125	125

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Banc of America Commercial Mortgage Trust REMIC
6.22%, 12/10/17 (i)	53	56
5.89%, 07/10/44 (i)	17	17
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.71%, 09/11/17 (i)	20	21
CarMax Auto Owner Trust, 0.79%, 10/15/18	24	24
Citibank Credit Card Issuance Trust
1.02%, 02/22/17	100	100
2.15%, 07/15/19	275	281
Citigroup Commercial Mortgage Trust REMIC, 5.43%, 10/15/49	95	96
COMM Mortgage Trust REMIC, 5.29%, 12/10/16	22	22
Commercial Mortgage Pass-Through Certificates REMIC, 5.59%, 01/15/49 (i)	45	46
Commercial Mortgage Trust REMIC
5.81%, 07/10/17 (i)	6	6
5.87%, 08/10/17 (i)	25	26
Core Industrial Trust REMIC, 3.04%, 02/10/22 (p) (q)	260	267
Credit Suisse Commercial Mortgage Trust REMIC
5.46%, 09/15/16	74	75
5.70%, 06/15/39 (i)	36	37
Credit Suisse Mortgage Capital Certificates REMIC, 5.69%, 07/15/17 (i)	37	38
Discover Card Execution Note Trust, 0.79%, 02/15/18 (i)	200	200
Enterprise Fleet Financing LLC, 0.87%, 12/20/16 (p) (q)	79	78
EQTY Mortgage Trust REMIC, 1.29%, 05/08/16 (i) (p) (q)	115	113
Greenwich Capital Commercial Funding Corp. REMIC
5.89%, 06/10/16 (i)	5	5
5.43%, 01/10/17	89	91
5.44%, 01/10/17	42	43
GS Mortgage Securities Trust REMIC, 5.79%, 08/10/45 (i)	20	21
Hertz Vehicle Financing LLC, 2.73%, 03/25/20 (p) (q)	159	159
Hilton USA Trust REMIC, 2.66%, 11/05/18 (p) (q)	200	200
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.81%, 05/12/16 (i)	5	5
5.43%, 01/12/17 (i)	98	100
5.44%, 03/15/17	89	91
5.70%, 05/12/17 (i)	128	131
5.85%, 07/15/17 (i)	38	39
5.72%, 11/15/17	24	24
5.81%, 06/12/43 (i)	14	14
5.55%, 05/12/45	189	190
LB Commercial Mortgage Trust REMIC, 5.85%, 07/15/44 (i)	25	26
LB-UBS Commercial Mortgage Trust REMIC
5.43%, 02/15/40	57	58
5.49%, 02/15/40	225	229
6.15%, 09/15/45 (i)	25	26
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.86%, 07/12/17 (i)	25	26
Mississippi Higher Education Assistance Corp., 1.11%, 07/25/27 (i)	125	122
Morgan Stanley Capital I Trust REMIC
5.32%, 12/15/16	143	145
5.64%, 06/11/17 (i)	19	20
Trade MAPS 1 Ltd.
1.14%, 12/10/16 (i) (p) (q)	125	124
1.69%, 12/10/16 (i) (p) (q)	100	99
Wachovia Bank Commercial Mortgage Trust REMIC
5.75%, 07/15/16 (i)	38	39
5.50%, 04/15/47	25	26
5.59%, 04/15/47 (i)	20	20
5.70%, 06/15/49 (i)	50	51
Total Non-U.S. Government Agency Asset- Backed Securities (cost $3,969)		3,891

CORPORATE BONDS AND NOTES - 7.7%
CONSUMER DISCRETIONARY - 0.3%
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (p) (q)	100	99
Comcast Corp., 5.88%, 02/15/18	100	109
DISH DBS Corp., 4.25%, 04/01/18	75	77
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	125	129
McDonald’s Corp.
3.70%, 01/30/26	55	58
4.70%, 12/09/35	25	27
4.88%, 12/09/45	35	38
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (p) (q)	100	102
Newell Rubbermaid Inc.
3.85%, 04/01/23 (l)	120	124
4.20%, 04/01/26 (e) (l)	305	319
5.38%, 04/01/36 (l)	5	5
5.50%, 04/01/46 (l)	95	103
Thomson Reuters Corp.
4.30%, 11/23/23	60	64
5.65%, 11/23/43	40	43
		1,297
CONSUMER STAPLES - 0.2%
Altria Group Inc., 2.63%, 01/14/20	100	103
CVS Caremark Corp., 2.25%, 08/12/19	35	36
Philip Morris International Inc., 4.25%, 11/10/44	50	53
Reynolds American Inc.
2.30%, 06/12/18	15	15
3.25%, 06/12/20	35	37
4.00%, 06/12/22	65	71
4.85%, 09/15/23	10	11
4.45%, 06/12/25	315	347
5.70%, 08/15/35	10	12
6.15%, 09/15/43	5	6
5.85%, 08/15/45	55	67
		758
ENERGY - 0.7%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	60	64
Columbia Pipeline Group Inc.
2.45%, 06/01/18 (p) (q)	40	40
3.30%, 06/01/20 (p) (q)	5	5
4.50%, 06/01/25 (p) (q)	5	5
5.80%, 06/01/45 (p) (q)	10	10
ConocoPhillips Co., 5.95%, 03/15/46	20	21
Devon Energy Corp., 3.25%, 05/15/22 (e)	35	30
Diamond Offshore Drilling Inc., 4.88%, 11/01/43 (e)	35	23
Enbridge Energy Partners LP
5.20%, 03/15/20	120	120
5.88%, 10/15/25	70	71
Enbridge Inc., 4.50%, 06/10/44	15	12
EnLink Midstream Partners LP, 4.40%, 04/01/24	30	24

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Exxon Mobil Corp.
2.22%, 03/01/21	70	71
3.04%, 03/01/26	60	61
Halliburton Co.
3.38%, 11/15/22	55	56
3.80%, 11/15/25	155	155
Kinder Morgan Energy Partners LP
3.50%, 03/01/21	40	39
3.50%, 09/01/23	50	45
4.25%, 09/01/24	30	28
5.50%, 03/01/44	20	18
Kinder Morgan Inc., 4.30%, 06/01/25 (e)	165	157
PDC Energy Inc., 7.75%, 10/15/22	100	100
Petrobras Global Finance BV, 6.85%, 06/05/15	150	103
Petroleos Mexicanos
3.50%, 07/18/18	35	35
8.00%, 05/03/19	40	45
5.50%, 01/21/21	100	104
4.88%, 01/24/22	135	134
5.63%, 01/23/46	290	244
Phillips 66 Partners LP, 4.68%, 02/15/45	5	4
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (e)	50	48
Schlumberger Holdings Corp., 4.00%, 12/21/25 (p) (q)	120	124
Southwestern Energy Co., 4.95%, 01/23/25 (e) (l)	40	27
Statoil ASA, 3.70%, 03/01/24	75	78
Teekay Corp., 8.50%, 01/15/20	50	34
TransCanada Pipelines Ltd., 6.50%, 08/15/18	475	515
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (p) (q)	200	194
Williams Partners LP
5.25%, 03/15/20	175	168
4.30%, 03/04/24	160	133
		3,145
FINANCIALS - 4.5%
ACE INA Holdings Inc.
2.88%, 11/03/22	45	46
3.35%, 05/15/24	40	42
3.35%, 05/03/26	45	47
4.35%, 11/03/45	50	54
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	40	40
Allianz SE, 4.75%, (callable at 100 beginning 10/24/23) (m), EUR	200	246
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	51
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	180	187
3.65%, 02/01/26	380	400
4.70%, 02/01/36	160	173
4.90%, 02/01/46	200	223
Assicurazioni Generali SpA, 10.13%, 07/10/42, EUR	100	149
AvalonBay Communities Inc., 2.85%, 03/15/23	35	35
Aviva Plc
6.13%, 07/05/43, EUR	175	224
6.88%, 05/20/58 (i), GBP	150	233
AXA SA, 5.45%, (callable at 100 beginning 03/04/26) (m), GBP	225	315
Bank of America Corp.
2.63%, 10/19/20	37	37
3.88%, 08/01/25	218	227
Barclays Bank Plc
10.00%, 05/21/21, GBP	125	225
6.63%, 03/30/22, EUR	70	94
Barclays Plc, 3.65%, 03/16/25	200	188
BAT International Finance Plc
2.75%, 06/15/20 (p) (q)	30	31
3.50%, 06/15/22 (p) (q)	20	21
3.95%, 06/15/25 (p) (q)	30	33
BBVA Subordinated Capital SAU, 3.50%, 04/11/24, EUR	200	234
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	75	78
BNP Paribas SA, 2.87%, 03/20/26, EUR	325	376
BPCE SA, 4.63%, 07/18/23, EUR	100	132
CaixaBank SA, 5.00%, 11/14/23, EUR	200	233
CIT Group Inc., 4.25%, 08/15/17	150	153
Citigroup Inc.
1.70%, 04/27/18	150	149
3.70%, 01/12/26	200	205
Communications Sales & Leasing Inc., 6.00%, 04/15/23 (p) (q)	50	49
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 07/25/23, EUR	250	321
Corporate Office Properties LP, 3.60%, 05/15/23	15	14
Credit Agricole SA, 4.38%, 03/17/25 (p) (q)	200	196
Credit Suisse, 3.00%, 10/29/21	250	255
Daimler Finance North America LLC, 2.25%, 03/02/20 (p) (q)	250	252
DDR Corp., 3.63%, 02/01/25	40	39
Developers Diversified Realty Corp., 4.75%, 04/15/18	40	42
ERP Operating LP, 4.63%, 12/15/21	24	27
Essex Portfolio LP, 3.50%, 04/01/25	125	125
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	250	256
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	100	136
Goldman Sachs Group Inc.
2.88%, 02/25/21	231	235
5.25%, 07/27/21	200	225
3.50%, 01/23/25	280	283
3.75%, 02/25/26	65	66
4.75%, 10/21/45	140	146
Hospitality Properties Trust, 4.50%, 06/15/23	30	30
HSBC Holdings Plc
4.25%, 08/18/25	200	198
4.30%, 03/08/26	200	206
Intesa Sanpaolo SpA
6.63%, 09/13/23, EUR	285	389
5.02%, 06/26/24 (p) (q)	200	187
JPMorgan Chase & Co.
2.55%, 03/01/21	572	577
3.25%, 09/23/22	180	188
Kimco Realty Corp., 3.40%, 11/01/22	15	15
Landwirtschaftliche Rentenbank, 1.75%, 04/15/19	130	132
Lloyds Bank Plc
6.50%, 03/24/20, EUR	325	435
7.63%, 04/22/25, GBP	140	252
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	309
Morgan Stanley, 3.88%, 01/27/26	150	157
NN Group NV
4.50% (callable at 100 beginning 01/15/26) (m), EUR	100	110
4.62%, 04/08/44 (i), EUR	100	117
Nordea Kredit Realkreditaktieselskab, 2.00%, 10/01/37, DKK	4,737	714
Nykredit Realkredit A/S
2.00%, 10/01/37, DKK	27,834	4,194
2.50%, 10/01/37, DKK	3,299	501
2.50%, 10/01/47, DKK	1,731	260

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PNC Bank NA, 2.30%, 06/01/20	250	253
Private Export Funding Corp., 3.55%, 01/15/24	195	214
ProLogis LP, 3.75%, 11/01/25	35	37
Realkredit Danmark A/S
2.00%, 10/01/37, DKK	13,986	2,106
2.50%, 10/01/37, DKK	1,081	167
Scentre Group Trust, 3.50%, 02/12/25 (p) (q)	105	106
Skandinaviska Enskilda Banken AB, 2.63%, 03/15/21	250	253
Svenska Handelsbanken AB, 2.66%, 01/15/24 (i), EUR	140	165
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (p) (q)	200	199
WEA Finance LLC
2.70%, 09/17/19 (p) (q)	200	201
3.25%, 10/05/20 (p) (q)	400	409
3.75%, 09/17/24 (p) (q)	200	204
Wells Fargo & Co.
2.55%, 12/07/20	104	106
2.50%, 03/04/21	105	106
		21,045
HEALTH CARE - 1.1%
AbbVie Inc.
1.80%, 05/14/18	30	30
2.50%, 05/14/20	360	367
2.90%, 11/06/22	115	117
3.20%, 11/06/22	10	10
3.60%, 05/14/25	230	242
4.50%, 05/14/35	65	68
4.70%, 05/14/45	40	43
Actavis Funding SCS
3.00%, 03/12/20	50	51
3.45%, 03/15/22	495	514
3.80%, 03/15/25	210	218
4.55%, 03/15/35	80	83
4.75%, 03/15/45	115	122
Baxalta Inc., 4.00%, 06/23/25 (p) (q)	125	127
Becton Dickinson and Co.
2.68%, 12/15/19	80	82
3.73%, 12/15/24	185	197
4.69%, 12/15/44	40	43
Biogen Inc.
3.63%, 09/15/22	50	53
4.05%, 09/15/25	100	107
5.20%, 09/15/45	50	55
Celgene Corp.
3.63%, 05/15/24	40	41
3.88%, 08/15/25	120	126
4.63%, 05/15/44	40	41
DJO Finco LLC, 8.13%, 06/15/21 (p) (q)	100	88
EMD Finance LLC
2.40%, 03/19/20 (p) (q)	85	85
2.95%, 03/19/22 (p) (q)	10	10
3.25%, 03/19/25 (p) (q)	170	170
Gilead Sciences Inc.
3.50%, 02/01/25	150	159
3.65%, 03/01/26	60	64
inVentiv Health Inc., 10.00%, 08/15/18 (k)	100	96
Kinetic Concepts Inc., 12.50%, 11/01/19	200	174
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	50	51
McKesson Corp.
3.80%, 03/15/24	40	42
4.88%, 03/15/44	20	21
Medtronic Inc.
2.50%, 03/15/20	125	129
3.50%, 03/15/25	255	272
4.63%, 03/15/45	40	45
Pfizer Inc., 7.20%, 03/15/39	5	7
Roche Holdings Inc.
2.25%, 09/30/19 (p) (q)	200	206
3.35%, 09/30/24 (p) (q)	200	212
Thermo Fisher Scientific Inc., 2.40%, 02/01/19	25	25
UnitedHealth Group Inc.
2.70%, 07/15/20	65	68
3.75%, 07/15/25	60	65
4.63%, 07/15/35	15	17
4.75%, 07/15/45	25	29
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (p) (q)	200	166
Zimmer Holdings Inc., 3.15%, 04/01/22	55	56
		4,994
INDUSTRIALS - 0.1%
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (e) (p) (q)	200	199
Lockheed Martin Corp.
1.85%, 11/23/18	10	10
2.50%, 11/23/20	15	15
3.10%, 01/15/23	20	21
3.55%, 01/15/26	35	37
Navios Maritime Acquisition Corp., 8.13%, 11/15/21 (p) (q)	100	66
RR Donnelley & Sons Co., 7.00%, 02/15/22	100	93
Volvo AB, 5.00%, 05/31/17, EUR	150	180
		621
INFORMATION TECHNOLOGY - 0.0%
Harris Corp.
2.00%, 04/27/18	40	40
2.70%, 04/27/20	10	10
3.83%, 04/28/25	5	5
4.85%, 04/27/35	35	36
5.05%, 04/27/45	40	43
		134
MATERIALS - 0.1%
ArcelorMittal, 7.25%, 02/25/22 (e) (k)	125	124
First Quantum Minerals Ltd.
6.75%, 02/15/20 (p) (q)	100	68
7.00%, 02/15/21 (p) (q)	100	67
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (p) (q)	100	100
		359
TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
2.45%, 06/30/20	80	81
2.80%, 02/17/21	250	256
France Telecom SA, 9.00%, 03/01/31 (k)	28	42
Frontier Communications Corp., 9.25%, 07/01/21	200	204
Orange SA
5.00% (callable at 100 beginning 10/01/26) (m), EUR	150	177
5.38%, 11/22/50, GBP	100	180
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	100	79
T-Mobile USA Inc., 6.63%, 04/01/23	125	132
Verizon Communications Inc.
4.27%, 01/15/36	88	88
4.52%, 09/15/48	191	191
		1,430
UTILITIES - 0.4%
Abu Dhabi National Energy Co., 3.63%, 01/12/23 (p) (q)	600	595

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
American Electric Power Co. Inc., 1.65%, 12/15/17	80	80
Comision Federal de Electricidad, 4.88%, 05/26/21	200	211
Duke Energy Corp., 3.75%, 04/15/24	150	157
Electricite de France SA, 3.63%, 10/13/25 (p) (q)	30	31
Jersey Central Power & Light Co., 5.63%, 05/01/16	95	95
MidAmerican Energy Co., 4.40%, 10/15/44	16	17
Niagara Mohawk Power Corp.
3.51%, 10/01/24 (p) (q)	40	41
4.28%, 10/01/34 (p) (q)	20	21
Pacific Gas & Electric Co.
3.85%, 11/15/23	50	54
2.95%, 03/01/26	35	36
3.75%, 08/15/42	40	38
4.25%, 03/15/46	120	127
Pennsylvania Electric Co., 6.05%, 09/01/17	25	26
PG&E Corp., 2.40%, 03/01/19	40	41
Progress Energy Inc.
7.05%, 03/15/19	50	57
7.75%, 03/01/31	20	27
Puget Energy Inc., 6.00%, 09/01/21	33	38
Red Electrica de Espana Finance BV, 3.88%, 01/25/22, EUR	200	270
Southaven Combined Cycle Generation LLC, 3.85%, 08/15/33	44	47
		2,009
Total Corporate Bonds and Notes (cost $35,646)		35,792

GOVERNMENT AND AGENCY OBLIGATIONS - 22.5%
GOVERNMENT SECURITIES - 21.2%
Federal Home Loan Bank - 0.1% (w)
Federal Home Loan Bank, 3.38%, 09/08/23	230	254
Municipals - 0.3%
Connecticut Housing Finance Authority, 4.00%, 11/15/44	195	208
Maryland Community Development Administration, 2.86%, 09/01/40	120	124
Massachusetts Housing Finance Agency, 4.00%, 12/01/43	15	16
Minnesota Housing Finance Agency
3.00%, 07/01/31	20	21
4.00%, 07/01/38	335	358
2.35%, 03/01/43	40	40
Nebraska Investment Finance Authority
3.00%, 03/01/43	30	31
4.50%, 09/01/43	20	21
South Carolina State Housing Finance & Development, 4.00%, 07/01/41	75	80
South Dakota Housing Development Authority, 4.00%, 05/01/34	20	21
State of California
7.55%, 04/01/39	100	153
7.60%, 11/01/40	105	163
Tennessee Housing Development Agency, 4.00%, 07/01/43	25	27
Utility Debt Securitization Authority, 2.04%, 06/15/21	100	101
		1,364
Sovereign - 12.0%
Argentina Bonar Bond
7.00%, 04/17/17 (e)	225	234
8.75%, 05/07/24 (e)	30	32
Argentina Republic Government International Bond
8.28%, 12/31/33 (y)	168	201
0.00%, 12/15/35 (i)	150	16
Belgium Government Bond, 1.00%, 06/22/26 (p) (q), EUR	1,450	1,729
Bermuda Government International Bond
4.14%, 01/03/23 (p) (q)	200	202
4.85%, 02/06/24 (p) (q)	500	524
Brazil Letras do Tesouro Nacional, 10.00%, 01/01/18, BRL	145	39
Bundesrepublik Deutschland, 2.50%, 07/04/44 - 08/15/46, EUR	1,150	1,884
Colombia Government International Bond
4.38%, 07/12/21	200	209
4.50%, 01/28/26	200	205
Colombia TES
10.00%, 07/24/24, COP	1,320,000	493
7.50%, 08/26/26, COP	1,432,000	455
6.00%, 04/28/28, COP	690,000	190
7.75%, 09/18/30, COP	130,000	41
Dominican Republic International Bond, 7.50%, 05/06/21	175	191
Federal Democratic Republic of Ethiopia, 6.63%, 12/11/24	200	184
France Government Bond OAT, 1.75%, 11/25/24, EUR	1,130	1,451
Hazine Mustesarligi Varlik Kiralama A/S, 4.56%, 10/10/18	500	515
Hellenic Republic Government Bond, 4.75%, 04/17/19 (p) (q), EUR	25	25
Hungary Government Bond
6.50%, 06/24/19, HUF	167,900	703
7.50%, 11/12/20, HUF	570,500	2,572
5.50%, 06/24/25, HUF	25,160	111
Hungary Government International Bond
6.25%, 01/29/20	145	161
6.00%, 11/24/23, HUF	101,000	451
India Government Bond
8.83%, 11/25/23, INR	31,300	501
8.60%, 06/02/28, INR	32,500	518
Indonesia Government International Bond
4.88%, 05/05/21 (e)	200	215
3.75%, 04/25/22	210	212
Indonesia Treasury Bond, 7.88%, 04/15/19, IDR	699,000	53
Ireland Government Bond
4.50%, 04/18/20, EUR	685	923
3.90%, 03/20/23, EUR	355	503
3.40%, 03/18/24, EUR	450	626
1.00%, 05/15/26, EUR	300	350
2.40%, 05/15/30, EUR	500	663
2.00%, 02/18/45, EUR	350	427
Italy Buoni Poliennali Del Tesoro
1.45%, 09/15/22, EUR	325	388
4.75%, 08/01/23 (p) (q), EUR	300	437
4.50%, 03/01/24, EUR	1,210	1,746
3.50%, 03/01/30 (p) (q), EUR	350	490
Ivory Coast Government International Bond, 5.75%, 12/31/32	200	185
Japan Government Bond
0.80%, 09/20/22 - 06/20/23, JPY	190,000	1,800
0.70%, 12/20/22, JPY	65,000	612
0.30%, 12/20/24, JPY	70,000	645
0.50%, 12/20/24, JPY	60,000	562
2.20%, 03/20/30, JPY	45,000	515
1.70%, 06/20/33 - 03/20/44, JPY	190,000	2,148
1.40%, 09/20/34, JPY	30,000	316

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.30%, 12/20/35, JPY	35,000	420
Kenya Government International Bond, 6.88%, 06/24/24	200	189
Korea Housing Finance Corp., 2.50%, 11/15/20 (p) (q)	250	254
Malaysia Government Bond
3.76%, 03/15/19, MYR	750	195
3.66%, 10/15/20, MYR	5,500	1,423
4.50%, 04/15/30, MYR	2,800	741
Mexico Bonos
7.75%, 12/14/17 - 11/13/42, MXN	6,700	413
8.00%, 06/11/20, MXN	900	58
6.50%, 06/10/21, MXN	32,900	2,000
10.00%, 12/05/24 - 11/20/36, MXN	36,000	2,703
5.75%, 03/05/26, MXN	19,000	1,083
8.50%, 11/18/38, MXN	930	65
Mexico Government International Bond
5.63%, 01/15/17	182	188
3.63%, 03/15/22	156	161
4.00%, 10/02/23	280	293
4.75%, 03/08/44	250	249
Morocco Government International Bond, 4.25%, 12/11/22	250	255
Netherlands Government Bond, 2.25%, 07/15/22, EUR	420	550
Nigeria Government International Bond, 6.38%, 07/12/23	200	184
Norway Government Bond
4.25%, 05/19/17 (p) (q), NOK	800	101
3.75%, 05/25/21 (p) (q), NOK	1,130	158
Overseas Private Investment Corp., 3.49%, 12/20/29	24	25
Peru Government International Bond, 4.13%, 08/25/27	145	152
Peruvian Government International Bond, 5.63%, 11/18/50	50	56
Philippine Government International Bond, 9.88%, 01/15/19	100	123
Poland Government Bond
5.25%, 10/25/20, PLN	2,750	842
2.00%, 04/25/21, PLN	1,750	465
5.75%, 10/25/21 - 09/23/22, PLN	5,900	1,879
4.00%, 10/25/23, PLN	2,650	782
3.25%, 07/25/25, PLN	2,250	629
Poland Government International Bond
5.13%, 04/21/21	90	101
4.00%, 01/22/24	50	53
Queensland Treasury Corp., 5.75%, 07/22/24, AUD	330	308
Republic of Ghana, 8.13%, 01/18/26 (p) (q)	200	157
Republic of Honduras, 8.75%, 12/16/20	200	223
Republic of Indonesia, 4.75%, 01/08/26 (p) (q)	300	315
Republic of Lithuania, 7.38%, 02/11/20	300	355
Republic of Turkey, 6.88%, 03/17/36	75	89
Senegal Government International Bond, 8.75%, 05/13/21 (p) (q)	200	215
Slovenia Government International Bond
5.50%, 10/26/22	600	679
5.85%, 05/10/23 (e) (p) (q)	250	288
5.85%, 05/10/23	325	375
South Africa Government Bond
7.75%, 02/28/23, ZAR	8,975	570
6.50%, 02/28/41, ZAR	7,525	353
Spain Government Bond
5.40%, 01/31/23 (p) (q), EUR	630	932
2.75%, 10/31/24 (p) (q), EUR	720	918
1.95%, 04/30/26 (p) (q), EUR	700	834
Sweden Government Bond
3.50%, 06/01/22, SEK	2,450	363
1.50%, 11/13/23, SEK	5,450	728
Tennessee Valley Authority
3.88%, 02/15/21	100	111
3.50%, 12/15/42 (e)	112	112
Turkey Government Bond, 6.30%, 02/14/18, TRY	150	50
Turkey Government International Bond, 6.25%, 09/26/22	225	250
United Kingdom Treasury Bond
1.00%, 09/07/17, GBP	375	543
1.75%, 07/22/19 - 09/07/22, GBP	400	598
2.00%, 07/22/20, GBP	250	378
2.75%, 09/07/24, GBP	300	480
3.25%, 01/22/44, GBP	710	1,221
United Mexican States, 4.13%, 01/21/26	200	210
Zambia Government International Bond, 8.97%, 07/30/27 (p) (q)	200	165
		56,263
Treasury Inflation Index Securities - 2.2%
Deutschland Republic Inflation Indexed Bond, 0.10%, 04/15/23 (n), EUR	739	903
Japan Government CPI Indexed Bond, 0.10%, 09/10/23 - 03/10/25 (n), JPY	378,020	3,509
Mexico Government Inflation Indexed Bond, 4.00%, 06/13/19 - 11/15/40 (n), MXN	1,088	66
Republic of Turkey Inflation Indexed Note, 2.00%, 09/18/24 (n), TRY	141	48
U.S. Treasury Inflation Indexed Note
0.63%, 01/15/24 - 01/15/26 (n)	3,002	3,128
0.13%, 07/15/24 (n)	200	200
0.25%, 01/15/25 (n)	1,195	1,206
2.38%, 01/15/25 (e) (n)	189	225
0.38%, 07/15/25 (n)	350	357
1.38%, 02/15/44 (n)	457	512
0.75%, 02/15/45 (n)	116	112
1.00%, 02/15/46 (n)	250	261
		10,527
U.S. Treasury Securities - 6.6%
U.S. Treasury Bond
3.00%, 11/15/44	100	108
2.88%, 08/15/45	200	210
2.50%, 02/15/46 (e)	200	195
U.S. Treasury Note
0.75%, 02/15/19 (e)	900	898
1.63%, 06/30/19 - 11/30/20	4,735	4,836
1.63%, 08/31/19 - 02/15/26 (e)	2,889	2,926
1.75%, 09/30/19 - 12/31/20	1,000	1,026
1.50%, 10/31/19 - 05/31/20	2,000	2,034
1.25%, 01/31/20	1,892	1,905
1.38%, 02/29/20 - 10/31/20	4,939	4,987
1.13%, 03/31/20 - 02/28/21 (e)	6,140	6,126
1.38%, 08/31/20 - 01/31/21 (e)	1,060	1,069
2.13%, 08/15/21 (e)	200	208
1.75%, 05/15/22 (e)	450	458
2.00%, 11/30/22	550	567
2.50%, 05/15/24 (e)	2,150	2,287
2.00%, 08/15/25 (e)	800	816
		30,656
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.3%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp. REMIC
0.80%, 04/25/20 (i)	187	185
1.58%, 04/25/22	41	42

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.36%, 07/25/22	25	26
3.17%, 10/25/24	50	53
2.60%, 01/25/25	60	62
		368
Federal National Mortgage Association - 0.6%
Federal National Mortgage Association
4.00%, 05/15/46, TBA (g)	2,175	2,321
REMIC, 2.61%, 03/25/22 (i)	25	26
REMIC, 3.30%, 07/25/23 (i)	125	133
REMIC, 3.33%, 10/25/23 (i)	209	223
		2,703
Government National Mortgage Association - 0.6%
Government National Mortgage Association
4.50%, 06/20/45 - 08/20/45	1,477	1,587
4.00%, 08/20/45	84	90
4.00%, 05/15/46, TBA (g)	1,275	1,361
		3,038
Total Government and Agency Obligations (cost $104,656)		105,173

SHORT TERM INVESTMENTS - 9.3%
Investment Company - 6.5%
JNL Money Market Fund, 0.29% (a) (h)	30,339	30,339
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	13,165	13,165
Total Short Term Investments (cost $43,504)		43,504
Total Investments - 103.1% (cost $471,440)		480,941
Other Assets and Liabilities, Net - (3.1%)		(14,543)
Total Net Assets - 100.0%		$466,398

JNL/Capital Guardian Global Diversified Research Fund

COMMON STOCKS - 88.0%
ARGENTINA - 0.3%
YPF SA - ADR - Class D	79	$1,413
AUSTRALIA - 2.3%
Seek Ltd.	220	2,731
Sydney Airport	813	4,163
Transurban Group	441	3,834
		10,728
BRAZIL - 1.3%
CCR SA	379	1,479
Hypermarcas SA (c)	417	3,251
Vale SA - Preferred ADR	333	1,040
		5,770
CANADA - 2.1%
Enbridge Inc.	54	2,090
First Quantum Minerals Ltd.	335	1,764
Potash Corp. of Saskatchewan Inc.	345	5,872
		9,726
CHILE - 0.3%
Enersis Americas SA - ADR	86	1,195

CHINA - 1.2%
Cheung Kong Property Holdings Ltd.	355	2,288
China Pacific Insurance Group Co. Ltd. - Class H	444	1,667
Great Wall Motor Co. Ltd. - Class H	1,809	1,469
		5,424
DENMARK - 1.2%
Novo Nordisk A/S - Class B	98	5,332

FINLAND - 1.1%
Sampo Oyj - Class A	104	4,904

FRANCE - 2.1%
Edenred	124	2,409
L’Oreal SA	12	2,159
Publicis Groupe SA	26	1,804
Safran SA	46	3,198
		9,570
HONG KONG - 2.5%
AIA Group Ltd.	386	2,196
Jardine Matheson Holdings Ltd.	58	3,326
Minth Group Ltd.	1,344	3,129
Pacific Textiles Holdings Ltd.	1,613	2,333
Stella International Holdings Ltd.	113	267
		11,251
INDIA - 1.8%
Bharti Airtel Ltd.	689	3,650
Lupin Ltd.	73	1,634
Sun Pharmaceutical Industries Ltd.	155	1,913
Tech Mahindra Ltd.	133	954
		8,151
INDONESIA - 1.2%
Astra International Tbk PT	9,660	5,280

IRELAND - 0.5%
Accenture Plc - Class A	19	2,216

ITALY - 0.5%
Cerved Information Solutions SpA (c)	290	2,386

JAPAN - 5.5%
Asahi Kasei Corp.	372	2,512
Denso Corp.	41	1,646
Japan Tobacco Inc.	65	2,706
Kawasaki Heavy Industries Ltd.	410	1,183
Keyence Corp.	7	3,748
Kubota Corp.	145	1,979
Murata Manufacturing Co. Ltd.	17	2,039
Seven & I Holdings Co. Ltd.	75	3,191
Shin-Etsu Chemical Co. Ltd.	42	2,169
SMC Corp.	5	1,228
Yamato Kogyo Co. Ltd.	127	2,756
		25,157
MACAU - 0.6%
Wynn Macau Ltd.	1,778	2,750

MEXICO - 1.0%
America Movil SAB de CV - ADR - Class L	187	2,907
Grupo Sanborns SA de CV - Class B-1 (q)	959	1,365
Telesites SAB - Class L (c)	187	106
		4,378
NETHERLANDS - 4.1%
ABN AMRO Group NV - CVA (c)	153	3,124
Airbus Group NV	33	2,185
ASML Holding NV	40	4,012
ASML Holding NV - ADR	19	1,927
Core Laboratories NV	16	1,742
LyondellBasell Industries NV	27	2,285
Unilever NV - CVA	76	3,411
		18,686

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PORTUGAL - 0.8%
Energias de Portugal SA	1,058	3,757

RUSSIAN FEDERATION - 1.3%
Rosneft OAO - GDR	217	981
Surgutneftegas OAO - ADR	719	4,814
		5,795
SINGAPORE - 0.9%
Broadcom Ltd.	28	4,249

SOUTH AFRICA - 1.1%
Mr Price Group Ltd.	119	1,434
Naspers Ltd. - Class N	12	1,711
Shoprite Holdings Ltd.	156	1,831
		4,976
SOUTH KOREA - 0.5%
Hyundai Motor Co.	17	2,268

SWEDEN - 0.5%
Assa Abloy AB - Class B	112	2,212

SWITZERLAND - 4.1%
Cie Financiere Richemont SA	37	2,433
LafargeHolcim Ltd.	77	3,607
Nestle SA	43	3,182
Partners Group Holding AG	9	3,739
Roche Holding AG	17	4,197
Swatch Group AG - Class B (e)	4	1,230
Swatch Group AG	3	224
		18,612
TAIWAN - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	160	4,192

UNITED ARAB EMIRATES - 1.2%
First Gulf Bank PJSC	1,745	5,582

UNITED KINGDOM - 7.6%
ARM Holdings Plc	156	2,269
Associated British Foods Plc	46	2,183
AstraZeneca Plc	77	4,271
British American Tobacco Plc	86	5,046
Burberry Group Plc	111	2,160
Diageo Plc	170	4,579
Henderson Group Plc	796	2,943
Lloyds Banking Group Plc	732	713
Michael Page International Plc	240	1,470
Next Plc	11	860
Reckitt Benckiser Group Plc	25	2,363
Rio Tinto Plc	105	2,948
Vodafone Group Plc	933	2,963
		34,768
UNITED STATES OF AMERICA - 39.5%
AES Corp.	323	3,814
Alphabet Inc. - Class C (c)	3	2,169
Amazon.com Inc. (c)	3	1,603
AmerisourceBergen Corp.	29	2,536
Aon Plc - Class A	25	2,632
Apple Inc.	44	4,785
BB&T Corp.	81	2,705
Cerner Corp. (c)	39	2,050
Chevron Corp.	66	6,277
Chubb Ltd.	22	2,621
CME Group Inc. - Class A	33	3,189
CMS Energy Corp.	49	2,071
Coca-Cola Co.	83	3,836
Comcast Corp. - Class A	49	3,011
Danaher Corp.	23	2,210
DaVita HealthCare Partners Inc. (c)	45	3,317
Discover Financial Services	53	2,694
Eli Lilly & Co.	110	7,900
Gannett Co. Inc.	187	2,824
General Electric Co.	150	4,753
Goldman Sachs Group Inc.	23	3,658
Hexcel Corp.	80	3,475
HP Inc.	239	2,944
Humana Inc.	16	2,891
IDEX Corp.	54	4,451
Incyte Corp. (c)	59	4,254
Intercontinental Exchange Inc.	8	1,952
Iron Mountain Inc.	112	3,784
Marsh & McLennan Cos. Inc.	37	2,267
Microsoft Corp.	99	5,451
Monsanto Co.	39	3,457
Nielsen Holdings Plc	87	4,560
Nike Inc. - Class B	36	2,188
Norfolk Southern Corp.	28	2,339
Northrop Grumman Systems Corp.	11	2,216
Norwegian Cruise Line Holdings Ltd. (c)	71	3,931
Nucor Corp.	69	3,264
Panera Bread Co. - Class A (c)	9	1,843
Philip Morris International Inc.	70	6,897
Praxair Inc.	22	2,506
Priceline Group Inc. (c)	1	1,676
Procter & Gamble Co.	76	6,214
Schlumberger Ltd.	36	2,618
Sempra Energy	37	3,860
Sirius XM Holdings Inc. (c) (e)	500	1,975
Starbucks Corp.	60	3,576
Tableau Software Inc. - Class A (c)	16	734
Tegna Inc.	50	1,175
Texas Instruments Inc.	34	1,964
Umpqua Holdings Corp.	97	1,538
Union Pacific Corp.	26	2,029
VeriSign Inc. (c) (e)	18	1,629
Verizon Communications Inc.	121	6,517
Visa Inc. - Class A	29	2,203
Waste Connections Inc.	48	3,068
Wells Fargo & Co.	48	2,341
Wynn Resorts Ltd.	16	1,504
		179,946
Total Common Stocks (cost $364,792)		400,674

PREFERRED STOCKS - 2.3%
BRAZIL - 0.9%
Vale SA	1,306	4,139

SOUTH KOREA - 0.3%
Hyundai Motor Co.	15	1,353

UNITED STATES OF AMERICA - 1.1%
American Tower Corp., 5.50%, 02/15/18	49	5,044
Total Preferred Stocks (cost $17,002)		10,536

SHORT TERM INVESTMENTS - 9.2%
Investment Company - 8.9%
JNL Money Market Fund, 0.29% (a) (h)	40,445	40,445

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	1,293	1,293
Total Short Term Investments (cost $41,738)		41,738
Total Investments - 99.5% (cost $423,532)		452,948
Other Assets and Liabilities, Net - 0.5%		2,334
Total Net Assets - 100.0%		$455,282

JNL/Causeway International Value Select Fund

COMMON STOCKS - 92.7%
AUSTRALIA - 1.1%
Westfield Corp.	1,031	$7,896

BELGIUM - 0.7%
KBC Groep NV	104	5,344

CANADA - 0.7%
Imperial Oil Ltd. (e)	144	4,794

CHINA - 6.1%
China Merchants Holdings International Co. Ltd.	2,586	7,688
China Mobile Ltd.	1,800	19,929
CNOOC Ltd.	15,084	17,604
		45,221
FRANCE - 13.1%
BNP Paribas SA	283	14,233
Engie SA	1,097	16,998
Legrand SA	215	12,005
Sanofi SA	177	14,241
Schneider Electric SE	282	17,785
Total SA	502	22,832
		98,094
GERMANY - 5.1%
Bayer AG	81	9,475
Linde AG	97	14,124
SAP SE	176	14,193
		37,792
IRELAND - 0.5%
Ryanair Holdings Plc - ADR	46	3,922

JAPAN - 12.6%
East Japan Railway Co.	233	20,073
Hitachi Ltd.	3,790	17,763
Japan Airlines Co. Ltd.	351	12,868
KDDI Corp.	957	25,541
Shin-Etsu Chemical Co. Ltd.	5	269
Sumitomo Mitsui Financial Group Inc. (e)	436	13,239
Toyota Motor Corp.	85	4,497
		94,250
NETHERLANDS - 9.9%
Akzo Nobel NV	418	28,488
ING Groep NV - CVA	545	6,517
Relx NV	1,463	25,500
Royal Dutch Shell Plc - Class B	544	13,230
		73,735
SOUTH KOREA - 6.1%
KT&G Corp.	107	10,304
Samsung Electronics Co. Ltd.	15	17,710
SK Telecom Co. Ltd.	97	17,607
		45,621
SPAIN - 1.3%
CaixaBank SA	3,346	9,863

SWITZERLAND - 12.0%
Cie Financiere Richemont SA	146	9,659
Clariant AG (c)	469	8,483
Givaudan SA	1	2,658
Novartis AG	271	19,619
Roche Holding AG	79	19,338
UBS Group AG	865	13,921
Zurich Insurance Group AG	70	16,202
		89,880
UNITED KINGDOM - 23.5%
Aviva Plc	3,233	21,110
Barclays Plc	6,624	14,218
British American Tobacco Plc	434	25,382
Carnival Plc	317	17,001
Diageo Plc	474	12,787
GlaxoSmithKline Plc	761	15,399
HSBC Holdings Plc	2,091	13,007
International Consolidated Airlines Group SA	493	3,908
Lloyds Banking Group Plc	16,448	16,020
Marks & Spencer Group Plc	70	406
SSE Plc	1,059	22,669
Vodafone Group Plc	4,393	13,960
		175,867
Total Common Stocks (cost $736,165)		692,279

PREFERRED STOCKS - 3.2%
GERMANY - 3.2%
Volkswagen AG	190	24,104
Total Preferred Stocks (cost $27,479)		24,104

SHORT TERM INVESTMENTS - 3.4%
Investment Company - 3.1%
JNL Money Market Fund, 0.29% (a) (h)	23,136	23,136
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	2,572	2,572
Total Short Term Investments (cost $25,708)		25,708
Total Investments - 99.3% (cost $789,352)		742,091
Other Assets and Liabilities, Net - 0.7%		5,082
Total Net Assets - 100.0%		$747,173

JNL/DFA U.S. Core Equity Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 16.9%
1-800-Flowers.com Inc. - Class A (c)	2	$19
Aaron’s Inc.	6	156
Abercrombie & Fitch Co. - Class A (e)	6	173
Advance Auto Parts Inc.	3	548
AH Belo Corp. - Class A	3	13
Amazon.com Inc. (c)	14	8,281
AMC Entertainment Holdings Inc. - Class A	2	48
AMC Networks Inc. - Class A (c)	3	172
America’s Car-Mart Inc. (c) (e)	1	24
American Axle & Manufacturing Holdings Inc. (c)	8	119

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
American Eagle Outfitters Inc. (e)	20	339
American Public Education Inc. (c)	1	27
Apollo Education Group Inc. - Class A (c)	9	77
ARAMARK Corp.	10	332
Arctic Cat Inc. (e)	1	15
Asbury Automotive Group Inc. (c) (e)	3	175
Ascena Retail Group Inc. (c)	17	187
Ascent Capital Group Inc. - Class A (c) (e)	1	13
Autoliv Inc. (e)	4	458
AutoNation Inc. (c) (e)	9	426
AutoZone Inc. (c)	1	637
Barnes & Noble Education Inc. (c)	5	49
Barnes & Noble Inc.	6	74
Bassett Furniture Industries Inc.	1	16
Bed Bath & Beyond Inc. (c) (e)	11	539
Belmond Ltd. - Class A (c)	8	79
Best Buy Co. Inc.	27	887
Big 5 Sporting Goods Corp. (e)	2	27
Big Lots Inc.	5	238
Biglari Holdings Inc. (c)	—	42
BJ’s Restaurants Inc. (c)	2	90
Bloomin’ Brands Inc.	13	218
Blue Nile Inc.	1	26
Bob Evans Farms Inc.	2	90
BorgWarner Inc.	14	557
Bravo Brio Restaurant Group Inc. (c)	1	8
Bridgepoint Education Inc. (c) (e)	4	44
Bright Horizons Family Solutions Inc. (c)	6	376
Brinker International Inc. (e)	4	202
Brunswick Corp.	6	304
Buckle Inc. (e)	1	46
Buffalo Wild Wings Inc. (c) (e)	2	249
Build-A-Bear Workshop Inc. (c)	1	17
Burlington Stores Inc. (c)	5	285
Cabela’s Inc. - Class A (c) (e)	6	308
Cable One Inc.	—	207
Cablevision Systems Corp. - Class A	16	537
CalAtlantic Group Inc.	7	233
Caleres Inc.	4	107
Callaway Golf Co.	6	57
Capella Education Co.	1	55
Career Education Corp. (c)	7	31
Carmax Inc. (c) (e)	11	576
Carmike Cinemas Inc. (c)	2	63
Carnival Corp.	10	550
Carriage Services Inc.	1	29
Carrol’s Restaurant Group Inc. (c)	4	57
Carter’s Inc.	3	335
Cato Corp. - Class A	2	89
Cavco Industries Inc. (c)	1	47
CBS Corp. - Class A	—	12
CBS Corp. - Class B	12	670
Century Communities Inc. (c) (e)	1	10
Charles & Colvard Ltd. (c) (e)	2	2
Charter Communications Inc. - Class A (c) (e)	2	451
Cheesecake Factory Inc.	5	270
Cherokee Inc. (c) (e)	1	12
Chico’s FAS Inc.	10	133
Childrens Place Retail Stores Inc.	2	133
Chipotle Mexican Grill Inc. (c)	1	471
Choice Hotels International Inc.	4	242
Christopher & Banks Corp. (c)	1	3
Churchill Downs Inc.	1	92
Chuy’s Holdings Inc. (c) (e)	1	41
Cinemark Holdings Inc.	10	369
Citi Trends Inc.	1	23
Clear Channel Outdoor Holdings Inc.	2	8
ClubCorp Holdings Inc.	4	60
Coach Inc.	10	415
Collectors Universe Inc. (e)	—	5
Columbia Sportswear Co. (e)	5	298
Comcast Corp. - Class A	100	6,085
Conn’s Inc. (c) (e)	2	30
Cooper Tire & Rubber Co.	6	214
Cooper-Standard Holding Inc. (c)	1	107
Core-Mark Holding Co. Inc.	2	140
Cracker Barrel Old Country Store Inc. (e)	3	428
Crocs Inc. (c)	6	55
Crown Media Holdings Inc. - Class A (c)	9	45
CSS Industries Inc.	—	11
CST Brands Inc.	7	285
Culp Inc.	1	24
Cumulus Media Inc. - Class A (c) (e)	16	7
D.R. Horton Inc.	19	562
Dana Holding Corp.	17	240
Darden Restaurants Inc.	8	546
Dave & Buster’s Entertainment Inc. (c)	2	79
Deckers Outdoor Corp. (c) (e)	2	148
Del Frisco’s Restaurant Group Inc. (c) (e)	1	23
Delphi Automotive Plc	9	660
Denny’s Corp. (c) (e)	7	71
Destination Maternity Corp.	1	6
Destination XL Group Inc. (c)	3	15
DeVry Education Group Inc. (e)	5	89
Diamond Resorts International Inc. (c) (e)	5	132
Dick’s Sporting Goods Inc.	7	338
Dillard’s Inc. - Class A (e)	4	317
DineEquity Inc.	2	187
Discovery Communications Inc. - Class A (c) (e)	7	212
Discovery Communications Inc. - Class C (c)	17	453
DISH Network Corp. - Class A (c)	7	305
Dixie Group Inc. - Class A (c)	—	1
Dollar General Corp.	8	682
Dollar Tree Inc. (c) (e)	8	638
Domino’s Pizza Inc.	3	330
Dorman Products Inc. (c) (e)	2	125
DreamWorks Animation SKG Inc. - Class A (c) (e)	6	146
Drew Industries Inc.	2	138
DSW Inc. - Class A (e)	7	194
Dunkin’ Brands Group Inc.	6	288
Entercom Communications Corp. - Class A (c)	3	29
Entravision Communications Corp. - Class A (e)	6	41
Escalade Inc.	1	11
Ethan Allen Interiors Inc.	2	76
EW Scripps Co. - Class A (e)	5	74
Expedia Inc.	4	451
Express Inc. (c)	8	167
Famous Dave’s Of America Inc. (c) (e)	1	3
Federal-Mogul Corp. (c) (e)	7	67
Fiesta Restaurant Group Inc. (c) (e)	2	57
Finish Line Inc. - Class A (e)	4	87
Five Below Inc. (c)	3	141
Flexsteel Industries Inc.	1	23
Foot Locker Inc.	8	510
Ford Motor Co.	151	2,037
Fossil Group Inc. (c) (e)	5	231
Fox Factory Holding Corp. (c)	2	38
Francesca’s Holdings Corp. (c)	4	71
Fred’s Inc. - Class A	3	42
FTD Cos. Inc. (c)	2	54
Fuel Systems Solutions Inc. (c)	1	5
G-III Apparel Group Ltd. (c)	3	150
Gaiam Inc. - Class A (c)	—	1

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GameStop Corp. - Class A	11	342
Gannett Co. Inc.	10	152
Gap Inc. (e)	16	475
Garmin Ltd.	9	342
General Motors Co.	46	1,457
Genesco Inc. (c)	2	137
Gentex Corp.	27	416
Gentherm Inc. (c)	3	141
Genuine Parts Co.	7	733
GNC Holdings Inc. - Class A	9	289
Goodyear Tire & Rubber Co.	21	701
GoPro Inc. - Class A (c) (e)	8	95
Graham Holdings Co.	—	144
Grand Canyon Education Inc. (c) (e)	4	184
Gray Television Inc. (c)	6	68
Green Brick Partners Inc. (c)	1	5
Group 1 Automotive Inc.	2	130
Groupon Inc. - Class A (c) (e)	21	84
Guess Inc.	7	135
H&R Block Inc. (e)	11	280
HanesBrands Inc.	15	412
Harley-Davidson Inc. (e)	10	530
Harman International Industries Inc.	5	445
Harte-Hanks Inc.	4	11
Hasbro Inc.	5	372
Haverty Furniture Cos. Inc.	2	33
Helen of Troy Ltd. (c)	2	232
hhgregg Inc. (c) (e)	1	2
Hibbett Sports Inc. (c) (e)	2	67
Hilton Worldwide Holdings Inc.	10	226
Home Depot Inc.	44	5,869
Hooker Furniture Corp. (e)	1	25
Horizon Global Corp. (c)	1	14
Houghton Mifflin Harcourt Co. (c) (e)	10	190
HSN Inc.	3	182
Hyatt Hotels Corp. - Class A (c) (e)	1	48
Iconix Brand Group Inc. (c) (e)	2	18
Ignite Restaurant Group Inc. (c) (e)	1	3
Installed Building Products Inc. (c)	2	56
International Game Technology Plc	5	83
International Speedway Corp. - Class A	2	91
Interpublic Group of Cos. Inc.	16	367
Interval Leisure Group Inc. (e)	4	62
Intrawest Resorts Holdings Inc. (c)	—	2
iRobot Corp. (c) (e)	1	28
Isle of Capri Casinos Inc. (c)	1	15
J.C. Penney Co. Inc. (c) (e)	20	226
Jack in the Box Inc.	2	157
Jamba Inc. (c) (e)	1	7
John Wiley & Sons Inc. - Class A	5	226
John Wiley & Sons Inc. - Class B (e)	—	5
Johnson Controls Inc.	18	697
Journal Media Group Inc.	1	16
K12 Inc. (c)	4	37
Kate Spade & Co. (c)	7	180
KB Home (e)	4	50
Kirkland’s Inc.	2	26
Kohl’s Corp.	17	810
Kona Grill Inc. (c) (e)	1	12
Krispy Kreme Doughnuts Inc. (c)	4	64
L Brands Inc.	5	441
La Quinta Holdings Inc. (c) (e)	10	123
La-Z-Boy Inc.	5	126
Lakeland Industries Inc. (c) (e)	—	2
Lands’ End Inc. (c)	2	38
Las Vegas Sands Corp.	12	624
Lear Corp.	4	483
Leggett & Platt Inc.	6	288
Lennar Corp. - Class A	9	442
Lennar Corp. - Class B	1	23
LGI Homes Inc. (c) (e)	—	3
Libbey Inc.	2	44
Liberty Broadband Corp. - Class A (c)	1	53
Liberty Broadband Corp. - Class C (c)	3	195
Liberty Interactive Corp. QVC Group - Class A (c)	24	615
Liberty Media Corp. - Class A (c)	4	139
Liberty Media Corp. - Class C (c)	7	259
Liberty Tax Inc. - Class A	1	18
Liberty TripAdvisor Holdings Inc. - Class A (c)	6	143
Liberty Ventures - Class A (c)	11	414
Lifetime Brands Inc.	1	17
Lions Gate Entertainment Corp. (e)	5	108
Lithia Motors Inc. - Class A (e)	2	206
Live Nation Inc. (c)	15	334
LKQ Corp. (c)	17	532
Lowe’s Cos. Inc.	31	2,363
Luby’s Inc. (c)	1	6
Lululemon Athletica Inc. (c) (e)	5	306
Lumber Liquidators Holdings Inc. (c) (e)	1	13
M/I Homes Inc. (c)	2	41
Macy’s Inc.	11	505
Madison Square Garden Co. - Class A (c)	1	242
Malibu Boats Inc. - Class A (c)	—	4
Marcus Corp.	1	17
Marine Products Corp. (e)	1	9
MarineMax Inc. (c) (e)	2	44
Marriott International Inc. - Class A (e)	6	456
Marriott Vacations Worldwide Corp.	2	164
Mattel Inc.	13	434
Mattress Firm Holding Corp. (c) (e)	1	48
McClatchy Co. - Class A (c)	6	7
McDonald’s Corp.	31	3,877
MDC Holdings Inc. (e)	4	103
Media General Inc. (c) (e)	2	32
Meredith Corp.	3	159
Meritage Homes Corp. (c) (e)	3	115
MGM Resorts International (c)	27	581
Michael Kors Holdings Ltd. (c)	9	536
Michaels Cos. Inc. (c)	9	258
Modine Manufacturing Co. (c)	4	49
Mohawk Industries Inc. (c)	4	719
Monarch Casino & Resort Inc. (c)	1	14
Monro Muffler Brake Inc. (e)	3	186
Motorcar Parts of America Inc. (c) (e)	1	45
Movado Group Inc. (e)	1	30
MSG Networks Inc. - Class A (c)	5	91
Murphy USA Inc. (c)	5	301
NACCO Industries Inc. - Class A	1	29
Nathan’s Famous Inc.	1	26
National CineMedia Inc.	5	84
Nautilus Inc. (c)	3	65
Netflix Inc. (c)	5	523
New Media Investment Group Inc. (e)	1	13
New York & Co. Inc. (c)	5	19
New York Times Co. - Class A	11	131
Newell Rubbermaid Inc. (e)	9	410
News Corp. - Class A	13	165
News Corp. - Class B (e)	6	81
Nexstar Broadcasting Group Inc. - Class A (e)	2	93
Nike Inc. - Class B	38	2,366
Nordstrom Inc. (e)	10	598
Norwegian Cruise Line Holdings Ltd. (c)	10	558
NutriSystem Inc.	2	35
NVR Inc. (c) (e)	—	520
O’Reilly Automotive Inc. (c)	4	1,143

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Office Depot Inc. (c)	40	285
Omnicom Group Inc.	11	874
Outerwall Inc. (e)	1	48
Overstock.com Inc. (c) (e)	1	7
Oxford Industries Inc.	1	97
Panera Bread Co. - Class A (c)	2	444
Papa John’s International Inc. (e)	3	158
Penn National Gaming Inc. (c)	4	65
Penske Auto Group Inc. (e)	8	319
Perry Ellis International Inc. (c)	1	22
Pier 1 Imports Inc.	6	44
Pinnacle Entertainment Inc. (c)	3	109
Polaris Industries Inc. (e)	3	278
Pool Corp.	3	254
Popeyes Louisiana Kitchen Inc. (c)	2	85
Priceline Group Inc. (c)	1	1,806
Pulte Homes Inc.	18	339
PVH Corp.	2	245
Ralph Lauren Corp. - Class A	4	385
RCI Hospitality Holdings Inc.	1	7
Reading International Inc. - Class A (c) (e)	1	14
Red Lion Hotels Corp. (c)	2	18
Red Robin Gourmet Burgers Inc. (c)	1	94
Regal Entertainment Group - Class A (e)	10	219
Regis Corp. (c)	4	61
Rent-A-Center Inc. (e)	4	69
Restoration Hardware Holdings Inc. (c) (e)	3	119
Rocky Brands Inc.	1	8
Ross Stores Inc.	13	737
Royal Caribbean Cruises Ltd.	11	878
Ruby Tuesday Inc. (c) (e)	5	26
Ruth’s Hospitality Group Inc.	4	71
Sally Beauty Holdings Inc. (c)	11	372
Scholastic Corp.	2	78
Scientific Games Corp. - Class A (c) (e)	3	30
Scripps Networks Interactive Inc. - Class A	4	260
Sears Hometown and Outlet Stores Inc. (c)	—	3
SeaWorld Entertainment Inc. (e)	9	200
Select Comfort Corp. (c)	5	101
Service Corp. International	21	524
ServiceMaster Global Holdings Inc. (c)	13	474
Shiloh Industries Inc. (c) (e)	1	4
Shoe Carnival Inc.	2	47
Shutterfly Inc. (c) (e)	2	111
Signet Jewelers Ltd.	4	462
Sinclair Broadcast Group Inc. - Class A (e)	7	226
Sirius XM Holdings Inc. (c) (e)	71	279
Six Flags Entertainment Corp.	6	344
Sizmek Inc. (c)	3	9
Skechers U.S.A. Inc. - Class A (c)	8	256
Skullcandy Inc. (c)	2	5
Smith & Wesson Holding Corp. (c) (e)	6	159
Sonic Automotive Inc. - Class A	4	81
Sonic Corp. (e)	4	138
Sotheby’s (e)	5	139
Spartan Motors Inc.	2	6
Speedway Motorsports Inc.	3	62
Sportsman’s Warehouse Holdings Inc. (c) (e)	1	14
Stage Stores Inc. (e)	3	23
Standard Motor Products Inc. (e)	2	76
Staples Inc.	19	211
Starbucks Corp.	50	3,013
Starwood Hotels & Resorts Worldwide Inc.	7	621
Starz - Class A (c) (e)	6	162
Stein Mart Inc. (e)	4	31
Steven Madden Ltd. (c)	4	164
Stoneridge Inc. (c)	3	45
Strattec Security Corp. (e)	—	13
Strayer Education Inc. (c)	1	58
Sturm Ruger & Co. Inc. (e)	1	82
Superior Industries International Inc.	2	41
Superior Uniform Group Inc.	1	18
Tailored Brands Inc. (e)	4	64
Target Corp.	19	1,583
Taylor Morrison Home Corp. - Class A (c)	2	23
Tegna Inc.	19	435
Tempur Sealy International Inc. (c)	7	421
Tenneco Inc. (c)	7	339
Tesla Motors Inc. (c) (e)	1	226
Texas Roadhouse Inc.	6	240
Thor Industries Inc.	5	307
Tiffany & Co. (e)	6	411
Tile Shop Holdings Inc. (c) (e)	—	3
Tilly’s Inc. - Class A (c)	1	7
Time Inc.	8	130
Time Warner Cable Inc.	8	1,610
Time Warner Inc.	26	1,880
TJX Cos. Inc.	22	1,721
Toll Brothers Inc. (c)	11	323
TopBuild Corp. (c)	2	53
Tower International Inc.	2	60
Tractor Supply Co.	6	538
TRI Pointe Homes Inc. (c)	12	146
TripAdvisor Inc. (c)	4	259
Tuesday Morning Corp. (c)	1	10
Tumi Holdings Inc. (c)	5	139
Tupperware Brands Corp. (e)	3	190
Twenty-First Century Fox Inc. - Class A	33	913
Twenty-First Century Fox Inc. - Class B	12	345
Ulta Salon Cosmetics & Fragrance Inc. (c)	2	469
Under Armour Inc. - Class A (c) (e)	5	435
Unifi Inc. (c)	—	9
Universal Electronics Inc. (c) (e)	1	56
Universal Technical Institute Inc.	2	7
Urban Outfitters Inc. (c)	11	367
Vail Resorts Inc.	4	477
Vera Bradley Inc. (c) (e)	3	63
VF Corp.	7	457
Viacom Inc. - Class A	1	31
Viacom Inc. - Class B	16	641
Vince Holding Corp. (c) (p) (q)	1	8
Vista Outdoor Inc. (c)	5	263
Visteon Corp.	3	251
Vitamin Shoppe Inc. (c) (e)	2	66
VOXX International Corp. - Class A (c)	2	9
Walt Disney Co.	44	4,387
Wayfair Inc. - Class A (c) (e)	1	48
WCI Communities Inc. (c)	—	3
Weight Watchers International Inc. (c) (e)	1	15
Wendy’s Co.	28	308
West Marine Inc. (c)	2	19
Weyco Group Inc. (e)	1	25
Whirlpool Corp.	5	896
William Lyon Homes - Class A (c) (e)	2	28
Williams-Sonoma Inc.	4	217
Winmark Corp.	—	24
Winnebago Industries Inc. (e)	2	47
Wolverine World Wide Inc.	9	163
Wyndham Worldwide Corp.	8	576
Wynn Resorts Ltd. (e)	2	196
Yum! Brands Inc.	13	1,077
Zagg Inc. (c) (e)	2	20
Zumiez Inc. (c) (e)	2	39
		126,115

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CONSUMER STAPLES - 8.8%
Alico Inc. (e)	1	23
Alliance One International Inc. (c)	1	10
Altria Group Inc.	62	3,878
Andersons Inc. (e)	3	80
Archer-Daniels-Midland Co.	14	494
Avon Products Inc.	12	57
B&G Foods Inc.	5	188
Boston Beer Co. Inc. - Class A (c)	1	185
Brown-Forman Corp. - Class A (e)	1	153
Brown-Forman Corp. - Class B	4	437
Bunge Ltd.	9	529
Cal-Maine Foods Inc. (e)	5	256
Calavo Growers Inc.	1	57
Campbell Soup Co.	13	843
Casey’s General Stores Inc.	4	469
Central Garden & Pet Co. (c)	1	8
Central Garden & Pet Co. - Class A (c)	3	45
Chefs’ Warehouse Inc. (c)	2	35
Church & Dwight Co. Inc.	5	426
Clorox Co.	6	703
Coca-Cola Bottling Co. (e)	1	108
Coca-Cola Co.	120	5,579
Coca-Cola Enterprises Inc.	14	724
Colgate-Palmolive Co.	26	1,850
ConAgra Foods Inc.	7	304
Constellation Brands Inc. - Class A	5	796
Constellation Brands Inc. - Class B	—	2
Costco Wholesale Corp.	12	1,879
Coty Inc. - Class A (e)	4	98
Craft Brewers Alliance Inc. (c) (e)	1	7
CVS Health Corp.	34	3,567
Darling Ingredients Inc. (c)	11	143
Dean Foods Co. (e)	7	121
Dr. Pepper Snapple Group Inc.	7	641
Edgewell Personal Care Co.	4	307
Energizer Holdings Inc.	5	189
Estee Lauder Cos. Inc. - Class A	7	632
Farmer Bros. Co. (c) (e)	1	27
Flowers Foods Inc.	17	315
Fresh Del Monte Produce Inc. (e)	5	190
General Mills Inc.	19	1,183
Hain Celestial Group Inc. (c)	5	221
Herbalife Ltd. (c) (e)	7	426
Hershey Co.	4	388
Hormel Foods Corp.	11	492
HRG Group Inc. (c) (e)	10	144
Ingles Markets Inc. - Class A	1	52
Ingredion Inc.	7	701
Inter Parfums Inc. (e)	2	68
Inventure Foods Inc. (c) (e)	1	6
J&J Snack Foods Corp.	1	141
JM Smucker Co.	6	817
John B. Sanfilippo & Son Inc.	1	48
Kellogg Co.	8	625
Kimberly-Clark Corp.	11	1,470
Kraft Heinz Foods Co.	11	828
Kroger Co.	29	1,115
Lancaster Colony Corp.	3	297
Landec Corp. (c)	2	20
Limoneira Co. (e)	1	16
Mannatech Inc. (c)	—	7
McCormick & Co. Inc.	5	468
Mead Johnson Nutrition Co.	8	720
Medifast Inc. (e)	1	36
MGP Ingredients Inc.	1	34
Molson Coors Brewing Co. - Class B	5	484
Mondelez International Inc. - Class A	49	1,958
Monster Beverage Corp. (c)	3	407
National Beverage Corp. (c)	2	76
Natural Grocers by Vitamin Cottage Inc. (c) (e)	—	7
Natural Health Trends Corp. (e)	—	5
Nature’s Sunshine Products Inc. (e)	1	7
Nu Skin Enterprises Inc. - Class A (e)	5	178
Nutraceutical International Corp. (c)	1	26
Oil-Dri Corp. of America	—	14
Omega Protein Corp. (c) (e)	2	31
Orchids Paper Products Co. (e)	1	15
PepsiCo Inc.	47	4,792
Philip Morris International Inc.	36	3,554
Pilgrim’s Pride Corp. (c) (e)	8	196
Pinnacle Foods Inc.	8	340
Post Holdings Inc. (c)	5	361
PriceSmart Inc.	2	193
Primo Water Corp. (c)	1	13
Procter & Gamble Co.	61	5,037
Revlon Inc. - Class A (c)	3	111
Reynolds American Inc.	24	1,190
Rite Aid Corp. (c)	36	294
Sanderson Farms Inc. (e)	2	187
Seneca Foods Corp. - Class A (c)	1	24
Snyders-Lance Inc. (e)	8	237
SpartanNash Co.	3	88
Spectrum Brands Holdings Inc.	4	386
Sprouts Farmers Market Inc. (c)	12	341
SUPERVALU Inc. (c)	19	110
Sysco Corp.	14	673
The Fresh Market Inc. (c) (e)	2	43
Tootsie Roll Industries Inc. (e)	2	63
TreeHouse Foods Inc. (c)	4	343
Tyson Foods Inc. - Class A	14	960
United Natural Foods Inc. (c)	4	167
Universal Corp. (e)	1	63
USANA Health Sciences Inc. (c) (e)	1	61
Vector Group Ltd. (e)	10	221
Village Super Market Inc. - Class A (e)	1	24
Wal-Mart Stores Inc.	44	2,989
Walgreens Boots Alliance Inc.	20	1,650
WD-40 Co.	1	93
Weis Markets Inc.	2	96
WhiteWave Foods Co. (c)	6	262
Whole Foods Market Inc.	15	479
		65,527
ENERGY - 5.8%
Abraxas Petroleum Corp. (c) (e)	4	4
Adams Resources & Energy Inc.	—	10
Alon USA Energy Inc. (e)	6	58
Anadarko Petroleum Corp.	8	368
Antero Resources Corp. (c)	4	93
Apache Corp.	10	491
Archrock Inc.	6	46
Atwood Oceanics Inc. (e)	6	52
Baker Hughes Inc.	9	377
Basic Energy Services Inc. (c) (e)	4	11
Bill Barrett Corp. (c) (e)	3	18
Bonanza Creek Energy Inc. (c)	4	7
Bristow Group Inc.	2	28
C&J Energy Services Ltd. (c) (e)	4	5
Cabot Oil & Gas Corp.	16	362
California Resources Corp. (e)	19	19
Callon Petroleum Co. (c)	6	53
Cameron International Corp. (c)	11	736
CARBO Ceramics Inc. (e)	1	17
Carrizo Oil & Gas Inc. (c) (e)	4	133

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Cheniere Energy Inc. (c) (e)	7	243
Chesapeake Energy Corp. (e)	25	104
Chevron Corp.	31	2,986
Cimarex Energy Co.	3	322
Clayton Williams Energy Inc. (c) (e)	1	12
Cloud Peak Energy Inc. (c) (e)	5	10
Cobalt International Energy Inc. (c) (e)	27	79
Columbia Pipeline Group Inc.	10	250
Concho Resources Inc. (c)	5	455
ConocoPhillips Co.	26	1,034
CONSOL Energy Inc. (e)	6	70
Contango Oil & Gas Co. (c) (e)	1	13
Continental Resources Inc. (c) (e)	10	294
Core Laboratories NV (e)	3	360
CVR Energy Inc. (e)	4	99
Dawson Geophysical Co. (c)	—	1
Delek US Holdings Inc.	5	83
Denbury Resources Inc. (e)	24	53
Devon Energy Corp.	11	290
DHT Holdings Inc. (e)	7	39
Diamond Offshore Drilling Inc.	9	201
Diamondback Energy Inc. (c)	3	258
Dorian LPG Ltd. (c)	2	19
Dril-Quip Inc. (c)	3	191
Energen Corp.	6	211
EnLink Midstream LLC (e)	6	72
Ensco Plc - Class A	6	62
EOG Resources Inc.	18	1,306
EP Energy Corp. - Class A (c) (e)	5	25
EQT Corp.	5	359
Era Group Inc. (c) (e)	2	15
Evolution Petroleum Corp.	1	4
Exterran Corp. (c)	3	45
Exxon Mobil Corp.	120	10,068
FMC Technologies Inc. (c)	19	511
Forum Energy Technologies Inc. (c)	7	90
GasLog Ltd. (e)	5	45
Gastar Exploration Inc. (c) (e)	6	7
Geospace Technologies Corp. (c) (e)	1	9
Green Plains Inc. (e)	3	46
Gulf Island Fabrication Inc.	1	7
Gulfmark Offshore Inc. - Class A (c) (e)	2	13
Gulfport Energy Corp. (c)	7	189
Halliburton Co.	16	564
Helix Energy Solutions Group Inc. (c)	10	54
Helmerich & Payne Inc. (e)	7	393
Hess Corp.	9	451
HKN Inc. (c)	—	—
HollyFrontier Corp.	10	340
Hornbeck Offshore Services Inc. (c) (e)	2	23
ION Geophysical Corp. (c) (e)	1	6
Jones Energy Inc. - Class A (c) (e)	1	4
Kinder Morgan Inc.	35	625
Kosmos Energy Ltd. (c)	20	116
Laredo Petroleum Holdings Inc. (c) (e)	12	94
Marathon Oil Corp. (e)	20	217
Marathon Petroleum Corp.	23	858
Matador Resources Co. (c) (e)	6	116
Matrix Service Co. (c) (e)	2	34
McDermott International Inc. (c) (e)	4	16
Memorial Resource Development Corp. (c)	22	221
Mitcham Industries Inc. (c)	1	2
Murphy Oil Corp. (e)	10	243
Nabors Industries Ltd.	23	214
National Oilwell Varco Inc. (e)	9	295
Natural Gas Services Group Inc. (c) (e)	1	19
Newfield Exploration Co. (c)	11	361
Newpark Resources Inc. (c)	7	31
Noble Corp. Plc (e)	17	174
Noble Energy Inc.	13	406
Northern Oil and Gas Inc. (c) (e)	4	18
Oasis Petroleum Inc. (c) (e)	10	73
Occidental Petroleum Corp.	18	1,222
Oceaneering International Inc.	9	311
Oil States International Inc. (c)	4	139
Oneok Inc. (e)	10	302
Pacific Drilling SA (c)	2	1
Panhandle Oil and Gas Inc. - Class A (e)	2	27
Par Pacific Holdings Inc. (c) (e)	1	26
Parker Drilling Co. (c)	10	21
Parsley Energy Inc. - Class A (c)	7	165
Patterson-UTI Energy Inc.	13	231
PBF Energy Inc. - Class A	8	266
PDC Energy Inc. (c) (e)	3	197
Peabody Energy Corp. (e)	1	3
PetroQuest Energy Inc. (c)	4	3
PHI Inc. (c)	1	21
PHI Inc. (c) (e)	—	2
Phillips 66	17	1,459
Pioneer Energy Services Corp. (c)	2	5
Pioneer Natural Resources Co.	3	467
QEP Resources Inc.	13	190
Range Resources Corp.	8	274
Renewable Energy Group Inc. (c)	4	34
Rice Energy Inc. (c) (e)	6	86
RigNet Inc. (c) (e)	1	11
Ring Energy Inc. (c) (e)	1	6
Rowan Cos. Plc - Class A	9	143
RPC Inc. (e)	14	205
RSP Permian Inc. (c) (e)	7	201
Schlumberger Ltd.	33	2,437
Scorpio Tankers Inc.	16	93
SEACOR Holdings Inc. (c) (e)	2	86
SemGroup Corp. - Class A	3	65
Ship Finance International Ltd. (e)	5	69
SM Energy Co. (e)	7	127
Southwestern Energy Co. (c) (e)	17	141
Spectra Energy Corp.	16	488
Stone Energy Corp. (c) (e)	5	4
Superior Energy Services Inc.	13	170
Synergy Resources Corp. (c) (e)	7	55
Targa Resources Corp.	6	170
Teekay Corp. (e)	7	64
Teekay Tankers Ltd. (e)	4	13
Tesco Corp.	3	28
Tesoro Corp.	12	995
Tetra Technologies Inc. (c)	8	50
Tidewater Inc. (e)	4	26
Transocean Ltd. (e)	25	229
Triangle Petroleum Corp. (c) (e)	6	3
Ultra Petroleum Corp. (c) (e)	8	4
Unit Corp. (c)	3	30
US Silica Holdings Inc. (e)	3	73
VAALCO Energy Inc. (c)	5	5
Valero Energy Corp.	18	1,138
W&T Offshore Inc. (c) (e)	5	12
Weatherford International Plc (c)	29	228
Western Refining Inc. (e)	11	316
Westmoreland Coal Co. (c) (e)	1	9
Whiting Petroleum Corp. (c) (e)	8	66
Willbros Group Inc. (c)	—	—
Williams Cos. Inc.	16	251
World Fuel Services Corp.	5	235
WPX Energy Inc. (c)	14	99
		43,203

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FINANCIALS - 13.1%
1st Source Corp.	2	69
A-Mark Precious Metals Inc.	—	8
Access National Corp. (e)	—	7
Affiliated Managers Group Inc. (c)	2	350
AFLAC Inc.	10	652
Alexander & Baldwin Inc.	5	166
Alleghany Corp. (c)	—	234
Allied World Assurance Co. Holdings Ltd.	6	212
Allstate Corp.	9	627
Ally Financial Inc. (c) (e)	30	566
Altisource Portfolio Solutions SA (c) (e)	1	33
Ambac Financial Group Inc. (c)	3	42
American Equity Investment Life Holding Co.	7	119
American Express Co.	35	2,125
American Financial Group Inc.	6	395
American International Group Inc.	19	1,036
American National Bankshares Inc.	1	16
American National Insurance Co. (e)	2	227
Ameriprise Financial Inc.	10	921
Ameris Bancorp	3	84
Amerisafe Inc.	1	74
AmTrust Financial Services Inc.	16	416
Aon Plc - Class A	8	794
Arch Capital Group Ltd. (c)	4	285
Argo Group International Holdings Ltd.	1	42
Arrow Financial Corp.	1	22
Arthur J Gallagher & Co.	8	375
Artisan Partners Asset Management Inc. - Class A	3	83
Aspen Insurance Holdings Ltd.	4	196
Associated Bancorp	10	187
Associated Capital Group Inc. - Class A (c)	1	18
Assurant Inc.	5	356
Assured Guaranty Ltd.	13	336
Astoria Financial Corp.	9	141
Atlantic Coast Financial Corp. (c)	1	5
Atlanticus Holdings Corp. (c)	1	2
Atlas Financial Holdings Inc. (c) (e)	1	18
AV Homes Inc. (c) (e)	1	7
Axis Capital Holdings Ltd.	4	236
Baldwin & Lyons Inc. - Class B	1	24
Banc of California Inc.	3	60
BancFirst Corp.	1	72
Bancorp Inc. (c)	2	14
BancorpSouth Inc.	8	176
Bank Mutual Corp.	4	33
Bank of America Corp.	171	2,317
Bank of Hawaii Corp.	4	259
Bank of Marin Bancorp	1	27
Bank of New York Mellon Corp.	20	743
Bank of the Ozarks Inc.	5	205
BankFinancial Corp.	2	25
BankUnited Inc.	8	259
Banner Corp.	2	82
Bar Harbor Bankshares	1	21
BB&T Corp.	12	406
BBCN Bancorp Inc.	7	103
Beneficial Bancorp Inc. (c) (e)	7	90
Berkshire Hathaway Inc. - Class B (c)	44	6,311
Berkshire Hills Bancorp Inc.	3	70
BGC Partners Inc. - Class A	22	202
BlackRock Inc.	2	688
Blue Hills Bancorp Inc.	1	11
BNC Bancorp	2	34
BofI Holding Inc. (c) (e)	5	105
BOK Financial Corp. (e)	3	190
Boston Private Financial Holdings Inc. (e)	7	83
Bridge Bancorp Inc. (e)	—	7
Brookline Bancorp Inc.	7	72
Brown & Brown Inc.	13	454
Bryn Mawr Bank Corp. (e)	1	38
BSB BanCorp Inc. (c)	1	14
C&F Financial Corp.	—	2
Calamos Asset Management Inc. - Class A	2	14
Camden National Corp.	1	33
Cape Bancorp Inc.	1	13
Capital Bank Financial Corp. - Class A	2	76
Capital City Bank Group Inc.	1	15
Capital One Financial Corp.	13	919
Capitol Federal Financial Inc. (e)	13	168
Cardinal Financial Corp.	3	51
Cascade Bancorp (c)	4	20
Cash America International Inc.	2	94
Cathay General Bancorp (e)	6	167
CBOE Holdings Inc.	6	363
CBRE Group Inc. - Class A (c)	19	537
CenterState Banks of Florida Inc.	4	56
Central Pacific Financial Corp.	3	59
Charles Schwab Corp.	19	535
Charter Financial Corp. (e)	1	16
Chemical Financial Corp.	3	118
Chubb Ltd.	7	871
Cincinnati Financial Corp.	5	343
CIT Group Inc. (e)	6	185
Citigroup Inc.	49	2,042
Citizens & Northern Corp. (e)	1	15
Citizens Financial Group Inc.	16	339
Citizens Inc. - Class A (c) (e)	4	27
City Holdings Co.	1	51
Clifton Bancorp Inc. (e)	2	30
CME Group Inc.	5	516
CNA Financial Corp.	2	48
CNB Financial Corp.	1	19
CNO Financial Group Inc.	12	206
CoBiz Financial Inc.	3	37
Codorus Valley Bancorp Inc.	—	5
Cohen & Steers Inc.	2	74
Columbia Banking System Inc. (e)	5	159
Comerica Inc.	6	218
Commerce Bancshares Inc.	8	365
Community Bank System Inc.	4	137
Community Trust Bancorp Inc. (e)	2	57
ConnectOne Bancorp Inc.	3	44
Consolidated-Tomoka Land Co. (e)	—	20
Consumer Portfolio Services Inc. (c)	2	9
Cowen Group Inc. - Class A (c) (e)	9	34
Crawford & Co. - Class B (e)	1	9
Credit Acceptance Corp. (c) (e)	1	260
CU Bancorp (c)	1	11
Cullen/Frost Bankers Inc. (e)	4	243
Customers Bancorp Inc. (c)	2	50
CVB Financial Corp.	8	136
Diamond Hill Investment Group Inc. (e)	—	49
Dime Community Bancshares Inc.	3	56
Discover Financial Services	16	836
Donegal Group Inc. - Class A	2	23
E*TRADE Financial Corp. (c)	9	228
Eagle Bancorp Inc. (c)	2	106
East West Bancorp Inc.	11	368
Eaton Vance Corp.	13	443
EMC Insurance Group Inc.	2	52
Emergent Capital Inc. (c) (e)	2	8
Employer Holdings Inc.	3	74
Encore Capital Group Inc. (c) (e)	2	61

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Endurance Specialty Holdings Ltd.	5	312
Enova International Inc. (c)	2	14
Enstar Group Ltd. (c)	1	180
Enterprise Financial Services Corp.	1	38
Erie Indemnity Co. - Class A	5	456
ESSA BanCorp Inc.	1	13
EverBank Financial Corp.	10	152
Evercore Partners Inc. - Class A	3	164
Everest Re Group Ltd.	2	408
EZCorp Inc. - Class A (c) (e)	4	12
FactSet Research Systems Inc.	2	345
Farmers Capital Bank Corp.	1	16
FBL Financial Group Inc. - Class A (e)	1	86
FCB Financial Holdings Inc. - Class A (c)	3	98
Federal Agricultural Mortgage Corp. - Class C	1	34
Federated Investors Inc. - Class B	10	276
Federated National Holding Co.	1	22
Fidelity & Guaranty Life	1	30
Fidelity Southern Corp. (e)	3	43
Fifth Third Bancorp	37	613
Financial Engines Inc. (e)	2	53
Financial Institutions Inc.	1	41
First American Financial Corp.	9	332
First Bancorp Inc. (e)	2	38
First Bancorp Inc.	1	13
First Bancorp Inc. (c)	15	44
First Busey Corp.	2	46
First Business Financial Services Inc.	1	21
First Cash Financial Services Inc. (e)	2	94
First Citizens BancShares Inc. - Class A (e)	1	189
First Commonwealth Financial Corp.	8	70
First Community Bancshares Inc.	2	34
First Connecticut Bancorp Inc.	1	19
First Defiance Financial Corp.	1	29
First Financial Bancorp (e)	6	106
First Financial Bankshares Inc. (e)	2	71
First Financial Corp.	1	33
First Financial Northwest Inc. (e)	1	13
First Horizon National Corp.	15	203
First Interstate BancSystem Inc. - Class A (e)	2	50
First Merchants Corp.	3	73
First Midwest Bancorp Inc.	7	117
First NBC Bank Holding Co. (c) (e)	2	31
First Niagara Financial Group Inc.	24	233
First of Long Island Corp.	1	15
First Republic Bank	7	479
FirstMerit Corp.	11	241
Flagstar Bancorp Inc. (c)	5	112
Flushing Financial Corp.	3	63
FNB Corp. (e)	15	199
FNF Group	7	247
Forestar Group Inc. (c) (e)	3	34
Fox Chase Bancorp Inc. (e)	1	16
Franklin Resources Inc.	12	484
Fulton Financial Corp.	15	204
Gain Capital Holdings Inc.	4	24
GAMCO Investors Inc.	1	24
Genworth Financial Inc. - Class A (c)	30	83
German American Bancorp Inc. (e)	1	34
Glacier Bancorp Inc.	5	132
Global Indemnity Plc (c)	1	31
Goldman Sachs Group Inc.	6	996
Great Southern Bancorp Inc.	1	53
Green Dot Corp. - Class A (c) (e)	4	97
Greenhill & Co. Inc.	3	56
Greenlight Capital Re Ltd. - Class A (c) (e)	3	55
Guaranty Bancorp	2	26
Hallmark Financial Services Inc. (c)	2	25
Hancock Holding Co.	7	151
Hanmi Financial Corp.	3	65
Hanover Insurance Group Inc.	3	311
Hartford Financial Services Group Inc.	12	570
HCI Group Inc. (e)	1	40
Heartland Financial USA Inc.	2	52
Hennessy Advisors Inc.	—	7
Heritage Commerce Corp.	3	26
Heritage Financial Corp.	2	44
Heritage Insurance Holdings Inc. (e)	2	33
HFF Inc. - Class A	2	63
Hilltop Holdings Inc. (c)	8	153
Home Bancshares Inc.	6	254
HomeStreet Inc. (c)	2	39
HomeTrust Bancshares Inc. (c)	1	22
Horace Mann Educators Corp.	3	101
Horizon BanCorp	1	15
Howard Hughes Corp. (c)	3	300
Huntington Bancshares Inc.	40	377
IberiaBank Corp. (e)	3	178
Independent Bank Corp.	2	101
Independent Bank Group Inc. (e)	1	18
Interactive Brokers Group Inc. (e)	6	252
Intercontinental Exchange Inc.	2	575
International Bancshares Corp.	6	145
INTL FCStone Inc. (c)	2	49
Invesco Ltd.	20	601
Investment Technology Group Inc.	3	69
Investors Bancorp Inc.	24	274
Janus Capital Group Inc.	12	181
Jones Lang LaSalle Inc.	3	315
JPMorgan Chase & Co.	85	5,052
KCG Holdings Inc. - Class A (c)	7	89
Kearny Financial Corp.	7	81
Kemper Corp.	4	128
Kennedy-Wilson Holdings Inc. (e)	7	161
KeyCorp (e)	26	282
Ladenburg Thalmann Financial Services Inc. (c) (e)	10	25
Lakeland Bancorp Inc.	3	28
Lakeland Financial Corp.	1	54
LegacyTexas Financial Group Inc.	4	73
Legg Mason Inc.	7	248
LendingTree Inc. (c) (e)	—	36
Leucadia National Corp.	12	190
Lincoln National Corp.	8	317
Loews Corp.	11	418
LPL Financial Holdings Inc. (e)	9	213
M&T Bank Corp.	3	307
Macatawa Bank Corp.	1	4
Maiden Holdings Ltd. (e)	6	78
MainSource Financial Group Inc.	2	37
Manning & Napier Inc. - Class A (e)	1	9
Marcus & Millichap Inc. (c)	2	59
Markel Corp. (c)	1	448
MarketAxess Holdings Inc.	2	275
Marlin Business Services Inc.	1	14
Marsh & McLennan Cos. Inc.	15	906
MB Financial Inc.	6	189
MBIA Inc. (c) (e)	14	124
MBT Financial Corp.	1	8
McGraw-Hill Financial Inc.	9	878
Mercantile Bank Corp.	1	33
Merchants Bancshares Inc.	—	4
Mercury General Corp.	4	221
Meridian Bancorp Inc. (e)	5	66
Meta Financial Group Inc.	1	34
MetLife Inc.	16	685

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MGIC Investment Corp. (c) (e)	10	77
Midsouth Bancorp Inc. (e)	1	4
MidWestOne Financial Group Inc.	1	18
Moelis & Co. - Class A	1	33
Moody’s Corp.	4	394
Morgan Stanley	21	525
Morningstar Inc.	4	369
MSCI Inc.	4	277
NASDAQ Inc.	5	314
National Bank Holdings Corp. - Class A	3	59
National Bankshares Inc. (e)	—	2
National General Holdings Corp.	5	118
National Interstate Corp.	2	47
National Penn Bancshares Inc.	12	126
National Western Life Group Inc. - Class A (e)	—	57
Nationstar Mortgage Holdings Inc. (c) (e)	2	24
Navient Corp.	24	289
Navigators Group Inc. (c)	1	94
NBT Bancorp Inc.	4	103
Nelnet Inc. - Class A	3	111
New York Community Bancorp Inc.	15	232
NewStar Financial Inc. (c) (e)	3	30
Nicholas Financial Inc. (c)	1	6
NMI Holdings Inc. - Class A (c) (e)	2	9
Northern Trust Corp.	11	739
Northfield Bancorp Inc. (e)	5	76
Northrim BanCorp Inc.	—	10
NorthStar Asset Management Group Inc.	8	93
Northwest Bancshares Inc.	9	124
OceanFirst Financial Corp. (e)	1	26
Ocwen Financial Corp. (c)	4	9
OFG Bancorp (e)	4	29
Old National Bancorp	10	117
Old Republic International Corp.	18	327
Old Second Bancorp Inc. (c)	1	5
OneBeacon Insurance Group Ltd. - Class A	2	27
OneMain Holdings Inc. (c) (e)	7	185
Oppenheimer Holdings Inc. - Class A (e)	1	17
Opus Bank	2	71
Oritani Financial Corp.	4	65
Pacific Continental Corp.	2	26
Pacific Premier Bancorp Inc. (c)	2	32
PacWest Bancorp	8	301
Park National Corp. (e)	1	45
Park Sterling Corp.	4	27
Peapack Gladstone Financial Corp.	1	16
Penns Woods Bancorp Inc.	—	9
PennyMac Financial Services Inc. - Class A (c)	2	24
People’s United Financial Inc. (e)	21	341
Peoples Bancorp Inc. (e)	2	32
Peoples Financial Services Corp. (e)	—	8
PHH Corp. (c) (e)	4	47
Pico Holdings Inc. (c) (e)	2	16
Pinnacle Financial Partners Inc.	3	153
Piper Jaffray Cos. (c)	1	45
PNC Financial Services Group Inc.	12	1,040
Popular Inc.	7	203
PRA Group Inc. (c) (e)	4	126
Preferred Bank	1	36
Primerica Inc. (e)	5	218
Principal Financial Group Inc.	14	561
PrivateBancorp Inc.	7	256
ProAssurance Corp.	5	238
Progressive Corp.	31	1,104
Prosperity Bancshares Inc.	5	220
Provident Financial Holdings Inc.	—	7
Provident Financial Services Inc.	5	109
Prudential Bancorp Inc.	—	4
Prudential Financial Inc.	7	534
Pzena Investment Management Inc. - Class A	1	4
QCR Holdings Inc.	—	3
Radian Group Inc. (e)	6	72
Raymond James Financial Inc.	7	337
RE/MAX Holdings Inc. - Class A (e)	1	39
Realogy Holdings Corp. (c)	10	355
Regional Management Corp. (c) (e)	1	22
Regions Financial Corp.	43	335
Reinsurance Group of America Inc.	2	211
RenaissanceRe Holdings Ltd.	3	346
Renasant Corp.	4	117
Republic Bancorp Inc. - Class A	2	39
Resource America Inc. - Class A	1	5
RLI Corp.	3	213
S&T Bancorp Inc.	3	77
Safeguard Scientifics Inc. (c)	2	24
Safety Insurance Group Inc.	2	93
Sandy Spring Bancorp Inc.	2	58
Santander Consumer USA Holdings Inc. (c) (e)	13	135
Seacoast Banking Corp. of Florida (c)	3	47
SEI Investments Co.	7	314
Selective Insurance Group Inc.	5	176
ServisFirst Bancshares Inc. (e)	1	37
Sierra Bancorp	1	16
Signature Bank (c)	3	375
Simmons First National Corp. - Class A	3	117
SLM Corp. (c)	37	237
South State Corp.	2	131
Southside Bancshares Inc.	2	63
Southwest Bancorp Inc. (e)	2	26
St. Joe Co. (c) (e)	3	45
State Auto Financial Corp.	3	74
State Bank Financial Corp. (e)	3	55
State Street Corp.	8	490
Sterling Bancorp	11	181
Stewart Information Services Corp.	2	81
Stifel Financial Corp. (c)	4	132
Stock Yards Bancorp Inc.	1	49
Stonegate Bank	—	9
Stratus Properties Inc. (c) (e)	—	11
Suffolk Bancorp	1	35
Sun Bancorp Inc. (c) (e)	2	33
SunTrust Banks Inc.	9	310
SVB Financial Group (c)	3	264
Synchrony Financial (c)	37	1,065
Synovus Financial Corp.	9	259
T. Rowe Price Group Inc.	9	661
Talmer Bancorp Inc.	4	67
TCF Financial Corp.	14	174
TD Ameritrade Holding Corp.	16	520
Tejon Ranch Co. (c) (e)	2	31
Territorial Bancorp Inc.	1	29
Texas Capital Bancshares Inc. (c) (e)	4	142
TFS Financial Corp.	12	200
Tiptree Financial Inc. - Class A (e)	3	17
Tompkins Financial Corp.	1	81
Torchmark Corp. (e)	5	268
Towne Bank (e)	1	26
Travelers Cos. Inc.	12	1,436
Trico Bancshares	2	44
Tristate Capital Holdings Inc. (c)	2	30
TrustCo Bank Corp.	8	51
Trustmark Corp.	6	143
U.S. Bancorp	41	1,664
UMB Financial Corp. (e)	4	186
Umpqua Holdings Corp. (e)	15	241
Union Bankshares Corp.	4	91

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
United Bankshares Inc. (e)	5	171
United Community Banks Inc.	5	99
United Community Financial Corp.	4	21
United Financial Bancorp Inc.	5	57
United Fire Group Inc.	1	53
United Insurance Holdings Corp.	1	29
Universal Insurance Holdings Inc. (e)	4	66
Univest Corp. of Pennsylvania	2	41
Unum Group	8	255
Validus Holdings Ltd.	6	260
Valley National Bancorp (e)	17	162
Virtus Investment Partners Inc.	1	55
Voya Financial Inc.	7	194
Waddell & Reed Financial Inc. - Class A	8	200
Walker & Dunlop Inc. (c)	3	61
Washington Federal Inc.	8	186
Washington Trust Bancorp Inc.	1	43
WashingtonFirst Bankshares Inc.	—	9
Waterstone Financial Inc.	3	42
Webster Financial Corp.	6	224
Wells Fargo & Co.	121	5,849
WesBanco Inc. (e)	3	97
West Bancorp Inc.	1	24
Westamerica Bancorp (e)	2	77
Western Alliance Bancorp (c) (e)	8	277
Westwood Holdings Group Inc. (e)	1	47
White Mountains Insurance Group Ltd.	—	232
Willis Towers Watson Plc	6	658
Wilshire Bancorp Inc. (e)	8	82
Wintrust Financial Corp.	4	161
WisdomTree Investments Inc. (e)	7	85
World Acceptance Corp. (c) (e)	1	19
WR Berkley Corp.	7	379
WSFS Financial Corp.	3	83
XL Group Plc	9	329
Yadkin Financial Corp. (e)	3	61
Zions Bancorp	14	342
		98,212
HEALTH CARE - 11.3%
Abaxis Inc. (e)	1	59
Abbott Laboratories	24	1,015
AbbVie Inc.	52	2,962
Abiomed Inc. (c)	2	143
Acadia HealthCare Co. Inc. (c)	5	288
Accuray Inc. (c)	3	19
Aceto Corp.	3	72
Achillion Pharmaceuticals Inc. (c)	—	—
Acorda Therapeutics Inc. (c)	3	66
Addus HomeCare Corp. (c) (e)	1	19
Aetna Inc.	10	1,138
Affymetrix Inc. (c) (e)	6	83
Agilent Technologies Inc.	10	388
Air Methods Corp. (c) (e)	4	147
Akebia Therapeutics Inc. (c)	—	2
Akorn Inc. (c) (e)	4	103
Albany Molecular Research Inc. (c) (e)	2	29
Alere Inc. (c)	6	317
Alexion Pharmaceuticals Inc. (c)	3	358
Align Technology Inc. (c)	5	340
Alkermes Plc (c)	2	61
Allergan Plc (c)	6	1,656
Alliance HealthCare Services Inc. (c) (e)	1	5
Allscripts-Misys Healthcare Solutions Inc. (c)	14	181
Almost Family Inc. (c)	1	41
Alnylam Pharmaceuticals Inc. (c)	1	85
Amedisys Inc. (c)	3	159
AmerisourceBergen Corp.	2	186
Amgen Inc.	17	2,537
AMN Healthcare Services Inc. (c)	4	148
Amphastar Pharmaceuticals Inc. (c) (e)	1	13
Amsurg Corp. (c)	6	421
Analogic Corp.	1	66
AngioDynamics Inc. (c)	4	46
Anika Therapeutics Inc. (c)	1	66
Anthem Inc.	9	1,216
Aralez Pharmaceuticals Inc. (c) (e)	2	5
Assembly Biosciences Inc. (c)	—	1
athenahealth Inc. (c) (e)	1	178
Atrion Corp.	—	104
Baxalta Inc.	14	560
Baxter International Inc.	14	584
Becton Dickinson & Co.	4	553
Bio-Rad Laboratories Inc. - Class A (c)	2	247
Bio-Techne Corp.	2	192
Biogen Inc. (c)	6	1,591
BioMarin Pharmaceutical Inc. (c)	2	147
BioScrip Inc. (c) (e)	5	12
BioSpecifics Technologies Corp. (c)	—	10
BioTelemetry Inc. (c)	2	18
Bluebird Bio Inc. (c) (e)	1	51
Boston Scientific Corp. (c)	12	217
Bristol-Myers Squibb Co.	27	1,751
Brookdale Senior Living Inc. (c)	9	142
Bruker Corp.	13	353
Cambrex Corp. (c)	3	123
Cantel Medical Corp.	3	224
Capital Senior Living Corp. (c) (e)	2	45
Cardinal Health Inc.	8	689
Catalent Inc. (c)	14	384
Celgene Corp. (c)	22	2,179
Centene Corp. (c) (e)	10	615
Cerner Corp. (c)	6	342
Charles River Laboratories International Inc. (c)	5	349
Chemed Corp.	2	230
CIGNA Corp.	7	1,007
Civitas Solutions Inc. (c)	—	2
Community Health Systems Inc. (c)	14	255
Computer Programs & Systems Inc. (e)	1	39
Concert Pharmaceuticals Inc. (c) (e)	—	5
Conmed Corp. (e)	2	69
Cooper Cos. Inc.	2	251
Corvel Corp. (c)	2	67
CR Bard Inc. (e)	3	644
Cross Country Healthcare Inc. (c)	2	20
CryoLife Inc.	1	13
Cumberland Pharmaceuticals Inc. (c)	1	4
Cynosure Inc. - Class A (c)	2	68
DaVita HealthCare Partners Inc. (c)	13	981
DENTSPLY SIRONA Inc.	11	687
DepoMed Inc. (c) (e)	5	70
DexCom Inc. (c)	1	76
Edwards Lifesciences Corp. (c)	6	565
Eli Lilly & Co.	22	1,550
Emergent BioSolutions Inc. (c)	3	106
Endo International Plc (c)	6	166
Ensign Group Inc.	4	88
Envision Healthcare Holdings Inc. (c)	10	204
Enzo Biochem Inc. (c)	3	11
ExacTech Inc. (c)	1	19
ExamWorks Group Inc. (c) (e)	3	85
Express Scripts Holding Co. (c)	20	1,387
Five Star Quality Care Inc. (c) (e)	3	7
Gilead Sciences Inc.	46	4,251
Globus Medical Inc. - Class A (c)	5	125
Greatbatch Inc. (c)	2	66

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Haemonetics Corp. (c)	3	122
Halyard Health Inc. (c)	3	83
Hanger Orthopedic Group Inc. (c) (e)	3	18
Harvard Bioscience Inc. (c) (e)	2	5
HCA Holdings Inc. (c)	7	580
HealthSouth Corp.	10	361
HealthStream Inc. (c)	2	47
Healthways Inc. (c)	3	30
Henry Schein Inc. (c)	3	499
Hill-Rom Holdings Inc.	4	224
HMS Holdings Corp. (c)	6	88
Hologic Inc. (c)	15	528
Horizon Pharma Plc (c)	10	165
Humana Inc.	4	743
ICU Medical Inc. (c)	1	104
Idexx Laboratories Inc. (c)	4	326
Illumina Inc. (c)	4	587
Impax Laboratories Inc. (c)	4	141
IMS Health Holdings Inc. (c)	10	255
Incyte Corp. (c)	5	346
Inogen Inc. (c)	1	54
Insys Therapeutics Inc. (c) (e)	3	43
Integra LifeSciences Holdings Corp. (c)	3	184
Intrexon Corp. (c) (e)	4	131
Intuitive Surgical Inc. (c)	1	301
Invacare Corp. (e)	2	33
Ionis Pharmaceuticals Inc. (c) (e)	2	72
Jazz Pharmaceuticals Plc (c)	2	240
Johnson & Johnson	65	6,992
Kindred Healthcare Inc.	7	86
Laboratory Corp. of America Holdings (c)	7	785
Landauer Inc. (e)	1	25
Lannett Co. Inc. (c) (e)	3	55
LeMaitre Vascular Inc. (e)	2	25
LHC Group Inc. (c)	1	46
Lifepoint Health Inc. (c)	5	370
Ligand Pharmaceuticals Inc. (c) (e)	1	91
Lipocine Inc. (c) (e)	1	11
LivaNova Plc (c)	2	119
Luminex Corp. (c)	2	48
Magellan Health Services Inc. (c)	2	166
Mallinckrodt Plc (c)	3	201
Masimo Corp. (c)	4	182
McKesson Corp.	7	1,028
Medicines Co. (c)	6	180
Medivation Inc. (c)	7	299
MEDNAX Inc. (c)	6	399
Medtronic Plc	21	1,593
Merck & Co. Inc.	63	3,336
Meridian Bioscience Inc. (e)	4	72
Merit Medical Systems Inc. (c)	3	64
Mettler-Toledo International Inc. (c)	1	408
Molina Healthcare Inc. (c) (e)	5	331
Momenta Pharmaceuticals Inc. (c)	1	5
Mylan NV (c) (e)	9	412
Myriad Genetics Inc. (c)	6	212
National Healthcare Corp. (e)	1	64
National Research Corp. - Class A (e)	1	9
National Research Corp. - Class B	—	4
Natus Medical Inc. (c)	2	86
Nektar Therapeutics (c)	4	59
Neogen Corp. (c) (e)	2	101
Neurocrine Biosciences Inc. (c)	2	78
NuVasive Inc. (c)	4	175
Nuvectra Corp. (c)	1	3
Omnicell Inc. (c)	3	72
Opko Health Inc. (c) (e)	8	84
OraSure Technologies Inc. (c)	3	19
Orthofix International NV (c)	1	46
Owens & Minor Inc.	6	233
PAREXEL International Corp. (c)	5	304
Patterson Cos. Inc.	8	352
PDL BioPharma Inc. (e)	6	19
PerkinElmer Inc.	5	270
Pernix Therapeutics Holdings (c) (e)	2	2
Perrigo Co. Plc	2	258
Pfizer Inc.	145	4,296
PharMerica Corp. (c)	3	57
Phibro Animal Health Corp. - Class A	1	32
Premier Inc. - Class A (c)	2	75
Prestige Brands Holdings Inc. (c)	5	252
Providence Services Corp. (c)	2	80
Quality Systems Inc.	3	52
Quest Diagnostics Inc.	12	830
Quidel Corp. (c) (e)	2	27
Quintiles Transnational Holdings Inc. (c)	4	256
Radius Health Inc. (c)	—	10
RadNet Inc. (c)	2	12
Regeneron Pharmaceuticals Inc. (c)	2	613
ResMed Inc.	4	223
Rigel Pharmaceuticals Inc. (c)	6	13
RTI Surgical Inc. (c) (e)	4	15
Sagent Pharmaceuticals Inc. (c)	1	18
Sciclone Pharmaceuticals Inc. (c)	6	63
SeaSpine Holdings Corp. (c) (e)	1	9
Seattle Genetics Inc. (c) (e)	2	60
Select Medical Holdings Corp. (e)	11	136
Sequenom Inc. (c) (e)	9	12
Simulations Plus Inc.	1	5
St. Jude Medical Inc.	14	766
Steris Plc	4	291
Stryker Corp.	7	746
Sucampo Pharmaceuticals Inc. - Class A (c) (e)	3	36
Supernus Pharmaceuticals Inc. (c)	2	37
Surgical Care Affiliates Inc. (c)	4	200
SurModics Inc. (c)	1	15
Symmetry Surgical Inc. (c)	1	8
Taro Pharmaceutical Industries Ltd. (c) (e)	1	172
Team Health Holdings Inc. (c)	5	200
Teleflex Inc.	1	213
Tenet Healthcare Corp. (c) (e)	10	289
Thermo Fisher Scientific Inc.	9	1,247
Triple-S Management Corp. - Class B (c) (e)	2	51
United Therapeutics Corp. (c)	2	235
UnitedHealth Group Inc.	27	3,466
Universal American Corp. (e)	7	48
Universal Health Services Inc. - Class B	7	924
US Physical Therapy Inc.	1	56
Utah Medical Products Inc. (e)	—	13
Varian Medical Systems Inc. (c)	3	272
Vascular Solutions Inc. (c)	1	33
VCI Inc. (c)	6	346
Veeva Systems Inc. - Class A (c)	4	107
Versartis Inc. (c) (e)	—	3
Vertex Pharmaceuticals Inc. (c)	2	175
VWR Corp. (c)	10	258
Waters Corp. (c)	2	317
WellCare Health Plans Inc. (c)	4	370
West Pharmaceutical Services Inc.	5	353
Wright Medical Group NV (c)	2	37
Zafgen Inc. (c) (e)	—	2
Zimmer Biomet Holdings Inc.	3	278
Zoetis Inc. - Class A	14	637
		84,655

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INDUSTRIALS - 13.7%
3M Co.	21	3,472
AAON Inc. (e)	5	132
AAR Corp.	3	72
ABM Industries Inc.	4	137
Acacia Research Corp.	2	7
ACCO Brands Corp. (c) (e)	10	87
Actuant Corp. - Class A	5	119
Acuity Brands Inc.	2	449
ADT Corp.	19	777
Advanced Drainage Systems Inc. (e)	3	60
Advisory Board Co. (c)	2	75
AECOM (c)	10	313
Aegion Corp. (c)	3	70
Aerojet Rocketdyne Holdings Inc. (c)	5	74
AeroVironment Inc. (c)	2	55
AGCO Corp.	8	394
Air Lease Corp. - Class A (e)	9	304
Air Transport Services Group Inc. (c) (e)	6	90
Alamo Group Inc.	1	57
Alaska Air Group Inc.	12	956
Albany International Corp. - Class A	2	91
Allegiant Travel Co. (e)	2	284
Allegion Plc	5	312
Allied Motion Technologies Inc.	1	22
Allison Transmission Holdings Inc.	16	423
Altra Holdings Inc.	2	69
Amerco Inc.	2	617
Ameresco Inc. - Class A (c) (e)	1	5
American Airlines Group Inc.	21	841
American Railcar Industries Inc. (e)	1	38
American Science & Engineering Inc.	—	11
American Woodmark Corp. (c)	2	112
AMETEK Inc.	8	417
AO Smith Corp.	3	257
Apogee Enterprises Inc.	3	110
Applied Industrial Technologies Inc.	3	135
ARC Document Solutions Inc. (c)	4	19
ArcBest Corp. (e)	2	41
Argan Inc. (e)	2	58
Armstrong World Industries Inc. (c)	5	228
Astec Industries Inc.	2	95
Astronics Corp. (c)	2	69
Astronics Corp. - Class B (c) (e)	1	22
Atlas Air Worldwide Holdings Inc. (c)	2	92
Avis Budget Group Inc. (c)	12	315
AZZ Inc.	2	119
B/E Aerospace Inc.	6	258
Babcock & Wilcox Enterprises Inc. (c)	5	110
Barnes Group Inc.	4	151
Barrett Business Services Inc.	—	11
Beacon Roofing Supply Inc. (c)	4	163
Blount International Inc. (c)	5	46
BMC Stock Holdings Inc. (c)	2	30
Boeing Co.	22	2,750
Brady Corp. - Brady Corp.	3	88
Briggs & Stratton Corp.	3	83
Brink’s Co.	4	141
Builders FirstSource Inc. (c)	7	78
BWX Technologies Inc.	10	345
C.H. Robinson Worldwide Inc.	6	469
CAI International Inc. (c) (e)	1	9
Carlisle Cos. Inc.	4	399
Casella Waste Systems Inc. - Class A (c) (e)	4	24
Caterpillar Inc.	22	1,691
CBIZ Inc. (c)	4	42
CDI Corp.	1	9
CEB Inc.	2	144
Ceco Environmental Corp.	1	5
Celadon Group Inc.	2	22
Chart Industries Inc. (c)	3	56
Chicago Bridge & Iron Co. NV	8	277
Cintas Corp.	5	424
CIRCOR International Inc. (e)	2	74
Civeo Corp. (c) (e)	8	10
CLARCOR Inc.	4	252
Clean Harbors Inc. (c)	5	262
Colfax Corp. (c)	8	236
Columbus Mckinnon Corp.	2	25
Comfort Systems USA Inc.	3	105
Commercial Vehicle Group Inc. (c)	2	4
Continental Building Products Inc. (c)	3	60
Copa Holdings SA - Class A (e)	3	190
Copart Inc. (c)	11	453
Covanta Holding Corp.	11	193
Covenant Transportation Group Inc. - Class A (c) (e)	1	36
CRA International Inc. (c)	—	6
Crane Co.	5	288
CSX Corp.	37	962
Cubic Corp. (e)	2	62
Cummins Inc.	6	648
Curtiss-Wright Corp.	4	314
Danaher Corp.	15	1,388
Deere & Co. (e)	10	785
Delta Air Lines Inc.	26	1,276
Deluxe Corp.	5	283
DigitalGlobe Inc. (c)	6	100
Donaldson Co. Inc.	12	382
Douglas Dynamics Inc. (e)	2	53
Dover Corp.	11	737
Ducommun Inc. (c)	1	11
Dun & Bradstreet Corp.	3	286
DXP Enterprises Inc. (c) (e)	1	16
Dycom Industries Inc. (c) (e)	4	234
Dynamic Materials Corp.	1	4
Eaton Corp. Plc	11	689
Echo Global Logistics Inc. (c) (e)	2	52
EMCOR Group Inc.	6	270
Emerson Electric Co.	20	1,076
Encore Wire Corp.	2	74
Energy Recovery Inc. (c) (e)	1	13
EnerSys Inc.	4	233
Engility Holdings Inc. (c) (e)	2	28
Ennis Inc.	2	45
EnPro Industries Inc.	1	82
Equifax Inc.	5	531
ESCO Technologies Inc. (e)	2	80
Essendant Inc.	3	109
Esterline Technologies Corp. (c)	2	154
ExOne Co. (c)	—	3
Expeditors International of Washington Inc.	6	272
Exponent Inc.	2	86
Fastenal Co. (e)	10	513
Federal Signal Corp.	5	67
FedEx Corp.	8	1,363
Flowserve Corp.	6	274
Fluor Corp.	12	626
Fortune Brands Home & Security Inc.	5	295
Forward Air Corp.	2	111
Franklin Covey Co. (c)	1	19
Franklin Electric Co. Inc.	3	103
FreightCar America Inc.	1	16
FTI Consulting Inc. (c)	4	128
Fuel Tech Inc. (c)	1	2

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
G&K Services Inc. - Class A	1	102
GATX Corp.	3	135
Gencor Industries Inc. (c)	—	5
Generac Holdings Inc. (c) (e)	6	221
General Cable Corp. (e)	4	50
General Dynamics Corp.	7	973
General Electric Co.	107	3,396
Genesee & Wyoming Inc. - Class A (c)	4	233
Gibraltar Industries Inc. (c)	2	71
Global Brass & Copper Holdings Inc.	2	54
Global Power Equipment Group Inc. (e)	—	1
Golden Ocean Group Ltd. (c) (e)	3	2
Gorman-Rupp Co. (e)	2	40
GP Strategies Corp. (c)	1	38
Graco Inc.	5	425
Graham Corp. (e)	—	8
Granite Construction Inc.	3	148
Great Lakes Dredge & Dock Corp. (c)	4	19
Greenbrier Cos. Inc. (e)	3	84
Griffon Corp. (e)	4	55
H&E Equipment Services Inc. (e)	3	56
Hardinge Inc.	1	18
Harsco Corp.	8	42
Hawaiian Holdings Inc. (c)	6	277
HC2 Holdings Inc. (c) (e)	1	2
HD Supply Holdings Inc. (c)	10	316
Healthcare Services Group Inc.	3	97
Heartland Express Inc. (e)	7	138
HEICO Corp.	2	118
HEICO Corp. - Class A	3	152
Heidrick & Struggles International Inc.	1	35
Heritage-Crystal Clean Inc. (c)	1	5
Herman Miller Inc.	5	160
Hertz Global Holdings Inc. (c)	41	431
Hexcel Corp.	7	302
Hill International Inc. (c)	4	13
Hillenbrand Inc.	5	154
HNI Corp.	4	149
Honeywell International Inc.	21	2,334
Houston Wire & Cable Co.	1	6
HUB Group Inc. - Class A (c)	3	111
Hubbell Inc.	4	407
Hudson Global Inc.	1	1
Huntington Ingalls Industries Inc.	4	520
Hurco Cos. Inc.	—	10
Huron Consulting Group Inc. (c)	2	119
Hyster-Yale Materials Handling Inc. - Class A	1	75
ICF International Inc. (c)	2	54
IDEX Corp.	4	345
IHS Inc. - Class A (c)	2	250
Illinois Tool Works Inc.	11	1,144
Ingersoll-Rand Plc	17	1,034
InnerWorkings Inc. (c) (e)	1	7
Insperity Inc.	2	123
Insteel Industries Inc.	2	55
Integrated Electrical Services Inc. (c)	1	15
Interface Inc.	5	96
Intersections Inc. (c) (e)	1	1
ITT Corp.	9	322
Jacobs Engineering Group Inc. (c)	8	349
JB Hunt Transport Services Inc.	5	451
JetBlue Airways Corp. (c)	27	564
John Bean Technologies Corp.	2	116
Joy Global Inc. (e)	8	127
Kaman Corp. (e)	2	88
Kansas City Southern	7	570
KAR Auction Services Inc.	13	487
KBR Inc.	9	147
Kelly Services Inc. - Class A (e)	3	58
Kennametal Inc.	7	163
Kforce Inc.	3	54
Kimball International Inc. - Class B	4	42
Kirby Corp. (c)	5	297
KLX Inc. (c)	3	105
Knight Transportation Inc.	8	198
Knoll Inc.	5	98
Korn/Ferry International	4	108
Kratos Defense & Security Solutions Inc. (c)	6	28
L-3 Communications Holdings Inc.	3	391
Landstar System Inc.	5	296
Lawson Products Inc. (c) (e)	—	9
Layne Christensen Co. (c) (e)	—	3
LB Foster Co.	1	18
Lennox International Inc.	3	409
Lincoln Electric Holdings Inc.	6	361
Lindsay Corp. (e)	—	29
LMI Aerospace Inc. (c)	1	8
Lockheed Martin Corp.	9	2,090
LSI Industries Inc.	1	14
Lydall Inc. (c)	1	45
Macquarie Infrastructure Co. LLC	—	28
Manitowoc Co. Inc. (e)	10	43
Manitowoc Foodservice Inc. (c)	10	148
Manpower Inc.	5	425
Marten Transport Ltd.	3	51
Masco Corp.	15	468
MasTec Inc. (c) (e)	7	132
Matson Inc.	4	173
Matthews International Corp. - Class A	2	128
McGrath RentCorp	2	47
Meritor Inc. (c) (e)	8	61
Middleby Corp. (c)	2	233
Miller Industries Inc.	1	26
Mistras Group Inc. (c)	2	58
Mobile Mini Inc. (e)	3	114
Moog Inc. - Class A (c)	3	146
MRC Global Inc. (c) (e)	9	119
MSA Safety Inc.	3	123
MSC Industrial Direct Co. - Class A	4	305
Mueller Industries Inc.	4	121
Mueller Water Products Inc. - Class A	16	162
Multi-Color Corp. (e)	1	64
MYR Group Inc. (c)	2	41
National Presto Industries Inc. (e)	—	25
Navigant Consulting Inc. (c) (e)	4	66
NCI Building Systems Inc. (c)	3	42
Nielsen Holdings Plc	17	913
NL Industries Inc. (c)	1	2
NN Inc. (e)	2	26
Nordson Corp.	6	420
Norfolk Southern Corp.	9	739
Nortek Inc. (c)	1	40
Northrop Grumman Systems Corp.	6	1,177
Northwest Pipe Co. (c) (e)	1	9
NOW Inc. (c)	4	68
NV5 Holdings Inc. (c) (e)	—	7
Old Dominion Freight Line Inc. (c)	8	580
On Assignment Inc. (c)	4	151
Orbital ATK Inc.	4	317
Orion Marine Group Inc. (c)	2	8
Oshkosh Corp.	7	280
Owens Corning Inc.	9	411
P.A.M. Transportation Services (c) (e)	—	15
PACCAR Inc.	21	1,125
Park-Ohio Holdings Corp. (e)	1	55
Parker Hannifin Corp. (e)	8	894

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Patrick Industries Inc. (c)	2	90
Pentair Plc	10	543
Performant Financial Corp. (c) (e)	4	6
PGT Inc. (c)	5	50
Pitney Bowes Inc.	12	266
Ply Gem Holdings Inc. (c)	5	65
Powell Industries Inc.	1	23
PowerSecure International Inc. (c)	3	49
Preformed Line Products Co. (e)	—	7
Primoris Services Corp. (e)	4	97
Proto Labs Inc. (c) (e)	1	50
Quad/Graphics Inc. - Class A	2	26
Quanex Building Products Corp.	3	49
Quanta Services Inc. (c)	12	273
Radiant Logistics Inc. (c) (e)	3	12
Raven Industries Inc.	2	39
Raytheon Co.	7	839
RBC Bearings Inc. (c)	2	122
Regal-Beloit Corp.	3	192
Republic Services Inc.	22	1,041
Resources Connection Inc.	3	50
Rexnord Corp. (c)	10	200
Roadrunner Transportation Systems Inc. (c)	3	40
Robert Half International Inc.	6	290
Rockwell Automation Inc. (e)	6	659
Rockwell Collins Inc.	6	519
Rollins Inc.	9	252
Roper Industries Inc.	3	467
RPX Corp. (c)	4	48
RR Donnelley & Sons Co. (e)	23	375
Rush Enterprises Inc. - Class A (c)	3	47
Ryder System Inc.	6	378
Saia Inc. (c)	2	58
Sensata Technologies Holding NV (c)	8	313
SIFCO Industries Inc. (c)	—	1
Simpson Manufacturing Co. Inc.	3	128
SkyWest Inc.	3	67
SL Industries Inc. (c)	—	3
Snap-On Inc.	2	368
SolarCity Corp. (c) (e)	3	83
Southwest Airlines Co.	30	1,353
SP Plus Corp. (c)	2	50
Sparton Corp. (c)	1	17
Spirit Aerosystems Holdings Inc. - Class A (c)	6	262
Spirit Airlines Inc. (c)	7	331
SPX Corp.	2	33
SPX Flow Technology USA Inc. (c)	2	55
Standex International Corp.	1	86
Stanley Black & Decker Inc.	10	1,030
Steelcase Inc. - Class A	7	101
Stericycle Inc. (c) (e)	2	304
Sterling Construction Co. Inc. (c)	2	8
Sun Hydraulics Corp. (e)	2	79
Supreme Industries Inc. - Class A	2	15
Swift Transporation Co. - Class A (c) (e)	10	183
TAL International Group Inc. (e)	3	42
Taser International Inc. (c) (e)	2	45
Team Inc. (c) (e)	2	60
Teledyne Technologies Inc. (c)	3	269
Tennant Co.	1	64
Terex Corp.	7	177
Tetra Tech Inc.	5	136
Textainer Group Holdings Ltd. (e)	3	39
Textron Inc.	19	684
Thermon Group Holdings Inc. (c)	3	47
Timken Co.	6	185
Titan International Inc. (e)	4	22
Toro Co.	3	298
TransDigm Group Inc. (c)	2	441
TRC Cos. Inc. (c) (e)	2	16
Trex Co. Inc. (c)	2	96
TriMas Corp. (c)	3	54
TriNet Group Inc. (c)	1	17
Trinity Industries Inc. (e)	16	293
Triumph Group Inc.	4	130
TrueBlue Inc. (c)	3	89
Tutor Perini Corp. (c) (e)	4	62
Twin Disc Inc.	1	12
Tyco International Plc	14	517
Ultralife Corp. (c) (e)	—	1
UniFirst Corp.	1	142
Union Pacific Corp.	27	2,148
United Continental Holdings Inc. (c)	17	1,045
United Parcel Service Inc. - Class B	24	2,503
United Rentals Inc. (c)	10	639
United Technologies Corp.	27	2,716
Universal Forest Products Inc.	2	146
Universal Truckload Services Inc.	2	37
US Ecology Inc. (e)	2	85
USA Truck Inc. (c) (e)	1	21
USG Corp. (c)	13	321
Valmont Industries Inc.	2	245
Vectrus Inc. (c)	1	19
Verisk Analytics Inc. (c)	7	582
Veritiv Corp. (c)	—	11
Viad Corp.	2	49
Vicor Corp. (c)	1	15
VSE Corp.	—	27
Wabash National Corp. (c)	6	80
WABCO Holdings Inc. (c)	3	275
Wabtec Corp.	4	290
Waste Connections Inc.	9	593
Waste Management Inc.	14	832
Watsco Inc.	3	401
Watts Water Technologies Inc. - Class A (e)	2	100
Werner Enterprises Inc.	7	187
WESCO Aircraft Holdings Inc. (c)	5	74
WESCO International Inc. (c) (e)	4	207
West Corp.	6	138
Woodward Governor Co.	5	284
WW Grainger Inc. (e)	4	818
Xerium Technologies Inc. (c) (e)	1	6
XPO Logistics Inc. (c) (e)	6	183
Xylem Inc.	11	467
YRC Worldwide Inc. (c) (e)	2	18
		102,831
INFORMATION TECHNOLOGY - 19.1%
3D Systems Corp. (c) (e)	3	42
Accenture Plc - Class A	20	2,362
ACI Worldwide Inc. (c)	10	198
Activision Blizzard Inc.	37	1,241
Actua Corp. (c)	4	36
Acxiom Corp. (c)	5	107
Adobe Systems Inc. (c)	5	456
ADTRAN Inc.	5	94
Advanced Energy Industries Inc. (c)	3	96
Agilysys Inc. (c)	1	8
Akamai Technologies Inc. (c)	6	306
Alliance Data Systems Corp. (c)	3	597
Alliance Fiber Optic Products Inc. (c) (e)	1	16
Alpha & Omega Semiconductor Ltd. (c)	1	18
Alphabet Inc. - Class A (c)	5	3,846
Alphabet Inc. - Class C (c)	5	4,038
Amdocs Ltd.	8	462
American Software Inc. - Class A	3	26

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Amkor Technology Inc. (c)	23	133
Amphenol Corp. - Class A	11	652
Amtech Systems Inc. (c)	1	6
Analog Devices Inc.	6	353
Anixter International Inc. (c) (e)	3	134
Ansys Inc. (c)	3	245
Apple Inc.	195	21,210
Applied Materials Inc.	29	622
Arista Networks Inc. (c) (e)	4	247
ARRIS International Plc (c)	18	413
Arrow Electronics Inc. (c)	6	402
Aspen Technology Inc. (c)	7	241
Atmel Corp.	16	127
Autodesk Inc. (c)	3	193
Automatic Data Processing Inc.	12	1,092
AVG Technologies NV (c)	4	76
Avid Technology Inc. (c) (e)	3	22
Avnet Inc.	7	313
AVX Corp.	10	129
Axcelis Technologies Inc. (c)	9	26
Badger Meter Inc. (e)	1	73
Bankrate Inc. (c) (e)	7	61
Barracuda Networks Inc. (c)	3	42
Bel Fuse Inc. - Class B	1	14
Belden Inc.	2	148
Benchmark Electronics Inc. (c)	2	41
Black Box Corp. (e)	—	3
Blackbaud Inc.	3	183
Blackhawk Network Holdings Inc. (c)	4	153
Blucora Inc. (c)	4	18
Booz Allen Hamilton Holding Corp. - Class A	9	262
Broadcom Ltd.	7	1,114
Broadridge Financial Solutions Inc.	5	316
Brocade Communications Systems Inc.	33	349
Brooks Automation Inc.	6	61
CA Inc.	28	862
Cabot Microelectronics Corp. (c)	2	64
CACI International Inc. - Class A (c)	2	211
Cadence Design Systems Inc. (c)	14	324
CalAmp Corp. (c) (e)	3	48
Calix Inc. (c) (e)	4	31
Cardtronics Inc. (c)	5	178
Cascade Microtech Inc. (c)	1	25
Cass Information Systems Inc. (e)	1	38
Cavium Inc. (c)	1	80
CDK Global Inc.	6	296
CDW Corp.	16	667
Ceva Inc. (c) (e)	2	36
Checkpoint Systems Inc.	4	37
Ciber Inc. (c)	5	11
Ciena Corp. (c)	10	190
Cimpress NV (c) (e)	2	189
Cirrus Logic Inc. (c)	6	221
Cisco Systems Inc.	120	3,429
Citrix Systems Inc. (c)	5	429
Clearfield Inc. (c) (e)	1	10
Cognex Corp.	5	196
Cognizant Technology Solutions Corp. - Class A (c)	14	858
Coherent Inc. (c)	2	176
Cohu Inc.	2	23
CommScope Holding Co. Inc. (c)	13	370
Communications Systems Inc.	1	10
Computer Sciences Corp.	11	363
Computer Task Group Inc.	3	13
comScore Inc. (c)	1	45
Comtech Telecommunications Corp.	1	28
Convergys Corp.	6	178
CoreLogic Inc. (c)	6	219
Corning Inc.	20	411
CoStar Group Inc. (c)	1	113
Covisint Corp. (c) (e)	1	3
Cray Inc. (c)	1	59
Cree Inc. (c) (e)	7	200
CSG Systems International Inc.	4	163
CSRA Inc. (e)	4	117
CTS Corp.	2	24
Cypress Semiconductor Corp. (e)	21	180
Daktronics Inc. (e)	3	25
Datalink Corp. (c) (e)	2	14
Demand Media Inc. (c)	1	4
DHI Group Inc. (c) (e)	5	37
Diebold Inc.	6	179
Digi International Inc. (c)	1	11
Digimarc Corp. (c) (e)	—	6
Diodes Inc. (c)	4	86
Dolby Laboratories Inc.	4	175
DSP Group Inc. (c)	1	9
DST Systems Inc.	3	387
DTS Inc. (c)	1	20
EarthLink Holdings Corp.	9	52
eBay Inc. (c)	33	788
EchoStar Corp. - Class A (c)	4	157
Electro Rent Corp.	2	17
Electro Scientific Industries Inc. (c)	3	19
Electronic Arts Inc. (c)	10	647
Electronics for Imaging Inc. (c)	3	148
Ellie Mae Inc. (c) (e)	—	36
EMC Corp.	56	1,496
Emcore Corp. (c)	3	17
EnerNOC Inc. (c) (e)	2	15
Entegris Inc. (c)	11	150
Envestnet Inc. (c) (e)	1	18
EPAM Systems Inc. (c)	3	216
EPIQ Systems Inc. (e)	3	43
ePlus Inc. (c)	—	36
Euronet Worldwide Inc. (c)	4	304
Everi Holdings Inc. (c) (e)	5	12
Exar Corp. (c)	3	20
ExlService Holdings Inc. (c)	2	87
F5 Networks Inc. (c)	3	270
Fabrinet (c)	2	69
Facebook Inc. - Class A (c)	41	4,706
Fair Isaac Corp.	3	308
Fairchild Semiconductor International Inc. (c)	9	175
FARO Technologies Inc. (c)	1	25
FEI Co.	2	204
Fidelity National Information Services Inc.	12	771
Finisar Corp. (c)	9	165
FireEye Inc. (c) (e)	3	47
First Solar Inc. (c)	5	346
Fiserv Inc. (c)	11	1,137
FleetCor Technologies Inc. (c)	4	578
Flextronics International Ltd. (c)	45	545
FLIR Systems Inc.	11	369
FormFactor Inc. (c)	5	34
Forrester Research Inc.	1	38
Fortinet Inc. (c)	3	83
Frequency Electronics Inc. (c)	1	10
Gartner Inc. - Class A (c)	3	230
Genpact Ltd. (c)	15	417
GigOptiz Inc. (c)	1	3
Global Payments Inc.	12	780
Globalscape Inc.	1	2
Glu Mobile Inc. (c) (e)	—	—
GrubHub Inc. (c) (e)	1	37

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GSI Group Inc. (c)	2	30
GSI Technology Inc. (c)	1	3
GTT Communications Inc. (c) (e)	2	25
Guidewire Software Inc. (c)	3	151
Hackett Group Inc.	3	39
Harmonic Inc. (c) (e)	8	25
Harris Corp.	5	419
Heartland Payment Systems Inc.	4	361
Hewlett Packard Enterprise Co.	46	810
Higher One Holdings Inc. (c)	3	10
HP Inc.	57	702
IAC/InterActiveCorp.	6	274
II-VI Inc. (c)	5	109
Infinera Corp. (c) (e)	5	84
Ingram Micro Inc. - Class A	11	386
Inphi Corp. (c) (e)	—	11
Insight Enterprises Inc. (c)	4	109
Integrated Device Technology Inc. (c)	9	185
Intel Corp.	194	6,272
InterDigital Inc.	4	200
Internap Corp. (c) (e)	5	13
International Business Machines Corp.	30	4,557
Intersil Corp. - Class A	8	107
Intevac Inc. (c) (e)	1	5
IntraLinks Holdings Inc. (c)	5	39
Intuit Inc.	7	709
IPG Photonics Corp. (c) (e)	4	359
Itron Inc. (c)	3	112
Ixia (c)	5	63
IXYS Corp.	3	34
j2 Global Inc.	4	223
Jabil Circuit Inc.	19	374
Jack Henry & Associates Inc.	4	300
Juniper Networks Inc.	17	424
Kemet Corp. (c) (e)	2	3
Key Tronic Corp. (c)	—	3
Keysight Technologies Inc. (c)	14	379
Kimball Electronics Inc. (c)	2	21
KLA-Tencor Corp.	7	526
Knowles Corp. (c) (e)	3	42
Kopin Corp. (c) (e)	4	6
Kulicke & Soffa Industries Inc. (c)	7	80
KVH Industries Inc. (c)	1	6
Lam Research Corp.	8	643
Lattice Semiconductor Corp. (c) (e)	7	42
Leidos Holdings Inc.	6	293
Lexmark International Inc. - Class A	6	185
Limelight Networks Inc. (c) (e)	7	13
Linear Technology Corp.	9	392
LinkedIn Corp. - Class A (c)	1	119
Lionbridge Technologies Inc. (c)	6	30
Liquidity Services Inc. (c)	1	7
Littelfuse Inc.	2	190
Lumentum Holdings Inc. (c)	3	75
M/A-COM Technology Solutions Holdings Inc. (c) (e)	3	143
Magnachip Semiconductor Corp. (c) (e)	2	13
Manhattan Associates Inc. (c)	5	300
Mantech International Corp. - Class A	2	66
Marchex Inc. - Class B	3	12
Marvell Technology Group Ltd.	18	189
MasterCard Inc. - Class A	32	3,062
Mattson Technology Inc. (c)	2	6
Maxim Integrated Products Inc.	6	220
MAXIMUS Inc.	6	306
MaxLinear Inc. - Class A (c)	4	70
Maxwell Technologies Inc. (c) (e)	3	19
MeetMe Inc. (c)	2	6
Mentor Graphics Corp.	9	192
Mercury Systems Inc. (c)	3	62
Mesa Laboratories Inc. (e)	—	19
Methode Electronics Inc.	3	88
Microchip Technology Inc.	9	417
Micron Technology Inc. (c)	37	390
Microsemi Corp. (c)	8	313
Microsoft Corp.	220	12,142
MicroStrategy Inc. - Class A (c)	1	117
MKS Instruments Inc.	5	177
ModusLink Global Solutions Inc. (c) (e)	6	8
MoneyGram International Inc. (c)	3	21
Monolithic Power Systems Inc.	1	84
Monotype Imaging Holdings Inc.	2	43
Monster Worldwide Inc. (c) (e)	9	28
Motorola Solutions Inc.	4	298
MTS Systems Corp.	1	81
Multi-Fineline Electronix Inc. (c)	2	40
Nanometrics Inc. (c)	1	21
National Instruments Corp.	7	207
NCI Inc. - Class A	1	9
NCR Corp. (c)	11	330
NeoPhotonics Corp. (c)	3	43
NetApp Inc.	18	504
NetGear Inc. (c)	3	103
NetScout Systems Inc. (c)	7	159
NetSuite Inc. (c) (e)	1	74
NeuStar Inc. - Class A (c) (e)	3	77
Newport Corp. (c)	3	61
NIC Inc.	4	76
Novatel Wireless Inc. (c) (e)	3	4
Nuance Communications Inc. (c)	20	378
NVE Corp. (e)	—	26
Nvidia Corp.	17	600
ON Semiconductor Corp. (c)	39	372
Oracle Corp.	77	3,158
OSI Systems Inc. (c)	2	103
Palo Alto Networks Inc. (c)	1	207
Park Electrochemical Corp.	1	23
Paychex Inc.	15	800
Paycom Software Inc. (c) (e)	3	115
PayPal Holdings Inc. (c)	12	476
PC Connection Inc.	2	48
PCM Inc. (c)	1	9
PDF Solutions Inc. (c)	2	22
Pegasystems Inc.	5	138
Perceptron Inc. (c) (e)	1	5
Perficient Inc. (c)	3	54
PFSweb Inc. (c) (e)	1	11
Photronics Inc. (c)	3	27
Planet Payment Inc. (c)	4	15
Plantronics Inc.	3	98
Plexus Corp. (c)	3	110
Polycom Inc. (c)	11	125
Power Integrations Inc.	1	62
PRG-Schultz International Inc. (c)	1	4
Progress Software Corp. (c)	3	73
PTC Inc. (c)	5	154
QAD Inc. - Class A	1	23
QLogic Corp. (c)	7	98
Qorvo Inc. (c)	5	235
QUALCOMM Inc.	35	1,795
Qualys Inc. (c)	1	36
QuinStreet Inc. (c)	2	8
Rackspace Hosting Inc. (c)	11	242
Radisys Corp. (c)	4	17
Rambus Inc. (c)	8	107
RealNetworks Inc. (c)	2	8

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Red Hat Inc. (c)	5	381
Reis Inc.	1	14
RetailMeNot Inc. - Class A (c) (e)	2	13
Richardson Electronics Ltd. (e)	1	3
Rightside Group Ltd. (c) (e)	1	7
Rofin-Sinar Technologies Inc. (c) (e)	3	83
Rogers Corp. (c)	1	69
Rosetta Stone Inc. (c) (e)	2	11
Rovi Corp. (c) (e)	8	157
Rubicon Project Inc. (c) (e)	1	14
Ruckus Wireless Inc. (c) (e)	2	21
Rudolph Technologies Inc. (c)	2	33
Sabre Corp.	9	264
Salesforce.com Inc. (c)	6	459
SanDisk Corp. (e)	5	377
Sanmina Corp. (c)	7	171
ScanSource Inc. (c) (e)	2	92
Science Applications International Corp.	5	278
SciQuest Inc. (c)	1	11
SeaChange International Inc. (c)	2	12
Seagate Technology (e)	12	416
Semtech Corp. (c)	4	87
ServiceNow Inc. (c)	2	124
ServiceSource International Inc. (c) (e)	1	2
ShoreTel Inc. (c)	4	26
Shutterstock Inc. (c) (e)	1	38
Sigma Designs Inc. (c)	2	16
Silicon Laboratories Inc. (c)	2	112
Silver Spring Networks Inc. (c)	2	35
Skyworks Solutions Inc. (e)	6	461
Sonus Networks Inc. (c)	3	25
Splunk Inc. (c)	2	77
SS&C Technologies Holdings Inc.	3	210
Stamps.com Inc. (c) (e)	1	79
Stratasys Ltd. (c) (e)	3	78
SunPower Corp. (c) (e)	8	189
Super Micro Computer Inc. (c) (e)	3	116
Sykes Enterprises Inc. (c)	3	99
Symantec Corp.	34	631
Synaptics Inc. (c) (e)	4	283
Synchronoss Technologies Inc. (c)	3	96
SYNNEX Corp.	4	346
Synopsys Inc. (c)	7	326
Syntel Inc. (c)	5	260
Systemax Inc. (c) (e)	2	15
Tableau Software Inc. - Class A (c) (e)	1	41
Take-Two Interactive Software Inc. (c)	4	133
Tangoe Inc. (c) (e)	1	5
TE Connectivity Ltd.	12	724
Tech Data Corp. (c)	3	251
TechTarget Inc. (c)	1	5
TeleNav Inc. (c)	3	20
TeleTech Holdings Inc.	4	110
Teradata Corp. (c)	7	179
Teradyne Inc.	16	354
Tessco Technologies Inc.	1	11
Tessera Technologies Inc.	4	130
Texas Instruments Inc.	33	1,886
TiVo Inc. (c)	7	68
Total System Services Inc.	10	457
Transact Technologies Inc.	—	1
Travelport Worldwide Ltd. (e)	1	13
Travelzoo Inc. (c) (e)	—	2
Tremor Video Inc. (c)	1	2
Trimble Navigation Ltd. (c)	13	310
TTM Technologies Inc. (c)	8	52
Twitter Inc. (c) (e)	3	47
Tyler Technologies Inc. (c)	2	198
Ubiquiti Networks Inc. (c) (e)	6	205
Ultimate Software Group Inc. (c)	1	217
Ultra Clean Holdings Inc. (c) (e)	2	10
Ultratech Inc. (c) (e)	3	59
Unisys Corp. (c) (e)	4	30
United Online Inc (c)	2	18
Vantiv Inc. - Class A (c)	11	567
VASCO Data Security International Inc. (c) (e)	—	2
Veeco Instruments Inc. (c) (e)	3	64
VeriFone Systems Inc. (c)	10	273
Verint Systems Inc. (c)	2	60
VeriSign Inc. (c) (e)	4	325
ViaSat Inc. (c) (e)	4	285
Viavi Solutions Inc. (c)	14	96
Virtusa Corp. (c)	1	55
Visa Inc. - Class A	43	3,300
Vishay Intertechnology Inc. (e)	11	135
Vishay Precision Group Inc. (c)	1	10
VMware Inc. - Class A (c) (e)	1	68
Web.com Group Inc. (c)	5	104
WebMD Health Corp. (c) (e)	2	149
Westell Technologies Inc. - Class A (c)	3	4
Western Digital Corp.	9	427
Western Union Co.	22	429
WEX Inc. (c)	3	248
Workday Inc. - Class A (c) (e)	1	97
Xcerra Corp. (c)	2	13
Xerox Corp.	52	582
Xilinx Inc.	11	533
XO Group Inc. (c)	2	29
Xura Inc. (c)	1	19
Yahoo! Inc. (c)	12	434
Zebra Technologies Corp. - Class A (c)	2	140
Zillow Group Inc. - Class A (c) (e)	4	94
Zillow Group Inc. - Class C (c) (e)	1	35
Zixit Corp. (c)	3	13
Zynga Inc. - Class A (c)	59	135
		142,969
MATERIALS - 4.5%
A. Schulman Inc.	3	74
AEP Industries Inc.	1	44
Air Products & Chemicals Inc.	4	615
Airgas Inc.	6	804
Albemarle Corp.	4	252
Alcoa Inc.	51	491
Allegheny Technologies Inc.	7	120
American Vanguard Corp. (e)	3	47
AptarGroup Inc.	6	443
Ashland Inc.	3	352
Avery Dennison Corp.	8	612
Axiall Corp.	5	108
Balchem Corp. (e)	2	147
Ball Corp.	6	431
Bemis Co. Inc.	10	495
Berry Plastics Group Inc. (c)	7	244
Boise Cascade Co. (c)	3	68
Cabot Corp.	5	246
Calgon Carbon Corp. (e)	4	51
Carpenter Technology Corp.	4	131
Celanese Corp. - Class A	8	500
Century Aluminum Co. (c) (e)	7	48
CF Industries Holdings Inc.	17	541
Chase Corp.	1	29
Chemours Co. (e)	5	32
Chemtura Corp. (c)	7	193
Clearwater Paper Corp. (c)	2	85
Coeur d’Alene Mines Corp. (c) (e)	12	66

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Commercial Metals Co.	11	179
Compass Minerals International Inc. (e)	4	249
Core Molding Technologies Inc. (c)	1	10
Crown Holdings Inc. (c)	6	311
Deltic Timber Corp. (e)	—	28
Domtar Corp.	5	215
Dow Chemical Co.	34	1,735
E. I. du Pont de Nemours & Co.	19	1,214
Eagle Materials Inc.	4	257
Eastman Chemical Co.	12	900
Ecolab Inc.	7	782
Ferro Corp. (c)	4	43
Ferroglobe Plc (e)	5	43
Flotek Industries Inc. (c) (e)	2	11
FMC Corp. (e)	6	230
Freeport-McMoran Inc. - Class B (e)	33	340
FutureFuel Corp.	3	38
GCP Applied Technologies Inc. (c)	3	63
Graphic Packaging Holding Co.	35	452
Greif Inc. - Class A	2	70
Greif Inc. - Class B	1	25
Handy & Harman Ltd. (c)	—	14
Hawkins Inc.	1	26
Haynes International Inc.	1	41
HB Fuller Co.	4	154
Headwaters Inc. (c)	6	125
Hecla Mining Co.	26	72
Huntsman Corp.	23	308
Innophos Holdings Inc.	1	46
Innospec Inc.	2	85
International Flavors & Fragrances Inc. (e)	3	292
International Paper Co.	38	1,554
Intrepid Potash Inc. (c)	2	2
Kaiser Aluminum Corp.	1	93
KapStone Paper and Packaging Corp. (e)	10	140
KMG Chemicals Inc.	1	17
Koppers Holdings Inc. (c) (e)	2	52
Kraton Performance Polymers Inc. (c)	2	38
Kronos Worldwide Inc. (e)	3	19
Louisiana-Pacific Corp. (c) (e)	10	166
LSB Industries Inc. (c)	2	19
LyondellBasell Industries NV - Class A	13	1,071
Martin Marietta Materials Inc.	2	300
Materion Corp.	2	42
Mercer International Inc.	5	50
Minerals Technologies Inc.	3	165
Monsanto Co.	14	1,215
Mosaic Co.	16	436
Myers Industries Inc.	3	39
Neenah Paper Inc.	1	83
NewMarket Corp.	1	332
Newmont Mining Corp. (e)	26	704
Nucor Corp.	16	736
Olin Corp.	29	505
Olympic Steel Inc.	1	10
Omnova Solutions Inc. (c)	3	18
Owens-Illinois Inc. (c)	16	255
P.H. Glatfelter Co.	3	66
Packaging Corp. of America	10	596
Platform Specialty Products Corp. (c) (e)	14	122
PolyOne Corp.	8	234
PPG Industries Inc.	8	850
Praxair Inc.	9	1,081
Quaker Chemical Corp.	1	99
Rayonier Advanced Materials Inc.	1	10
Real Industry Inc. (c) (e)	2	17
Reliance Steel & Aluminum Co.	6	406
Rentech Inc. (c) (e)	—	1
Resolute Forest Products (c) (e)	6	35
Royal Gold Inc.	4	226
RPM International Inc.	5	258
Schnitzer Steel Industries Inc. - Class A	3	49
Schweitzer-Mauduit International Inc.	2	78
Scotts Miracle-Gro Co. - Class A	7	488
Sealed Air Corp.	9	429
Sensient Technologies Corp.	3	161
Sherwin-Williams Co.	3	754
Silgan Holdings Inc.	7	354
Sonoco Products Co.	10	490
Southern Copper Corp. (e)	4	115
Steel Dynamics Inc.	17	372
Stepan Co.	2	97
Stillwater Mining Co. (c) (e)	9	100
SunCoke Energy Inc.	5	33
TimkenSteel Corp. (e)	3	30
Trecora Resources (c) (e)	2	18
Tredegar Corp.	2	31
Tronox Ltd. - Class A (e)	4	27
United States Lime & Minerals Inc. (e)	—	18
United States Steel Corp. (e)	10	158
Universal Stainless & Alloy Products Inc. (c) (e)	1	7
US Concrete Inc. (c)	1	89
Valspar Corp.	5	578
Vulcan Materials Co.	6	624
Westlake Chemical Corp.	6	283
WestRock Co.	11	412
Worthington Industries Inc.	4	132
WR Grace & Co. (c)	3	225
		33,841
TELECOMMUNICATION SERVICES - 2.7%
8x8 Inc. (c)	1	7
Alaska Communications Systems Group Inc. (c)	3	5
AT&T Inc.	208	8,138
Atlantic Tele-Network Inc. (e)	1	90
Boingo Wireless Inc. (c) (e)	2	12
CenturyLink Inc. (e)	40	1,286
Cincinnati Bell Inc. (c) (e)	17	64
Cogent Communications Holdings Inc. (e)	3	131
Consolidated Communications Holdings Inc. (e)	5	126
Fairpoint Communications Inc. (c) (e)	1	15
Frontier Communications Corp. (e)	60	334
General Communication Inc. - Class A (c)	3	63
Hawaiian Telcom Holdco Inc. (c)	1	23
IDT Corp. - Class B	2	33
Inteliquent Inc.	3	51
Intelsat SA (c) (e)	3	8
Level 3 Communications Inc. (c)	13	667
Lumos Networks Corp. (c)	2	31
NTELOS Holdings Corp. (c) (e)	1	14
ORBCOMM Inc. (c) (e)	6	56
SBA Communications Corp. (c)	4	421
Shenandoah Telecommunications Co.	4	117
Spok Holdings Inc.	2	27
Sprint Corp. - Class A (c) (e)	29	102
T-Mobile US Inc. (c)	9	349
Telephone & Data Systems Inc.	9	266
US Cellular Corp. (c) (e)	2	97
Verizon Communications Inc.	143	7,721
Vonage Holdings Corp. (c)	15	70
Windstream Holdings Inc. (e)	10	77
		20,401

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UTILITIES - 3.6%
AES Corp.	21	253
AGL Resources Inc.	9	572
Allete Inc.	4	222
Alliant Energy Corp.	4	285
Ameren Corp.	8	378
American Electric Power Co. Inc.	11	727
American States Water Co. (e)	3	114
American Water Works Co. Inc.	6	387
Aqua America Inc. (e)	13	420
Artesian Resources Corp. - Class A (e)	1	26
Atmos Energy Corp.	8	565
Avangrid Inc.	4	152
Avista Corp.	5	199
Black Hills Corp. (e)	4	238
California Water Service Group (e)	4	106
Calpine Corp. (c)	36	544
CenterPoint Energy Inc.	13	280
Chesapeake Utilities Corp.	1	71
Cleco Corp.	4	232
CMS Energy Corp.	9	370
Connecticut Water Services Inc. (e)	1	34
Consolidated Edison Inc. (e)	9	660
Consolidated Water Co. Ltd. (e)	2	22
Delta Natural Gas Co. Inc.	—	2
Dominion Resources Inc. (e)	13	1,003
DTE Energy Co.	5	449
Duke Energy Corp.	16	1,255
Dynegy Inc. (c)	9	125
Edison International	7	527
El Paso Electric Co.	3	154
Empire District Electric Co.	3	112
Entergy Corp.	5	430
Eversource Energy	9	514
Exelon Corp.	21	745
FirstEnergy Corp.	13	472
Genie Energy Ltd. - Class B (e)	2	15
Great Plains Energy Inc.	12	374
Hawaiian Electric Industries Inc.	6	198
IDACORP Inc.	4	299
ITC Holdings Corp.	11	494
Laclede Group Inc. (e)	3	235
MDU Resources Group Inc.	13	263
MGE Energy Inc.	3	145
Middlesex Water Co.	1	36
National Fuel Gas Co. (e)	6	277
New Jersey Resources Corp.	7	246
NextEra Energy Inc.	10	1,227
NiSource Inc.	23	543
Northwest Natural Gas Co.	2	124
NorthWestern Corp.	4	228
NRG Energy Inc.	9	115
NRG Yield Inc. - Class A (e)	3	35
NRG Yield Inc. - Class C (e)	4	61
OGE Energy Corp.	8	218
ONE Gas Inc.	4	252
Ormat Technologies Inc. (e)	3	117
Otter Tail Corp. (e)	3	82
Pattern Energy Group Inc. - Class A (e)	5	98
PG&E Corp.	11	664
Piedmont Natural Gas Co. Inc.	6	340
Pinnacle West Capital Corp.	3	260
PNM Resources Inc.	6	204
Portland General Electric Co.	7	266
PPL Corp.	15	580
Public Service Enterprise Group Inc.	11	524
Questar Corp.	13	319
SCANA Corp.	4	283
Sempra Energy	5	500
SJW Corp.	1	51
South Jersey Industries Inc.	6	158
Southern Co.	21	1,063
Southwest Gas Corp.	4	242
Talen Energy Corp. (c)	2	15
TECO Energy Inc.	17	472
UGI Corp.	16	643
Unitil Corp.	1	49
Vectren Corp.	6	327
WEC Energy Group Inc.	8	494
Westar Energy Inc.	9	432
WGL Holdings Inc.	4	279
Xcel Energy Inc.	11	443
York Water Co. (e)	1	24
		26,959
Total Common Stocks (cost $653,131)		744,713

RIGHTS - 0.0%
Casa Lay (c) (f) (p) (q)	14	14
Community Health Systems Inc. (c)	8	—
Dyax Corp. (c) (f) (p) (q)	3	3
Property Development Center (c) (f) (p) (q)	14	1
Vince Holding Corp. (c) (f)	1	—
Total Rights (cost $18)		18

SHORT TERM INVESTMENTS - 5.4%
Investment Company - 0.5%
JNL Money Market Fund, 0.29% (a) (h)	3,402	3,402
Securities Lending Collateral - 4.9%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	36,826	36,826
Total Short Term Investments (cost $40,228)		40,228
Total Investments - 104.9% (cost $693,377)		784,959
Other Assets and Liabilities, Net - (4.9%)		(36,348)
Total Net Assets - 100.0%		$748,611

JNL/DoubleLine Shiller Enhanced CAPE Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 20.3%
Alternative Loan Trust REMIC
6.00%, 08/25/36	$2,338	$2,158
6.50%, 10/25/36	1,890	1,738
Anchorage Capital CLO 5 Ltd., 2.22%, 10/15/26 (i) (r)	1,000	990
Apidos CLO XX, 2.97%, 01/19/27 (i) (r)	1,000	978
ARES XII CLO Ltd., 1.26%, 11/25/20 (i) (r)	261	257
Avalon IV Capital Ltd., 1.79%, 04/17/23 (i) (r)	855	850
Baker Street Funding CLO Ltd., 1.08%, 12/15/18 (i) (r)	1,000	980
Banc of America Alternative Loan Trust REMIC
6.00%, 11/25/35	1,895	1,780
6.50%, 02/25/36	1,486	1,395
Banc of America Commercial Mortgage Trust REMIC, 5.45%, 09/10/16	137	139
Battalion CLO Ltd., 1.42%, 07/14/22 (i) (r)	1,000	944
BBCMS Trust REMIC, 4.28%, 09/10/20 (i) (r)	425	416
Bear Stearns Commercial Mortgage Securities, 5.58%, 09/11/41 (i)	400	404
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.54%, 07/11/16	279	280

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
BlueMountain CLO Ltd.
2.04%, 11/20/24 (i) (r)	1,000	994
1.82%, 05/15/25 (i) (r)	1,000	981
2.10%, 10/15/26 (i) (r)	1,000	995
2.71%, 01/20/27 (i) (r)	500	496
3.66%, 01/20/27 (i) (r)	500	482
2.87%, 04/13/27 (i) (r)	500	486
4.17%, 07/18/27 (i) (r)	500	415
1.81%, 10/20/27 (i) (r)	500	498
Carlyle Global Market Strategies CLO Ltd.
2.01%, 01/20/25 (i) (r)	1,000	993
2.37%, 04/18/25 (i) (r)	1,000	963
Carlyle High Yield Partners X Ltd., 0.50%, 04/19/22 (i) (r)	611	596
Cent CLO 21 Ltd., 2.11%, 07/27/26 (i) (r)	500	494
CFCRE Commercial Mortgage Trust Interest Only REMIC, 1.10%, 12/12/25 (i)	5,144	402
Citigroup Commercial Mortgage Trust REMIC
5.70%, 06/10/17 (i)	575	581
3.14%, 12/10/24	461	470
4.65%, 11/10/25	311	288
6.14%, 12/10/49 (i)	420	429
Interest Only, 0.91%, 11/10/48 (i)	4,058	236
Interest Only, 1.36%, 02/10/49 (i)	4,350	410
CitiMortgage Alternative Loan Trust REMIC, 6.00%, 07/25/36	2,235	1,972
Clydesdale CLO Ltd., 2.07%, 12/19/18 (i) (r)	1,000	949
ColumbusNova CLO IV Ltd., 1.87%, 10/15/21 (i) (r)	1,000	975
COMM Mortgage Trust REMIC
2.79%, 06/11/16 (i) (r)	683	668
4.65%, 12/10/25 (i)	450	441
Interest Only, 1.07%, 10/10/48 (i)	5,386	382
Commercial Mortgage Pass-Through Certificates REMIC
3.94%, 06/11/19 (i) (r)	585	578
4.65%, 10/10/25 (i)	306	296
Credit Suisse Commercial Mortgage Trust REMIC
6.14%, 06/15/16 (i)	361	362
5.51%, 09/15/16	361	364
5.94%, 07/15/17 (i)	400	400
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 12/25/35	1,881	1,781
Credit Suisse Mortgage Capital Certificates REMIC, 5.69%, 07/15/17 (i)	251	259
CSAIL Commercial Mortgage Trust REMIC, 4.59%, 11/18/25 (i)	309	288
CSMC Trust REMIC, 3.29%, 08/15/17 (i) (r)	500	480
Deutsche Alt-A Securities Mortgage Loan Trust REMIC, 0.73%, 09/25/47 (i)	2,808	2,134
Dorchester Park CLO Ltd., 3.82%, 01/20/27 (i) (r)	1,000	991
Dryden 33 Senior Loan Fund, 2.62%, 07/15/26 (i) (r)	1,000	959
Flatiron CLO Ltd., 0.85%, 10/15/21 (i) (r)	505	495
Galaxy XV CLO Ltd.
1.87%, 04/15/25 (i) (r)	1,000	990
2.47%, 04/15/25 (i) (r)	1,000	962
GE Commercial Mortgage Corp Series Trust REMIC, 5.61%, 12/10/49 (i)	500	494
Greenwich Capital Commercial Funding Corp. REMIC, 5.48%, 02/10/17	400	406
GS Mortgage Securities Trust REMIC
5.79%, 05/10/17 (i)	440	453
4.51%, 11/10/47 (i) (r)	201	154
Interest Only, 1.38%, 10/10/25 (i)	3,491	318
Interest Only, 1.18%, 04/10/47 (i)	10,753	663
Interest Only, 0.88%, 09/10/47 (i)	10,609	522
Interest Only, 0.84%, 11/10/48 (i)	5,739	349
Home Equity Loan Trust REMIC, 0.59%, 04/25/37 (i)	3,000	2,539
ING IM CLO Ltd., 1.83%, 03/14/22 (i) (r)	309	308
JPMBB Commercial Mortgage Securities Trust REMIC
4.67%, 10/15/25 (i)	420	373
4.62%, 11/15/25 (i)	359	329
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
6.07%, 01/12/18	384	400
5.37%, 05/15/47	408	410
5.70%, 02/12/49 (i)	415	424
6.01%, 02/15/51 (i)	350	365
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.47%, 02/12/17 (i)	400	406
5.74%, 05/15/17 (i)	318	325
5.74%, 06/15/17 (i)	411	406
5.88%, 09/12/17 (i)	500	523
5.94%, 11/15/17 (i)	413	420
6.08%, 02/12/51 (i)	400	389
Interest Only, 1.16%, 01/15/49 (i)	5,002	346
LB Commercial Mortgage Trust REMIC, 5.90%, 06/15/17 (i) (r)	410	424
LB-UBS Commercial Mortgage Trust REMIC
5.46%, 01/15/17	244	248
5.48%, 02/15/40	500	499
LCM LP, 2.12%, 07/15/26 (i) (r)	1,000	996
Madison Park Funding IV Ltd., 0.92%, 03/22/21 (i) (r)	500	484
Madison Park Funding XV Ltd., 3.02%, 01/27/26 (i) (r)	1,000	981
Madison Park Funding XVI Ltd., 3.62%, 04/20/26 (i) (r)	1,000	982
MarketPlace Loan Trust, 4.00%, 10/15/21 (r)	671	659
Merrill Lynch Mortgage Trust REMIC
5.84%, 07/12/17 (i)	411	402
5.76%, 05/12/39 (i)	346	340
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.53%, 09/15/25 (i)	420	394
3.06%, 10/15/25 (r)	550	359
3.24%, 11/15/25 (r)	297	193
4.54%, 11/15/25 (i)	207	191
Interest Only, 1.30%, 01/15/26 (i)	4,640	409
Morgan Stanley Capital I Inc., 3.44%, 11/15/17 (i) (r)	315	314
Morgan Stanley Capital I Trust REMIC
5.69%, 04/15/17 (i)	459	470
5.87%, 10/15/42 (i)	339	338
5.41%, 03/15/44	125	129
Interest Only, 0.99%, 12/15/48 (i)	4,990	347
Nautique Funding II CLO Ltd., 1.37%, 04/17/21 (i) (r)	1,065	1,001
Nautique Funding Ltd., 1.01%, 04/15/20 (i) (r)	1,000	968
NYLIM Flatiron CLO Ltd., 0.94%, 08/08/20 (i) (r)	1,000	980
OZLM VI Ltd., 2.77%, 04/17/26 (i) (r)	1,000	964
Race Point CLO Ltd., 2.04%, 11/08/24 (i) (r)	1,000	992
RALI Trust REMIC, 6.00%, 09/25/36	2,393	1,949
Residential Asset Securitization Trust REMIC
5.75%, 02/25/36	1,543	1,432
6.00%, 05/25/36	1,815	1,358
RFMSI Trust REMIC, 6.00%, 04/25/36	2,184	2,049
Silverado CLO II Ltd., 0.86%, 10/16/20 (i) (r)	458	450
SpringCastle America Funding LLC, 2.70%, 05/25/23 (r)	2,112	2,103

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Symphony CLO VIII LP, 1.72%, 01/09/23 (i) (r)	680	677
Symphony CLO XI Ltd., 1.92%, 01/17/25 (i) (r)	1,000	985
Venture CDO Ltd.
2.12%, 04/15/26 (i) (r)	1,000	986
2.10%, 07/15/26 (i) (r)	2,500	2,480
Wachovia Bank Commercial Mortgage Trust REMIC
5.90%, 05/15/16 (i)	408	407
5.41%, 12/15/43 (i)	420	413
5.66%, 03/15/45 (i)	42	42
5.95%, 02/15/51 (i)	500	517
5.95%, 02/15/51 (i)	190	187
Wells Fargo & Co. Interest Only REMIC, 1.04%, 12/15/48 (i)	5,119	358
Wells Fargo Alternative Loan Trust REMIC, 6.25%, 07/25/37	1,931	1,732
Wells Fargo Commercial Mortgage Trust REMIC
3.94%, 06/15/24 (r)	325	241
4.61%, 11/15/25 (i)	400	380
3.60%, 11/18/25 (i)	375	272
4.60%, 11/18/25 (i)	310	295
3.81%, 12/15/25	363	391
4.54%, 09/15/58 (i)	302	288
4.72%, 01/15/59 (i)	311	293
Interest Only, 1.12%, 07/15/25 (i)	4,489	347
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.74%, 08/25/37 (i)	2,159	1,943
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.27%, 03/15/47 (i)	6,406	401
Interest Only, 1.18%, 08/15/47 (i)	3,335	220
Interest Only, 1.99%, 03/15/59 (f) (i)	2,885	348
Total Non-U.S. Government Agency Asset- Backed Securities (cost $91,146)		90,174

CORPORATE BONDS AND NOTES - 10.7%
CONSUMER DISCRETIONARY - 0.5%
Amazon.com Inc., 2.60%, 12/05/19	340	354
Comcast Corp., 6.50%, 01/15/17	335	349
Globo Comunicacao e Participacoes SA, 5.31%, 05/11/22 (k)	400	396
Home Depot Inc., 2.00%, 06/15/19	240	246
Newell Rubbermaid Inc., 2.60%, 03/29/19 (l)	305	309
Thomson Reuters Corp., 1.30%, 02/23/17	225	225
TV Azteca SAB de CV, 7.50%, 05/25/18	300	192
		2,071
CONSUMER STAPLES - 0.8%
Cencosud SA, 5.50%, 01/20/21	400	427
CVS Health Corp., 1.90%, 07/20/18	305	310
General Mills Inc., 2.20%, 10/21/19	315	320
HJ Heinz Co., 2.00%, 07/02/18 (r)	355	358
Kroger Co., 6.40%, 08/15/17	205	219
Marfrig Holding Europe BV, 6.88%, 06/24/19	300	285
Minerva Luxembourg SA, 8.75%, (callable at 100 beginning 04/03/19) (m)	300	280
PepsiCo Inc., 2.15%, 10/14/20	255	262
Philip Morris International Inc., 5.65%, 05/16/18	302	331
Procter & Gamble Co., 1.60%, 11/15/18	345	350
Reynolds American Inc., 3.25%, 06/12/20	195	204
		3,346
ENERGY - 0.8%
BP Capital Markets Plc, 1.67%, 02/13/18	224	224
Chevron Corp.
1.37%, 03/02/18	151	152
1.79%, 11/16/18	152	154
ConocoPhillips Co., 1.05%, 12/15/17	225	222
Delek & Avner Tamar Bond Ltd., 4.44%, 12/30/20 (r)	400	402
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	775	798
Oleoducto Central SA, 4.00%, 05/07/21	200	190
ONGC Videsh Ltd., 3.25%, 07/15/19	600	608
Petroleos Mexicanos
3.50%, 07/18/18	400	405
5.50%, 01/21/21	200	208
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	400	405
		3,768
FINANCIALS - 5.3%
Agromercantil Senior Trust, 6.25%, 04/10/19	400	412
American Express Credit Corp., 1.80%, 07/31/18	855	859
American Honda Finance Corp., 1.70%, 02/22/19	315	318
Anheuser-Busch InBev Finance Inc., 1.90%, 02/01/19	355	360
Banco Continental SAECA, 8.88%, 10/15/17	400	404
Banco de Credito del Peru, 6.13%, 04/24/27 (i)	400	426
Banco Mercantil del Norte SA, 6.86%, 10/13/21 (i)	500	502
Banco Regional SAECA, 8.13%, 01/24/19	200	206
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 5.95%, 01/30/24	400	413
Bancolombia SA, 6.13%, 07/26/20	400	422
Bank of America Corp., 2.00%, 01/11/18	1,090	1,095
Bank of Montreal, 1.80%, 07/31/18	350	351
BB&T Corp.
2.15%, 03/22/17	225	227
2.25%, 02/01/19	125	127
BBVA Bancomer SA, 6.01%, 05/17/22 (i)	1,400	1,417
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	345	348
1.70%, 03/15/19	35	36
Boston Properties LP, 5.88%, 10/15/19	350	392
Caterpillar Financial Services Corp., 1.70%, 06/16/18	845	852
Citigroup Inc., 2.05%, 12/07/18	1,080	1,085
Corp. Financiera de Desarrollo SA, 3.25%, 07/15/19	200	204
Corpbanca SA, 3.88%, 09/22/19	250	256
Daimler Finance North America LLC
1.65%, 03/02/18 (r)	350	350
2.25%, 03/02/20 (r)	500	503
DBS Bank Ltd., 3.62%, 09/21/22	200	205
ENA Norte Trust, 4.95%, 04/25/23	428	437
Global Bank Corp., 5.13%, 10/30/19	500	507
Goldman Sachs Group Inc., 2.90%, 07/19/18	573	586
Grupo Aval Ltd., 5.25%, 02/01/17	200	204
GrupoSura Finance SA, 5.70%, 05/18/21	261	270
Guanay Finance Ltd., 6.00%, 12/15/20	478	463
John Deere Capital Corp., 1.60%, 07/13/18	349	352
JPMorgan Chase & Co., 2.25%, 01/23/20	855	862
McGraw-Hill Financial Inc., 2.50%, 08/15/18	325	329
Metropolitan Life Global Funding I, 1.50%, 01/10/18 (r)	300	300
Morgan Stanley, 2.45%, 02/01/19	1,085	1,101
MUFG Americas Holdings Corp., 1.63%, 02/09/18	325	324
National Rural Utilities Cooperative Finance Corp., 2.30%, 11/15/19	255	261

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24	1,100	1,142
Peru Enhanced Pass-Through Finance Ltd., 0.00%, 05/31/18 (j)	323	309
Royal Bank of Canada, 2.00%, 12/10/18	940	949
Simon Property Group LP, 2.15%, 09/15/17	345	349
Tanner Servicios Financieros SA, 4.38%, 03/13/18	300	293
Toronto-Dominion Bank, 1.75%, 07/23/18	350	352
Toyota Motor Credit Corp.
1.55%, 07/13/18	400	404
1.70%, 02/19/19	180	182
United Overseas Bank Ltd., 3.75%, 09/19/24 (i)	1,100	1,133
Wells Fargo & Co., 2.10%, 05/08/17	345	349
Westpac Banking Corp., 1.95%, 11/23/18	310	313
		23,541
HEALTH CARE - 0.8%
AbbVie Inc., 1.80%, 05/14/18	355	357
Cardinal Health Inc., 1.95%, 06/15/18	345	347
Celgene Corp., 2.13%, 08/15/18	845	855
Covidien International Finance SA, 6.00%, 10/15/17	315	338
Express Scripts Holding Co., 2.65%, 02/15/17	395	400
Laboratory Corp. of America Holdings, 2.50%, 11/01/18	345	348
McKesson Corp., 1.29%, 03/10/17	320	321
Thermo Fisher Scientific Inc., 2.15%, 12/14/18	235	236
WellPoint Inc.
1.88%, 01/15/18	225	226
2.30%, 07/15/18	115	116
Zimmer Biomet Holdings Inc., 1.45%, 04/01/17	218	218
		3,762
INDUSTRIALS - 0.3%
Aeropuertos Dominicanos Siglo XXI SA, 9.75%, 11/13/19 (k)	200	211
Hutchison Whampoa International 12 Ltd., 6.00%, (callable at 100 beginning 05/07/17) (m)	400	413
United Technologies Corp., 1.78%, 05/04/18 (k)	400	401
Waste Management Inc., 6.10%, 03/15/18	205	224
		1,249
INFORMATION TECHNOLOGY - 0.3%
Apple Inc., 1.70%, 02/22/19	135	137
Cisco Systems Inc., 1.65%, 06/15/18	265	269
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (r)	425	432
Oracle Corp.
2.38%, 01/15/19	50	52
2.25%, 10/08/19	295	305
Xerox Corp., 2.95%, 03/15/17	220	221
		1,416
MATERIALS - 0.7%
Codelco, 3.88%, 11/03/21	200	205
Corp. Nacional del Cobre de Chile, 3.75%, 11/04/20	400	418
Freeport-McMoRan Copper & Gold Inc., 2.38%, 03/15/18	400	354
Inversiones CMPC SA, 4.75%, 01/19/18	400	413
Sociedad Quimica y Minera de Chile SA, 5.50%, 04/21/20	1,000	1,036
Southern Copper Corp., 3.50%, 11/08/22	300	289
Volcan Cia Minera SAA, 5.38%, 02/02/22	300	228
		2,943
TELECOMMUNICATION SERVICES - 0.5%
AT&T Inc., 2.30%, 03/11/19	315	322
British Telecommunications Plc, 5.95%, 01/15/18	585	631
Comcel Trust via Comunicaciones Celulares SA, 6.88%, 02/06/24	200	187
Digicel Group Ltd., 8.25%, 09/30/20	400	343
Orange SA, 2.75%, 02/06/19	346	357
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	200	196
		2,036
UTILITIES - 0.7%
AES Gener SA, 5.25%, 08/15/21	400	424
Comision Federal de Electricidad, 4.88%, 05/26/21	400	421
Duke Energy Corp., 1.63%, 08/15/17	340	341
Empresa de Energia de Bogota SA ESP, 6.13%, 11/10/21	400	414
Empresas Publicas de Medellin ESP, 7.63%, 07/29/19	300	340
Inkia Energy Ltd., 8.38%, 04/04/21	400	398
Israel Electric Corp. Ltd., 5.63%, 06/21/18	400	425
Southern Co., 2.45%, 09/01/18	355	361
		3,124
Total Corporate Bonds and Notes (cost $47,176)		47,256

GOVERNMENT AND AGENCY OBLIGATIONS - 18.0%
GOVERNMENT SECURITIES - 18.0%
Sovereign - 0.2%
Colombia Government International Bond, 4.38%, 07/12/21	500	521
Mexico Government International Bond, 3.50%, 01/21/21	450	466
		987
U.S. Treasury Securities - 17.8%
U.S. Treasury Note
3.13%, 01/31/17	11,600	11,840
0.88%, 07/15/17 - 07/15/18	26,200	26,254
1.00%, 09/15/17 - 09/15/18	27,800	27,929
0.75%, 04/15/18	12,800	12,797
		78,820
Total Government and Agency Obligations (cost $79,601)		79,807

SHORT TERM INVESTMENTS - 48.1%
Investment Company - 48.1%
JNL Money Market Fund, 0.29% (a) (h)	213,022	213,022
Total Short Term Investments (cost $213,022)		213,022
Total Investments - 97.1% (cost $430,945)		430,259
Other Assets and Liabilities, Net - 2.9%		12,901
Total Net Assets - 100.0%		$443,160

JNL/Eastspring Investments Asia ex-Japan Fund

COMMON STOCKS - 98.9%
CHINA - 27.9%
Baidu.com - ADR - Class A (c)	13	$2,481
Bank of China Ltd. - Class H	6,959	2,889
China Construction Bank Corp. - Class H	6,656	4,261

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
China Merchants Bank Co. Ltd. - Class H	959	2,019
China Merchants Holdings International Co. Ltd.	592	1,760
China Mobile Ltd.	381	4,220
China Overseas Land & Investment Ltd.	390	1,235
China Pacific Insurance Group Co. Ltd. - Class H	407	1,529
China Resources Power Holdings Co. Ltd.	1,010	1,889
China Shenhua Energy Co. Ltd. - Class H	720	1,133
Dongfeng Motor Group Co. Ltd. - Class H	1,430	1,788
Hollysys Automation Technologies Ltd. (c) (e)	44	935
Huabao International Holdings Ltd. (c)	1,302	492
Parkson Retail Group Ltd.	2,100	225
Tencent Holdings Ltd.	188	3,835
		30,691
HONG KONG - 15.8%
AIA Group Ltd.	212	1,206
BOC Hong Kong Holdings Ltd.	466	1,391
CK Hutchison Holdings Ltd.	54	702
Hengan International Group Co. Ltd.	194	1,685
Jardine Matheson Holdings Ltd.	36	2,025
Li & Fung Ltd.	1,680	995
Longfor Properties Co. Ltd.	426	605
Sino Land Co.	1,198	1,903
Standard Chartered Plc	285	1,891
Sun Hung Kai Properties Ltd.	202	2,466
Wharf Holdings Ltd.	447	2,449
		17,318
INDIA - 6.4%
Cairn India Ltd.	316	734
Housing Development Finance Corp.	125	2,086
Infosys Ltd.	151	2,780
Reliance Industries Ltd.	42	667
Tata Motors Ltd. - Class A (c)	184	800
		7,067
INDONESIA - 2.8%
Bank Negara Indonesia Persero Tbk PT	2,496	979
Bank Rakyat Indonesia Persero Tbk PT	1,224	1,053
Perusahaan Gas Negara PT	5,414	1,067
		3,099
MACAU - 1.0%
Sands China Ltd.	256	1,045

MALAYSIA - 2.5%
AMMB Holdings Bhd	410	483
CIMB Group Holdings Bhd	832	1,034
Genting Malaysia Bhd	1,039	1,209
		2,726
PHILIPPINES - 0.4%
First Gen Corp.	884	425

SINGAPORE - 7.6%
CapitaLand Ltd.	596	1,356
DBS Group Holdings Ltd.	156	1,774
Noble Group Ltd. (c)	6,292	2,050
Oversea-Chinese Banking Corp. Ltd.	220	1,441
Singapore Telecommunications Ltd.	627	1,775
		8,396
SOUTH KOREA - 17.1%
Hana Financial Group Inc.	87	1,894
Hyundai Motor Co.	25	3,311
Hyundai Steel Co.	21	1,016
KT Corp.	50	1,286
LG Corp.	38	2,297
Samsung Electronics Co. Ltd.	6	7,368
SK Innovation Co. Ltd.	11	1,684
		18,856
TAIWAN - 14.1%
Chinatrust Financial Holding Co. Ltd.	2,537	1,340
Compal Electronics Inc.	2,265	1,421
Hon Hai Precision Industry Co. Ltd.	1,195	3,146
MediaTek Inc.	114	874
Nan Ya Plastics Corp.	347	729
Taiwan Semiconductor Manufacturing Co. Ltd.	1,350	6,732
Uni-President Enterprises Corp.	746	1,310
		15,552
THAILAND - 3.3%
Bangkok Bank PCL	388	2,002
Kasikornbank PCL	151	751
PTT PCL	108	859
		3,612
Total Common Stocks (cost $125,812)		108,787

SHORT TERM INVESTMENTS - 1.6%
Investment Company - 0.8%
JNL Money Market Fund, 0.29% (a) (h)	919	919
Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	869	869
Total Short Term Investments (cost $1,788)		1,788
Total Investments - 100.5% (cost $127,600)		110,575
Other Assets and Liabilities, Net - (0.5%)		(553)
Total Net Assets - 100.0%		$110,022

JNL/Eastspring Investments China-India Fund

COMMON STOCKS - 97.4%
CHINA - 42.7%
AAC Technologies Holdings Inc.	899	$6,870
Baidu.com - ADR - Class A (c)	42	7,998
Bank of China Ltd. - Class H	20,359	8,452
China Construction Bank Corp.	22,323	14,290
China Jinmao Holdings Group Ltd.	11,940	3,322
China Merchants Bank Co. Ltd.	1,003	2,110
China Mobile Ltd.	1,658	18,362
China Pacific Insurance Group Co. Ltd. - Class H	1,426	5,356
China Petroleum & Chemical Corp. - Class H	12,862	8,355
China Unicom Hong Kong Ltd.	4,595	6,051
Chow Tai Fook Jewellery Group Ltd.	4,953	3,096
Fosun International Ltd.	3,970	5,656
Industrial & Commercial Bank of China Ltd. - Class H	23,141	12,963
Ping An Insurance Group Co. of China Ltd. - Class H	1,706	8,187
Shenzhou International Group Holdings Ltd.	308	1,678
Tencent Holdings Ltd.	1,011	20,665
Tingyi Cayman Islands Holding Corp.	2,874	3,211
Travelsky Technology Ltd. - Class H	4,408	7,226
		143,848
HONG KONG - 4.9%
GCL - Poly Energy Holdings	16,479	2,723
Geely Automobile Holdings Ltd. (e)	8,680	4,305

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Guangdong Investment Ltd.	2,500	3,161
Hengan International Group Co. Ltd. (e)	566	4,926
Hua Hong Semiconductor Ltd. (c)	238	238
Lenovo Group Ltd. (e)	1,532	1,194
		16,547
INDIA - 49.8%
Adani Port and Special Economic Zone Ltd.	2,141	8,003
Aditya Birla Fashion and Retail Ltd. (c)	846	1,864
Aditya Birla Nuvo Ltd.	88	1,093
Bank of Baroda	3,150	6,986
Bharat Petroleum Corp. Ltd.	571	7,790
Bharti Airtel Ltd.	1,316	6,969
Bharti Infratel Ltd.	284	1,636
Cairn India Ltd.	2,646	6,145
Cipla Ltd.	573	4,432
Coal India Ltd.	1,246	5,491
Container Corp. of India Ltd.	193	3,629
Dr. Reddy’s Laboratories Ltd.	175	8,006
HCL Technologies Ltd.	179	2,203
Housing Development Finance Corp.	637	10,633
ICICI Bank Ltd.	204	732
Idea Cellular Ltd.	1,255	2,088
Infosys Ltd.	1,416	26,010
ITC Ltd.	1,450	7,186
Larsen & Toubro Ltd.	469	8,614
LIC Housing Finances Ltd.	1,094	8,148
Mahindra & Mahindra Financial Services Ltd.	785	2,894
Marico Ltd.	948	3,497
Mphasis Ltd.	849	6,300
Oil & Natural Gas Corp. Ltd.	375	1,213
Reliance Industries Ltd.	345	5,445
Rural Electrification Corp. Ltd.	518	1,298
Tata Consultancy Services Ltd.	198	7,542
Tata Motors Ltd. - Class A (c)	1,935	8,423
Tata Motors Ltd. (c)	649	3,781
		168,051
Total Common Stocks (cost $344,907)		328,446

SHORT TERM INVESTMENTS - 0.7%
Investment Company - 0.6%
JNL Money Market Fund, 0.29% (a) (h)	1,992	1,992
Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	182	182
Total Short Term Investments (cost $2,174)		2,174
Total Investments - 98.1% (cost $347,081)		330,620
Other Assets and Liabilities, Net - 1.9%		6,380
Total Net Assets - 100.0%		$337,000

JNL/Franklin Templeton Global Growth Fund

COMMON STOCKS - 97.1%
BRAZIL - 0.6%
Petroleo Brasileiro SA - ADR (c)	1,261	$5,710

CHINA - 2.4%
China Life Insurance Co. Ltd.	4,397	10,805
China Mobile Ltd.	446	4,939
China Telecom Corp. Ltd. - ADR - Class H (e)	146	7,648
		23,392
FRANCE - 7.5%
AXA SA	466	10,925
BNP Paribas SA	264	13,284
Compagnie Generale des Etablissements Michelin	102	10,373
Credit Agricole SA	1,045	11,305
Sanofi SA	144	11,556
Technip SA	86	4,782
Total SA	224	10,176
		72,401
GERMANY - 5.4%
Deutsche Lufthansa AG (c)	1,052	16,971
Merck KGaA	143	11,874
Metro AG (e)	429	13,283
Siemens AG	96	10,115
		52,243
HONG KONG - 1.0%
Kunlun Energy Co. Ltd. (e)	11,533	10,034

INDIA - 0.7%
Hero Honda Motors Ltd.	155	6,887

IRELAND - 3.3%
Allergan Plc (c)	66	17,824
CRH Plc	493	13,922
		31,746
ISRAEL - 1.9%
Teva Pharmaceutical Industries Ltd. - ADR	335	17,923

ITALY - 2.3%
ENI SpA	652	9,842
UniCredit SpA	3,340	12,042
		21,884
JAPAN - 3.8%
Konica Minolta Holdings Inc.	744	6,306
Nissan Motor Co. Ltd. (e)	1,307	12,084
SoftBank Group Corp.	244	11,656
Toshiba Corp. (c) (e)	3,457	6,722
		36,768
NETHERLANDS - 5.9%
Aegon NV	2,125	11,678
Akzo Nobel NV	138	9,377
ING Groep NV - CVA	1,022	12,229
Qiagen NV (c)	213	4,743
Royal Dutch Shell Plc - Class B	775	18,860
		56,887
PORTUGAL - 1.0%
Galp Energia SGPS SA (e)	794	9,975

RUSSIAN FEDERATION - 0.9%
MMC Norilsk Nickel - ADR	669	8,617

SINGAPORE - 1.9%
DBS Group Holdings Ltd.	666	7,587
Singapore Telecommunications Ltd.	3,809	10,782
		18,369
SOUTH KOREA - 6.4%
Hyundai Motor Co.	125	16,732
KB Financial Group Inc. - ADR	290	7,996
Samsung Electronics Co. Ltd. - GDR	66	37,286
		62,014
SPAIN - 1.4%
Telefonica SA	1,202	13,431

SWEDEN - 1.2%
Getinge AB - Class B (e)	483	11,117

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SWITZERLAND - 3.5%
Credit Suisse Group AG	684	9,665
Glencore Plc	6,029	13,556
Roche Holding AG	45	11,003
		34,224
THAILAND - 0.3%
Bangkok Bank PCL - NVDR	555	2,836

TURKEY - 1.1%
Turkcell Iletisim Hizmetleri A/S - ADR (e)	1,017	10,693

UNITED KINGDOM - 10.0%
BAE Systems Plc	1,642	11,975
BP Plc	2,036	10,184
GlaxoSmithKline Plc	229	4,639
HSBC Holdings Plc	2,248	13,980
Kingfisher Plc	1,542	8,318
Serco Group Plc (c)	2,418	3,557
Sky Plc	656	9,645
Standard Chartered Plc	2,106	14,245
Tesco Plc (c)	4,673	12,834
Vodafone Group Plc	2,282	7,250
		96,627
UNITED STATES OF AMERICA - 34.6%
Alphabet Inc. - Class A (c)	18	13,610
American International Group Inc.	242	13,075
Amgen Inc.	127	19,022
Apache Corp.	307	14,972
Baker Hughes Inc.	195	8,550
Capital One Financial Corp.	189	13,080
Chesapeake Energy Corp. (e)	2,050	8,444
Chevron Corp.	137	13,038
Cisco Systems Inc.	512	14,583
Citigroup Inc.	486	20,288
Comcast Corp. - Class A	311	18,967
Eli Lilly & Co.	87	6,253
Gilead Sciences Inc.	104	9,587
Halliburton Co.	406	14,497
Hewlett Packard Enterprise Co.	478	8,478
HP Inc.	478	5,891
JPMorgan Chase & Co.	258	15,276
Medtronic Plc	159	11,962
Michael Kors Holdings Ltd. (c)	195	11,081
Microsoft Corp.	417	23,040
Morgan Stanley	428	10,704
Navistar International Corp. (c) (e)	619	7,744
Oracle Corp.	464	18,974
SunTrust Banks Inc.	358	12,929
Twenty-First Century Fox Inc. - Class A	381	10,627
United Parcel Service Inc. - Class B	95	10,015
		334,687
Total Common Stocks (cost $998,113)		938,465

SHORT TERM INVESTMENTS - 7.7%
Investment Company - 2.2%
JNL Money Market Fund, 0.29% (a) (h)	21,255	21,255
Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	53,407	53,407
Total Short Term Investments (cost $74,662)		74,662
Total Investments - 104.8% (cost $1,072,775)		1,013,127
Other Assets and Liabilities, Net - (4.8%)		(45,956)
Total Net Assets - 100.0%		$967,171

JNL/Franklin Templeton Global Multisector Bond Fund

CORPORATE BONDS AND NOTES - 5.4%
AUSTRALIA - 0.1%
Barminco Finance Pty Ltd., 9.00%, 06/01/18 (e) (r)	$500	$374
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (r)	1,700	1,696
		2,070
CANADA - 0.7%
B2Gold Corp., 3.25%, 10/01/18 (v)	11,440	9,395
First Quantum Minerals Ltd.
6.75%, 02/15/20 (r)	1,318	903
7.00%, 02/15/21 (r)	1,318	883
Valeant Pharmaceuticals International Inc., 7.50%, 07/15/21 (r)	600	500
		11,681
FRANCE - 0.0%
CGG SA, 6.88%, 01/15/22 (e)	400	156

GERMANY - 0.1%
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	648	789

ITALY - 0.2%
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	3,000	2,715

JAMAICA - 0.1%
Digicel Ltd., 6.00%, 04/15/21 (r)	2,100	1,880

LUXEMBOURG - 0.3%
ArcelorMittal, 6.50%, 03/01/21 (e) (k)	2,000	1,970
CHC Helicopter SA, 9.25%, 10/15/20	2,790	1,179
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (e)	1,600	964
		4,113
NETHERLANDS - 0.1%
InterGen NV, 7.00%, 06/30/23 (r)	2,500	1,706

SOUTH AFRICA - 0.4%
Edcon Ltd.
8.00%, 06/30/19 (r) (y), EUR	1,683	1,494
8.00%, 06/30/19 (r) (y), EUR	842	747
12.75%, 06/30/19 (r) (y), EUR	2,582	823
Edcon Pty Ltd.
9.50%, 03/01/18 (r), EUR	7,150	2,882
9.50%, 03/01/18 (r)	1,650	585
		6,531
SPAIN - 0.0%
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	300	308

SWEDEN - 0.0%
Stena International SA, 5.75%, 03/01/24 (e) (r)	900	738

UNITED KINGDOM - 0.2%
Lincoln Finance Ltd., 7.38%, 04/15/21 (r)	1,100	1,144
Virgin Media Finance Plc, 6.38%, 04/15/23 (r)	2,200	2,288
		3,432
UNITED STATES OF AMERICA - 3.2%
California Resources Corp.
5.50%, 09/15/21	230	51
8.00%, 12/15/22 (r)	1,232	474
6.00%, 11/15/24	230	52

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Calpine Corp.
5.88%, 01/15/24 (r)	900	945
5.75%, 01/15/25	2,000	1,920
CCO Holdings LLC, 5.25%, 09/30/22	1,400	1,442
CCOH Safari LLC, 5.75%, 02/15/26 (r)	1,000	1,035
Cemex Finance LLC, 6.00%, 04/01/24 (e) (r)	2,500	2,362
CenturyLink Inc., 7.50%, 04/01/24	600	601
Chaparral Energy Inc., 7.63%, 11/15/22 (p) (q)	1,400	264
Chesapeake Energy Corp., 8.00%, 12/15/22 (r)	1,376	674
CIT Group Inc.
5.00%, 08/15/22	300	304
5.00%, 08/01/23	1,000	1,005
Clayton Williams Energy Inc., 7.75%, 04/01/19	300	150
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20	300	275
6.50%, 11/15/22	1,000	995
Community Health Systems Inc.
8.00%, 11/15/19	500	487
7.13%, 07/15/20 (e)	1,300	1,228
DISH DBS Corp.
5.88%, 07/15/22	900	853
5.00%, 03/15/23	700	623
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17	600	23
7.75%, 06/15/19	500	18
First Data Corp., 5.75%, 01/15/24 (r)	2,500	2,500
Halcon Resources Corp.
9.75%, 07/15/20	900	160
8.88%, 05/15/21 (e)	600	105
13.00%, 02/15/22 (r)	1,040	309
HCA Inc.
7.50%, 02/15/22	500	566
5.88%, 03/15/22	1,800	1,948
iHeartCommunications Inc.
9.00%, 03/01/21	1,000	696
9.00%, 09/15/22 (e)	1,800	1,242
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,300	826
JBS USA LLC
8.25%, 02/01/20 (r)	1,100	1,127
5.88%, 07/15/24 (r)	1,700	1,534
JPMorgan Chase & Co., 5.00%, (callable at 100 beginning 07/01/19) (m)	2,000	1,910
Linn Energy LLC, 12.00%, 12/15/20 (r)	1,500	206
Midstates Petroleum Co. Inc., 9.25%, 06/01/21	2,000	80
Navient Corp.
8.45%, 06/15/18	1,400	1,500
5.50%, 01/15/19	900	884
4.88%, 06/17/19 (e)	800	772
Regency Energy Partners LP, 5.88%, 03/01/22	2,000	1,944
Reynolds Group Issuer Inc., 9.00%, 04/15/19 (e)	2,900	2,936
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (k)	2,000	1,922
6.25%, 03/15/22	900	882
Sirius XM Radio Inc., 6.00%, 07/15/24 (r)	1,700	1,784
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,000	1,048
6.00%, 11/15/22 (e)	1,600	1,170
T-Mobile USA Inc.
6.54%, 04/28/20	700	723
6.13%, 01/15/22	200	207
6.50%, 01/15/24	400	416
6.38%, 03/01/25	1,600	1,638
Tenet Healthcare Corp.
5.50%, 03/01/19	1,400	1,386
8.13%, 04/01/22 (e)	1,400	1,436
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (c) (d) (r)	1,600	464
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	1,800	1,494
5.63%, 12/01/21 (r)	200	158
Western Digital Corp.
7.38%, 04/01/23	700	714
10.50%, 04/01/24	1,300	1,303
		53,771
Total Corporate Bonds and Notes (cost $128,601)		89,890

GOVERNMENT AND AGENCY OBLIGATIONS - 69.1%
BRAZIL - 8.5%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 - 08/15/24 (s), BRL	35,780	28,023
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/16 - 01/01/18 (j), BRL	75,420	18,400
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/27, BRL	398,415	95,689
		142,112
COLOMBIA - 0.4%
Colombia Government International Bond
7.75%, 04/14/21, COP	5,100,000	1,721
9.85%, 06/28/27, COP	942,000	365
Colombia TES
7.00%, 05/04/22, COP	1,231,000	395
10.00%, 07/24/24, COP	4,711,000	1,761
7.50%, 08/26/26, COP	2,149,000	683
7.75%, 09/18/30, COP	6,731,000	2,115
		7,040
ECUADOR - 0.6%
Ecuador Government International Bond, 7.95%, 06/20/24 (r)	12,480	10,358

GHANA - 2.3%
Ghana Government Bond
19.24%, 05/30/16, GHS	5,475	1,419
23.00%, 02/13/17 - 08/21/17, GHS	13,828	3,553
25.48%, 04/24/17, GHS	600	158
24.44%, 05/29/17, GHS	6,420	1,669
26.00%, 06/05/17, GHS	1,750	462
25.40%, 07/31/17, GHS	3,540	931
23.23%, 02/19/18, GHS	7,810	2,014
22.49%, 04/23/18, GHS	3,140	794
23.47%, 05/21/18, GHS	21,120	5,460
19.04%, 09/24/18, GHS	27,610	6,483
24.50%, 10/22/18, GHS	36,816	9,586
21.00%, 03/23/20, GHS	130	31
24.00%, 11/23/20, GHS	13,760	3,573
Ghana Treasury Note
24.25%, 10/09/17, GHS	1,330	348
23.95%, 11/07/17, GHS	4,160	1,084
23.30%, 12/11/17, GHS	4,060	1,044
		38,609
HUNGARY - 0.3%
Hungary Government International Bond, 5.38%, 02/21/23	5,210	5,774

INDIA - 4.7%
India Government Bond
7.28%, 06/03/19, INR	15,800	238
7.80%, 05/03/20, INR	407,300	6,210
8.12%, 12/10/20, INR	305,900	4,726
8.35%, 05/14/22, INR	120,200	1,872
7.16%, 05/20/23, INR	75,600	1,105
8.83%, 11/25/23, INR	1,020,400	16,349

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
9.15%, 11/14/24, INR	812,000	13,339
8.33%, 07/09/26, INR	750,000	11,737
8.15%, 11/24/26, INR	728,000	11,282
8.28%, 09/21/27, INR	393,100	6,147
8.60%, 06/02/28, INR	422,400	6,733
		79,738
INDONESIA - 4.7%
Indonesia Government Bond
8.25%, 07/15/21, IDR	135,969,000	10,613
7.00%, 05/15/27, IDR	208,969,000	14,604
Indonesia Treasury Bond, 8.38%, 03/15/24, IDR	685,556,000	53,529
		78,746
KENYA - 0.6%
Kenya Government International Bond, 6.88%, 06/24/24 (r)	10,411	9,812

MALAYSIA - 6.1%
Malaysia Government Bond
3.17%, 07/15/16, MYR	119,030	30,597
4.26%, 09/15/16, MYR	64,735	16,742
3.81%, 02/15/17, MYR	31,100	8,050
3.39%, 03/15/17, MYR	125,930	32,481
4.01%, 09/15/17, MYR	21,690	5,656
3.31%, 10/31/17, MYR	32,330	8,352
		101,878
MEXICO - 8.8%
Mexico Bonos
6.25%, 06/16/16, MXN	551,600	32,080
7.25%, 12/15/16, MXN	1,664,280	98,460
5.00%, 06/15/17, MXN	282,390	16,525
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	7,181	417
3.50%, 12/14/17 (n), MXN	7,519	451
4.00%, 06/13/19 (n), MXN	5,243	320
2.50%, 12/10/20 (n), MXN	4,165	242
		148,495
PHILIPPINES - 0.6%
Philippine Government Bond
1.63%, 04/25/16, PHP	278,320	6,045
9.13%, 09/04/16, PHP	1,120	25
2.88%, 05/22/17, PHP	3,030	67
5.88%, 01/31/18, PHP	100	2
2.13%, 05/23/18, PHP	7,400	159
3.88%, 11/22/19, PHP	181,070	4,012
		10,310
POLAND - 0.6%
Poland Government Bond
0.00%, 07/25/16 (j), PLN	10,420	2,780
4.75%, 10/25/16, PLN	28,555	7,797
		10,577
PORTUGAL - 2.5%
Portugal Government International Bond, 5.13%, 10/15/24 (r)	40,660	40,910
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/23, EUR	322	426
5.65%, 02/15/24, EUR	805	1,107
		42,443
SERBIA - 4.8%
Republic of Serbia
4.88%, 02/25/20 (r)	3,260	3,310
7.25%, 09/28/21 (r)	13,690	15,299
Serbia Treasury Bond
10.00%, 05/22/16 - 09/11/21, RSD	6,046,440	61,049
8.00%, 01/12/17 - 10/22/20, RSD	60,800	582
		80,240
SINGAPORE - 1.8%
Singapore Government Bond, 1.13%, 04/01/16, SGD	40,740	30,226

SLOVENIA - 0.5%
Slovenia Government International Bond, 5.50%, 10/26/22 (r)	7,866	8,897

SOUTH KOREA - 13.0%
Korea Monetary Stabilization Bond
2.80%, 04/02/16, KRW	34,025,920	29,755
2.79%, 06/02/16, KRW	7,948,700	6,966
1.62%, 06/09/16, KRW	442,400	387
1.57%, 07/09/16, KRW	7,875,600	6,888
2.46%, 08/02/16, KRW	17,965,100	15,759
1.56%, 08/09/16 - 10/02/17, KRW	46,182,900	40,412
1.52%, 09/09/16, KRW	1,200,800	1,050
2.22%, 10/02/16, KRW	9,339,100	8,196
1.61%, 11/09/16, KRW	9,319,400	8,155
2.07%, 12/02/16, KRW	18,875,500	16,568
1.96%, 02/02/17, KRW	7,935,500	6,967
1.70%, 08/02/17, KRW	3,051,000	2,676
1.49%, 02/02/18, KRW	5,350,400	4,680
Korea Treasury Bond
2.75%, 06/10/16 - 09/10/19, KRW	4,446,430	3,923
3.00%, 12/10/16, KRW	20,132,840	17,785
2.00%, 12/10/17 - 03/10/21, KRW	40,263,450	35,649
1.75%, 12/10/18, KRW	8,801,300	7,758
1.50%, 06/10/19, KRW	5,177,200	4,522
		218,096
SRI LANKA - 0.6%
Sri Lanka Government Bond
8.00%, 06/01/16 - 11/01/19, LKR	531,630	3,599
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,757
8.50%, 04/01/18 - 07/15/18, LKR	405,360	2,617
7.50%, 08/15/18, LKR	18,260	114
10.60%, 07/01/19 - 09/15/19, LKR	90,240	589
9.00%, 05/01/21, LKR	296,620	1,749
11.20%, 07/01/22, LKR	14,160	90
		10,515
UKRAINE - 3.9%
Ukraine Government International Bond
7.75%, 09/01/19 - 09/01/27 (r)	66,221	59,932
0.00%, 05/31/40 (i) (r)	16,220	5,302
		65,234
URUGUAY - 3.8%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU	65,587	2,056
4.25%, 04/05/27 (n), UYU	76,446	2,228
4.38%, 12/15/28 - 12/15/28 (n), UYU	759,609	22,380
4.00%, 07/10/30 (n), UYU	30,746	843
3.70%, 06/26/37 (n), UYU	10,730	272
Uruguay Inflation Indexed Notas del Tesoro
2.75%, 06/16/16 (n), UYU	103,520	3,230
2.25%, 08/23/17 (n), UYU	471,117	14,198
3.25%, 01/27/19 (n), UYU	305	9
4.00%, 06/10/20 - 05/25/25 (n), UYU	206,626	6,216
2.50%, 09/27/22 (n), UYU	65,526	1,747
Uruguay Notas del Tesoro
11.00%, 03/21/17, UYU	36,520	1,103
13.25%, 04/08/18, UYU	92,620	2,781

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
13.90%, 07/29/20, UYU	239,148	7,196
		64,259
Total Government and Agency Obligations (cost $1,241,477)		1,163,359

COMMON STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC (c) (f)	—	143
Total Common Stocks (cost $466)		143

PREFERRED STOCKS - 0.0%
UNITED KINGDOM - 0.0%
CEVA Holdings LLC (c) (f)	—	8
CEVA Holdings LLC (c) (f)	1	311
Total Preferred Stocks (cost $1,030)		319

WARRANTS - 0.1%
SOUTH AFRICA - 0.1%
Edcon Ltd. (c) (f) (p) (q)	114,036	1,298
Edcon Ltd. (c) (f) (p) (q)	9,235	105
Edcon Ltd. (c) (f) (p) (q)	6	—
Total Warrants (cost $0)		1,403

SHORT TERM INVESTMENTS - 25.6%
Investment Company - 9.8%
JNL Money Market Fund, 0.29% (a) (h)	165,230	165,230
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	9,110	9,110
Treasury Securities - 15.2%
Bank Negara Malaysia Monetary Note
0.77%, 04/19/16, MYR	6,203	1,588
0.77%, 05/03/16, MYR	22,230	5,685
0.69%, 05/12/16, MYR	13,400	3,425
0.77%, 06/07/16, MYR	19,570	4,995
0.76%, 07/05/16, MYR	25,780	6,568
0.76%, 07/19/16, MYR	22,800	5,803
0.77%, 09/15/16, MYR	15,880	4,026
0.77%, 09/22/16, MYR	13,810	3,499
0.76%, 10/06/16, MYR	7,600	1,924
0.76%, 10/11/16, MYR	29,620	7,495
0.76%, 10/18/16, MYR	22,790	5,764
Malaysia Treasury Bill
0.74%, 04/29/16, MYR	1,850	473
0.63%, 05/06/16, MYR	120	31
0.70%, 05/27/16, MYR	560	143
0.76%, 08/05/16, MYR	20,900	5,314
0.66%, 01/20/17, MYR	13,090	3,289
Mexico Cetes
0.19%, 04/14/16, MXN	13,085	7,564
0.22%, 04/21/16, MXN	2,105	1,216
0.20%, 04/28/16, MXN	17,228	9,941
0.20%, 05/12/16, MXN	5,401	3,112
0.22%, 05/19/16, MXN	603	348
0.20%, 05/26/16, MXN	20,818	11,977
0.20%, 06/09/16, MXN	15,607	8,966
0.20%, 06/23/16, MXN	32,921	18,884
0.20%, 07/07/16, MXN	34,129	19,547
0.20%, 07/21/16, MXN	7,016	4,012
0.20%, 08/04/16, MXN	34,811	19,875
0.22%, 08/18/16, MXN	12,905	7,356
0.23%, 09/01/16, MXN	2,545	1,448
0.22%, 10/13/16, MXN	12,084	6,844
0.21%, 12/08/16, MXN	39,330	22,135
0.23%, 02/02/17, MXN	7,002	3,915
Philippine Treasury Bill
0.03%, 04/06/16, PHP	1,575,000	34,197
0.03%, 05/04/16, PHP	3,590	78
0.03%, 06/08/16, PHP	900	19
0.04%, 07/06/16, PHP	1,000	22
0.03%, 07/20/16, PHP	1,170	25
0.03%, 08/03/16, PHP	3,940	85
0.03%, 08/24/16, PHP	6,630	143
0.03%, 09/07/16, PHP	36,700	795
0.03%, 09/14/16, PHP	660	14
0.03%, 12/07/16, PHP	910	20
0.03%, 01/18/17, PHP	1,270	27
0.03%, 02/22/17, PHP	8,910	192
0.03%, 03/15/17, PHP	1,330	28
Uruguay Treasury Bill
0.39%, 04/11/16, UYU	5,980	187
0.38%, 04/21/16, UYU	37,335	1,162
0.35%, 06/09/16, UYU	27,683	844
0.36%, 07/28/16, UYU	64,395	1,922
0.36%, 09/15/16, UYU	7,590	223
0.36%, 11/03/16, UYU	8,940	257
0.36%, 02/10/17, UYU	106,610	2,959
0.35%, 04/03/17, UYU	160,693	4,375
0.35%, 05/19/17, UYU	55,210	1,467
		256,203
Total Short Term Investments (cost $428,984)		430,543
Total Investments - 100.2% (cost $1,800,558)		1,685,657
Other Assets and Liabilities, Net - (0.2%)		(3,001)
Total Net Assets - 100.0%		$1,682,656

JNL/Franklin Templeton Income Fund

COMMON STOCKS - 51.0%
CONSUMER DISCRETIONARY - 3.3%
Daimler AG	82	$6,253
Fiat Chrysler Automobiles NV	40	2,931
Ford Motor Co.	810	10,935
General Motors Co.	754	23,701
Nordstrom Inc. (e)	100	5,721
Target Corp.	305	25,096
		74,637
CONSUMER STAPLES - 1.7%
Anheuser-Busch InBev NV - ADR	23	2,892
Nestle SA	155	11,566
PepsiCo Inc.	237	24,278
		38,736
ENERGY - 7.7%
Anadarko Petroleum Corp.	170	7,917
BP Plc - ADR (e)	815	24,597
California Resources Corp.	14	15
Chevron Corp.	370	35,298
Halliburton Co.	255	9,112
Occidental Petroleum Corp.	153	10,470
PetroQuest Energy Inc. (c)	100	60
Royal Dutch Shell Plc - ADR - Class A	1,180	57,171
Schlumberger Ltd.	62	4,535
Total SA - ADR (e)	550	24,981
		174,156
FINANCIALS - 4.0%
Charles Schwab Corp.	160	4,483

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JPMorgan Chase & Co.	311	18,394
MetLife Inc.	398	17,479
Morgan Stanley	135	3,377
Royal Bank of Canada	113	6,494
Toronto-Dominion Bank	93	4,014
U.S. Bancorp	387	15,708
Wells Fargo & Co.	400	19,344
		89,293
HEALTH CARE - 7.3%
AstraZeneca Plc	405	22,612
Bristol-Myers Squibb Co.	217	13,881
Eli Lilly & Co.	285	20,530
Merck & Co. Inc.	500	26,455
Pfizer Inc.	948	28,102
Roche Holding AG	125	30,692
Sanofi SA - ADR	588	23,630
		165,902
INDUSTRIALS - 8.7%
Boeing Co.	85	10,803
CEVA Holdings LLC (c) (f)	2	737
Deere & Co. (e)	195	15,013
General Electric Co.	1,548	49,201
Illinois Tool Works Inc.	50	5,122
Lockheed Martin Corp.	91	20,134
Raytheon Co.	215	26,366
Republic Services Inc.	294	14,028
Siemens AG	55	5,817
Union Pacific Corp.	145	11,535
United Technologies Corp.	262	26,226
Waste Management Inc.	178	10,502
		195,484
INFORMATION TECHNOLOGY - 6.6%
Analog Devices Inc.	150	8,879
Apple Inc.	370	40,340
Cisco Systems Inc.	561	15,977
First Data Holdings Inc. (c) (f) (p) (q)	540	6,637
Intel Corp.	652	21,083
Microsoft Corp.	590	32,597
QUALCOMM Inc.	195	9,972
Texas Instruments Inc.	252	14,441
		149,926
MATERIALS - 5.5%
Agrium Inc. (e)	100	8,829
BASF SE	300	22,559
BHP Billiton Plc	1,045	11,702
Dow Chemical Co.	910	46,257
E. I. du Pont de Nemours & Co.	30	1,918
Mosaic Co. (e)	335	9,045
Rio Tinto Plc - ADR (e)	880	24,878
		125,188
TELECOMMUNICATION SERVICES - 1.5%
BCE Inc.	180	8,203
Telstra Corp. Ltd.	900	3,673
Verizon Communications Inc.	420	22,714
		34,590
UTILITIES - 4.7%
Dominion Resources Inc.	225	16,917
Duke Energy Corp.	226	18,266
Exelon Corp.	232	8,319
PG&E Corp.	380	22,682
Public Service Enterprise Group Inc.	145	6,835
Sempra Energy	117	12,205
Southern Co.	223	11,514
Xcel Energy Inc. (e)	220	9,200
		105,938
Total Common Stocks (cost $1,108,864)		1,153,850

EQUITY LINKED STRUCTURED NOTES - 4.8%
CONSUMER DISCRETIONARY - 2.4%
Citigroup Inc. Equity Linked Note (Ford Motor Co.) (r)	365	4,932
Goldman Sachs Group Inc. Equity Linked Note (General Motors Co.) (r)	300	9,419
Morgan Stanley Equity Linked Note (Ford Motor Co.) (f) (r)	1,242	16,245
Royal Bank of Canada Equity Linked Note (Target Corp.) (r)	275	22,529
		53,125
FINANCIALS - 0.5%
Citigroup Inc. Equity Linked Note (Bank of America Corp.) (r)	850	11,448

INDUSTRIALS - 0.5%
Goldman Sachs Group Inc. Equity Linked Note (General Electric Co.) (r)	400	11,869

INFORMATION TECHNOLOGY - 1.4%
JPMorgan Chase & Co. Equity Linked Note (Oracle Corp.) (r)	275	11,281
Wells Fargo & Co. Equity Linked Note (Intel Corp.) (r)	664	21,464
		32,745
Total Equity Linked Structured Notes (cost $110,640)		109,187

PREFERRED STOCKS - 3.4%
ENERGY - 0.1%
Sanchez Energy Corp., 4.88% (m) (v)	50	636
Sanchez Energy Corp., 6.50% (e) (m) (v)	80	1,023
		1,659
FINANCIALS - 1.4%
Bank of America Corp., 7.25% - Series L (m) (v)	12	13,508
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 05/18/16) (c) (d) (m)	—	387
FelCor Lodging Trust Inc., 1.95% - Series A (m) (v)	60	1,513
Morgan Stanley, 6.38%, (callable at 25 beginning 10/25/24) (e) (m)	125	3,259
Wells Fargo & Co., 7.50% - Series L (m) (v)	10	12,050
		30,717
HEALTH CARE - 0.6%
Allergan Plc, 5.50%, 03/01/18 (e) (v)	5	4,596
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	10	8,839
		13,435
INDUSTRIALS - 0.0%
CEVA Holdings LLC - Series A-1 (c) (f)	—	26
CEVA Holdings LLC - Series A-2 (c) (f)	2	699
		725
MATERIALS - 0.4%
Alcoa Inc., 5.38%, 10/01/17 (e) (v)	300	9,897

UTILITIES - 0.9%
Dominion Resources Inc., 6.13%, 04/01/16 - Series A (v)	37	2,141

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Dominion Resources Inc., 6.00%, 07/01/16 - Series B (e) (v)	37	2,125
Dominion Resources Inc., 6.38%, 07/01/17 - Series A (e)	70	3,496
NextEra Energy Inc., 6.37%, 09/01/18 (e)	200	12,210
		19,972
Total Preferred Stocks (cost $82,727)		76,405

CORPORATE BONDS AND NOTES - 29.5%
CONSUMER DISCRETIONARY - 4.0%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	$6,100	4,956
Altice SA, 7.75%, 05/15/22 (r)	1,500	1,476
Argos Merger Sub Inc., 7.13%, 03/15/23 (e) (r)	2,000	2,120
DISH DBS Corp.
5.00%, 03/15/23	4,000	3,560
5.88%, 11/15/24	4,800	4,398
Dollar General Corp., 3.25%, 04/15/23	4,250	4,291
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23 (e)	6,800	6,763
iHeartCommunications Inc.
9.00%, 12/15/19 (e)	2,356	1,743
9.00%, 03/01/21	16,000	11,140
9.00%, 09/15/22 (e)	7,300	5,037
International Game Technology Plc
6.25%, 02/15/22 (e) (r)	4,300	4,375
6.50%, 02/15/25 (r)	4,300	4,257
KB Home
7.00%, 12/15/21	5,300	5,300
7.50%, 09/15/22 (e)	2,000	2,010
MGM Resorts International, 6.75%, 10/01/20	800	866
Regal Entertainment Group, 5.75%, 03/15/22 (e)	6,000	6,210
Shea Homes LP
5.88%, 04/01/23 (r)	3,000	2,959
6.13%, 04/01/25 (r)	3,000	2,940
Sirius XM Radio Inc., 6.00%, 07/15/24 (r)	4,900	5,143
Univision Communications Inc., 5.13%, 05/15/23 (r)	10,000	9,950
		89,494
CONSUMER STAPLES - 1.2%
Cott Beverages Inc.
6.75%, 01/01/20	3,400	3,570
5.38%, 07/01/22	3,000	3,045
JBS USA LLC
7.25%, 06/01/21 (r)	3,500	3,486
5.88%, 07/15/24 (e) (r)	8,500	7,671
Reynolds Group Issuer Inc.
7.88%, 08/15/19	1,400	1,449
9.88%, 08/15/19	4,100	4,241
5.75%, 10/15/20 (e)	1,900	1,950
U.S. Foods Inc., 8.50%, 06/30/19	2,500	2,569
		27,981
ENERGY - 2.9%
Bill Barrett Corp.
7.63%, 10/01/19 (e)	11,000	7,397
7.00%, 10/15/22	7,000	4,165
CGG SA, 6.88%, 01/15/22 (e)	1,900	741
Chesapeake Energy Corp.
7.25%, 12/15/18	5,000	2,725
3.87%, 04/15/19 (i)	2,500	969
8.00%, 12/15/22 (r)	1,985	973
Cobalt International Energy Inc., 3.13%, 05/15/24 (v)	5,000	2,013
Denbury Resources Inc., 5.50%, 05/01/22	3,800	1,710
Energy Transfer Equity LP, 5.50%, 06/01/27	5,000	3,987
Energy XXI Gulf Coast Inc., 11.00%, 03/15/20 (r)	7,500	1,050
EnQuest Plc, 7.00%, 04/15/22 (r)	3,200	1,424
Halcon Resources Corp.
8.63%, 02/01/20 (e) (r)	5,000	3,550
13.00%, 02/15/22 (e) (r)	11,000	3,272
Kinder Morgan Inc.
5.63%, 11/15/23 (r)	3,300	3,349
7.75%, 01/15/32	1,000	1,039
NGL Energy Partners LP, 6.88%, 10/15/21	2,500	1,475
NGPL PipeCo LLC, 7.12%, 12/15/17 (r)	4,000	3,865
PetroQuest Energy Inc., 10.00%, 02/15/21 (r)	3,375	2,143
Rex Energy Corp.
8.88%, 12/01/20	3,000	360
6.25%, 08/01/22	5,000	500
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	2,100	2,006
Sabine Pass LNG LP, 7.50%, 11/30/16	3,000	3,087
Sanchez Energy Corp.
7.75%, 06/15/21	7,500	4,312
6.13%, 01/15/23 (e)	2,100	1,134
Stone Energy Corp.
1.75%, 03/01/17 (e) (v)	4,401	1,708
7.50%, 11/15/22 (e)	8,132	2,196
W&T Offshore Inc., 8.50%, 06/15/19	9,000	1,080
Williams Cos. Inc., 3.70%, 01/15/23	4,200	3,140
		65,370
FINANCIALS - 4.9%
Antero Resources Finance Corp., 5.38%, 11/01/21	1,500	1,376
Bank of America Corp.
6.10% (callable at 100 beginning 03/17/25) (m)	4,000	3,940
8.12% (callable at 100 beginning 05/15/18) (m)	1,000	985
Cemex Finance LLC, 6.00%, 04/01/24 (e) (r)	3,000	2,835
CIT Group Inc., 5.00%, 08/01/23	2,000	2,010
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	10,000	9,663
5.90% (callable at 100 beginning 02/15/23) (e) (m)	6,500	6,386
5.95% (callable at 100 beginning 08/15/20) (m)	8,000	7,656
5.95% (callable at 100 beginning 01/30/23) (e) (m)	7,000	6,744
6.30% (callable at 100 beginning 05/15/24) (e) (m)	10,600	10,181
International Lease Finance Corp., 8.75%, 03/15/17 (k)	2,000	2,107
iStar Financial Inc., 5.00%, 07/01/19	6,000	5,760
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	12,000	11,460
5.15% (callable at 100 beginning 05/01/23) (m)	2,000	1,921
6.10% (callable at 100 beginning 10/01/24) (m)	10,000	10,190
7.90% (callable at 100 beginning 04/30/18) (m)	5,800	5,800
Morgan Stanley, 5.55%, (callable at 100 beginning 07/15/20) (m)	2,500	2,464
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (r)	5,000	5,005
7.25%, 12/15/21 (r)	5,000	4,975
Stena International SA, 5.75%, 03/01/24 (e) (r)	5,800	4,756

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,700	4,763
		110,977
HEALTH CARE - 4.4%
Community Health Systems Inc.
8.00%, 11/15/19 (e)	12,500	12,172
7.13%, 07/15/20 (e)	4,000	3,780
6.88%, 02/01/22 (e)	7,000	6,317
DaVita HealthCare Partners Inc., 5.13%, 07/15/24	3,600	3,636
HCA Inc.
7.50%, 02/15/22	4,100	4,639
5.88%, 05/01/23	7,500	7,875
5.25%, 04/15/25	3,000	3,090
Mallinckrodt International Finance SA, 5.75%, 08/01/22 (e) (r)	15,000	13,819
Tenet Healthcare Corp.
8.00%, 08/01/20	1,800	1,852
4.38%, 10/01/21	9,500	9,524
8.13%, 04/01/22 (e)	11,000	11,285
6.75%, 06/15/23 (e)	5,500	5,266
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (r)	1,000	815
6.38%, 10/15/20 (r)	3,750	3,113
5.88%, 05/15/23 (r)	6,200	4,859
6.13%, 04/15/25 (r)	4,700	3,619
Vizient Inc., 10.38%, 03/01/24 (r)	3,500	3,745
		99,406
INDUSTRIALS - 2.1%
ADT Corp., 4.13%, 06/15/23 (e)	1,300	1,131
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	2,500	1,925
Bombardier Inc.
6.00%, 10/15/22 (r)	5,000	3,730
6.13%, 01/15/23 (r)	3,100	2,348
7.50%, 03/15/25 (r)	4,700	3,572
BWAY Holding Co., 9.13%, 08/15/21 (r)	5,000	4,463
Hertz Corp., 6.75%, 04/15/19	2,000	2,029
TransDigm Inc.
6.00%, 07/15/22	2,700	2,690
6.50%, 07/15/24	5,000	4,961
United Rentals North America Inc.
6.13%, 06/15/23 (e)	2,500	2,581
5.75%, 11/15/24 (e)	5,500	5,500
XPO Logistics Inc.
7.88%, 09/01/19 (r)	2,000	2,070
6.50%, 06/15/22 (e) (r)	10,000	9,712
		46,712
INFORMATION TECHNOLOGY - 1.7%
Belden Inc., 5.50%, 09/01/22 (r)	5,000	5,025
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	6,000	4,320
CommScope Inc., 5.50%, 06/15/24 (r)	6,000	6,060
First Data Corp., 7.00%, 12/01/23 (e) (r)	8,900	8,989
Microsemi Corp., 9.13%, 04/15/23 (r)	4,100	4,500
Western Digital Corp.
7.38%, 04/01/23	5,000	5,100
10.50%, 04/01/24	5,000	5,012
		39,006
MATERIALS - 1.6%
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (e) (r)	1,200	1,187
6.00%, 06/30/21 (e) (r)	5,000	4,750
Cemex SAB de CV, 7.25%, 01/15/21 (r)	6,000	6,240
Consolidated Minerals Ltd., 8.00%, 05/15/20 (r)	1,400	476
First Quantum Minerals Ltd., 7.00%, 02/15/21 (e) (r)	2,070	1,387
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (e) (r)	15,000	14,963
Kerling Plc, 10.63%, 02/01/17 (r), EUR	3,600	4,107
Platform Specialty Products Corp., 6.50%, 02/01/22 (e) (r)	3,000	2,531
		35,641
TELECOMMUNICATION SERVICES - 4.5%
Consolidated Communications Inc., 6.50%, 10/01/22	5,000	4,362
Frontier Communications Corp.
9.25%, 07/01/21	3,000	3,060
10.50%, 09/15/22 (r)	5,000	5,125
7.13%, 01/15/23	1,900	1,681
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (e)	6,000	3,615
Neptune Finco Corp., 10.88%, 10/15/25 (r)	4,400	4,807
Sprint Corp.
7.88%, 09/15/23	9,400	7,167
7.13%, 06/15/24 (e)	5,500	4,084
7.63%, 02/15/25	10,000	7,425
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	7,300	7,647
7.00%, 08/15/20 (e)	5,000	3,975
11.50%, 11/15/21	7,500	6,675
T-Mobile USA Inc.
6.00%, 03/01/23	10,000	10,250
6.63%, 04/01/23	7,500	7,894
Telecom Italia SpA, 5.30%, 05/30/24 (r)	5,000	5,125
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	9,000	9,270
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	5,000	4,525
Zayo Group LLC, 6.00%, 04/01/23	5,000	4,991
		101,678
UTILITIES - 2.2%
AES Corp.
4.88%, 05/15/23	1,000	962
5.50%, 03/15/24 (e)	2,500	2,444
Calpine Corp.
5.38%, 01/15/23 (e)	10,000	9,694
5.75%, 01/15/25	6,500	6,240
Dynegy Inc.
6.75%, 11/01/19	15,000	14,925
7.38%, 11/01/22	10,000	9,250
InterGen NV, 7.00%, 06/30/23 (r)	10,000	6,825
		50,340
Total Corporate Bonds and Notes (cost $746,459)		666,605

VARIABLE RATE SENIOR LOAN INTERESTS - 3.1% (i)
CONSUMER DISCRETIONARY - 1.2%
Belk Inc. Term Loan, 5.75%, 11/18/22	$10,000	8,817
iHeartCommunications Inc. Term Loan D, 7.19%, 01/30/19	20,000	13,850
Petco Animal Supplies Inc. Term Loan B-1, 5.75%, 01/17/23	5,000	4,992
		27,659
CONSUMER STAPLES - 0.2%
US Foods Inc. Term Loan, 4.50%, 03/31/19	4,875	4,849

ENERGY - 0.2%
NGPL PipeCo LLC Term Loan, 6.75%, 09/15/17	4,215	4,053

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FINANCIALS - 0.2%
First Eagle Investment Management Term Loan, 4.75%, 11/30/22	4,000	3,940

HEALTH CARE - 0.4%
Vizient Inc. 1st Lien Term Loan, 6.25%, 02/08/23	10,000	10,058

INDUSTRIALS - 0.6%
Ceva Intercompany BV Term Loan, 6.50%, 03/18/21	1,404	1,153
Ceva Logistics BV Senior 1st Lien Term Loan, 6.50%, 03/12/21	1,355	1,113
Ceva Logistics Canada ULC Term Loan, 6.50%, 03/18/21	242	199
CEVA Logistics US Holdings Inc. Term Loan, 6.50%, 03/12/21	1,936	1,591
Navistar International Corp. Term Loan B, 6.50%, 08/15/17	2,481	2,258
XPO Logistics Inc. Term Loan, 5.50%, 10/27/21	6,000	6,015
		12,329
INFORMATION TECHNOLOGY - 0.3%
Western Digital Corp. Term Loan B, 5.50%, 03/29/23	7,500	7,404
Total Variable Rate Senior Loan Interests (cost $76,205)		70,292

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (p) (q) (u)	100	1
Total Other Equity Interests (cost $0)		1

SHORT TERM INVESTMENTS - 16.4%
Investment Company - 10.4%
JNL Money Market Fund, 0.29% (a) (h)	234,664	234,664
Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	137,027	137,027
Total Short Term Investments (cost $371,691)		371,691
Total Investments - 108.2% (cost $2,496,585)		2,448,031
Other Assets and Liabilities, Net - (8.2%)		(186,359)
Total Net Assets - 100.0%		$2,261,672

JNL/Franklin Templeton International Small Cap Growth Fund

COMMON STOCKS - 96.4%
AUSTRIA - 0.4%
Wienerberger AG	111	$2,140

BELGIUM - 0.5%
Barco NV	21	1,502
Ontex Group NV	34	1,123
		2,625
BERMUDA - 2.7%
Arch Capital Group Ltd. (c)	157	11,189
Axis Capital Holdings Ltd.	70	3,862
		15,051
BRAZIL - 0.5%
Grendene SA	239	1,129
M Dias Branco SA	60	1,131
Tupy SA	130	594
		2,854
CANADA - 8.0%
Badger Daylighting Ltd. (e)	135	2,277
Canaccord Genuity Group Inc. (e)	235	725
Dorel Industries Inc.	54	1,212
Enerflex Ltd.	151	1,183
Fairfax Financial Holdings Ltd.	30	16,739
Fairfax India Holdings Corp. (c)	1,287	13,963
Genworth MI Canada Inc. (e)	62	1,464
Gran Tierra Energy Inc. (c)	455	1,136
HudBay Minerals Inc. (e)	248	910
Laurentian Bank of Canada (e)	33	1,217
Major Drilling Group International Inc.	306	1,482
Mullen Group Ltd. (e)	150	1,663
Precision Drilling Corp. (e)	177	742
		44,713
CHINA - 3.9%
AAC Technologies Holdings Inc. (e)	302	2,305
China ZhengTong Auto Services Holdings Ltd. (e)	2,273	869
Kingdee International Software Group Co. Ltd. (e)	5,206	1,682
New Oriental Education & Technology Group - ADR	490	16,947
		21,803
DENMARK - 1.4%
ISS A/S	197	7,885

FINLAND - 4.8%
Amer Sports Oyj - Class A	138	4,006
Huhtamaki Oyj - Class I	112	4,142
Uponor Oyj (e)	658	9,564
Valmet Corp. (e)	834	9,175
		26,887
FRANCE - 4.4%
Beneteau SA	701	9,559
Elis SA (c)	481	9,342
Euler Hermes SA	61	5,502
		24,403
GERMANY - 2.4%
Gerresheimer AG	52	4,093
Jenoptik AG	143	2,283
Leoni AG	33	1,128
Rational AG	8	4,191
Stabilus SA (c)	37	1,768
		13,463
GREECE - 0.7%
Diana Shipping Inc. (c)	1,398	3,732

HONG KONG - 3.3%
EVA Precision Industrial Holdings Ltd.	8,900	1,321
Goodbaby International Holdings Ltd. (c)	2,814	1,519
Greatview Aseptic Packaging Co. Ltd.	2,322	1,104
Luk Fook Holdings International Ltd. (e)	524	1,190
Minth Group Ltd.	634	1,476
Sitoy Group Holdings Ltd.	1,458	458
Stella International Holdings Ltd.	544	1,281
Techtronic Industries Co.	968	3,833
Value Partners Group Ltd.	2,074	2,178
VTech Holdings Ltd. (e)	280	3,328
Yingde Gases	1,380	530
		18,218

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INDIA - 0.2%
Dewan Housing Finance Corp. Ltd.	277	820
Jain Irrigation Systems Ltd.	514	468
		1,288
IRELAND - 8.0%
C&C Group Plc	2,538	11,451
Dalata Hotel Group Plc (c)	1,440	7,298
Grafton Group Plc	1,246	12,906
Green REIT Plc	4,909	7,869
Irish Residential Properties REIT Plc	3,850	4,841
		44,365
ITALY - 2.9%
Azimut Holding SpA	10	232
Interpump Group SpA	210	3,069
MARR SpA	25	502
Prysmian SpA	542	12,266
		16,069
JAPAN - 8.3%
Aderans Holdings Co. Ltd. (e)	804	4,798
Asahi Co. Ltd.	85	1,137
Asatsu-DK Inc.	208	5,348
Asics Corp.	164	2,916
Capcom Co. Ltd.	44	1,060
Daibiru Corp.	130	1,093
Descente Ltd.	120	1,766
Fuji Oil Holdings Inc.	105	1,883
Keihin Corp.	76	1,133
Kobayashi Pharmaceutical Co. Ltd.	45	3,929
Koshidaka Holdings Co. Ltd.	48	922
KYB Corp.	289	856
Meitec Corp.	81	2,819
Nachi-Fujikoshi Corp. (e)	388	1,350
Sankyo Co. Ltd.	119	4,439
Shinko Plantech Co. Ltd.	88	669
Square Enix Holdings Co. Ltd.	40	1,078
Sumitomo Rubber Industries Inc.	200	3,086
Tokai Rika Co. Ltd.	44	827
Tsugami Corp. (e)	157	570
Tsumura & Co. (e)	137	3,289
Unipres Corp.	76	1,319
		46,287
LUXEMBOURG - 0.6%
Grand City Properties SA	137	3,131

NETHERLANDS - 4.2%
Aalberts Industries NV	116	4,002
Accell Group	68	1,456
Arcadis NV (e)	136	2,535
Beter Bed Holding NV	58	1,446
Refresco Gerber NV (c)	186	3,321
Sligro Food Group NV	271	10,591
		23,351
NORWAY - 0.4%
Ekornes ASA	99	1,092
Tomra Systems ASA (e)	118	1,227
		2,319
PHILIPPINES - 0.4%
Metropolitan Bank & Trust Co.	399	714
Vista Land & Lifescapes Inc.	16,708	1,692
		2,406
SINGAPORE - 2.5%
ARA Asset Management Ltd. (e)	11,411	9,913
Straits Trading Co. Ltd.	2,687	4,007
		13,920
SOUTH KOREA - 2.3%
Binggrae Co. Ltd.	16	970
BNK Financial Group Inc.	224	1,901
DGB Financial Group Inc.	272	2,120
Hanon Systems	246	1,986
Hyundai Mipo Dockyard Co. Ltd. (c)	13	739
KIWOOM Securities Co. Ltd.	11	654
Korea Investment Holdings Co. Ltd.	41	1,573
Sindoh Co. Ltd.	25	1,116
Youngone Corp.	34	1,413
		12,472
SPAIN - 3.5%
Construcciones y Auxiliar de Ferrocarriles SA (e)	5	1,452
Lar Espana Real Estate Socimi SA	812	7,701
Melia Hotels International SA (e)	80	940
Tecnicas Reunidas SA (e)	54	1,507
Zardoya Otis SA (e)	650	7,544
		19,144
SWEDEN - 0.9%
Bulten AB (e)	79	727
Duni AB	87	1,448
Thule Group AB	221	3,044
		5,219
SWITZERLAND - 2.5%
Basilea Pharmaceutical AG (c)	7	484
Bucher Industries AG (c)	7	1,600
Logitech International SA	74	1,174
Panalpina Welttransport Holding AG (e)	74	8,283
Vontobel Holding AG	60	2,593
		14,134
TAIWAN - 1.6%
Casetek Holdings Ltd.	159	864
Chicony Electronics Co. Ltd.	947	2,436
Giant Manufacturing Co. Ltd.	346	1,999
Simplo Technology Co. Ltd.	591	2,121
Tripod Technology Corp.	815	1,478
		8,898
THAILAND - 0.1%
LPN Development PCL	1,260	501
Thai Union Group PCL	35	21
		522
UNITED KINGDOM - 21.8%
Amec Foster Wheeler Plc	1,729	11,155
Bellway Plc	26	971
Bovis Homes Group Plc	68	910
Carpetright Plc (c)	1,007	4,951
Clarkson Plc (e)	371	11,806
Countrywide Plc	924	5,120
Debenhams Plc	894	965
Devro Plc	313	1,321
DFS Furniture Plc	466	2,098
Dignity Plc	56	1,981
Foxtons Group Plc	631	1,475
Greggs Plc	202	3,157
Headlam Group Plc	1,365	10,133
Kennedy Wilson Europe Real Estate Plc	921	15,462
Laird Plc	343	1,872
LivaNova Plc (c)	39	2,085
Man Group Plc	1,321	2,887

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Michael Page International Plc	1,778	10,873
Morgan Sindall Group Plc	443	5,141
Oxford Instruments Plc	154	1,477
Serco Group Plc (c)	2,797	4,115
SIG Plc	799	1,673
Sthree Plc	987	4,446
United Business Media Ltd.	355	3,056
Vectura Group Plc (c)	339	792
Vesuvius Plc	2,419	11,524
		121,446
UNITED STATES OF AMERICA - 3.2%
Flextronics International Ltd. (c)	159	1,923
RenaissanceRe Holdings Ltd.	134	16,021
		17,944
Total Common Stocks (cost $534,034)		536,689

PREFERRED STOCKS - 0.3%
BRAZIL - 0.1%
Alpargatas SA	413	895

GERMANY - 0.2%
Draegerwerk AG & Co. KGaA	15	990
Total Preferred Stocks (cost $2,763)		1,885

INVESTMENT COMPANIES - 0.4%
iShares MSCI EAFE Small-Cap ETF (e)	47	2,356
Total Investment Companies (cost $2,353)		2,356

SHORT TERM INVESTMENTS - 8.2%
Investment Company - 2.6%
JNL Money Market Fund, 0.29% (a) (h)	14,317	14,317
Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	30,976	30,976
Total Short Term Investments (cost $45,293)		45,293
Total Investments - 105.3% (cost $584,443)		586,223
Other Assets and Liabilities, Net - (5.3%)		(29,623)
Total Net Assets - 100.0%		$556,600

JNL/Franklin Templeton Mutual Shares Fund

COMMON STOCKS - 90.5%
CONSUMER DISCRETIONARY - 10.8%
Cablevision Systems Corp. - Class A	193	$6,380
CBS Corp. - Class B	279	15,355
General Motors Co.	513	16,129
Macy’s Inc.	194	8,539
Office Depot Inc. (c)	936	6,643
Relx Plc	755	14,007
Time Warner Cable Inc.	146	29,928
Time Warner Inc.	115	8,329
Twenty-First Century Fox Inc. - Class B	513	14,461
		119,771
CONSUMER STAPLES - 12.7%
Altria Group Inc.	234	14,642
British American Tobacco Plc	381	22,300
CVS Health Corp.	125	13,004
Edgewell Personal Care Co.	53	4,253
Energizer Holdings Inc.	53	2,139
Imperial Brands Plc	287	15,917
Kroger Co.	309	11,810
PepsiCo Inc.	161	16,492
Philip Morris International Inc.	69	6,788
Reynolds American Inc.	253	12,728
Rite Aid Corp. (c)	659	5,373
Walgreens Boots Alliance Inc.	186	15,686
		141,132
ENERGY - 6.8%
Anadarko Petroleum Corp.	55	2,578
Apache Corp. (e)	109	5,340
Baker Hughes Inc.	234	10,273
BP Plc	1,156	5,783
CONSOL Energy Inc. (e)	370	4,175
Kinder Morgan Inc.	773	13,810
Marathon Oil Corp.	911	10,147
Royal Dutch Shell Plc - Class A	501	12,135
Royal Dutch Shell Plc - Class A	294	7,101
Williams Cos. Inc.	287	4,605
		75,947
FINANCIALS - 21.5%
Alexander’s Inc. (e)	8	3,044
Alleghany Corp. (c)	31	15,565
Allstate Corp.	201	13,543
Ally Financial Inc. (c)	257	4,811
American Express Co.	103	6,350
American International Group Inc.	416	22,462
Barclays Plc	2,860	6,139
Chubb Ltd.	179	21,325
CIT Group Inc.	283	8,793
Citigroup Inc.	280	11,676
Citizens Financial Group Inc.	565	11,833
Columbia Banking System Inc.	34	1,008
FCB Financial Holdings Inc. - Class A (c) (e)	41	1,352
Forestar Group Inc. (c) (e)	37	482
Guaranty Bancorp	10	150
JPMorgan Chase & Co.	291	17,206
MetLife Inc.	296	13,020
PNC Financial Services Group Inc.	287	24,293
SunTrust Banks Inc.	250	9,034
Voya Financial Inc.	170	5,050
Wells Fargo & Co.	208	10,056
White Mountains Insurance Group Ltd.	17	13,753
XL Group Plc (e)	476	17,526
		238,471
HEALTH CARE - 13.2%
CIGNA Corp.	40	5,485
Eli Lilly & Co.	322	23,168
Medtronic Plc	469	35,172
Merck & Co. Inc.	680	35,989
Novartis AG - ADR	230	16,669
Stryker Corp.	164	17,569
Teva Pharmaceutical Industries Ltd. - ADR	230	12,315
		146,367
INDUSTRIALS - 4.4%
A P Moller - Maersk A/S - Class B	8	9,990
B/E Aerospace Inc.	112	5,161
Caterpillar Inc.	186	14,236
CNH Industrial NV	764	5,187
Federal Signal Corp.	96	1,267
Huntington Ingalls Industries Inc.	78	10,684
KLX Inc. (c)	56	1,798
		48,323
INFORMATION TECHNOLOGY - 14.2%
CA Inc. (e)	457	14,085
Cisco Systems Inc.	666	18,968

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
EMC Corp.	541	14,429
Hewlett Packard Enterprise Co.	418	7,412
HP Inc. (e)	418	5,150
Microsoft Corp.	779	42,997
Nokia Oyj	1,026	6,089
Nokia Oyj - ADR (c)	823	4,864
Samsung Electronics Co. Ltd.	11	12,905
Symantec Corp.	843	15,503
Xerox Corp.	1,321	14,738
		157,140
MATERIALS - 4.3%
FMC Corp. (e)	185	7,478
Freeport-McMoran Inc. - Class B (e)	495	5,116
International Paper Co.	334	13,704
LafargeHolcim Ltd.	148	6,965
ThyssenKrupp AG (e)	302	6,251
WestRock Co.	214	8,353
		47,867
TELECOMMUNICATION SERVICES - 2.2%
Koninklijke KPN NV	2,455	10,279
Vodafone Group Plc	4,440	14,110
		24,389
UTILITIES - 0.4%
NRG Energy Inc.	371	4,823
Total Common Stocks (cost $913,897)		1,004,230

CORPORATE BONDS AND NOTES - 2.1%
CONSUMER DISCRETIONARY - 0.5%
iHeartCommunications Inc., 9.00%, 12/15/19	$7,449	5,512

ENERGY - 0.3%
NGPL PipeCo LLC, 9.63%, 06/01/19 (r)	2,922	2,864
Samson Investment Co., 9.75%, 02/15/20 (c) (d)	4,131	10
Walter Energy Inc.
9.50%, 10/15/19 (c) (d)	1,503	188
11.00%, 04/01/20 (c) (d) (r) (y)	1,315	3
		3,065
FINANCIALS - 0.0%
Tropicana Entertainment LLC, 0.00%, 12/15/14 (c) (d) (f) (p) (q)	1,130	—

HEALTH CARE - 0.5%
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	5,087	4,222
6.75%, 08/15/21 (r)	830	677
7.25%, 07/15/22 (r)	409	327
		5,226
INFORMATION TECHNOLOGY - 0.7%
Avaya Inc.
7.00%, 04/01/19 (r)	2,435	1,644
10.50%, 03/01/21 (r)	9,561	2,940
Western Digital Corp., 10.50%, 04/01/24 (r)	3,953	3,963
		8,547
UTILITIES - 0.1%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (c) (d) (r)	4,182	1,213
Total Corporate Bonds and Notes (cost $37,883)		23,563

VARIABLE RATE SENIOR LOAN INTERESTS - 2.6% (i)
CONSUMER DISCRETIONARY - 1.7%
Belk Inc. Term Loan, 5.75%, 11/18/22	$3,258	2,872
Caesars Entertainment Operating Co. 1st Lien Term Loan, 6.99%, 01/28/18 (c) (d)	2,947	2,702
Caesars Entertainment Operating Co. Term Loan B-5, 5.95%, 01/28/18 (c) (d)	618	562
Caesars Entertainment Operating Co. Term Loan B-7, 13.00%, 01/28/18 (c) (d) (f)	2,238	2,031
Cengage Learning Acquisitions Inc. Term Loan, 7.00%, 02/20/20	317	316
iHeartCommunications Inc. Term Loan D, 7.19%, 01/30/19	4,339	3,005
iHeartCommunications Inc. Term Loan E, 7.94%, 07/30/19	1,395	961
Sears Roebuck Acceptance Corp. Term Loan, 0.00%, 07/20/20 (z)	1,382	1,361
Toys R Us Inc. Term Loan B-4
8.25%, 10/15/19	616	597
9.75%, 03/15/20	5,901	4,741
		19,148
ENERGY - 0.0%
NGPL PipeCo LLC Term Loan, 6.75%, 09/15/17	146	140
Walter Energy Inc. Term Loan B, 5.80%, 04/01/18 (c) (d)	2,707	345
		485
INFORMATION TECHNOLOGY - 0.4%
Avaya Inc. Term Loan B-3, 5.12%, 10/26/17	2,394	1,923
Avaya Inc. Term Loan B-7
6.50%, 03/31/18	1,553	1,137
6.25%, 04/30/20	1,744	1,161
		4,221
MATERIALS - 0.2%
Kraton Polymers LLC Term Loan B, 6.00%, 01/06/22	1,792	1,688

UTILITIES - 0.3%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan, 4.67%, 10/10/17 (c) (d)	11,682	3,329
Total Variable Rate Senior Loan Interests (cost $40,728)		28,871

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Commonwealth of Puerto Rico, 8.00%, 07/01/35	4,758	3,271
Total Government and Agency Obligations (cost $4,120)		3,271

OTHER EQUITY INTERESTS - 0.1%
Coal Acquisition LLC Escrow (c) (f) (u)	3	3
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (u)	27,190	1,597
Tribune Co. Litigation Interests (c) (f) (p) (q) (u)	67	—
Total Other Equity Interests (cost $2,527)		1,600

SHORT TERM INVESTMENTS - 6.4%
Investment Company - 4.8%
JNL Money Market Fund, 0.29% (a) (h)	53,253	53,253

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	17,145	17,145
Total Short Term Investments (cost $70,398)		70,398
Total Investments - 102.0% (cost $1,069,553)		1,131,933
Other Assets and Liabilities, Net - (2.0%)		(21,832)
Total Net Assets - 100.0%		$1,110,101

JNL/Goldman Sachs Core Plus Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.9%
Aberdeen Loan Funding Ltd., 1.27%, 11/01/18 (i) (r)	$2,591	$2,567
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.59%, 08/25/36 (i)	2,218	1,771
ACIS CLO Ltd.
1.12%, 10/14/22 (i) (r)	647	641
1.54%, 10/14/22 (i) (r)	4,955	4,862
2.10%, 05/01/26 (i) (r)	5,000	4,852
Adjustable Rate Mortgage Trust REMIC, 2.96%, 04/25/35 (i)	150	148
Aire Valley Mortgages Plc
0.03%, 09/20/66 (i), EUR	65	72
0.07%, 09/20/66 (i), EUR	2,003	2,216
REMIC, 0.84%, 09/20/66 (i) (r)	503	485
Amortizing Residential Collateral Trust REMIC, 2.23%, 08/25/32 (i)	28	24
Asset Backed Securities Corp. Home Equity REMIC, 3.29%, 04/15/33 (i)	12	12
Banc of America Commercial Mortgage Inc. REMIC, 5.62%, 04/10/49 (i)	600	614
Banc of America Funding Corp. REMIC, 5.79%, 10/25/36	38	31
Banc of America Mortgage Securities Inc. REMIC, 2.85%, 09/25/35 (i)	423	385
Bank of America Student Loan Trust, 1.42%, 02/25/43 (i) (r)	1,956	1,904
BlueMountain CLO Ltd., 0.89%, 03/17/21 (i) (r)	1,341	1,317
Brentwood CLO Corp., 0.89%, 02/01/22 (i) (r)	1,032	1,017
Citigroup Mortgage Loan Trust Inc. REMIC, 2.94%, 12/25/35 (i)	741	648
Countrywide Alternative Loan Trust REMIC, 1.85%, 09/25/35 (i)	165	143
Countrywide Asset-Backed Certificates REMIC, 2.31%, 06/25/34 (i)	83	75
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 2.79%, 02/19/34 (i)	212	206
Credit Suisse European Mortgage Capital Ltd., 2.75%, 04/20/20 (f) (i) (p) (q), EUR	2,687	2,996
Crown Point CLO III Ltd., 2.16%, 12/31/27 (i) (r)	9,550	9,004
Duane Street CLO IV Ltd., 0.88%, 11/14/21 (i) (r)	7,688	7,561
Educational Services of America Inc., 1.47%, 07/25/23 (i) (r)	396	389
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.41%, 05/17/32 (i) (p) (q)	245	1
FREMF Mortgage Trust REMIC, 4.07%, 09/25/25 (i) (r)	2,350	2,001
GCO Education Loan Funding Trust, 0.76%, 05/25/25 (i)	1,855	1,822
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37	93	91
7.00%, 09/25/37	180	186
Greywolf CLO V Ltd., 2.22%, 04/25/27 (i) (r)	3,500	3,474
GSAA Home Equity Trust REMIC, 0.66%, 05/25/37 (i)	3,412	2,067
GSMPS Mortgage Loan Trust, 0.89%, 02/25/35 (i) (r)	27	26
Halcyon Loan Advisors Funding Ltd.
2.62%, 04/28/25 (i) (r)	3,800	3,553
2.15%, 04/18/26 (i) (r)	2,550	2,507
REMIC, 2.01%, 07/25/27 (i) (r)	5,800	5,667
ICG U.S. CLO Ltd., 1.59%, 04/20/26 (i)	5,300	5,100
Impac CMB Trust REMIC, 1.07%, 03/25/35 (i)	77	66
Leek Finance Number Eighteen Plc
0.03%, 09/21/38 (i), EUR	124	150
0.88%, 09/21/38 (i)	1,119	1,183
Leek Finance Number Seventeen Plc
0.05%, 12/21/37 (i), EUR	235	287
0.87%, 12/21/37 (i), GBP	104	161
Luminent Mortgage Trust REMIC, 0.61%, 12/25/36 (i)	2,533	2,048
MASTR Adjustable Rate Mortgages Trust REMIC
2.76%, 10/25/34 (i)	166	160
3.53%, 12/25/34 (i)	53	51
1.55%, 12/25/46 (i)	1,785	1,371
MASTR Seasoned Securities Trust REMIC, 3.47%, 10/25/32 (i)	133	129
Mid-State Trust, 7.34%, 07/01/35	114	121
Morgan Stanley Capital I Trust REMIC
5.93%, 11/15/17 (i)	150	145
5.48%, 02/12/44 (i)	200	203
Morgan Stanley Mortgage Loan Trust REMIC
2.88%, 08/25/34 (i)	80	78
2.94%, 03/25/36 (i)	993	790
NCUA Guaranteed Notes Trust REMIC, 3.00%, 06/12/19	1,900	2,009
OCP CLO Ltd., 1.46%, 04/26/26 (i) (r)	5,800	5,607
OFSI Fund VI Ltd., 1.46%, 03/20/25 (i) (r)	5,700	5,483
OFSI Fund VII Ltd., 1.96%, 10/18/26 (i) (r)	1,300	1,258
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.74%, 01/01/24 (i)	1,268	1,266
Residential Accredit Loans Inc. Trust REMIC, 1.32%, 01/25/46 (i)	795	537
Sail Net Interest Margin Notes
7.75%, 04/27/33 (r)	6	11
5.50%, 03/27/34 (r)	45	30
Scholar Funding Trust, 1.37%, 04/28/35 (i) (r)	2,130	1,982
SLM Student Loan Trust
2.27%, 01/24/17 (i)	2,450	2,440
0.68%, 07/25/22 (i)	4,800	4,402
1.37%, 04/25/23 (i)	1,101	1,057
2.32%, 07/25/23 (i)	2,800	2,811
0.74%, 01/25/27 (i)	5,612	5,267
0.62%, 12/15/32 (r)	4,704	4,259
SPS Servicer Advance Receivables Trust, 2.62%, 01/16/17 (r)	5,100	5,089
Structured Asset Mortgage Investments Inc. REMIC, 2.64%, 08/25/35 (i)	49	47
THL Credit Wind River CLO Ltd., 1.77%, 04/20/25 (i) (r)	4,800	4,697
Trinitas CLO II Ltd., 1.66%, 07/15/26 (i) (r)	2,500	2,441
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.51%, 06/25/34 (i)	275	276
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.77%, 04/25/36 (i)	74	72
WhiteHorse VIII Ltd., 2.12%, 05/01/26 (i) (r)	2,400	2,348

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Z Capital Credit Partners CLO Ltd., 1.74%, 07/16/27 (i) (r)	6,150	5,791
Total Non-U.S. Government Agency Asset- Backed Securities (cost $139,373)		136,558

CORPORATE BONDS AND NOTES - 29.2%
CONSUMER DISCRETIONARY - 2.7%
21st Century Fox America Inc., 3.70%, 09/15/24	3,425	3,607
Amazon.com Inc., 3.30%, 12/05/21	2,500	2,673
CCO Holdings LLC, 7.00%, 01/15/19	386	394
CCO Safari II LLC
3.58%, 07/23/20 (r)	125	128
4.91%, 07/23/25 (r)	2,200	2,321
Comcast Corp., 3.38%, 08/15/25	4,650	4,948
Family Tree Escrow LLC
5.25%, 03/01/20 (r)	100	105
5.75%, 03/01/23 (r)	400	424
General Motors Financial Co. Inc., 3.50%, 07/10/19	1,025	1,051
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,266
5.50%, 01/15/24	775	742
6.00%, 01/15/43	825	631
MGM Resorts International, 6.63%, 12/15/21	1,400	1,501
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,790
Newell Rubbermaid Inc., 2.60%, 03/29/19 (l)	1,600	1,624
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,615
Sally Holdings LLC, 5.63%, 12/01/25	1,350	1,438
Time Warner Cable Inc.
5.00%, 02/01/20	175	190
5.88%, 11/15/40	425	440
5.50%, 09/01/41	253	251
Time Warner Inc., 3.88%, 01/15/26	475	498
Videotron Ltd., 5.00%, 07/15/22	1,850	1,919
		30,556
CONSUMER STAPLES - 2.9%
Constellation Brands Inc., 4.25%, 05/01/23	2,325	2,377
CVS Caremark Corp.
4.13%, 05/15/21	999	1,093
3.38%, 08/12/24 (e)	2,050	2,154
CVS Health Corp., 3.50%, 07/20/22	2,775	2,976
HJ Heinz Co.
2.80%, 07/02/20 (r)	1,325	1,358
3.95%, 07/15/25 (r)	1,925	2,051
Kimberly-Clark Corp., 3.70%, 06/01/43	2,175	2,247
Pernod-Ricard SA, 4.45%, 01/15/22 (r)	1,400	1,512
Philip Morris International Inc., 2.75%, 02/25/26	1,325	1,350
Reynolds American Inc., 4.45%, 06/12/25	9,500	10,457
Reynolds Group Issuer Inc.
7.88%, 08/15/19	100	103
5.75%, 10/15/20	2,275	2,335
SABMiller Holdings Inc., 4.95%, 01/15/42 (r)	225	251
Suntory Holdings Ltd., 2.55%, 09/29/19 (r)	2,050	2,080
Walgreens Boots Alliance Inc., 2.70%, 11/18/19	525	536
		32,880
ENERGY - 2.5%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (e)	670	597
6.45%, 09/15/36	850	849
Antero Resources Corp., 5.63%, 06/01/23 (e)	2,100	1,932
Apache Corp.
3.25%, 04/15/22	300	290
4.25%, 01/15/44 (e)	1,550	1,324
ConocoPhillips Co.
4.20%, 03/15/21	1,075	1,122
3.35%, 11/15/24 (e)	1,610	1,556
4.95%, 03/15/26	900	940
4.15%, 11/15/34 (e)	825	737
Devon Energy Corp., 4.75%, 05/15/42	925	679
Enbridge Inc., 3.50%, 06/10/24 (e)	725	654
Energy Transfer Partners LP
3.60%, 02/01/23	210	182
4.75%, 01/15/26	350	321
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	3,300	2,640
7.03%, 01/15/68 (i)	575	583
Halliburton Co.
3.38%, 11/15/22	1,500	1,527
3.80%, 11/15/25	1,550	1,551
Laredo Petroleum Inc., 6.25%, 03/15/23	300	251
Occidental Petroleum Corp., 3.40%, 04/15/26	2,075	2,091
Petroleos de Venezuela SA
9.00%, 11/17/21	220	82
6.00%, 05/16/24	1,140	352
6.00%, 11/15/26	600	185
5.38%, 04/12/27	30	10
5.50%, 04/12/37	30	10
Petroleos Mexicanos
5.50%, 02/04/19 (r)	470	492
6.38%, 02/04/21 (r)	270	288
Pioneer Natural Resources Co., 3.45%, 01/15/21	1,550	1,542
Shell International Finance BV, 4.55%, 08/12/43	825	857
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24	500	459
Valero Energy Corp., 3.65%, 03/15/25 (e)	1,125	1,107
Western Gas Partners LP, 3.95%, 06/01/25	1,300	1,114
Williams Partners LP
3.60%, 03/15/22	325	267
3.90%, 01/15/25	1,825	1,476
		28,067
FINANCIALS - 13.1%
Abbey National Treasury Services Plc, 4.00%, 04/27/16	2,075	2,080
AerCap Aviation Solutions BV, 6.38%, 05/30/17	200	206
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25	325	326
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	2,024
American Express Co., 6.80%, 09/01/66 (i)	2,175	2,180
American International Group Inc.
3.75%, 07/10/25	750	749
4.50%, 07/16/44	200	189
American Tower Corp.
3.40%, 02/15/19	825	847
3.30%, 02/15/21	850	865
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21	6,900	7,093
3.65%, 02/01/26	5,725	6,021
4.90%, 02/01/46	900	1,006
ARC Properties Operating Partnership LP, 3.00%, 02/06/19	2,310	2,269
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	3,325	3,361
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (m)	1,125	1,102

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
6.50% (callable at 100 beginning 10/23/24) (m)	750	774
4.00%, 04/01/24	1,500	1,574
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	300	310
BAT International Finance Plc, 3.95%, 06/15/25 (e) (r)	4,425	4,846
BNP Paribas SA, 7.63%, (callable at 100 beginning 03/15/18) (m) (r)	1,175	1,181
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28	1,901	1,621
Capital One Financial Corp., 4.20%, 10/29/25	2,000	2,026
Chubb Corp., 6.37%, 03/29/67 (i)	1,300	1,131
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (m)	775	749
6.13% (callable at 100 beginning 11/15/20) (e) (m)	1,450	1,454
Compass Bank
1.85%, 09/29/17	850	851
2.75%, 09/29/19	925	921
5.50%, 04/01/20	1,200	1,277
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (m) (r)	975	959
6.50%, 08/08/23 (r)	1,100	1,182
Crown Castle International Corp., 5.25%, 01/15/23	2,275	2,446
Developers Diversified Realty Corp., 7.50%, 04/01/17	2,170	2,286
Discover Bank, 8.70%, 11/18/19	551	642
Discover Financial Services, 3.85%, 11/21/22	1,499	1,485
Education Realty Operating Partnership LP, 4.60%, 12/01/24	2,875	2,839
ERP Operating LP, 4.63%, 12/15/21	1,538	1,712
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,200	1,267
5.88%, 08/02/21	750	860
4.13%, 08/04/25	2,025	2,105
GE Capital International Funding Co., 4.42%, 11/15/35 (r)	1,346	1,457
General Electric Capital Corp.
8.50%, 04/06/18, MXN	5,000	309
6.15%, 08/07/37	158	213
5.88%, 01/14/38	258	337
Geo Maquinaria, 9.63%, 05/02/21 (c) (d) (r)	270	3
Glencore Funding LLC, 2.50%, 01/15/19 (r)	269	246
HCP Inc., 6.00%, 01/30/17	1,375	1,420
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2) (p) (q), BRL	4,840	3,667
ING Bank NV, 4.12%, 11/21/23 (i)	2,875	2,900
ING Groep NV, 6.00%, (callable at 100 beginning 04/16/20) (e) (m) (v)	1,400	1,310
Intesa Sanpaolo SpA
2.38%, 01/13/17	1,425	1,431
3.88%, 01/16/18	3,075	3,147
5.02%, 06/26/24 (r)	1,200	1,124
5.71%, 01/15/26 (r)	850	827
JPMorgan Chase & Co., 5.30%, (callable at 100 beginning 05/01/20) (m)	2,575	2,581
Lloyds Banking Group Plc, 7.50%, (callable at 100 beginning 06/27/24) (e) (m)	875	866
Macquarie Bank Ltd., 6.63%, 04/07/21 (e) (p) (q)	1,475	1,679
Meiji Yasuda Life Insurance Co. Ltd., 5.20%, 10/20/45 (i) (r)	1,425	1,536
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,132
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	1,050	1,072
3.85%, 03/01/26	2,350	2,444
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20 (e) (r)	575	585
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,147
Morgan Stanley
5.55% (callable at 100 beginning 07/15/20) (e) (m)	1,850	1,824
3.88%, 04/29/24	1,150	1,207
3.70%, 10/23/24	3,000	3,102
4.00%, 07/23/25	150	157
Nationwide Building Society, 3.90%, 07/21/25 (r)	2,125	2,244
Nielsen Finance LLC, 4.50%, 10/01/20	1,900	1,943
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,691
PNC Preferred Funding Trust II, 1.86%, (callable at 100 beginning 03/15/17) (m) (r)	2,500	2,100
Prudential Financial Inc., 5.38%, 05/15/45 (i)	450	446
Reliance Standard Life Global Funding II, 2.50%, 01/15/20 (r)	2,125	2,133
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (m) (v)	1,100	1,023
8.00% (callable at 100 beginning 08/10/25) (m) (v)	525	501
6.00%, 12/19/23	675	684
Santander Bank NA, 2.00%, 01/12/18	1,675	1,661
Santander Holdings USA Inc., 4.63%, 04/19/16	715	716
Santander UK Group Holdings Plc, 4.75%, 09/15/25 (r)	3,375	3,192
Select Income REIT
2.85%, 02/01/18	325	325
3.60%, 02/01/20	575	578
4.15%, 02/01/22	800	794
Senior Housing Properties Trust, 3.25%, 05/01/19	950	947
Solvay Finance America LLC, 3.40%, 12/03/20 (r)	1,600	1,627
Sovereign Bank, 8.75%, 05/30/18	700	780
Stadshypotek AB, 1.88%, 10/02/19 (e) (r)	4,300	4,318
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (e) (r)	2,200	2,299
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,795
Synchrony Financial
2.60%, 01/15/19	2,200	2,205
3.00%, 08/15/19	1,525	1,549
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	1,440	1,543
Trust F/1401, 5.25%, 12/15/24 (r)	470	478
UBS Group AG, 3.00%, 04/15/21 (r)	3,700	3,707
WEA Finance LLC, 3.75%, 09/17/24 (e) (r)	1,800	1,833
		149,651
HEALTH CARE - 3.0%
AbbVie Inc., 2.50%, 05/14/20	2,225	2,267
Actavis Funding SCS
2.35%, 03/12/18	1,200	1,214
3.45%, 03/15/22	325	337
3.80%, 03/15/25	1,540	1,603
4.85%, 06/15/44	1,825	1,944
Bayer US Finance LLC, 3.00%, 10/08/21 (r)	2,900	3,035
Becton Dickinson and Co., 2.68%, 12/15/19	1,850	1,897
Community Health Systems Inc., 8.00%, 11/15/19 (e)	350	341
EMD Finance LLC, 2.95%, 03/19/22 (e) (r)	3,650	3,728

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Express Scripts Holding Co., 2.65%, 02/15/17	1,300	1,317
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	4,074	4,323
5.00%, 12/15/21 (r)	1,700	1,899
HCA Inc., 4.75%, 05/01/23	2,150	2,188
Medtronic Inc.
2.50%, 03/15/20	675	699
3.15%, 03/15/22	1,200	1,271
Stryker Corp.
2.63%, 03/15/21	725	739
3.50%, 03/15/26	1,225	1,270
Thermo Fisher Scientific Inc., 3.65%, 12/15/25	1,075	1,094
UnitedHealth Group Inc.
4.63%, 07/15/35	1,050	1,171
4.75%, 07/15/45	2,225	2,552
		34,889
INDUSTRIALS - 0.7%
General Electric Co., 3.50%, 10/02/18	2,055	2,104
International Lease Finance Corp.
6.75%, 09/01/16 (r)	550	558
7.13%, 09/01/18 (r)	1,200	1,308
Penske Truck Leasing Co. LP, 3.05%, 01/09/20 (p) (q)	2,400	2,387
Roper Technologies Inc., 3.00%, 12/15/20	1,350	1,380
		7,737
INFORMATION TECHNOLOGY - 1.3%
Cisco Systems Inc., 2.20%, 02/28/21	1,675	1,712
Fidelity National Information Services Inc., 3.63%, 10/15/20	2,750	2,843
Fiserv Inc., 2.70%, 06/01/20	1,700	1,730
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (r)	1,775	1,828
Intel Corp., 3.70%, 07/29/25	2,550	2,794
Microsoft Corp., 3.13%, 11/03/25	2,300	2,416
Oracle Corp., 2.50%, 05/15/22	1,925	1,966
		15,289
MATERIALS - 0.4%
Eastman Chemical Co., 3.80%, 03/15/25	1,975	2,026
Ecolab Inc., 5.50%, 12/08/41	775	892
LyondellBasell Industries NV, 5.00%, 04/15/19	525	561
Sappi Papier Holding GmbH, 7.75%, 07/15/17 (p) (q)	1,200	1,256
		4,735
TELECOMMUNICATION SERVICES - 2.3%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	9,650	554
AT&T Inc.
2.95%, 05/15/16	1,750	1,754
4.45%, 04/01/24	800	864
3.95%, 01/15/25	625	650
Digicel Ltd., 6.75%, 03/01/23 (r)	1,550	1,372
SoftBank Group Corp., 4.50%, 04/15/20 (r)	1,700	1,724
Telefonica Emisiones SAU, 5.46%, 02/16/21	3,225	3,665
Verizon Communications Inc.
2.63%, 02/21/20	4,200	4,322
5.15%, 09/15/23	8,750	10,103
4.15%, 03/15/24	725	789
4.67%, 03/15/55	1,023	982
		26,779
UTILITIES - 0.3%
Consumers Energy Co, 3.95%, 05/15/43 (e)	2,125	2,185
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	1,575	1,202
		3,387
Total Corporate Bonds and Notes (cost $329,962)		333,970

GOVERNMENT AND AGENCY OBLIGATIONS - 58.5%
GOVERNMENT SECURITIES - 25.8%
Federal Home Loan Bank - 0.6% (w)
Federal Home Loan Bank, 2.88%, 06/13/25	6,650	7,048
Federal National Mortgage Association - 0.5% (w)
Federal National Mortgage Association
6.25%, 05/15/29	2,600	3,710
6.63%, 11/15/30	900	1,339
		5,049
Municipals - 1.3%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	1,060
Commonwealth of Puerto Rico
5.50%, 07/01/26 - 07/01/39	335	200
5.13%, 07/01/31	10	6
5.63%, 07/01/32	10	6
5.38%, 07/01/33	140	83
5.00%, 07/01/34 - 07/01/41	75	45
6.00%, 07/01/34	10	6
8.00%, 07/01/35	2,575	1,770
5.88%, 07/01/36	10	6
5.25%, 07/01/37	40	24
5.75%, 07/01/38 - 07/01/41	30	18
Northstar Education Finance Inc. Student Loan Asset-Backed Note (insured by Guaranteed Student Loans)
0.28%, 04/01/42 (i)	2,300	2,027
0.30%, 04/01/42 (i)	650	573
0.53%, 04/01/42 (i)	700	617
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	195	130
5.00%, 07/01/33	105	68
5.75%, 07/01/37	45	30
6.00%, 07/01/38 - 07/01/47	315	211
Puerto Rico Highways and Transportation Authority (insured by Assured Guaranty Municipal Corp.), 5.25%, 07/01/36	40	41
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	1,650	675
5.50%, 08/01/28 - 08/01/42	2,435	1,005
0.00%, 08/01/32 - 08/01/33 (k)	360	130
0.00%, 08/01/33 - 08/01/38 (j)	470	49
5.00%, 08/01/35 - 08/01/43	250	101
5.38%, 08/01/36 - 08/01/39	815	334
5.75%, 08/01/37	300	125
6.00%, 08/01/39 - 08/01/42	925	391
6.38%, 08/01/39	15	6
State of California
7.95%, 03/01/36	1,290	1,561
7.63%, 03/01/40	2,390	3,658
		14,956
Sovereign - 4.8%
Chile Government International Bond, 3.63%, 10/30/42	800	754
Colombia Government International Bond
4.50%, 01/28/26	220	225
5.63%, 02/26/44	840	836
5.00%, 06/15/45	340	316
Costa Rica Government International Bond, 7.00%, 04/04/44	500	451

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Croatia Government International Bond
6.63%, 07/14/20	290	319
3.88%, 05/30/22, EUR	160	187
Dominican Republic Bond, 11.38%, 07/06/29, DOP	300	7
Dominican Republic International Bond
10.38%, 03/04/22, DOP	400	9
14.50%, 02/10/23, DOP	600	15
6.88%, 01/29/26 (r)	1,000	1,062
8.63%, 04/20/27	396	445
7.45%, 04/30/44 (r)	1,400	1,470
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	5,265
Indonesia Government International Bond
5.38%, 10/17/23	200	219
5.88%, 01/15/24	1,020	1,145
4.13%, 01/15/25 (r)	360	362
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,691
7.00%, 06/15/25	1,500	2,071
6.75%, 07/15/27	1,200	1,688
Israel Government AID Bond, 5.50%, 09/18/23 - 04/26/24	5,500	6,803
Kazakhstan Government International Bond, 5.13%, 07/21/25	200	206
Kreditanstalt fur Wiederaufbau, 1.13%, 08/06/18	9,600	9,615
Mexico Bonos
6.50%, 06/10/21, MXN	6,507	395
8.00%, 12/07/23, MXN	6,841	450
7.50%, 06/03/27, MXN	5,200	334
8.50%, 05/31/29, MXN	3,453	239
Mexico Government International Bond
3.63%, 03/15/22	910	940
4.75%, 03/08/44	2,760	2,753
5.55%, 01/21/45	160	177
4.60%, 01/23/46	510	497
Panama Government International Bond, 9.38%, 04/01/29	420	626
Republic of Honduras, 8.75%, 12/16/20 (r)	370	413
Republic of Indonesia, 4.75%, 01/08/26 (r)	1,300	1,364
South Africa Government International Bond, 5.88%, 09/16/25	240	260
Tennessee Valley Authority
3.88%, 02/15/21	3,700	4,117
5.98%, 04/01/36	1,250	1,708
4.63%, 09/15/60	800	909
Turkey Government International Bond
5.63%, 03/30/21	590	637
6.25%, 09/26/22	1,470	1,635
5.75%, 03/22/24	740	803
United Mexican States, 6.05%, 01/11/40	60	70
Venezuela Government International Bond
7.75%, 10/13/19	490	184
6.00%, 12/09/20	70	23
12.75%, 08/23/22	50	21
9.00%, 05/07/23	50	17
8.25%, 10/13/24	1,415	481
7.65%, 04/21/25	170	57
11.75%, 10/21/26	170	67
9.25%, 09/15/27 - 05/07/28	1,308	477
11.95%, 08/05/31	240	95
9.38%, 01/13/34	100	35
		54,945
Treasury Inflation Index Securities - 4.9%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.35%, 09/15/19 (n), EUR	5,178	6,480
Spain Government Inflation Indexed Bond, 0.55%, 11/30/19 (n) (r), EUR	5,039	5,946
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 - 07/15/24 (n)	26,173	26,535
0.38%, 07/15/23 (n)	2,443	2,518
0.63%, 01/15/24 (n)	4,508	4,695
2.50%, 01/15/29 (n)	3,697	4,644
2.13%, 02/15/40 (n)	1,425	1,821
1.38%, 02/15/44 (n)	2,846	3,188
		55,827
U.S. Treasury Securities - 13.7%
U.S. Treasury Bond
3.63%, 08/15/43 - 02/15/44	14,800	17,970
3.75%, 11/15/43 (o)	11,900	14,787
3.00%, 11/15/44 - 11/15/45	26,200	28,288
2.88%, 08/15/45	3,500	3,683
2.50%, 02/15/46	3,300	3,218
U.S. Treasury Note
0.75%, 01/31/18	1,100	1,100
1.50%, 08/31/18 (o)	1,800	1,831
1.63%, 06/30/20 - 07/31/20	47,700	48,660
1.50%, 02/28/23	36,300	36,211
2.13%, 05/15/25	1,400	1,444
		157,192
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 32.7%
Federal Home Loan Mortgage Corp. - 4.2%
Federal Home Loan Mortgage Corp.
3.11%, 02/25/23	1,500	1,605
4.23%, 03/25/25 (i)	700	667
5.00%, 03/01/26 - 06/01/41	2,594	2,868
3.73%, 10/25/27 (i)	620	588
5.50%, 04/01/28 - 08/01/38	1,321	1,484
3.00%, 03/01/32 - 03/01/43	3,500	3,599
3.08%, 01/01/37 (i)	547	578
6.00%, 08/01/37 - 05/01/40	1,104	1,257
6.50%, 01/01/38 - 12/01/38	1,044	1,253
7.00%, 02/01/39	778	919
4.50%, 11/01/40	6	6
3.50%, 04/01/43 - 03/01/46	18,378	19,273
Interest Only, 3.00%, 12/15/27 (p) (q)	957	89
REMIC, 3.03%, 10/25/20	4,700	4,978
REMIC, 1,156.50%, 06/15/21 (p) (q)	—	—
REMIC, 2.78%, 09/25/22	1,540	1,600
REMIC, 3.46%, 08/25/23 (i)	800	874
REMIC, 2.81%, 01/25/25	6,100	6,342
REMIC, Interest Only, 5.66%, 07/15/39 (i) (p) (q)	1,025	167
REMIC, Interest Only, 5.66%, 11/15/43 (i) (p) (q)	1,466	225
		48,372
Federal National Mortgage Association - 15.3%
Federal National Mortgage Association
2.80%, 03/01/18	2,335	2,393
5.00%, 03/01/18 - 12/01/44	6,937	7,656
3.74%, 05/01/18	1,393	1,452
3.84%, 05/01/18	1,790	1,871
4.50%, 08/01/18 - 08/01/41	3,025	3,320
6.50%, 02/01/19	—	—
4.51%, 06/01/19	4,400	4,585
3.42%, 10/01/20	976	1,052
3.63%, 12/01/20	762	824
4.38%, 06/01/21	3,276	3,639
3.83%, 07/01/21	1,562	1,705
6.00%, 06/01/22 - 08/01/39	2,566	2,936
5.50%, 09/01/23 - 11/01/39	1,640	1,743

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
1.63%, 07/25/24 (i)	271	270
1.93%, 02/25/25 (i)	26	26
8.00%, 04/01/30 - 01/01/31	33	37
7.00%, 07/01/32 - 03/01/39	460	547
2.28%, 11/01/35 (i)	29	31
2.53%, 05/01/36 (i)	236	248
2.68%, 05/01/36 (i)	219	235
2.72%, 08/01/36 (i)	196	206
2.62%, 09/01/36 (i)	192	203
4.00%, 08/01/39 - 09/01/39	28	30
3.00%, 11/01/42 - 07/01/43	4,309	4,444
3.50%, 02/01/45 - 01/01/46	57,754	60,598
3.00%, 04/15/46, TBA (g)	34,000	34,889
4.00%, 04/15/46, TBA (g)	29,000	30,994
REMIC, 5.00%, 06/25/41 - 10/25/41	2,881	3,199
REMIC, 7.00%, 07/25/42 - 10/25/42	1,030	1,207
REMIC, Interest Only, 4.56%, 11/25/40 (i) (p) (q)	3,946	725
REMIC, Interest Only, 5.72%, 07/25/42 (i) (p) (q)	977	142
REMIC, Interest Only, 5.67%, 09/25/43 (i) (p) (q)	1,038	166
REMIC, Interest Only, 5.67%, 12/25/43 (i) (p) (q)	2,219	351
REMIC, Interest Only, 5.82%, 01/25/45 (i) (p) (q)	1,079	190
REMIC, Interest Only, 5.27%, 11/25/45 (i) (p) (q)	2,197	351
REMIC, Interest Only, 5.27%, 11/25/45 (i) (p) (q)	570	89
REMIC, Interest Only, 5.27%, 11/25/45 (i) (p) (q)	15,362	2,260
REMIC, Interest Only, 5.82%, 11/25/45 (i) (p) (q)	978	174
		174,788
Government National Mortgage Association - 13.2%
Government National Mortgage Association
3.95%, 07/15/25	672	729
6.00%, 06/15/34 - 11/15/38	77	88
5.00%, 06/15/40 - 05/15/41	1,187	1,319
4.00%, 10/20/43 - 02/20/46	47,108	50,451
4.00%, 04/15/46, TBA (g)	88,000	94,095
REMIC, 5.00%, 10/20/44 (p) (q)	2,858	499
REMIC, Interest Only, 5.32%, 03/20/40 (i) (p) (q)	1,557	223
REMIC, Interest Only, 5.57%, 08/20/40 (i) (p) (q)	2,164	353
REMIC, Interest Only, 5.72%, 05/20/41 (i) (p) (q)	1,488	236
REMIC, Interest Only, 5.82%, 12/20/42 (i) (p) (q)	815	132
REMIC, Interest Only, 5.72%, 07/20/43 (i) (p) (q)	523	82
REMIC, Interest Only, 6.26%, 08/16/43 (i) (p) (q)	1,030	207
REMIC, Interest Only, 5.67%, 09/20/43 (i) (p) (q)	557	86
REMIC, Interest Only, 5.72%, 11/20/43 (i) (p) (q)	502	80
REMIC, Interest Only, 5.67%, 03/20/44 (i) (p) (q)	625	105
REMIC, Interest Only, 5.17%, 09/20/44 (i) (p) (q)	678	99
REMIC, Interest Only, 5.00%, 08/20/45 (p) (q)	2,448	431
REMIC, Interest Only, 5.28%, 08/20/45 (i) (p) (q)	3,681	561
REMIC, Interest Only, 5.31%, 08/20/45 (i) (p) (q)	876	114
REMIC, Interest Only, 5.29%, 09/20/45 (i) (p) (q)	903	129
REMIC, Interest Only, 5.77%, 09/20/45 (i) (p) (q)	2,270	396
REMIC, Interest Only, 5.27%, 10/20/45 (i) (p) (q)	869	108
REMIC, Interest Only, 5.77%, 11/20/45 (i) (p) (q)	725	105
REMIC, Interest Only, 5.22%, 01/20/46 (i) (p) (q)	954	133
REMIC, Interest Only, 5.22%, 01/20/46 (i) (p) (q)	2,557	346
REMIC, Interest Only, 5.22%, 01/20/46 (i) (p) (q)	1,944	262
		151,369
Total Government and Agency Obligations (cost $654,410)		669,546

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f) (p) (q)	491	—
Total Common Stocks (cost $185)		—

SHORT TERM INVESTMENTS - 14.9%
Commercial Paper - 0.7%
Barclays Bank Plc, 1.22%, 04/13/16 (p) (q)	$7,500	7,500
Investment Company - 10.5%
JNL Money Market Fund, 0.29% (a) (h)	120,236	120,236
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	18,437	18,437
Treasury Securities - 2.1%
Japan Treasury Bill, 0.00%, 04/18/16, JPY	2,710,000	24,080
Total Short Term Investments (cost $169,123)		170,253
Total Investments - 114.4% (cost $1,293,052)		1,310,327
Total Forward Sales Commitments - (1.6%) (proceeds $18,723)		(18,852)
Other Assets and Liabilities, Net - (12.8%)		(146,280)
Total Net Assets - 100.0%		$1,145,195

FORWARD SALES COMMITMENTS - 1.6%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.6%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.6%
Federal Home Loan Mortgage Corp. - 1.6%
Federal Home Loan Mortgage Corp., 3.50%, 04/15/46, TBA (g)	$18,000	$18,852
Total Forward Sales Commitments - 1.6% (proceeds $18,723)		$18,852

JNL/Goldman Sachs Emerging Markets Debt Fund

CORPORATE BONDS AND NOTES - 21.3%
ARGENTINA - 0.7%
Arcos Dorados Holdings Inc., 6.63%, 09/27/23 (r)	$354	$341

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
IRSA Propiedades Comerciales SA, 8.75%, 03/23/23 (r)	420	419
Transportadora de Gas del Sur SA, 9.63%, 05/14/20 (p) (q)	6	6
YPF SA
8.88%, 12/19/18	1,780	1,851
8.50%, 03/23/21 (e) (r)	440	440
8.75%, 04/04/24	100	99
		3,156
AUSTRALIA - 0.1%
Toyota Finance Australia Ltd., 3.76%, 07/20/17, MXN	11,420	649

BANGLADESH - 0.1%
Banglalink Digital Communications Ltd., 8.63%, 05/06/19 (r)	500	517

BRAZIL - 1.4%
Banco do Brasil SA
6.25% (callable at 100 beginning 04/15/24) (m)	1,560	869
9.00% (callable at 100 beginning 06/18/24) (m)	1,140	791
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28 (r)	1,120	955
5.33%, 02/15/28	770	656
Globo Comunicacao e Participacoes SA, 4.84%, 06/08/25 (k)	200	180
Petrobras International Finance Co.
5.88%, 03/01/18	450	432
5.75%, 01/20/20	590	508
5.38%, 01/27/21	450	370
Samarco Mineracao SA, 4.13%, 11/01/22	200	120
Tupy Overseas SA, 6.63%, 07/17/24	410	381
Tupy SA, 6.63%, 07/17/24 (r)	1,110	1,032
		6,294
CANADA - 0.1%
First Quantum Minerals Ltd., 6.75%, 02/15/20 (p) (q)	360	247

CHILE - 2.3%
AES Gener SA, 5.25%, 08/15/21	661	702
Cencosud SA, 6.63%, 02/12/45	1,918	1,806
Corpbanca SA, 3.88%, 09/22/19 (e) (r)	1,065	1,091
E.CL SA, 5.63%, 01/15/21	230	253
Embotelladora Andina SA, 5.00%, 10/01/23 (r)	810	862
GNL Quintero SA, 4.63%, 07/31/29 (r)	2,760	2,777
Sociedad Quimica y Minera de Chile SA
6.13%, 04/15/16 (e)	683	683
5.50%, 04/21/20 (r)	230	238
3.63%, 04/03/23	1,970	1,798
		10,210
CHINA - 0.3%
Biostime International Holdings Ltd., 0.00%, 02/20/19 (j) (v), HKD	6,000	777
Studio City Finance Ltd., 8.50%, 12/01/20 (e) (r)	430	431
		1,208
COLOMBIA - 0.4%
Banco de Bogota SA, 5.00%, 01/15/17	1,285	1,301
Oleoducto Central SA, 4.00%, 05/07/21	200	190
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	270	273
		1,764
DOMINICAN REPUBLIC - 0.8%
Aeropuertos Dominicanos Siglo XXI SA, 9.75%, 11/13/19	3,518	3,711

GUATEMALA - 0.6%
Agromercantil Senior Trust, 6.25%, 04/10/19 (r)	970	999
Central American Bottling Corp.
6.75%, 02/09/22 (r)	70	74
6.75%, 02/09/22	470	495
Comcel Trust, 6.88%, 02/06/24 (r)	1,150	1,075
		2,643
HONG KONG - 0.8%
China Oil & Gas Group Ltd., 5.00%, 05/07/20	400	378
China Resources Cement Holdings Ltd., 2.13%, 10/05/17	960	962
New Cotai LLC, 10.63%, 05/01/19 (e) (r) (y)	617	438
Sun Hung Kai Properties Capital Market Ltd., 5.38%, 03/08/17	650	673
Wharf Finance Ltd., 4.63%, 02/08/17	960	983
		3,434
INDIA - 0.8%
Adani Ports & Special Economic Zone Ltd., 3.50%, 07/29/20 (r)	680	683
Greenko Dutch BV
8.00%, 08/01/19	490	522
8.00%, 08/01/19 (r)	980	1,044
ICICI Bank Ltd., 6.37%, 04/30/22 (i)	840	857
Vedanta Resources Plc, 6.00%, 01/31/19	420	284
		3,390
INDONESIA - 0.1%
TBG Global Pte Ltd.
4.63%, 04/03/18	400	401
5.25%, 02/10/22	290	280
		681
IRELAND - 0.5%
Mobile Telesystems OJSC via MTS International Fund, 5.00%, 05/30/23	910	880
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18	1,530	1,532
		2,412
ISRAEL - 0.8%
Delek & Avner Tamar Bond Ltd.
2.80%, 12/30/16 (r)	1,600	1,596
3.84%, 12/30/18 (r)	1,540	1,537
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (r)	220	234
7.75%, 12/15/27	250	296
		3,663
ITALY - 0.3%
Wind Acquisition Finance SA
4.00%, 07/15/20 (r), EUR	270	304
7.38%, 04/23/21 (r)	1,150	1,041
		1,345
JAMAICA - 0.6%
Digicel Group Ltd.
8.25%, 09/30/20 (p) (q)	300	258
8.25%, 09/30/20	1,630	1,400
Digicel Ltd.
7.00%, 02/15/20 (p) (q)	200	183
6.75%, 03/01/23 (r)	910	805
		2,646

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JAPAN - 0.2%
SoftBank Group Corp.
4.50%, 04/15/20 (r)	400	405
4.50%, 04/15/20	570	578
		983
KAZAKHSTAN - 0.1%
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	550	600

LUXEMBOURG - 0.4%
Altice Financing SA
7.88%, 12/15/19	550	575
6.50%, 01/15/22 (e) (r)	540	549
6.63%, 02/15/23	200	201
Altice Finco SA, 9.88%, 12/15/20	230	247
Millicom International Cellular SA, 4.75%, 05/22/20 (e) (r)	380	362
		1,934
MEXICO - 2.1%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	42,240	2,426
Cemex SAB de CV
4.75%, 01/11/22 (r), EUR	340	373
7.75%, 04/16/26 (r)	660	678
Gruma SAB de CV, 4.88%, 12/01/24 (r)	1,300	1,379
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (r)	250	259
Grupo Televisa SAB
6.00%, 05/15/18	1,554	1,686
4.63%, 01/30/26	200	211
JB y Compania SA de CV, 3.75%, 05/13/25 (r)	1,080	1,085
Metalsa SA de CV, 4.90%, 04/24/23 (r)	625	587
Pemex Finance Ltd., 10.61%, 08/15/17	266	283
Trust F/1401, 6.95%, 01/30/44 (p) (q)	280	273
		9,240
NETHERLANDS - 0.8%
Helios Towers Finance Netherlands BV, 8.38%, 07/15/19	1,369	1,239
Listrindo Capital BV, 6.95%, 02/21/19	500	514
Petrobras Global Finance BV
4.88%, 03/17/20	80	67
4.38%, 05/20/23	1,590	1,160
6.25%, 03/17/24	500	400
		3,380
PARAGUAY - 0.7%
Banco Continental SAECA, 8.88%, 10/15/17	975	985
Banco Regional SAECA, 8.13%, 01/24/19 (r)	1,950	2,004
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22 (e)	270	265
		3,254
PERU - 1.5%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	1,950	1,938
Corp. Lindley SA, 6.75%, 11/23/21	3,035	3,460
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 (j)	274	263
0.00%, 06/02/25 (j)	1,007	770
SAN Miguel Industrias Pet SA, 7.75%, 11/06/20 (r)	370	375
		6,806
PHILIPPINES - 0.1%
Energy Development Corp., 6.50%, 01/20/21	600	669

QATAR - 0.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.30%, 09/30/20	1,040	1,107
5.84%, 09/30/27 (p) (q)	510	556
6.33%, 09/30/27	330	366
		2,029
RUSSIAN FEDERATION - 1.0%
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22	429	395
Lukoil International Finance BV
3.42%, 04/24/18	1,550	1,540
4.56%, 04/24/23	910	869
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (r)	230	230
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22	470	487
5.50%, 02/26/24	840	763
		4,284
SINGAPORE - 0.1%
Royal Capital BV, 5.50%, (callable at 100 beginning 05/05/21) (m)	550	545

SOUTH AFRICA - 0.4%
Myriad International Holdings BV, 6.38%, 07/28/17	710	741
Transnet SOC Ltd., 10.00%, 03/30/29, ZAR	16,500	985
		1,726
SOUTH KOREA - 0.0%
Kookmin Bank, 1.63%, 07/14/17	200	200

THAILAND - 0.1%
PTT Exploration & Production PCL, 4.88%, (callable at 100 beginning 06/18/19) (m)	280	273

TURKEY - 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22	1,010	886
Global Liman Isletmeleri
8.13%, 11/14/21	200	175
8.13%, 11/14/21 (r)	1,010	885
Turkiye Vakiflar Bankasi Tao, 3.75%, 04/15/18 (r)	1,230	1,225
		3,171
UKRAINE - 0.2%
MHP SA, 8.25%, 04/02/20	1,140	1,001

UNITED ARAB EMIRATES - 0.7%
Dolphin Energy Ltd., 5.50%, 12/15/21	490	547
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (r)	2,270	2,429
		2,976
UNITED STATES OF AMERICA - 0.2%
Cemex Finance LLC, 5.25%, 04/01/21 (r), EUR	376	429
Kosmos Energy Ltd., 7.88%, 08/01/21	470	395
		824
VENEZUELA - 0.6%
Petroleos de Venezuela SA
9.00%, 11/17/21	530	197
6.00%, 05/16/24	2,780	863
6.00%, 11/15/26	2,870	885
5.38%, 04/12/27	2,830	898
5.50%, 04/12/37	90	29
		2,872

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
VIETNAM - 0.2%
Debt and Asset Trading Corp., 1.00%, 10/10/25	1,480	746
Total Corporate Bonds and Notes (cost $98,498)		95,483

GOVERNMENT AND AGENCY OBLIGATIONS - 63.2%
ARGENTINA - 0.4%
Argentina Bonad Bond, 0.00%, 03/28/17 (i), ARS	24,610	1,681
Argentina Bonar Bond, 0.00%, 10/09/17 (i), ARS	1,020	73
		1,754
BRAZIL - 8.0%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/16 - 08/15/40 (s), BRL	9,644	7,441
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/17 - 07/01/17 (j), BRL	46,369	11,240
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/25, BRL	66,809	16,780
Brazilian Government International Bond, 6.00%, 04/07/26	350	356
		35,817
CHILE - 0.2%
Inflation Indexed Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22 (n), CLP	438,805	726

COLOMBIA - 4.5%
Colombia Government International Bond
7.75%, 04/14/21, COP	1,138,000	384
4.38%, 03/21/23 (e), COP	1,858,000	519
4.50%, 01/28/26	620	634
3.88%, 03/22/26, EUR	230	264
5.00%, 06/15/45	770	716
Colombia TES
7.25%, 06/15/16, COP	8,488,900	2,831
11.25%, 10/24/18, COP	242,300	88
7.00%, 05/04/22, COP	29,411,100	9,431
10.00%, 07/24/24, COP	5,457,600	2,040
7.50%, 08/26/26, COP	1,333,100	424
6.00%, 04/28/28, COP	3,942,000	1,085
7.75%, 09/18/30, COP	4,850,000	1,524
		19,940
COSTA RICA - 0.2%
Costa Rica Government International Bond, 7.16%, 03/12/45 (r)	780	706

CROATIA - 0.2%
Croatia Government International Bond
6.25%, 04/27/17	660	685
6.63%, 07/14/20	130	143
3.88%, 05/30/22, EUR	100	117
		945
CZECH REPUBLIC - 1.2%
Czech Republic Government Bond
0.50%, 07/28/16, CZK	26,540	1,118
0.37%, 10/27/16 (i), CZK	99,960	4,214
		5,332
DOMINICAN REPUBLIC - 1.5%
Dominican Republic Bond, 11.38%, 07/06/29, DOP	44,600	996
Dominican Republic International Bond
9.04%, 01/23/18 (e)	905	959
16.95%, 02/04/22, DOP	46,100	1,301
10.38%, 03/04/22, DOP	900	20
11.50%, 05/10/24, DOP	30,400	703
6.88%, 01/29/26 (r)	180	191
18.50%, 02/04/28 (r), DOP	4,900	152
6.85%, 01/27/45 (r)	1,800	1,782
6.85%, 01/27/45	430	426
		6,530
EL SALVADOR - 0.1%
El Salvador Government International Bond, 7.65%, 06/15/35	510	446

HUNGARY - 0.8%
Hungary Government International Bond, 4.13%, 02/19/18	3,400	3,521

INDONESIA - 0.4%
Indonesia Government International Bond, 11.63%, 03/04/19	400	502
Indonesia Treasury Bond, 6.13%, 05/15/28, IDR	3,000	—
Republic of Indonesia, 4.75%, 01/08/26	1,280	1,343
		1,845
MALAYSIA - 1.5%
Malaysia Government Bond
4.26%, 09/15/16, MYR	16,600	4,293
3.89%, 07/31/20, MYR	1,050	274
4.05%, 09/30/21, MYR	1,630	426
4.50%, 04/15/30, MYR	7,410	1,961
		6,954
MEXICO - 9.7%
Mexico Bonos
6.25%, 06/16/16, MXN	33	2
7.75%, 12/14/17 - 11/13/42, MXN	138,449	8,525
4.75%, 06/14/18, MXN	144,776	8,427
8.50%, 12/13/18, MXN	109,591	6,937
8.00%, 06/11/20 - 12/07/23, MXN	34,416	2,232
6.50%, 06/10/21 - 06/09/22, MXN	180,692	10,967
10.00%, 12/05/24, MXN	22,479	1,670
5.75%, 03/05/26, MXN	4,591	262
7.50%, 06/03/27, MXN	2,550	164
7.75%, 11/23/34, MXN	4,978	325
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	21,973	1,274
3.50%, 12/14/17 (n), MXN	2,966	178
4.00%, 06/13/19 (n), MXN	4,342	265
2.50%, 12/10/20 (n), MXN	10,810	627
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	18,341	1,194
4.00%, 11/08/46 (n), MXN	2,513	152
		43,201
PERU - 1.1%
Peru Government International Bond
5.70%, 08/12/24 (r), PEN	11,820	3,367
8.20%, 08/12/26, PEN	2,062	677
6.95%, 08/12/31, PEN	2,006	589
6.85%, 02/12/42, PEN	1,049	291
		4,924
PHILIPPINES - 0.3%
Philippine Government Bond, 4.95%, 01/15/21, PHP	49,000	1,111
Philippine Government International Bond, 6.25%, 01/14/36, PHP	13,000	314
		1,425

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
POLAND - 9.6%
Poland Government Bond
2.50%, 07/25/18, PLN	3,710	1,016
3.25%, 07/25/19, PLN	18,920	5,331
1.50%, 04/25/20, PLN	30,600	8,065
2.00%, 04/25/21, PLN	45,090	11,990
5.75%, 10/25/21 - 09/23/22, PLN	45,140	14,539
4.00%, 10/25/23, PLN	6,580	1,941
		42,882
PUERTO RICO - 0.6%
Commonwealth of Puerto Rico
5.25%, 07/01/27 - 07/01/37	100	59
5.13%, 07/01/31	25	15
5.50%, 07/01/32	45	27
5.63%, 07/01/32	20	12
6.00%, 07/01/34 - 07/01/39	305	183
8.00%, 07/01/35	1,115	767
5.88%, 07/01/36	20	12
5.75%, 07/01/38 - 07/01/41	95	57
5.00%, 07/01/41	45	27
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	25	17
5.00%, 07/01/33	40	26
5.75%, 07/01/37	140	93
6.00%, 07/01/38 - 07/01/44	105	70
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	635	259
5.50%, 08/01/28 - 08/01/42	1,325	548
0.00%, 08/01/32 - 08/01/33 (k)	840	301
0.00%, 08/01/35 - 08/01/38 (j)	165	15
5.75%, 08/01/37	250	104
5.38%, 08/01/38 - 08/01/39	300	123
6.00%, 08/01/39 - 08/01/42	245	103
6.38%, 08/01/39	55	23
5.00%, 08/01/43	245	99
		2,940
ROMANIA - 1.0%
Romania Government Bond
5.90%, 07/26/17, RON	12,310	3,340
4.75%, 06/24/19, RON	3,400	944
		4,284
RUSSIAN FEDERATION - 4.9%
Russia Federal Bond
3.63%, 09/16/20, EUR	200	234
7.00%, 08/16/23, RUB	114,680	1,533
8.50%, 09/17/31, RUB	264,690	3,782
Russia Government Bond
6.20%, 01/31/18, RUB	90,690	1,282
7.50%, 03/15/18, RUB	66,080	954
7.60%, 07/20/22, RUB	131,020	1,819
7.00%, 01/25/23, RUB	146,110	1,962
8.15%, 02/03/27, RUB	390,249	5,512
7.05%, 01/19/28, RUB	18,962	245
Russia Government International Bond, 7.85%, 03/10/18, RUB	305,000	4,431
		21,754
SOUTH AFRICA - 4.1%
South Africa Government Bond
7.75%, 02/28/23, ZAR	16,450	1,044
10.50%, 12/21/26, ZAR	22,880	1,693
8.00%, 01/31/30, ZAR	109,220	6,540
8.25%, 03/31/32, ZAR	19,220	1,151
8.88%, 02/28/35, ZAR	16,670	1,041
8.50%, 01/31/37, ZAR	50,690	3,034
9.00%, 01/31/40, ZAR	7,980	495
8.75%, 01/31/44 - 02/28/49, ZAR	53,500	3,222
South Africa Government International Bond, 5.88%, 09/16/25	300	325
		18,545
SRI LANKA - 0.1%
Sri Lanka Government International Bond
6.85%, 11/03/25 (r)	330	314
6.85%, 11/03/25	330	315
		629
THAILAND - 4.6%
Thailand Government Bond
3.65%, 12/17/21, THB	236,970	7,527
3.85%, 12/12/25, THB	33,640	1,136
3.58%, 12/17/27, THB	65,870	2,195
3.78%, 06/25/32, THB	20,200	694
Thailand Government Inflation Indexed Bond
1.20%, 07/14/21 (n), THB	119,481	3,368
1.25%, 03/12/28 (n), THB	201,266	5,487
		20,407
TURKEY - 4.8%
Republic of Turkey, 7.50%, 07/14/17	410	438
Turkey Government Bond
9.00%, 03/08/17, TRY	9,540	3,358
8.30%, 06/20/18, TRY	9,385	3,241
8.80%, 11/14/18, TRY	3,260	1,134
10.40%, 03/27/19, TRY	19,430	7,028
8.50%, 07/10/19, TRY	18,940	6,513
		21,712
UNITED STATES OF AMERICA - 3.0%
U.S. Treasury Bond
2.88%, 08/15/45	1,100	1,157
2.50%, 02/15/46	900	878
U.S. Treasury Note
1.88%, 05/31/22 (o)	1,000	1,025
1.50%, 02/28/23 - 03/31/23	10,200	10,173
		13,233
VENEZUELA - 0.4%
Venezuela Government International Bond
7.75%, 10/13/19	1,210	454
6.00%, 12/09/20	1,070	358
12.75%, 08/23/22	100	43
9.00%, 05/07/23	206	72
8.25%, 10/13/24	1,367	465
7.65%, 04/21/25	480	160
11.75%, 10/21/26	240	94
9.25%, 05/07/28	446	157
11.95%, 08/05/31	370	146
9.38%, 01/13/34	110	39
		1,988
Total Government and Agency Obligations (cost $335,565)		282,440

CREDIT LINKED STRUCTURED NOTES - 9.4%
COLOMBIA - 2.2%
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 10.00%, 07/24/24, Moody’s rating N/A) (p), COP	1,642,000	649
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.00%, 07/24/20, Moody’s rating N/A) (p), COP	4,514,000	1,798

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	3,506
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	3,895
		9,848
INDONESIA - 7.2%
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,254
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.88%, 04/15/19, Moody’s rating Baa3) (r), IDR	22,600,000	1,817
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3) (r), IDR	13,600,000	1,022
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) (p) (q), IDR	71,400,000	5,567
Deutsche Bank AG Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (p), IDR	19,500,000	1,485
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	2,945
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 7.88%, 04/15/19, Moody’s rating Baa3) (r), IDR	21,400,000	1,630
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	51,646,000	4,152
JPMorgan Chase Bank Credit Linked Note (Indonesia Government, 8.38%, 09/15/26, Moody’s rating N/A) (r), IDR	38,314,000	3,019
Standard Chartered Bank Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	18,684,000	1,196
Standard Chartered Bank Credit Linked Note (Indonesia Government, 8.75%, 05/15/31, Moody’s rating N/A) (r), IDR	16,014,000	1,266
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,908,000	475
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	4,261,000	343
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,254,000	422
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	27,252,000	2,191
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	9,900,000	796
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	26,163,000	2,104
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/19/29, Moody’s rating Baa3) (r), IDR	8,431,000	678
		32,362
Total Credit Linked Structured Notes (cost $55,287)		42,210

COMMON STOCKS - 0.0%
HONG KONG - 0.0%
New Cotai LLC (c) (f)	—	33
Total Common Stocks (cost $0)		33

SHORT TERM INVESTMENTS - 5.0%
Investment Company - 3.0%
JNL Money Market Fund, 0.29% (a) (h)	13,400	13,400

Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	4,524	4,524

Treasury Securities - 1.0%
Malaysia Treasury Bill, 0.63%, 05/06/16, MYR	16,750	4,282
Total Short Term Investments (cost $21,816)		22,206

Total Investments - 98.9% (cost $511,166)		442,372
Other Assets and Liabilities, Net - 1.1%		4,752
Total Net Assets - 100.0%		$447,124

JNL/Goldman Sachs Mid Cap Value Fund

COMMON STOCKS - 94.8%
CONSUMER DISCRETIONARY - 7.7%
Burlington Stores Inc. (c)	12	$686
Columbia Sportswear Co. (e)	3	156
D.R. Horton Inc.	167	5,063
Diamond Resorts International Inc. (c) (e)	6	140
Discovery Communications Inc. - Class A (c) (e)	213	6,097
Expedia Inc.	108	11,619
Gap Inc. (e)	202	5,944
HanesBrands Inc.	201	5,708
Jack in the Box Inc.	4	232
Jarden Corp. (c)	5	277
Kohl’s Corp.	8	375
Lear Corp.	3	369
Lennar Corp. - Class A	15	739
Liberty Media Corp. - Class C (c)	203	7,739
Lions Gate Entertainment Corp. (e)	3	57
Lithia Motors Inc. - Class A (e)	5	449
Live Nation Inc. (c)	27	594
LKQ Corp. (c)	7	230
Media General Inc. (c) (e)	3	54
MGM Resorts International (c)	339	7,262
Mohawk Industries Inc. (c)	32	6,074
Nexstar Broadcasting Group Inc. - Class A (e)	8	333
Norwegian Cruise Line Holdings Ltd. (c)	8	426
Office Depot Inc. (c)	15	109
Sally Beauty Holdings Inc. (c)	216	6,992
Scripps Networks Interactive Inc. - Class A	79	5,179
Six Flags Entertainment Corp.	7	383
Staples Inc.	260	2,866
Ulta Salon Cosmetics & Fragrance Inc. (c)	1	163
Vail Resorts Inc.	3	466
Valeo SA - ADR	3	225
Williams-Sonoma Inc.	135	7,369
		84,375
CONSUMER STAPLES - 4.7%
ConAgra Foods Inc.	348	15,546
Edgewell Personal Care Co.	113	9,108
Hain Celestial Group Inc. (c)	82	3,350
Ingredion Inc.	1	109

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Molson Coors Brewing Co. - Class B	142	13,688
Pinnacle Foods Inc.	19	842
Spectrum Brands Holdings Inc.	8	827
TreeHouse Foods Inc. (c)	5	429
Whole Foods Market Inc.	258	8,021
		51,920
ENERGY - 7.4%
Anadarko Petroleum Corp.	224	10,428
Cabot Oil & Gas Corp.	250	5,687
Carrizo Oil & Gas Inc. (c) (e)	10	303
Cheniere Energy Inc. (c) (e)	155	5,249
Cimarex Energy Co.	95	9,213
Golar LNG Ltd.	15	266
Gulfport Energy Corp. (c)	408	11,559
Memorial Resource Development Corp. (c)	37	381
Newfield Exploration Co. (c)	361	11,989
PDC Energy Inc. (c) (e)	4	209
Pioneer Natural Resources Co.	99	13,918
Rice Energy Inc. (c) (e)	36	496
Tesoro Corp.	76	6,542
Weatherford International Plc (c)	600	4,667
WPX Energy Inc. (c)	12	84
		80,991
FINANCIALS - 31.9%
Allied World Assurance Co. Holdings Ltd.	19	657
American Campus Communities Inc.	13	609
American Equity Investment Life Holding Co.	15	250
American Financial Group Inc.	9	654
AmTrust Financial Services Inc. (e)	23	588
Arch Capital Group Ltd. (c)	10	723
Arthur J Gallagher & Co.	253	11,252
BancorpSouth Inc.	9	183
Bank of Hawaii Corp.	11	761
Bank of the Ozarks Inc.	12	484
BankUnited Inc.	21	715
Brixmor Property Group Inc.	694	17,785
Care Capital Properties Inc.	23	628
CBL & Associates Properties Inc.	30	356
Citizens Financial Group Inc.	1,048	21,952
CNO Financial Group Inc.	38	681
Comerica Inc.	197	7,479
DDR Corp.	955	16,995
E*TRADE Financial Corp. (c)	16	380
East West Bancorp Inc.	24	793
Empire State Realty Trust Inc. - Class A	43	754
Endurance Specialty Holdings Ltd.	73	4,776
EverBank Financial Corp.	22	325
Everest Re Group Ltd.	86	16,888
Federal Realty Investment Trust (e)	72	11,178
First Republic Bank	8	513
Glacier Bancorp Inc.	13	337
Hanover Insurance Group Inc.	7	631
Highwoods Properties Inc.	23	1,117
Home Bancshares Inc.	5	224
Huntington Bancshares Inc.	1,856	17,709
Kennedy-Wilson Holdings Inc. (e)	14	296
Legg Mason Inc.	4	154
Lincoln National Corp.	394	15,447
M&T Bank Corp.	187	20,784
MarketAxess Holdings Inc.	3	321
MFA Financial Inc.	545	3,734
Mid-America Apartment Communities Inc.	101	10,344
OM Asset Management Plc	9	119
PacWest Bancorp	67	2,501
Pebblebrook Hotel Trust (e)	32	933
Post Properties Inc.	19	1,124
PrivateBancorp Inc.	18	701
ProAssurance Corp.	10	518
Prosperity Bancshares Inc.	8	357
PS Business Parks Inc.	6	619
Radian Group Inc. (e)	19	238
Raymond James Financial Inc.	345	16,436
RLJ Lodging Trust	546	12,486
Signature Bank (c)	5	699
SLM Corp. (c)	1,919	12,204
Sovran Self Storage Inc.	3	368
Starwood Property Trust Inc.	768	14,547
Stifel Financial Corp. (c)	8	234
Synchrony Financial (c)	652	18,700
Synovus Financial Corp.	26	758
Texas Capital Bancshares Inc. (c) (e)	2	93
UMB Financial Corp. (e)	1	61
Validus Holdings Ltd.	13	628
Ventas Inc.	330	20,776
Virtu Financial Inc. - Class A	7	145
Vornado Realty Trust	227	21,425
Webster Financial Corp.	20	717
WR Berkley Corp.	258	14,513
XL Group Plc	232	8,541
Zions Bancorp	387	9,372
		349,270
HEALTH CARE - 7.6%
Air Methods Corp. (c) (e)	4	156
Allscripts-Misys Healthcare Solutions Inc. (c)	20	260
Amsurg Corp. (c)	4	328
Catalent Inc. (c)	6	154
Centene Corp. (c)	79	4,863
HealthSouth Corp.	6	225
Hill-Rom Holdings Inc.	6	288
Laboratory Corp. of America Holdings (c)	151	17,717
Mylan NV (c)	235	10,888
Patterson Cos. Inc.	7	343
PerkinElmer Inc.	8	394
Perrigo Co. Plc (e)	144	18,485
Quintiles Transnational Holdings Inc. (c)	7	426
St. Jude Medical Inc.	139	7,632
Team Health Holdings Inc. (c) (e)	8	314
Teleflex Inc.	3	489
VCI Inc. (c)	7	381
Vertex Pharmaceuticals Inc. (c)	55	4,395
Zimmer Biomet Holdings Inc. (e)	147	15,644
		83,382
INDUSTRIALS - 8.3%
Armstrong World Industries Inc. (c)	14	657
Carlisle Cos. Inc.	7	745
Curtiss-Wright Corp.	2	172
Dover Corp.	5	294
EMCOR Group Inc.	6	307
Esterline Technologies Corp. (c)	11	693
Fortune Brands Home & Security Inc.	209	11,711
Hubbell Inc.	60	6,324
Ingersoll-Rand Plc	292	18,112
ITT Corp.	15	566
Kennametal Inc.	14	312
L-3 Communications Holdings Inc.	68	8,063
Landstar System Inc.	5	301
Manitowoc Foodservice Inc. (c) (e)	31	456
Nielsen Holdings Plc	203	10,684
Sensata Technologies Holding NV (c)	11	435
Stanley Black & Decker Inc.	69	7,269
Textron Inc.	353	12,854
Timken Co.	15	507

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
United Continental Holdings Inc. (c)	134	8,024
Waste Connections Inc.	11	694
WESCO International Inc. (c) (e)	7	369
Xylem Inc.	23	950
		90,499
INFORMATION TECHNOLOGY - 9.6%
Analog Devices Inc.	133	7,853
Booz Allen Hamilton Holding Corp. - Class A	16	496
Broadridge Financial Solutions Inc.	5	308
Brocade Communications Systems Inc.	1,481	15,669
Citrix Systems Inc. (c)	8	662
CommScope Holding Co. Inc. (c)	12	321
DST Systems Inc.	4	464
F5 Networks Inc. (c)	83	8,735
Fidelity National Information Services Inc.	293	18,530
Harris Corp.	4	327
IAC/InterActiveCorp.	200	9,396
Ingram Micro Inc. - Class A	14	514
Intersil Corp. - Class A	202	2,699
Marvell Technology Group Ltd.	19	200
Match Group Inc. (c) (e)	274	3,028
Maxim Integrated Products Inc.	416	15,284
Microchip Technology Inc.	10	500
NCR Corp. (c)	17	512
Pandora Media Inc. (c) (e)	317	2,834
PTC Inc. (c)	13	415
Symantec Corp.	509	9,347
Teradyne Inc.	15	328
Verint Systems Inc. (c)	18	591
Viavi Solutions Inc. (c)	969	6,644
		105,657
MATERIALS - 5.5%
Albemarle Corp.	2	116
Axalta Coating Systems Ltd. (c)	336	9,797
Bemis Co. Inc.	7	366
Berry Plastics Group Inc. (c)	10	351
Celanese Corp. - Class A	205	13,435
Eagle Materials Inc.	5	381
Martin Marietta Materials Inc.	82	13,062
Nucor Corp.	216	10,211
PolyOne Corp.	5	155
Reliance Steel & Aluminum Co.	3	211
Royal Gold Inc.	3	150
Steel Dynamics Inc.	30	673
Vulcan Materials Co.	101	10,631
WR Grace & Co. (c)	7	484
		60,023
UTILITIES - 12.1%
Alliant Energy Corp.	7	525
Ameren Corp.	203	10,191
American Water Works Co. Inc.	113	7,766
Aqua America Inc. (e)	21	676
Atmos Energy Corp.	102	7,567
CMS Energy Corp.	21	912
Dynegy Inc. (c)	6	83
FirstEnergy Corp.	440	15,815
IDACORP Inc.	8	564
PG&E Corp.	257	15,356
Pinnacle West Capital Corp.	116	8,717
PPL Corp.	158	6,016
SCANA Corp.	206	14,452
Sempra Energy	176	18,343
Vectren Corp.	12	620
Westar Energy Inc.	156	7,755
WGL Holdings Inc.	8	595
Xcel Energy Inc.	401	16,771
		132,724
Total Common Stocks (cost $993,467)		1,038,841

SHORT TERM INVESTMENTS - 6.6%
Investment Company - 4.6%
JNL Money Market Fund, 0.29% (a) (h)	49,954	49,954

Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	22,523	22,523
Total Short Term Investments (cost $72,477)		72,477

Total Investments - 101.4% (cost $1,065,944)		1,111,318
Other Assets and Liabilities, Net - (1.4%)		(15,393)
Total Net Assets - 100.0%		$1,095,925

JNL/Goldman Sachs U.S. Equity Flex Fund

COMMON STOCKS - 131.8%
CONSUMER DISCRETIONARY - 18.6%
Advance Auto Parts Inc.	15	$2,456
Amazon.com Inc. (c) (o)	15	9,009
CBS Corp. - Class B	27	1,468
Comcast Corp. - Class A (o)	115	7,019
Lowe’s Cos. Inc.	72	5,430
MGM Resorts International (c)	128	2,741
Newell Rubbermaid Inc.	112	4,971
Priceline Group Inc. (c) (o)	6	7,238
TJX Cos. Inc.	68	5,331
Twenty-First Century Fox Inc. - Class B (o)	281	7,928
Viacom Inc. - Class B	158	6,522
Yum! Brands Inc. (o)	87	7,153
		67,266
CONSUMER STAPLES - 12.9%
Altria Group Inc.	68	4,269
Coca-Cola Co. (o)	187	8,670
ConAgra Foods Inc.	53	2,370
Kimberly-Clark Corp.	14	1,824
Mondelez International Inc. - Class A	53	2,133
Procter & Gamble Co. (o)	95	7,815
Tyson Foods Inc. - Class A	49	3,299
Wal-Mart Stores Inc.	106	7,249
Walgreens Boots Alliance Inc.	61	5,173
Whole Foods Market Inc.	129	3,998
		46,800
ENERGY - 9.4%
Anadarko Petroleum Corp.	95	4,429
BP Plc - ADR	261	7,874
Cabot Oil & Gas Corp. - Class A	90	2,038
Cimarex Energy Co.	28	2,760
Golar LNG Ltd.	149	2,684
Gulfport Energy Corp. (c)	84	2,378
Memorial Resource Development Corp. (c)	363	3,691
Newfield Exploration Co. (c)	140	4,666
Tesoro Corp.	42	3,585
		34,105
FINANCIALS - 22.5%
American Express Co.	80	4,884
Bank of America Corp. (o)	756	10,224
Blackstone Mortgage Trust Inc. - Class A	142	3,812
Hartford Financial Services Group Inc.	98	4,539
Invesco Ltd.	154	4,752

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
JPMorgan Chase & Co. (o)	208	12,296
M&T Bank Corp.	42	4,675
MetLife Inc. (o)	178	7,828
Mid-America Apartment Communities Inc.	38	3,836
Morgan Stanley	186	4,662
Prudential Financial Inc. (o)	82	5,896
Synchrony Financial (c)	171	4,891
Wells Fargo & Co. (o)	185	8,924
		81,219
HEALTH CARE - 19.6%
Abbott Laboratories	117	4,884
Aetna Inc. (o)	74	8,370
Allergan Plc (c) (o)	37	10,025
Amgen Inc.	8	1,146
Biogen Inc. (c)	20	5,245
Bristol-Myers Squibb Co.	26	1,682
Celgene Corp. (c)	46	4,619
Express Scripts Holding Co. (c) (e)	37	2,546
Gilead Sciences Inc.	22	2,065
Johnson & Johnson	12	1,282
Medtronic Plc	83	6,235
Mylan NV (c) (o)	185	8,591
Pfizer Inc. (o)	339	10,034
Vertex Pharmaceuticals Inc. (c)	51	4,090
		70,814
INDUSTRIALS - 10.3%
General Electric Co. (o)	457	14,520
Timken Co.	44	1,472
Union Pacific Corp.	69	5,468
United Continental Holdings Inc. (c)	62	3,691
United Parcel Service Inc. - Class B (o)	78	8,263
United Technologies Corp.	39	3,899
		37,313
INFORMATION TECHNOLOGY - 28.1%
Activision Blizzard Inc.	105	3,552
Adobe Systems Inc. (c)	50	4,663
Alphabet Inc. - Class A (c) (o)	19	14,198
Apple Inc. (o)	98	10,717
Autodesk Inc. (c)	55	3,228
Cisco Systems Inc. (o)	309	8,788
eBay Inc. (c)	196	4,686
EMC Corp.	138	3,680
Intel Corp. (o)	219	7,080
Maxim Integrated Products Inc.	58	2,121
Microsoft Corp. (o)	207	11,419
Oracle Corp. (o)	178	7,268
Pandora Media Inc. (c) (e)	167	1,493
QUALCOMM Inc. (o)	155	7,944
Symantec Corp. (e)	275	5,046
Visa Inc. - Class A (e)	72	5,509
		101,392
MATERIALS - 2.1%
E. I. du Pont de Nemours & Co.	85	5,381
Martin Marietta Materials Inc. (e)	13	2,145
		7,526
TELECOMMUNICATION SERVICES - 4.0%
AT&T Inc. (o)	273	10,682
Verizon Communications Inc.	67	3,637
		14,319
UTILITIES - 4.3%
Duke Energy Corp.	71	5,692
FirstEnergy Corp.	39	1,412
NextEra Energy Inc.	31	3,725
PG&E Corp.	77	4,603
		15,432
Total Common Stocks (cost $455,264)		476,186

SHORT TERM INVESTMENTS - 10.9%
Investment Company - 7.5%
JNL Money Market Fund, 0.29% (a) (h)	26,963	26,963

Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	12,377	12,377
Total Short Term Investments (cost $39,340)		39,340

Total Investments - 142.7% (cost $494,604)		515,526
Total Securities Sold Short - (37.4%) (proceeds $127,276)		(135,251)
Other Assets and Liabilities, Net - (5.3%)		(19,006)
Total Net Assets - 100.0%		$361,269

SECURITIES SOLD SHORT - 37.4%
COMMON STOCKS - 37.4%
CONSUMER DISCRETIONARY - 6.6%
American Eagle Outfitters Inc.	119	$1,988
Childrens Place Retail Stores Inc.	21	1,775
Dillard’s Inc.	20	1,735
Entercom Communications Corp. - Class A	76	801
Hasbro Inc.	23	1,882
La-Z-Boy Inc.	71	1,905
Las Vegas Sands Corp.	22	1,156
Meredith Corp.	48	2,304
New York Times Co. - Class A	69	858
Omnicom Group Inc.	30	2,525
Time Warner Inc.	10	743
TripAdvisor Inc.	28	1,853
Walt Disney Co.	17	1,645
Wayfair Inc. - Class A	33	1,416
Wynn Resorts Ltd.	13	1,240
		23,826
CONSUMER STAPLES - 4.1%
Archer-Daniels-Midland Co.	49	1,766
Campbell Soup Co.	29	1,828
Central Garden & Pet Co. - Class A	116	1,889
Coty Inc. - Class A	71	1,988
CVS Health Corp.	19	1,955
Dean Foods Co.	87	1,507
Hormel Foods Corp.	89	3,837
		14,770
ENERGY - 3.7%
Atwood Oceanics Inc.	128	1,171
EnCana Corp.	185	1,127
Forum Energy Technologies Inc.	106	1,400
Helmerich & Payne Inc.	33	1,919
HollyFrontier Corp.	55	1,936
Murphy Oil Corp.	52	1,312
National Oilwell Varco Inc.	41	1,286
Transocean Ltd.	109	1,000
Whiting Petroleum Corp.	278	2,217
		13,368
FINANCIALS - 6.2%
Apartment Investment & Management Co. - Class A	26	1,099
Berkshire Hathaway Inc. - Class B	42	5,996
Capital One Financial Corp.	26	1,818
Essex Property Trust Inc.	12	2,903

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
HSBC Holdings Plc - ADR	69	2,138
People’s United Financial Inc.	205	3,263
PNC Financial Services Group Inc.	21	1,742
Principal Financial Group Inc.	92	3,628
		22,587
HEALTH CARE - 3.5%
AmerisourceBergen Corp.	21	1,828
athenahealth Inc.	8	1,133
DENTSPLY SIRONA Inc.	18	1,103
Edwards Lifesciences Corp.	18	1,621
HCA Holdings Inc.	12	917
Hologic Inc.	19	657
Novo-Nordisk A/S - ADR	60	3,244
Teva Pharmaceutical Industries Ltd. - ADR	23	1,252
Universal Health Services Inc. - Class B	8	1,023
		12,778
INDUSTRIALS - 3.8%
ABB Ltd. - ADR	101	1,967
Cintas Corp.	23	2,069
Deere & Co.	29	2,194
Lockheed Martin Corp.	9	1,895
Masco Corp.	67	2,116
Northrop Grumman Systems Corp.	10	2,023
Parker Hannifin Corp.	13	1,480
		13,744
INFORMATION TECHNOLOGY - 6.5%
Corning Inc.	124	2,586
Electronic Arts Inc.	37	2,459
Flextronics International Ltd.	101	1,215
International Business Machines Corp.	28	4,230
Lam Research Corp.	47	3,889
Motorola Solutions Inc.	28	2,102
Paychex Inc.	58	3,108
Skyworks Solutions Inc.	26	1,988
SYNNEX Corp.	21	1,929
		23,506
MATERIALS - 1.3%
Alcoa Inc.	308	2,949
Eastman Chemical Co.	12	871
Freeport-McMoran Inc.	78	810
		4,630
TELECOMMUNICATION SERVICES - 0.9%
CenturyLink Inc.	57	1,810
Sprint Corp.	382	1,330
		3,140
UTILITIES - 0.8%
Consolidated Edison Inc.	38	2,902

Total Securities Sold Short - 37.4% (proceeds $127,276)		$135,251

JNL/Harris Oakmark Global Equity Fund

COMMON STOCKS - 96.3%
CHINA - 2.3%
Baidu.com - ADR - Class A (c)	11	$2,028

FRANCE - 8.5%
BNP Paribas SA	86	4,318
Danone SA	14	1,020
Kering SA	12	2,230
		7,568
GERMANY - 8.0%
Allianz SE	20	3,287
Daimler AG	49	3,787
		7,074
ITALY - 3.7%
CNH Industrial NV	480	3,258

JAPAN - 7.5%
Daiwa Securities Group Inc. (e)	495	3,042
Toyota Motor Corp.	67	3,575
		6,617
MEXICO - 1.2%
Grupo Televisa SAB - GDR	40	1,087

NETHERLANDS - 2.0%
Koninklijke Philips Electronics NV	62	1,758

SOUTH KOREA - 2.8%
Samsung Electronics Co. Ltd.	2	2,462

SWEDEN - 1.5%
Atlas Copco AB - Series B	59	1,384

SWITZERLAND - 22.1%
Cie Financiere Richemont SA	44	2,906
Credit Suisse Group AG	261	3,693
Glencore Plc	1,983	4,460
Julius Baer Group Ltd.	76	3,261
Kuehne & Nagel International AG	7	1,024
LafargeHolcim Ltd.	89	4,181
		19,525
UNITED KINGDOM - 4.2%
Diageo Plc	73	1,957
Experian Plc	101	1,796
		3,753
UNITED STATES OF AMERICA - 32.5%
Alphabet Inc. - Class A (c)	3	2,548
American International Group Inc.	60	3,262
Anadarko Petroleum Corp.	22	1,008
Aon Plc - Class A	22	2,271
Applied Materials Inc.	68	1,447
BlackRock Inc.	3	1,178
Caterpillar Inc.	28	2,162
Charter Communications Inc. - Class A (c) (e)	4	909
Cummins Inc.	19	2,109
General Motors Co.	95	2,983
Intel Corp.	50	1,630
JPMorgan Chase & Co.	37	2,218
Microsoft Corp.	25	1,355
Tiffany & Co.	11	844
Wells Fargo & Co.	58	2,803
		28,727
Total Common Stocks (cost $88,963)		85,241

SHORT TERM INVESTMENTS - 7.4%
Investment Company - 3.5%
JNL Money Market Fund, 0.29% (a) (h)	3,062	3,062

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 3.9%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	3,482	3,482
Total Short Term Investments (cost $6,544)		6,544

Total Investments - 103.7% (cost $95,507)		91,785
Other Assets and Liabilities, Net - (3.7%)		(3,312)
Total Net Assets - 100.0%		$88,473

JNL/Invesco Global Real Estate Fund

COMMON STOCKS - 98.6%
AUSTRALIA - 6.2%
Dexus Property Group	2,361	$14,339
Goodman Group	1,188	6,074
Mirvac Group	8,594	12,734
Scentre Group	4,142	14,101
Stockland	2,550	8,342
Vicinity Centres	13,265	32,420
Westfield Corp.	3,816	29,219
		117,229
CANADA - 2.7%
Allied Properties REIT	338	9,098
Canadian REIT	325	11,285
Chartwell Retirement Residences	390	4,230
First Capital Realty Inc.	459	7,290
H&R REIT	645	10,424
Smart REIT	325	8,486
		50,813
CHINA - 1.0%
Cheung Kong Property Holdings Ltd.	2,799	18,037

FRANCE - 3.8%
Icade SA	189	14,453
Klepierre	679	32,444
Unibail-Rodamco SE	91	24,984
		71,881
GERMANY - 3.0%
LEG Immobilien AG	249	23,392
Vonovia SE	918	32,965
		56,357
HONG KONG - 6.2%
Henderson Land Development Co. Ltd.	1,407	8,652
Hongkong Land Holdings Ltd.	2,040	12,225
Link REIT	3,929	23,338
Sino Land Co.	4,550	7,227
Sun Hung Kai Properties Ltd.	3,665	44,847
Swire Properties Ltd.	6,253	16,925
Wharf Holdings Ltd.	694	3,801
		117,015
IRELAND - 0.4%
Green REIT plc	5,280	8,463

JAPAN - 11.3%
Activia Properties Inc.	2	10,498
Daiwa House REIT Investment Corp. (e)	1	4,018
GLP J-REIT	10	11,200
Hulic REIT Inc. (e)	3	5,345
Japan Excellent Inc.	4	5,149
Japan Hotel REIT Investment Corp.	13	11,606
Japan Real Estate Investment Corp.	5	26,203
Japan Retail Fund Investment Corp.	4	8,660
Kenedix Realty Investment Corp.	1	5,916
Mitsubishi Estate Co. Ltd.	1,274	23,646
Mitsui Fudosan Co. Ltd.	2,243	55,868
Nomura Real Estate Master Fund Inc. (e)	12	18,274
Sumitomo Realty & Development Co. Ltd.	382	11,166
Tokyu Fudosan Holdings Corp. (e)	1,065	7,227
United Urban Investment Corp.	5	8,849
		213,625
MALTA - 0.0%
BGP Holdings Plc (c) (f) (q)	5,552	—

NETHERLANDS - 0.9%
Wereldhave NV	293	16,356

SINGAPORE - 2.0%
Ascendas REIT	5,993	10,629
CapitaLand Ltd. (e)	5,563	12,653
CapitaMall Trust	3,729	5,780
Mapletree Industrial Trust	7,825	9,259
		38,321
SPAIN - 1.1%
Inmobiliaria Colonial SA (c)	10,780	7,970
Merlin Properties Socimi SA	1,044	12,101
		20,071
SWEDEN - 1.2%
Fabege AB	527	8,877
Wihlborgs Fastigheter AB	649	13,764
		22,641
SWITZERLAND - 0.7%
Swiss Prime Site AG	151	13,312

UNITED KINGDOM - 5.1%
Derwent London Plc	285	12,899
Great Portland Estates Plc	2,093	21,851
Kennedy Wilson Europe Real Estate Plc	608	10,199
Land Securities Group Plc	2,356	37,148
Londonmetric Property Plc	1,527	3,470
Unite Group Plc	1,087	9,920
		95,487
UNITED STATES OF AMERICA - 53.0%
American Campus Communities Inc.	463	21,786
American Homes For Rent - Class A	509	8,089
Apartment Investment & Management Co.	462	19,320
AvalonBay Communities Inc.	370	70,399
Boston Properties Inc. (e)	345	43,806
Brandywine Realty Trust	984	13,811
Brixmor Property Group Inc.	884	22,640
Brookdale Senior Living Inc. (c)	798	12,669
Camden Property Trust	131	10,989
Care Capital Properties Inc.	546	14,650
Cousins Properties Inc.	1,442	14,969
CyrusOne Inc. (e)	509	23,251
DCT Industrial Trust Inc.	217	8,552
DiamondRock Hospitality Co. (e)	1,548	15,664
Empire State Realty Trust Inc. - Class A	316	5,546
Equinix Inc.	68	22,590
Equity Lifestyle Properties Inc.	136	9,875
Equity Residential	229	17,163
Essex Property Trust Inc. (e)	116	27,108
Extra Space Storage Inc.	176	16,478
Federal Realty Investment Trust	144	22,522
First Industrial Realty Trust Inc.	287	6,529
General Growth Properties Inc.	805	23,935
HCP Inc.	1,142	37,214
Healthcare Realty Trust Inc.	1,011	31,234
Hilton Worldwide Holdings Inc.	1,018	22,919
Host Hotels & Resorts Inc.	368	6,142

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Hudson Pacific Properties Inc.	816	23,609
InfraREIT Inc.	413	7,035
Liberty Property Trust	94	3,151
Mid-America Apartment Communities Inc.	103	10,487
ProLogis Inc.	808	35,712
Public Storage	224	61,692
QTS Realty Trust Inc. - Class A	229	10,828
Realty Income Corp.	468	29,225
Retail Opportunity Investments Corp.	1,082	21,768
Rexford Industrial Realty Inc.	577	10,485
Simon Property Group Inc.	533	110,723
SL Green Realty Corp.	186	17,994
Sunstone Hotel Investors Inc.	974	13,643
Vornado Realty Trust	565	53,324
Washington REIT	251	7,332
Weingarten Realty Investors	703	26,394
Welltower Inc.	117	8,136
		1,001,388
Total Common Stocks (cost $1,758,870)		1,860,996

SHORT TERM INVESTMENTS - 1.2%
Investment Company - 0.9%
JNL Money Market Fund, 0.29% (a) (h)	17,342	17,342

Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	5,826	5,826
Total Short Term Investments (cost $23,168)		23,168

Total Investments - 99.8% (cost $1,782,038)		1,884,164
Other Assets and Liabilities, Net - 0.2%		3,473
Total Net Assets - 100.0%		$1,887,637

JNL/Invesco International Growth Fund

COMMON STOCKS - 91.8%
AUSTRALIA - 4.1%
Amcor Ltd.	2,589	$28,431
Aurizon Holdings Ltd.	579	1,758
Brambles Ltd.	1,055	9,776
CSL Ltd.	161	12,477
		52,442
BELGIUM - 1.3%
Anheuser-Busch InBev NV	138	17,196

BRAZIL - 2.0%
BM&F Bovespa SA	4,463	18,990
BRF SA	499	7,123
		26,113
CANADA - 8.1%
Canadian National Railway Co.	188	11,759
Cenovus Energy Inc.	723	9,403
CGI Group Inc. (c)	728	34,808
Fairfax Financial Holdings Ltd.	29	16,365
Great-West Lifeco Inc.	372	10,224
Suncor Energy Inc.	769	21,407
		103,966
CHINA - 3.0%
Baidu.com - ADR - Class A (c)	122	23,264
Great Wall Motor Co. Ltd. - Class H	9,348	7,591
Industrial & Commercial Bank of China Ltd. - Class H	12,293	6,886
		37,741
DENMARK - 2.7%
Carlsberg A/S - Class B	247	23,529
Novo Nordisk A/S - Class B	191	10,330
		33,859
FRANCE - 3.1%
Publicis Groupe SA	369	25,867
Schneider Electric SE	227	14,281
		40,148
GERMANY - 8.1%
Allianz SE	120	19,492
Deutsche Boerse AG	323	27,514
Deutsche Post AG	423	11,752
ProSiebenSat.1 Media SE	397	20,355
SAP SE	308	24,784
		103,897
HONG KONG - 3.4%
CK Hutchison Holdings Ltd.	2,124	27,598
Galaxy Entertainment Group Ltd.	4,329	16,252
		43,850
ISRAEL - 2.5%
Teva Pharmaceutical Industries Ltd. - ADR	593	31,712

JAPAN - 7.4%
Denso Corp.	186	7,450
Fanuc Ltd.	63	9,679
Japan Tobacco Inc.	554	23,051
Keyence Corp.	17	9,085
Komatsu Ltd. (e)	622	10,568
Toyota Motor Corp.	169	8,952
Yahoo! Japan Corp. (e)	5,890	25,068
		93,853
MEXICO - 2.4%
Fomento Economico Mexicano SAB de CV - ADR	122	11,724
Grupo Televisa SAB - GDR	666	18,296
		30,020
NETHERLANDS - 2.6%
Royal Dutch Shell Plc - Class B	713	17,339
Unilever NV - CVA	368	16,483
		33,822
SINGAPORE - 3.3%
Broadcom Ltd.	175	27,088
United Overseas Bank Ltd.	1,093	15,293
		42,381
SOUTH KOREA - 0.6%
Samsung Electronics Co. Ltd.	7	8,017

SPAIN - 1.2%
Amadeus IT Holding SA	359	15,339

SWEDEN - 4.6%
Getinge AB - Class B (e)	507	11,660
Investor AB - Class B	625	22,077
Sandvik AB	671	6,935
Telefonaktiebolaget LM Ericsson - Class B	1,745	17,468
		58,140
SWITZERLAND - 7.3%
Cie Financiere Richemont SA	176	11,657
Julius Baer Group Ltd.	379	16,255
Novartis AG	105	7,570
Roche Holding AG	94	23,092
Swatch Group AG	1	395

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Syngenta AG	35	14,373
UBS Group AG	1,218	19,590
		92,932
TAIWAN - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,638	28,124

THAILAND - 1.4%
Kasikornbank PCL - NVDR	3,519	17,281

TURKEY - 1.0%
Akbank T.A.S.	4,586	13,062

UNITED KINGDOM - 19.5%
Aberdeen Asset Management Plc	2,315	9,189
British American Tobacco Plc	550	32,181
Compass Group Plc	1,313	23,139
Informa Plc	1,359	13,524
Kingfisher Plc	3,736	20,150
Lloyds Banking Group Plc	13,392	13,044
Next Plc	119	9,192
Relx Plc	1,959	36,341
Sky Plc	2,808	41,268
Smith & Nephew Plc	1,107	18,208
WPP Plc	1,377	32,046
		248,282
Total Common Stocks (cost $1,137,621)		1,172,177

SHORT TERM INVESTMENTS - 10.1%
Investment Company - 7.3%
JNL Money Market Fund, 0.29% (a) (h)	93,496	93,496

Securities Lending Collateral - 2.8%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	35,725	35,725
Total Short Term Investments (cost $129,221)		129,221

Total Investments - 101.9% (cost $1,266,842)		1,301,398
Other Assets and Liabilities, Net - (1.9%)		(24,868)
Total Net Assets - 100.0%		$1,276,530

JNL/Invesco Large Cap Growth Fund

COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 22.8%
Amazon.com Inc. (c)	93	$55,169
AutoZone Inc. (c)	5	4,116
Carnival Corp.	338	17,814
CBS Corp. - Class B	64	3,535
Comcast Corp. - Class A	141	8,601
DISH Network Corp. - Class A (c)	372	17,205
Harman International Industries Inc.	110	9,818
Lowe’s Cos. Inc.	457	34,595
Netflix Inc. (c)	85	8,661
Priceline Group Inc. (c)	11	14,670
Service Corp. International	94	2,312
Sony Corp.	730	18,769
Time Warner Cable Inc.	55	11,201
Whirlpool Corp.	49	8,907
		215,373
CONSUMER STAPLES - 9.1%
Altria Group Inc.	165	10,322
Constellation Brands Inc. - Class A	52	7,923
CVS Health Corp.	85	8,792
JM Smucker Co.	63	8,123
Kroger Co.	141	5,391
Monster Beverage Corp. (c)	70	9,341
Philip Morris International Inc.	220	21,617
Reynolds American Inc.	140	7,060
Tyson Foods Inc. - Class A	118	7,857
		86,426
ENERGY - 1.7%
Halliburton Co.	115	4,102
Pioneer Natural Resources Co.	85	11,910
		16,012
FINANCIALS - 3.9%
American Tower Corp.	105	10,797
Charles Schwab Corp.	396	11,095
CME Group Inc.	82	7,885
McGraw-Hill Financial Inc.	75	7,427
		37,204
HEALTH CARE - 17.3%
Alexion Pharmaceuticals Inc. (c)	25	3,472
Alkermes Plc (c)	144	4,918
Allergan Plc (c)	54	14,350
Amgen Inc.	81	12,189
Biogen Inc. (c)	29	7,618
Bristol-Myers Squibb Co.	208	13,274
Celgene Corp. (c)	144	14,443
Eli Lilly & Co.	112	8,084
Gilead Sciences Inc.	369	33,862
Medtronic Plc	153	11,469
Thermo Fisher Scientific Inc.	78	11,052
UnitedHealth Group Inc.	191	24,623
Vertex Pharmaceuticals Inc. (c)	47	3,756
		163,110
INDUSTRIALS - 6.1%
Danaher Corp.	98	9,298
FedEx Corp.	29	4,769
Honeywell International Inc.	41	4,646
Raytheon Co.	119	14,533
Republic Services Inc.	247	11,748
Roper Industries Inc.	26	4,696
Southwest Airlines Co.	170	7,621
		57,311
INFORMATION TECHNOLOGY - 34.3%
Activision Blizzard Inc.	655	22,179
Alibaba Group Holding Ltd. - ADR (c)	61	4,787
Alphabet Inc. - Class A (c)	74	56,551
Apple Inc.	497	54,158
Broadcom Ltd.	102	15,735
Cognizant Technology Solutions Corp. - Class A (c)	69	4,330
Electronic Arts Inc. (c)	150	9,894
Facebook Inc. - Class A (c)	454	51,820
First Data Corp. - Class A (c)	883	11,424
MasterCard Inc. - Class A	172	16,261
Microsoft Corp.	397	21,904
NXP Semiconductors NV (c)	102	8,235
Palo Alto Networks Inc. (c)	29	4,768
Salesforce.com Inc. (c)	227	16,748
ServiceNow Inc. (c)	87	5,305
Visa Inc. - Class A	252	19,302
		323,401
MATERIALS - 1.8%
Air Products & Chemicals Inc.	64	9,256
Sherwin-Williams Co.	29	8,130
		17,386

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 1.0%
Sprint Corp. - Class A (c)	2,640	9,187
Total Common Stocks (cost $854,841)		925,410

SHORT TERM INVESTMENTS - 1.7%
Investment Company - 1.7%
JNL Money Market Fund, 0.29% (a) (h)	15,937	15,937
Total Short Term Investments (cost $15,937)		15,937

Total Investments - 99.7% (cost $870,778)		941,347
Other Assets and Liabilities, Net - 0.3%		2,585
Total Net Assets - 100.0%		$943,932

JNL/Invesco Mid Cap Value Fund

COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 11.9%
Advance Auto Parts Inc. (e)	51	$8,169
Ascena Retail Group Inc. (c) (e)	909	10,057
Dana Holding Corp.	622	8,765
DeVry Education Group Inc. (e)	451	7,791
Johnson Controls Inc.	440	17,151
Tegna Inc.	495	11,619
		63,552
CONSUMER STAPLES - 3.0%
ConAgra Foods Inc.	365	16,298

ENERGY - 5.9%
Amec Foster Wheeler Plc	703	4,539
Amec Foster Wheeler Plc - ADR	161	1,030
Baker Hughes Inc.	170	7,469
Devon Energy Corp.	431	11,833
Williams Cos. Inc.	412	6,616
		31,487
FINANCIALS - 23.8%
American Capital Ltd. (c)	934	14,231
Arthur J Gallagher & Co.	247	10,974
BB&T Corp.	408	13,589
Comerica Inc.	317	12,009
FNF Group	438	14,833
Forest City Realty Trust Inc. - Class A	830	17,499
Stifel Financial Corp. (c)	288	8,532
Willis Towers Watson Plc	131	15,592
Wintrust Financial Corp. (e)	296	13,126
Zions Bancorp	304	7,358
		127,743
HEALTH CARE - 9.9%
Brookdale Senior Living Inc. (c)	427	6,778
HealthSouth Corp.	423	15,932
PerkinElmer Inc.	252	12,467
Universal Health Services Inc. - Class B	142	17,707
		52,884
INDUSTRIALS - 17.2%
Babcock & Wilcox Enterprises Inc. (c)	317	6,794
Clean Harbors Inc. (c)	250	12,354
Fluor Corp.	252	13,548
Ingersoll-Rand Plc	221	13,687
Masco Corp.	346	10,883
Owens Corning Inc.	260	12,308
Swift Transporation Co. - Class A (c) (e)	429	7,986
Textron Inc.	410	14,936
		92,496
INFORMATION TECHNOLOGY - 11.0%
Ciena Corp. (c)	709	13,492
Citrix Systems Inc. (c)	171	13,438
Diebold Inc.	307	8,866
Keysight Technologies Inc. (c)	424	11,769
Teradata Corp. (c) (e)	434	11,396
		58,961
MATERIALS - 7.1%
Eagle Materials Inc.	187	13,085
Eastman Chemical Co.	211	15,273
WR Grace & Co. (c)	136	9,668
		38,026
TELECOMMUNICATION SERVICES - 2.7%
Level 3 Communications Inc. (c)	276	14,569

UTILITIES - 3.2%
CenterPoint Energy Inc.	232	4,861
Edison International	169	12,153
		17,014
Total Common Stocks (cost $538,468)		513,030

SHORT TERM INVESTMENTS - 8.6%
Investment Company - 4.8%
JNL Money Market Fund, 0.29% (a) (h)	25,857	25,857

Securities Lending Collateral - 3.8%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	20,415	20,415
Total Short Term Investments (cost $46,272)		46,272

Total Investments - 104.3% (cost $584,740)		559,302
Other Assets and Liabilities, Net - (4.3%)		(22,887)
Total Net Assets - 100.0%		$536,415

JNL/Invesco Small Cap Growth Fund

COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 15.9%
BJ’s Restaurants Inc. (c)	215	$8,958
Brinker International Inc. (e)	179	8,245
Brunswick Corp.	207	9,941
CalAtlantic Group Inc.	248	8,275
Carter’s Inc.	108	11,338
Cheesecake Factory Inc. (e)	199	10,552
Domino’s Pizza Inc.	69	9,108
DSW Inc. - Class A (e)	283	7,809
Dunkin’ Brands Group Inc. (e)	214	10,105
Five Below Inc. (c) (e)	227	9,402
G-III Apparel Group Ltd. (c) (e)	283	13,822
IMAX Corp. (c)	286	8,903
Jack in the Box Inc.	154	9,814
Panera Bread Co. - Class A (c)	45	9,190
Penn National Gaming Inc. (c) (e)	635	10,599
Pool Corp.	162	14,250
Steven Madden Ltd. (c) (e)	265	9,820
Texas Roadhouse Inc. (e)	313	13,625
Vail Resorts Inc.	108	14,394
Visteon Corp.	103	8,209
		206,359
CONSUMER STAPLES - 2.4%
B&G Foods Inc.	257	8,954

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Boston Beer Co. Inc. - Class A (c) (e)	45	8,311
Lancaster Colony Corp.	125	13,795
		31,060
ENERGY - 1.9%
Dril-Quip Inc. (c)	110	6,665
Energen Corp.	147	5,389
Laredo Petroleum Holdings Inc. (c) (e)	719	5,698
Patterson-UTI Energy Inc.	419	7,378
		25,130
FINANCIALS - 8.7%
American Equity Investment Life Holding Co.	442	7,422
BankUnited Inc.	278	9,582
Cathay General Bancorp	344	9,745
Corrections Corp. of America	326	10,447
Cullen/Frost Bankers Inc. (e)	146	8,020
Hancock Holding Co.	296	6,806
Home Bancshares Inc.	292	11,960
Janus Capital Group Inc.	554	8,104
MarketAxess Holdings Inc.	72	8,986
MB Financial Inc.	285	9,256
RLI Corp.	121	8,099
SVB Financial Group (c)	107	10,903
WisdomTree Investments Inc. (e)	345	3,948
		113,278
HEALTH CARE - 21.4%
ACADIA Pharmaceuticals Inc. (c) (e)	174	4,860
Alere Inc. (c)	64	3,225
Align Technology Inc. (c)	132	9,561
Anacor Pharmaceuticals Inc. (c) (e)	100	5,336
Bio-Techne Corp.	114	10,751
Cantel Medical Corp.	141	10,045
Catalent Inc. (c)	372	9,920
Cepheid Inc. (c) (e)	209	6,974
Chemed Corp.	131	17,716
Community Health Systems Inc. (c)	249	4,600
DexCom Inc. (c)	227	15,420
Envision Healthcare Holdings Inc. (c)	286	5,832
Exelixis Inc. (c) (e)	1,185	4,740
Halozyme Therapeutics Inc. (c) (e)	393	3,722
HealthEquity Inc. (c) (e)	304	7,492
HealthSouth Corp. (e)	306	11,531
Hill-Rom Holdings Inc.	227	11,420
HMS Holdings Corp. (c)	205	2,938
Impax Laboratories Inc. (c) (e)	165	5,285
Momenta Pharmaceuticals Inc. (c)	655	6,051
Nektar Therapeutics (c) (e)	792	10,894
Neurocrine Biosciences Inc. (c)	200	7,916
NuVasive Inc. (c)	205	9,954
NxStage Medical Inc. (c)	472	7,072
PAREXEL International Corp. (c)	153	9,583
PerkinElmer Inc.	213	10,515
Prestige Brands Holdings Inc. (c)	189	10,090
Repligen Corp. (c)	273	7,314
Seattle Genetics Inc. (c) (e)	229	8,024
Select Medical Holdings Corp.	729	8,606
VCI Inc. (c)	345	19,911
VWR Corp. (c)	421	11,383
		278,681
INDUSTRIALS - 14.5%
Acuity Brands Inc.	85	18,502
AO Smith Corp.	129	9,830
CEB Inc.	139	8,978
Forward Air Corp.	244	11,077
Hexcel Corp.	207	9,051
ITT Corp.	283	10,425
Kirby Corp. (c)	156	9,432
Knight Transportation Inc. (e)	491	12,831
Masonite International Corp. (c)	161	10,575
Old Dominion Freight Line Inc. (c)	139	9,700
Pitney Bowes Inc. (e)	525	11,314
Steelcase Inc. - Class A	610	9,097
Swift Transporation Co. - Class A (c) (e)	524	9,758
TransDigm Group Inc. (c)	45	10,017
WABCO Holdings Inc. (c)	121	12,920
Wabtec Corp.	140	11,125
Watsco Inc.	108	14,490
		189,122
INFORMATION TECHNOLOGY - 26.6%
ARRIS International Plc (c)	466	10,692
Aspen Technology Inc. (c)	280	10,127
Atmel Corp.	1,372	11,144
Booz Allen Hamilton Holding Corp. - Class A (e)	444	13,449
Cavium Inc. (c)	171	10,442
Cognex Corp.	247	9,623
CommVault Systems Inc. (c)	236	10,205
CoStar Group Inc. (c)	90	16,901
Cray Inc. (c) (e)	240	10,078
EPAM Systems Inc. (c) (e)	249	18,581
Euronet Worldwide Inc. (c)	102	7,565
ExlService Holdings Inc. (c)	199	10,323
Fair Isaac Corp.	121	12,880
Guidewire Software Inc. (c)	225	12,277
Infinera Corp. (c) (e)	498	7,993
Interactive Intelligence Group (c) (e)	182	6,629
Manhattan Associates Inc. (c)	416	23,679
Mentor Graphics Corp.	457	9,293
MicroStrategy Inc. - Class A (c)	72	12,873
MKS Instruments Inc.	291	10,954
Monolithic Power Systems Inc.	223	14,179
Pandora Media Inc. (c) (e)	491	4,391
Power Integrations Inc. (e)	205	10,177
Proofpoint Inc. (c) (e)	187	10,071
QLIK Technologies Inc. (c)	366	10,588
Qualys Inc. (c)	288	7,281
Silicon Laboratories Inc. (c)	209	9,415
SYNNEX Corp. (e)	137	12,652
Take-Two Interactive Software Inc. (c)	304	11,450
Ultimate Software Group Inc. (c)	76	14,722
Verint Systems Inc. (c)	176	5,886
		346,520
MATERIALS - 2.6%
Berry Plastics Group Inc. (c)	299	10,799
Martin Marietta Materials Inc.	83	13,181
PolyOne Corp. (e)	339	10,255
		34,235
TELECOMMUNICATION SERVICES - 1.4%
SBA Communications Corp. (c)	178	17,876
Total Common Stocks (cost $1,205,691)		1,242,261

SHORT TERM INVESTMENTS - 12.5%
Investment Company - 4.5%
JNL Money Market Fund, 0.29% (a) (h)	58,889	58,889

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 8.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	103,383	103,383
Total Short Term Investments (cost $162,272)		162,272

Total Investments - 107.9% (cost $1,367,963)		1,404,533
Other Assets and Liabilities, Net - (7.9%)		(102,891)
Total Net Assets - 100.0%		$1,301,642

JNL/Ivy Asset Strategy Fund (b)

COMMON STOCKS - 50.2%
CONSUMER DISCRETIONARY - 9.0%
Amazon.com Inc. (c)	34	$20,243
Chipotle Mexican Grill Inc. (c)	80	37,583
Comcast Corp. - Class A	456	27,828
Continental AG	87	19,800
Delphi Automotive Plc	273	20,473
Delta Topco Ltd. (c) (f) (p) (q)	59,271	834
Home Depot Inc.	255	33,958
L Brands Inc.	83	7,315
McDonald’s Corp.	59	7,431
Media Group Holdings LLC (c) (f) (p) (q) (x)	39,866	18,490
		193,955
CONSUMER STAPLES - 8.0%
Anheuser-Busch InBev NV	97	11,989
Coca-Cola Co.	936	43,421
Costco Wholesale Corp.	90	14,198
ITC Ltd.	1,097	5,435
Kraft Heinz Foods Co.	496	38,958
PepsiCo Inc.	202	20,660
Philip Morris International Inc.	376	36,880
		171,541
ENERGY - 5.0%
Cabot Oil & Gas Corp.	105	2,375
EOG Resources Inc.	306	22,173
Halliburton Co.	846	30,226
Noble Energy Inc.	702	22,047
Pioneer Natural Resources Co.	51	7,220
Schlumberger Ltd.	320	23,593
		107,634
FINANCIALS - 6.0%
AIA Group Ltd.	4,797	27,264
Axis Bank Ltd.	1,948	13,060
Citigroup Inc.	802	33,500
Intesa Sanpaolo SpA	6,391	17,670
JPMorgan Chase & Co.	520	30,771
Mitsubishi UFJ Financial Group Inc.	799	3,702
State Bank of India	1,101	3,228
		129,195
HEALTH CARE - 9.0%
Alexion Pharmaceuticals Inc. (c)	95	13,254
Allergan Plc (c)	132	35,468
Amgen Inc.	192	28,835
Anthem Inc.	139	19,320
Biogen Inc. (c)	68	17,754
Bristol-Myers Squibb Co.	278	17,739
Medtronic Plc	173	12,953
Pfizer Inc.	922	27,322
Shire Plc - ADR (e)	89	15,368
Teva Pharmaceutical Industries Ltd. - ADR	80	4,275
		192,288
INDUSTRIALS - 2.6%
Ingersoll-Rand Plc	320	19,849
Larsen & Toubro Ltd.	640	11,755
Lockheed Martin Corp.	109	24,188
		55,792
INFORMATION TECHNOLOGY - 10.0%
Adobe Systems Inc. (c)	340	31,906
Alibaba Group Holding Ltd. - ADR (c)	251	19,852
Alphabet Inc. - Class A (c)	41	31,203
Cognizant Technology Solutions Corp. - Class A (c)	511	32,055
Intuit Inc.	291	30,225
Microsoft Corp.	785	43,370
Visa Inc. - Class A (e)	339	25,957
		214,568
MATERIALS - 0.6%
International Paper Co.	287	11,791
Total Common Stocks (cost $1,150,032)		1,076,764

CORPORATE BONDS AND NOTES - 2.8%
CONSUMER DISCRETIONARY - 2.8%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	$60,144	60,144
Total Corporate Bonds and Notes (cost $60,669)		60,144

GOVERNMENT AND AGENCY OBLIGATIONS - 18.7%
GOVERNMENT SECURITIES - 18.7%
U.S. Treasury Securities - 18.7%
U.S. Treasury Bond
2.88%, 08/15/45	33,337	35,077
3.00%, 11/15/45	20,656	22,307
2.50%, 02/15/46	59,478	58,001
U.S. Treasury Note
1.63%, 07/31/20 - 02/15/26	85,394	85,101
1.75%, 12/31/20	17,208	17,636
1.38%, 01/31/21	79,702	80,303
2.00%, 08/15/25	61,341	62,542
2.25%, 11/15/25	38,272	39,846
Total Government and Agency Obligations (cost $397,195)		400,813

SHORT TERM INVESTMENTS - 28.4%
Commercial Paper - 22.7%
Baxter International Inc., 0.70%, 04/07/16 (r)	5,000	4,999
Caterpillar Financial Services Corp., 0.42%, 04/28/16	20,000	19,994
Corp. Andina de Fomento
0.43%, 04/01/16	50,000	50,000
0.45%, 04/15/16 (r)	25,000	24,996
0.45%, 04/18/16 (r)	10,000	9,998
Essilor International SA, 0.43%, 04/18/16 (r)	25,000	24,995
Harley-Davidson Funding Corp., 0.65%, 04/22/16 (r)	15,000	14,994
McCormick & Co. Inc., 0.45%, 04/07/16 (r)	14,082	14,081
Medtronic Global Holdings SCA, 0.62%, 04/05/16 (r)	25,000	24,998
Microsoft Corp., 0.35%, 04/20/16 (r)	50,000	49,991
Mondelez International Inc.
0.69%, 04/06/16 (r)	30,000	29,997
0.76%, 04/11/16 (r)	16,000	15,997
NBCUniversal Enterprise Inc., 0.65%, 04/05/16 (r)	35,000	34,997
Northern Illinois Gas Co., 0.50%, 04/04/16	10,000	10,000

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Novartis Finance Corp., 0.41%, 04/20/16 (r)	30,000	29,993
Rockwell Automation Inc., 0.40%, 04/05/16 (r)	25,000	24,999
Scotiabanc Inc., 0.43%, 04/01/16 (r)	25,000	25,000
St. Jude Medical Inc.
0.72%, 04/01/16 (r)	27,030	27,030
0.68%, 04/04/16 (r)	25,000	24,999
Wisconsin Gas Co., 0.40%, 04/07/16	5,000	5,000
WW Grainger Inc., 0.43%, 04/26/16	18,300	18,294
		485,352
Investment Company - 5.5%
JNL Money Market Fund, 0.29% (a) (h)	118,059	118,059
Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	4,616	4,616
Total Short Term Investments (cost $608,027)		608,027

Total Investments - 100.1% (cost $2,215,923)		2,145,748
Other Assets and Liabilities, Net - (0.1%)		(1,512)
Total Net Assets - 100.0%		$2,144,236

JNL/JPMorgan MidCap Growth Fund

COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 22.3%
ARAMARK Corp.	560	$18,544
Chipotle Mexican Grill Inc. - Class A (c)	24	11,350
Dollar General Corp.	447	38,272
Gildan Activewear Inc.	523	15,948
Hilton Worldwide Holdings Inc.	1,246	28,051
L Brands Inc.	223	19,547
Mohawk Industries Inc. (c)	220	41,922
Netflix Inc. (c)	133	13,566
Norwegian Cruise Line Holdings Ltd. (c)	405	22,387
O’Reilly Automotive Inc. (c)	95	25,861
Ross Stores Inc.	428	24,804
Sally Beauty Holdings Inc. (c)	275	8,911
Tesla Motors Inc. (c) (e)	47	10,776
Toll Brothers Inc. (c)	381	11,234
Tractor Supply Co.	180	16,310
TripAdvisor Inc. (c)	151	10,055
Ulta Salon Cosmetics & Fragrance Inc. (c)	131	25,399
VF Corp. (e)	164	10,601
Wayfair Inc. - Class A (c) (e)	234	10,096
		363,634
CONSUMER STAPLES - 2.1%
Monster Beverage Corp. (c)	136	18,153
Sprouts Farmers Market Inc. (c)	539	15,661
		33,814
ENERGY - 1.7%
Concho Resources Inc. (c)	203	20,521
Range Resources Corp. (e)	204	6,615
		27,136
FINANCIALS - 10.6%
Affiliated Managers Group Inc. (c)	143	23,175
CBRE Group Inc. - Class A (c)	1,050	30,264
East West Bancorp Inc.	376	12,196
Lazard Ltd. - Class A	411	15,943
McGraw-Hill Financial Inc.	368	36,425
Oaktree Capital Group LLC - Class A	300	14,794
Signature Bank (c)	168	22,909
TD Ameritrade Holding Corp.	564	17,770
		173,476
HEALTH CARE - 12.8%
Acadia HealthCare Co. Inc. (c)	363	20,027
BioMarin Pharmaceutical Inc. (c)	175	14,442
Centene Corp. (c) (e)	201	12,351
DENTSPLY SIRONA Inc.	376	23,189
Edwards Lifesciences Corp. (c)	122	10,735
Envision Healthcare Holdings Inc. (c)	748	15,263
Humana Inc.	126	23,125
Illumina Inc. (c)	114	18,497
Inovalon Holdings Inc. - Class A (c) (e)	504	9,332
Intercept Pharmaceuticals Inc. (c) (e)	50	6,411
Jazz Pharmaceuticals Plc (c)	122	15,888
Kite Pharma Inc. (c) (e)	186	8,535
Premier Inc. - Class A (c) (e)	331	11,035
Veeva Systems Inc. - Class A (c)	468	11,706
Vertex Pharmaceuticals Inc. (c)	116	9,253
		209,789
INDUSTRIALS - 19.7%
Acuity Brands Inc.	151	32,895
AO Smith Corp.	149	11,355
Carlisle Cos. Inc.	253	25,134
Delta Air Lines Inc.	331	16,108
Equifax Inc.	110	12,595
Fortune Brands Home & Security Inc.	496	27,807
HD Supply Holdings Inc. (c)	818	27,035
Lennox International Inc. (e)	209	28,201
Middleby Corp. (c)	194	20,671
Old Dominion Freight Line Inc. (c)	174	12,107
SolarCity Corp. (c) (e)	161	3,948
Southwest Airlines Co.	423	18,959
Stericycle Inc. (c) (e)	190	23,933
WABCO Holdings Inc. (c)	103	10,991
Waste Connections Inc.	528	34,071
Watsco Inc.	124	16,654
		322,464
INFORMATION TECHNOLOGY - 22.7%
Alliance Data Systems Corp. (c)	37	8,206
Amphenol Corp. - Class A	545	31,535
Arista Networks Inc. (c) (e)	217	13,680
Atlassian Corp. Plc - Class A (c) (e)	303	7,617
Broadcom Ltd.	101	15,558
Cavium Inc. (c)	164	10,030
CoStar Group Inc. (c)	91	17,199
Electronic Arts Inc. (c)	572	37,815
FLIR Systems Inc.	244	8,053
Gartner Inc. (c)	214	19,094
Guidewire Software Inc. (c)	203	11,051
Harris Corp.	397	30,942
Lam Research Corp.	197	16,239
Mobileye NV (c) (e)	273	10,173
NXP Semiconductors NV (c)	274	22,213
Palo Alto Networks Inc. (c)	87	14,226
Sabre Corp.	326	9,416
ServiceNow Inc. (c)	265	16,237
Splunk Inc. (c)	248	12,120
Tableau Software Inc. - Class A (c)	179	8,206
Vantiv Inc. - Class A (c)	492	26,504
VeriFone Systems Inc. (c)	395	11,158
Workday Inc. - Class A (c) (e)	163	12,548
		369,820
MATERIALS - 4.6%
Eagle Materials Inc.	244	17,128
PPG Industries Inc.	130	14,538
Sherwin-Williams Co.	88	24,909

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Vulcan Materials Co.	179	18,918
		75,493
Total Common Stocks (cost $1,538,235)		1,575,626

SHORT TERM INVESTMENTS - 8.6%
Investment Company - 3.6%
JNL Money Market Fund, 0.29% (a) (h)	58,320	58,320

Securities Lending Collateral - 5.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	82,631	82,631
Total Short Term Investments (cost $140,951)		140,951

Total Investments - 105.1% (cost $1,679,186)		1,716,577
Other Assets and Liabilities, Net - (5.1%)		(83,759)
Total Net Assets - 100.0%		$1,632,818

JNL/JPMorgan U.S. Government & Quality Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.3%
A10 Securitization LLC, 2.10%, 04/15/34 (r)	$3,348	$3,348
ACE Securities Corp. REMIC, 0.69%, 02/25/31 (i)	31	30
American Homes For Rent REMIC, 3.79%, 10/17/24 (r)	4,891	5,094
BB-UBS Trust REMIC, 2.89%, 06/05/20 (r)	8,000	7,959
BBCMS Trust, 2.47%, 03/10/26 (r)	3,882	3,855
Capital Auto Receivables Asset Trust REMIC, 1.42%, 06/20/17	3,276	3,280
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 1.75%, 08/15/45 (i)	15,729	1,322
Countrywide Alternative Loan Trust REMIC
0.64%, 07/20/46 (i)	537	367
0.63%, 12/20/46 (i)	936	688
Countrywide Home Equity Loan Trust, 0.73%, 02/15/34 (i)	214	195
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	585	595
CSAIL Commercial Mortgage Trust REMIC, 3.72%, 08/15/48	8,775	9,361
Honda Auto Receivables Owner Trust, 0.70%, 06/15/17	1,084	1,084
IndyMac Seconds Asset Backed Trust REMIC, 0.69%, 06/25/36 (i) (p) (q)	763	147
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 10/15/16	2,520	2,543
Madison Avenue Trust, 3.55%, 09/10/25 (i) (r)	2,989	3,180
MASTR Adjustable Rate Mortgages Trust REMIC, 2.34%, 02/25/34 (i)	474	459
Morgan Stanley Capital I Trust REMIC, 4.05%, 06/15/21	1,697	1,785
Morgan Stanley Mortgage Loan Trust REMIC, 2.65%, 10/25/34 (i)	290	285
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	2,860	2,649
Progress Residential Trust REMIC
2.74%, 06/15/20 (r)	3,745	3,743
3.07%, 11/12/20 (r)	6,571	6,645
Provident Funding Mortgage Loan Trust REMIC, 2.55%, 10/25/35 (i)	158	154
SACO I Inc. REMIC, 0.69%, 06/25/36 (i) (p) (q)	158	274
Structured Asset Mortgage Investments Inc. REMIC, 0.64%, 08/25/36 (i)	950	703
UBS-BAMLL Trust REMIC, 3.66%, 06/10/22 (r)	4,560	4,756
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	1,493	1,760
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	283	287
Wells Fargo Re-REMIC Trust REMIC, 1.75%, 04/20/17 (f) (r)	407	407
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 05/15/21 (r)	4,750	5,208
Total Non-U.S. Government Agency Asset- Backed Securities (cost $72,029)		72,163

CORPORATE BONDS AND NOTES - 3.4%
CONSUMER DISCRETIONARY - 0.3%
Time Warner Inc., 3.60%, 07/15/25 (e)	4,000	4,108

CONSUMER STAPLES - 0.3%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	713
PepsiCo Inc., 3.00%, 08/25/21 (e)	782	835
Procter & Gamble Co., 1.90%, 11/01/19 (e)	1,280	1,317
Walgreens Boots Alliance Inc., 3.80%, 11/18/24	2,469	2,542
		5,407
ENERGY - 0.4%
Buckeye Partners LP, 4.88%, 02/01/21	1,907	1,927
Enterprise Products Operating LLC, 3.70%, 02/15/26 (e)	1,013	1,006
Magellan Midstream Partners LP, 3.20%, 03/15/25	1,072	1,027
Occidental Petroleum Corp., 3.13%, 02/15/22 (e)	666	688
Phillips 66, 4.30%, 04/01/22	912	971
Plains All American Pipeline LP, 2.60%, 12/15/19 (e)	1,713	1,623
		7,242
FINANCIALS - 1.6%
ACE INA Holdings Inc., 3.35%, 05/03/26	1,300	1,357
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26	2,599	2,733
Bank of America Corp., 5.70%, 01/24/22 (e)	1,490	1,712
Bank of New York Mellon Corp., 3.55%, 09/23/21 (e)	3,850	4,106
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,733
Citigroup Inc., 4.50%, 01/14/22 (e)	3,028	3,317
Credit Suisse, 3.00%, 10/29/21 (e)	894	912
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	969
HCP Inc., 3.40%, 02/01/25	1,515	1,395
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,410
Toyota Motor Credit Corp., 3.40%, 09/15/21 (e)	5,500	5,910
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,790
		27,344
HEALTH CARE - 0.1%
Actavis Funding SCS, 3.45%, 03/15/22	991	1,029

INDUSTRIALS - 0.3%
ABB Finance USA Inc., 2.88%, 05/08/22 (e)	571	588
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,041
Penske Truck Leasing Co. LP, 3.38%, 02/01/22 (r)	2,898	2,879
Union Pacific Corp., 1.80%, 02/01/20	869	873
		5,381
INFORMATION TECHNOLOGY - 0.1%
Intel Corp., 3.30%, 10/01/21	1,279	1,375

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,067

UTILITIES - 0.2%
Arizona Public Service Co., 2.20%, 01/15/20	665	673
Exelon Generation Co. LLC, 2.95%, 01/15/20 (e)	1,140	1,148
Florida Power Corp., 3.10%, 08/15/21	1,203	1,268
Virginia Electric & Power Co., 2.95%, 01/15/22	870	903
		3,992
Total Corporate Bonds and Notes (cost $54,755)		56,945

GOVERNMENT AND AGENCY OBLIGATIONS - 87.0%
GOVERNMENT SECURITIES - 39.2%
Federal Farm Credit Bank - 1.1% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	8,452
5.75%, 12/07/28	7,000	9,337
		17,789
Federal Home Loan Bank - 1.3% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	10,471
5.25%, 12/11/20	4,500	5,310
5.75%, 06/12/26	5,000	6,550
		22,331
Federal National Mortgage Association - 1.9% (w)
Federal National Mortgage Association
0.00%, 10/09/19 (j)	30,000	28,509
Principal Only, 0.00%, 03/23/28 (j)	4,000	2,816
		31,325
Sovereign - 6.0%
Financing Corp. Fico Principal Strip, 0.00%, 11/30/17 - 04/05/19 (j)	22,800	22,359
Israel Government AID Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	28,098
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,500	1,992
Residual Funding Corp. Principal Strip, 0.00%, 10/15/19 - 01/15/30 (j)	36,010	32,338
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/37 (j)	20,487	16,027
		100,814
Treasury Inflation Index Securities - 6.3%
U.S. Treasury Inflation Indexed Note
0.13%, 07/15/24 (n)	19,955	20,030
2.00%, 01/15/26 (n)	6,183	7,241
2.38%, 01/15/27 (n)	2,361	2,885
1.38%, 02/15/44 (n)	67,601	75,718
		105,874
U.S. Treasury Securities - 22.6%
U.S. Treasury Bond
0.00%, 08/15/21 (j)	25,000	23,140
5.25%, 11/15/28 - 02/15/29	30,000	41,102
5.38%, 02/15/31	33,000	47,336
U.S. Treasury Note
2.00%, 04/30/16 - 08/15/25	50,000	50,523
4.63%, 02/15/17	22,000	22,760
2.75%, 05/31/17	100,000	102,398
4.75%, 08/15/17	17,000	17,932
3.38%, 11/15/19	25,000	27,115
2.63%, 08/15/20 - 11/15/20	45,000	47,860
		380,166
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 47.8%
Federal Home Loan Mortgage Corp. - 15.1%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	2	2
6.00%, 11/01/28	71	81
7.00%, 04/01/29 - 08/01/32	84	97
5.00%, 08/01/33 - 12/01/34	1,224	1,373
2.53%, 12/01/35 (i)	986	1,042
3.02%, 01/01/37 (i)	155	165
5.50%, 07/01/38	4,011	4,486
4.50%, 10/01/40	1,227	1,337
3.00%, 07/15/42	29,910	30,290
REMIC, 5.00%, 01/15/18 - 08/15/39	27,825	30,237
REMIC, 4.50%, 06/15/18 - 07/15/34	17,321	18,743
REMIC, 4.00%, 07/15/23 - 06/15/36	17,945	19,449
REMIC, 3.28%, 06/25/25 (i)	7,500	8,074
REMIC, 3.01%, 07/25/25	8,067	8,491
REMIC, 3.15%, 11/25/25	8,050	8,552
REMIC, 5.50%, 01/15/26 - 07/15/40	22,107	24,185
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	55,595
REMIC, 3.00%, 04/15/31 - 07/15/45	26,311	26,660
REMIC, 2.00%, 03/15/33	7,268	7,332
REMIC, 6.00%, 07/15/37	1,731	1,952
REMIC, 2.50%, 02/15/45	5,143	5,062
		253,205
Federal National Mortgage Association - 27.3%
Federal National Mortgage Association
5.00%, 02/01/19 - 11/01/40	19,619	21,996
10.50%, 08/01/20	1	1
3.27%, 01/01/22	9,013	9,644
4.00%, 02/01/25 - 09/01/45	36,999	39,977
3.18%, 09/01/25	5,391	5,683
3.03%, 12/01/25	20,350	21,417
2.94%, 01/01/26 - 01/01/26	23,305	24,354
3.10%, 01/01/26	7,500	7,966
6.50%, 03/01/26 - 03/01/36	273	314
7.00%, 05/01/26 - 01/01/30	15	16
3.33%, 03/01/27	2,614	2,805
2.97%, 06/01/27	6,639	6,813
8.00%, 11/01/29 - 03/01/31	50	55
6.00%, 02/01/31 - 12/01/36	7,080	8,212
7.50%, 02/01/31	4	4
5.50%, 02/01/35 - 10/01/36	4,312	4,945
3.50%, 09/01/45 - 01/01/46	21,178	22,330
REMIC, 5.00%, 05/25/18 - 09/25/39	14,396	15,480
REMIC, 4.00%, 01/25/19 - 07/25/40	63,423	67,827
REMIC, 4.50%, 04/25/23 - 12/25/40	23,690	25,251
REMIC, 2.59%, 12/25/24	8,199	8,346
REMIC, 2.71%, 06/25/25 (i)	5,151	5,292
REMIC, 2.94%, 01/25/26 (i)	13,761	14,295
REMIC, 3.50%, 01/25/32 - 07/25/33	10,328	11,162
REMIC, 3.00%, 10/25/33 - 11/25/45	109,421	111,894
REMIC, 5.50%, 12/25/34 - 11/25/35	3,354	3,797
REMIC, 0.00%, 04/25/36 (j)	1,568	1,499
REMIC, 6.00%, 02/25/37 - 12/25/49	2,471	2,780
REMIC, 10.61%, 02/25/40 (i)	25	33
REMIC, 7.50%, 12/25/41	4,649	5,455
REMIC, 5.75%, 06/25/42	1,213	1,356
REMIC, 2.00%, 09/25/42	4,000	3,518
REMIC, 4.68%, 06/25/43	3,206	3,470
		457,987
Government National Mortgage Association - 5.4%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,190	1,366
REMIC, 4.00%, 09/16/24 - 11/20/38	17,856	19,247
REMIC, 6.50%, 06/16/31	1,019	1,165

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
REMIC, 5.50%, 03/20/33 - 02/16/38	6,036	6,782
REMIC, 6.00%, 12/16/33	1,910	2,191
REMIC, 3.00%, 04/20/39 - 10/20/45	17,641	18,051
REMIC, 4.50%, 06/20/39	7,017	7,644
REMIC, 5.00%, 05/20/40	12,887	15,498
REMIC, 0.97%, 07/20/63 (i)	16,847	16,689
REMIC, Interest Only, 5.96%, 05/16/38 (i)	2,909	555
REMIC, Interest Only, 5.70%, 07/20/41 (i)	9,005	1,743
		90,931
Total Government and Agency Obligations (cost $1,393,300)		1,460,422

SHORT TERM INVESTMENTS - 5.3%
Investment Company - 5.0%
JNL Money Market Fund, 0.29% (a) (h)	83,472	83,472

Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	5,936	5,936
Total Short Term Investments (cost $89,408)		89,408

Total Investments - 100.0% (cost $1,609,492)		1,678,938
Other Assets and Liabilities, Net - (0.0% )		(303)
Total Net Assets - 100.0%		$1,678,635

JNL/Lazard Emerging Markets Fund

COMMON STOCKS - 98.0%
ARGENTINA - 1.0%
YPF SA - ADR - Class D	476	$8,511

BRAZIL - 9.2%
AMBEV SA - ADR	2,385	12,355
Banco do Brasil SA	3,149	17,094
BB Seguridade Participacoes SA	1,300	10,698
CCR SA	2,697	10,517
Cielo SA	1,340	13,007
Cielo SA - ADR (e)	327	3,152
Companhia Energetica de Minas Gerais - ADR (e)	406	918
Estacio Participacoes SA	314	1,026
Localiza Rent a Car SA	810	6,685
Natura Cosmeticos SA	435	3,232
Via Varejo SA	675	1,038
		79,722
CHINA - 19.3%
AAC Technologies Holdings Inc.	1,250	9,557
Agricultural Bank of China - Class H	9,409	3,385
Alibaba Group Holding Ltd. - ADR (c) (e)	49	3,859
Anhui Conch Cement Co. Ltd. - Class H	919	2,465
Baidu.com - ADR - Class A (c)	161	30,671
Brilliance China Automotive Holdings Ltd. (e)	2,523	2,614
China Construction Bank Corp. - Class H	41,611	26,638
China Mobile Ltd. - ADR	377	20,907
China Shenhua Energy Co. Ltd. - Class H	4,137	6,509
China State Construction International Holdings Ltd.	3,138	4,680
CNOOC Ltd.	11,058	12,905
Huabao International Holdings Ltd. (c)	8,387	3,166
NetEase.com - ADR	149	21,453
New Oriental Education & Technology Group - ADR	80	2,765
Ping An Insurance Group Co. of China Ltd. - Class H	876	4,204
Tencent Holdings Ltd.	192	3,925
Vipshop Holdings Ltd. - ADR (c)	220	2,829
Weichai Power Co. Ltd. - Class H	4,560	5,108
		167,640
COLOMBIA - 0.3%
BanColombia SA - ADR (e)	85	2,905

EGYPT - 0.8%
Commercial International Bank Egypt SAE - GDR	2,052	7,284

HONG KONG - 0.4%
China Medical System Holdings Ltd.	1,281	1,778
Techtronic Industries Co.	435	1,722
		3,500
HUNGARY - 1.8%
OTP Bank Plc	611	15,336

INDIA - 9.6%
Adani Port and Special Economic Zone Ltd.	422	1,579
Aurobindo Pharma Ltd.	392	4,411
Axis Bank Ltd.	2,668	17,887
Bajaj Auto Ltd.	213	7,725
Bharat Heavy Electricals Ltd.	1,629	2,800
HCL Technologies Ltd.	916	11,254
Hero Honda Motors Ltd.	218	9,706
ICICI Bank Ltd. - ADR	353	2,527
Punjab National Bank	3,849	4,920
Reliance Industries Ltd.	144	2,271
Tata Consultancy Services Ltd.	493	18,761
		83,841
INDONESIA - 7.4%
Astra International Tbk PT	14,717	8,044
Bank Mandiri Persero Tbk PT	20,706	16,076
Bank Rakyat Indonesia Persero Tbk PT	5,860	5,043
PT Semen Indonesia	6,583	5,045
Telekomunikasi Indonesia PT - ADR	470	23,878
United Tractors Tbk PT	5,145	5,935
		64,021
MACAU - 0.8%
Wynn Macau Ltd. (e)	4,256	6,582

MEXICO - 3.1%
America Movil SAB de CV - ADR - Class L	407	6,324
Grupo Financiero Banorte SAB de CV - Class D	581	3,292
Grupo Mexico SAB de CV - Class B (e)	3,198	7,716
Kimberly-Clark de Mexico SAB de CV - Class A	3,806	9,196
Telesites SAB - Class L (c)	417	235
		26,763
PAKISTAN - 1.4%
Habib Bank Ltd.	2,992	4,901
Oil & Gas Development Co. Ltd.	2,493	2,725
Pakistan Petroleum Ltd.	3,498	4,279
		11,905
PERU - 0.3%
Credicorp Ltd.	20	2,573

PHILIPPINES - 1.1%
Philippine Long Distance Telephone Co. - ADR	228	9,863

RUSSIAN FEDERATION - 8.9%
Gazprom OAO - ADR	2,567	11,044
Lukoil PJSC - ADR	323	12,370
Magnit PJSC - GDR	108	4,298
MegaFon PJSC - GDR	442	4,850
Mobile Telesystems PJSC - ADR	1,089	8,807

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
NovaTek OAO - GDR	34	3,088
Sberbank of Russia - ADR	3,808	26,436
X5 Retail Group NV - GDR (c)	180	3,798
Yandex NV - Class A (c)	189	2,891
		77,582
SOUTH AFRICA - 6.0%
Bidvest Group Ltd. (e)	252	6,371
Imperial Holdings Ltd. (e)	444	4,521
Nedbank Group Ltd. (e)	325	4,266
PPC Ltd.	2,282	1,885
Sanlam Ltd.	1,287	5,961
Shoprite Holdings Ltd. (e)	834	9,788
Standard Bank Group Ltd.	864	7,729
Vodacom Group Ltd.	519	5,632
Woolworths Holdings Ltd. (e)	1,025	6,217
		52,370
SOUTH KOREA - 11.8%
Coway Co. Ltd.	92	7,743
Hansae Co. Ltd.	35	1,731
Hanwha Life Insurance Co. Ltd.	1,521	8,913
Hyundai Mobis	65	14,110
KB Financial Group Inc.	287	7,974
KT&G Corp.	68	6,584
Samsung Electronics Co. Ltd.	23	26,693
Shinhan Financial Group Co. Ltd.	507	17,857
SK Hynix Inc.	454	11,173
		102,778
TAIWAN - 6.6%
Advanced Semiconductor Engineering Inc.	2,143	2,482
Catcher Technology Co. Ltd.	174	1,426
Hon Hai Precision Industry Co. Ltd.	833	2,194
Hon Hai Precision Industry Co. Ltd. - GDR	1,357	7,254
Largan Precision Co. Ltd.	39	3,023
Silicon Motion Technology Corp. - ADR	72	2,791
Taiwan Semiconductor Manufacturing Co. Ltd.	2,080	10,377
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,067	27,965
		57,512
THAILAND - 2.1%
CP ALL PCL	3,884	5,045
Kasikornbank PCL	1,040	5,173
PTT Exploration & Production PCL	1,757	3,504
Siam Cement PCL	336	4,470
		18,192
TURKEY - 5.2%
Akbank T.A.S.	3,130	8,915
Aselsan Elektronik Sanayi Ve Ticaret A/S	348	2,258
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,657	1,687
KOC Holding A/S	1,402	7,121
KOC Holding A/S - ADR	160	4,053
Turkcell Iletisim Hizmetleri A/S	1,746	7,336
Turkcell Iletisim Hizmetleri A/S - ADR	241	2,537
Turkiye Garanti Bankasi A/S	878	2,569
Turkiye Is Bankasi A/S - Class C	5,299	8,770
		45,246
UNITED KINGDOM - 0.5%
British American Tobacco Plc	313	4,333

UNITED STATES OF AMERICA - 0.4%
Freeport-McMoran Inc. - Class B (e)	302	3,122
Total Common Stocks (cost $995,569)		851,581

SHORT TERM INVESTMENTS - 5.4%
Investment Company - 1.7%
JNL Money Market Fund, 0.29% (a) (h)	14,608	14,608

Securities Lending Collateral - 3.7%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	32,646	32,646
Total Short Term Investments (cost $47,254)		47,254

Total Investments - 103.4% (cost $1,042,823)		898,835
Other Assets and Liabilities, Net - (3.4%)		(29,539)
Total Net Assets - 100.0%		$869,296

JNL/Mellon Capital Emerging Markets Index Fund

COMMON STOCKS - 94.4%
BRAZIL - 4.1%
AMBEV SA	970	$5,063
B2W Compania Global Do Varejo (c)	22	88
Banco Bradesco SA	159	1,340
Banco do Brasil SA	176	957
Banco Santander Brasil SA	95	448
BB Seguridade Participacoes SA	144	1,183
BM&F Bovespa SA	350	1,488
BR Malls Participacoes SA	85	347
BRF SA	132	1,892
CCR SA	178	694
CETIP SA - Mercados Organizados	45	500
Cia de Saneamento Basico do Estado de Sao Paulo	68	454
Cia Siderurgica Nacional SA	143	282
Cielo SA	173	1,675
Cosan SA Industria e Comercio	30	261
CPFL Energia SA	48	259
Duratex SA	64	136
EDP - Energias do Brasil SA	48	166
Empresa Brasileira de Aeronautica SA	135	891
Equatorial Energia SA	33	375
Estacio Participacoes SA	50	164
Fibria Celulose SA	51	425
Hypermarcas SA (c)	71	550
JBS SA	149	454
Klabin SA	112	609
Kroton Educacional SA	281	898
Localiza Rent a Car SA	35	286
Lojas Americanas SA	36	114
Lojas Renner SA	130	755
M Dias Branco SA	8	151
Multiplan Empreendimentos Imobiliarios SA	19	282
Natura Cosmeticos SA	40	295
Odontoprev SA	62	197
Petroleo Brasileiro SA (c)	625	1,842
Porto Seguro SA	23	171
Qualicorp SA	51	211
Raia Drogasil SA	42	611
Sul America SA	41	184
Tim Participacoes SA	168	371
Totvs SA	28	207
Tractebel Energia SA	34	341
Transmissora Alianca de Energia Eletrica SA	16	90
Ultrapar Participacoes SA	73	1,412
Vale SA	282	1,200
WEG SA	112	431
		30,750

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CHILE - 1.2%
AES Gener SA	471	238
Aguas Andinas SA - Class A	497	284
Banco de Chile	4,779	514
Banco de Credito e Inversiones	7	268
Banco Santander Chile	14,095	685
Cencosud SA	252	635
Cia Cervecerias Unidas SA	32	360
Colbun SA	1,659	462
Corpbanca SA	30,578	280
Empresa Nacional de Electricidad SA	661	919
Empresa Nacional del Petroleo (c) (f)	661	8
Empresas CMPC SA	268	626
Empresas COPEC SA	94	904
Enersis Chile SA (c) (f)	4,108	5
Enersis SA	4,108	1,138
ENTEL Chile SA	22	192
Latam Airlines Group SA (c)	60	422
S.A.C.I. Falabella	102	713
Sonda SA	90	173
		8,826
CHINA - 20.6%
58.Com Inc. - ADR - Class A (c)	7	398
AAC Technologies Holdings Inc. (e)	150	1,143
Agricultural Bank of China - Class H	4,826	1,736
Air China Ltd. - Class H	346	245
Alibaba Group Holding Ltd. - ADR (c) (e)	102	8,062
Aluminum Corp. of China Ltd. - Class H (c) (e)	736	234
Anhui Conch Cement Co. Ltd. - Class H (e)	251	672
AviChina Industry & Technology Co. Ltd. - Class H	434	326
Baidu.com - ADR - Class A (c)	28	5,282
Bank of China Ltd. - Class H	16,342	6,785
Bank of Communications Co. Ltd. - Class H	1,773	1,167
Beijing Capital International Airport Co. Ltd. - Class H	334	357
Beijing Enterprises Holdings Ltd.	110	602
Beijing Enterprises Water Group Ltd. (e)	886	556
Belle International Holdings Ltd.	933	541
Brilliance China Automotive Holdings Ltd.	616	638
BYD Co. Ltd. - Class H (c) (e)	130	748
CAR Inc. (c) (e)	168	197
China Citic Bank - Class H (c)	1,767	1,083
China Coal Energy Co. - Class H (e)	623	258
China Communication Services Corp. Ltd. - Class H	440	201
China Communications Constructions Co. Ltd. - Class H	900	1,077
China Conch Venture Holdings Ltd.	275	543
China Construction Bank Corp. - Class H	17,318	11,086
China COSCO Holdings Co. Ltd. - Class H (c)	566	219
China Everbright International Ltd.	499	557
China Everbright Ltd.	188	394
China Gas Holdings Ltd. (e)	355	524
China Huishan Dairy Holdings Co. Ltd. (e)	946	356
China International Marine Containers Group Co. Ltd. - Class H	96	151
China Jinmao Holdings Group Ltd.	882	245
China Life Insurance Co. Ltd.	627	483
China Life Insurance Co. Ltd. - Class H	1,539	3,783
China Longyuan Power Group Corp. - Class H	644	477
China Mengniu Dairy Co. Ltd.	557	887
China Merchants Bank Co. Ltd. - Class H	964	2,028
China Merchants Holdings International Co. Ltd.	243	722
China Minsheng Banking Corp. Ltd. - Class H	1,191	1,112
China Mobile Ltd.	1,264	13,996
China National Building Material Co. Ltd. - Class H (e)	622	289
China Oilfield Services Ltd. - Class H (e)	360	282
China Overseas Land & Investment Ltd.	802	2,541
China Pacific Insurance Group Co. Ltd. - Class H	554	2,081
China Petroleum & Chemical Corp. - Class H	5,284	3,433
China Railway Construction Corp. Ltd. - Class H (e)	393	468
China Railway Group Ltd. - Class H	809	615
China Resources Beer Holdings Co. Ltd. (e)	244	454
China Resources Gas Group Ltd.	174	497
China Resources Land Ltd.	567	1,454
China Resources Power Holdings Co. Ltd.	391	731
China Shenhua Energy Co. Ltd. - Class H	684	1,076
China Shipping Container Lines Co. Ltd. - Class H (c) (e)	729	167
China Southern Airlines Co. Ltd. - Class H	330	208
China State Construction International Holdings Ltd.	400	597
China Taiping Insurance Holdings Co. Ltd. (c)	329	725
China Telecom Corp. Ltd. - Class H	2,802	1,483
China Unicom Hong Kong Ltd.	1,213	1,598
Chongqing Changan Automobile Co. Ltd. - Class B	164	306
Chongqing Rural Commercial Bank - Class H	464	246
CITIC Securities Co. Ltd. - Class H	439	1,030
CNOOC Ltd.	3,689	4,305
Country Garden Holdings Co.	1,151	458
CRRC Corp. Ltd. - Class H	883	890
Ctrip.com International Ltd. - ADR (c)	28	1,237
Datang International Power Generation Co. Ltd. - Class H	492	152
Dongfeng Motor Group Co. Ltd. - Class H	548	685
ENN Energy Holdings Ltd.	154	848
Far East Horizon Ltd.	378	291
Fosun International Ltd.	441	629
GF Securities Co. Ltd. - Class H (c)	299	729
Great Wall Motor Co. Ltd. - Class H	628	510
Guangzhou Automobile Group Co. Ltd. - Class H	448	466
Guangzhou R&F Properties Co. Ltd. - Class H (e)	237	339
Haitian International Holdings Ltd.	137	235
Huaneng Power International Inc. - Class H	884	793
Huaneng Renewables Corp. Ltd. - Class H	854	265
Huatai Securities Co. Ltd. - Class H (c)	310	736
Industrial & Commercial Bank of China Ltd. - Class H	15,178	8,502
JD.com Inc. - ADR - Class B (c) (e)	35	925
Jiangsu Expressway Co. Ltd. - Class H	241	325
Jiangxi Copper Co. Ltd. - Class H	247	296
Luye Pharma Group Ltd. (c) (e)	316	245
NetEase.com - ADR	8	1,152
New Oriental Education & Technology Group - ADR	15	508
PetroChina Co. Ltd. - Class H	4,367	2,891
Ping An Insurance Group Co. of China Ltd. - Class H	1,077	5,168
Qihoo 360 Technology Co. Ltd. - ADR (c)	9	715
Qunar Cayman Islands Ltd. - ADR - Class B (c) (e)	6	222
Shandong Weigao Group Medical Polymer Co. Ltd.	410	262
Shanghai Electric Group Co. Ltd. - Class H (e)	534	244
Shanghai Industrial Holdings Ltd.	105	248

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B (f)	110	368
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	136	268
Shenzhou International Group Holdings Ltd.	112	610
Sinopec Shanghai Petrochemical Co. Ltd. - Class H (c)	774	393
Sinopharm Group Co. Ltd. - Class H	242	1,092
Soho China Ltd.	470	225
SouFun Holdings Ltd. - ADR (e)	26	155
Sun Art Retail Group Ltd.	474	336
Sunac China Holdings Ltd.	433	292
TAL Education Group - ADR (c)	4	212
Tencent Holdings Ltd.	1,064	21,743
Tingyi Cayman Islands Holding Corp.	395	441
Travelsky Technology Ltd.	196	321
Tsingtao Brewery Co. Ltd. - Class H (e)	72	274
Vipshop Holdings Ltd. - ADR (c) (e)	40	519
Want Want China Holdings Ltd. (e)	1,193	885
Weichai Power Co. Ltd. - Class H (e)	235	263
Yanzhou Coal Mining Co. Ltd. - Class H (e)	402	210
Youku Inc. - ADR (c)	14	375
YY Inc. - ADR (c)	3	186
Zhejiang Expressway Co. Ltd. - Class H	284	305
Zhuzhou CSR Times Electric Co. Ltd. - Class H	106	617
Zijin Mining Group Co. Ltd.	1,120	345
ZTE Corp. - Class H (f) (e)	144	264
		156,122
COLOMBIA - 0.3%
Cementos Argos SA	71	274
Corp. Financiera Colombiana SA	20	256
Corp. Financiera Colombiana SA	—	2
Ecopetrol SA	1,083	469
Grupo Argos SA	61	406
Grupo de Inversiones Suramericana SA	51	674
Interconexion Electrica SA	92	266
		2,347
CZECH REPUBLIC - 0.2%
CEZ A/S (e)	33	580
Komercni Banka A/S	3	676
O2 Czech Republic A/S	13	132
		1,388
EGYPT - 0.2%
Commercial International Bank	206	891
Global Telecom Holding SAE (c)	674	232
Talaat Moustafa Group Holding	203	146
		1,269
GREECE - 0.4%
Alpha Bank AE (c)	280	617
Eurobank Ergasias SA (c)	376	328
Folli Follie SA	5	103
Hellenic Telecommunications Organization SA	51	455
JUMBO SA (c)	21	283
National Bank of Greece SA (c)	1,111	311
OPAP SA	49	346
Piraeus Bank SA (c)	1,326	338
Public Power Corp. SA	27	95
Titan Cement Co. SA	10	211
		3,087
HONG KONG - 3.1%
Alibaba Health Information Technology Ltd. (c)	500	306
Alibaba Pictures Group Ltd. (c) (e)	2,050	468
Anta Sports Products Ltd.	202	445
CGN Power Co. Ltd.	1,800	610
China Cinda Asset Management Co. Ltd. - Class H	1,776	623
China Everbright Bank Co. Ltd. - Class H	805	392
China Galaxy Securities Co. Ltd. - Class H	676	658
China Medical System Holdings Ltd.	212	294
China Power International Development Ltd.	678	351
China Vanke Co. Ltd. - Class H	266	653
Citic Pacific Ltd.	885	1,347
COSCO Pacific Ltd.	374	490
CSPC Pharmaceutical Group Ltd.	836	757
Dalian Wanda Commercial Properties Co. Ltd. - Class H	119	707
Evergrande Real Estate Group Ltd. (e)	883	682
GCL - Poly Energy Holdings (e)	2,748	454
Geely Automobile Holdings Ltd.	1,080	536
GOME Electrical Appliances Holdings Ltd. (e)	2,277	329
Guangdong Investment Ltd.	572	723
Haier Electronics Group Co. Ltd.	251	438
Haitong Securities Co. Ltd. - Class H	657	1,123
Hanergy Thin Film Power Group Ltd. (c) (f)	3,098	850
Hengan International Group Co. Ltd.	148	1,293
Huadian Power International Corp. Ltd.	380	242
Kingsoft Corp. Ltd. (e)	169	397
Kunlun Energy Co. Ltd.	628	546
Lenovo Group Ltd.	1,498	1,168
Longfor Properties Co. Ltd.	294	418
New China Life Insurance Co. Ltd. - Class H	157	556
New World China Land Ltd. (e)	524	534
Nine Dragons Paper Holdings Ltd.	306	232
People’s Insurance Co. Group of China Ltd. - Class H	1,323	562
PICC Property & Casualty Co. Ltd. - Class H	789	1,453
Semiconductor Manufacturing International Corp. (c)	5,318	472
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	74	203
Shimao Property Holdings Ltd.	289	429
Shui On Land Ltd.	842	227
Sino Biopharmaceutical	905	679
Sino-Ocean Land Holdings Ltd.	699	331
Sinopec Engineering Group Co. Ltd. - Class H	274	221
Sinotrans Ltd. - Class H	425	186
Yuexiu Property Co. Ltd.	1,374	198
		23,583
HUNGARY - 0.3%
MOL Hungarian Oil and Gas Plc	7	448
OTP Bank Plc	50	1,244
Richter Gedeon Nyrt	28	559
		2,251
INDIA - 8.0%
ACC Ltd.	8	163
Adani Port and Special Economic Zone Ltd.	167	626
Ambuja Cements Ltd.	152	534
Apollo Hospitals Enterprise Ltd.	17	336
Ashok Leyland Ltd.	226	371
Asian Paints Ltd.	58	761
Aurobindo Pharma Ltd.	53	601
Bajaj Auto Ltd.	18	655
Bharat Forge Ltd.	23	305
Bharat Heavy Electricals Ltd.	107	184
Bharat Petroleum Corp. Ltd.	20	269
Bharti Airtel Ltd.	243	1,288
Bharti Infratel Ltd.	118	683
Bosch Ltd.	1	464
Cadila Healthcare Ltd.	42	199
Cairn India Ltd.	113	262

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Cipla Ltd.	70	542
Coal India Ltd.	140	617
Container Corp. of India Ltd.	9	172
Dabur India Ltd.	107	404
Divi’s Laboratories Ltd.	17	258
Dr. Reddy’s Laboratories Ltd.	24	1,090
Eicher Motors Ltd.	2	719
GAIL India Ltd.	77	414
GlaxoSmithKline Consumer Healthcare Ltd.	3	231
Glenmark Pharmaceuticals Ltd.	28	339
Godrej Consumer Products Ltd.	23	489
HCL Technologies Ltd.	114	1,399
Hero Honda Motors Ltd.	10	446
Hindalco Industries Ltd.	259	342
Hindustan Unilever Ltd.	159	2,085
Housing Development Finance Corp.	310	5,180
ICICI Bank Ltd.	247	888
Idea Cellular Ltd.	220	366
Indiabulls Housing Finance Ltd.	67	658
Infosys Ltd.	377	6,927
ITC Ltd.	470	2,330
JSW Steel Ltd.	19	370
Larsen & Toubro Ltd.	64	1,177
LIC Housing Finances Ltd.	67	497
Lupin Ltd.	45	998
Mahindra & Mahindra Financial Services Ltd.	76	279
Mahindra & Mahindra Ltd.	75	1,378
Marico Ltd.	102	374
Maruti Suzuki India Ltd.	23	1,270
Motherson Sumi Systems Ltd.	59	238
Nestle India Ltd.	5	408
NTPC Ltd.	230	447
Oil & Natural Gas Corp. Ltd.	173	558
Piramal Healthcare Ltd.	14	227
Power Finance Corp. Ltd.	60	156
Reliance Communications Ltd.	227	171
Reliance Industries Ltd.	267	4,215
Rural Electrification Corp. Ltd.	72	180
Shree Cement Ltd.	2	344
Shriram Transport Finance Co. Ltd.	30	431
Siemens Ltd.	17	290
State Bank of India	341	999
Sun Pharmaceutical Industries Ltd.	201	2,482
Tata Consultancy Services Ltd.	98	3,720
Tata Motors Ltd. - Class A (c)	80	347
Tata Motors Ltd. (c)	162	947
Tata Power Co. Ltd.	228	222
Tata Steel Ltd.	68	327
Tech Mahindra Ltd.	53	380
Ultratech Cement Ltd.	7	355
United Breweries Ltd.	17	215
United Phosphorus Ltd.	52	372
United Spirits Ltd. (c)	12	444
Vedanta Ltd.	177	239
Wipro Ltd.	133	1,134
Zee Entertainment Enterprises Ltd.	118	687
		60,475
INDONESIA - 2.7%
Adaro Energy Tbk PT	3,478	169
AKR Corporindo Tbk PT	419	219
Astra Agro Lestari Tbk PT	92	126
Astra International Tbk PT	4,109	2,246
Bank Central Asia Tbk PT	2,598	2,604
Bank Danamon Indonesia Tbk PT - Class A	585	168
Bank Mandiri Persero Tbk PT	1,901	1,476
Bank Negara Indonesia Persero Tbk PT	1,452	569
Bank Rakyat Indonesia Persero Tbk PT	2,263	1,947
Bumi Serpong Damai PT	1,430	198
Charoen Pokphand Indonesia Tbk PT	1,411	382
Global Mediacom Tbk PT	1,395	127
Gudang Garam Tbk PT	97	476
Hanjaya Mandala Sampoerna Tbk PT	76	561
Indocement Tunggal Prakarsa Tbk PT	304	453
Indofood CBP Sukses Makmur Tbk PT	227	260
Indofood Sukses Makmur Tbk PT	912	497
Jasa Marga Persero Tbk PT	382	156
Kalbe Farma Tbk PT	4,696	511
Lippo Karawaci Tbk PT	4,015	316
Matahari Department Store Tbk PT	458	634
Media Nusantara Citra Tbk PT	1,272	209
Perusahaan Gas Negara PT	2,244	442
PT Semen Indonesia	609	467
Summarecon Agung Tbk PT	2,032	243
Surya Citra Media Tbk PT	1,116	264
Telekomunikasi Indonesia Persero Tbk PT - Class B	10,506	2,648
Tower Bersama Infrastructure Tbk PT (c)	437	192
Unilever Indonesia Tbk PT	312	1,008
United Tractors Tbk PT	343	395
XL Axiata Tbk PT (c)	506	153
		20,116
MALAYSIA - 3.4%
AirAsia Bhd	323	152
Alliance Financial Group Bhd	265	282
AMMB Holdings Bhd	425	501
Astro Malaysia Holdings Bhd	384	294
Axiata Group Bhd	543	820
Berjaya Sports Toto Bhd	126	102
Bumi Armada Bhd	443	90
CIMB Group Holdings Bhd	1,039	1,291
Dialog Group Bhd	755	310
DiGi.Com Bhd	706	894
Felda Global Ventures Holdings Bhd	253	98
Gamuda Bhd	353	445
Genting Bhd	467	1,174
Genting Malaysia Bhd	609	708
Genting Plantations Bhd	46	133
HAP Seng Consolidated Bhd	102	198
Hartalega Holdings Bhd	175	217
Hong Leong Bank Bhd	132	457
Hong Leong Financial Group Bhd	62	246
IHH Healthcare Bhd	510	858
IJM Corp. Bhd	651	589
IOI Corp. Bhd	592	693
IOI Properties Group Sdn Bhd	267	158
Kuala Lumpur Kepong Bhd	83	513
Lafarge Malaysia Bhd	75	173
Malayan Banking Bhd	1,000	2,312
Malaysia Airports Holdings Bhd	169	294
Maxis Bhd	384	624
MISC Bhd	218	498
Petronas Chemicals Group Bhd	568	976
Petronas Dagangan Bhd	50	309
Petronas Gas Bhd	140	789
PPB Group Bhd	100	428
Public Bank Bhd	525	2,526
RHB Capital Bhd	124	187
Sapurakencana Petroleum Bhd	671	320
Sime Darby Bhd	638	1,301
Telekom Malaysia Bhd	220	372
Tenaga Nasional Bhd	685	2,447
UMW Holdings Bhd	120	211
Westports Holdings Bhd	214	226
YTL Corp. Bhd	817	343

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
YTL Power International Bhd	445	169
		25,728
MEXICO - 3.9%
Alfa SAB de CV - Class A	574	1,155
America Movil SAB de CV - Class L	6,472	5,034
Arca Continental SAB de CV	84	584
Coca-Cola Femsa SAB de CV - Class L	100	830
El Puerto de Liverpool SAB de CV - Class C	38	447
Fibra Uno Administracion SA de CV	492	1,144
Fomento Economico Mexicano SAB de CV	378	3,645
Gentera SAB de CV (e)	218	431
Gruma SAB de CV - Class B	40	633
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	63	559
Grupo Aeroportuario del Sureste SAB de CV - Class B	40	609
Grupo Bimbo SAB de CV - Class A (e) (c)	343	1,013
Grupo Carso SAB de CV	121	563
Grupo Comercial Chedraui SA de CV - Class B	64	203
Grupo Financiero Banorte SAB de CV	519	2,942
Grupo Financiero Inbursa SAB de CV	479	959
Grupo Financiero Santander Mexico SAB de CV - Class B	372	675
Grupo Lala SAB de CV	144	392
Grupo Mexico SAB de CV	779	1,880
Industrias Penoles SAB de CV	28	351
Kimberly-Clark de Mexico SAB de CV	311	750
Mexichem SAB de CV	208	509
OHL Mexico SAB de CV (c)	188	297
Promotora y Operadora de Infraestructura SAB de CV	50	661
Southern Copper Corp. (e)	32	889
Wal-Mart de Mexico SAB de CV	1,091	2,583
		29,738
PERU - 0.3%
Cia de Minas Buenaventura SA - ADR (c)	47	342
Credicorp Ltd.	14	1,778
		2,120
PHILIPPINES - 1.4%
Aboitiz Equity Ventures Inc.	399	564
Aboitiz Power Corp.	286	273
Alliance Global Group Inc.	516	185
Ayala Corp.	44	720
Ayala Land Inc.	1,498	1,146
Bank of the Philippine Islands	179	339
BDO Unibank Inc.	323	718
DMCI Holdings Inc.	737	215
Energy Development Corp.	2,189	280
Globe Telecom Inc.	8	363
GT Capital Holdings Inc.	15	456
International Container Terminal Services Inc.	124	183
JG Summit Holdings Inc.	515	889
Jollibee Foods Corp.	82	402
Megaworld Corp.	2,713	244
Metro Pacific Investments Corp.	2,378	303
Metropolitan Bank & Trust Co.	74	132
Philippine Long Distance Telephone Co.	20	856
Robinsons Land Corp.	361	219
SM Investments Corp.	33	680
SM Prime Holdings Inc.	1,713	817
Universal Robina Corp.	176	830
		10,814
POLAND - 1.4%
Alior Bank SA (c)	11	192
Bank Handlowy w Warszawie SA	7	175
Bank Millennium SA (c) (e)	129	202
Bank Pekao SA	28	1,224
Bank Zachodni WBK SA (c)	7	566
CCC SA	5	230
Cyfrowy Polsat SA (c)	43	280
Enea SA	45	145
Energa SA	53	187
Eurocash SA	18	260
Grupa Lotos SA - Class A (c)	22	167
KGHM Polska Miedz SA	29	584
LPP SA	—	368
Mbank	3	315
Orange Polska Spolka Akcyjna	116	209
PGE SA (e)	170	637
Polski Koncern Naftowy Orlen SA	65	1,282
Polskie Gornictwo Naftowe i Gazownictwo SA	359	511
Powszechna Kasa Oszczednosci Bank Polski SA (c)	174	1,297
Powszechny Zaklad Ubezpieczen SA	112	1,068
Synthos SA	98	101
Tauron Polska Energia SA	162	130
Zaklady Azotowe w Tarnowie-Moscicach SA (c)	10	268
		10,398
QATAR - 0.9%
Barwa Real Estate Co.	19	187
Commercial Bank of Qatar QSC	34	391
Doha Bank QSC	28	285
Ezdan Holding Group QSC	162	811
Industries Qatar QSC	31	936
Masraf Al Rayan	76	740
Ooredoo QSC	16	411
Qatar Electricity & Water Co.	6	366
Qatar Gas Transport Co. Ltd.	60	390
Qatar Insurance Co.	20	444
Qatar Islamic Bank SAQ	12	348
Qatar National Bank	43	1,661
Vodafone Qatar	59	199
		7,169
ROMANIA - 0.1%
New Europe Property Investments Plc	49	627

RUSSIAN FEDERATION - 3.4%
Alrosa AO	396	410
Gazprom PAO	2,416	5,309
Lukoil OAO	105	4,104
Magnit OJSC - GDR	55	2,179
MegaFon PJSC - GDR	17	189
MMC Norilsk Nickel OJSC	11	1,458
Mobile Telesystems PJSC - ADR	106	856
Moscow Exchange MICEX-RTS OAO	231	361
NovaTek OAO - GDR	19	1,728
Rosneft OAO	236	1,072
Rostelecom PJSC	182	267
RusHydro JSC	22,415	232
Sberbank of Russia	2,231	3,645
Severstal PAO	42	449
Sistema JSFC - GDR	34	222
Surgutneftegas OAO	1,469	868
Tatneft OAO	289	1,550
VTB Bank OJSC	1,048,555	1,196
		26,095
SOUTH AFRICA - 7.1%
African Bank Investments Ltd. (f) (c)	281	—
Anglo Platinum Ltd. (c)	11	281
AngloGold Ashanti Ltd. (c) (e)	81	1,117

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Aspen Pharmacare Holdings Ltd.	69	1,500
Barclays Africa Group Ltd. (e)	69	698
Barloworld Ltd.	38	192
Bidvest Group Ltd.	67	1,688
Brait SA	69	777
Capitec Bank Holdings Ltd.	7	254
Coronation Fund Managers Ltd.	53	263
Discover Ltd.	73	598
Exxaro Resources Ltd.	32	154
FirstRand Ltd.	705	2,301
Fortress Income Fund Ltd. - Class A	237	252
Fortress Income Fund Ltd. - Class B	136	331
Foschini Ltd.	39	375
Gold Fields Ltd.	165	651
Growthpoint Properties Ltd.	461	768
Hyprop Investments Ltd.	48	381
Impala Platinum Holdings Ltd. (c)	125	398
Imperial Holdings Ltd.	37	373
Investec Ltd.	51	378
Liberty Holdings Ltd.	20	197
Life Healthcare Group Holdings Ltd.	189	457
Massmart Holdings Ltd.	19	167
MMI Holdings Ltd.	204	343
Mondi Ltd.	24	454
Mr Price Group Ltd.	48	579
MTN Group Ltd.	344	3,138
Naspers Ltd. - Class N (e)	82	11,443
Nedbank Group Ltd.	40	520
Netcare Ltd.	191	467
Pick n Pay Stores Ltd.	56	267
Pioneer Foods Ltd.	26	247
PSG Group Ltd.	20	266
Rand Merchant Investment Holdings Ltd.	132	370
Redefine Properties Ltd.	948	767
Remgro Ltd.	101	1,713
Resilient REIT Ltd.	65	592
RMB Holdings Ltd.	145	602
Sanlam Ltd.	351	1,626
Sappi Ltd. (c)	119	527
Sasol Ltd.	114	3,392
Shoprite Holdings Ltd.	92	1,083
Sibanye Gold Ltd.	159	612
Spar Group Ltd.	33	438
Standard Bank Group Ltd. (e)	253	2,266
Steinhoff International Holdings NV	597	3,910
Telkom SA Ltd.	41	158
Tiger Brands Ltd.	33	724
Truworths International Ltd.	89	594
Tsogo Sun Holdings Ltd.	78	125
Vodacom Group Ltd.	75	811
Woolworths Holdings Ltd.	200	1,212
		53,797
SOUTH KOREA - 14.6%
Amorepacific Corp.	7	2,219
AMOREPACIFIC Group	6	731
BGF retail Co. Ltd.	2	249
BNK Financial Group Inc.	60	512
Celltrion Inc. (c)	14	1,349
Cheil Worldwide Inc.	16	241
CJ CheilJedang Corp.	2	472
CJ Corp.	3	510
CJ E&M Corp.	4	215
CJ Korea Express Co. Ltd. (c)	1	248
Coway Co. Ltd.	11	918
Daelim Industrial Co. Ltd.	5	424
Daewoo Engineering & Construction Co. Ltd. (c)	24	132
Daewoo International Corp.	11	201
Daewoo Securities Co. Ltd.	40	288
DGB Financial Group Inc.	32	249
Dongbu Insurance Co. Ltd.	9	578
Dongsuh Cos. Inc.	7	192
Doosan Corp.	2	119
Doosan Heavy Industries and Construction Co. Ltd.	10	180
E-Mart Co. Ltd.	4	655
GS Engineering & Construction Corp. (c)	9	211
GS Holdings Corp.	11	545
GSretail Co. Ltd.	5	210
Hana Financial Group Inc.	60	1,305
Hankook Tire Co. Ltd.	15	722
Hanmi Pharm Co. Ltd.	1	648
Hanmi Science Co. Ltd.	2	295
Hanon Systems	41	329
Hanssem Co. Ltd.	2	369
Hanwha Chem Corp.	21	468
Hanwha Corp.	8	258
Hanwha Life Insurance Co. Ltd.	43	251
Hotel Shilla Co. Ltd.	7	393
Hyosung Corp.	5	588
Hyundai Department Store Co. Ltd.	3	374
Hyundai Development Co.	11	436
Hyundai Engineering & Construction Co. Ltd.	17	624
Hyundai Glovis Co. Ltd.	4	627
Hyundai Heavy Industries Co. Ltd. (c)	8	790
Hyundai Marine & Fire Insurance Co. Ltd.	13	376
Hyundai Mobis	14	3,083
Hyundai Motor Co.	32	4,252
Hyundai Steel Co.	16	795
Hyundai Wia Corp.	3	306
Industrial Bank of Korea	57	608
Kakao Corp.	6	527
Kangwon Land Inc.	24	859
KB Financial Group Inc.	81	2,252
KCC Corp.	1	430
KEPCO Plant Service & Engineering Co. Ltd.	4	241
Kia Motors Corp.	55	2,330
Korea Aerospace Industries Ltd.	12	675
Korea Electric Power Corp.	54	2,816
Korea Gas Corp.	5	166
Korea Investment Holdings Co. Ltd.	8	307
Korea Kumho Petrochemical	3	148
Korea Zinc Co. Ltd.	2	737
Korean Air Lines Co. Ltd. (c)	9	252
KT Corp. - ADR (c)	13	174
KT&G Corp.	23	2,191
LG Chem Ltd.	10	2,776
LG Corp.	19	1,160
LG Display Co. Ltd.	47	1,096
LG Electronics Inc.	21	1,155
LG Household & Health Care Ltd.	2	1,574
LG Innotek Co. Ltd.	3	180
LG Uplus Corp.	49	472
Lotte Chemical Corp.	3	941
Lotte Chilsung Beverage Co. Ltd.	—	192
Lotte Confectionery Co. Ltd.	—	247
Lotte Shopping Co. Ltd.	2	493
Mirae Asset Securities Co. Ltd.	14	284
NCSoft Corp.	4	778
NH Investment and Securities	33	285
NHN Corp.	6	3,246
OCI Co. Ltd.	3	292
Orion Corp.	1	584
Ottogi Corp.	—	185
Paradise Co. Ltd.	11	140

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
POSCO Inc.	14	2,698
S-Oil Corp.	9	771
S1 Corp.	4	338
Samsung C&T Corp.	16	1,989
Samsung Card Co. Ltd.	7	218
Samsung Electro-Mechanics Co. Ltd.	12	626
Samsung Electronics Co. Ltd.	23	26,068
Samsung Fire & Marine Insurance Co. Ltd.	7	1,935
Samsung Heavy Industries Co. Ltd.	29	279
Samsung Life Insurance Co. Ltd.	16	1,674
Samsung SDI Co.	11	968
Samsung SDS Co. Ltd.	6	962
Samsung Securities Co. Ltd.	11	389
Shinhan Financial Group Co. Ltd.	88	3,105
Shinsegae Co. Ltd.	1	227
SK C&C Co. Ltd.	7	1,459
SK Hynix Inc.	121	2,971
SK Innovation Co. Ltd.	13	1,978
SK Networks Co. Ltd.	22	125
SK Telecom Co. Ltd.	4	767
Woori Bank	68	562
Yuhan Corp.	2	392
		110,231
TAIWAN - 12.1%
Acer Inc. (c) (e)	697	267
Advanced Semiconductor Engineering Inc.	1,280	1,483
Advantech Co. Ltd.	65	479
Asia Cement Corp.	456	417
Asia Pacific Telecom Co. Ltd. (c)	424	145
Asustek Computer Inc.	143	1,284
AU Optronics Corp.	1,695	508
Casetek Holdings Ltd.	32	172
Catcher Technology Co. Ltd.	134	1,094
Cathay Financial Holding Co. Ltd.	1,712	2,048
Chailease Holding Co. Ltd.	193	337
Chang Hwa Commercial Bank	948	486
Cheng Shin Rubber Industry Co. Ltd.	327	658
Chicony Electronics Co. Ltd.	90	231
China Airlines Ltd. (c)	463	165
China Development Financial Holding Corp.	2,773	741
China Steel Corp.	2,383	1,657
Chinatrust Financial Holding Co. Ltd.	3,243	1,713
Chunghwa Telecom Co. Ltd.	786	2,674
Compal Electronics Inc.	815	511
Delta Electronics Inc.	406	1,791
E. Sun Financial Holding Co. Ltd.	1,440	805
Eclat Textile Co. Ltd.	37	487
Eva Airways Corp. (e) (c)	409	229
Evergreen Marine Corp. Taiwan Ltd. (e)	367	136
Far Eastern New Century Corp.	635	519
Far EasTone Telecommunications Co. Ltd.	319	714
Feng Tay Enterprise Co. Ltd.	68	361
First Financial Holding Co. Ltd.	1,820	899
Formosa Chemicals & Fibre Corp.	683	1,701
Formosa Petrochemical Corp.	235	675
Formosa Plastics Corp.	867	2,149
Formosa Taffeta Co. Ltd.	148	145
Foxconn Technology Co. Ltd.	174	389
Fubon Financial Holding Co. Ltd.	1,349	1,718
Giant Manufacturing Co. Ltd.	56	324
Hermes Microvision Inc.	8	228
Highwealth Construction Corp.	141	206
Hiwin Technologies Corp. (e)	45	198
Hon Hai Precision Industry Co. Ltd.	2,971	7,821
Hotai Motor Co. Ltd.	50	550
HTC Corp. (e)	130	372
Hua Nan Financial Holdings Co. Ltd.	1,312	652
Innolux Corp.	1,685	588
Inotera Memories Inc. (c)	438	396
Inventec Corp.	522	330
Largan Precision Co. Ltd.	21	1,628
Lite-On Technology Corp.	440	537
MediaTek Inc.	312	2,395
Mega Financial Holdings Co. Ltd.	2,274	1,618
Merida Industry Co. Ltd.	41	181
Nan Ya Plastics Corp.	1,002	2,106
Novatek Microelectronics Corp.	118	474
OBI Pharma Inc. (c)	22	271
Pegatron Corp.	392	913
Phison Electronics Corp.	29	236
Pou Chen Corp.	445	567
Powertech Technology Inc.	131	298
President Chain Store Corp.	117	852
Quanta Computer Inc.	551	962
Radiant Opto-Electronics Corp.	100	194
Realtek Semiconductor Corp.	95	261
Ruentex Development Co. Ltd.	192	243
Ruentex Industries Ltd.	96	158
Shin Kong Financial Holding Co. Ltd.	1,790	359
Siliconware Precision Industries Co.	438	707
Simplo Technology Co. Ltd.	55	196
SinoPac Financial Holdings Co. Ltd.	1,965	608
Standard Foods Corp.	84	208
Synnex Technology International Corp.	259	267
Taishin Financial Holding Co. Ltd.	1,648	581
Taiwan Business Bank	994	264
Taiwan Cement Corp.	683	668
Taiwan Cooperative Financial Holding	1,458	653
Taiwan Fertilizer Co. Ltd.	143	216
Taiwan Mobile Co. Ltd.	337	1,093
Taiwan Semiconductor Manufacturing Co. Ltd.	5,069	25,281
Teco Electric and Machinery Co. Ltd.	401	327
Transcend Information Inc.	54	167
Uni-President Enterprises Corp.	980	1,720
United Microelectronics Corp. (e)	2,466	1,013
Vanguard International Semiconductor Corp.	152	237
Wistron Corp.	564	348
WPG Holdings Co. Ltd.	321	342
Yuanta Financial Holding Co. Ltd.	1,809	646
Yulon Motor Co. Ltd.	157	153
Zhen Ding Technology Holding Ltd.	82	182
		91,583
THAILAND - 2.2%
Advanced Info Service PCL	19	100
Advanced Info Service PCL - NVDR	190	985
Airports of Thailand PCL - NVDR	88	1,000
Bangkok Bank PCL	32	165
Bangkok Dusit Medical Services PCL - NVDR	818	543
Bangkok Expressway & Metro PCL (c)	1,304	206
Banpu PCL	78	37
Banpu PCL - NVDR	194	92
BEC World PCL	73	59
BEC World PCL - NVDR	166	133
BTS Group Holdings PCL - NVDR	1,062	270
Bumrungrad Hospital PCL - NVDR	73	440
Central Pattana PCL - NVDR	277	405
Charoen Pokphand Foods PCL	227	157
Charoen Pokphand Foods PCL - NVDR	437	303
CP ALL PCL (e)	253	329
CP ALL PCL - NVDR	639	830
Delta Electronics Thailand PCL	96	236
Energy Absolute PCL - NVDR	265	168
Glow Energy PCL	12	30
Glow Energy PCL - NVDR	102	266

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Home Product Center PCL - NVDR (e)	875	205
Indorama Ventures PCL	100	65
Indorama Ventures PCL - NVDR	199	129
IRPC PCL	198	28
IRPC PCL - NVDR	1,484	213
Kasikornbank PCL	19	93
Kasikornbank PCL - NVDR (e)	354	1,737
Krung Thai Bank PCL - Class F	61	32
Krung Thai Bank PCL	244	130
Krung Thai Bank PCL - NVDR	516	274
Minor International PCL - NVDR	339	356
PTT Exploration & Production PCL	83	166
PTT Exploration & Production PCL - NVDR	193	384
PTT Global Chemical PCL	44	76
PTT Global Chemical PCL - NVDR	365	627
PTT PCL	44	346
PTT PCL - NVDR	160	1,267
Siam Cement PCL	4	54
Siam Cement PCL - NVDR	78	1,025
Siam Commercial Bank PCL	39	156
Siam Commercial Bank PCL - NVDR	279	1,118
Thai Oil PCL	35	68
Thai Oil PCL - NVDR	132	260
Thai Union Group Public Co. - NVDR	416	247
TMB Bank PCL - NVDR	2,362	169
True Corp PCL - NVDR (e) (c)	1,942	419
		16,398
TURKEY - 1.5%
Akbank T.A.S.	462	1,315
Anadolu Efes Biracilik Ve Malt Sanayii A/S	40	303
Arcelik A/S	48	324
BIM Birlesik Magazalar A/S	44	944
Coca-Cola Icecek A/S	14	203
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	382	389
Enka Insaat ve Sanayi A/S	105	183
Eregli Demir ve Celik Fabrikalari TAS	307	462
Ford Otomotiv Sanayi A/S	13	168
Haci Omer Sabanci Holding A/S	201	695
KOC Holding A/S	137	698
Petkim Petrokimya Holding A/S	140	198
TAV Havalimanlari Holding A/S	31	186
Tofas Turk Otomobil Fabrikasi A/S	25	200
Tupras Turkiye Petrol Rafinerileri A/S (c)	26	720
Turk Hava Yollari (c)	107	295
Turk Telekomunikasyon A/S	112	265
Turkcell Iletisim Hizmetleri A/S	176	741
Turkiye Garanti Bankasi A/S	467	1,367
Turkiye Halk Bankasi A/S	128	475
Turkiye Is Bankasi A/S - Class C	324	536
Turkiye Sise ve Cam Fabrikalari A/S	116	151
Turkiye Vakiflar Bankasi Tao	160	268
Ulker Biskuvi Sanayi A/S	35	260
Yapi ve Kredi Bankasi A/S	158	233
		11,579
UNITED ARAB EMIRATES - 0.9%
Abu Dhabi Commercial Bank PJSC	404	736
Aldar Properties PJSC	641	480
Arabtec Holding Co. (c)	514	229
DP World Ltd.	34	634
Dubai Financial Market	328	121
Dubai Islamic Bank PJSC	203	328
Emaar Malls Group PJSC (c)	425	333
Emaar Properties PJSC	721	1,182
Emirates Telecommunications Group Co. PJSC	354	1,783
First Gulf Bank PJSC	183	586
National Bank of Abu Dhabi PJSC	134	318
		6,730
UNITED KINGDOM - 0.1%
British American Tobacco Plc	29	403
Total Common Stocks (cost $820,254)		713,624

PREFERRED STOCKS - 4.2%
BRAZIL - 2.3%
Banco Bradesco SA	518	3,883
Braskem SA	30	193
Centrais Eletricas Brasileiras SA	57	167
Cia Brasileira de Distribuicao Grupo Pao de Acucar	30	413
Cia Energetica de Minas Gerais	174	389
Cia Energetica de Sao Paulo	44	195
Cia Paranaense de Energia	21	163
Gerdau SA	162	296
Itau Unibanco Holding SA	624	5,401
Itausa - Investimentos Itau SA	716	1,612
Lojas Americanas SA	119	553
Petroleo Brasileiro SA (c)	811	1,859
Suzano Papel e Celulose SA	68	240
Telefonica Brasil SA	80	1,004
Vale SA	399	1,266
		17,634
CHILE - 0.1%
Embotelladora Andina SA - Class B	61	199
Sociedad Quimica y Minera de Chile SA	21	441
		640
COLOMBIA - 0.2%
Bancolombia SA	86	739
Grupo Aval Acciones y Valores	760	295
Grupo de Inversiones Suramericana SA	13	164
		1,198
MEXICO - 0.6%
Cemex SAB de CV (c)	2,730	1,983
Grupo Televisa SAB (e)	509	2,799
		4,782
RUSSIAN FEDERATION - 0.2%
AK Transneft OAO	—	864
Surgutneftegas OAO	1,388	929
		1,793
SOUTH KOREA - 0.8%
Amorepacific Corp. (c)	2	337
Hyundai Motor Co.	8	705
Hyundai Motor Co.	5	440
LG Chem Ltd.	1	280
Samsung Electronics Co. Ltd.	4	4,112
		5,874
Total Preferred Stocks (cost $46,469)		31,921

RIGHTS - 0.0%
CHILE - 0.0%
Banco de Credito e Inversiones (c)	1	2

QATAR - 0.0%
Qatar Insurance Co. SAQ (c)	4	33

TAIWAN - 0.0%
Fubon Financial Holding Co. Ltd. (c) (f)	59	—
Total Rights (cost $0)		35

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 4.0%
Investment Company - 0.9%
JNL Money Market Fund, 0.29% (a) (h)	6,290	6,290

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	22,710	22,710

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.30%, 06/23/16 (o)	$850	850
Total Short Term Investments (cost $29,850)		29,850

Total Investments - 102.6% (cost $896,573)		775,430
Other Assets and Liabilities, Net - (2.6%)		(19,381)
Total Net Assets - 100.0%		$756,049

JNL/Mellon Capital European 30 Fund

COMMON STOCKS - 96.4%
BELGIUM - 3.5%
Proximus SA	460	$15,695

DENMARK - 3.3%
A P Moller - Maersk A/S - Class B	11	14,866

FRANCE - 6.8%
Atos SE	179	14,520
Compagnie Generale des Etablissements Michelin	158	16,125
		30,645
GERMANY - 16.6%
Bayerische Motoren Werke AG	146	13,399
Daimler AG	183	13,992
Deutsche Lufthansa AG (c)	933	15,061
RTL Group SA	180	15,221
Siemens AG	158	16,703
		74,376
ITALY - 10.2%
Assicurazioni Generali SpA	832	12,310
Enel SpA	3,561	15,785
Snam Rete Gas SpA	2,798	17,510
		45,605
NETHERLANDS - 3.7%
Koninklijke Philips Electronics NV	590	16,794

PORTUGAL - 3.3%
Energias de Portugal SA	4,227	15,006

SPAIN - 6.6%
Endesa SA	765	14,652
Gas Natural SDG SA	731	14,751
		29,403
SWEDEN - 6.8%
Lundin Petroleum AB (c)	1,026	17,335
Nordea Bank AB	1,370	13,138
		30,473
SWITZERLAND - 9.8%
Kuehne & Nagel International AG	109	15,493
Novartis AG	170	12,318
Swisscom AG	30	16,016
		43,827
UNITED KINGDOM - 25.8%
Babcock International Group Plc	1,000	13,621
BAE Systems Plc	2,014	14,689
Centrica Plc	4,685	15,306
easyJet Plc	570	12,411
Fresnillo Plc	1,395	19,050
G4S Plc	4,429	12,085
Marks & Spencer Group Plc	2,283	13,306
National Grid Plc	1,069	15,130
		115,598
Total Common Stocks (cost $444,421)		432,288

PREFERRED STOCKS - 3.3%
SWITZERLAND - 3.3%
Lindt & Spruengli AG	2	14,623
Total Preferred Stocks (cost $12,698)		14,623

SHORT TERM INVESTMENTS - 0.2%
Investment Company - 0.2%
JNL Money Market Fund, 0.29% (a) (h)	806	806
Total Short Term Investments (cost $806)		806

Total Investments - 99.9% (cost $457,925)		447,717
Other Assets and Liabilities, Net - 0.1%		505
Total Net Assets - 100.0%		$448,222

JNL/Mellon Capital Pacific Rim 30 Fund

COMMON STOCKS - 98.4%
AUSTRALIA - 20.6%
AGL Energy Ltd.	564	$7,937
Amcor Ltd.	759	8,337
Computershare Ltd.	872	6,529
Dexus Property Group	1,359	8,254
Qantas Airways Ltd.	2,489	7,769
QBE Insurance Group Ltd.	814	6,801
		45,627
HONG KONG - 9.7%
AIA Group Ltd.	1,244	7,072
BOC Hong Kong Holdings Ltd.	2,443	7,298
Techtronic Industries Co.	1,825	7,228
		21,598
JAPAN - 46.4%
Bank of Yokohama Ltd. (e) (f)	1,204	5,472
Bridgestone Corp.	215	8,021
Credit Saison Co. Ltd. (e)	376	6,534
Idemitsu Kosan Co. Ltd. (e)	445	7,938
JX Holdings Inc. (e)	1,697	6,532
Kuraray Co. Ltd.	606	7,401
Mizuho Financial Group Inc. (e)	3,631	5,411
NHK Spring Co. Ltd.	744	7,113
Nissan Motor Co. Ltd. (e)	704	6,512
ORIX Corp.	519	7,385
Sekisui House Ltd.	436	7,354
Shimizu Corp.	898	7,605
Sompo Japan Nipponkoa Holdings	225	6,363
Toyota Motor Corp.	119	6,290
Toyota Tsusho Corp.	312	7,053
		102,984
NEW ZEALAND - 7.4%
Fletcher Building Ltd.	1,475	8,038
Spark New Zealand Ltd.	3,284	8,279
		16,317

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SINGAPORE - 14.3%
DBS Group Holdings Ltd.	639	7,283
Oversea-Chinese Banking Corp. Ltd.	1,205	7,894
United Overseas Bank Ltd.	545	7,626
Wilmar International Ltd.	3,589	8,949
		31,752
Total Common Stocks (cost $221,999)		218,278

INVESTMENT COMPANIES - 0.7%
Vanguard MSCI Pacific ETF (e)	29	1,620
Total Investment Companies (cost $1,611)		1,620

SHORT TERM INVESTMENTS - 8.2%
Investment Company - 0.1%
JNL Money Market Fund, 0.29% (a) (h)	115	115

Securities Lending Collateral - 8.1%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	17,883	17,883
Total Short Term Investments (cost $17,998)		17,998

Total Investments - 107.3% (cost $241,608)		237,896
Other Assets and Liabilities, Net - (7.3%)		(16,108)
Total Net Assets - 100.0%		$221,788

JNL/Mellon Capital S&P 500 Index Fund

COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 12.8%
Advance Auto Parts Inc.	22	$3,461
Amazon.com Inc. (c)	114	67,843
AutoNation Inc. (c)	20	931
AutoZone Inc. (c)	9	7,236
Bed Bath & Beyond Inc. (c)	51	2,510
Best Buy Co. Inc. (e)	87	2,812
BorgWarner Inc.	65	2,491
Cablevision Systems Corp. - Class A	71	2,331
Carmax Inc. (c) (e)	58	2,967
Carnival Corp.	133	7,013
CBS Corp. - Class B	125	6,886
Chipotle Mexican Grill Inc. - Class A (c) (e)	9	4,304
Coach Inc.	86	3,440
Comcast Corp. - Class A (e)	720	44,003
D.R. Horton Inc.	98	2,976
Darden Restaurants Inc. (e)	34	2,229
Delphi Automotive Plc	82	6,171
Discovery Communications Inc. - Class A (c) (e)	38	1,090
Discovery Communications Inc. - Class C (c)	76	2,041
Dollar General Corp.	87	7,484
Dollar Tree Inc. (c)	69	5,705
Expedia Inc.	34	3,712
Ford Motor Co.	1,146	15,474
GameStop Corp. - Class A (e)	28	880
Gap Inc. (e)	69	2,015
Garmin Ltd. (e)	30	1,197
General Motors Co.	416	13,085
Genuine Parts Co.	45	4,460
Goodyear Tire & Rubber Co.	79	2,595
H&R Block Inc.	71	1,875
HanesBrands Inc.	119	3,360
Harley-Davidson Inc.	57	2,934
Harman International Industries Inc.	22	1,986
Hasbro Inc.	35	2,786
Home Depot Inc.	375	50,090
Interpublic Group of Cos. Inc.	119	2,738
Johnson Controls Inc.	193	7,507
Kohl’s Corp.	57	2,636
L Brands Inc.	75	6,617
Leggett & Platt Inc. (e)	40	1,929
Lennar Corp. - Class A (e)	51	2,476
Lowe’s Cos. Inc.	271	20,533
Macy’s Inc.	94	4,123
Marriott International Inc. - Class A (e)	57	4,083
Mattel Inc. (e)	106	3,548
McDonald’s Corp.	267	33,568
Michael Kors Holdings Ltd. (c)	53	3,032
Mohawk Industries Inc. (c)	18	3,503
Netflix Inc. (c)	125	12,749
Newell Rubbermaid Inc. (e)	79	3,512
News Corp. - Class A	113	1,442
News Corp. - Class B (e)	30	396
Nike Inc. - Class B	399	24,517
Nordstrom Inc. (e)	38	2,181
O’Reilly Automotive Inc. (c) (e)	29	7,882
Omnicom Group Inc. (e)	72	5,989
Priceline Group Inc. (c)	15	19,010
Pulte Homes Inc.	95	1,770
PVH Corp.	25	2,523
Ralph Lauren Corp. - Class A	18	1,695
Ross Stores Inc.	122	7,055
Royal Caribbean Cruises Ltd.	49	4,001
Scripps Networks Interactive Inc. - Class A	28	1,810
Signet Jewelers Ltd.	24	2,933
Staples Inc.	198	2,189
Starbucks Corp.	436	26,057
Starwood Hotels & Resorts Worldwide Inc.	50	4,206
Target Corp.	178	14,687
Tegna Inc.	69	1,611
Tiffany & Co. (e)	33	2,404
Time Warner Cable Inc.	83	16,996
Time Warner Inc.	234	16,979
TJX Cos. Inc.	200	15,659
Tractor Supply Co.	40	3,641
TripAdvisor Inc. (c)	35	2,320
Twenty-First Century Fox Inc. - Class A	332	9,254
Twenty-First Century Fox Inc. - Class B	127	3,575
Under Armour Inc. - Class A (c) (e)	53	4,472
Urban Outfitters Inc. (c)	26	852
VF Corp.	100	6,478
Viacom Inc. - Class B	105	4,343
Walt Disney Co.	445	44,153
Whirlpool Corp.	23	4,182
Wyndham Worldwide Corp.	35	2,658
Wynn Resorts Ltd. (e)	26	2,404
Yum! Brands Inc.	121	9,919
		687,170
CONSUMER STAPLES - 10.3%
Altria Group Inc.	577	36,177
Archer-Daniels-Midland Co.	176	6,407
Brown-Forman Corp. - Class B	30	2,935
Campbell Soup Co.	53	3,355
Church & Dwight Co. Inc.	39	3,576
Clorox Co. (e)	39	4,917
Coca-Cola Co.	1,154	53,523
Coca-Cola Enterprises Inc.	62	3,123
Colgate-Palmolive Co.	264	18,639
ConAgra Foods Inc.	126	5,615
Constellation Brands Inc. - Class A	52	7,855
Costco Wholesale Corp.	129	20,345
CVS Health Corp.	325	33,744

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Dr. Pepper Snapple Group Inc.	57	5,053
Estee Lauder Cos. Inc. - Class A	66	6,205
General Mills Inc.	175	11,105
Hershey Co. (e)	43	3,986
Hormel Foods Corp.	80	3,448
JM Smucker Co.	35	4,568
Kellogg Co.	74	5,654
Kimberly-Clark Corp.	107	14,396
Kraft Heinz Foods Co.	174	13,676
Kroger Co.	288	11,020
McCormick & Co. Inc. (e)	34	3,402
Mead Johnson Nutrition Co.	55	4,702
Molson Coors Brewing Co. - Class B	54	5,164
Mondelez International Inc. - Class A	465	18,647
Monster Beverage Corp. (c) (e)	43	5,782
PepsiCo Inc.	428	43,866
Philip Morris International Inc.	458	44,953
Procter & Gamble Co.	786	64,689
Reynolds American Inc.	244	12,295
Sysco Corp.	156	7,288
Tyson Foods Inc. - Class A	86	5,750
Wal-Mart Stores Inc.	463	31,737
Walgreens Boots Alliance Inc.	256	21,591
Whole Foods Market Inc. (e)	96	2,999
		552,187
ENERGY - 6.6%
Anadarko Petroleum Corp.	149	6,954
Apache Corp.	111	5,424
Baker Hughes Inc.	128	5,607
Cabot Oil & Gas Corp. - Class A	128	2,897
California Resources Corp.	—	—
Cameron International Corp. (c)	56	3,787
Chesapeake Energy Corp. (e)	124	512
Chevron Corp.	557	53,097
Cimarex Energy Co.	29	2,807
Columbia Pipeline Group Inc.	114	2,858
Concho Resources Inc. (c)	38	3,861
ConocoPhillips Co.	362	14,587
Devon Energy Corp.	150	4,105
Diamond Offshore Drilling Inc. (e)	16	357
EOG Resources Inc.	161	11,710
EQT Corp.	45	3,024
Exxon Mobil Corp. (e)	1,230	102,779
FMC Technologies Inc. (c)	68	1,849
Halliburton Co.	250	8,939
Helmerich & Payne Inc. (e)	31	1,849
Hess Corp.	78	4,114
Kinder Morgan Inc.	541	9,666
Marathon Oil Corp. (e)	248	2,760
Marathon Petroleum Corp.	160	5,940
Murphy Oil Corp. (e)	43	1,079
National Oilwell Varco Inc.	114	3,553
Newfield Exploration Co. (c)	58	1,929
Noble Energy Inc.	126	3,962
Occidental Petroleum Corp.	226	15,439
Oneok Inc. (e)	65	1,953
Phillips 66	139	12,040
Pioneer Natural Resources Co.	48	6,778
Range Resources Corp. (e)	49	1,596
Schlumberger Ltd.	373	27,494
Southwestern Energy Co. (c) (e)	99	796
Spectra Energy Corp. (e)	198	6,049
Tesoro Corp.	37	3,194
Transocean Ltd. (e)	86	782
Valero Energy Corp.	139	8,940
Williams Cos. Inc.	198	3,187
		358,254
FINANCIALS - 15.5%
Affiliated Managers Group Inc. (c)	16	2,624
AFLAC Inc.	124	7,858
Allstate Corp.	112	7,552
American Express Co.	243	14,911
American International Group Inc.	340	18,387
American Tower Corp.	124	12,731
Ameriprise Financial Inc.	50	4,712
Aon Plc - Class A (e)	80	8,361
Apartment Investment & Management Co. - Class A	46	1,929
Assurant Inc.	19	1,431
AvalonBay Communities Inc.	40	7,680
Bank of America Corp.	3,058	41,342
Bank of New York Mellon Corp. (a)	319	11,738
BB&T Corp.	229	7,605
Berkshire Hathaway Inc. - Class B (c)	554	78,609
BlackRock Inc.	37	12,719
Boston Properties Inc.	45	5,742
Capital One Financial Corp.	158	10,930
CBRE Group Inc. - Class A (c)	84	2,430
Charles Schwab Corp.	351	9,844
Chubb Ltd.	137	16,281
Cincinnati Financial Corp.	46	3,012
Citigroup Inc.	873	36,457
Citizens Financial Group Inc.	156	3,268
CME Group Inc.	99	9,505
Comerica Inc.	55	2,101
Crown Castle International Corp.	99	8,582
Discover Financial Services	123	6,256
E*TRADE Financial Corp. (c)	84	2,055
Equinix Inc.	20	6,706
Equity Residential	107	8,034
Essex Property Trust Inc.	19	4,507
Extra Space Storage Inc.	37	3,414
Federal Realty Investment Trust (e)	21	3,206
Fifth Third Bancorp	239	3,982
Franklin Resources Inc.	111	4,322
General Growth Properties Inc.	172	5,117
Goldman Sachs Group Inc.	116	18,264
Hartford Financial Services Group Inc.	118	5,420
HCP Inc. (e)	136	4,431
Host Hotels & Resorts Inc. (e)	223	3,729
Huntington Bancshares Inc. (e)	236	2,255
Intercontinental Exchange Inc.	35	8,262
Invesco Ltd.	127	3,906
Iron Mountain Inc.	60	2,038
JPMorgan Chase & Co.	1,089	64,499
KeyCorp	250	2,763
Kimco Realty Corp.	127	3,658
Legg Mason Inc.	32	1,103
Leucadia National Corp.	99	1,607
Lincoln National Corp.	75	2,925
Loews Corp.	80	3,043
M&T Bank Corp.	48	5,318
Macerich Co.	38	2,984
Marsh & McLennan Cos. Inc.	155	9,403
McGraw-Hill Financial Inc.	79	7,780
MetLife Inc.	328	14,405
Moody’s Corp.	50	4,854
Morgan Stanley	451	11,288
NASDAQ Inc.	34	2,262
Navient Corp. (e)	105	1,255
Northern Trust Corp.	65	4,213
People’s United Financial Inc. (e)	91	1,455
PNC Financial Services Group Inc.	148	12,557
Principal Financial Group Inc.	81	3,188

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Progressive Corp.	171	6,024
ProLogis Inc.	154	6,816
Prudential Financial Inc.	133	9,616
Public Storage	44	12,018
Realty Income Corp. (e)	73	4,592
Regions Financial Corp.	395	3,102
Simon Property Group Inc.	91	18,987
SL Green Realty Corp.	29	2,849
State Street Corp.	121	7,083
SunTrust Banks Inc.	152	5,485
Synchrony Financial (c)	245	7,019
T. Rowe Price Group Inc.	75	5,476
Torchmark Corp.	32	1,742
Travelers Cos. Inc.	87	10,207
U.S. Bancorp	487	19,783
UDR Inc.	77	2,985
Unum Group	73	2,246
Ventas Inc.	97	6,136
Vornado Realty Trust (e)	52	4,875
Wells Fargo & Co.	1,368	66,157
Welltower Inc.	103	7,164
Weyerhaeuser Co.	234	7,247
Willis Towers Watson Plc	41	4,827
XL Group Plc	90	3,328
Zions Bancorp	59	1,439
		832,008
HEALTH CARE - 14.1%
Abbott Laboratories	437	18,292
AbbVie Inc.	477	27,266
Aetna Inc. (e)	103	11,530
Agilent Technologies Inc.	98	3,917
Alexion Pharmaceuticals Inc. (c)	66	9,166
Allergan Plc (c)	117	31,232
AmerisourceBergen Corp.	58	5,028
Amgen Inc.	223	33,467
Anthem Inc.	78	10,803
Baxalta Inc.	202	8,146
Baxter International Inc.	160	6,582
Becton Dickinson & Co.	62	9,350
Biogen Inc. (c)	65	16,860
Boston Scientific Corp. (c)	395	7,422
Bristol-Myers Squibb Co.	493	31,516
Cardinal Health Inc.	97	7,971
Celgene Corp. (c)	233	23,309
Centene Corp. (c)	42	2,590
Cerner Corp. (c)	90	4,777
CIGNA Corp.	76	10,384
CR Bard Inc.	22	4,436
DaVita HealthCare Partners Inc. (c)	51	3,720
DENTSPLY SIRONA Inc. (e)	71	4,398
Edwards Lifesciences Corp. (c)	63	5,592
Eli Lilly & Co.	287	20,651
Endo International Plc (c)	60	1,684
Express Scripts Holding Co. (c)	199	13,636
Gilead Sciences Inc.	405	37,174
HCA Holdings Inc. (c)	91	7,070
Henry Schein Inc. (c)	25	4,260
Hologic Inc. (c)	58	1,993
Humana Inc.	44	8,056
Illumina Inc. (c)	43	6,895
Intuitive Surgical Inc. (c)	11	6,524
Johnson & Johnson	818	88,555
Laboratory Corp. of America Holdings (c)	30	3,470
Mallinckrodt Plc (c) (e)	34	2,097
McKesson Corp.	68	10,703
Medtronic Plc	416	31,191
Merck & Co. Inc.	822	43,487
Mylan NV (c) (e)	121	5,617
Patterson Cos. Inc.	20	939
PerkinElmer Inc.	33	1,613
Perrigo Co. Plc	43	5,504
Pfizer Inc.	1,792	53,106
Quest Diagnostics Inc.	44	3,159
Regeneron Pharmaceuticals Inc. (c)	23	8,182
St. Jude Medical Inc.	82	4,537
Stryker Corp.	93	9,947
Tenet Healthcare Corp. (c) (e)	24	706
Thermo Fisher Scientific Inc.	117	16,561
UnitedHealth Group Inc.	282	36,331
Universal Health Services Inc. - Class B	27	3,355
Varian Medical Systems Inc. (c)	29	2,326
Vertex Pharmaceuticals Inc. (c)	72	5,698
Waters Corp. (c)	24	3,221
Zimmer Biomet Holdings Inc.	53	5,638
Zoetis Inc. - Class A	135	5,993
		757,633
INDUSTRIALS - 10.0%
3M Co.	179	29,865
ADT Corp. (e)	44	1,812
Allegion Plc	30	1,939
American Airlines Group Inc.	179	7,330
AMETEK Inc.	71	3,561
Boeing Co.	184	23,413
C.H. Robinson Worldwide Inc.	42	3,099
Caterpillar Inc. (e)	173	13,220
Cintas Corp.	26	2,364
CSX Corp.	291	7,483
Cummins Inc.	49	5,425
Danaher Corp.	175	16,596
Deere & Co. (e)	89	6,835
Delta Air Lines Inc.	231	11,226
Dover Corp.	46	2,964
Dun & Bradstreet Corp.	9	957
Eaton Corp. Plc	137	8,598
Emerson Electric Co.	191	10,364
Equifax Inc.	35	4,013
Expeditors International of Washington Inc.	56	2,718
Fastenal Co. (e)	85	4,176
FedEx Corp.	76	12,356
Flowserve Corp.	39	1,726
Fluor Corp. (e)	39	2,080
General Dynamics Corp.	87	11,387
General Electric Co.	2,763	87,848
Honeywell International Inc.	228	25,528
Illinois Tool Works Inc.	97	9,930
Ingersoll-Rand Plc	78	4,840
Jacobs Engineering Group Inc. (c)	33	1,432
JB Hunt Transport Services Inc.	27	2,278
Kansas City Southern	32	2,752
L-3 Communications Holdings Inc.	24	2,804
Lockheed Martin Corp.	78	17,235
Masco Corp.	92	2,898
Nielsen Holdings Plc	109	5,725
Norfolk Southern Corp.	90	7,465
Northrop Grumman Systems Corp.	54	10,700
PACCAR Inc. (e)	104	5,712
Parker Hannifin Corp.	41	4,541
Pentair Plc (e)	55	2,999
Pitney Bowes Inc. (e)	50	1,080
Quanta Services Inc. (c)	48	1,073
Raytheon Co.	90	11,001
Republic Services Inc. - Class A	70	3,358
Robert Half International Inc.	42	1,973
Rockwell Automation Inc.	40	4,513

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Rockwell Collins Inc.	39	3,600
Roper Industries Inc.	30	5,414
Ryder System Inc. (e)	13	826
Snap-On Inc. (e)	18	2,826
Southwest Airlines Co.	189	8,474
Stanley Black & Decker Inc. (e)	45	4,767
Stericycle Inc. (c) (e)	25	3,166
Textron Inc.	82	2,988
Tyco International Plc	124	4,555
Union Pacific Corp.	251	19,946
United Continental Holdings Inc. (c)	107	6,381
United Parcel Service Inc. - Class B	204	21,505
United Rentals Inc. (c)	25	1,533
United Technologies Corp.	230	23,028
Verisk Analytics Inc. (c)	46	3,642
Waste Management Inc.	125	7,391
WW Grainger Inc. (e)	17	3,930
Xylem Inc.	53	2,167
		539,331
INFORMATION TECHNOLOGY - 20.6%
Accenture Plc - Class A	184	21,227
Activision Blizzard Inc.	148	5,000
Adobe Systems Inc. (c)	146	13,689
Akamai Technologies Inc. (c)	53	2,927
Alliance Data Systems Corp. (c)	18	4,021
Alphabet Inc. - Class A (c)	87	66,070
Alphabet Inc. - Class C (c)	88	65,438
Amphenol Corp. - Class A (e)	91	5,263
Analog Devices Inc.	92	5,467
Apple Inc.	1,642	178,950
Applied Materials Inc.	342	7,240
Autodesk Inc. (c)	67	3,917
Automatic Data Processing Inc.	136	12,157
Broadcom Ltd.	110	16,986
CA Inc.	91	2,813
Cisco Systems Inc.	1,490	42,426
Citrix Systems Inc. (c)	47	3,720
Cognizant Technology Solutions Corp. - Class A (c)	179	11,251
Corning Inc.	330	6,902
CSRA Inc.	43	1,148
eBay Inc. (c)	325	7,763
Electronic Arts Inc. (c)	92	6,052
EMC Corp.	570	15,201
F5 Networks Inc. (c)	21	2,213
Facebook Inc. - Class A (c)	679	77,488
Fidelity National Information Services Inc.	83	5,283
First Solar Inc. (c)	22	1,506
Fiserv Inc. (c)	66	6,782
FLIR Systems Inc.	40	1,333
Harris Corp.	38	2,960
Hewlett Packard Enterprise Co.	509	9,017
HP Inc.	512	6,305
Intel Corp.	1,393	45,064
International Business Machines Corp.	262	39,654
Intuit Inc.	76	7,916
Juniper Networks Inc.	109	2,771
KLA-Tencor Corp.	46	3,378
Lam Research Corp. (e)	47	3,859
Linear Technology Corp.	74	3,287
MasterCard Inc. - Class A	290	27,441
Microchip Technology Inc. (e)	61	2,916
Micron Technology Inc. (c)	317	3,323
Microsoft Corp.	2,342	129,367
Motorola Solutions Inc.	47	3,537
NetApp Inc.	88	2,413
Nvidia Corp. (e)	151	5,375
Oracle Corp.	933	38,183
Paychex Inc.	96	5,201
PayPal Holdings Inc. (c)	325	12,545
Qorvo Inc. (c) (e)	38	1,933
QUALCOMM Inc.	443	22,640
Red Hat Inc. (c)	54	4,028
Salesforce.com Inc. (c)	184	13,605
SanDisk Corp.	61	4,667
Seagate Technology (e)	89	3,063
Skyworks Solutions Inc.	56	4,385
Symantec Corp.	201	3,690
TE Connectivity Ltd.	110	6,784
Teradata Corp. (c)	39	1,017
Texas Instruments Inc.	298	17,097
Total System Services Inc.	49	2,350
VeriSign Inc. (c) (e)	27	2,360
Visa Inc. - Class A (e)	568	43,467
Western Digital Corp. (e)	68	3,190
Western Union Co. (e)	151	2,904
Xerox Corp.	294	3,277
Xilinx Inc.	75	3,580
Yahoo! Inc. (c)	257	9,445
		1,108,227
MATERIALS - 2.8%
Air Products & Chemicals Inc.	57	8,191
Airgas Inc.	19	2,723
Alcoa Inc. (e)	387	3,703
Avery Dennison Corp.	24	1,741
Ball Corp. (e)	43	3,039
CF Industries Holdings Inc.	69	2,174
Dow Chemical Co.	333	16,952
E. I. du Pont de Nemours & Co.	260	16,457
Eastman Chemical Co.	44	3,177
Ecolab Inc.	79	8,786
FMC Corp. (e)	43	1,718
Freeport-McMoran Inc. - Class B (e)	369	3,819
International Flavors & Fragrances Inc. (e)	25	2,846
International Paper Co.	124	5,109
LyondellBasell Industries NV - Class A	102	8,772
Martin Marietta Materials Inc. (e)	18	2,935
Monsanto Co.	129	11,352
Mosaic Co.	99	2,665
Newmont Mining Corp.	157	4,170
Nucor Corp. (e)	94	4,451
Owens-Illinois Inc. (c)	39	624
PPG Industries Inc.	80	8,915
Praxair Inc.	85	9,702
Sealed Air Corp.	58	2,792
Sherwin-Williams Co.	23	6,638
Vulcan Materials Co.	39	4,133
WestRock Co.	77	3,000
		150,584
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.	1,819	71,259
CenturyLink Inc.	161	5,151
Frontier Communications Corp. (e)	340	1,901
Level 3 Communications Inc. (c)	87	4,581
Verizon Communications Inc.	1,204	65,088
		147,980
UTILITIES - 3.4%
AES Corp.	196	2,311
AGL Resources Inc.	38	2,446
Ameren Corp.	75	3,741
American Electric Power Co. Inc.	144	9,570
American Water Works Co. Inc. (e)	53	3,660

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CenterPoint Energy Inc.	134	2,800
CMS Energy Corp.	85	3,617
Consolidated Edison Inc.	86	6,608
Dominion Resources Inc.	174	13,103
DTE Energy Co.	53	4,794
Duke Energy Corp.	203	16,390
Edison International	96	6,897
Entergy Corp.	53	4,200
Eversource Energy (e)	94	5,461
Exelon Corp.	271	9,705
FirstEnergy Corp.	124	4,476
NextEra Energy Inc.	135	15,983
NiSource Inc.	93	2,197
NRG Energy Inc.	83	1,086
PG&E Corp.	146	8,703
Pinnacle West Capital Corp.	32	2,439
PPL Corp.	197	7,488
Public Service Enterprise Group Inc.	149	7,020
SCANA Corp. (e)	45	3,127
Sempra Energy	69	7,131
Southern Co.	267	13,810
TECO Energy Inc.	68	1,885
WEC Energy Group Inc. (e)	93	5,581
Xcel Energy Inc.	149	6,245
		182,474
Total Common Stocks (cost $4,252,099)		5,315,848

SHORT TERM INVESTMENTS - 4.4%
Investment Company - 1.0%
JNL Money Market Fund, 0.29% (a) (h)	54,998	54,998
Securities Lending Collateral - 3.2%
Repurchase Agreement with MLP, 0.57% (Collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 03/24/16, due 06/23/16 at $115,166 (q)	$115,000	115,000
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	58,839	58,839
		173,839
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.30%, 06/23/16 (o)	$11,155	11,150
Total Short Term Investments (cost $239,984)		239,987
Total Investments - 103.2% (cost $4,492,083)		5,555,835
Other Assets and Liabilities, Net - (3.2%)		(173,493)
Total Net Assets - 100.0%		$5,382,342

JNL/Mellon Capital S&P 400 MidCap Index Fund

COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 13.3%
Aaron’s Inc.	94	$2,368
Abercrombie & Fitch Co. - Class A (e)	99	3,126
AMC Networks Inc. - Class A (c)	88	5,736
American Eagle Outfitters Inc. (e)	243	4,050
Ascena Retail Group Inc. (c) (e)	251	2,781
Big Lots Inc.	73	3,308
Brinker International Inc. (e)	83	3,820
Brunswick Corp. (e)	132	6,335
Buffalo Wild Wings Inc. (c) (e)	27	4,060
Cabela’s Inc. - Class A (c)	70	3,418
Cable One Inc.	6	2,759
CalAtlantic Group Inc. (e)	113	3,761
Carter’s Inc.	75	7,937
Cheesecake Factory Inc. (e)	65	3,459
Chico’s FAS Inc.	195	2,584
Cinemark Holdings Inc.	153	5,485
Cracker Barrel Old Country Store Inc. (e)	35	5,370
CST Brands Inc.	111	4,259
Dana Holding Corp.	218	3,072
Deckers Outdoor Corp. (c)	47	2,794
DeVry Education Group Inc. (e)	82	1,412
Dick’s Sporting Goods Inc.	131	6,107
Domino’s Pizza Inc.	73	9,630
DreamWorks Animation SKG Inc. - Class A (c) (e)	104	2,583
Dunkin’ Brands Group Inc.	134	6,335
Foot Locker Inc. (e)	201	12,967
Fossil Group Inc. (c)	60	2,677
Gentex Corp.	423	6,630
Graham Holdings Co.	6	3,098
Guess Inc. (e)	90	1,695
HSN Inc.	47	2,465
International Speedway Corp. - Class A	40	1,494
J.C. Penney Co. Inc. (c) (e)	450	4,975
Jack in the Box Inc.	50	3,222
Jarden Corp. (c)	303	17,838
John Wiley & Sons Inc. - Class A	71	3,491
Kate Spade & Co. (c)	185	4,733
KB Home (e)	124	1,766
Live Nation Inc. (c)	214	4,781
LKQ Corp. (c)	448	14,319
MDC Holdings Inc. (e)	57	1,434
Meredith Corp.	55	2,611
Murphy USA Inc. (c)	57	3,497
New York Times Co. - Class A	177	2,202
NVR Inc. (c)	5	9,227
Office Depot Inc. (c)	726	5,154
Panera Bread Co. - Class A (c)	33	6,851
Polaris Industries Inc. (e)	88	8,696
Pool Corp.	62	5,424
Service Corp. International	285	7,029
Skechers U.S.A. Inc. - Class A (c) (e)	189	5,765
Sotheby’s - Class A	81	2,153
Tempur Sealy International Inc. (c) (e)	90	5,489
Thor Industries Inc.	67	4,284
Time Inc.	153	2,360
Toll Brothers Inc. (c)	226	6,656
TRI Pointe Homes Inc. (c)	213	2,504
Tupperware Brands Corp.	73	4,243
Vista Outdoor Inc. (c)	90	4,663
Wendy’s Co.	322	3,511
Williams-Sonoma Inc.	121	6,623
		293,076
CONSUMER STAPLES - 4.1%
Avon Products Inc. (e)	642	3,090
Boston Beer Co. Inc. - Class A (c) (e)	14	2,524
Casey’s General Stores Inc.	57	6,410
Dean Foods Co. (e)	135	2,330
Edgewell Personal Care Co.	87	7,007
Energizer Holdings Inc.	90	3,644
Flowers Foods Inc.	275	5,068
Hain Celestial Group Inc. (c) (e)	151	6,193
Ingredion Inc.	105	11,248
Lancaster Colony Corp.	28	3,090
Post Holdings Inc. (c)	93	6,385
Snyders-Lance Inc.	115	3,618
Sprouts Farmers Market Inc. (c) (e)	205	5,962
SUPERVALU Inc. (c)	384	2,209
Tootsie Roll Industries Inc. (e)	26	912

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TreeHouse Foods Inc. (c)	83	7,179
United Natural Foods Inc. (c)	73	2,946
WhiteWave Foods Co. - Class A (c)	258	10,503
		90,318
ENERGY - 3.2%
CONSOL Energy Inc. (e)	332	3,746
Denbury Resources Inc. (e)	494	1,096
Dril-Quip Inc. (c)	56	3,380
Energen Corp.	141	5,145
Ensco Plc - Class A	341	3,541
Gulfport Energy Corp. (c)	181	5,124
HollyFrontier Corp.	257	9,069
Nabors Industries Ltd.	406	3,731
Noble Corp. Plc (e)	352	3,639
Oceaneering International Inc.	144	4,782
Oil States International Inc. (c)	75	2,349
Patterson-UTI Energy Inc.	212	3,731
QEP Resources Inc.	277	3,902
Rowan Cos. Plc - Class A (e)	182	2,927
SM Energy Co. (e)	99	1,846
Superior Energy Services Inc.	217	2,907
Western Refining Inc. (e)	99	2,882
World Fuel Services Corp.	103	4,991
WPX Energy Inc. (c)	340	2,380
		71,168
FINANCIALS - 24.8%
Alexander & Baldwin Inc.	67	2,459
Alexandria Real Estate Equities Inc.	108	9,776
Alleghany Corp. (c)	23	11,184
American Campus Communities Inc.	191	8,997
American Financial Group Inc.	104	7,330
Arthur J Gallagher & Co.	259	11,537
Aspen Insurance Holdings Ltd.	90	4,279
Associated Bancorp (e)	220	3,953
BancorpSouth Inc.	122	2,591
Bank of Hawaii Corp. (e)	63	4,294
Bank of the Ozarks Inc.	118	4,954
Brown & Brown Inc.	170	6,075
Camden Property Trust	127	10,712
Care Capital Properties Inc.	122	3,272
Cathay General Bancorp (e)	108	3,066
CBOE Holdings Inc.	120	7,838
CNO Financial Group Inc.	261	4,682
Commerce Bancshares Inc. (e)	122	5,466
Communications Sales & Leasing Inc.	174	3,864
Corporate Office Properties Trust (e)	137	3,608
Corrections Corp. of America	172	5,520
Cullen/Frost Bankers Inc. (e)	80	4,389
Douglas Emmett Inc.	206	6,188
Duke Realty Corp.	507	11,424
East West Bancorp Inc.	209	6,775
Eaton Vance Corp.	167	5,588
Endurance Specialty Holdings Ltd.	90	5,907
EPR Properties	93	6,193
Equity One Inc.	131	3,757
Everest Re Group Ltd. (e)	62	12,308
FactSet Research Systems Inc.	60	9,093
Federated Investors Inc. - Class B	137	3,939
First American Financial Corp. (e)	158	6,023
First Horizon National Corp. (e)	348	4,553
First Industrial Realty Trust Inc.	153	3,471
First Niagara Financial Group Inc.	521	5,047
FirstMerit Corp.	241	5,064
FNB Corp.	304	3,951
Fulton Financial Corp.	256	3,423
Genworth Financial Inc. - Class A (c)	738	2,014
Hancock Holding Co.	112	2,569
Hanover Insurance Group Inc.	63	5,661
Healthcare Realty Trust Inc.	150	4,643
Highwoods Properties Inc.	141	6,744
Hospitality Properties Trust	220	5,832
International Bancshares Corp.	80	1,967
Janus Capital Group Inc.	217	3,169
Jones Lang LaSalle Inc.	66	7,759
Kemper Corp.	70	2,071
Kilroy Realty Corp.	135	8,366
Lamar Advertising Co.	120	7,407
LaSalle Hotel Properties	166	4,206
Liberty Property Trust	212	7,097
Mack-Cali Realty Corp.	129	3,035
MarketAxess Holdings Inc. (e)	54	6,786
Mercury General Corp.	54	2,981
Mid-America Apartment Communities Inc.	111	11,297
MSCI Inc. - Class A	129	9,584
National Retail Properties Inc.	207	9,552
New York Community Bancorp Inc. (e)	713	11,331
Old Republic International Corp.	358	6,539
Omega Healthcare Investors Inc. (e)	243	8,570
PacWest Bancorp (e)	166	6,159
Post Properties Inc.	77	4,625
Potlatch Corp.	58	1,831
Primerica Inc. (e)	70	3,121
PrivateBancorp Inc.	115	4,432
Prosperity Bancshares Inc. (e)	97	4,481
Raymond James Financial Inc.	188	8,937
Rayonier Inc.	181	4,456
Regency Centers Corp.	143	10,706
Reinsurance Group of America Inc.	95	9,164
RenaissanceRe Holdings Ltd.	64	7,614
SEI Investments Co.	202	8,678
Senior Housing Properties Trust	349	6,238
Signature Bank (c)	78	10,626
SLM Corp. (c)	614	3,905
Sovran Self Storage Inc.	58	6,821
Stifel Financial Corp. (c)	100	2,970
SVB Financial Group (c)	76	7,727
Synovus Financial Corp.	184	5,312
Tanger Factory Outlet Centers Inc.	137	4,998
Taubman Centers Inc.	87	6,220
TCF Financial Corp.	247	3,027
Trustmark Corp.	100	2,304
Umpqua Holdings Corp.	324	5,134
Urban Edge Properties	134	3,471
Valley National Bancorp (e)	330	3,146
Waddell & Reed Financial Inc. - Class A	121	2,844
Washington Federal Inc.	135	3,069
Webster Financial Corp.	134	4,825
Weingarten Realty Investors	165	6,204
WisdomTree Investments Inc. (e)	166	1,893
WP Glimcher Inc.	274	2,599
WR Berkley Corp.	144	8,084
		547,351
HEALTH CARE - 7.9%
Abiomed Inc. (c)	55	5,186
Akorn Inc. (c) (e)	117	2,746
Align Technology Inc. (c)	106	7,727
Allscripts-Misys Healthcare Solutions Inc. (c)	279	3,686
Amsurg Corp. (c)	78	5,787
Bio-Rad Laboratories Inc. - Class A (c)	30	4,130
Bio-Techne Corp.	55	5,166
Catalent Inc. (c)	142	3,783
Centene Corp. (c)	—	6
Charles River Laboratories International Inc. (c)	69	5,214

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Community Health Systems Inc. (c)	164	3,042
Cooper Cos. Inc.	70	10,834
Halyard Health Inc. (c)	66	1,909
Hill-Rom Holdings Inc.	84	4,206
Idexx Laboratories Inc. (c) (e)	131	10,290
Lifepoint Health Inc. (c)	63	4,335
LivaNova Plc (c)	61	3,308
MEDNAX Inc. (c)	138	8,887
Mettler-Toledo International Inc. (c)	40	13,624
Molina Healthcare Inc. (c) (e)	60	3,895
Owens & Minor Inc.	90	3,656
PAREXEL International Corp. (c)	79	4,951
ResMed Inc.	205	11,863
Steris Plc (e)	126	8,946
Teleflex Inc. (e)	61	9,580
United Therapeutics Corp. (c)	66	7,364
VCI Inc. (c)	119	6,838
WellCare Health Plans Inc. (c)	65	6,009
West Pharmaceutical Services Inc.	106	7,358
		174,326
INDUSTRIALS - 15.3%
Acuity Brands Inc. (e)	64	13,987
AECOM (c)	224	6,896
AGCO Corp. (e)	103	5,124
Alaska Air Group Inc. (e)	183	14,980
AO Smith Corp.	110	8,357
B/E Aerospace Inc.	148	6,837
Carlisle Cos. Inc.	94	9,366
CEB Inc.	47	3,066
CLARCOR Inc.	73	4,192
Clean Harbors Inc. (c)	75	3,724
Copart Inc. (c) (e)	150	6,101
Crane Co.	73	3,924
Curtiss-Wright Corp.	65	4,898
Deluxe Corp. (e)	71	4,468
Donaldson Co. Inc. (e)	179	5,710
Esterline Technologies Corp. (c)	44	2,802
Fortune Brands Home & Security Inc.	231	12,936
FTI Consulting Inc. (c)	61	2,156
GATX Corp. (e)	62	2,929
Genesee & Wyoming Inc. - Class A (c) (e)	84	5,247
Graco Inc.	81	6,804
Granite Construction Inc.	57	2,724
Herman Miller Inc.	86	2,669
HNI Corp.	64	2,508
Hubbell Inc.	78	8,272
Huntington Ingalls Industries Inc.	68	9,315
IDEX Corp.	111	9,184
ITT Corp.	130	4,793
JetBlue Airways Corp. (c)	471	9,939
Joy Global Inc. (e)	145	2,329
KBR Inc.	210	3,251
Kennametal Inc.	115	2,589
Kirby Corp. (c) (e)	79	4,770
KLX Inc. (c)	76	2,450
Landstar System Inc.	63	4,049
Lennox International Inc. (e)	58	7,889
Lincoln Electric Holdings Inc.	93	5,475
Manpower Inc.	105	8,546
MSA Safety Inc.	47	2,273
MSC Industrial Direct Co. - Class A	71	5,407
Nordson Corp.	78	5,918
NOW Inc. (c) (e)	158	2,806
Old Dominion Freight Line Inc. (c)	101	6,998
Orbital ATK Inc.	86	7,504
Oshkosh Corp. (e)	109	4,443
Regal-Beloit Corp.	66	4,147
Rollins Inc.	139	3,757
RR Donnelley & Sons Co. (e)	307	5,033
Teledyne Technologies Inc. (c)	50	4,417
Terex Corp.	158	3,927
Timken Co.	103	3,445
Toro Co.	80	6,881
Trinity Industries Inc. (e)	225	4,119
Triumph Group Inc.	73	2,298
Valmont Industries Inc.	33	4,146
Wabtec Corp.	134	10,618
Waste Connections Inc. (e)	179	11,583
Watsco Inc.	38	5,100
Werner Enterprises Inc. (e)	66	1,801
Woodward Governor Co.	83	4,300
		336,177
INFORMATION TECHNOLOGY - 16.2%
3D Systems Corp. (c) (e)	157	2,436
ACI Worldwide Inc. (c)	172	3,577
Acxiom Corp. (c)	111	2,388
Advanced Micro Devices Inc. (c) (e)	949	2,705
Ansys Inc. (c)	129	11,522
ARRIS International Plc (c)	264	6,043
Arrow Electronics Inc. (c)	132	8,514
Atmel Corp.	610	4,957
Avnet Inc.	192	8,527
Belden Inc.	61	3,715
Broadridge Financial Solutions Inc.	174	10,330
Cadence Design Systems Inc. (c)	448	10,552
CDK Global Inc.	228	10,593
Ciena Corp. (c) (e)	190	3,620
Cognex Corp.	123	4,796
CommVault Systems Inc. (c)	61	2,635
Computer Sciences Corp.	201	6,920
comScore Inc. (c)	67	2,009
Convergys Corp.	141	3,904
CoreLogic Inc. (c)	127	4,415
Cree Inc. (c) (e)	148	4,305
Cypress Semiconductor Corp. (e)	459	3,975
Diebold Inc. (e)	96	2,780
DST Systems Inc.	46	5,191
Fair Isaac Corp.	45	4,823
Fairchild Semiconductor International Inc. (c) (e)	167	3,348
FEI Co.	60	5,345
Fortinet Inc. (c)	212	6,504
Gartner Inc. - Class A (c)	120	10,717
Global Payments Inc.	190	12,375
Ingram Micro Inc. - Class A	216	7,762
Integrated Device Technology Inc. (c)	197	4,021
InterDigital Inc.	52	2,871
Intersil Corp. - Class A	191	2,558
IPG Photonics Corp. (c)	54	5,152
j2 Global Inc. (e)	68	4,190
Jabil Circuit Inc.	280	5,395
Jack Henry & Associates Inc. (e)	116	9,776
Keysight Technologies Inc. (c)	251	6,974
Knowles Corp. (c) (e)	129	1,700
Leidos Holdings Inc.	94	4,752
Lexmark International Inc. - Class A	90	3,010
Manhattan Associates Inc. (c)	107	6,097
MAXIMUS Inc.	95	5,022
Mentor Graphics Corp.	144	2,927
Microsemi Corp. (c)	163	6,238
National Instruments Corp.	148	4,471
NCR Corp. (c)	179	5,370
NetScout Systems Inc. (c)	142	3,253
NeuStar Inc. - Class A (c) (e)	78	1,927

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Plantronics Inc.	49	1,915
Polycom Inc. (c)	194	2,163
PTC Inc. (c)	168	5,579
Rackspace Hosting Inc. (c) (e)	165	3,562
Science Applications International Corp.	61	3,257
Silicon Laboratories Inc. (c)	57	2,568
SunEdison Inc. (c) (e)	443	239
Synaptics Inc. (c)	53	4,236
SYNNEX Corp.	42	3,886
Synopsys Inc. (c)	222	10,756
Tech Data Corp. (c)	51	3,929
Teradyne Inc.	298	6,434
Trimble Navigation Ltd. (c)	368	9,123
Tyler Technologies Inc. (c)	48	6,133
Ultimate Software Group Inc. (c)	42	8,188
VeriFone Systems Inc. (c)	160	4,524
Vishay Intertechnology Inc. (e)	194	2,369
WEX Inc. (c)	56	4,679
Zebra Technologies Corp. - Class A (c)	77	5,287
		355,814
MATERIALS - 7.0%
Albemarle Corp.	165	10,517
Allegheny Technologies Inc. (e)	161	2,623
AptarGroup Inc.	92	7,230
Ashland Inc.	93	10,189
Bemis Co. Inc.	139	7,201
Cabot Corp.	91	4,391
Carpenter Technology Corp. (e)	70	2,411
Commercial Metals Co.	170	2,878
Compass Minerals International Inc. (e)	50	3,522
Domtar Corp.	91	3,704
Eagle Materials Inc.	73	5,095
Greif Inc. - Class A (e)	37	1,200
Louisiana-Pacific Corp. (c) (e)	208	3,558
Minerals Technologies Inc.	51	2,926
NewMarket Corp. (e)	15	5,787
Olin Corp.	238	4,133
Packaging Corp. of America	137	8,275
PolyOne Corp. (e)	124	3,750
Reliance Steel & Aluminum Co.	105	7,295
Royal Gold Inc. (e)	96	4,921
RPM International Inc.	195	9,217
Scotts Miracle-Gro Co. - Class A	67	4,861
Sensient Technologies Corp.	66	4,170
Silgan Holdings Inc. (e)	59	3,133
Sonoco Products Co.	148	7,195
Steel Dynamics Inc.	357	8,029
United States Steel Corp. (e)	212	3,396
Valspar Corp.	106	11,332
Worthington Industries Inc.	69	2,453
		155,392
TELECOMMUNICATION SERVICES - 0.2%
Telephone & Data Systems Inc.	136	4,101

UTILITIES - 6.0%
Alliant Energy Corp.	166	12,347
Aqua America Inc.	260	8,262
Atmos Energy Corp.	150	11,105
Black Hills Corp. (e)	75	4,527
Cleco Corp.	89	4,917
Great Plains Energy Inc.	226	7,294
Hawaiian Electric Industries Inc. (e)	158	5,125
IDACORP Inc.	74	5,511
MDU Resources Group Inc.	287	5,582
National Fuel Gas Co. (e)	124	6,230
New Jersey Resources Corp.	124	4,535
OGE Energy Corp.	293	8,385
ONE Gas Inc.	77	4,698
PNM Resources Inc. (e)	116	3,903
Questar Corp.	253	6,286
Talen Energy Corp. (c) (e)	91	822
UGI Corp.	252	10,152
Vectren Corp.	120	6,064
Westar Energy Inc. (e)	208	10,297
WGL Holdings Inc.	73	5,301
		131,343
Total Common Stocks (cost $1,900,302)		2,159,066

SHORT TERM INVESTMENTS - 7.4%
Investment Company - 2.0%
JNL Money Market Fund, 0.29% (a) (h)	43,713	43,713
Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	115,722	115,722
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.30%, 06/23/16 (o)	$2,135	2,134
Total Short Term Investments (cost $161,569)		161,569
Total Investments - 105.4% (cost $2,061,871)		2,320,635
Other Assets and Liabilities, Net - (5.4%)		(118,470)
Total Net Assets - 100.0%		$2,202,165

JNL/Mellon Capital Small Cap Index Fund

COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 14.6%
American Public Education Inc. (c)	47	$972
Arctic Cat Inc. (e)	34	579
Asbury Automotive Group Inc. (c)	71	4,264
Barnes & Noble Education Inc. (c)	111	1,086
Barnes & Noble Inc.	171	2,117
Belmond Ltd. - Class A (c)	253	2,405
Big 5 Sporting Goods Corp.	49	549
Biglari Holdings Inc. (c)	3	1,143
BJ’s Restaurants Inc. (c)	56	2,327
Blue Nile Inc.	33	836
Bob Evans Farms Inc. (e)	56	2,613
Boyd Gaming Corp. (c)	227	4,697
Buckle Inc. (e)	79	2,687
Caleres Inc.	124	3,521
Callaway Golf Co.	258	2,351
Capella Education Co. (e)	30	1,605
Career Education Corp. (c)	201	912
Cato Corp. - Class A	74	2,840
Childrens Place Retail Stores Inc.	57	4,743
Core-Mark Holding Co. Inc.	65	5,267
Crocs Inc. (c)	203	1,957
DineEquity Inc. (e)	47	4,395
Dorman Products Inc. (c) (e)	85	4,648
Drew Industries Inc.	69	4,424
Ethan Allen Interiors Inc.	72	2,302
EW Scripps Co. - Class A	150	2,337
Express Inc. (c)	204	4,377
Finish Line Inc. - Class A	124	2,620
Five Below Inc. (c)	153	6,311
Francesca’s Holdings Corp. (c)	117	2,245
Fred’s Inc. - Class A (e)	97	1,445
FTD Cos. Inc. (c)	52	1,372
G-III Apparel Group Ltd. (c)	112	5,486
Gannett Co. Inc.	322	4,879
Genesco Inc. (c)	62	4,444

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Gentherm Inc. (c)	102	4,224
Group 1 Automotive Inc.	63	3,712
Harte-Hanks Inc.	126	319
Haverty Furniture Cos. Inc.	58	1,230
Helen of Troy Ltd. (c)	80	8,244
Hibbett Sports Inc. (c) (e)	64	2,282
Iconix Brand Group Inc. (c) (e)	141	1,134
Installed Building Products Inc. (c)	45	1,196
Interval Leisure Group Inc. (e)	108	1,564
iRobot Corp. (c) (e)	81	2,855
Kirkland’s Inc.	42	731
La-Z-Boy Inc.	139	3,729
Lithia Motors Inc. - Class A	66	5,794
Lumber Liquidators Holdings Inc. (c) (e)	77	1,007
M/I Homes Inc. (c)	70	1,312
Marcus Corp.	54	1,015
MarineMax Inc. (c)	72	1,403
Marriott Vacations Worldwide Corp.	70	4,757
Meritage Homes Corp. (c)	105	3,829
Monarch Casino & Resort Inc. (c)	28	551
Monro Muffler Brake Inc.	90	6,397
Motorcar Parts of America Inc. (c)	50	1,912
Movado Group Inc.	47	1,286
NutriSystem Inc.	81	1,681
Outerwall Inc. (e)	48	1,782
Oxford Industries Inc.	41	2,762
Papa John’s International Inc. (e)	80	4,358
Perry Ellis International Inc. (c)	31	572
PetMed Express Inc. (e)	58	1,036
Pinnacle Entertainment Inc. (c)	171	5,986
Popeyes Louisiana Kitchen Inc. (c)	63	3,283
Red Robin Gourmet Burgers Inc. (c)	39	2,529
Regis Corp. (c)	105	1,595
Rent-A-Center Inc.	152	2,415
Ruby Tuesday Inc. (c)	182	977
Ruth’s Hospitality Group Inc.	98	1,798
Scholastic Corp. (e)	76	2,841
Scientific Games Corp. - Class A (c) (e)	145	1,367
Select Comfort Corp. (c)	140	2,720
Sizmek Inc. (c)	53	152
Sonic Automotive Inc. - Class A	82	1,519
Sonic Corp. (e)	141	4,973
Stage Stores Inc. (e)	85	683
Standard Motor Products Inc.	54	1,875
Stein Mart Inc.	78	569
Steven Madden Ltd. (c)	157	5,809
Strayer Education Inc. (c)	31	1,490
Sturm Ruger & Co. Inc. (e)	53	3,591
Superior Industries International Inc.	67	1,480
Tailored Brands Inc.	137	2,448
Texas Roadhouse Inc. - Class A	177	7,696
TopBuild Corp. (c)	106	3,139
Tuesday Morning Corp. (c)	130	1,066
Tumi Holdings Inc. (c)	160	4,295
Unifi Inc. (c)	44	999
Universal Electronics Inc. (c)	41	2,539
Universal Technical Institute Inc. (e)	56	240
Vera Bradley Inc. (c)	57	1,161
Vitamin Shoppe Inc. (c) (e)	71	2,200
VOXX International Corp. - Class A (c)	53	237
Winnebago Industries Inc. (e)	75	1,677
Wolverine World Wide Inc.	282	5,198
World Wrestling Entertainment Inc. - Class A (e)	94	1,656
Zumiez Inc. (c) (e)	58	1,160
		256,793
CONSUMER STAPLES - 2.6%
Andersons Inc.	75	2,347
B&G Foods Inc.	173	6,031
Cal-Maine Foods Inc. (e)	88	4,574
Calavo Growers Inc.	42	2,416
Central Garden & Pet Co. (c)	26	427
Central Garden & Pet Co. - Class A (c)	93	1,514
Darling Ingredients Inc. (c)	462	6,087
Inter Parfums Inc.	49	1,501
J&J Snack Foods Corp.	42	4,541
Medifast Inc.	25	761
Sanderson Farms Inc. (e)	56	5,046
Seneca Foods Corp. - Class A (c)	16	558
SpartanNash Co.	106	3,215
Universal Corp. (e)	65	3,675
WD-40 Co.	37	4,012
		46,705
ENERGY - 2.6%
Archrock Inc.	203	1,625
Atwood Oceanics Inc. (e)	159	1,460
Basic Energy Services Inc. (c) (e)	104	287
Bill Barrett Corp. (c) (e)	133	824
Bonanza Creek Energy Inc. (c) (e)	108	172
Bristow Group Inc.	98	1,847
CARBO Ceramics Inc. (e)	57	813
Carrizo Oil & Gas Inc. (c) (e)	152	4,708
Cloud Peak Energy Inc. (c) (e)	162	316
Contango Oil & Gas Co. (c)	46	547
Era Group Inc. (c)	51	481
Exterran Corp. (c)	100	1,545
Geospace Technologies Corp. (c) (e)	35	430
Green Plains Inc.	98	1,557
Gulf Island Fabrication Inc.	35	277
Gulfmark Offshore Inc. - Class A (c) (e)	68	420
Helix Energy Solutions Group Inc. (c)	286	1,604
Hornbeck Offshore Services Inc. (c) (e)	94	937
Matrix Service Co. (c)	74	1,312
Newpark Resources Inc. (c)	238	1,028
Northern Oil and Gas Inc. (c) (e)	136	542
PDC Energy Inc. (c)	127	7,523
Pioneer Energy Services Corp. (c)	171	376
Rex Energy Corp. (c) (e)	127	97
Rex Stores Corp. (c) (e)	15	854
SEACOR Holdings Inc. (c)	45	2,429
Stone Energy Corp. (c) (e)	152	120
Synergy Resources Corp. (c) (e)	322	2,500
Tesco Corp.	115	992
Tetra Technologies Inc. (c)	222	1,411
Tidewater Inc. (e)	137	939
Unit Corp. (c) (e)	140	1,231
US Silica Holdings Inc. (e)	175	3,979
		45,183
FINANCIALS - 22.6%
Acadia Realty Trust	198	6,948
Agree Realty Corp.	55	2,104
American Assets Trust Inc.	111	4,418
American Equity Investment Life Holding Co.	232	3,905
Ameris Bancorp	77	2,282
Amerisafe Inc.	54	2,823
Astoria Financial Corp.	258	4,086
Banc of California Inc.	127	2,221
Bank Mutual Corp.	113	858
Banner Corp.	58	2,451
BBCN Bancorp Inc.	227	3,443
BofI Holding Inc. (c) (e)	164	3,492
Boston Private Financial Holdings Inc.	236	2,699

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Brookline Bancorp Inc.	201	2,217
Calamos Asset Management Inc. - Class A	46	388
Capstead Mortgage Corp. (e)	270	2,669
Cardinal Financial Corp.	93	1,888
CareTrust REIT Inc.	157	1,996
Cash America International Inc.	69	2,673
Cedar Shopping Centers Inc.	213	1,536
Central Pacific Financial Corp.	87	1,890
Chesapeake Lodging Trust	170	4,485
City Holdings Co.	42	2,026
Columbia Banking System Inc.	162	4,840
Community Bank System Inc. (e)	122	4,656
Coresite Realty Corp.	86	6,007
Cousins Properties Inc.	571	5,930
CVB Financial Corp. (e)	281	4,902
DiamondRock Hospitality Co.	562	5,692
Dime Community Bancshares Inc.	85	1,492
EastGroup Properties Inc.	90	5,440
Education Realty Trust Inc.	177	7,370
eHealth Inc. (c)	44	414
Employer Holdings Inc.	92	2,582
Encore Capital Group Inc. (c) (e)	68	1,743
Enova International Inc. (c)	71	447
Evercore Partners Inc. - Class A	111	5,729
EZCorp Inc. - Class A (c) (e)	137	408
Financial Engines Inc. (e)	147	4,609
First Bancorp Inc. (c)	307	898
First Cash Financial Services Inc. (e)	78	3,600
First Commonwealth Financial Corp.	255	2,260
First Financial Bancorp	172	3,135
First Financial Bankshares Inc. (e)	185	5,466
First Midwest Bancorp Inc.	222	3,996
First NBC Bank Holding Co. (c)	44	902
Forestar Group Inc. (c)	95	1,245
Four Corners Property Trust Inc.	152	2,734
Franklin Street Properties Corp.	251	2,668
Geo Group Inc.	206	7,159
Getty Realty Corp.	75	1,482
Glacier Bancorp Inc.	213	5,417
Government Properties Income Trust (e)	199	3,544
Green Dot Corp. - Class A (c)	127	2,929
Greenhill & Co. Inc.	76	1,676
Hanmi Financial Corp.	92	2,023
HCI Group Inc. (e)	26	881
HFF Inc. - Class A	97	2,673
Home Bancshares Inc.	171	6,986
Horace Mann Educators Corp.	113	3,596
Independent Bank Corp.	75	3,436
Infinity Property & Casualty Corp.	32	2,594
Interactive Brokers Group Inc. (e)	162	6,381
INTL FCStone Inc. (c)	45	1,200
Investment Technology Group Inc.	94	2,081
Kite Realty Group Trust	233	6,460
LegacyTexas Financial Group Inc.	124	2,429
LendingTree Inc. (c) (e)	19	1,907
Lexington Realty Trust (e)	601	5,169
LTC Properties Inc.	107	4,819
MB Financial Inc.	194	6,290
Medical Properties Trust Inc. (e)	665	8,634
National Penn Bancshares Inc.	393	4,185
Navigators Group Inc. (c)	31	2,588
NBT Bancorp Inc.	121	3,250
Northfield Bancorp Inc.	109	1,794
Northwest Bancshares Inc.	290	3,912
OFG Bancorp (e)	116	813
Old National Bancorp	326	3,972
Oritani Financial Corp.	104	1,760
Parkway Properties Inc.	226	3,543
Pennsylvania REIT (e)	197	4,299
Pinnacle Financial Partners Inc.	98	4,830
Piper Jaffray Cos. (c)	42	2,076
PRA Group Inc. (c) (e)	131	3,844
ProAssurance Corp.	149	7,518
Provident Financial Services Inc.	165	3,340
PS Business Parks Inc.	54	5,476
RE/MAX Holdings Inc. - Class A	49	1,686
Retail Opportunity Investments Corp.	279	5,606
RLI Corp.	106	7,059
S&T Bancorp Inc.	97	2,511
Sabra Healthcare REIT Inc.	185	3,722
Safety Insurance Group Inc.	40	2,297
Saul Centers Inc.	32	1,683
Selective Insurance Group Inc.	160	5,862
Simmons First National Corp. - Class A	78	3,514
Southside Bancshares Inc.	65	1,705
Sterling Bancorp	334	5,327
Stewart Information Services Corp.	63	2,276
Summit Hotel Properties Inc.	243	2,906
Talmer Bancorp Inc.	177	3,196
Texas Capital Bancshares Inc. (c)	129	4,933
Tompkins Financial Corp.	34	2,170
TrustCo Bank Corp.	264	1,599
UMB Financial Corp.	117	6,056
United Bankshares Inc. (e)	181	6,647
United Community Banks Inc.	171	3,152
United Fire Group Inc.	60	2,642
United Insurance Holdings Corp.	53	1,015
Universal Health Realty Income Trust	34	1,910
Universal Insurance Holdings Inc. (e)	93	1,662
Urstadt Biddle Properties Inc. - Class A	75	1,577
Virtus Investment Partners Inc.	19	1,463
Walker & Dunlop Inc. (c)	77	1,881
Westamerica Bancorp (e)	72	3,483
Wilshire Bancorp Inc.	203	2,092
Wintrust Financial Corp.	135	6,003
World Acceptance Corp. (c) (e)	23	857
		398,121
HEALTH CARE - 12.3%
Abaxis Inc.	60	2,732
Aceto Corp. (e)	84	1,968
Acorda Therapeutics Inc. (c) (e)	128	3,385
Adeptus Health Inc. (c) (e)	33	1,827
Affymetrix Inc. (c) (e)	225	3,148
Air Methods Corp. (c) (e)	99	3,596
Albany Molecular Research Inc. (c) (e)	77	1,176
Almost Family Inc. (c)	24	900
AMAG Pharmaceuticals Inc. (c) (e)	97	2,267
Amedisys Inc. (c)	80	3,847
AMN Healthcare Services Inc. (c)	136	4,555
Analogic Corp.	35	2,758
AngioDynamics Inc. (c)	78	957
ANI Pharmaceuticals Inc. (c) (e)	20	675
Anika Therapeutics Inc. (c)	41	1,816
Cambrex Corp. (c)	89	3,897
Cantel Medical Corp.	100	7,146
Chemed Corp.	47	6,396
Computer Programs & Systems Inc. (e)	30	1,549
Conmed Corp.	73	3,041
Corvel Corp. (c)	27	1,083
Cross Country Healthcare Inc. (c)	89	1,040
CryoLife Inc.	67	720
Cynosure Inc. - Class A (c)	64	2,827
DepoMed Inc. (c) (e)	170	2,370
Diplomat Pharmacy Inc. (c)	100	2,742
Emergent BioSolutions Inc. (c)	85	3,103

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Enanta Pharmaceuticals Inc. (c) (e)	38	1,126
Ensign Group Inc.	134	3,042
ExamWorks Group Inc. (c)	112	3,315
Greatbatch Inc. (c)	69	2,462
Haemonetics Corp. (c)	144	5,037
HealthEquity Inc. (c)	99	2,437
HealthStream Inc. (c)	68	1,493
Healthways Inc. (c)	88	891
HMS Holdings Corp. (c)	240	3,441
ICU Medical Inc. (c)	40	4,201
Impax Laboratories Inc. (c)	191	6,129
Inogen Inc. (c)	39	1,762
Integra LifeSciences Holdings Corp. (c)	81	5,445
Invacare Corp. (e)	83	1,092
Kindred Healthcare Inc.	235	2,906
Landauer Inc.	27	900
Lannett Co. Inc. (c) (e)	77	1,388
LHC Group Inc. (c)	36	1,275
Ligand Pharmaceuticals Inc. (c) (e)	51	5,443
Luminex Corp. (c)	110	2,134
Magellan Health Services Inc. (c)	70	4,746
Masimo Corp. (c)	127	5,307
Medicines Co. (c) (e)	194	6,175
Medidata Solutions Inc. (c)	158	6,126
Meridian Bioscience Inc.	118	2,431
Merit Medical Systems Inc. (c)	127	2,342
MiMedx Group Inc. (c) (e)	284	2,482
Momenta Pharmaceuticals Inc. (c)	170	1,574
Natus Medical Inc. (c)	92	3,522
Nektar Therapeutics (c)	382	5,249
Neogen Corp. (c)	105	5,270
NuVasive Inc. (c)	140	6,792
Omnicell Inc. (c)	100	2,779
PharMerica Corp. (c)	86	1,898
Phibro Animal Health Corp. - Class A	51	1,390
Prestige Brands Holdings Inc. (c)	147	7,875
Providence Services Corp. (c)	36	1,825
Quality Systems Inc.	122	1,858
Repligen Corp. (c)	93	2,493
Sagent Pharmaceuticals Inc. (c)	71	863
Select Medical Holdings Corp.	296	3,495
Spectrum Pharmaceuticals Inc. (c) (e)	157	999
Supernus Pharmaceuticals Inc. (c)	98	1,487
Surgical Care Affiliates Inc. (c)	77	3,552
SurModics Inc. (c)	34	631
US Physical Therapy Inc.	34	1,712
Vascular Solutions Inc. (c)	48	1,563
Zeltiq Aesthetics Inc. (c) (e)	89	2,406
		216,282
INDUSTRIALS - 17.3%
AAON Inc.	116	3,243
AAR Corp.	95	2,212
ABM Industries Inc.	157	5,085
Actuant Corp. - Class A (e)	170	4,195
Aegion Corp. (c)	100	2,116
Aerojet Rocketdyne Holdings Inc. (c)	181	2,958
AeroVironment Inc. (c)	57	1,627
Albany International Corp. - Class A	81	3,045
Allegiant Travel Co.	37	6,626
American Science & Engineering Inc. (e)	19	525
American Woodmark Corp. (c)	39	2,875
Apogee Enterprises Inc.	81	3,538
Applied Industrial Technologies Inc.	112	4,849
ArcBest Corp.	69	1,498
Astec Industries Inc. (e)	54	2,519
Atlas Air Worldwide Holdings Inc. (c)	70	2,976
AZZ Inc.	73	4,152
Barnes Group Inc.	145	5,067
Brady Corp. - Class A	134	3,595
Briggs & Stratton Corp.	125	2,979
Brink’s Co.	139	4,668
CDI Corp.	39	243
Celadon Group Inc.	82	860
Chart Industries Inc. (c)	85	1,841
CIRCOR International Inc.	46	2,115
Comfort Systems USA Inc.	105	3,334
Cubic Corp. (e)	62	2,466
DXP Enterprises Inc. (c)	36	626
Dycom Industries Inc. (c)	92	5,957
Echo Global Logistics Inc. (c) (e)	73	1,973
EMCOR Group Inc.	171	8,329
Encore Wire Corp.	59	2,308
EnerSys Inc.	123	6,830
Engility Holdings Inc. (c)	48	901
EnPro Industries Inc.	62	3,565
ESCO Technologies Inc.	74	2,877
Essendant Inc.	105	3,357
Exponent Inc.	71	3,645
Federal Signal Corp.	175	2,321
Forward Air Corp.	86	3,877
Franklin Electric Co. Inc.	107	3,435
G&K Services Inc. - Class A	57	4,171
General Cable Corp. (e)	136	1,656
Gibraltar Industries Inc. (c)	85	2,421
Greenbrier Cos. Inc. (e)	71	1,975
Griffon Corp.	108	1,667
Harsco Corp.	222	1,209
Hawaiian Holdings Inc. (c)	134	6,333
Healthcare Services Group Inc. (e)	201	7,408
Heartland Express Inc. (e)	170	3,150
Heidrick & Struggles International Inc.	49	1,170
Hillenbrand Inc. (e)	178	5,340
HUB Group Inc. - Class A (c)	100	4,072
Insperity Inc.	45	2,321
Interface Inc.	188	3,482
John Bean Technologies Corp.	83	4,669
Kaman Corp. - Class A	76	3,249
Kelly Services Inc. - Class A	84	1,614
Knight Transportation Inc. (e)	175	4,568
Korn/Ferry International	160	4,517
Lindsay Corp. (e)	31	2,233
Lydall Inc. (c)	47	1,534
Marten Transport Ltd.	68	1,274
Matson Inc.	122	4,900
Matthews International Corp. - Class A	93	4,807
Mobile Mini Inc. (e)	125	4,132
Moog Inc. - Class A (c)	94	4,271
Mueller Industries Inc.	160	4,715
MYR Group Inc. (c)	55	1,386
National Presto Industries Inc. (e)	14	1,161
Navigant Consulting Inc. (c)	131	2,063
On Assignment Inc. (c)	133	4,920
Orion Marine Group Inc. (c)	72	374
PGT Inc. (c)	135	1,327
Powell Industries Inc.	24	714
Proto Labs Inc. (c) (e)	67	5,152
Quanex Building Products Corp.	94	1,630
Resources Connection Inc.	104	1,612
Roadrunner Transportation Systems Inc. (c)	89	1,103
Saia Inc. (c)	69	1,950
Simpson Manufacturing Co. Inc.	115	4,394
SkyWest Inc.	143	2,861
SPX Corp.	117	1,752
SPX Flow Technology USA Inc. (c)	113	2,844
Standex International Corp.	35	2,743

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Taser International Inc. (c) (e)	151	2,968
Tennant Co.	49	2,542
Tetra Tech Inc.	165	4,934
Titan International Inc. (e)	116	622
Trex Co. Inc. (c) (e)	86	4,124
TrueBlue Inc. (c)	118	3,090
UniFirst Corp.	43	4,726
Universal Forest Products Inc.	57	4,908
US Ecology Inc.	61	2,712
Veritiv Corp. (c)	22	806
Viad Corp.	56	1,623
Vicor Corp. (c)	44	458
WageWorks Inc. (c)	101	5,098
Watts Water Technologies Inc. - Class A (e)	80	4,408
		305,071
INFORMATION TECHNOLOGY - 17.0%
6D Global Technologies Inc. (c) (e)	17	5
ADTRAN Inc.	142	2,865
Advanced Energy Industries Inc. (c)	115	3,995
Agilysys Inc. (c)	40	410
Anixter International Inc. (c)	81	4,205
Badger Meter Inc. (e)	41	2,718
Bel Fuse Inc. - Class B	23	343
Benchmark Electronics Inc. (c)	144	3,321
Black Box Corp.	41	549
Blackbaud Inc.	132	8,293
Blucora Inc. (c)	116	597
Bottomline Technologies Inc. (c)	106	3,228
Brooks Automation Inc.	195	2,024
Cabot Microelectronics Corp. (c)	69	2,814
CACI International Inc. - Class A (c)	68	7,236
CalAmp Corp. (c)	105	1,886
Cardtronics Inc. (c)	128	4,592
Ceva Inc. (c)	59	1,334
Checkpoint Systems Inc.	123	1,246
Ciber Inc. (c)	189	398
Cirrus Logic Inc. (c)	178	6,491
Coherent Inc. (c)	69	6,300
Cohu Inc.	73	866
Comtech Telecommunications Corp.	47	1,103
Cray Inc. (c)	115	4,830
CSG Systems International Inc. (e)	92	4,146
CTS Corp.	91	1,433
Daktronics Inc.	113	895
DHI Group Inc. (c)	115	929
Digi International Inc. (c)	66	625
Diodes Inc. (c)	110	2,207
DSP Group Inc. (c)	59	535
DTS Inc. (c)	49	1,063
Ebix Inc. (e)	73	2,985
Electro Scientific Industries Inc. (c)	73	520
Electronics for Imaging Inc. (c)	134	5,664
EPIQ Systems Inc.	92	1,387
ePlus Inc. (c)	16	1,302
Exar Corp. (c)	143	824
ExlService Holdings Inc. (c)	94	4,848
Fabrinet (c)	87	2,819
FARO Technologies Inc. (c)	50	1,597
Forrester Research Inc.	27	894
Harmonic Inc. (c) (e)	218	711
Heartland Payment Systems Inc.	104	10,032
II-VI Inc. (c)	148	3,209
Insight Enterprises Inc. (c)	105	2,994
Interactive Intelligence Group (c)	48	1,752
Itron Inc. (c)	108	4,491
Ixia (c)	175	2,180
Kopin Corp. (c) (e)	166	276
Kulicke & Soffa Industries Inc. (c)	197	2,233
Liquidity Services Inc. (c)	64	330
Littelfuse Inc.	62	7,677
LivePerson Inc. (c)	140	817
LogMeIn Inc. (c)	70	3,553
Lumentum Holdings Inc. (c)	133	3,576
Mantech International Corp. - Class A	70	2,236
Mercury Systems Inc. (c)	91	1,841
Methode Electronics Inc.	104	3,055
MicroStrategy Inc. - Class A (c)	27	4,763
MKS Instruments Inc.	151	5,689
Monolithic Power Systems Inc.	104	6,609
Monotype Imaging Holdings Inc.	112	2,689
Monster Worldwide Inc. (c) (e)	242	789
MTS Systems Corp.	42	2,586
Nanometrics Inc. (c)	68	1,085
NetGear Inc. (c)	91	3,672
Newport Corp. (c)	110	2,523
NIC Inc.	172	3,093
OSI Systems Inc. (c)	52	3,424
Park Electrochemical Corp.	54	865
Perficient Inc. (c)	98	2,125
Plexus Corp. (c)	94	3,710
Power Integrations Inc.	80	3,964
Progress Software Corp. (c)	141	3,403
QLogic Corp. (c)	234	3,139
Qualys Inc. (c)	67	1,686
QuinStreet Inc. (c)	94	322
Rambus Inc. (c) (e)	308	4,236
Rofin-Sinar Technologies Inc. (c)	82	2,630
Rogers Corp. (c)	51	3,025
Rovi Corp. (c)	234	4,809
Ruckus Wireless Inc. (c)	254	2,491
Rudolph Technologies Inc. (c)	89	1,218
Sanmina Corp. (c)	218	5,091
ScanSource Inc. (c)	75	3,034
Semtech Corp. (c)	185	4,061
Stamps.com Inc. (c)	42	4,457
Super Micro Computer Inc. (c) (e)	103	3,505
Sykes Enterprises Inc. (c)	109	3,299
Synchronoss Technologies Inc. (c)	113	3,661
Take-Two Interactive Software Inc. (c) (e)	239	9,016
Tangoe Inc. (c) (e)	110	869
TeleTech Holdings Inc.	47	1,302
Tessera Technologies Inc.	135	4,174
TTM Technologies Inc. (c)	184	1,222
Ultratech Inc. (c)	75	1,641
VASCO Data Security International Inc. (c) (e)	85	1,304
Veeco Instruments Inc. (c)	116	2,251
ViaSat Inc. (c) (e)	126	9,246
Viavi Solutions Inc. (c)	651	4,466
Virtusa Corp. (c)	77	2,903
XO Group Inc. (c)	67	1,074
		298,406
MATERIALS - 4.6%
A. Schulman Inc.	83	2,252
AK Steel Holding Corp. (c) (e)	504	2,081
American Vanguard Corp. (e)	75	1,183
Balchem Corp.	88	5,472
Boise Cascade Co. (c)	112	2,316
Calgon Carbon Corp.	142	1,989
Century Aluminum Co. (c) (e)	145	1,023
Chemours Co.	516	3,612
Clearwater Paper Corp. (c)	51	2,471
Deltic Timber Corp. (e)	31	1,850
Flotek Industries Inc. (c) (e)	145	1,064
FutureFuel Corp.	60	711

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Hawkins Inc.	27	982
Haynes International Inc.	35	1,282
HB Fuller Co.	142	6,011
Headwaters Inc. (c)	210	4,172
Innophos Holdings Inc.	55	1,685
Innospec Inc.	67	2,887
Intrepid Potash Inc. (c)	149	166
Kaiser Aluminum Corp.	50	4,208
KapStone Paper and Packaging Corp. (e)	245	3,389
Koppers Holdings Inc. (c)	58	1,309
Kraton Performance Polymers Inc. (c)	87	1,505
LSB Industries Inc. (c) (e)	52	663
Materion Corp.	56	1,479
Myers Industries Inc.	61	783
Neenah Paper Inc.	47	2,985
Olympic Steel Inc.	24	419
P.H. Glatfelter Co.	120	2,487
Quaker Chemical Corp.	37	3,177
Rayonier Advanced Materials Inc.	121	1,152
Schweitzer-Mauduit International Inc.	85	2,680
Stepan Co.	52	2,883
Stillwater Mining Co. (c) (e)	341	3,629
SunCoke Energy Inc.	173	1,125
TimkenSteel Corp. (e)	102	924
Tredegar Corp.	71	1,109
US Concrete Inc. (c) (e)	38	2,282
		81,397
TELECOMMUNICATION SERVICES - 1.2%
8x8 Inc. (c)	251	2,527
Atlantic Tele-Network Inc.	30	2,300
Cincinnati Bell Inc. (c)	602	2,331
Cogent Communications Holdings Inc.	115	4,488
Consolidated Communications Holdings Inc. (e)	142	3,649
General Communication Inc. - Class A (c)	83	1,527
Iridium Communications Inc. (c) (e)	224	1,759
Leap Wireless International Inc. (c) (f)	61	154
Lumos Networks Corp. (c)	68	868
Spok Holdings Inc.	61	1,069
		20,672
UTILITIES - 4.3%
Allete Inc.	130	7,273
American States Water Co.	103	4,050
Avista Corp.	174	7,107
California Water Service Group	133	3,555
El Paso Electric Co.	115	5,265
Laclede Group Inc.	123	8,308
Northwest Natural Gas Co.	78	4,192
NorthWestern Corp.	136	8,412
Piedmont Natural Gas Co. Inc.	228	13,653
South Jersey Industries Inc. (e)	193	5,502
Southwest Gas Corp.	134	8,822
		76,139
Total Common Stocks (cost $1,596,898)		1,744,769

RIGHTS - 0.0%
Trius Therapeutics Inc. (c) (f)	8	—
Total Rights (cost $0)		—

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (e) (f)	19	—
Total Warrants (cost $0)		—

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (e) (f) (u)	19	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 11.4%
Investment Company - 0.3%
JNL Money Market Fund, 0.29% (a) (h)	4,924	4,924
Securities Lending Collateral - 11.0%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	193,241	193,241
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.30%, 06/23/16 (o)	$920	920
Total Short Term Investments (cost $199,085)		199,085
Total Investments - 110.5% (cost $1,795,983)		1,943,854
Other Assets and Liabilities, Net - (10.5%)		(184,122)
Total Net Assets - 100.0%		$1,759,732

JNL/Mellon Capital International Index Fund

COMMON STOCKS - 98.3%
AUSTRALIA - 7.1%
AGL Energy Ltd.	127	$1,785
Alumina Ltd. (e)	442	440
Amcor Ltd.	216	2,376
AMP Ltd.	563	2,494
APA Group	215	1,452
Aristocrat Leisure Ltd.	95	751
Asciano Group	118	812
ASX Ltd.	37	1,183
Aurizon Holdings Ltd.	409	1,242
AusNet Services (e)	350	399
Australia & New Zealand Banking Group Ltd.	545	9,765
Bank of Queensland Ltd.	68	627
Bendigo and Adelaide Bank Ltd. (e)	93	633
BHP Billiton Ltd.	601	7,765
Boral Ltd. (e)	150	711
Brambles Ltd.	293	2,715
Caltex Australia Ltd.	53	1,375
Challenger Financial Services Group Ltd.	115	739
CIMIC Group Ltd.	18	484
Coca-Cola Amatil Ltd.	100	677
Cochlear Ltd.	11	891
Commonwealth Bank of Australia	321	18,380
Computershare Ltd. (e)	84	629
Crown Resorts Ltd.	67	642
CSL Ltd.	87	6,750
Dexus Property Group	176	1,069
DUET Group	466	816
Flight Centre Travel Group Ltd. (e)	10	345
Fortescue Metals Group Ltd. (e)	269	522
Goodman Group	331	1,691
GPT Group	346	1,325
Harvey Norman Holdings Ltd.	119	429
Healthscope Ltd.	309	628
Iluka Resources Ltd.	72	359
Incitec Pivot Ltd.	310	756
Insurance Australia Group Ltd.	449	1,916
James Hardie Industries SE - CDI	83	1,135
Lend Lease Corp. Ltd.	100	1,064
Macquarie Group Ltd.	57	2,872
Medibank Private Ltd.	544	1,220
Mirvac Group	723	1,072
National Australia Bank Ltd.	492	9,878

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Newcrest Mining Ltd. (c)	147	1,903
Oil Search Ltd.	264	1,377
Orica Ltd. (e)	74	867
Origin Energy Ltd.	320	1,246
Platinum Asset Management Ltd.	39	192
Qantas Airways Ltd.	113	353
QBE Insurance Group Ltd.	255	2,128
Ramsay Health Care Ltd.	27	1,288
REA Group Ltd. (e)	9	355
Rio Tinto Ltd.	82	2,656
Santos Ltd. (e)	333	1,031
Scentre Group	1,009	3,434
Seek Ltd.	58	720
Sonic Health Care Ltd.	71	1,016
South32 Ltd. (c)	98	111
South32 Ltd. (c)	862	967
Stockland	431	1,410
Suncorp Group Ltd.	245	2,234
Sydney Airport	194	992
Tabcorp Holdings Ltd.	142	464
Tatts Group Ltd.	275	797
Telstra Corp. Ltd.	821	3,349
TPG Telecom Ltd.	48	415
Transurban Group	386	3,354
Treasury Wine Estates Ltd.	138	1,021
Vicinity Centres	637	1,557
Vocus Communications Ltd. (e)	85	540
Wesfarmers Ltd.	212	6,730
Westfield Corp.	375	2,868
Westpac Banking Corp.	624	14,483
Woodside Petroleum Ltd.	137	2,748
Woolworths Ltd. (e)	243	4,114
		159,534
AUSTRIA - 0.2%
Andritz AG	14	754
Erste Group Bank AG	54	1,506
OMV AG	27	767
Raiffeisen International Bank Holding AG (c)	20	306
Voestalpine AG	21	689
		4,022
BELGIUM - 1.4%
Ageas SA/NV	37	1,461
Anheuser-Busch InBev NV	151	18,757
Colruyt SA (e)	13	785
Delhaize Group	19	2,013
Groupe Bruxelles Lambert SA	15	1,208
KBC Groep NV	47	2,445
Proximus SA	27	926
Solvay SA (e)	14	1,439
Telenet Group Holding NV (c)	11	532
UCB SA	24	1,811
Umicore	18	892
		32,269
CHINA - 0.1%
Cheung Kong Property Holdings Ltd.	518	3,341

DENMARK - 2.0%
A P Moller - Maersk A/S - Class A	1	860
A P Moller - Maersk A/S - Class B	1	1,690
Carlsberg A/S - Class B	21	1,957
Chr. Hansen Holding A/S	19	1,293
Coloplast A/S - Class B	20	1,524
Danske Bank A/S	135	3,815
DSV A/S	37	1,550
Genmab A/S (c)	10	1,451
ISS A/S	29	1,173
Novo Nordisk A/S - Class B	368	19,927
Novozymes A/S - Class B	43	1,937
Pandora A/S	21	2,769
TDC A/S	147	720
Tryg A/S	24	473
Vestas Wind Systems A/S	43	3,001
William Demant Holding A/S (c)	5	452
		44,592
FINLAND - 1.0%
Elisa Oyj (e)	28	1,072
Fortum Oyj	84	1,269
Kone Oyj - Class B (e)	63	3,010
Metso Oyj (e)	23	556
Neste Oil Oyj (e)	25	812
Nokia Oyj	1,078	6,394
Nokian Renkaat Oyj	20	712
Orion Oyj - Class B (e)	20	657
Sampo Oyj - Class A	86	4,050
Stora Enso Oyj - Class R	108	961
UPM-Kymmene Oyj	100	1,813
Wartsila Oyj Abp	29	1,309
		22,615
FRANCE - 9.4%
Accor SA	40	1,710
Aeroports de Paris	5	679
Air Liquide	65	7,271
Alstom SA (c)	28	718
Arkema SA	13	954
Atos SE	16	1,326
AXA SA	369	8,653
BNP Paribas SA	198	9,969
Bollore SA	155	599
Bouygues SA	39	1,581
Bureau Veritas SA	50	1,120
Cap Gemini SA	31	2,921
Carrefour SA	106	2,924
Casino Guichard Perrachon SA (e)	10	565
Christian Dior SE	10	1,839
Cie de Saint-Gobain	89	3,917
Cie Generale d’Optique Essilor International SA	39	4,781
CNP Assurances SA	35	549
Compagnie Generale des Etablissements Michelin	36	3,652
Credit Agricole SA	196	2,119
Danone SA	110	7,824
Dassault Systemes SA	25	1,967
Edenred (e)	42	813
Electricite de France SA	44	496
Engie SA	279	4,327
Eurazeo	8	517
Eutelsat Communications Group SA	34	1,082
Fonciere Des Regions	6	535
Gecina SA	6	838
Groupe Eurotunnel SE	92	1,028
Hermes International SCA	5	1,730
Icade SA	7	530
Iliad SA	5	1,283
Imerys SA	7	464
Ingenico (c)	11	1,215
JC Decaux SA	15	658
Kering SA	14	2,571
Klepierre (e)	41	1,958
L’Oreal SA	47	8,432
Lagardere SCA	24	629
Legrand SA	50	2,820

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
LVMH Moet Hennessy Louis Vuitton SE	52	8,940
Natixis	186	913
Numericable SFR	22	907
Orange SA	375	6,544
Pernod-Ricard SA	40	4,404
Peugeot SA (c)	83	1,427
Publicis Groupe SA	36	2,510
Remy Cointreau SA	4	304
Renault SA	37	3,660
Rexel SA	60	862
Safran SA	60	4,176
Sanofi SA	221	17,732
Schneider Electric SE	105	6,635
SCOR SE	30	1,056
Societe BIC SA	6	829
Societe Generale SA	136	5,033
Sodexo SA	18	1,909
Suez Environnement SA	55	1,007
Technip SA	21	1,147
Thales SA	20	1,762
Total SA	412	18,751
Unibail-Rodamco SE (e)	19	5,113
Valeo SA	15	2,315
Veolia Environnement	84	2,030
Vinci SA (e)	90	6,655
Vivendi SA	218	4,564
Wendel SA	6	634
Zodiac Aerospace	36	711
		212,094
GERMANY - 8.5%
Adidas AG	39	4,549
Allianz SE	86	13,923
Axel Springer SE	8	424
BASF SE	172	12,953
Bayer AG	155	18,193
Bayerische Motoren Werke AG	62	5,730
Beiersdorf AG	19	1,697
Brenntag AG	29	1,656
Commerzbank AG (c)	203	1,758
Continental AG	20	4,646
Daimler AG	181	13,823
Deutsche Bank AG	259	4,390
Deutsche Boerse AG	36	3,043
Deutsche Lufthansa AG (c)	47	759
Deutsche Post AG	183	5,080
Deutsche Telekom AG	604	10,834
Deutsche Wohnen AG	63	1,962
E.ON SE	383	3,664
Evonik Industries AG (c)	25	739
Fraport AG Frankfurt Airport Services Worldwide	7	417
Fresenius Medical Care AG & Co. KGaA	41	3,638
Fresenius SE	72	5,253
GEA Group AG	35	1,685
Hannover Rueck SE	11	1,330
HeidelbergCement AG	27	2,324
Henkel AG & Co. KGaA	20	1,950
Hugo Boss AG	12	790
Infineon Technologies AG	211	2,987
K+S AG (e)	36	843
Kabel Deutschland Holding AG	5	506
Lanxess AG	17	814
Linde AG	35	5,098
Man SE	7	720
Merck KGaA	25	2,049
Metro AG (e)	32	1,005
Muenchener Rueckversicherungs AG	31	6,359
OSRAM Licht AG	17	896
ProSiebenSat.1 Media SE	41	2,103
RTL Group SA	8	658
RWE AG	96	1,236
SAP SE	184	14,839
Siemens AG	149	15,737
Symrise AG	23	1,518
Telefonica Deutschland Holding AG	138	745
ThyssenKrupp AG	72	1,487
United Internet AG	24	1,198
Volkswagen AG	7	1,016
Vonovia SE	89	3,210
Zalando SE (c) (e)	14	473
		192,707
HONG KONG - 3.0%
AIA Group Ltd.	2,259	12,841
ASM Pacific Technology Ltd.	44	342
Bank of East Asia Ltd. (e)	217	809
BOC Hong Kong Holdings Ltd. (e)	704	2,104
Cathay Pacific Airways Ltd.	229	397
Cheung Kong Infrastructure Holdings Ltd. (e)	123	1,203
CK Hutchison Holdings Ltd. (e)	507	6,586
CLP Holdings Ltd.	351	3,181
First Pacific Co. Ltd.	410	306
Galaxy Entertainment Group Ltd. (e)	455	1,708
Hang Lung Properties Ltd. (e)	437	834
Hang Seng Bank Ltd. (e)	145	2,567
Henderson Land Development Co. Ltd.	223	1,370
HK Electric Investments Ltd.	443	390
HKT Trust	504	694
Hong Kong & China Gas Co. Ltd.	1,288	2,408
Hong Kong Exchanges & Clearing Ltd.	214	5,159
Hongkong Electric Holdings Ltd. (e)	258	2,641
Hongkong Land Holdings Ltd.	117	700
Hysan Development Co. Ltd.	110	469
Jardine Matheson Holdings Ltd.	46	2,616
Kerry Properties Ltd.	109	298
Li & Fung Ltd.	1,012	599
Link REIT	428	2,543
Melco Crown Entertainment Ltd. - ADR (e)	16	262
MGM China Holdings Ltd.	175	268
MTR Corp. (e)	269	1,333
New World Development Ltd.	1,015	969
NWS Holdings Ltd.	291	464
PCCW Ltd.	772	500
Shangri-La Asia Ltd.	286	327
Sino Land Co.	583	926
SJM Holdings Ltd. (e)	328	235
Sun Hung Kai Properties Ltd. (e)	325	3,977
Swire Pacific Ltd. - Class A (e)	116	1,246
Swire Properties Ltd.	199	539
Techtronic Industries Co.	270	1,068
WH Group Ltd. (c) (e)	1,028	743
Wharf Holdings Ltd.	262	1,438
Wheelock & Co. Ltd.	181	809
Yue Yuen Industrial Holdings Ltd.	124	426
		68,295
IRELAND - 0.5%
Anglo Irish Bank Corp. Plc (c) (f)	34	—
CRH Plc	155	4,372
Kerry Group Plc - Class A	30	2,750
Paddy Power Betfair Plc	15	2,110
Ryanair Holdings Plc (c)	2	29
The Governor & Co. of the Bank of Ireland (c)	5,007	1,448
		10,709

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ISRAEL - 0.7%
Azrieli Group	6	252
Bank Hapoalim BM	204	1,060
Bank Leumi Le-Israel BM (c)	278	1,000
Bezeq Israeli Telecommunication Corp. Ltd.	343	775
Check Point Software Technologies Ltd. (c) (e)	13	1,158
Delek Group Ltd.	1	155
Israel Chemicals Ltd.	100	435
Mizrahi Tefahot Bank Ltd.	30	355
Mobileye NV (c) (e)	16	608
NICE Systems Ltd.	12	752
Teva Pharmaceutical Industries Ltd.	171	9,203
		15,753
ITALY - 2.0%
Assicurazioni Generali SpA	224	3,313
Atlantia SpA	77	2,128
Banco Popolare SC (c)	72	491
CNH Industrial NV	173	1,173
Enel Green Power SpA	351	754
Enel SpA	1,331	5,901
ENI SpA	476	7,183
Exor SpA	22	795
Ferrari NV (c)	25	1,033
Finmeccanica SpA (c)	76	959
Intesa Sanpaolo SpA	2,370	6,553
Luxottica Group SpA	31	1,727
Mediobanca SpA	100	717
Prysmian SpA (e)	35	782
Saipem SpA (c)	1,085	434
Snam Rete Gas SpA	391	2,448
Telecom Italia SpA (c)	2,210	2,382
Tenaris SA	90	1,115
Terna Rete Elettrica Nazionale SpA	290	1,656
UniCredit SpA	914	3,295
Unione di Banche Italiane SCPA	170	629
UnipolSai SpA	202	466
		45,934
JAPAN - 22.3%
ABC-Mart Inc. (e)	6	390
Acom Co. Ltd. (c) (e)	83	418
AEON Co. Ltd. (e)	125	1,807
AEON Credit Service Co. Ltd.	19	453
AEON Mall Co. Ltd.	20	298
Air Water Inc.	30	445
Aisin Seiki Co. Ltd.	35	1,310
Ajinomoto Co. Inc.	107	2,412
Alfresa Holdings Corp.	33	637
Alps Electric Co. Ltd.	35	616
Amada Holdings Co. NPV	65	633
ANA Holdings Inc. (e)	214	603
Aozora Bank Ltd.	212	739
Asahi Breweries Ltd.	74	2,300
Asahi Glass Co. Ltd.	184	1,007
Asahi Kasei Corp.	237	1,601
Asics Corp.	29	521
Astellas Pharma Inc.	397	5,273
Bank of Kyoto Ltd.	61	398
Bank of Yokohama Ltd. (f)	224	1,018
Benesse Corp.	13	374
Bridgestone Corp.	121	4,520
Brother Industries Ltd.	43	488
Calbee Inc.	14	540
Canon Inc.	201	6,004
Casio Computer Co. Ltd. (e)	41	819
Central Japan Railway Co.	28	4,863
China Bank Ltd.	127	633
Chubu Electric Power Co. Inc.	125	1,747
Chugai Pharmaceutical Co. Ltd.	41	1,271
Chugoku Bank Ltd.	26	271
Chugoku Electric Power Co. Inc.	60	807
Citizen Holdings Co. Ltd.	54	306
Credit Saison Co. Ltd. (e)	28	487
Dai Nippon Printing Co. Ltd.	107	949
Dai-Ichi Life Insurance Co. Ltd.	200	2,418
Daicel Chemical Industries Ltd.	52	703
Daihatsu Motor Co. Ltd. (e)	34	479
Daiichi Sankyo Co. Ltd.	119	2,645
Daikin Industries Ltd.	44	3,249
Dainippon Sumitomo Pharma Co. Ltd. (e)	28	319
Daito Trust Construction Co. Ltd.	13	1,872
Daiwa House Industry Co. Ltd.	112	3,140
Daiwa Securities Group Inc.	311	1,912
Denso Corp.	93	3,737
Dentsu Inc.	41	2,032
Don Quijote Holdings Co. Ltd.	23	799
East Japan Railway Co.	63	5,433
Eisai Co. Ltd.	47	2,808
Electric Power Development Co. Ltd.	28	874
FamilyMart Co. Ltd.	12	608
Fanuc Ltd.	37	5,653
Fast Retailing Co. Ltd.	10	3,131
Fuji Electric Holdings Co. Ltd.	117	405
Fuji Heavy Industries Ltd.	112	3,969
FUJIFILM Holdings Corp.	89	3,510
Fujitsu Ltd.	350	1,294
Fukuoka Financial Group Inc.	154	502
GungHo Online Entertainment Inc. (e)	60	170
Gunma Bank Ltd.	67	277
Hachijuni Bank Ltd.	71	307
Hakuhodo DY Holdings Inc.	49	550
Hamamatsu Photonics KK	25	694
Hankyu Hanshin Holdings Inc.	216	1,377
Hikari Tsushin Inc.	3	221
Hino Motors Ltd.	44	475
Hirose Electric Co. Ltd.	5	590
Hiroshima Bank Ltd.	97	354
Hisamitsu Pharmaceutical Co. Inc.	10	456
Hitachi Chemical Co. Ltd.	23	409
Hitachi Construction Machinery Co. Ltd. (e)	23	371
Hitachi High-Technologies Corp.	13	369
Hitachi Ltd.	913	4,279
Hitachi Metals Ltd.	41	423
Hokuhoku Financial Group Inc.	232	305
Hokuriku Electric Power Co.	35	492
Honda Motor Co. Ltd.	307	8,383
Hoshizaki Electric Co. Ltd.	8	676
Hoya Corp.	79	3,010
Hulic Co. Ltd.	56	531
Idemitsu Kosan Co. Ltd.	16	294
IHI Corp. (e)	247	523
Iida Group Holdings Co. Ltd.	28	539
INPEX Corp.	182	1,378
Isetan Mitsukoshi Holdings Ltd.	68	798
Isuzu Motors Ltd.	108	1,114
ITOCHU Corp.	302	3,716
Itochu Techno-Solutions Corp.	7	128
Iyo Bank Ltd.	40	261
J. Front Retailing Co. Ltd.	43	565
Japan Airlines Co. Ltd.	21	784
Japan Airport Terminal Co. Ltd. (e)	7	263
Japan Exchange Group Inc.	105	1,611
Japan Post Bank Co. Ltd. (e)	75	929
Japan Post Holdings Co. Ltd.	84	1,121
Japan Prime Realty Investment Corp.	—	607

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Japan Real Estate Investment Corp.	—	1,409
Japan Retail Fund Investment Corp.	—	1,143
Japan Tobacco Inc.	206	8,570
JFE Holdings Inc.	95	1,271
JGC Corp. (e)	36	538
Joyo Bank Ltd.	108	370
JSR Corp.	34	489
JTEKT Corp.	42	542
JX Holdings Inc.	432	1,663
Kajima Corp.	156	977
Kakaku.com Inc. (e)	30	551
Kamigumi Co. Ltd.	50	470
Kaneka Corp.	58	497
Kansai Electric Power Co. Inc. (c)	128	1,132
Kansai Paint Co. Ltd.	42	674
Kao Corp.	94	5,007
Kawasaki Heavy Industries Ltd. (e)	262	756
KDDI Corp.	328	8,738
Keihan Electric Railway Co. Ltd.	103	726
Keihin Electric Express Railway Co. Ltd.	93	818
Keio Corp.	114	1,000
Keisei Electric Railway Co. Ltd.	50	703
Keyence Corp.	8	4,611
Kikkoman Corp.	26	853
Kintetsu Group Holdings Co. Ltd.	347	1,406
Kirin Holdings Co. Ltd.	157	2,204
Kobe Steel Ltd.	621	546
Koito Manufacturing Co. Ltd.	19	842
Komatsu Ltd.	174	2,955
Konami Holdings Corp.	18	517
Konica Minolta Holdings Inc.	83	704
Kose Corp.	5	515
Kubota Corp.	208	2,839
Kuraray Co. Ltd.	68	831
Kurita Water Industries Ltd.	22	508
Kyocera Corp.	60	2,620
Kyowa Hakko Kirin Co. Ltd.	40	634
Kyushu Electric Power Co. Inc. (c) (e)	80	760
Kyushu Financial Group Inc.	64	367
Lawson Inc.	13	1,071
LIXIL Group Corp.	49	1,006
M3 Inc.	37	925
Mabuchi Motor Co. Ltd.	10	484
Makita Corp.	23	1,395
Marubeni Corp. (e)	316	1,600
Marui Group Co. Ltd. (e)	45	650
Maruichi Steel Tube Ltd.	7	200
Mazda Motor Corp.	103	1,600
McDonald’s Holdings Co. Japan Ltd. (e)	14	325
Medipal Holdings Corp.	28	443
MEIJI Holdings Co. Ltd.	23	1,881
Minebea Co. Ltd.	65	507
Miraca Holdings Inc.	11	456
Mitsubishi Chemical Holdings Corp.	256	1,335
Mitsubishi Corp.	255	4,314
Mitsubishi Electric Corp.	370	3,877
Mitsubishi Estate Co. Ltd.	237	4,397
Mitsubishi Gas Chemical Co. Inc.	72	387
Mitsubishi Heavy Industries Ltd.	565	2,099
Mitsubishi Logistics Corp. (e)	20	262
Mitsubishi Materials Corp.	198	559
Mitsubishi Motors Corp.	125	933
Mitsubishi Tanabe Pharma Corp.	42	723
Mitsubishi UFJ Financial Group Inc.	2,391	11,077
Mitsubishi UFJ Lease & Finance Co. Ltd.	102	447
Mitsui & Co. Ltd. (e)	326	3,753
Mitsui Chemicals Inc.	167	556
Mitsui Fudosan Co. Ltd.	180	4,483
Mitsui OSK Lines Ltd. (e)	230	468
Mixi Inc.	9	341
Mizuho Financial Group Inc.	4,417	6,583
MS&AD Insurance Group Holdings	96	2,676
Murata Manufacturing Co. Ltd.	38	4,622
Nabtesco Corp.	25	567
Nagoya Railroad Co. Ltd. (e)	174	812
Namco Bandai Holdings Inc.	33	719
NEC Corp.	472	1,187
Nexon Co. Ltd.	28	471
NGK Insulators Ltd.	51	941
NGK Spark Plug Co. Ltd.	32	613
NH Foods Ltd. (e)	34	748
NHK Spring Co. Ltd.	31	296
Nidec Corp.	42	2,894
Nikon Corp. (e)	61	931
Nintendo Co. Ltd.	20	2,900
Nippon Building Fund Inc.	—	1,604
Nippon Electric Glass Co. Ltd.	86	440
Nippon Express Co. Ltd.	166	755
Nippon Paint Holdings Co. Ltd. (e)	25	553
Nippon Prologis REIT Inc. (e)	—	709
Nippon Steel Corp.	141	2,702
Nippon Telegraph & Telephone Corp.	130	5,602
Nippon Yusen KK	317	611
Nissan Motor Co. Ltd. (e)	475	4,392
Nisshin Seifun Group Inc.	42	661
Nissin Foods Holdings Co. Ltd.	11	526
Nitori Co. Ltd.	14	1,290
Nitto Denko Corp. (e)	31	1,722
NOK Corp.	16	266
Nomura Holdings Inc. (e)	697	3,112
Nomura Real Estate Holdings Inc.	21	395
Nomura Real Estate Master Fund Inc.	1	966
Nomura Research Institute Ltd.	24	800
NSK Ltd.	85	780
NTT Data Corp.	25	1,229
NTT DoCoMo Inc.	267	6,072
NTT Urban Development Corp.	19	186
Obayashi Corp.	125	1,232
Obic Co. Ltd.	13	692
Odakyu Electric Railway Co. Ltd.	123	1,338
Oji Holdings Corp.	163	655
Olympus Corp.	53	2,038
Omron Corp.	35	1,053
Ono Pharmaceutical Co. Ltd.	79	3,321
Oracle Corp. Japan	8	460
Oriental Land Co. Ltd. (e)	38	2,697
ORIX Corp.	254	3,612
Osaka Gas Co. Ltd.	354	1,359
Otsuka Corp.	9	491
Otsuka Holdings Co. Ltd.	74	2,699
Panasonic Corp.	423	3,827
Park24 Co. Ltd.	18	498
Rakuten Inc.	173	1,666
Recruit Holdings Co. Ltd.	25	762
Resona Holdings Inc.	413	1,473
Ricoh Co. Ltd. (e)	136	1,386
Rinnai Corp.	6	565
Rohm Co. Ltd.	17	723
Ryohin Keikaku Co. Ltd.	5	1,014
Sankyo Co. Ltd.	9	335
Sanrio Co. Ltd. (e)	10	197
Santen Pharmaceutical Co. Ltd.	67	999
SBI Holdings Inc.	44	444
Secom Co. Ltd.	40	2,961
Sega Sammy Holdings Inc.	33	356
Seibu Holdings Inc.	23	491

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Seiko Epson Corp.	55	885
Sekisui Chemical Co. Ltd.	79	973
Sekisui House Ltd.	112	1,888
Seven & I Holdings Co. Ltd.	142	6,053
Seven Bank Ltd.	124	529
Shikoku Electric Power Co. Inc. (e)	32	427
Shimadzu Corp.	44	690
Shimamura Co. Ltd.	4	499
Shimano Inc.	15	2,321
Shimizu Corp.	111	940
Shin-Etsu Chemical Co. Ltd.	79	4,054
Shinsei Bank Ltd. (e)	352	459
Shionogi & Co. Ltd.	57	2,679
Shiseido Co. Ltd.	66	1,479
Shizuoka Bank Ltd.	99	714
Showa Shell Sekiyu KK	29	262
SMC Corp.	10	2,340
SoftBank Group Corp.	181	8,643
Sohgo Security Services Co. Ltd. (e)	13	677
Sompo Japan Nipponkoa Holdings	62	1,764
Sony Corp.	238	6,122
Sony Financial Holdings Inc.	32	412
Stanley Electric Co. Ltd.	26	583
Sumitomo Chemical Co. Ltd.	282	1,276
Sumitomo Corp.	210	2,087
Sumitomo Electric Industries Ltd.	141	1,713
Sumitomo Heavy Industries Ltd.	92	380
Sumitomo Metal Mining Co. Ltd.	98	970
Sumitomo Mitsui Financial Group Inc. (e)	240	7,271
Sumitomo Mitsui Trust Holdings Inc.	619	1,812
Sumitomo Realty & Development Co. Ltd.	68	1,973
Sumitomo Rubber Industries Inc.	31	473
Suntory Beverage & Food Ltd.	27	1,224
Suruga Bank Ltd. (e)	34	597
Suzuken Co. Ltd.	14	476
Suzuki Motor Corp.	71	1,888
Sysmex Corp.	28	1,765
T&D Holdings Inc.	105	980
Taiheiyo Cement Corp.	233	536
Taisei Corp.	191	1,261
Taisho Pharmaceutical Holdings Co. Ltd. (e)	6	468
Taiyo Nippon Sanso Corp.	24	228
Takashimaya Co. Ltd.	53	443
Takeda Pharmaceutical Co. Ltd.	148	6,734
TDK Corp.	23	1,287
Teijin Ltd.	190	662
Terumo Corp.	59	2,101
THK Co. Ltd. (e)	25	466
Tobu Railway Co. Ltd.	200	997
Toho Co. Ltd.	22	576
Toho Gas Co. Ltd.	76	539
Tohoku Electric Power Co. Inc.	85	1,089
Tokio Marine Holdings Inc.	128	4,319
Tokyo Electric Power Co. Inc. (c)	268	1,470
Tokyo Electron Ltd.	33	2,136
Tokyo Gas Co. Ltd.	434	2,023
Tokyo Tatemono Co. Ltd.	37	454
Tokyu Corp.	206	1,725
Tokyu Fudosan Holdings Corp.	92	626
TonenGeneral Sekiyu KK	57	516
Toppan Printing Co. Ltd.	97	813
Toray Industries Inc.	279	2,381
Toshiba Corp. (c) (e)	751	1,460
TOTO Ltd. (e)	27	825
Toyo Seikan Group Holdings Ltd.	30	559
Toyo Suisan Kaisha Ltd.	16	574
Toyoda Gosei Co. Ltd.	15	285
Toyota Industries Corp.	31	1,406
Toyota Motor Corp.	509	26,989
Toyota Tsusho Corp.	42	941
Trend Micro Inc.	19	688
Unicharm Corp.	70	1,530
United Urban Investment Corp.	1	892
USS Co. Ltd.	40	633
West Japan Railway Co.	32	1,970
Yahoo! Japan Corp. (e)	265	1,128
Yakult Honsha Co. Ltd. (e)	17	765
Yamada Denki Co. Ltd. (e)	127	599
Yamaguchi Financial Group Inc. (e)	41	372
Yamaha Corp.	33	978
Yamaha Motor Co. Ltd.	51	844
Yamato Holdings Co. Ltd.	62	1,233
Yamazaki Baking Co. Ltd.	18	379
Yaskawa Electric Corp. (e)	41	473
Yokogawa Electric Corp.	39	405
Yokohama Rubber Co. Ltd.	22	358
		504,201
JERSEY - 0.1%
Randgold Resources Ltd.	18	1,626

LUXEMBOURG - 0.2%
ArcelorMittal (e)	320	1,445
Millicom International Cellular SA - SDR	12	644
SES SA - FDR	61	1,794
		3,883
MACAU - 0.1%
Sands China Ltd. (e)	469	1,915
Wynn Macau Ltd. (e)	269	416
		2,331
MALTA - 0.0%
BGP Holdings Plc (c) (f)	479	—

NETHERLANDS - 5.0%
Aegon NV	346	1,901
AerCap Holdings NV (c)	18	685
Airbus Group NV	111	7,371
Akzo Nobel NV	47	3,182
Altice NV (c)	23	408
Altice NV (c)	68	1,202
ASML Holding NV	65	6,517
Gemalto NV (e)	16	1,170
Heineken Holding NV	19	1,515
Heineken NV	44	3,989
ING Groep NV - CVA	728	8,710
Koninklijke Ahold NV	155	3,492
Koninklijke Boskalis Westminster NV	17	657
Koninklijke DSM NV	35	1,910
Koninklijke KPN NV	617	2,582
Koninklijke Philips Electronics NV (e)	180	5,129
Koninklijke Vopak NV	12	605
NN Group NV	44	1,431
NXP Semiconductors NV (c)	25	2,057
OCI (c)	14	264
Qiagen NV (c)	40	887
Randstad Holding NV (e)	25	1,367
Relx NV	185	3,226
Royal Dutch Shell Plc - Class A	740	17,869
Royal Dutch Shell Plc - Class B	744	18,106
TNT NV	85	767
Unilever NV - CVA	306	13,694
Wolters Kluwer NV	58	2,307
		113,000
NEW ZEALAND - 0.2%
Auckland International Airport Ltd. (e)	174	774

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Contact Energy Ltd.	151	522
Fletcher Building Ltd. (e)	128	700
Meridian Energy Ltd. (e)	213	384
Mighty River Power Ltd.	119	239
Ryman Healthcare Ltd.	61	351
Spark New Zealand Ltd. (e)	350	883
		3,853
NORWAY - 0.6%
DNB ASA	186	2,191
Gjensidige Forsikring ASA	37	623
Norsk Hydro ASA	247	1,016
Orkla ASA	158	1,427
Schibsted ASA (e)	13	368
Schibsted ASA - Series B (c) (e)	18	505
StatoilHydro ASA	214	3,341
Telenor ASA	139	2,251
Yara International ASA	33	1,226
		12,948
PORTUGAL - 0.2%
Banco Comercial Portugues SA (c) (e)	7,752	314
Banco Espirito Santo SA (c) (f)	413	—
Energias de Portugal SA	444	1,578
Galp Energia SGPS SA	91	1,142
Jeronimo Martins SGPS SA	50	824
		3,858
SINGAPORE - 1.3%
Ascendas REIT	380	674
CapitaLand Ltd.	500	1,137
CapitaMall Trust	451	699
Captialand Commerical Trust	383	418
City Developments Ltd.	86	519
ComfortDelGro Corp. Ltd.	430	931
DBS Group Holdings Ltd.	331	3,772
Genting International Plc	1,083	671
Global Logistic Properties Ltd. (e)	616	878
Golden Agri-Resources Ltd.	1,187	361
Hutchison Port Holdings Trust	1,066	533
Jardine Cycle & Carriage Ltd.	24	708
Keppel Corp. Ltd.	280	1,212
Noble Group Ltd. (c) (e)	737	240
Oversea-Chinese Banking Corp. Ltd.	577	3,782
SembCorp Industries Ltd.	204	456
SembCorp Marine Ltd. (e)	152	186
Singapore Airlines Ltd.	100	845
Singapore Exchange Ltd.	157	925
Singapore Press Holdings Ltd. (e)	314	932
Singapore Technologies Engineering Ltd.	279	668
Singapore Telecommunications Ltd.	1,524	4,314
StarHub Ltd.	134	334
Suntec REIT	492	612
United Overseas Bank Ltd.	248	3,462
UOL Group Ltd.	95	421
Wilmar International Ltd.	345	860
Yangzijiang Shipbuilding Holdings Ltd.	293	213
		30,763
SPAIN - 3.1%
Abertis Infraestructuras SA - Class A	100	1,646
ACS Actividades de Construccion y Servicios SA	37	1,110
Aena SA (c)	13	1,675
Amadeus IT Holding SA (e)	83	3,542
Banco Bilbao Vizcaya Argentaria SA	1,199	7,917
Banco de Sabadell SA	943	1,693
Banco Popular Espanol SA (e)	317	823
Banco Santander SA	2,707	11,887
Bankia SA	894	841
Bankinter SA	130	919
CaixaBank SA	508	1,498
Distribuidora Internacional de Alimentacion SA	115	597
Enagas SA	42	1,249
Endesa SA	60	1,143
Ferrovial SA	92	1,977
Gas Natural SDG SA	67	1,362
Grifols SA - Class A (e)	55	1,220
Iberdrola SA (e)	1,027	6,836
Inditex SA	205	6,857
Mapfre SA	190	408
Red Electrica Corp. SA	21	1,817
Repsol SA (e)	206	2,313
Telefonica SA	848	9,473
Zardoya Otis SA	33	378
		69,181
SWEDEN - 2.9%
Alfa Laval AB	55	897
Assa Abloy AB - Class B (e)	192	3,778
Atlas Copco AB - Class A	129	3,234
Atlas Copco AB - Class B	73	1,727
Boliden AB (e)	54	858
Electrolux AB - Class B	44	1,165
Getinge AB - Class B (e)	37	860
Hennes & Mauritz AB - Class B	178	5,929
Hexagon AB - Class B	50	1,946
Husqvarna AB - Class B	81	591
ICA Gruppen AB (e)	17	552
Industrivarden AB - Class C	31	534
Investor AB - Class B (e)	85	2,995
Kinnevik Investment AB - Class B	43	1,222
Lundin Petroleum AB (c)	44	744
Nordea Bank AB	573	5,495
Sandvik AB (e)	204	2,108
Securitas AB - Class B	62	1,030
Skandinaviska Enskilda Banken AB - Class A	288	2,743
Skanska AB - Class B	74	1,685
SKF AB - Class B (e)	78	1,402
Svenska Cellulosa AB - Class B	116	3,620
Svenska Handelsbanken AB - Class A	287	3,637
Swedbank AB - Class A	173	3,722
Swedish Match AB (e)	36	1,220
Tele2 AB - Class B	65	603
Telefonaktiebolaget LM Ericsson - Class B	575	5,754
TeliaSonera AB	482	2,497
Volvo AB - Class B	291	3,190
		65,738
SWITZERLAND - 9.1%
ABB Ltd.	411	8,015
Actelion Ltd.	20	2,911
Adecco SA	32	2,063
Aryzta AG	16	656
Baloise Holding AG	10	1,244
Barry Callebaut AG	—	433
Cie Financiere Richemont SA	98	6,462
Credit Suisse Group AG	337	4,757
Dufry AG (c)	7	877
EMS-Chemie Holding AG	2	788
Galenica AG (c)	1	1,145
Geberit AG	7	2,686
Givaudan SA	2	3,367
Glencore Plc	2,334	5,249
Julius Baer Group Ltd.	42	1,794
Kuehne & Nagel International AG	10	1,394
LafargeHolcim Ltd.	85	4,002

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Lindt & Spruengli AG	—	1,422
Lonza Group AG	10	1,690
Nestle SA	600	44,741
Novartis AG	428	30,946
Pargesa Holding SA	6	380
Partners Group Holding AG	3	1,185
Roche Holding AG	132	32,427
Schindler Holding AG	4	681
SGS SA	1	2,169
Sika AG	—	1,560
Sonova Holding AG	10	1,259
STMicroelectronics NV (e)	119	660
Sulzer AG (e)	3	259
Swatch Group AG (e)	6	1,988
Swatch Group AG	9	622
Swiss Life Holding AG	6	1,643
Swiss Prime Site AG	13	1,152
Swiss Re AG	66	6,134
Swisscom AG	5	2,608
Syngenta AG	17	7,206
UBS Group AG	685	11,026
Zurich Insurance Group AG	28	6,538
		206,139
UNITED KINGDOM - 17.3%
3i Group Plc	176	1,154
Aberdeen Asset Management Plc	164	651
Admiral Group Plc	40	1,150
Aggreko Plc	52	797
Anglo American Plc	260	2,051
Antofagasta Plc (e)	71	475
ARM Holdings Plc	269	3,916
Ashtead Group Plc	92	1,135
Associated British Foods Plc	68	3,277
AstraZeneca Plc	237	13,235
Auto Trader Group Plc	176	987
Aviva Plc	761	4,966
Babcock International Group Plc	44	596
BAE Systems Plc	605	4,413
Barclays Plc	3,140	6,740
Barratt Developments Plc	186	1,494
Berkeley Group Holdings Plc	23	1,073
BHP Billiton Plc	396	4,439
BP Plc	3,438	17,204
British American Tobacco Plc	350	20,472
British Land Co. Plc	184	1,850
BT Group Plc	1,586	10,016
Bunzl Plc	65	1,884
Burberry Group Plc	86	1,690
Capita Group Plc	126	1,886
Carnival Plc	35	1,857
Centrica Plc	957	3,125
Cobham Plc	211	658
Coca-Cola HBC AG	38	798
Compass Group Plc	308	5,422
Croda International Plc	25	1,083
Diageo Plc	472	12,719
Direct Line Insurance Group Plc	264	1,403
Dixons Carphone Plc	190	1,159
easyJet Plc	28	606
Experian Plc	184	3,284
Fiat Chrysler Automobiles NV	167	1,348
Fresnillo Plc	39	527
G4S Plc	302	824
GKN Plc	318	1,318
GlaxoSmithKline Plc	914	18,497
Hammerson Plc	142	1,180
Hargreaves Lansdown Plc	51	979
HSBC Holdings Plc	3,679	22,881
ICAP Plc	102	693
IMI Plc	54	744
Imperial Brands Plc	180	9,942
Inmarsat Plc	86	1,210
InterContinental Hotels Group Plc	46	1,883
International Consolidated Airlines Group SA	149	1,184
Intertek Group Plc	31	1,403
Intu Properties Plc	173	774
Investec Plc	108	789
ITV Plc	713	2,465
J Sainsbury Plc (e)	256	1,016
Johnson Matthey Plc	36	1,432
Kingfisher Plc	423	2,279
Land Securities Group Plc	147	2,320
Legal & General Group Plc	1,138	3,835
Lloyds Banking Group Plc	10,699	10,420
London Stock Exchange Group Plc	58	2,356
Marks & Spencer Group Plc	307	1,791
Mediclinic International Plc	69	887
Meggitt Plc	138	807
Merlin Entertainments Plc	139	921
Mondi Plc	69	1,323
National Grid Plc	701	9,922
Next Plc	27	2,126
Old Mutual Plc	917	2,533
Pearson Plc	153	1,916
Persimmon Plc	57	1,718
Petrofac Ltd.	52	688
Provident Financial Plc	28	1,197
Prudential Plc (a)	482	8,961
Reckitt Benckiser Group Plc	119	11,520
Relx Plc	209	3,881
Rexam Plc	130	1,178
Rio Tinto Plc	232	6,498
Rolls-Royce Holdings Plc	344	3,358
Royal Bank of Scotland Group Plc (c)	639	2,039
Royal Mail Plc	173	1,195
RSA Insurance Group Plc	191	1,303
SABMiller Plc	182	11,122
Sage Group Plc	209	1,885
Schroders Plc	23	873
Segro Plc	150	881
Severn Trent Plc	46	1,435
Shire Plc	111	6,329
Sky Plc	195	2,869
Smith & Nephew Plc	169	2,787
Smiths Group Plc	75	1,164
Sports Direct International Plc (c)	46	251
SSE Plc	192	4,118
St. James’s Place Plc	101	1,329
Standard Chartered Plc	615	4,162
Standard Life Plc	366	1,865
Tate & Lyle Plc	89	734
Taylor Wimpey Plc	610	1,663
Tesco Plc (c)	1,556	4,274
Travis Perkins Plc	47	1,229
TUI AG	91	1,411
Unilever Plc	241	10,846
United Utilities Group Plc	128	1,696
Vodafone Group Plc	4,983	15,835
Weir Group Plc	38	600
Whitbread Plc	35	1,959
William Hill Plc	170	795
WM Morrison Supermarkets Plc	426	1,214
Wolseley Plc	48	2,729
Worldpay Group Plc (c)	197	777

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
WPP Plc	242	5,642
		390,200
UNITED STATES OF AMERICA - 0.0%
Taro Pharmaceutical Industries Ltd. (c)	1	179
Total Common Stocks (cost $2,193,561)		2,219,765

PREFERRED STOCKS - 0.7%
GERMANY - 0.5%
Bayerische Motoren Werke AG	11	861
Fuchs Petrolub AG	13	569
Henkel AG & Co. KGaA	34	3,753
Porsche Automobil Holding SE	30	1,528
Volkswagen AG	35	4,454
		11,165
ITALY - 0.1%
Intesa Sanpaolo SpA	160	416
Telecom Italia SpA	1,154	1,010
		1,426
SWITZERLAND - 0.1%
Lindt & Spruengli AG	—	1,183
Schindler Holding AG	9	1,587
		2,770
Total Preferred Stocks (cost $14,946)		15,361

OTHER EQUITY INTERESTS - 0.0%
AUSTRIA - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 0.2%
JNL Money Market Fund, 0.29% (a) (h)	4,126	4,126
Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	94,387	94,387
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.30%, 06/23/16 (o)	$4,500	4,498
Total Short Term Investments (cost $103,010)		103,011
Total Investments - 103.6% (cost $2,311,517)		2,338,137
Other Assets and Liabilities, Net - (3.6%)		(81,587)
Total Net Assets - 100.0%		$2,256,550

JNL/Mellon Capital Bond Index Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.9%
Ally Auto Receivables Trust, 1.84%, 01/15/19	$1,000	$1,009
AmeriCredit Automobile Receivables Trust, 1.27%, 08/08/17	500	500
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.72%, 05/11/17 (i)	235	241
Capital One Multi-Asset Execution Trust, 1.39%, 03/15/18	500	502
CarMax Auto Owner Trust, 0.80%, 07/16/18	415	414
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	282	290
Chase Issuance Trust
1.01%, 10/17/16	500	500
1.38%, 11/15/17	1,000	1,003
Citibank Credit Card Issuance Trust
1.73%, 04/09/18	1,000	1,010
2.88%, 01/21/21	300	314
Citigroup Commercial Mortgage Trust REMIC, 3.62%, 07/10/24	500	532
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.62%, 10/15/48	157	157
Cobalt Commercial Mortgage-Backed Securities Trust REMIC, 5.22%, 08/15/48	183	185
COMM Mortgage Trust REMIC
2.84%, 03/10/19	400	412
2.87%, 01/10/20	490	506
4.26%, 09/10/23	650	724
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 01/10/19	145	149
Commercial Mortgage Trust REMIC
3.55%, 04/10/24	500	529
3.82%, 05/10/24	500	537
3.97%, 07/10/24	400	422
3.08%, 12/10/24	500	511
3.18%, 01/10/25	1,000	1,034
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	192	194
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22	277	319
Fifth Third Auto Trust, 1.47%, 06/15/17	180	180
Ford Credit Auto Lease Trust, 0.89%, 09/15/17	926	926
GS Mortgage Securities Trust REMIC, 3.48%, 11/10/21	750	797
Honda Auto Receivables Owner Trust, 0.99%, 10/16/17	500	500
JPMBB Commercial Mortgage Securities Trust REMIC
3.05%, 04/15/19	150	155
1.45%, 01/15/20	439	436
4.13%, 09/15/23	500	553
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.70%, 04/12/17 (i)	194	199
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 01/15/17	310	316
5.87%, 09/15/45 (i)	735	773
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.17%, 11/12/16	160	162
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
3.09%, 08/15/18	500	518
2.86%, 09/15/22	250	257
3.74%, 07/15/24	500	536
UBS-Barclays Commercial Mortgage Trust REMIC
3.09%, 09/10/22	350	363
2.85%, 12/10/22	500	512
United Airlines Inc. Pass-Through Trust
4.30%, 08/15/25	232	241
3.75%, 09/03/26	194	194
US Airways Pass-Through Trust, 3.95%, 11/15/25	226	233
Wells Fargo-RBS Commercial Mortgage Trust REMIC
2.03%, 02/16/18	500	503
2.92%, 11/15/18	500	514
2.87%, 10/17/22	360	370
3.68%, 07/15/24	500	534
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,422)		21,766

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 25.7%
CONSUMER DISCRETIONARY - 2.1%
21st Century Fox America Inc.
4.50%, 02/15/21	400	441
6.20%, 12/15/34	50	60
6.15%, 02/15/41	300	358
Amazon.com Inc.
2.60%, 12/05/19	300	312
2.50%, 11/29/22	200	204
American Honda Finance Corp., 1.55%, 12/11/17	500	503
AutoNation, Inc., 6.75%, 04/15/18	200	215
AutoZone Inc., 3.25%, 04/15/25	350	351
BorgWarner Inc., 4.38%, 03/15/45	200	191
California Institute of Technology, 4.32%, 08/01/45	40	44
Carnival Corp., 3.95%, 10/15/20	200	213
CBS Corp.
5.63%, 09/15/19	500	548
4.00%, 01/15/26	500	522
4.85%, 07/01/42	150	145
CCO Safari II LLC
3.58%, 07/23/20 (r)	500	511
4.91%, 07/23/25 (r)	340	359
6.83%, 10/23/55 (r)	200	216
Comcast Corp.
5.70%, 05/15/18	200	219
2.75%, 03/01/23	50	52
3.38%, 08/15/25	290	309
4.20%, 08/15/34	500	529
6.50%, 11/15/35	100	133
6.95%, 08/15/37	250	351
4.75%, 03/01/44	300	338
Discovery Communications LLC
5.63%, 08/15/19	100	110
5.05%, 06/01/20	200	214
6.35%, 06/01/40	100	102
Dollar General Corp., 3.25%, 04/15/23	250	252
Ford Motor Co.
7.45%, 07/16/31	300	391
4.75%, 01/15/43 (e)	300	299
Gap Inc., 5.95%, 04/12/21	300	325
General Motors Co., 5.00%, 04/01/35	440	415
Grupo Televisa SAB, 6.63%, 03/18/25	100	119
Hasbro Inc., 6.35%, 03/15/40	300	352
Home Depot Inc.
2.00%, 06/15/19	300	308
2.00%, 04/01/21	310	313
5.88%, 12/16/36	250	325
Interpublic Group of Cos. Inc., 4.20%, 04/15/24	250	258
Johnson Controls Inc., 3.75%, 12/01/21	250	258
Kohl’s Corp.
4.00%, 11/01/21 (e)	300	314
4.25%, 07/17/25	500	493
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	110
5.50%, 10/15/35	150	182
5.80%, 04/15/40	300	383
4.38%, 09/15/45	150	167
Macy’s Retail Holdings Inc.
6.65%, 07/15/24	200	230
6.90%, 04/01/29	250	269
Marriott International Inc., 3.13%, 10/15/21	300	306
Mattel Inc., 2.35%, 05/06/19 (e)	200	203
McDonald’s Corp.
5.35%, 03/01/18	300	323
2.75%, 12/09/20	230	238
3.70%, 01/30/26	175	185
6.30%, 03/01/38	200	252
4.88%, 12/09/45	165	180
NBCUniversal Media LLC
5.15%, 04/30/20	200	227
4.38%, 04/01/21	500	559
6.40%, 04/30/40	250	335
NIKE Inc, 2.25%, 05/01/23	200	205
Nordstrom Inc., 4.00%, 10/15/21	225	238
Scripps Networks Interactive Inc.
2.80%, 06/15/20	250	251
3.50%, 06/15/22	250	250
Staples Inc., 4.38%, 01/12/23 (l)	100	100
Starbucks Corp., 2.70%, 06/15/22	225	233
Target Corp.
2.30%, 06/26/19	200	207
6.50%, 10/15/37	500	693
Thomson Reuters Corp.
6.50%, 07/15/18	200	220
3.95%, 09/30/21	200	211
Time Warner Cable Inc.
5.85%, 05/01/17	150	156
8.75%, 02/14/19	169	198
7.30%, 07/01/38	300	352
6.75%, 06/15/39	300	338
Time Warner Inc.
3.40%, 06/15/22 (e)	500	520
7.63%, 04/15/31	200	255
6.10%, 07/15/40	200	228
4.85%, 07/15/45	90	92
TJX Cos. Inc., 2.75%, 06/15/21	200	208
University of Notre Dame du Lac, 3.44%, 02/15/45	250	246
University of Southern California, 5.25%, 10/01/11	20	24
Viacom Inc.
3.88%, 04/01/24	250	249
7.88%, 07/30/30	125	169
4.38%, 03/15/43	300	232
Walt Disney Co.
1.10%, 12/01/17	396	398
2.75%, 08/16/21	300	315
7.00%, 03/01/32	50	71
4.38%, 08/16/41	500	552
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	506
		23,838
CONSUMER STAPLES - 1.8%
Altria Group Inc.
2.85%, 08/09/22	500	517
9.95%, 11/10/38 (l)	33	58
4.50%, 05/02/43	200	215
Anheuser-Busch Cos. Inc., 6.45%, 09/01/37	500	640
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	200	201
4.38%, 02/15/21 (e)	200	221
2.50%, 07/15/22	300	303
Archer Daniels Midland Co., 4.02%, 04/16/43	500	502
Campbell Soup Co., 4.25%, 04/15/21	300	325
Clorox Co., 3.80%, 11/15/21	250	268
Coca-Cola Co., 3.15%, 11/15/20	300	322
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	200	207
ConAgra Foods Inc.
7.00%, 04/15/19	48	54
3.25%, 09/15/22	300	306
CVS Caremark Corp.
5.75%, 06/01/17	151	159

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.13%, 05/15/21	400	438
CVS Health Corp.
2.80%, 07/20/20	280	291
3.50%, 07/20/22	500	536
5.13%, 07/20/45	200	232
Diageo Capital Plc
1.13%, 04/29/18	750	747
4.83%, 07/15/20	100	113
Diageo Investment Corp., 8.00%, 09/15/22	100	129
General Mills Inc., 3.65%, 02/15/24	303	321
HJ Heinz Co.
2.80%, 07/02/20 (r)	210	215
5.20%, 07/15/45 (r)	80	90
HJ Heinz Finance Co., 6.75%, 03/15/32	500	610
JM Smucker Co.
1.75%, 03/15/18	250	251
3.50%, 03/15/25	300	315
Kellogg Co.
4.15%, 11/15/19	140	151
4.00%, 12/15/20	127	138
Kimberly-Clark Corp.
7.50%, 11/01/18	250	289
1.90%, 05/22/19	200	203
Kraft Foods Group Inc.
6.13%, 08/23/18	221	244
5.00%, 06/04/42	200	218
Kroger Co.
6.40%, 08/15/17	200	214
6.15%, 01/15/20	200	231
7.50%, 04/01/31	150	196
Mead Johnson Nutrition Co., 4.60%, 06/01/44	200	201
Mondelez International Inc.
2.25%, 02/01/19	200	204
6.50%, 02/09/40	243	307
Pepsi Bottling Group Inc., 7.00%, 03/01/29	575	801
PepsiCo Inc.
7.90%, 11/01/18	300	350
3.10%, 07/17/22	500	534
4.45%, 04/14/46	180	201
Philip Morris International Inc.
1.13%, 08/21/17	500	501
1.88%, 01/15/19	500	508
2.90%, 11/15/21	300	317
4.38%, 11/15/41	300	320
Procter & Gamble Co.
2.30%, 02/06/22	500	515
6.45%, 01/15/26	500	667
5.55%, 03/05/37	100	131
Reynolds American Inc.
8.13%, 06/23/19 (l)	250	299
4.85%, 09/15/23	150	169
5.70%, 08/15/35	100	117
5.85%, 08/15/45	210	255
Sysco Corp., 2.60%, 06/12/22	500	503
Tyson Foods Inc., 5.15%, 08/15/44	200	224
Unilever Capital Corp., 4.80%, 02/15/19	500	550
Wal-Mart Stores Inc.
4.13%, 02/01/19	300	325
4.25%, 04/15/21	400	449
6.20%, 04/15/38	300	406
5.25%, 09/01/35	500	619
4.88%, 07/08/40	300	355
4.30%, 04/22/44	150	168
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	200	200
3.80%, 11/18/24	200	206
4.50%, 11/18/34	200	194
		21,066
ENERGY - 2.8%
Access Midstream Partners LP, 4.88%, 05/15/23	250	217
Anadarko Petroleum Corp., 6.45%, 09/15/36	250	250
Apache Corp.
3.63%, 02/01/21 (e)	400	399
4.75%, 04/15/43	200	180
Baker Hughes Inc., 5.13%, 09/15/40	200	200
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	169
BP Capital Markets Plc
1.85%, 05/05/17	400	402
2.32%, 02/13/20	250	252
3.06%, 03/17/22	200	205
3.81%, 02/10/24	500	520
Burlington Resources Finance Co., 7.20%, 08/15/31	100	111
Cameron International Corp., 5.13%, 12/15/43	175	178
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	129
6.25%, 03/15/38	300	276
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	46
6.63%, 11/01/37	200	238
Chevron Corp.
1.72%, 06/24/18	300	303
1.79%, 11/16/18	415	420
3.19%, 06/24/23	500	516
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	800	774
4.25%, 05/09/43	300	284
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (r)	100	101
Conoco Funding Co., 7.25%, 10/15/31	75	83
ConocoPhillips Co.
6.65%, 07/15/18	75	82
6.00%, 01/15/20	650	723
4.15%, 11/15/34	200	179
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	225
Devon Energy Corp., 4.00%, 07/15/21	750	668
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	98
Ecopetrol SA
4.25%, 09/18/18 (e)	500	506
4.13%, 01/16/25	250	212
Enable Midstream Partners LP, 3.90%, 05/15/24	200	158
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	198
Energy Transfer Partners LP
9.70%, 03/15/19	222	245
7.50%, 07/01/38	200	193
6.50%, 02/01/42	150	138
Enterprise Products Operating LLC
5.25%, 01/31/20	300	325
3.70%, 02/15/26	350	347
6.88%, 03/01/33	25	28
6.45%, 09/01/40	100	109
4.45%, 02/15/43	300	268
4.95%, 10/15/54	300	260
EOG Resources Inc.
2.63%, 03/15/23	200	190
3.15%, 04/01/25	200	194
Exxon Mobil Corp.
1.71%, 03/01/19	415	420
2.22%, 03/01/21	410	417
3.04%, 03/01/26	315	322
4.11%, 03/01/46	205	217
Halliburton Co.
2.70%, 11/15/20	230	234

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.80%, 11/15/25	150	150
7.45%, 09/15/39	250	314
5.00%, 11/15/45	120	118
Hess Corp.
7.30%, 08/15/31	35	37
5.60%, 02/15/41	400	357
Kerr-McGee Corp., 6.95%, 07/01/24	230	243
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	568
3.50%, 09/01/23	300	272
5.00%, 03/01/43	300	248
5.40%, 09/01/44	250	216
Kinder Morgan Inc.
2.00%, 12/01/17	300	297
5.30%, 12/01/34	350	303
Magellan Midstream Partners LP
4.25%, 02/01/21	300	314
3.20%, 03/15/25	500	479
Marathon Oil Corp., 5.90%, 03/15/18	300	300
Marathon Petroleum Corp., 3.63%, 09/15/24	200	183
MPLX LP, 4.88%, 06/01/25 (r)	250	228
Nabors Industries Inc., 6.15%, 02/15/18	300	299
National Oilwell Varco Inc., 2.60%, 12/01/22	750	636
Nexen Inc., 5.88%, 03/10/35	50	55
Noble Energy Inc., 3.90%, 11/15/24	750	707
Noble Holding International Ltd., 2.50%, 03/15/17	400	378
Occidental Petroleum Corp., 4.63%, 06/15/45	100	104
ONEOK Partners LP
3.38%, 10/01/22	250	224
6.65%, 10/01/36	150	140
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	526
6.63%, 06/15/35 (e)	150	144
Petro-Canada, 7.00%, 11/15/28	75	85
Petroleos Mexicanos
6.00%, 03/05/20	500	529
5.50%, 01/21/21 (e)	700	726
5.50%, 06/27/44	500	416
5.63%, 01/23/46	350	294
Phillips 66
4.30%, 04/01/22	500	533
4.65%, 11/15/34	250	248
Phillips 66 Partners LP, 2.65%, 02/15/20	200	193
Pioneer Natural Resources Co., 3.95%, 07/15/22	200	202
Plains All American Pipeline LP
6.50%, 05/01/18	100	104
6.70%, 05/15/36	100	93
4.30%, 01/31/43	200	145
Regency Energy Partners LP, 6.50%, 07/15/21	350	345
Shell International Finance BV
2.00%, 11/15/18	400	405
4.38%, 03/25/20	300	328
6.38%, 12/15/38	200	245
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (k) (r)	250	258
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	275
Statoil ASA
1.15%, 05/15/18 (e)	500	496
3.15%, 01/23/22	200	206
3.70%, 03/01/24	200	209
3.95%, 05/15/43	300	286
Suncor Energy Inc., 6.50%, 06/15/38	300	323
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	300	268
Total Capital Canada Ltd., 2.75%, 07/15/23	300	300
Total Capital International SA, 2.10%, 06/19/19	750	763
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	217
3.80%, 10/01/20	400	415
4.88%, 01/15/26	350	370
6.20%, 10/15/37	100	105
5.00%, 10/16/43	150	145
Valero Energy Corp.
9.38%, 03/15/19	250	295
3.65%, 03/15/25	250	246
Western Gas Partners LP, 2.60%, 08/15/18	250	238
Williams Partners LP
5.25%, 03/15/20	300	288
4.00%, 09/15/25	350	282
6.30%, 04/15/40	200	166
		32,091
FINANCIALS - 8.9%
Abbey National Treasury Services Plc
3.05%, 08/23/18	400	411
2.00%, 08/24/18	500	503
ACE INA Holdings Inc.
2.70%, 03/13/23	500	505
4.35%, 11/03/45	500	545
Aflac Inc., 3.63%, 06/15/23	200	210
Agricultural Bank of China Ltd., 2.75%, 05/21/20	350	357
Alexandria Real Estate Equities Inc., 4.50%, 07/30/29	250	252
American Express Co.
6.15%, 08/28/17	450	479
7.00%, 03/19/18	480	527
American Express Credit Corp., 2.25%, 08/15/19	300	304
American International Group Inc.
4.88%, 06/01/22	200	220
4.13%, 02/15/24	150	156
3.90%, 04/01/26	350	351
4.50%, 07/16/44	150	142
4.80%, 07/10/45	290	286
4.38%, 01/15/55	250	219
American Tower Corp.
2.80%, 06/01/20	350	352
3.50%, 01/31/23	500	505
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	300	301
1.90%, 02/01/19	565	573
2.65%, 02/01/21	450	463
3.65%, 02/01/26	975	1,025
4.70%, 02/01/36	482	521
4.90%, 02/01/46	590	659
Aon Plc, 4.45%, 05/24/43	300	282
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	150	157
Associated Banc-Corp., 4.25%, 01/15/25	200	203
Assurant Inc., 6.75%, 02/15/34	100	119
Australia & New Zealand Banking Group Ltd., 1.25%, 06/13/17	300	300
AvalonBay Communities Inc.
3.63%, 10/01/20	200	209
2.85%, 03/15/23	200	199
AXA SA, 8.60%, 12/15/30	100	131
Bank of America Corp.
1.70%, 08/25/17 (e)	450	451
5.65%, 05/01/18	500	537
2.60%, 01/15/19	400	407
5.49%, 03/15/19	200	218
2.25%, 04/21/20	120	119
5.00%, 05/13/21	400	444
4.00%, 04/01/24	200	210

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.20%, 08/26/24	750	764
4.00%, 01/22/25	250	250
4.25%, 10/22/26	750	763
Bank of America NA, 6.00%, 10/15/36	250	304
Bank of Montreal, 1.40%, 04/10/18	500	500
Bank of Nova Scotia
1.30%, 07/21/17	500	501
1.70%, 06/11/18 (e)	500	501
1.95%, 01/15/19	500	504
Bank One Corp., 8.00%, 04/29/27	200	261
Barclays Plc
3.25%, 01/12/21 (e)	285	284
3.65%, 03/16/25	400	375
5.25%, 08/17/45	250	251
BB&T Corp., 1.60%, 08/15/17	500	501
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	300	303
1.70%, 03/15/19	310	315
4.25%, 01/15/21 (e)	300	334
4.30%, 05/15/43 (e)	200	212
Berkshire Hathaway Inc., 3.13%, 03/15/26	220	226
BlackRock Inc., 3.38%, 06/01/22	200	213
BNP Paribas SA
2.38%, 05/21/20	350	352
5.00%, 01/15/21	400	447
4.25%, 10/15/24	250	253
Boston Properties LP, 3.80%, 02/01/24	250	262
BPCE SA
1.61%, 07/25/17	200	200
4.00%, 04/15/24 (e)	200	212
Branch Banking & Trust Co., 3.63%, 09/16/25	500	524
Brandywine Operating Partnership LP, 3.95%, 02/15/23	250	248
Brookfield Asset Management Inc., 4.00%, 01/15/25	250	254
Capital One Bank USA NA, 2.30%, 06/05/19	500	498
Capital One Financial Corp., 3.50%, 06/15/23	550	557
Caterpillar Financial Services Corp.
1.63%, 06/01/17	400	402
7.15%, 02/15/19	200	231
CBL & Associates LP, 5.25%, 12/01/23	200	190
CBRE Services Inc., 5.00%, 03/15/23	100	103
Charles Schwab Corp., 2.20%, 07/25/18	250	254
Cincinnati Financial Corp., 6.13%, 11/01/34	100	117
Citigroup Inc.
1.55%, 08/14/17	350	350
1.70%, 04/27/18	500	498
2.40%, 02/18/20	850	852
4.50%, 01/14/22	1,250	1,369
4.05%, 07/30/22	400	416
5.50%, 09/13/25	300	328
5.88%, 01/30/42	489	589
Citizens Bank NA, 2.45%, 12/04/19	500	499
CME Group Inc., 3.00%, 03/15/25	200	203
CNA Financial Corp., 5.75%, 08/15/21	200	225
Comerica Inc., 2.13%, 05/23/19	150	149
Commonwealth Bank of Australia
1.40%, 09/08/17	300	300
1.75%, 11/02/18	500	501
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%, 01/14/19	500	508
4.50%, 01/11/21	500	550
4.38%, 08/04/25	500	517
5.25%, 08/04/45	250	270
Credit Suisse
3.00%, 10/29/21	500	510
3.63%, 09/09/24	250	254
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20 (e)	1,000	987
4.88%, 05/15/45	250	238
DDR Corp., 4.63%, 07/15/22	300	318
Digital Realty Trust LP, 3.40%, 10/01/20	350	358
Discover Bank
7.00%, 04/15/20	300	341
4.25%, 03/13/26	200	201
Duke Realty LP, 3.88%, 10/15/22	200	204
EPR Properties, 4.50%, 04/01/25	200	194
ERP Operating LP
5.75%, 06/15/17	67	71
2.38%, 07/01/19	300	302
Essex Portfolio LP, 3.88%, 05/01/24	200	207
European Bank for Reconstruction & Development, 1.75%, 06/14/19	500	509
Export-Import Bank of Korea
2.38%, 08/12/19	200	204
2.25%, 01/21/20	850	857
Federal Realty Investment Trust, 4.50%, 12/01/44	100	105
Fifth Third Bancorp, 8.25%, 03/01/38	300	437
First Republic Bank, 2.38%, 06/17/19	300	300
Ford Motor Credit Co. LLC
5.00%, 05/15/18	300	317
2.24%, 06/15/18	430	430
2.94%, 01/08/19	500	508
4.39%, 01/08/26 (e)	500	530
FS Investment Corp., 4.00%, 07/15/19 (e)	250	251
GE Capital International Funding Co.
2.34%, 11/15/20 (r)	500	513
3.37%, 11/15/25 (r)	500	534
4.42%, 11/15/35 (r)	350	379
General Electric Capital Corp.
1.25%, 05/15/17	500	501
5.50%, 01/08/20	700	803
2.20%, 01/09/20	250	257
4.38%, 09/16/20	550	614
3.45%, 05/15/24	350	377
6.88%, 01/10/39	600	871
General Motors Financial Co. Inc.
2.63%, 07/10/17	200	201
2.40%, 04/10/18	220	220
4.38%, 09/25/21	380	393
4.00%, 01/15/25	200	194
Goldman Sachs Group Inc.
6.25%, 09/01/17	500	532
5.95%, 01/18/18	300	322
6.15%, 04/01/18	300	325
2.63%, 01/31/19	500	510
2.55%, 10/23/19	250	254
5.38%, 03/15/20	400	444
2.60%, 04/23/20	250	252
2.75%, 09/15/20	75	76
5.25%, 07/27/21	500	563
3.75%, 05/22/25	500	512
4.25%, 10/21/25	500	508
6.75%, 10/01/37	650	774
4.75%, 10/21/45	480	502
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	87
HCP Inc., 5.38%, 02/01/21	300	328
Health Care REIT Inc., 6.13%, 04/15/20	400	452
HSBC Finance Corp., 6.68%, 01/15/21	300	345
HSBC Holdings Plc
3.40%, 03/08/21	400	408
5.10%, 04/05/21	250	275
4.25%, 03/14/24	150	152

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
7.63%, 05/17/32	650	804
6.10%, 01/14/42	300	374
HSBC USA Inc.
1.50%, 11/13/17	250	250
1.63%, 01/16/18	750	749
Huntington National Bank, 2.20%, 11/06/18	400	402
Intercontinental Exchange Group Inc., 4.00%, 10/15/23	300	313
Intesa Sanpaolo SpA, 3.88%, 01/15/19	300	309
Jefferies Group Inc., 5.13%, 04/13/18	250	259
Jefferies Group LLC, 6.88%, 04/15/21	500	563
John Deere Capital Corp.
1.20%, 10/10/17	250	250
1.35%, 01/16/18	300	301
2.05%, 03/10/20 (e)	200	202
JPMorgan Chase & Co.
6.00%, 01/15/18	750	808
1.70%, 03/01/18	750	753
6.30%, 04/23/19	500	566
4.40%, 07/22/20	600	654
2.55%, 03/01/21	500	505
3.20%, 01/25/23	500	514
3.38%, 05/01/23	750	753
3.63%, 05/13/24	250	261
3.13%, 01/23/25	305	306
5.60%, 07/15/41	500	614
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	531
KeyCorp, 2.30%, 12/13/18	400	402
Kimco Realty Corp., 3.20%, 05/01/21	350	358
Korea Development Bank, 3.38%, 09/16/25	500	532
Korea Finance Corp., 2.88%, 08/22/18	250	257
Liberty Property LP, 3.75%, 04/01/25	200	199
Lincoln National Corp., 4.00%, 09/01/23	500	509
Lloyds Bank Plc
1.75%, 03/16/18	200	200
1.75%, 05/14/18	400	399
6.38%, 01/21/21	200	237
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	350	349
Markel Corp., 5.00%, 03/30/43	150	151
Marsh & McLennan Cos. Inc., 2.35%, 09/10/19	250	252
McGraw-Hill Financial Inc.
4.40%, 02/15/26	90	98
6.55%, 11/15/37	250	289
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	550	604
MetLife Inc.
7.72%, 02/15/19	500	580
3.60%, 04/10/24	250	259
5.70%, 06/15/35	100	117
6.40%, 12/15/36	100	103
5.88%, 02/06/41	300	359
Mid-America Apartments LP, 4.30%, 10/15/23	200	211
Moody’s Corp., 2.75%, 07/15/19	350	359
Morgan Stanley
6.63%, 04/01/18	500	546
2.13%, 04/25/18	1,000	1,008
2.80%, 06/16/20	200	204
5.75%, 01/25/21	400	458
3.75%, 02/25/23	300	313
3.70%, 10/23/24	100	103
4.00%, 07/23/25	750	785
6.25%, 08/09/26	200	238
4.35%, 09/08/26	650	669
6.38%, 07/24/42	300	393
National Australia Bank Ltd., 2.00%, 01/14/19	500	503
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	244
2.00%, 01/27/20	250	252
Nomura Holdings Inc, 6.70%, 03/04/20	400	462
Northern Trust Corp., 3.95%, 10/30/25	250	270
Oesterreichische Kontrollbank AG, 1.38%, 02/10/20	250	250
Omega Healthcare Investors Inc., 4.95%, 04/01/24	250	255
PartnerRe Finance B LLC, 5.50%, 06/01/20	90	99
PNC Bank NA, 4.20%, 11/01/25	300	333
PNC Financial Services Group Inc., 2.60%, 07/21/20	650	665
PNC Funding Corp., 6.70%, 06/10/19	500	572
Progressive Corp., 4.35%, 04/25/44	200	213
Prudential Financial Inc.
3.50%, 05/15/24	500	508
5.75%, 07/15/33	150	169
5.40%, 06/13/35	100	106
4.60%, 05/15/44	150	150
Realty Income Corp., 4.13%, 10/15/26	250	257
Royal Bank of Canada
1.25%, 06/16/17	300	300
2.00%, 12/10/18	350	353
2.15%, 03/15/19	250	253
Royal Bank of Scotland Plc, 6.40%, 10/21/19	200	224
Shell International Finance BV
3.25%, 05/11/25	230	232
4.13%, 05/11/35	110	113
4.38%, 05/11/45	260	261
Simon Property Group LP
3.38%, 03/15/22	400	423
3.30%, 01/15/26	500	519
6.75%, 02/01/40	100	134
State Street Corp.
2.55%, 08/18/20	500	515
3.10%, 05/15/23	500	505
Sumitomo Mitsui Banking Corp.
1.75%, 01/16/18	250	250
2.05%, 01/18/19	500	502
3.40%, 07/11/24	500	514
SunTrust Banks Inc., 2.35%, 11/01/18	500	504
Svensk Exportkredit AB, 1.88%, 06/17/19	250	255
Svenska Handelsbanken AB, 2.25%, 06/17/19	300	305
Synchrony Financial
2.60%, 01/15/19	350	351
4.25%, 08/15/24	250	254
TD Ameritrade Holding Corp., 2.95%, 04/01/22	200	204
Toronto-Dominion Bank
1.63%, 03/13/18	500	502
2.50%, 12/14/20	350	357
Toyota Motor Credit Corp.
1.13%, 05/16/17	250	250
1.70%, 02/19/19	250	252
2.13%, 07/18/19	200	205
4.25%, 01/11/21	400	445
Travelers Property Casualty Corp., 6.38%, 03/15/33	200	261
Trinity Acquisition Plc, 4.63%, 08/15/23	350	367
U.S. Bancorp
4.13%, 05/24/21	400	440
2.95%, 07/15/22	400	411
UBS AG, 1.38%, 06/01/17	510	509
US Bank NA, 2.80%, 01/27/25	500	510
Ventas Realty LP
4.00%, 04/30/19	250	262
3.50%, 02/01/25	250	247
Wachovia Bank NA, 6.00%, 11/15/17	250	268
Weingarten Realty Investors, 3.38%, 10/15/22	100	100
Wells Fargo & Co.
1.50%, 01/16/18	500	503

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.55%, 12/07/20	500	509
4.60%, 04/01/21	500	555
3.50%, 03/08/22	500	532
3.00%, 02/19/25	140	141
4.10%, 06/03/26	200	209
5.38%, 02/07/35	250	302
5.61%, 01/15/44	750	860
4.90%, 11/17/45	250	268
Westpac Banking Corp.
1.20%, 05/19/17	250	250
1.50%, 12/01/17	200	201
4.88%, 11/19/19	400	442
Weyerhaeuser Co., 7.38%, 03/15/32	200	244
XLIT Ltd., 6.38%, 11/15/24	200	233
		102,049
HEALTH CARE - 2.7%
Abbott Laboratories
2.95%, 03/15/25	250	253
6.00%, 04/01/39	270	342
AbbVie Inc.
2.00%, 11/06/18	400	404
2.90%, 11/06/22	400	407
3.60%, 05/14/25	140	147
4.50%, 05/14/35	180	187
4.70%, 05/14/45	260	277
Actavis Funding SCS, 2.45%, 06/15/19	300	303
Aetna Inc.
1.50%, 11/15/17	200	200
3.50%, 11/15/24	200	204
6.63%, 06/15/36	150	191
4.13%, 11/15/42	200	193
Agilent Technologies Inc., 5.00%, 07/15/20	200	222
AmerisourceBergen Corp., 1.15%, 05/15/17	250	249
Amgen Inc.
1.25%, 05/22/17	250	250
5.85%, 06/01/17	300	316
3.63%, 05/22/24	250	264
5.75%, 03/15/40	300	353
5.15%, 11/15/41	400	442
Anthem Inc., 3.50%, 08/15/24	500	506
AstraZeneca Plc
5.90%, 09/15/17	250	267
2.38%, 11/16/20	145	148
3.38%, 11/16/25	115	119
6.45%, 09/15/37	250	332
4.38%, 11/16/45	85	91
Baxalta Inc., 4.00%, 06/23/25 (r)	250	254
Baxter International Inc., 4.25%, 03/15/20	117	125
Becton Dickinson and Co.
1.80%, 12/15/17	350	351
3.25%, 11/12/20	850	887
Biogen Inc.
2.90%, 09/15/20	660	680
4.05%, 09/15/25	140	150
Boston Scientific Corp.
2.85%, 05/15/20	350	356
3.85%, 05/15/25	200	207
Bristol-Myers Squibb Co., 2.00%, 08/01/22	300	302
Cardinal Health Inc.
1.70%, 03/15/18	400	401
3.75%, 09/15/25	100	106
Celgene Corp.
3.95%, 10/15/20	300	322
3.88%, 08/15/25	220	231
4.63%, 05/15/44	250	255
Cigna Corp., 4.00%, 02/15/22	500	531
Covidien International Finance SA, 6.00%, 10/15/17	300	322
Dignity Health, 3.81%, 11/01/24	300	317
Eli Lilly & Co., 5.55%, 03/15/37	100	127
Express Scripts Holding Co., 3.50%, 06/15/24	300	297
Gilead Sciences Inc.
2.55%, 09/01/20	240	247
4.40%, 12/01/21	200	224
3.65%, 03/01/26	750	798
4.80%, 04/01/44	400	440
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	200	219
2.80%, 03/18/23	500	519
Howard Hughes Medical Institute, 3.50%, 09/01/23	250	268
Humana Inc., 4.95%, 10/01/44	200	205
Johnson & Johnson
1.65%, 03/01/21	350	352
2.45%, 03/01/26	350	352
5.95%, 08/15/37	250	339
4.50%, 12/05/43	100	115
Laboratory Corp. of America Holdings
2.20%, 08/23/17	250	251
3.20%, 02/01/22	500	507
McKesson Corp.
2.85%, 03/15/23	500	498
4.88%, 03/15/44	60	64
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	200	220
Medtronic Inc.
4.45%, 03/15/20	400	445
3.50%, 03/15/25	210	224
4.38%, 03/15/35	500	541
4.63%, 03/15/45	350	391
Memorial Sloan-Kettering Cancer Center, 4.20%, 07/01/55	250	257
Merck & Co. Inc.
2.35%, 02/10/22	250	255
2.40%, 09/15/22	400	408
3.60%, 09/15/42	200	200
3.70%, 02/10/45	250	254
Mylan Inc., 4.20%, 11/29/23	400	410
Novartis Capital Corp., 4.40%, 05/06/44	200	229
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	553
Pfizer Inc.
6.20%, 03/15/19	500	569
5.20%, 08/12/20	90	103
4.40%, 05/15/44	250	283
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	68
Quest Diagnostics Inc.
4.70%, 04/01/21	200	217
3.50%, 03/30/25 (e)	300	302
St. Jude Medical Inc., 4.75%, 04/15/43	200	212
Stryker Corp.
3.50%, 03/15/26	250	259
4.10%, 04/01/43	200	196
Teva Pharmaceutical Finance LLC
2.25%, 03/18/20	200	200
6.15%, 02/01/36	8	9
Thermo Fisher Scientific Inc., 5.30%, 02/01/44	200	223
Trinity Health Corp., 4.13%, 12/01/45	250	252
UnitedHealth Group Inc.
1.40%, 10/15/17	750	753
6.00%, 02/15/18	150	163
4.70%, 02/15/21	400	453
3.75%, 07/15/25	140	151
5.80%, 03/15/36	150	191

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.75%, 07/15/45	110	126
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	500	512
4.63%, 10/01/42	500	515
WellPoint Inc.
3.30%, 01/15/23	300	304
4.65%, 01/15/43	200	198
Wyeth LLC, 5.95%, 04/01/37	250	321
Zimmer Holdings Inc.
3.15%, 04/01/22	200	203
3.55%, 04/01/25	200	202
Zoetis Inc.
1.88%, 02/01/18	300	300
3.45%, 11/13/20	500	514
		30,472
INDUSTRIALS - 1.5%
3M Co.
2.00%, 06/26/22	250	254
5.70%, 03/15/37	150	195
Air Lease Corp, 3.38%, 01/15/19 (e)	400	399
Boeing Co., 4.88%, 02/15/20	500	563
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	525
6.15%, 05/01/37	100	126
5.75%, 05/01/40	400	495
Canadian National Railway Co., 5.55%, 03/01/19	200	222
Canadian Pacific Railway Co.
3.70%, 02/01/26	90	92
6.13%, 09/15/15	90	97
Caterpillar Inc.
3.90%, 05/27/21	300	329
4.30%, 05/15/44 (e)	300	313
CSX Corp.
7.38%, 02/01/19	300	345
3.70%, 11/01/23	200	214
5.50%, 04/15/41	205	235
3.95%, 05/01/50	300	274
Deere & Co., 3.90%, 06/09/42	400	397
Dover Corp., 5.38%, 03/01/41	150	185
Eaton Corp.
1.50%, 11/02/17	300	300
4.15%, 11/02/42	100	100
Emerson Electric Co.
2.63%, 12/01/21	350	359
2.63%, 02/15/23	360	365
FedEx Corp.
3.20%, 02/01/25	350	359
3.25%, 04/01/26	300	308
3.88%, 08/01/42	200	186
4.55%, 04/01/46	300	309
GATX Corp., 4.75%, 06/15/22	350	372
General Electric Co., 2.70%, 10/09/22	250	260
Honeywell International Inc., 5.38%, 03/01/41	300	375
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	221
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	375
L-3 Communications Corp., 4.95%, 02/15/21	500	525
Latam Airlines Pass-Through Trust, 4.20%, 11/15/27 (r)	350	305
Lockheed Martin Corp.
2.50%, 11/23/20	225	231
3.55%, 01/15/26	200	212
4.50%, 05/15/36	105	113
4.07%, 12/15/42	243	246
4.70%, 05/15/46	95	106
Massachusetts Institute of Technology, 4.68%, 07/01/14	250	271
Norfolk Southern Corp.
5.90%, 06/15/19	300	336
2.90%, 02/15/23	79	79
3.85%, 01/15/24	200	213
4.84%, 10/01/41	224	244
Northrop Grumman Corp.
4.75%, 06/01/43	155	174
3.85%, 04/15/45	250	247
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	232
Pitney Bowes Inc., 5.75%, 09/15/17	76	80
Precision Castparts Corp.
2.50%, 01/15/23	300	302
4.20%, 06/15/35	150	156
Raytheon Co., 3.13%, 10/15/20	500	533
Republic Services Inc., 6.20%, 03/01/40	300	367
Roper Industries Inc., 1.85%, 11/15/17	300	300
Ryder System Inc., 2.50%, 05/11/20	350	346
Stanley Black & Decker Inc., 3.40%, 12/01/21	150	159
Union Pacific Corp.
2.25%, 06/19/20	100	102
4.82%, 02/01/44	332	374
United Parcel Service Inc., 6.20%, 01/15/38	350	478
United Technologies Corp.
1.80%, 06/01/17	300	303
6.70%, 08/01/28	50	65
5.70%, 04/15/40	500	624
Waste Management Inc.
6.10%, 03/15/18	200	218
2.90%, 09/15/22	200	204
WW Grainger Inc., 4.60%, 06/15/45	200	224
		17,518
INFORMATION TECHNOLOGY - 2.0%
Alibaba Group Holding Ltd.
3.13%, 11/28/21	210	214
4.50%, 11/28/34 (e)	300	307
Apple Inc.
1.05%, 05/05/17	250	251
0.90%, 05/12/17	200	200
2.85%, 05/06/21	300	315
2.40%, 05/03/23	650	654
3.45%, 05/06/24	400	427
4.65%, 02/23/46	695	759
Applied Materials Inc., 3.90%, 10/01/25	350	371
Autodesk Inc., 4.38%, 06/15/25	500	511
Baidu Inc., 2.75%, 06/09/19	400	405
CA Inc., 4.50%, 08/15/23	400	424
Cisco Systems Inc.
1.65%, 06/15/18	100	101
4.45%, 01/15/20	300	333
2.90%, 03/04/21	500	526
3.00%, 06/15/22	100	106
3.50%, 06/15/25 (e)	100	109
5.90%, 02/15/39	250	323
Computer Sciences Corp., 4.45%, 09/15/22	300	307
Corning Inc., 5.75%, 08/15/40	95	106
eBay Inc., 1.35%, 07/15/17	200	200
EMC Corp., 1.88%, 06/01/18	500	490
Fidelity National Information Services Inc.
3.50%, 04/15/23	200	200
5.00%, 10/15/25	70	76
Harris Corp.
4.40%, 12/15/20	250	266
3.83%, 04/28/25	250	258
5.05%, 04/27/45	250	266

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Hewlett Packard Enterprise Co.
2.85%, 10/05/18 (r)	280	285
3.60%, 10/15/20 (r)	270	281
4.90%, 10/15/25 (r)	180	185
6.35%, 10/15/45 (r)	90	88
Hewlett-Packard Co.
4.30%, 06/01/21	200	208
4.05%, 09/15/22 (e)	300	309
Intel Corp.
2.70%, 12/15/22 (e)	200	206
3.70%, 07/29/25 (e)	500	548
4.25%, 12/15/42	400	413
International Business Machines Corp.
5.70%, 09/14/17	600	641
1.13%, 02/06/18	350	351
1.63%, 05/15/20 (e)	300	301
2.25%, 02/19/21	245	250
7.00%, 10/30/25	200	267
3.45%, 02/19/26	135	142
4.00%, 06/20/42	200	203
Jabil Circuit Inc., 4.70%, 09/15/22	300	297
Juniper Networks Inc., 4.35%, 06/15/25	200	197
Keysight Technologies Inc., 4.55%, 10/30/24	300	292
MasterCard Inc., 2.00%, 04/01/19	300	307
Microsoft Corp.
3.00%, 10/01/20	600	645
2.38%, 02/12/22	200	206
3.13%, 11/03/25 (e)	380	399
4.20%, 11/03/35	210	225
5.30%, 02/08/41	200	244
4.45%, 11/03/45	177	196
4.75%, 11/03/55	60	67
Motorola Solutions Inc., 3.50%, 09/01/21	300	298
Oracle Corp.
5.75%, 04/15/18	350	383
2.25%, 10/08/19	300	310
3.88%, 07/15/20	300	327
2.50%, 05/15/22	500	511
3.63%, 07/15/23	400	433
3.90%, 05/15/35 (e)	350	351
4.50%, 07/08/44	200	215
4.38%, 05/15/55	160	161
QUALCOMM Inc.
2.25%, 05/20/20 (e)	200	205
3.45%, 05/20/25	150	155
4.65%, 05/20/35	60	62
4.80%, 05/20/45	90	89
Seagate HDD Cayman, 5.75%, 12/01/34	250	178
Texas Instruments Inc., 1.65%, 08/03/19	200	202
Total System Services Inc., 3.80%, 04/01/21	500	514
Visa Inc.
2.20%, 12/14/20	315	323
3.15%, 12/14/25	305	319
4.15%, 12/14/35	115	124
4.30%, 12/14/45	205	224
Western Union Co., 5.25%, 04/01/20	200	217
Xerox Corp.
6.35%, 05/15/18	500	534
3.50%, 08/20/20	500	483
		22,876
MATERIALS - 0.8%
Airgas Inc., 2.38%, 02/15/20	250	252
Albemarle Corp., 5.45%, 12/01/44	150	144
Barrick Gold Corp., 5.95%, 10/15/39	300	270
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	500	515
4.13%, 02/24/42	250	229
CF Industries Inc, 3.45%, 06/01/23	250	242
Dow Chemical Co.
8.55%, 05/15/19 (l)	97	115
5.25%, 11/15/41	200	213
4.63%, 10/01/44	250	251
E. I. du Pont de Nemours & Co.
4.25%, 04/01/21	300	329
4.90%, 01/15/41	150	158
Eastman Chemical Co.
3.80%, 03/15/25	250	256
4.65%, 10/15/44	200	191
Ecolab Inc., 5.50%, 12/08/41	150	173
Goldcorp Inc., 3.63%, 06/09/21	300	302
International Paper Co.
3.80%, 01/15/26 (e)	350	357
8.70%, 06/15/38 (l)	150	209
LYB International Finance BV, 5.25%, 07/15/43	750	778
LyondellBasell Industries NV, 5.00%, 04/15/19	250	267
MeadWestvaco Corp., 7.38%, 09/01/19	250	286
Methanex Corp., 3.25%, 12/15/19	200	186
Monsanto Co., 3.60%, 07/15/42	300	242
Newmont Mining Corp.
3.50%, 03/15/22 (e)	500	497
5.88%, 04/01/35	50	48
Nucor Corp., 6.40%, 12/01/37	200	221
Packaging Corp. of America, 4.50%, 11/01/23	200	210
Plum Creek Timberlands LP, 4.70%, 03/15/21	200	215
Praxair Inc.
2.20%, 08/15/22	300	300
2.65%, 02/05/25	400	402
Rio Tinto Alcan Inc., 5.75%, 06/01/35	250	253
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (e)	250	245
Rio Tinto Finance USA Plc, 3.50%, 03/22/22	500	503
RPM International Inc., 6.13%, 10/15/19	200	222
Southern Copper Corp., 7.50%, 07/27/35	150	157
Vale Overseas Ltd., 6.88%, 11/21/36	400	316
		9,554
TELECOMMUNICATION SERVICES - 1.3%
America Movil SAB de CV
6.38%, 03/01/35	200	239
4.38%, 07/16/42	200	194
AT&T Inc.
2.40%, 03/15/17	500	506
2.30%, 03/11/19 (e)	500	511
2.45%, 06/30/20	150	152
2.80%, 02/17/21	535	548
3.00%, 06/30/22	150	152
3.40%, 05/15/25	200	201
4.50%, 05/15/35	450	444
6.50%, 09/01/37	500	593
6.35%, 03/15/40	300	347
4.35%, 06/15/45	500	460
4.75%, 05/15/46	200	195
5.65%, 02/15/47	160	177
British Telecommunications Plc, 9.63%, 12/15/30 (k)	250	391
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (k)	300	450
France Telecom SA, 5.38%, 01/13/42	100	117
GTE Corp.
6.84%, 04/15/18	250	270
6.94%, 04/15/28	50	62
Orange SA, 2.75%, 02/06/19	250	258
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	624
Qwest Corp., 7.25%, 09/15/25	110	118
Rogers Communications Inc., 6.80%, 08/15/18	500	557

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Telefonica Emisiones SAU, 5.13%, 04/27/20	350	387
Telefonica Europe BV, 8.25%, 09/15/30	500	710
Verizon Communications Inc.
1.35%, 06/09/17	500	501
4.50%, 09/15/20	100	111
3.45%, 03/15/21	500	531
2.45%, 11/01/22 (e)	500	497
5.15%, 09/15/23	250	289
6.40%, 09/15/33	350	431
6.90%, 04/15/38	300	377
6.00%, 04/01/41	600	717
6.55%, 09/15/43	600	789
5.01%, 08/21/54	300	301
4.67%, 03/15/55	500	480
Verizon Florida LLC, 6.86%, 02/01/28 (e)	200	175
Vodafone Group Plc
1.50%, 02/19/18	400	400
7.88%, 02/15/30	200	253
		14,515
UTILITIES - 1.8%
Alabama Power Co.
2.80%, 04/01/25	350	353
6.00%, 03/01/39	250	318
4.30%, 01/02/46	500	533
Ameren Illinois Co., 3.25%, 03/01/25	250	262
Appalachian Power Co., 6.70%, 08/15/37	200	243
Arizona Public Service Co.
3.35%, 06/15/24	100	104
4.50%, 04/01/42	100	109
Atmos Energy Corp., 4.13%, 10/15/44	300	308
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	250	273
Connecticut Light & Power Co., 5.50%, 02/01/19	360	399
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	358
5.70%, 06/15/40	100	124
Consumers Energy Co., 3.13%, 08/31/24	250	259
Detroit Edison Co., 5.60%, 06/15/18	250	273
Dominion Gas Holdings LLC, 3.55%, 11/01/23	200	201
Dominion Resources Inc.
2.50%, 12/01/19	200	202
4.45%, 03/15/21	200	216
7.00%, 06/15/38	200	251
DTE Electric Co.
3.38%, 03/01/25	200	214
6.63%, 06/01/36	60	82
Duke Energy Carolinas LLC
7.00%, 11/15/18	100	114
5.30%, 02/15/40	300	369
Duke Energy Indiana Inc., 6.12%, 10/15/35	250	305
Duke Energy Progress LLC, 4.20%, 08/15/45	500	531
Entergy Arkansas Inc., 3.75%, 02/15/21	400	432
Exelon Corp.
2.85%, 06/15/20	320	327
3.95%, 06/15/25 (r)	150	156
4.95%, 06/15/35 (r)	250	267
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	213
First Energy Solutions Corp., 6.80%, 08/15/39	200	186
Florida Power & Light Co.
5.95%, 10/01/33	200	259
5.13%, 06/01/41	200	241
Florida Power Corp., 4.55%, 04/01/20	300	329
Georgia Power Co., 4.25%, 12/01/19	300	324
Great Plains Energy Inc., 4.85%, 06/01/21	250	272
Hydro Quebec, 9.40%, 02/01/21	250	329
Iberdrola International BV, 6.75%, 07/15/36	150	187
Interstate Power & Light Co., 3.25%, 12/01/24	300	309
Kentucky Utilities Co., 5.13%, 11/01/40	300	358
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	317
MidAmerican Energy Co.
3.50%, 10/15/24	200	214
6.75%, 12/30/31	50	68
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	500	652
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	100	110
2.40%, 09/15/19	300	299
NiSource Finance Corp., 5.95%, 06/15/41	250	303
Northern States Power Co.
5.25%, 03/01/18	350	375
2.15%, 08/15/22	200	200
4.13%, 05/15/44	500	534
NorthWestern Corp., 4.18%, 11/15/44	150	157
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	186
5.25%, 09/30/40	200	229
Pacific Gas & Electric Co.
6.05%, 03/01/34	200	255
4.45%, 04/15/42	400	432
PacifiCorp
2.95%, 06/01/23	300	308
6.25%, 10/15/37	200	261
PECO Energy Co., 4.15%, 10/01/44	250	260
Piedmont Natural Gas Co. Inc., 4.10%, 09/18/34	250	254
Progress Energy Inc., 7.75%, 03/01/31	300	408
PSEG Power LLC, 8.63%, 04/15/31	75	90
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	248
Puget Sound Energy Inc., 5.76%, 10/01/39	200	249
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	249
Sempra Energy, 9.80%, 02/15/19	300	361
South Carolina Electric & Gas Co., 4.50%, 06/01/64	100	99
Southern California Edison Co.
6.00%, 01/15/34	75	95
5.63%, 02/01/36	195	239
5.95%, 02/01/38	200	258
4.05%, 03/15/42	200	208
Southern California Gas Co., 4.45%, 03/15/44	150	167
Teco Finance Inc., 5.15%, 03/15/20	200	218
Union Electric Co.
6.40%, 06/15/17	100	106
3.65%, 04/15/45	350	341
Virginia Electric & Power Co., 5.95%, 09/15/17	250	267
Virginia Electric & Power Co.
6.00%, 05/15/37	200	255
4.45%, 02/15/44	100	109
Wisconsin Energy Corp.
2.45%, 06/15/20	200	204
3.55%, 06/15/25	60	62
Wisconsin Power & Light Co., 4.10%, 10/15/44	150	157
		20,394
Total Corporate Bonds and Notes (cost $286,280)		294,373

GOVERNMENT AND AGENCY OBLIGATIONS - 71.5%
GOVERNMENT SECURITIES - 42.5%
Federal Home Loan Bank - 0.6% (w)
Federal Home Loan Bank
4.88%, 05/17/17 (e)	900	942
0.88%, 05/24/17	500	501
0.63%, 05/30/17 (e)	500	500
1.00%, 06/21/17	800	803

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
0.75%, 09/08/17	600	600
5.00%, 11/17/17	355	379
1.00%, 12/19/17 (e)	1,100	1,105
2.00%, 09/14/18	655	673
1.63%, 06/14/19	250	255
4.13%, 03/13/20	450	500
2.88%, 09/13/24	300	319
5.50%, 07/15/36 (e)	400	551
		7,128
Federal Home Loan Mortgage Corp. - 0.8% (w)
Federal Home Loan Mortgage Corp.
1.00%, 03/08/17	1,000	1,003
1.25%, 05/12/17 - 08/01/19	500	504
5.50%, 08/23/17	350	373
5.13%, 11/17/17	800	856
1.03%, 11/28/17	500	500
0.88%, 03/07/18 (e)	800	801
1.20%, 06/12/18	350	350
3.75%, 03/27/19 (e)	480	520
1.75%, 05/30/19	750	768
1.40%, 08/22/19	500	506
1.38%, 05/01/20 (e)	800	807
2.38%, 01/13/22	500	525
3.06%, 06/14/28	120	120
6.75%, 09/15/29 - 03/15/31	180	271
6.25%, 07/15/32 (e)	1,100	1,609
		9,513
Federal National Mortgage Association - 1.1% (w)
Federal National Mortgage Association
0.00%, 06/01/17 - 10/09/19 (j)	765	730
0.95%, 08/23/17	1,000	1,000
1.07%, 09/27/17	750	751
0.88%, 10/26/17 - 05/21/18	1,550	1,552
1.00%, 12/28/17 - 04/30/18	2,335	2,335
1.13%, 03/28/18	415	415
1.38%, 01/28/19	1,000	1,013
1.75%, 09/12/19 (e)	700	718
1.55%, 10/29/19	250	250
1.50%, 06/22/20	500	506
2.63%, 09/06/24 (e)	500	528
7.25%, 05/15/30	540	838
6.63%, 11/15/30	631	938
6.00%, 04/18/36	300	301
		11,875
Municipals - 0.9%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	200	279
Bay Area Toll Authority, 6.26%, 04/01/49	200	282
Chicago Transit Authority, 6.90%, 12/01/40	200	241
City of Houston TX Utility System Revenue, 3.83%, 05/15/28	250	271
City of New York, 5.97%, 03/01/36	200	257
City of San Francisco Public Utilities Commission, 6.00%, 11/01/40	200	256
Commonwealth of Massachusetts, 4.91%, 05/01/29	300	361
Cook County, Illinois, 6.23%, 11/15/34	100	112
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	272
Dallas County Hospital District, 5.62%, 08/15/44	300	388
Dallas Independent School District (insured by Texas Permanent School Fund), 6.45%, 02/15/35	300	356
Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 07/01/18	400	405
Los Angeles Department of Water & Power, 5.72%, 07/01/39	245	311
Los Angeles Unified School District, 5.76%, 07/01/29	200	245
Metropolitan Transportation Authority, 6.65%, 11/15/39	290	390
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	200	236
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	242
New Jersey State Turnpike Authority, 7.10%, 01/01/41	250	360
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	235	322
Ohio State University
3.80%, 12/01/46	500	516
4.05%, 12/01/56	500	525
Ohio State University, College & University Revenue, 4.91%, 06/01/40	200	237
Port Authority of New York & New Jersey
6.04%, 12/01/29	200	254
4.46%, 10/01/62	300	314
San Diego County Water Authority Financing Corp., 6.14%, 05/01/49	260	349
State of California
7.30%, 10/01/39	150	220
7.60%, 11/01/40	400	622
State of Connecticut, 5.09%, 10/01/30	250	289
State of Georgia, 4.50%, 11/01/25	300	341
State of Illinois, 5.10%, 06/01/33	300	280
State of Illinois, Transit Improvements, 7.35%, 07/01/35	400	437
State of Texas, 5.52%, 04/01/39	200	264
University of California, 1.80%, 07/01/19	250	254
		10,488
Sovereign - 3.7%
Asian Development Bank
1.13%, 03/15/17	500	502
5.59%, 07/16/18	400	439
1.63%, 08/26/20	500	506
2.13%, 03/19/25	200	203
6.38%, 10/01/28	210	294
Canada Government International Bond, 1.63%, 02/27/19	700	713
Chile Government International Bond, 3.88%, 08/05/20	100	108
Colombia Government International Bond
8.13%, 05/21/24 (e)	400	499
7.38%, 09/18/37	400	473
5.63%, 02/26/44	200	199
Council Of Europe Development Bank, 1.63%, 03/10/20	500	507
European Investment Bank
1.75%, 03/15/17	500	504
5.13%, 05/30/17	500	525
1.00%, 08/17/17 - 06/15/18	1,200	1,199
1.13%, 08/15/18	1,000	1,000
1.88%, 03/15/19 - 02/10/25	1,000	1,006
1.38%, 06/15/20	340	340
4.00%, 02/16/21	500	558
2.00%, 03/15/21	570	583
2.50%, 04/15/21	400	419
Export Development Canada, 1.75%, 08/19/19	500	510
FMS Wertmanagement AoeR, 1.75%, 03/17/20	300	305
Inter-American Development Bank
1.13%, 03/15/17 - 08/28/18	1,500	1,504
1.25%, 01/16/18	300	302

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.88%, 02/14/20	700	766
2.13%, 01/15/25	500	507
4.38%, 01/24/44	100	125
International Bank for Reconstruction & Development
1.13%, 07/18/17 (e)	500	503
1.38%, 04/10/18	750	758
1.00%, 10/05/18	310	311
1.88%, 10/07/19 (e)	300	308
1.63%, 02/10/22	350	349
1.88%, 10/07/22	150	151
7.63%, 01/19/23	300	411
2.50%, 07/29/25	340	356
International Finance Corp.
2.13%, 11/17/17	500	510
0.63%, 12/21/17 (e)	500	498
1.63%, 07/16/20	500	507
Israel Government AID Bond, 5.50%, 04/26/24	142	177
Israel Government International Bond, 4.00%, 06/30/22	500	548
Italy Government International Bond
6.88%, 09/27/23	450	566
5.38%, 06/15/33	200	235
Japan Bank for International Cooperation
1.13%, 07/19/17	500	499
2.13%, 02/10/25	250	247
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	300	329
Kreditanstalt fur Wiederaufbau
0.88%, 12/15/17	500	500
1.00%, 01/26/18	350	350
1.50%, 02/06/19	750	759
1.75%, 10/15/19	300	305
1.88%, 06/30/20	620	632
2.75%, 09/08/20	500	528
1.63%, 03/15/21	220	221
2.63%, 01/25/22	700	738
2.50%, 11/20/24	300	312
2.00%, 05/02/25	680	679
0.00%, 06/29/37 (j)	300	159
Mexico Government International Bond
3.50%, 01/21/21 (e)	900	931
3.60%, 01/30/25	230	235
8.30%, 08/15/31	300	447
4.75%, 03/08/44	556	555
5.55%, 01/21/45	500	554
4.60%, 01/23/46	250	244
Nordic Investment Bank, 1.13%, 03/19/18	200	201
Panama Government International Bond
5.20%, 01/30/20	200	220
6.70%, 01/26/36 (e)	400	510
Peru Government International Bond
4.13%, 08/25/27	500	524
6.55%, 03/14/37 (e)	250	311
Philippine Government International Bond
6.50%, 01/20/20	400	471
4.20%, 01/21/24 (e)	500	564
9.50%, 02/02/30	400	676
Poland Government International Bond
5.00%, 03/23/22	500	558
3.00%, 03/17/23 (e)	500	501
Province of British Columbia, Canada
1.20%, 04/25/17	300	301
6.50%, 01/15/26	70	94
Province of Manitoba, Canada, 3.05%, 05/14/24	350	370
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	341
Province of Ontario, Canada
3.15%, 12/15/17 (e)	300	310
1.20%, 02/14/18	500	499
3.20%, 05/16/24	300	322
Province of Quebec, Canada
7.50%, 07/15/23	100	134
7.13%, 02/09/24	250	328
2.88%, 10/16/24	300	313
Republic of Korea, 5.63%, 11/03/25 (e)	250	319
South Africa Government International Bond
5.50%, 03/09/20 (e)	200	212
4.67%, 01/17/24	200	201
5.38%, 07/24/44 (e)	250	247
Svensk Exportkredit AB, 5.13%, 03/01/17	200	208
Tennessee Valley Authority
5.50%, 07/18/17	450	477
5.38%, 04/01/56	300	386
Turkey Government International Bond
3.25%, 03/23/23	900	848
4.25%, 04/14/26	500	487
8.00%, 02/14/34	400	523
4.88%, 04/16/43	300	278
6.63%, 02/17/45 (e)	200	239
Uruguay Government International Bond
4.38%, 10/27/27	190	195
4.13%, 11/20/45	200	171
		42,347
U.S. Treasury Securities - 35.4%
U.S. Treasury Bond
8.75%, 05/15/17	634	691
8.88%, 08/15/17 (e)	175	195
8.13%, 08/15/19 - 08/15/21	1,800	2,320
8.50%, 02/15/20	1,000	1,284
7.25%, 08/15/22 (e)	1,000	1,353
6.25%, 08/15/23 - 05/15/30 (e)	960	1,311
6.88%, 08/15/25	870	1,257
6.00%, 02/15/26 (e)	1,650	2,283
6.13%, 11/15/27	950	1,370
5.50%, 08/15/28 (e)	240	334
5.25%, 11/15/28	291	398
5.38%, 02/15/31 (e)	1,700	2,438
4.50%, 02/15/36	700	961
4.38%, 02/15/38 (e)	445	602
3.50%, 02/15/39 (e)	860	1,024
4.25%, 05/15/39 - 11/15/40	3,574	4,733
4.50%, 08/15/39 (e)	1,114	1,526
4.38%, 11/15/39 - 05/15/41	2,433	3,279
3.88%, 08/15/40	1,195	1,499
4.75%, 02/15/41	1,565	2,224
3.75%, 08/15/41 - 11/15/43	2,938	3,641
3.13%, 11/15/41 - 08/15/44	4,864	5,394
3.00%, 05/15/42 - 11/15/45	8,010	8,648
2.75%, 08/15/42 - 11/15/42 (e)	2,618	2,703
3.13%, 02/15/43 (e)	1,220	1,352
2.88%, 05/15/43 - 08/15/45	3,775	3,976
3.63%, 08/15/43 - 02/15/44	5,815	7,061
3.38%, 05/15/44	2,540	2,945
2.50%, 02/15/45	2,535	2,472
2.50%, 02/15/46 (e)	650	634
U.S. Treasury Note
0.88%, 04/15/17 - 10/15/18	16,687	16,725
0.50%, 04/30/17 - 07/31/17	4,210	4,201
0.88%, 04/30/17 - 07/15/17 (e)	6,463	6,478
3.13%, 04/30/17 - 05/15/21	4,615	4,925
4.50%, 05/15/17	1,500	1,564
0.63%, 05/31/17 - 04/30/18	8,055	8,042
0.75%, 06/30/17 - 02/15/19 (e)	9,545	9,545
0.63%, 07/31/17 - 11/30/17 (e)	12,600	12,584

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.38%, 07/31/17 - 06/30/18	3,133	3,225
4.75%, 08/15/17	2,300	2,426
1.88%, 08/31/17 - 05/31/22 (e)	8,131	8,301
1.00%, 09/15/17 - 11/30/19	11,090	11,136
0.75%, 10/31/17 - 04/15/18	7,450	7,451
1.88%, 10/31/17 - 10/31/22	9,100	9,312
4.25%, 11/15/17	1,452	1,534
2.25%, 11/30/17 - 11/15/24 (e)	13,001	13,557
1.00%, 12/15/17 - 09/30/19 (e)	7,255	7,288
2.75%, 12/31/17 - 02/15/19	4,739	4,940
2.63%, 01/31/18	1,835	1,898
2.88%, 03/31/18	1,174	1,223
2.63%, 04/30/18 - 11/15/20 (e)	5,418	5,738
1.13%, 06/15/18 - 02/28/21 (e)	7,240	7,276
1.38%, 07/31/18 - 10/31/20	7,535	7,608
1.50%, 08/31/18 - 02/28/23 (e)	13,724	13,922
1.38%, 09/30/18 - 01/31/21 (e)	19,030	19,251
1.25%, 10/31/18 - 02/29/20	8,690	8,768
1.75%, 10/31/18 - 05/15/23 (e)	8,055	8,178
3.75%, 11/15/18 (e)	1,500	1,615
1.25%, 11/30/18 - 01/31/19 (e)	3,187	3,223
1.50%, 01/31/19 - 05/31/20	8,045	8,179
1.63%, 03/31/19 - 11/15/22	15,260	15,573
1.63%, 04/30/19 - 02/15/26 (e)	10,440	10,559
1.13%, 05/31/19	1,410	1,420
3.63%, 08/15/19 - 02/15/20	5,345	5,845
1.75%, 09/30/19 - 09/30/22	12,570	12,846
3.38%, 11/15/19	2,110	2,289
3.50%, 05/15/20	2,550	2,794
2.00%, 07/31/20 - 11/30/22	11,290	11,653
2.00%, 11/30/20 - 08/15/25 (e)	16,512	16,987
2.38%, 12/31/20 - 08/15/24 (e)	4,530	4,773
3.63%, 02/15/21 (e)	2,000	2,227
2.13%, 08/15/21 - 05/15/25 (e)	5,265	5,462
2.13%, 09/30/21 - 12/31/22	6,480	6,740
2.50%, 08/15/23 - 05/15/24 (e)	7,029	7,482
2.75%, 11/15/23 - 02/15/24 (e)	4,122	4,465
2.25%, 11/15/25	3,155	3,285
		404,421
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.0%
Federal Home Loan Mortgage Corp. - 8.1%
Federal Home Loan Mortgage Corp.
7.00%, 11/01/16	1	1
4.50%, 01/01/18 - 10/01/44	7,374	8,052
5.00%, 05/01/18 - 07/01/41	4,174	4,597
4.00%, 04/01/19 - 08/01/45	14,323	15,321
3.50%, 10/01/20 - 02/01/46	16,791	17,625
3.00%, 01/01/27 - 02/01/46	20,410	21,075
2.50%, 08/01/27 - 06/01/45	6,509	6,700
6.50%, 07/01/28 - 03/01/39	328	380
2.00%, 01/01/29 - 05/01/30	740	752
6.00%, 02/01/29 - 05/01/40	1,208	1,376
2.50%, 04/15/31, TBA (g)	100	103
3.00%, 04/15/31, TBA (g)	100	105
5.50%, 10/01/32 - 02/01/40	2,149	2,418
6.25%, 01/01/37 (i)	14	14
2.41%, 10/01/43 (i)	291	298
3.50%, 04/15/46, TBA (g)	7,250	7,592
4.00%, 04/15/46, TBA (g)	1,000	1,068
REMIC, 3.40%, 07/25/19	540	557
REMIC, 2.08%, 12/25/19	239	243
REMIC, 4.18%, 12/25/20 (i)	600	668
REMIC, 3.87%, 04/25/21	1,000	1,100
REMIC, 2.87%, 12/25/21	360	381
REMIC, 3.02%, 02/25/23	254	267
REMIC, 3.31%, 05/25/23 (i)	550	596
REMIC, 3.06%, 07/25/23 (i)	500	533
REMIC, 3.30%, 07/25/24	1,000	1,079
		92,901
Federal National Mortgage Association - 12.6%
Federal National Mortgage Association
5.50%, 04/01/16 - 09/01/41	3,316	3,743
6.50%, 09/01/16 - 12/01/38	661	768
6.00%, 11/01/16 - 09/01/39	2,117	2,417
5.00%, 10/01/17 - 05/01/44	5,863	6,510
4.50%, 02/01/18 - 01/01/45	12,525	13,656
4.00%, 07/01/18 - 01/01/46	21,869	23,418
3.50%, 08/01/21 - 12/01/45	26,695	28,089
2.50%, 12/01/21 - 05/01/45	9,315	9,564
3.00%, 11/01/26 - 04/01/46	30,240	31,269
2.00%, 09/01/28 - 05/01/30	981	991
7.00%, 02/01/31 - 02/01/38	88	98
2.50%, 04/15/31 - 04/15/46, TBA (g)	200	203
7.50%, 11/01/37	6	7
2.46%, 06/01/40 (i)	75	79
3.58%, 08/01/40 (i)	75	79
2.79%, 01/01/41 (i)	127	133
3.42%, 05/01/41 (i)	107	113
2.43%, 10/01/42 (i)	70	72
2.17%, 05/01/43 (i)	292	300
2.71%, 11/01/43 (i)	178	184
3.00%, 04/15/46, TBA (g)	2,400	2,463
3.50%, 04/15/46, TBA (g)	12,575	13,188
4.00%, 04/15/46, TBA (g)	5,250	5,611
REMIC, 2.50%, 04/25/23 (i)	649	664
REMIC, 3.46%, 01/25/24 (i)	400	429
		144,048
Government National Mortgage Association - 8.3%
Government National Mortgage Association
4.00%, 12/15/24 - 12/15/45	15,447	16,573
4.50%, 04/20/26 - 04/20/45	9,444	10,295
3.50%, 05/15/26 - 08/20/45	14,920	15,809
3.00%, 04/15/27 - 01/20/46	13,280	13,798
2.50%, 09/20/27 - 07/20/43	1,109	1,134
8.00%, 04/15/30	7	8
8.50%, 06/15/30 - 12/15/30	2	2
5.50%, 12/15/31 - 02/20/44	3,229	3,649
6.00%, 05/15/32 - 12/20/40	622	717
5.00%, 03/15/33 - 01/20/45	5,463	6,074
6.50%, 07/15/38	37	43
1.87%, 07/20/40 (i)	85	89
3.50%, 03/20/41 (i)	267	273
3.00%, 11/20/41 - 07/20/42 (i)	517	533
3.00%, 04/15/46, TBA (g)	5,050	5,234
3.50%, 04/15/46, TBA (g)	17,650	18,659
4.00%, 04/15/46, TBA (g)	1,575	1,684
4.50%, 04/15/46, TBA (g)	200	215
		94,789
Total Government and Agency Obligations (cost $797,336)		817,510

SHORT TERM INVESTMENTS - 6.4%
Investment Company - 5.3%
JNL Money Market Fund, 0.29% (a) (h)	60,766	60,766

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	12,820	12,820
Total Short Term Investments (cost $73,586)		73,586
Total Investments - 105.5% (cost $1,178,624)		1,207,235
Total Forward Sales Commitments - (0.3%) (proceeds $3,888)		(3,892)
Other Assets and Liabilities, Net - (5.2%)		(59,037)
Total Net Assets - 100.0%		$1,144,306

FORWARD SALES COMMITMENTS - 0.3%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Federal Home Loan Mortgage Corp. - 0.0%
Federal Home Loan Mortgage Corp.
3.50%, 04/15/31, TBA (g)	$25	$27
4.50%, 04/15/31, TBA (g)	120	124
5.00%, 04/15/31, TBA (g)	200	206
3.00%, 04/15/46, TBA (g)	200	205
		562
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association
3.50%, 04/15/31, TBA (g)	100	106
4.50%, 04/15/31, TBA (g)	100	103
		209
Government National Mortgage Association - 0.3%
Government National Mortgage Association
5.00%, 04/15/46, TBA (g)	800	882
5.50%, 04/15/46, TBA (g)	2,000	2,239
		3,121
Total Forward Sales Commitments - 0.3% (proceeds $3,888)		$3,892

JNL/Mellon Capital Utilities Sector Fund

COMMON STOCKS - 99.7%
ENERGY - 0.0%
Vivint Solar Inc. (c) (e)	2	$7

UTILITIES - 99.7%
8Point3 Energy Partners LP - Class A	2	31
AES Corp.	56	664
AGL Resources Inc.	10	652
Allete Inc.	4	216
Alliant Energy Corp.	9	705
Ameren Corp.	20	1,025
American Electric Power Co. Inc.	41	2,739
American States Water Co.	3	117
American Water Works Co. Inc. (e)	15	1,043
Aqua America Inc.	15	476
Atmos Energy Corp.	8	629
Avista Corp.	5	211
Black Hills Corp. (e)	4	252
California Water Service Group	4	102
Calpine Corp. (c)	29	433
CenterPoint Energy Inc.	34	715
Chesapeake Utilities Corp.	1	78
Cleco Corp.	5	275
CMS Energy Corp. (e)	23	994
Connecticut Water Services Inc. (e)	1	44
Consolidated Edison Inc.	24	1,875
Dominion Resources Inc.	50	3,756
DTE Energy Co.	15	1,359
Duke Energy Corp.	58	4,663
Dynegy Inc. (c)	7	105
Edison International	27	1,970
El Paso Electric Co.	3	160
Empire District Electric Co.	4	127
Entergy Corp.	15	1,191
Eversource Energy	26	1,545
Exelon Corp.	77	2,771
FirstEnergy Corp.	35	1,271
Great Plains Energy Inc.	13	419
Hawaiian Electric Industries Inc.	9	294
IDACORP Inc.	4	316
ITC Holdings Corp.	13	560
Laclede Group Inc.	4	242
MDU Resources Group Inc.	16	306
MGE Energy Inc.	3	151
Middlesex Water Co.	1	37
National Fuel Gas Co.	6	295
New Jersey Resources Corp.	7	264
NextEra Energy Inc.	39	4,576
NextEra Energy Partners LP	3	95
NiSource Inc.	27	628
Northwest Natural Gas Co.	2	118
NorthWestern Corp.	4	245
NRG Energy Inc.	26	336
NRG Yield Inc. - Class A	3	41
NRG Yield Inc. - Class C (e)	6	80
OGE Energy Corp.	17	476
ONE Gas Inc.	4	273
Ormat Technologies Inc.	3	122
Otter Tail Corp. (e)	3	93
Pattern Energy Group Inc. - Class A (e)	5	98
PG&E Corp.	41	2,462
Piedmont Natural Gas Co. Inc.	7	390
Pinnacle West Capital Corp.	9	696
PNM Resources Inc.	7	222
Portland General Electric Co.	7	289
PPL Corp.	56	2,150
Public Service Enterprise Group Inc.	43	2,006
Questar Corp.	15	365
SCANA Corp. (e)	11	804
Sempra Energy	20	2,063
SJW Corp.	1	51
South Jersey Industries Inc.	6	169
Southern Co.	76	3,949
Southwest Gas Corp.	4	257
Talen Energy Corp. (c)	6	58
TECO Energy Inc.	20	542
TerraForm Global Inc. - Class A	3	7
TerraForm Power Inc. - Class A (e)	4	34
UGI Corp.	14	582
Unitil Corp.	1	46
Vectren Corp.	7	356
WEC Energy Group Inc.	26	1,584
Westar Energy Inc. (e)	12	587
WGL Holdings Inc.	4	304
Xcel Energy Inc.	42	1,772
		64,004
Total Common Stocks (cost $58,447)		64,011

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 5.4%
Investment Company - 0.7%
JNL Money Market Fund, 0.29% (a) (h)	451	451
Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	3,014	3,014
Total Short Term Investments (cost $3,465)		3,465
Total Investments - 105.1% (cost $61,912)		67,476
Other Assets and Liabilities, Net - (5.1%)		(3,289)
Total Net Assets - 100.0%		$64,187

JNL/Morgan Stanley Mid Cap Growth Fund

COMMON STOCKS - 91.1%
CONSUMER DISCRETIONARY - 16.8%
Dunkin’ Brands Group Inc. (e)	158	$7,450
Lululemon Athletica Inc. (c) (e)	46	3,147
Marriott International Inc. - Class A (e)	82	5,806
Michael Kors Holdings Ltd. (c)	82	4,688
Tesla Motors Inc. (c) (e)	48	11,000
TripAdvisor Inc. (c)	17	1,110
Under Armour Inc. - Class A (c) (e)	25	2,114
Zalando SE (c)	53	1,747
		37,062
CONSUMER STAPLES - 6.9%
Mead Johnson Nutrition Co.	94	8,000
Monster Beverage Corp. (c)	55	7,355
		15,355
FINANCIALS - 9.8%
Affiliated Managers Group Inc. (c)	13	2,150
LendingClub Corp. (c) (e)	650	5,396
McGraw-Hill Financial Inc.	79	7,851
MSCI Inc. - Class A	85	6,305
		21,702
HEALTH CARE - 20.6%
Alnylam Pharmaceuticals Inc. (c)	14	863
athenahealth Inc. (c) (e)	72	9,929
DexCom Inc. (c)	33	2,270
Illumina Inc. (c)	68	11,060
Intrexon Corp. (c) (e)	33	1,120
Intuitive Surgical Inc. (c)	20	11,987
Juno Therapeutics Inc. (c) (e)	14	546
Zoetis Inc. - Class A	174	7,714
		45,489
INDUSTRIALS - 8.8%
Fastenal Co.	46	2,253
IHS Inc. - Class A (c)	46	5,653
SolarCity Corp. (c) (e)	26	643
TransDigm Group Inc. (c)	12	2,637
Verisk Analytics Inc. - Class A (c)	85	6,828
XPO Logistics Inc. (c) (e)	44	1,358
		19,372
INFORMATION TECHNOLOGY - 28.2%
3D Systems Corp. (c) (e)	36	556
Atlassian Corp. Plc - Class A (c) (e)	41	1,030
Autohome Inc. - ADR - Class A (c) (e)	80	2,224
FireEye Inc. (c) (e)	67	1,213
FleetCor Technologies Inc. (c)	40	5,911
Flipkart Ltd. - Series D (c) (f) (p) (q)	11	937
Gartner Inc. - Class A (c)	27	2,370
LinkedIn Corp. - Class A (c)	47	5,320
MercadoLibre Inc.	25	2,986
Mobileye NV (c)	30	1,109
NetSuite Inc. (c) (e)	23	1,558
Palantir Technologies Inc. - Series H (c) (f) (p) (q)	22	133
Palantir Technologies Inc. - Series H-1 (c) (f) (p) (q)	22	133
Palo Alto Networks Inc. (c)	13	2,125
Pandora Media Inc. (c) (e)	121	1,085
ServiceNow Inc. (c)	92	5,605
Splunk Inc. (c)	125	6,134
Stratasys Ltd. (c) (e)	12	324
SurveyMonkey Inc. (c) (f) (p) (q)	41	499
Tableau Software Inc. - Class A (c) (e)	27	1,217
Twitter Inc. (c) (e)	347	5,750
Workday Inc. - Class A (c) (e)	90	6,919
Yelp Inc. (c)	46	906
Zillow Group Inc. - Class A (c) (e)	86	2,196
Zillow Group Inc. - Class C (c) (e)	172	4,079
		62,319
Total Common Stocks (cost $215,680)		201,299

PREFERRED STOCKS - 1.6%
INFORMATION TECHNOLOGY - 1.6%
Airbnb Inc. - Series D (c) (f) (p) (q)	42	3,064
Dropbox Inc. - Series A-1 (c) (f) (p) (q) (v)	4	49
Dropbox Inc. - Series C (c) (f) (p) (q)	25	278
Palantir Technologies Inc. (c) (f) (p) (q)	5	31
Total Preferred Stocks (cost $2,238)		3,422

PURCHASED OPTIONS - 0.1%
Chinese Yuan versus USD Call Option, Strike Price CNY 6.70, Expiration 06/06/16, RBS (q)	31,292,627	109
Total Purchased Options (cost $122)		109

SHORT TERM INVESTMENTS - 30.9%
Investment Company - 7.3%
JNL Money Market Fund, 0.29% (a) (h)	16,231	16,231
Securities Lending Collateral - 23.6%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	52,124	52,124
Total Short Term Investments (cost $68,355)		68,355
Total Investments - 123.7% (cost $286,395)		273,185
Other Assets and Liabilities, Net - (23.7%)		(52,338)
Total Net Assets - 100.0%		$220,847

JNL Multi-Manager Alternative Fund (t)

COMMON STOCKS - 42.4%
CONSUMER DISCRETIONARY - 7.0%
Abercrombie & Fitch Co. - Class A	55	$1,728
Ainsworth Game Technology Ltd.	291	520
Best Buy Co. Inc. (o)	25	811
Big Lots Inc.	6	272
Brunswick Corp.	6	297
Cablevision Systems Corp. - Class A	45	1,494
Comcast Corp. - Class A (o)	21	1,307
Cooper Tire & Rubber Co.	7	241

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
D.R. Horton Inc. (o)	9	266
Darden Restaurants Inc. (o)	31	2,022
Discovery Communications Inc. - Class C (c) (o)	37	1,004
Europris ASA (c) (r)	184	864
GameStop Corp. - Class A	19	615
Genting Malaysia Bhd	296	345
GNC Holdings Inc. - Class A	21	667
Goodyear Tire & Rubber Co. (o)	24	775
Groupon Inc. - Class A (c)	251	1,002
Guess Inc.	32	599
Interpublic Group of Cos. Inc.	6	139
J.C. Penney Co. Inc. (c)	76	836
Jakks Pacific Inc. (c) (e)	6	43
Jarden Corp. (c) (o)	57	3,380
KB Home	39	563
Lands’ End Inc. (c)	7	166
Liberty Media Corp. - Class A (c) (o)	55	2,130
Media General Inc. (c)	117	1,914
Michael Kors Holdings Ltd. (c) (o)	22	1,225
Naspers Ltd. - Class N	16	2,194
Penn National Gaming Inc. (c)	31	516
PVH Corp. (o)	6	565
Rent-A-Center Inc.	37	590
Seat Pagine Gialle SpA (c)	37,800	133
ServiceMaster Global Holdings Inc. (c) (o)	3	94
Signet Jewelers Ltd. (o)	8	1,005
Signet Jewelers Ltd. (f)	7	927
Six Flags Entertainment Corp.	3	155
Societe Television Francaise 1	247	3,192
Sotheby’s	17	444
Starwood Hotels & Resorts Worldwide Inc.	70	5,810
Tegna Inc. (o)	9	202
Tempur Sealy International Inc. (c)	23	1,392
Time Warner Cable Inc.	24	4,951
TopBuild Corp. (c)	5	158
Visteon Corp.	7	533
Wolters Kluwer NV	23	934
Wolverine World Wide Inc.	4	74
WPP Plc	56	1,304
		50,398
CONSUMER STAPLES - 2.3%
Anheuser-Busch InBev NV	27	3,355
Avon Products Inc.	72	347
Bunge Ltd. (o)	10	571
Carlsberg A/S - Class B (e)	38	3,636
Davide Campari-Milano SpA	108	1,078
Dean Foods Co.	75	1,295
Edgewell Personal Care Co. (o)	11	873
Henkel AG & Co. KGaA	6	623
Lenta Ltd. - ADR (c) (r)	35	222
Molson Coors Brewing Co. - Class B (o)	10	947
Nu Skin Enterprises Inc. - Class A	42	1,599
Pilgrim’s Pride Corp. (c) (o)	27	681
Seaboard Corp. (c)	—	270
Tyson Foods Inc. - Class A (o)	10	633
Unilever NV - CVA	10	444
		16,574
ENERGY - 3.2%
Apache Corp. (o)	14	698
Atwood Oceanics Inc.	46	419
Baytex Energy Corp.	62	247
California Resources Corp.	—	—
Cameco Corp.	10	130
Canadian Natural Resources Ltd.	69	1,860
Cenovus Energy Inc.	60	784
CVR Energy Inc.	43	1,117
Denbury Resources Inc.	294	652
Devon Energy Corp. (o)	18	480
Enerplus Corp.	163	641
EP Energy Corp. - Class A (c)	37	165
Gazprom OAO - ADR	63	271
Halliburton Co.	15	519
Laredo Petroleum Holdings Inc. (c)	15	117
Lukoil PJSC - ADR	7	277
Newfield Exploration Co. (c) (o)	29	974
Noble Corp. Plc	168	1,743
Northern Tier Energy LP (o)	130	3,054
Occidental Petroleum Corp.	15	1,054
Oil States International Inc. (c)	4	139
Oneok Inc. (o)	9	254
Premier Oil Plc (c)	385	244
QEP Resources Inc.	22	313
Range Resources Corp.	4	133
Rosneft OAO - GDR	28	128
Rowan Cos. Plc - Class A	31	506
Seadrill Ltd. (c)	180	593
Solazyme Inc. (c) (e)	47	96
Suncor Energy Inc.	21	595
Superior Energy Services Inc.	19	260
Tesoro Corp. (o)	16	1,385
Valero Energy Corp. (o)	29	1,879
Western Refining Inc.	40	1,169
		22,896
FINANCIALS - 7.9%
ABN AMRO Group NV - CVA (c)	31	634
AIA Group Ltd.	314	1,785
Alleghany Corp. (c)	1	459
Ally Financial Inc. (c)	13	237
American Express Co.	25	1,552
American Homes For Rent - Class A (e)	5	80
American International Group Inc.	48	2,596
AmTrust Financial Services Inc. (o)	48	1,246
Annaly Capital Management Inc. (o)	116	1,191
Aon Plc - Class A	31	3,261
Assured Guaranty Ltd.	85	2,161
Azimut Holding SpA	63	1,450
Bank of America Corp.	119	1,615
Capital One Financial Corp. (o)	8	534
Care Capital Properties Inc.	4	110
CIT Group Inc. (o)	68	2,110
Citigroup Inc. (o)	68	2,846
Extra Space Storage Inc. (o)	4	327
First Niagara Financial Group Inc.	315	3,053
Flow Traders NV	19	862
Forest City Realty Trust Inc. - Class A	1	28
Four Corners Property Trust Inc.	12	221
FXCM Inc. - Class A (c) (e)	—	4
General Growth Properties Inc. (o)	7	214
Genworth Financial Inc. - Class A (c)	259	706
Goldman Sachs Group Inc. (o)	13	1,994
Gramercy Property Trust (e)	—	2
Groupe Bruxelles Lambert SA	14	1,191
Hartford Financial Services Group Inc. (o)	4	166
ING Groep NV - CVA	107	1,279
KBC Groep NV	17	881
LEG Immobilien AG	30	2,858
Legg Mason Inc.	18	636
Leucadia National Corp.	90	1,456
Lincoln National Corp. (o)	15	592
LPL Financial Holdings Inc.	21	516
Mack-Cali Realty Corp.	38	891
MetLife Inc. (o)	3	141

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Navient Corp. (o)	203	2,428
Nelnet Inc. - Class A	23	902
NN Group NV	58	1,901
Pacific Holdings Group Plc (c) (f)	467	—
Primecity Investment Plc (c)	—	1
ProLogis Inc. (o)	14	627
Prudential Financial Inc. (o)	28	2,022
Public Storage (o)	5	1,365
Realty Income Corp. (o)	13	813
Sampo Oyj	10	452
Santander Consumer USA Holdings Inc. (c)	114	1,193
Sberbank of Russia - ADR	40	280
Sun Life Financial Inc.	19	626
Synchrony Financial (c) (o)	18	522
The Governor & Co. of the Bank of Ireland (c)	2,546	737
UDR Inc. (o)	7	285
Unum Group	8	250
Urban Edge Properties	7	176
Voya Financial Inc.	—	7
		56,472
HEALTH CARE - 4.9%
Abiomed Inc. (c)	5	455
Actelion Ltd.	6	963
Alere Inc. (c)	37	1,880
Allergan Plc (c)	11	2,828
Amsurg Corp. (c) (o)	11	843
ANI Pharmaceuticals Inc. (c) (e)	2	60
Baxalta Inc. (o)	91	3,669
Cepheid Inc. (c)	4	120
Charles River Laboratories International Inc. (c)	3	205
China Biologic Products Inc. (c)	4	424
Community Health Systems Inc. (c)	5	85
Exelixis Inc. (c) (e)	151	603
Gilead Sciences Inc.	4	386
HCA Holdings Inc. (c) (o)	6	484
Hologic Inc. (c) (o)	36	1,249
Innoviva Inc. (e)	21	269
Intrexon Corp. (c)	18	607
Ionis Pharmaceuticals Inc. (c) (o)	21	847
Jazz Pharmaceuticals Plc (c) (o)	7	881
Lifepoint Health Inc. (c)	18	1,267
Merck & Co. Inc. (o)	12	609
Molina Healthcare Inc. (c)	3	161
Mylan NV (c) (o)	4	185
Myriad Genetics Inc. (c)	46	1,737
PDL BioPharma Inc. (e)	130	434
Premier Inc. - Class A (c)	29	951
Prestige Brands Holdings Inc. (c)	4	235
Sequenom Inc. (c) (e)	4	5
Shire Plc	53	3,033
Spire Healthcare Group Plc	128	660
Teva Pharmaceutical Industries Ltd. - ADR	39	2,098
Thermo Fisher Scientific Inc.	8	1,066
United Therapeutics Corp. (c) (o)	20	2,254
Universal Health Services Inc. - Class B (o)	1	62
Vertex Pharmaceuticals Inc. (c) (o)	11	839
WellCare Health Plans Inc. (c) (o)	8	723
Zoetis Inc. - Class A (o)	40	1,774
		34,951
INDUSTRIALS - 4.3%
ADT Corp. (o)	55	2,264
Aegean Marine Petroleum Network Inc.	—	1
AGCO Corp. (o)	12	572
Alaska Air Group Inc.	4	344
Allison Transmission Holdings Inc. (o)	37	1,001
Asciano Group	76	523
Atlas Air Worldwide Holdings Inc. (c)	—	7
Boeing Co. (o)	3	393
Delta Air Lines Inc. (o)	2	112
Deluxe Corp.	13	812
Eaton Corp. Plc (o)	24	1,496
Elior (c)	90	1,975
Esterline Technologies Corp. (c)	14	912
General Cable Corp.	34	413
General Electric Co.	48	1,538
Greenbrier Cos. Inc. (e)	—	3
Huntington Ingalls Industries Inc. (o)	8	1,054
Jardine Strategic Holdings Ltd.	13	399
Joy Global Inc.	69	1,112
Kennametal Inc.	56	1,264
Korn/Ferry International	4	116
Manitowoc Co. Inc.	30	130
Meggitt Plc	211	1,229
Owens Corning Inc. (o)	12	558
Pitney Bowes Inc.	14	308
Ritchie Bros. Auctioneers Inc.	32	872
Rockwell Automation Inc. (o)	13	1,488
RR Donnelley & Sons Co.	52	856
SolarCity Corp. (c) (e)	6	140
Spirit Aerosystems Holdings Inc. - Class A (c) (o)	24	1,066
Spotless Group Holdings Ltd. (e)	992	960
SPX Corp.	24	366
Swift Transporation Co. - Class A (c)	45	840
Trinity Industries Inc. (e)	9	162
Tyco International Plc	61	2,239
United Continental Holdings Inc. (c) (o)	10	587
United Technologies Corp.	28	2,830
West Corp.	11	251
		31,193
INFORMATION TECHNOLOGY - 7.9%
Alphabet Inc. - Class A (c)	1	835
Alphabet Inc. - Class C (c)	1	817
Analog Devices Inc.	19	1,097
Apple Inc.	6	698
Arista Networks Inc. (c)	2	139
Blucora Inc. (c)	1	4
Brocade Communications Systems Inc. (o)	116	1,231
CACI International Inc. - Class A (c)	2	203
Celestica Inc. (c)	20	224
Cisco Systems Inc. (o)	107	3,039
Citrix Systems Inc. (c) (o)	24	1,886
Cree Inc. (c)	4	125
eBay Inc. (c)	26	620
EMC Corp. (o)	145	3,867
First Solar Inc. (c)	4	288
IAC/InterActiveCorp. (o)	21	970
Ingram Micro Inc. - Class A (o)	101	3,616
Integrated Device Technology Inc. (c)	29	601
Intel Corp.	19	624
j2 Global Inc.	9	523
Juniper Networks Inc. (o)	34	862
KLA-Tencor Corp.	48	3,531
Leidos Holdings Inc.	39	1,983
Markit Ltd. (c)	7	251
Microsoft Corp.	41	2,243
NCR Corp. (c)	44	1,302
NetApp Inc. (o)	19	521
NeuStar Inc. - Class A (c)	29	723
Nuance Communications Inc. (c)	3	59
Nvidia Corp. (o)	42	1,486
Oracle Corp.	107	4,378
Polycom Inc. (c)	78	870

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
QUALCOMM Inc. (o)	24	1,230
Rackspace Hosting Inc. (c)	4	86
Red Hat Inc. (c)	1	63
Rovi Corp. (c)	68	1,399
SanDisk Corp.	21	1,611
SunEdison Inc. (c) (e)	154	83
TE Connectivity Ltd.	29	1,812
Tech Data Corp. (c)	18	1,351
Teradata Corp. (c)	35	910
Teradyne Inc. (o)	24	527
TiVo Inc. (c)	6	55
Ubiquiti Networks Inc. (c)	15	496
VeriSign Inc. (c) (o)	14	1,266
Violin Memory Inc. (c) (e)	43	22
WebMD Health Corp. (c) (e)	5	284
Workday Inc. - Class A (c) (e)	1	65
Xerox Corp. (o)	118	1,319
Yahoo! Inc. (c) (o)	132	4,844
		57,039
MATERIALS - 3.9%
Airgas Inc. (o)	23	3,189
Alcoa Inc. (o)	251	2,405
Barrick Gold Corp.	150	2,034
Cabot Corp.	32	1,547
Calgon Carbon Corp.	140	1,967
Chemours Co.	15	105
Commercial Metals Co.	57	974
CRH Plc	67	1,884
Domtar Corp.	19	782
E. I. du Pont de Nemours & Co.	—	9
Greif Inc. - Class A	14	472
Innophos Holdings Inc.	22	683
Kinross Gold Corp. (c)	288	980
LyondellBasell Industries NV - Class A (o)	12	1,035
MMC Norilsk Nickel - ADR	22	280
Mosaic Co. (o)	13	340
Nampak Ltd.	971	1,399
Newmont Mining Corp. (o)	10	276
Owens-Illinois Inc. (c)	47	746
Platform Specialty Products Corp. (c)	33	285
Syngenta AG - ADR	37	3,058
Teck Resources Ltd. - Class B	97	734
Valspar Corp.	5	538
West China Cement Ltd.	8,080	1,677
WestRock Co.	25	991
		28,390
TELECOMMUNICATION SERVICES - 0.5%
CenturyLink Inc. (o)	42	1,336
Telefonica SA	167	1,868
Windstream Holdings Inc.	16	126
		3,330
UTILITIES - 0.5%
Calpine Corp. (c) (o)	67	1,021
E.ON SE	91	870
NRG Energy Inc.	15	189
Snam Rete Gas SpA	244	1,524
		3,604
Total Common Stocks (cost $304,138)		304,847

PREFERRED STOCKS - 0.1%
CONSUMER STAPLES - 0.1%
Bunge Ltd., 4.88% (m) (v)	5	392

FINANCIALS - 0.0%
Cowen Group Inc., 5.63% (m) (r) (v)	—	278

INDUSTRIALS - 0.0%
CEVA Holdings LLC - Series A-2 (c) (f)	—	108
Total Preferred Stocks (cost $1,066)		778

WARRANTS - 0.0%
TORM A/S (c) (f)	4	49
Total Warrants (cost $69)		49

PURCHASED OPTIONS - 0.1%
10-Year U.S. Treasury Note Future Call Option, Strike Price 128.50, Expiration 04/22/16	25	49
10-Year U.S. Treasury Note Future Call Option, Strike Price 133, Expiration 04/22/16	20	1
10-Year U.S. Treasury Note Future Call Option, Strike Price 136, Expiration 04/22/16	260	4
10-Year U.S. Treasury Note Future Call Option, Strike Price 136.50, Expiration 04/22/16	260	—
10-Year U.S. Treasury Note Future Call Option, Strike Price 137.50, Expiration 04/22/16	79	—
10-Year U.S. Treasury Note Future Put Option, Strike Price 128.50, Expiration 04/22/16	31	3
10-Year U.S. Treasury Note Future Put Option, Strike Price 129, Expiration 04/22/16	50	6
10-Year U.S. Treasury Note Future Put Option, Strike Price 130, Expiration 04/22/16	3	1
2-Year U.S. Treasury Note Future Put Option, Strike Price 107.50, Expiration 05/20/16	39	—
5-Year U.S. Treasury Note Future Call Option, Strike Price 120.50, Expiration 04/22/16	15	12
5-Year U.S. Treasury Note Future Put Option, Strike Price 113.50, Expiration 04/22/16	253	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 115, Expiration 04/22/16	599	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 116, Expiration 04/22/16	137	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 116.75, Expiration 04/22/16	17	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 117, Expiration 04/22/16	15	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 120, Expiration 04/22/16	10	1
90-Day Eurodollar Future Call Option, Strike Price 99.75, Expiration 06/13/16	24	—
Allergan Plc Put Option, Strike Price 240 Expiration 05/20/16	52	39
Australian Dollar Future Call Option, Strike Price 0.74, Expiration 04/08/16	4	12
Australian Dollar Future Put Option, Strike Price 0.65, Expiration 05/06/16	11	—
Brazilian Real versus USD Put Option, Strike Price BRL 3.75, Expiration 06/09/16, BCL	365,000	19
Bunge Ltd. Call Option, Strike Price 57.50, Expiration 07/15/16	34	9
Canadian Dollar Future Call Option, Strike Price 0.75, Expiration 04/08/16	3	6
Canadian Dollar Future Put Option, Strike Price 0.69, Expiration 05/06/16	70	—
Canadian Dollar Future Put Option, Strike Price 0.68, Expiration 04/08/16	58	—
Canadian Dollar Future Put Option, Strike Price 69, Expiration 04/08/16	17	—
CDX.NA.HY.25 Call Option, Strike Price 0.99, Expiration 04/21/16, BNP	900,000	33
CDX.NA.IG.25 Call Option, Strike Price 1.05, Expiration 04/21/16, BNP	3,580,000	25

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Euro FX Currency Future Call Option, Strike Price 1.23, Expiration 04/08/16	29	—
Euro FX Currency Future Call Option, Strike Price 1.23, Expiration 05/06/16	78	3
Euro FX Currency Future Call Option, Strike Price 1.24, Expiration 04/08/16	27	—
Euro FX Currency Future Call Option, Strike Price 1.24, Expiration 04/08/16	4	—
Euro FX Currency Future Call Option, Strike Price 1.24, Expiration 05/06/16	5	—
Euro FX Currency Future Call Option, Strike Price 1.25, Expiration 05/06/16	19	—
Euro FX Currency Future Call Option, Strike Price 1.25, Expiration 05/06/16	7	—
Euro FX Currency Future Call Option, Strike Price 1.26, Expiration 05/06/16	23	—
Euro FX Currency Future Call Option, Strike Price 1.26, Expiration 05/06/16	2	—
Euro FX Currency Future Put Option, Strike Price 1.11, Expiration 05/06/16	3	1
Euro FX Currency Future Put Option, Strike Price 1.13, Expiration 05/06/16	2	2
Euro versus USD Call Option, Strike Price EUR 1.14, Expiration 06/29/16, BCL	3,007,000	52
iShares MSCI Emerging Markets Index Call Option, Strike Price 32, Expiration 04/15/16	68	16
Japanese Yen Future Call Option, Strike Price 1.02, Expiration 04/08/16	15	—
Japanese Yen Future Call Option, Strike Price 1.03, Expiration 04/08/16	17	—
Japanese Yen Future Call Option, Strike Price 1.03, Expiration 04/08/16	48	—
Japanese Yen Future Call Option, Strike Price 1.06, Expiration 05/06/16	79	1
Japanese Yen Future Put Option, Strike Price 0.85, Expiration 04/08/16	1	—
Japanese Yen Future Put Option, Strike Price 0.86, Expiration 04/08/16	2	—
Japanese Yen Future Put Option, Strike Price 0.87, Expiration 04/08/16	6	—
Japanese Yen Future Put Option, Strike Price 0.88, Expiration 04/08/16	12	2
Japanese Yen Future Put Option, Strike Price 0.88, Expiration 05/06/16	9	7
Japanese Yen Future Put Option, Strike Price 0.89, Expiration 04/08/16	3	2
Japanese Yen versus USD Call Option, Strike Price JPY 115.50, Expiration 05/27/16, CGM	2,500,000	13
Johnson Controls Inc. Put Option, Strike Price 34, Expiration 04/15/16	439	8
Mexican Peso versus USD Put Option, Strike Price MXN 17.25, Expiration 04/07/16, BCL	970,000	6
Mexican Peso versus USD Put Option, Strike Price MXN 17.60, Expiration 03/31/16, BCL	710,000	13
NetSuite Inc. Call Option, Strike Price 70, Expiration 04/15/16	7	1
Red Hat Inc. Call Option, Strike Price 80, Expiration 04/15/16	18	—
Russian Ruble versus USD Put Option, Strike Price RUB 75.50, Expiration 04/25/16, CGM	620,000	75
S&P 500 Index Put Option, Strike Price 1,870, Expiration 03/31/16	12	—
Shutterfly Inc. Call Option, Strike Price 50, Expiration 06/17/16	18	2
SPDR S&P 500 ETF Trust Put Option, Strike Price 180, Expiration 04/15/16	171	1
SPDR S&P 500 ETF Trust Put Option, Strike Price 200, Expiration 04/15/16	171	9
U.S. Treasury Long Bond Future Call Option, Strike Price 162, Expiration 04/22/16	5	15
U.S. Treasury Long Bond Future Call Option, Strike Price 163, Expiration 04/22/16	5	12
U.S. Treasury Long Bond Future Call Option, Strike Price 164, Expiration 04/22/16	3	5
U.S. Treasury Long Bond Future Call Option, Strike Price 165, Expiration 04/22/16	6	8
U.S. Treasury Long Bond Future Put Option, Strike Price 146, Expiration 04/22/16	101	—
U.S. Treasury Long Bond Future Put Option, Strike Price 147, Expiration 04/22/16	80	—
U.S. Treasury Long Bond Future Put Option, Strike Price 147.50, Expiration 04/22/16	5	—
U.S. Treasury Long Bond Future Put Option, Strike Price 159, Expiration 04/22/16	5	1
WebMD Health Corp. Call Option, Strike Price 65, Expiration 06/17/16	53	20
Total Purchased Options (cost $473)		495

INVESTMENT COMPANIES - 0.2%
BlackRock Debt Strategies Fund Inc.	44	153
Invesco Senior Income Trust	85	344
iShares MSCI Brazil Capped ETF	34	904
Nuveen Credit Strategies Income Fund	28	223
Total Investment Companies (cost $1,508)		1,624

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.6%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$167	169
Chevy Chase Funding LLC Mortgage-Backed Certificates REMIC, 0.92%, 05/25/35 (i) (r)	572	450
CHL Mortgage Pass-Through Trust REMIC, 0.65%, 05/25/35 (i)	140	99
Countrywide Asset-Backed Certificates REMIC, 0.93%, 08/26/33 (i)	232	201
Countrywide Home Equity Loan Trust, 0.66%, 02/15/29 (i)	405	351
Fannie Mae Connecticut Avenue Securities, 5.43%, 07/25/25 (i) (r)	180	181
First Horizon Mortgage Pass-Through Trust REMIC, 2.91%, 04/25/35 (i)	617	448
GreenPoint Mortgage Funding Trust REMIC, 0.71%, 11/25/45 (i)	759	418
IndyMac IMSC Mortgage Loan Trust REMIC, 0.61%, 07/25/37 (i)	486	296
Miran Mid-Atlantic Pass-Through Trust, 10.06%, 12/30/28	136	132
Morgan Stanley Resecuritization Trust, 0.66%, 05/27/37 (i) (r)	160	94
Nelnet Student Loan Trust, 2.10%, 04/25/17 (i)	190	189
RAMP Trust REMIC, 0.78%, 08/25/36 (i)	350	252
SLM Student Loan Trust
2.27%, 01/24/17 (i)	250	249
1.02%, 04/25/23 (i)	350	332
2.32%, 07/25/23 (i)	160	161
Total Non-U.S. Government Agency Asset- Backed Securities (cost $4,083)		4,022

CORPORATE BONDS AND NOTES - 11.5%
CONSUMER DISCRETIONARY - 2.2%
AA Bond Co. Ltd., 5.50%, 07/31/22, GBP	150	208
Amazon.com Inc., 4.95%, 12/05/44	40	46
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	70	74
Ascent Capital Group Inc., 4.00%, 07/15/20 (v)	114	71

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Carriage Services Inc., 2.75%, 03/15/21 (v)	191	209
CCO Holdings LLC
5.88%, 04/01/24 (r)	571	598
5.38%, 05/01/25 (r)	70	71
CCO Safari II LLC
4.91%, 07/23/25 (r)	680	718
6.83%, 10/23/55 (r)	380	410
CCOH Safari LLC, 5.75%, 02/15/26 (r)	50	52
Cequel Communications Escrow I LLC, 6.38%, 09/15/20 (r)	769	761
Cequel Communications Holdings I LLC, 5.13%, 12/15/21 (r)	672	627
Cinemark USA Inc., 4.88%, 06/01/23 (r)	510	514
Comcast Corp., 6.45%, 03/15/37	70	93
DISH DBS Corp., 7.88%, 09/01/19	100	110
Family Tree Escrow LLC, 5.75%, 03/01/23 (r)	100	106
Goodyear Tire & Rubber Co., 5.13%, 11/15/23	30	31
HD Supply Inc.
11.50%, 07/15/20	1,550	1,720
5.75%, 04/15/24 (r)	473	486
Iconix Brand Group Inc., 1.50%, 03/15/18 (v)	599	407
International Automotive Components Group SA, 9.13%, 06/01/18 (r)	150	135
JAKKS Pacific Inc., 4.88%, 06/01/20 (v)	410	384
LGI Homes Inc., 4.25%, 11/15/19 (v)	76	95
Liberty Interactive LLC, 1.00%, 09/30/43 (e) (r)	195	168
LIN Television Corp., 5.88%, 11/15/22	1,500	1,519
LTF Merger Sub Inc., 8.50%, 06/15/23 (r)	466	452
M/I Homes Inc., 3.25%, 09/15/17 (v)	602	606
McDonald’s Corp., 4.88%, 12/09/45	110	120
MDC Partners Inc., 6.75%, 04/01/20 (r)	40	41
NCL Corp. Ltd., 4.63%, 11/15/20 (r)	50	50
Netflix Inc., 5.88%, 02/15/25	80	84
Newell Rubbermaid Inc., 4.20%, 04/01/26 (l)	110	115
Numericable Group SA, 6.25%, 05/15/24 (r)	200	194
Pinnacle Entertainment Inc., 7.75%, 04/01/22	600	658
Sabre GLBL Inc., 5.25%, 11/15/23 (r)	332	338
Shea Homes LP, 6.13%, 04/01/25 (r)	110	108
Shutterfly Inc., 0.25%, 05/15/18 (v)	601	600
Time Warner Cable Inc.
6.55%, 05/01/37	20	22
7.30%, 07/01/38	20	23
5.88%, 11/15/40	40	41
Toll Brothers Finance Corp., 0.50%, 09/15/32	943	915
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25, EUR	380	441
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	690	718
Vitamin Shoppe Inc., 2.25%, 12/01/20 (r) (v)	395	388
Whitbread Group Plc, 3.38%, 10/16/25, GBP	290	424
		15,951
CONSUMER STAPLES - 0.3%
Altria Group Inc., 10.20%, 02/06/39 (l)	200	366
Constellation Brands Inc., 4.75%, 11/15/24	120	125
CVS Caremark Corp., 5.75%, 05/15/41	100	122
CVS Health Corp.
4.88%, 07/20/35	40	45
5.13%, 07/20/45	90	104
HJ Heinz Co., 5.20%, 07/15/45 (r)	150	168
Kraft Heinz Foods Co., 4.13%, 07/01/27, GBP	280	426
Pernod-Ricard SA, 5.50%, 01/15/42 (r)	300	324
Reynolds American Inc., 5.85%, 08/15/45	180	219
		1,899
ENERGY - 1.5%
Alon USA Energy Inc., 3.00%, 09/15/18 (v)	108	104
Anadarko Petroleum Corp.
3.45%, 07/15/24	50	45
5.55%, 03/15/26	80	81
4.50%, 07/15/44	110	86
Apache Corp.
4.75%, 04/15/43	60	54
4.25%, 01/15/44	300	256
Atwood Oceanics Inc., 6.50%, 02/01/20	110	52
Berry Petroleum Co., 6.75%, 11/01/20	40	7
Blue Racer Midstream LLC, 6.13%, 11/15/22 (r)	110	92
BreitBurn Energy Partners LP, 7.88%, 04/15/22	120	12
California Resources Corp., 6.00%, 11/15/24	510	115
Calumet Specialty Products Partners LP, 7.75%, 04/15/23 (q)	50	35
Chesapeake Energy Corp., 4.88%, 04/15/22	200	70
Concho Resources Inc., 6.50%, 01/15/22	100	100
CONSOL Energy Inc.
5.88%, 04/15/22	900	649
8.00%, 04/01/23	500	374
Crestwood Midstream Partners LP, 6.13%, 03/01/22	170	128
Devon Energy Corp.
5.85%, 12/15/25	730	705
5.00%, 06/15/45	50	37
Ecopetrol SA
5.88%, 09/18/23	750	740
4.13%, 01/16/25	310	263
5.38%, 06/26/26	170	155
5.88%, 05/28/45	210	165
Encana Corp., 3.90%, 11/15/21	174	152
Ensco Plc, 5.20%, 03/15/25	20	11
EP Energy LLC
9.38%, 05/01/20	90	45
6.38%, 06/15/23	140	64
Exxon Mobil Corp., 4.11%, 03/01/46	130	138
Genesis Energy LP, 6.75%, 08/01/22	170	159
Globe Luxembourg SCA, 9.63%, 05/01/18 (k) (r)	200	151
Halliburton Co.
3.80%, 11/15/25	110	110
4.85%, 11/15/35	150	150
5.00%, 11/15/45	230	226
Hornbeck Offshore Services Inc., 1.50%, 09/01/19 (v)	1,000	593
Kerr-McGee Corp., 6.95%, 07/01/24	120	127
Kinder Morgan Energy Partners LP
3.50%, 09/01/23	60	54
4.25%, 09/01/24	60	57
Kinder Morgan Inc., 5.30%, 12/01/34	40	35
Laredo Petroleum Inc., 7.38%, 05/01/22	30	26
MEG Energy Corp., 6.50%, 03/15/21 (r)	150	91
MPLX LP
4.88%, 12/01/24 (r)	180	166
4.88%, 06/01/25 (r)	40	36
Murray Energy Corp., 11.25%, 04/15/21 (r)	160	21
Oasis Petroleum Inc.
6.50%, 11/01/21	40	30
6.88%, 03/15/22	50	37
Occidental Petroleum Corp., 4.63%, 06/15/45	140	146
Paramount Resources Ltd., 6.88%, 06/30/23 (r)	250	182
Parsley Energy LLC, 7.50%, 02/15/22 (r)	100	100
Petrobras Global Finance BV, 6.85%, 06/05/15	50	34
Precision Drilling Corp.
6.63%, 11/15/20	159	127
6.50%, 12/15/21	86	65
Pride International Inc., 6.88%, 08/15/20	70	51
QEP Resources Inc., 5.25%, 05/01/23	30	26

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Range Resources Corp., 4.88%, 05/15/25 (r)	150	131
Rice Energy Inc.
6.25%, 05/01/22	270	235
7.25%, 05/01/23	150	131
Rockies Express Pipeline LLC
5.63%, 04/15/20 (r)	100	95
6.88%, 04/15/40 (r)	110	92
RSP Permian Inc., 6.63%, 10/01/22	70	69
Sanchez Energy Corp., 6.13%, 01/15/23	180	97
Schlumberger Holdings Corp., 4.00%, 12/21/25 (r)	280	289
Seven Generations Energy Ltd., 6.75%, 05/01/23 (r)	520	493
Shelf Drilling Holdings Ltd., 8.63%, 11/01/18 (r)	170	114
Solazyme Inc., 5.00%, 10/01/19 (v)	665	331
Summit Midstream Holdings LLC, 5.50%, 08/15/22	200	142
Targa Resources Partners LP, 6.75%, 03/15/24 (r)	100	98
Teine Energy Ltd., 6.88%, 09/30/22 (r)	60	53
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (r)	170	196
Tullow Oil Plc, 6.25%, 04/15/22	400	285
Whiting Petroleum Corp.
5.00%, 03/15/19	30	21
5.75%, 03/15/21	113	75
6.25%, 04/01/23	370	247
WPX Energy Inc., 8.25%, 08/01/23	150	116
		10,845
FINANCIALS - 3.2%
ACE INA Holdings Inc.
3.35%, 05/03/26	30	31
4.35%, 11/03/45	120	131
AerCap Ireland Capital Ltd., 4.63%, 07/01/22	150	153
Ally Financial Inc., 8.00%, 11/01/31	20	23
Altice Financing SA, 6.63%, 02/15/23 (r)	200	201
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	400	421
4.70%, 02/01/36	310	335
4.90%, 02/01/46	580	648
BAC Capital Trust XIV, 4.00%, (callable at 100 beginning 05/02/16) (m)	1,540	1,121
Bank of America Corp.
4.25%, 10/22/26	280	285
5.00%, 01/21/44	220	242
Barclays Bank Plc, 7.63%, 11/21/22	200	215
BNP Paribas SA, 7.37%, (callable at 100 beginning 08/19/25) (m) (r)	200	194
Citigroup Inc.
5.95% (callable at 100 beginning 05/15/25) (m)	1,530	1,473
4.60%, 03/09/26	210	215
4.45%, 09/29/27	200	201
8.13%, 07/15/39	51	75
5.30%, 05/06/44	220	230
4.65%, 07/30/45	220	230
Communications Sales & Leasing Inc., 8.25%, 10/15/23	160	148
Compass Bank, 3.88%, 04/10/25	280	263
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.75%, 12/01/43	290	338
5.25%, 08/04/45	250	270
Credit Agricole SA
8.12% (callable at 100 beginning 12/23/25) (m) (r)	200	200
4.38%, 03/17/25 (r)	550	539
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45	550	524
Element Financial Corp.
5.13%, 06/30/19, CAD	581	474
4.25%, 06/30/20 (r) (v), CAD	1,191	901
Encore Capital Group Inc.
3.00%, 11/27/17 (v)	266	263
2.88%, 03/15/21 (v)	33	23
ESH Hospitality Inc., 5.25%, 05/01/25 (r)	1,100	1,074
Forest City Enterprises Inc., 3.63%, 08/15/20 (v)	1,059	1,119
FXCM Inc., 2.25%, 06/15/18 (v)	784	470
General Electric Capital Corp., 5.88%, 01/14/38	100	130
Glencore Funding LLC
3.13%, 04/29/19 (r)	100	91
2.88%, 04/16/20 (r)	230	205
4.63%, 04/29/24 (r)	200	166
Goldman Sachs Capital II, 4.00%, (callable at 100 beginning 06/01/16) (m)	208	149
Goldman Sachs Capital III, 4.00%, (callable at 100 beginning 05/16/16) (m)	150	107
Goldman Sachs Group Inc.
4.25%, 10/21/25	70	71
6.75%, 10/01/37	190	226
5.15%, 05/22/45	490	498
4.75%, 10/21/45	60	63
GPT Property Trust LP, 3.75%, 03/15/19 (v)	5	6
Grupo Isolux Corsan Finance BV, 6.63%, 04/15/21, EUR	550	187
HSBC Holdings Plc
6.37% (callable at 100 beginning 09/17/24) (m) (v)	200	186
4.25%, 08/18/25	200	198
4.30%, 03/08/26	200	206
5.25%, 03/14/44	400	406
JPMorgan Chase & Co., 6.12%, (callable at 100 beginning 04/30/24) (m)	600	614
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (v)	21	17
Quicken Loans Inc., 5.75%, 05/01/25 (r)	20	19
RAIT Financial Trust, 4.00%, 10/01/33 (v)	105	87
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	2,340	2,250
Standard Chartered Plc, 5.70%, 03/26/44 (r)	600	540
Starwood Property Trust Inc., 4.55%, 03/01/18 (v)	232	233
Starwood Waypoint Residential Trust, 3.00%, 07/01/19 (v)	184	182
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	300	322
UBS AG, 5.13%, 05/15/24	200	203
UBS Group AG, 7.00%, (callable at 100 beginning 02/19/25) (m)	200	204
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 05/16/16) (m)	1,760	1,742
Walter Investment Management Corp.
4.50%, 11/01/19 (v)	200	114
7.88%, 12/15/21	200	130
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (m)	60	61
3.55%, 09/29/25	350	367
4.30%, 07/22/27	290	308
4.65%, 11/04/44	140	144
		23,462

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
HEALTH CARE - 1.2%
AbbVie Inc.
4.50%, 05/14/35	30	31
4.70%, 05/14/45	50	53
Acadia HealthCare Co. Inc., 6.50%, 03/01/24 (r)	522	543
Aceto Corp., 2.00%, 11/01/20 (r) (v)	395	376
Actavis Funding SCS, 4.55%, 03/15/35	10	10
Alere Inc., 6.50%, 06/15/20	240	245
AMAG Pharmaceuticals Inc.
2.50%, 02/15/19 (v)	35	38
7.88%, 09/01/23 (r)	126	111
ANI Pharmaceuticals Inc., 3.00%, 12/01/19 (v)	7	6
Celgene Corp., 5.00%, 08/15/45	90	97
Community Health Systems Inc., 5.13%, 08/15/18	940	947
DaVita HealthCare Partners Inc., 5.00%, 05/01/25	70	69
DJO Finco LLC, 8.13%, 06/15/21 (r)	300	266
Gilead Sciences Inc., 3.65%, 03/01/26	110	117
HCA Inc.
5.38%, 02/01/25	30	30
5.88%, 02/15/26	40	41
Integra LifeSciences Holdings Corp., 1.63%, 12/15/16 (v)	8	10
Invacare Corp., 5.00%, 02/15/21 (r) (v)	333	336
Ironwood Pharmaceuticals Inc., 2.25%, 06/15/22 (r) (v)	426	389
Medtronic Inc., 4.63%, 03/15/45	60	67
Molina Healthcare Inc., 1.63%, 08/15/44 (v)	7	9
NuVasive Inc., 2.25%, 03/15/21 (v)	195	209
Tenet Healthcare Corp.
5.00%, 03/01/19	680	672
8.00%, 08/01/20	1,881	1,935
8.13%, 04/01/22	130	133
Theravance Inc., 2.13%, 01/15/23 (v)	106	83
UnitedHealth Group Inc., 4.63%, 07/15/35	110	123
Universal Hospital Services Inc., 7.63%, 08/15/20	120	111
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (r)	30	25
4.50%, 05/15/23, EUR	1,000	836
6.13%, 04/15/25 (r)	581	448
		8,366
INDUSTRIALS - 0.8%
ADT Corp.
4.13%, 04/15/19	697	735
3.50%, 07/15/22	530	458
4.13%, 06/15/23	687	598
Aegean Marine Petroleum Network Inc., 4.00%, 11/01/18 (v)	44	35
Altra Industrial Motion Corp., 2.75%, 03/01/31 (v)	186	212
Atlas Air Worldwide Holdings Inc., 2.25%, 06/01/22 (v)	375	320
Bombardier Inc.
7.75%, 03/15/20 (r)	102	88
5.75%, 03/15/22 (r)	100	75
6.00%, 10/15/22 (r)	100	75
6.13%, 01/15/23 (r)	200	151
7.50%, 03/15/25 (r)	400	304
CBC Ammo LLC, 7.25%, 11/15/21 (r)	20	15
CHC Helicopter SA, 9.25%, 10/15/20	434	183
Eversholt Funding Plc, 6.36%, 12/02/25, GBP	107	193
Greenbrier Cos. Inc., 3.50%, 04/01/18 (v)	6	6
Manchester Airport Group Funding Plc, 4.13%, 04/02/24, GBP	100	157
Navistar International Corp.
4.50%, 10/15/18 (v)	74	44
4.75%, 04/15/19 (v)	169	101
8.25%, 11/01/21	800	592
Ope Kag Finance Sub Inc., 7.88%, 07/31/23 (r)	840	838
Silk Bidco AS, 7.50%, 02/01/22, EUR	110	131
SolarCity Corp., 1.63%, 11/01/19 (v)	83	48
United Rentals North America Inc., 5.75%, 11/15/24	120	120
Wabash National Corp., 3.38%, 05/01/18 (v)	412	525
		6,004
INFORMATION TECHNOLOGY - 0.5%
Ancestry.com Inc., 9.63%, 10/15/18 (r) (y)	150	150
Blackboard Inc., 7.75%, 11/15/19 (r)	983	794
Bottomline Technologies Inc., 1.50%, 12/01/17 (v)	138	157
BroadSoft Inc., 1.00%, 09/01/22 (r) (v)	486	583
Compiler Finance Sub Inc., 7.00%, 05/01/21 (p) (q)	200	90
Harmonic Inc., 4.00%, 12/01/20 (r) (v)	212	168
Intel Corp., 4.90%, 07/29/45	50	56
LinkedIn Corp., 0.50%, 11/01/19 (e) (v)	422	382
Micron Technology Inc., 5.50%, 02/01/25	250	203
Microsoft Corp., 4.75%, 11/03/55	50	56
Nuance Communications Inc., 1.00%, 12/15/35 (r) (v)	204	188
QUALCOMM Inc.
3.45%, 05/20/25	100	104
4.80%, 05/20/45	280	277
Visa Inc., 4.30%, 12/14/45	320	350
		3,558
MATERIALS - 0.5%
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (r) (y)	209	201
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (i) (r)	200	200
Cemex SAB de CV, 3.75%, 03/15/18 (v)	389	405
Eagle Spinco Inc., 4.63%, 02/15/21	70	68
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22 (r)	80	80
Freeport-McMoRan Copper & Gold Inc., 2.38%, 03/15/18	270	239
Momentive Performance Materials Inc., 3.88%, 10/24/21	903	652
MPM Escrow LLC, 8.88%, 10/15/20 (c) (d) (f)	583	—
Norske Skogindustrier ASA, 11.75%, 12/15/19, EUR	674	466
Platform Specialty Products Corp., 6.50%, 02/01/22 (r)	1,000	844
Urbi Desarrollos Urbanos SAB de CV, 9.75%, 02/03/22 (c) (d)	1,290	6
Xstrata Finance Canada Ltd.
4.25%, 10/25/22 (k) (r)	100	84
5.55%, 10/25/42 (r)	100	77
		3,322
TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc.
4.50%, 05/15/35	250	247
4.75%, 05/15/46	350	342
CenturyLink Inc.
7.50%, 04/01/24	412	413
5.63%, 04/01/25	50	44

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Digicel Ltd.
6.00%, 04/15/21	1,460	1,307
6.75%, 03/01/23 (r)	810	717
Intelsat Jackson Holdings SA
7.25%, 04/01/19	174	128
7.50%, 04/01/21	130	83
Level 3 Financing Inc., 5.63%, 02/01/23	80	82
MetroPCS Wireless Inc., 6.25%, 04/01/21	100	105
Sprint Corp., 7.63%, 02/15/25	170	126
Sprint Nextel Corp., 11.50%, 11/15/21	150	133
T-Mobile USA Inc., 6.50%, 01/15/26	650	675
Telefonica Emisiones SAU, 7.05%, 06/20/36	110	139
Verizon Communications Inc.
6.55%, 09/15/43	1,070	1,407
5.01%, 08/21/54	550	552
Virgin Media Finance Plc, 6.00%, 10/15/24 (r)	200	205
Wind Acquisition Finance SA, 4.00%, 07/15/20, EUR	630	711
Zayo Group LLC, 6.00%, 04/01/23	1,246	1,244
		8,660
UTILITIES - 0.1%
Enel Finance International SA, 6.00%, 10/07/39 (r)	150	176
FirstEnergy Corp., 7.38%, 11/15/31	350	431
		607
Total Corporate Bonds and Notes (cost $85,687)		82,674

VARIABLE RATE SENIOR LOAN INTERESTS - 6.2% (i)
CONSUMER DISCRETIONARY - 3.0%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	1,331	1,330
Belk Inc. Term Loan, 5.75%, 11/18/22	780	688
CCO Safari III LLC Term Loan I, 3.50%, 01/23/23	1,070	1,070
Cequel Communications LLC New Term Loan B, 3.81%, 02/15/19	805	799
FCA US LLC Term Loan B, 3.25%, 12/31/18	468	467
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	1,967	1,967
J. Crew Group Inc. Term Loan B, 4.00%, 03/05/21	448	348
Jason Inc. 2nd Lien Term Loan, 9.00%, 06/30/22 (f)	1,000	720
JC Penney Corp. Inc. 1st Lien Term Loan, 6.00%, 05/22/18	1,240	1,241
La Quinta Intermediate Holdings LLC Term Loan B, 3.75%, 02/18/21	1,693	1,660
LTF Merger Sub Inc. Term Loan B, 4.25%, 06/03/22	896	884
Maxeda DIY BV Term Loan E-1, 7.00%, 06/28/19, EUR	506	468
Maxeda DIY BV Term Loan E-2, 7.00%, 06/28/19, EUR	737	682
MGM Resorts International Term Loan B, 3.50%, 12/20/19	1,995	1,990
Numericable US LLC Term Loan B-6, 4.75%, 10/23/23	2,510	2,487
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	1,293	1,287
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 08/05/20	362	362
Promotora de Informaciones SA Term Loan, 2.60%, 12/13/18, EUR	1,289	1,216
Rue21 Inc. Term Loan B, 5.63%, 10/10/20	655	516
ServiceMaster Co. Term Loan B, 4.25%, 06/24/21	1,210	1,209
		21,391
CONSUMER STAPLES - 0.1%
Cucina Acquisition (UK) Ltd. 2nd Lien Term Loan D, 7.84%, 03/12/17, GBP	283	407
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/13/21	431	431
		838
ENERGY - 0.0%
Pacific Drilling SA Term Loan B, 4.50%, 06/03/18 (p)	70	22

FINANCIALS - 0.5%
Eircom Finco SARL Term Loan B-3, 4.50%, 05/06/22, EUR	1,270	1,430
PHS Group Plc PIK Term Loan, 12.00%, 10/20/22, GBP	530	683
Toys R Us Property Co. I LLC Term Loan B, 6.00%, 08/21/19	1,364	1,197
		3,310
HEALTH CARE - 0.5%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.50%, 02/16/23	260	260
Envision Healthcare Corp. Term Loan B-2, 4.50%, 10/28/22	628	628
HCA Inc. Extended Term Loan B-4, 3.36%, 05/01/18	750	750
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	1,512	1,498
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 06/20/20	830	781
		3,917
INDUSTRIALS - 0.3%
BakerCorp International Inc. Term Loan, 4.25%, 02/07/20	694	621
TransDigm Inc. Term Loan E, 3.50%, 05/13/22	1,800	1,771
		2,392
INFORMATION TECHNOLOGY - 0.4%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	1,713	1,704
HD Supply Inc. Term Loan B, 3.75%, 08/13/21	820	814
		2,518
MATERIALS - 0.2%
Berry Plastics Holding Corp. Term Loan F, 4.00%, 09/09/22	908	907
NewPage Corp. DIP Term Loan, 12.00%, 07/27/17	246	208
NewPage Corp. Term Loan, 9.50%, 02/11/21 (c) (d)	846	124
Vertellus Specialties Inc. Term Loan B, 9.50%, 10/10/19	844	487
		1,726
TELECOMMUNICATION SERVICES - 1.2%
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	900	838
Level 3 Financing Inc. Term Loan B, 4.00%, 12/31/20	1,100	1,102
Level 3 Financing Inc. Term Loan B-2, 3.50%, 05/06/22	1,360	1,356
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	1,200	1,200
SBA Senior Finance II LLC Term Loan B-1, 3.25%, 03/24/21	1,796	1,786
Telenet International Finance SARL Term Loan AA, 3.37%, 04/21/23, EUR	546	609

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Telenet International Finance SARL Term Loan Y, 3.50%, 06/30/23, EUR	954	1,063
Zayo Group LLC Term Loan B, 3.75%, 07/02/19	820	815
		8,769
Total Variable Rate Senior Loan Interests (cost $46,576)		44,883

GOVERNMENT AND AGENCY OBLIGATIONS - 4.3%
GOVERNMENT SECURITIES - 4.2%
Sovereign - 2.7%
Argentina Bonar Bond, 7.00%, 04/17/17	250	260
Argentina Republic Government International Bond, 8.28%, 12/31/33 (y)	589	704
Brazil Government International Bond, 5.00%, 01/27/45	1,850	1,480
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/21, BRL	8,904	2,405
China Government Bond, 3.31%, 11/30/25, CNY	2,000	295
Colombia Government International Bond, 5.63%, 02/26/44	1,020	1,015
Italy Buoni Poliennali Del Tesoro, 5.00%, 09/01/40, EUR	1,780	3,058
Mexico Bonos
8.50%, 11/18/38, MXN	18,090	1,268
7.75%, 11/13/42, MXN	54,850	3,575
Mexico Government International Bond, 4.60%, 01/23/46	470	458
People’s Republic of China
3.38%, 11/21/24, CNH	500	74
3.48%, 06/29/27, CNH	4,000	596
4.29%, 05/22/29, CNH	1,000	158
Poland Government Bond
2.00%, 04/25/21, PLN	150	40
4.00%, 10/25/23, PLN	3,780	1,115
3.25%, 07/25/25, PLN	2,640	738
2.50%, 07/25/26, PLN	300	78
Russia Government Bond, 8.15%, 02/03/27, RUB	133,180	1,881
		19,198
Treasury Inflation Index Securities - 0.2%
France Government Inflation Indexed Bond, 1.80%, 07/25/40 (n), EUR	474	792
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/25 (n)	50	60
2.13%, 02/15/41 (n)	65	84
0.75%, 02/15/42 - 02/15/45 (n)	493	477
1.38%, 02/15/44 (n)	81	91
1.00%, 02/15/46 (n)	150	156
		1,660
U.S. Treasury Securities - 1.3%
U.S. Treasury Bond
2.50%, 02/15/45 - 02/15/46	2,340	2,282
3.00%, 11/15/45	1,260	1,361
U.S. Treasury Note
0.25%, 04/15/16 (o)	5,000	5,000
1.63%, 02/15/26	1,170	1,153
		9,796

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp.
4.68%, 11/25/23 (i)	440	435
3.50%, 02/01/46	100	104
		539
Total Government and Agency Obligations (cost $31,528)		31,193

SHORT TERM INVESTMENTS - 25.8%
Investment Company - 24.3%
JNL Money Market Fund, 0.29% (a) (h)	174,598	174,598
Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	5,100	5,100
Treasury Securities - 0.8%
U.S. Treasury Bill, 0.16%, 04/28/16 (o)	$6,000	5,999
Total Short Term Investments (cost $185,696)		185,697
Total Investments - 91.2% (cost $660,824)		656,262
Total Securities Sold Short - (8.9%) (proceeds $61,240)		(64,020)
Other Assets and Liabilities, Net - 17.7%		127,278
Total Net Assets - 100.0%		$719,520

SECURITIES SOLD SHORT - 8.9%
COMMON STOCKS - 7.5%
CONSUMER DISCRETIONARY - 2.4%
Barratt Developments Plc	105	$846
Bayerische Motoren Werke AG	11	970
Charter Communications Inc. - Class A	13	2,649
Harley-Davidson Inc.	16	829
Interval Leisure Group Inc.	30	432
ITV Plc	173	597
Johnson Controls Inc.	27	1,033
Live Nation Inc.	11	255
Lululemon Athletica Inc.	11	763
Marriott International Inc. - Class A	35	2,478
Newell Rubbermaid Inc.	49	2,189
Nexstar Broadcasting Group Inc. - Class A	15	649
Sirius XM Holdings Inc.	519	2,050
Taylor Wimpey Plc	345	941
Under Armour Inc. - Class A	6	478
		17,159
CONSUMER STAPLES - 0.3%
B&G Foods Inc.	19	666
ICA Gruppen AB	20	653
Wal-Mart Stores Inc.	13	904
		2,223
ENERGY - 0.4%
National Oilwell Varco Inc.	22	687
Patterson-UTI Energy Inc.	27	482
TGS Nopec Geophysical Co. ASA	30	456
Western Refining Inc.	39	1,126
		2,751
FINANCIALS - 1.0%
Assicurazioni Generali SpA	30	451
Care Capital Properties Inc.	—	2
Challenger Financial Services Group Ltd.	177	1,137
Cullen/Frost Bankers Inc.	8	449
Hannover Rueck SE	9	1,039
KeyCorp	215	2,368

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Pennsylvania REIT	3	63
Torchmark Corp.	17	916
Unum Group	33	1,009
Ventas Inc.	—	19
		7,453
HEALTH CARE - 1.3%
Baxter International Inc.	24	1,000
Coloplast A/S	6	467
Getinge AB - Class B	21	478
Idexx Laboratories Inc.	9	720
Pfizer Inc.	60	1,792
Regeneron Pharmaceuticals Inc.	2	628
Sanofi SA	22	1,791
Shire Plc - ADR	13	2,181
Varian Medical Systems Inc.	6	475
		9,532
INDUSTRIALS - 0.8%
Airbus Group NV	16	1,073
AO Smith Corp.	14	1,058
C.H. Robinson Worldwide Inc.	12	921
Deutsche Lufthansa AG	39	635
easyJet Plc	21	467
IHS Inc. - Class A	2	248
Pitney Bowes Inc.	2	42
Vestas Wind Systems A/S	14	960
WW Grainger Inc.	—	108
		5,512
INFORMATION TECHNOLOGY - 1.3%
Alibaba Group Holding Ltd. - ADR	46	3,624
Lam Research Corp.	24	2,003
Tencent Holdings Ltd.	115	2,353
VMware Inc. - Class A	16	841
Western Digital Corp.	5	236
Yahoo! Japan Corp.	36	151
		9,208
MATERIALS - 0.0%
Dow Chemical Co.	—	9
Total Common Stocks (proceeds $51,473)		53,847

INVESTMENT COMPANIES - 1.4%
iShares Russell 2000 Index Fund	10	1,073
Materials Select Sector SPDR Fund	35	1,555
SPDR S&P 500 ETF Trust	37	7,545
Total Investment Companies (proceeds $9,767)		10,173
Total Securities Sold Short - 8.9% (proceeds $61,240)		$64,020

JNL Multi-Manager Small Cap Growth Fund

COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 15.9%
2U Inc. (c) (e)	352	$7,955
Buffalo Wild Wings Inc. (c) (e)	50	7,425
Burlington Stores Inc. (c)	97	5,448
Carter’s Inc.	109	11,442
ClubCorp Holdings Inc.	190	2,668
Dave & Buster’s Entertainment Inc. (c)	179	6,952
Diversified Restaurant Holdings Inc. (c)	28	54
Domino’s Pizza Inc.	17	2,272
Five Below Inc. (c)	80	3,307
Freshpet Inc. (c) (e)	331	2,426
G-III Apparel Group Ltd. (c)	147	7,193
Gentherm Inc. (c)	49	2,043
Global Eagle Entertainment Inc. (c) (e)	288	2,454
Hasbro Inc.	82	6,550
IMAX Corp. (c)	543	16,885
Kona Grill Inc. (c) (e)	204	2,643
Lithia Motors Inc. - Class A (e)	69	6,051
Media General Inc. (c) (e)	314	5,127
Modine Manufacturing Co. (c)	348	3,836
Nexstar Broadcasting Group Inc. - Class A (e)	192	8,506
Ollie’s Bargain Outlet Holdings Inc. (c) (e)	139	3,255
Papa John’s International Inc. (e)	31	1,691
Popeyes Louisiana Kitchen Inc. (c)	139	7,248
Red Robin Gourmet Burgers Inc. (c)	98	6,350
Six Flags Entertainment Corp. (e)	171	9,514
SodaStream International Ltd. (c) (e)	116	1,630
Sonic Corp. (e)	376	13,233
Steven Madden Ltd. (c)	106	3,941
Ulta Salon Cosmetics & Fragrance Inc. (c)	48	9,390
Vail Resorts Inc.	29	3,898
Visteon Corp.	42	3,308
Wingstop Inc. (c) (e)	135	3,072
		177,767
CONSUMER STAPLES - 4.2%
Calavo Growers Inc.	64	3,667
Casey’s General Stores Inc.	102	11,555
Pinnacle Foods Inc.	438	19,578
Snyders-Lance Inc. (e)	290	9,134
The Fresh Market Inc. (c) (e)	78	2,213
TreeHouse Foods Inc. (c)	14	1,233
		47,380
ENERGY - 0.5%
Carrizo Oil & Gas Inc. (c) (e)	35	1,080
Diamondback Energy Inc. (c)	59	4,558
		5,638
FINANCIALS - 6.5%
Affiliated Managers Group Inc. (c)	52	8,461
AmTrust Financial Services Inc.	120	3,097
Bank of the Ozarks Inc.	25	1,049
BofI Holding Inc. (c) (e)	102	2,176
CubeSmart	133	4,413
Great Western Bancorp Inc.	83	2,254
LendingTree Inc. (c) (e)	160	15,684
MarketAxess Holdings Inc.	50	6,294
Pinnacle Financial Partners Inc.	21	1,038
PrivateBancorp Inc.	176	6,782
Safeguard Scientifics Inc. (c)	229	3,035
SEI Investments Co.	101	4,353
Sovran Self Storage Inc.	34	4,020
STAG Industrial Inc.	150	3,052
Virtu Financial Inc. - Class A	108	2,385
Western Alliance Bancorp (c)	119	3,986
		72,079
HEALTH CARE - 24.4%
Acadia HealthCare Co. Inc. (c)	67	3,703
ACADIA Pharmaceuticals Inc. (c) (e)	145	4,068
Acceleron Pharma Inc. (c)	49	1,292
Accuray Inc. (c) (e)	208	1,203
AcelRx Pharmaceuticals Inc. (c) (e)	449	1,382
Agile Therapeutics Inc. (c) (e)	182	1,131
Aimmune Therapeutics Inc. (c) (e)	85	1,150
Align Technology Inc. (c)	106	7,715
Amedisys Inc. (c)	83	4,026
Amicus Therapeutics Inc. (c) (e)	363	3,069
AMN Healthcare Services Inc. (c)	128	4,307

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Amsurg Corp. (c)	15	1,088
Anacor Pharmaceuticals Inc. (c)	28	1,520
Ascendis Pharma A/S - ADR (c) (e)	103	1,915
athenahealth Inc. (c) (e)	31	4,284
AtriCure Inc. (c)	235	3,953
aTyr Pharma Inc. (c)	180	708
BioDelivery Sciences International Inc. (c) (e)	313	1,011
Bluebird Bio Inc. (c) (e)	44	1,872
Blueprint Medicines Corp. (c) (e)	81	1,467
Cardiovascular Systems Inc. (c) (e)	114	1,178
Celyad SA - ADR (c) (e)	34	1,496
Cempra Inc. (c) (e)	66	1,160
Cerulean Pharma Inc. (c) (e)	341	925
ConforMIS Inc. (c) (e)	169	1,815
Conmed Corp.	88	3,707
Cross Country Healthcare Inc. (c)	193	2,242
Cynosure Inc. - Class A (c)	67	2,962
Derma Sciences Inc. (c)	497	1,540
DexCom Inc. (c)	96	6,506
Durect Corp. (c) (e)	756	1,020
Enanta Pharmaceuticals Inc. (c) (e)	56	1,646
Enzo Biochem Inc. (c)	422	1,919
FibroGen Inc. (c)	48	1,012
Five Prime Therapeutics Inc. (c)	63	2,549
HealthSouth Corp.	207	7,790
HeartWare International Inc. (c) (e)	68	2,150
Hologic Inc. (c)	168	5,798
Horizon Pharma Plc (c)	286	4,740
Ignyta Inc. (c)	172	1,166
Immune Design Corp. (c) (e)	122	1,584
Impax Laboratories Inc. (c)	31	1,002
Inogen Inc. (c)	46	2,061
Intersect ENT Inc. (c)	125	2,366
Jazz Pharmaceuticals Plc (c)	74	9,709
Kite Pharma Inc. (c) (e)	45	2,059
La Jolla Pharmaceutical Co. (c) (e)	121	2,530
LDR Holding Corp. (c) (e)	99	2,527
LeMaitre Vascular Inc.	137	2,122
Ligand Pharmaceuticals Inc. (c) (e)	142	15,223
Lion Biotechnologies Inc. (c) (e)	275	1,396
Loxo Oncology Inc. (c) (e)	146	4,005
Myriad Genetics Inc. (c) (e)	306	11,442
NantKwest Inc. (c) (e)	115	945
Nektar Therapeutics (c)	183	2,510
NeoGenomics Inc. (c)	490	3,305
Neurocrine Biosciences Inc. (c)	92	3,654
Nevro Corp. (c) (e)	54	3,039
NxStage Medical Inc. (c)	341	5,118
Pacira Pharmaceuticals Inc. (c) (e)	17	899
Pain Therapeutics Inc. (c)	347	774
Paratek Pharmaceuticals Inc. (c) (e)	106	1,609
PAREXEL International Corp. (c)	54	3,361
Premier Inc. - Class A (c)	444	14,823
ProNAi Therapeutics Inc. (c) (e)	101	680
Prothena Corp. Plc (c) (e)	15	628
Radius Health Inc. (c) (e)	73	2,291
Regenxbio Inc. (c) (e)	101	1,086
Rockwell Medical Technologies Inc. (c) (e)	58	433
Sage Therapeutics Inc. (c) (e)	106	3,382
Sagent Pharmaceuticals Inc. (c)	43	528
Spark Therapeutics Inc. (c) (e)	56	1,643
Steris Plc (e)	219	15,532
Supernus Pharmaceuticals Inc. (c)	83	1,264
Syneron Medical Ltd. (c)	234	1,713
Tetraphase Pharmaceuticals Inc. (c) (e)	38	176
Trevena Inc. (c)	208	1,723
Ultragenyx Pharmaceutical Inc. (c) (e)	67	4,248
Universal Health Services Inc. - Class B	40	4,990
Vascular Solutions Inc. (c)	70	2,269
Vital Therapies Inc. (c) (e)	235	2,134
WellCare Health Plans Inc. (c)	60	5,568
West Pharmaceutical Services Inc.	225	15,577
Zafgen Inc. (c) (e)	49	328
Zeltiq Aesthetics Inc. (c) (e)	160	4,335
		272,776
INDUSTRIALS - 13.3%
Advisory Board Co. (c)	350	11,283
Albany International Corp. - Class A	80	2,997
Apogee Enterprises Inc.	106	4,672
CEB Inc.	46	2,977
Douglas Dynamics Inc.	126	2,893
DXP Enterprises Inc. (c)	15	267
Dycom Industries Inc. (c)	28	1,782
Echo Global Logistics Inc. (c)	100	2,715
Fortune Brands Home & Security Inc. (e)	117	6,558
HEICO Corp. - Class A	301	14,344
Hexcel Corp.	336	14,698
Hudson Technologies Inc. (c)	487	1,598
Huntington Ingalls Industries Inc.	23	3,130
InnerWorkings Inc. (c)	45	354
Interface Inc.	250	4,629
John Bean Technologies Corp.	163	9,204
Kaman Corp.	69	2,946
Kelly Services Inc. - Class A	57	1,099
Kforce Inc.	26	503
Knight Transportation Inc.	75	1,960
Knoll Inc.	161	3,476
Lawson Products Inc. (c)	129	2,535
Manitex International Inc. (c) (e)	203	1,063
Middleby Corp. (c)	36	3,890
Old Dominion Freight Line Inc. (c)	53	3,687
Power Solutions International Inc. (c) (e)	60	822
RBC Bearings Inc. (c)	27	1,980
Ritchie Bros. Auctioneers Inc. (e)	463	12,538
Rush Enterprises Inc. - Class A (c)	107	1,952
Spirit Airlines Inc. (c)	73	3,507
Taser International Inc. (c) (e)	265	5,200
Tennant Co.	32	1,624
Titan Machinery Inc. (c) (e)	274	3,170
TransUnion LLC (c)	148	4,080
Wabtec Corp.	53	4,242
WageWorks Inc. (c)	61	3,097
Wix.com Ltd. (c)	76	1,550
		149,022
INFORMATION TECHNOLOGY - 29.3%
Aerohive Networks Inc. (c) (e)	262	1,306
Benefitfocus Inc. (c) (e)	118	3,938
Black Knight Financial Services Inc. - Class A (c)	371	11,503
Brooks Automation Inc.	264	2,750
Cardtronics Inc. (c)	79	2,840
Care.com Inc. (c)	151	926
Cavium Inc. (c)	205	12,538
Cognex Corp.	26	1,028
comScore Inc. (c)	100	2,992
CoStar Group Inc. (c)	48	9,005
Cvent Inc. (c)	175	3,735
Demandware Inc. (c) (e)	152	5,956
Digimarc Corp. (c) (e)	32	984
Ebix Inc.	162	6,608
Ellie Mae Inc. (c) (e)	12	1,086
Endurance International Group Holdings Inc. (c) (e)	153	1,615
Euronet Worldwide Inc. (c)	228	16,896

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FleetMatics Group Plc (c) (e)	160	6,510
Genpact Ltd. (c)	178	4,850
Gigamon Inc. (c)	54	1,660
GoDaddy Inc. - Class A (c) (e)	257	8,315
GTT Communications Inc. (c)	90	1,495
HubSpot Inc. (c)	104	4,551
Instructure Inc. (c) (e)	144	2,585
Integrated Device Technology Inc. (c)	43	883
Internap Corp. (c)	1,300	3,549
InterXion Holding NV (c)	125	4,325
Littelfuse Inc.	63	7,817
LivePerson Inc. (c)	583	3,413
LogMeIn Inc. (c)	418	21,068
M/A-COM Technology Solutions Holdings Inc. (c)	64	2,784
MAXIMUS Inc.	92	4,850
Microsemi Corp. (c)	196	7,492
MINDBODY Inc. - Class A (c) (e)	243	3,240
Monolithic Power Systems Inc.	282	17,975
NetScout Systems Inc. (c)	95	2,192
OPOWER Inc. (c) (e)	254	1,728
OSI Systems Inc. (c)	33	2,168
Paycom Software Inc. (c) (e)	158	5,636
Paylocity Holding Corp. (c) (e)	77	2,505
Perficient Inc. (c)	83	1,794
Power Integrations Inc.	43	2,118
Proofpoint Inc. (c) (e)	147	7,886
PROS Holdings Inc. (c) (e)	90	1,058
QLIK Technologies Inc. (c)	47	1,367
Qualys Inc. (c)	38	959
Radware Ltd. (c) (e)	99	1,166
Rubicon Project Inc. (c)	59	1,087
Ruckus Wireless Inc. (c)	131	1,283
Rudolph Technologies Inc. (c)	137	1,872
Shopify Inc. - Class A (c)	62	1,743
SPS Commerce Inc. (c)	153	6,572
SS&C Technologies Holdings Inc.	88	5,600
Super Micro Computer Inc. (c) (e)	98	3,335
Synchronoss Technologies Inc. (c)	407	13,156
Syntel Inc. (c)	86	4,270
Take-Two Interactive Software Inc. (c) (e)	162	6,119
Tessera Technologies Inc.	53	1,640
Tower Semiconductor Ltd. (c) (e)	567	6,869
Tyler Technologies Inc. (c)	21	2,707
Ultimate Software Group Inc. (c)	149	28,753
Vantiv Inc. - Class A (c)	87	4,694
Virtusa Corp. (c)	65	2,440
WNS Holdings Ltd. - ADR (c)	145	4,429
Zebra Technologies Corp. - Class A (c)	99	6,846
		327,060
MATERIALS - 2.7%
Berry Plastics Group Inc. (c)	71	2,558
Chemtura Corp. (c)	158	4,160
Graphic Packaging Holding Co.	598	7,679
Headwaters Inc. (c)	377	7,471
Quaker Chemical Corp.	11	958
Summit Materials Inc. - Class A (c)	359	6,979
		29,805
TELECOMMUNICATION SERVICES - 0.6%
Cogent Communications Holdings Inc. (e)	28	1,092
RingCentral Inc. - Class A (c)	334	5,268
		6,360
Total Common Stocks (cost $1,124,298)		1,087,887

RIGHTS - 0.0%
Dyax Corp. (c) (f)	143	159
Total Rights (cost $159)		159

SHORT TERM INVESTMENTS - 18.6%
Investment Company - 2.9%
JNL Money Market Fund, 0.29% (a) (h)	31,807	31,807
Securities Lending Collateral - 15.8%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	176,486	176,486
Total Short Term Investments (cost $208,293)		208,293
Total Investments - 116.0% (cost $1,332,750)		1,296,339
Other Assets and Liabilities, Net - (16.0%)		(179,056)
Total Net Assets - 100.0%		$1,117,283

JNL Multi-Manager Small Cap Value Fund

COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 12.1%
Abercrombie & Fitch Co. - Class A (e)	32	$1,003
American Eagle Outfitters Inc. (e)	251	4,189
Bassett Furniture Industries Inc.	32	1,028
Belmond Ltd. - Class A (c)	43	406
Big Lots Inc.	79	3,577
Bob Evans Farms Inc.	5	228
Brinker International Inc.	93	4,287
Brunswick Corp.	62	2,960
Buckle Inc. (e)	50	1,677
Caleres Inc.	129	3,653
Childrens Place Retail Stores Inc.	11	924
ClubCorp Holdings Inc.	299	4,196
Columbia Sportswear Co.	3	186
Cooper Tire & Rubber Co.	72	2,672
Cooper-Standard Holding Inc. (c) (e)	70	5,047
Core-Mark Holding Co. Inc.	5	444
Cracker Barrel Old Country Store Inc. (e)	5	725
Crown Media Holdings Inc. - Class A (c)	200	1,016
Deckers Outdoor Corp. (c)	45	2,672
Destination XL Group Inc. (c)	66	339
Express Inc. (c)	93	1,986
Fox Factory Holding Corp. (c)	597	9,434
Gildan Activewear Inc.	339	10,337
GNC Holdings Inc. - Class A	37	1,171
Guess Inc. (e)	203	3,812
Helen of Troy Ltd. (c)	121	12,568
Hooker Furniture Corp.	40	1,311
Intrawest Resorts Holdings Inc. (c)	1	11
Isle of Capri Casinos Inc. (c)	46	639
Johnson Outdoors Inc.	20	445
Lumber Liquidators Holdings Inc. (c) (e)	304	3,990
Movado Group Inc.	5	129
Murphy USA Inc. (c)	35	2,167
Penske Auto Group Inc.	49	1,845
Performance Sports Group Ltd. (c)	238	757
Popeyes Louisiana Kitchen Inc. (c)	61	3,192
Reading International Inc. - Class A (c)	39	462
Rent-A-Center Inc.	59	940
Ruth’s Hospitality Group Inc.	43	787
Sally Beauty Holdings Inc. (c)	199	6,447
Scholastic Corp. (e)	30	1,135
SeaWorld Entertainment Inc. (e)	139	2,918
Sonic Automotive Inc. - Class A	82	1,522
Tile Shop Holdings Inc. (c)	76	1,140

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TRI Pointe Homes Inc. (c)	53	619
Winnebago Industries Inc. (e)	546	12,249
		123,242
CONSUMER STAPLES - 3.2%
Central Garden & Pet Co. - Class A (c)	32	529
Dean Foods Co. (e)	131	2,264
Fresh Del Monte Produce Inc.	148	6,222
National Beverage Corp. (c)	7	296
Omega Protein Corp. (c)	25	426
Post Holdings Inc. (c)	83	5,705
Sanderson Farms Inc. (e)	22	2,021
Seneca Foods Corp. - Class A (c)	33	1,161
Snyders-Lance Inc.	77	2,431
SpartanNash Co.	29	869
United Natural Foods Inc. (c)	194	7,818
Universal Corp. (e)	21	1,173
Village Super Market Inc. - Class A	16	384
WD-40 Co.	10	1,043
		32,342
ENERGY - 3.3%
Alon USA Energy Inc.	99	1,016
Bristow Group Inc. (e)	139	2,623
Carrizo Oil & Gas Inc. (c)	4	129
DHT Holdings Inc.	39	222
Geospace Technologies Corp. (c) (e)	100	1,230
Green Plains Inc.	8	123
Matador Resources Co. (c) (e)	215	4,072
Matrix Service Co. (c)	69	1,227
McDermott International Inc. (c) (e)	339	1,388
Navios Maritime Acq Corp.	488	777
Nordic American Tankers Ltd. (e)	40	564
Oasis Petroleum Inc. (c) (e)	40	293
Oil States International Inc. (c)	37	1,155
PDC Energy Inc. (c)	58	3,477
Renewable Energy Group Inc. (c)	77	728
Rice Energy Inc. (c)	59	824
Sanchez Energy Corp. (c) (e)	220	1,205
Superior Energy Services Inc.	146	1,949
Teekay Tankers Ltd.	197	725
Western Refining Inc. (e)	87	2,543
World Fuel Services Corp.	161	7,807
		34,077
FINANCIALS - 36.9%
Access National Corp. (e)	19	373
Allied World Assurance Co. Holdings Ltd.	56	1,972
Ambac Financial Group Inc. (c)	71	1,115
American Equity Investment Life Holding Co.	175	2,946
Anworth Mortgage Asset Corp.	288	1,340
Apollo Residential Mortgage Inc.	16	220
ARMOUR Residential REIT Inc. (e)	197	4,247
Ashford Hospitality Prime Inc.	42	492
Ashford Hospitality Trust Inc.	358	2,286
Banc of California Inc.	22	392
Banco Latinoamericano de Comercio Exterior SA	124	3,008
BBCN Bancorp Inc.	162	2,465
BNC Bancorp (e)	102	2,165
BofI Holding Inc. (c) (e)	225	4,792
Boston Private Financial Holdings Inc. (e)	197	2,252
Brandywine Realty Trust	91	1,282
Capital Bank Financial Corp. - Class A	91	2,804
Capitol Federal Financial Inc.	302	4,006
Capstead Mortgage Corp.	99	975
Cash America International Inc.	53	2,040
Cathay General Bancorp (e)	85	2,407
CenterState Banks of Florida Inc.	180	2,682
Charter Financial Corp.	26	352
Chemical Financial Corp. (e)	22	771
CNO Financial Group Inc.	284	5,087
Commerce Bancshares Inc.	165	7,430
Communications Sales & Leasing Inc.	147	3,275
CommunityOne Bancorp (c)	14	187
CubeSmart	146	4,871
CYS Investments Inc.	22	175
DCT Industrial Trust Inc.	55	2,158
DiamondRock Hospitality Co.	85	865
DuPont Fabros Technology Inc.	75	3,044
East West Bancorp Inc.	116	3,764
Education Realty Trust Inc.	68	2,825
Employer Holdings Inc.	27	767
Endurance Specialty Holdings Ltd.	131	8,586
Enterprise Financial Services Corp.	141	3,822
EPR Properties	24	1,593
Equity One Inc.	73	2,102
EZCorp Inc. - Class A (c)	385	1,144
Federal Agricultural Mortgage Corp. - Class C	5	186
First American Financial Corp.	156	5,953
First Cash Financial Services Inc. (e)	227	10,466
First Defiance Financial Corp.	28	1,079
First Financial Bancorp	81	1,479
First Industrial Realty Trust Inc.	21	482
First NBC Bank Holding Co. (c)	17	352
Four Corners Property Trust Inc.	145	2,606
Fox Chase Bancorp Inc.	11	215
Franklin Financial Network Inc. (c)	24	638
Fulton Financial Corp.	177	2,365
Geo Group Inc.	131	4,530
Getty Realty Corp.	207	4,103
Gramercy Property Trust	501	4,235
Great Southern Bancorp Inc.	31	1,142
Great Western Bancorp Inc.	165	4,489
Hallmark Financial Services Inc. (c)	24	271
Hanmi Financial Corp.	95	2,098
Hannon Armstrong Sustainable Infrastructure Capital Inc.	267	5,131
Hanover Insurance Group Inc.	10	865
Heartland Financial USA Inc.	17	533
Heritage Insurance Holdings Inc.	12	198
Hersha Hospitality Trust	35	744
Highwoods Properties Inc.	119	5,708
Hilltop Holdings Inc. (c)	47	890
Independent Bank Corp.	—	3
Infinity Property & Casualty Corp.	56	4,498
INTL FCStone Inc. (c)	80	2,133
Investors Bancorp Inc.	314	3,657
iStar Inc. (c)	145	1,403
James River Group Holdings Ltd. (e)	139	4,492
Kearny Financial Corp.	302	3,724
Kennedy-Wilson Holdings Inc.	195	4,274
LaSalle Hotel Properties	33	830
Lexington Realty Trust (e)	173	1,490
LPL Financial Holdings Inc. (e)	124	3,080
LTC Properties Inc.	45	2,026
Mack-Cali Realty Corp.	178	4,172
Maiden Holdings Ltd. (e)	385	4,988
MB Financial Inc.	170	5,517
Medical Properties Trust Inc.	220	2,854
Mercantile Bank Corp.	14	311
Meridian Bancorp Inc.	337	4,685
MFA Financial Inc.	118	806
National Bankshares Inc. (e)	8	264
National General Holdings Corp.	307	6,620
National Western Life Group Inc. - Class A	37	8,418

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Nelnet Inc. - Class A	51	2,020
New Residential Investment Corp.	115	1,334
NewStar Financial Inc. (c)	247	2,160
Old Second Bancorp Inc. (c)	46	328
One Liberty Properties Inc.	28	625
Oritani Financial Corp.	130	2,199
Pacific Continental Corp.	24	381
Parkway Properties Inc.	37	577
Pebblebrook Hotel Trust	30	873
PennyMac Financial Services Inc. - Class A (c)	26	308
Pinnacle Financial Partners Inc.	36	1,747
Piper Jaffray Cos. (c)	6	287
PRA Group Inc. (c) (e)	208	6,114
Preferred Bank	54	1,636
PrivateBancorp Inc.	223	8,627
ProAssurance Corp.	92	4,648
Prosperity Bancshares Inc. (e)	90	4,175
PS Business Parks Inc.	85	8,522
RenaissanceRe Holdings Ltd.	88	10,581
RLI Corp.	9	634
RLJ Lodging Trust	41	933
Selective Insurance Group Inc.	25	931
ServisFirst Bancshares Inc.	78	3,476
Sierra Bancorp	21	372
Sovran Self Storage Inc.	16	1,868
State National Cos. Inc.	333	4,191
Stewart Information Services Corp.	166	6,038
STORE Capital Corp.	32	833
Suffolk Bancorp	16	392
Sun Communities Inc.	31	2,185
Sunstone Hotel Investors Inc.	243	3,404
SVB Financial Group (c)	84	8,593
TCF Financial Corp.	981	12,026
Terreno Realty Corp.	113	2,655
Umpqua Holdings Corp.	653	10,360
United Fire Group Inc.	84	3,689
Universal Insurance Holdings Inc. (e)	155	2,767
Virtu Financial Inc. - Class A	148	3,263
Walker & Dunlop Inc. (c)	33	796
Washington Federal Inc.	185	4,181
Washington REIT	21	622
Waterstone Financial Inc.	278	3,799
Webster Financial Corp.	63	2,252
Western Alliance Bancorp (c)	95	3,182
WSFS Financial Corp.	43	1,387
Yadkin Financial Corp.	153	3,621
		375,674
HEALTH CARE - 5.8%
Allscripts-Misys Healthcare Solutions Inc. (c)	296	3,906
Amsurg Corp. (c)	5	388
Anacor Pharmaceuticals Inc. (c)	11	593
AngioDynamics Inc. (c)	229	2,818
ANI Pharmaceuticals Inc. (c) (e)	22	750
Charles River Laboratories International Inc. (c)	42	3,216
CryoLife Inc.	50	539
Five Star Quality Care Inc. (c)	55	126
Greatbatch Inc. (c)	28	1,003
Healthways Inc. (c)	273	2,752
ICU Medical Inc. (c)	21	2,145
Innoviva Inc. (e)	185	2,327
Insulet Corp. (c)	91	3,019
Keryx Biopharmaceuticals Inc. (c) (e)	230	1,074
Luminex Corp. (c)	14	275
Magellan Health Services Inc. (c)	82	5,558
Medidata Solutions Inc. (c)	107	4,123
MEDNAX Inc. (c)	157	10,120
Novocure Ltd. (c) (e)	25	358
Nuvectra Corp. (c)	9	51
Orthofix International NV (c)	34	1,391
Owens & Minor Inc.	15	610
PharMerica Corp. (c)	46	1,016
Prestige Brands Holdings Inc. (c)	56	2,971
Teleflex Inc.	24	3,768
Triple-S Management Corp. (c)	86	2,144
VCI Inc. (c)	43	2,474
		59,515
INDUSTRIALS - 17.7%
ABM Industries Inc.	12	393
Actuant Corp. - Class A (e)	180	4,457
Aerojet Rocketdyne Holdings Inc. (c)	28	459
Aircastle Ltd. (e)	172	3,816
Amerco Inc.	10	3,486
Atlas Air Worldwide Holdings Inc. (c)	44	1,879
Barnes Group Inc.	74	2,584
Barrett Business Services Inc.	31	877
Beacon Roofing Supply Inc. (c)	78	3,200
Briggs & Stratton Corp.	122	2,922
Celadon Group Inc.	155	1,623
Comfort Systems USA Inc.	33	1,036
Curtiss-Wright Corp.	24	1,795
Deluxe Corp.	53	3,336
Donaldson Co. Inc.	252	8,029
Dycom Industries Inc. (c) (e)	8	492
EMCOR Group Inc.	38	1,852
Ennis Inc.	93	1,813
Federal Signal Corp.	263	3,485
Forward Air Corp.	73	3,317
FreightCar America Inc.	37	569
FTI Consulting Inc. (c)	94	3,351
G&K Services Inc. - Class A	48	3,545
Genesee & Wyoming Inc. - Class A (c) (e)	78	4,897
Global Brass & Copper Holdings Inc.	69	1,715
Graco Inc.	42	3,526
Hawaiian Holdings Inc. (c)	66	3,133
Heidrick & Struggles International Inc.	21	494
Insteel Industries Inc.	90	2,745
Kaman Corp. (e)	17	718
Kelly Services Inc. - Class A	11	208
Kennametal Inc.	238	5,355
Keyw Holding Corp. (c)	8	53
Kforce Inc.	42	822
Knoll Inc.	130	2,821
Lawson Products Inc. (c)	26	500
LSI Industries Inc.	36	423
Lydall Inc. (c)	75	2,434
MasTec Inc. (c)	17	344
Matson Inc.	84	3,360
MRC Global Inc. (c)	221	2,903
MSA Safety Inc.	59	2,845
National Presto Industries Inc. (e)	17	1,450
Orbital ATK Inc.	20	1,752
Oshkosh Corp.	79	3,233
P.A.M. Transportation Services (c)	31	954
PGT Inc. (c)	983	9,674
Proto Labs Inc. (c) (e)	83	6,381
Quanex Building Products Corp.	611	10,607
Rush Enterprises Inc. - Class A (c)	286	5,224
Spirit Airlines Inc. (c)	114	5,448
Steelcase Inc. - Class A	398	5,943
Tetra Tech Inc.	403	12,024
Universal Forest Products Inc.	45	3,884
Virgin America Inc. (c)	9	356
WESCO International Inc. (c) (e)	126	6,910
West Corp. (e)	16	368

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Woodward Governor Co.	155	8,042
YRC Worldwide Inc. (c)	23	215
		180,077
INFORMATION TECHNOLOGY - 11.3%
3D Systems Corp. (c) (e)	36	560
Advanced Energy Industries Inc. (c)	145	5,041
Advanced Micro Devices Inc. (c) (e)	336	956
Alarm.com Holdings Inc. (c)	4	99
Alpha & Omega Semiconductor Ltd. (c)	30	360
Ambarella Inc. (c) (e)	48	2,133
American Software Inc. - Class A	8	71
Barracuda Networks Inc. (c) (e)	292	4,489
Blackhawk Network Holdings Inc. (c)	131	4,480
CACI International Inc. - Class A (c)	20	2,134
Coherent Inc. (c)	15	1,378
Cohu Inc.	587	6,978
Convergys Corp.	27	757
Dolby Laboratories Inc.	80	3,467
Eastman Kodak Co. (c) (e)	30	324
Entegris Inc. (c)	480	6,536
ExlService Holdings Inc. (c)	76	3,961
Fabrinet (c)	6	196
Fairchild Semiconductor International Inc. (c)	37	739
FARO Technologies Inc. (c)	98	3,153
II-VI Inc. (c)	43	923
Infinera Corp. (c)	113	1,817
Integrated Device Technology Inc. (c)	96	1,960
Knowles Corp. (c) (e)	271	3,571
Littelfuse Inc.	11	1,396
M/A-COM Technology Solutions Holdings Inc. (c)	45	1,956
Manhattan Associates Inc. (c)	19	1,091
MoneyGram International Inc. (c)	816	4,996
Multi-Fineline Electronix Inc. (c)	146	3,389
Nanometrics Inc. (c)	37	590
NeoPhotonics Corp. (c)	126	1,774
NetGear Inc. (c)	71	2,873
NeuStar Inc. - Class A (c) (e)	120	2,954
Nuance Communications Inc. (c)	275	5,147
Oclaro Inc. (c) (e)	27	148
Power Integrations Inc.	46	2,261
Progress Software Corp. (c)	17	411
QLogic Corp. (c)	24	327
Stratasys Ltd. (c) (e)	57	1,474
Sykes Enterprises Inc. (c)	55	1,647
SYNNEX Corp.	16	1,476
Take-Two Interactive Software Inc. (c) (e)	39	1,485
Tech Data Corp. (c)	60	4,572
Teradyne Inc.	221	4,772
Tessera Technologies Inc.	25	778
Tower Semiconductor Ltd. (c) (e)	302	3,660
Travelport Worldwide Ltd.	263	3,589
VeriFone Systems Inc. (c)	93	2,623
ViaSat Inc. (c) (e)	44	3,249
		114,721
MATERIALS - 2.5%
Commercial Metals Co.	153	2,597
Domtar Corp.	51	2,084
Innospec Inc.	34	1,477
P.H. Glatfelter Co.	22	465
PolyOne Corp.	81	2,450
Reliance Steel & Aluminum Co.	102	7,037
Ryerson Holding Corp. (c) (e)	73	407
Schweitzer-Mauduit International Inc.	227	7,146
Stepan Co.	18	973
Worthington Industries Inc.	16	579
		25,215
TELECOMMUNICATION SERVICES - 0.6%
8x8 Inc. (c)	107	1,080
Atlantic Tele-Network Inc.	6	452
Cogent Communications Holdings Inc.	44	1,715
IDT Corp. - Class B	63	988
RingCentral Inc. - Class A (c)	69	1,085
Shenandoah Telecommunications Co.	34	920
		6,240
UTILITIES - 4.2%
Allete Inc.	5	274
American States Water Co.	103	4,065
Artesian Resources Corp. - Class A	13	372
Atlantic Power Corp.	65	159
Chesapeake Utilities Corp.	96	6,049
Cleco Corp.	61	3,350
El Paso Electric Co.	89	4,093
IDACORP Inc.	83	6,225
Laclede Group Inc.	47	3,200
Middlesex Water Co.	39	1,208
New Jersey Resources Corp.	11	414
Ormat Technologies Inc. (e)	96	3,963
Piedmont Natural Gas Co. Inc.	27	1,598
Portland General Electric Co.	37	1,448
Southwest Gas Corp.	18	1,213
WGL Holdings Inc.	65	4,682
		42,313
Total Common Stocks (cost $978,202)		993,416

SHORT TERM INVESTMENTS - 12.4%
Investment Company - 2.4%
JNL Money Market Fund, 0.29% (a) (h)	24,189	24,189
Securities Lending Collateral - 10.0%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	101,451	101,451
Total Short Term Investments (cost $125,640)		125,640
Total Investments - 110.0% (cost $1,103,842)		1,119,056
Other Assets and Liabilities, Net - (10.0%)		(101,471)
Total Net Assets - 100.0%		$1,017,585

JNL/Neuberger Berman Strategic Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 22.6%
Accredited Mortgage Loan Trust REMIC
0.75%, 12/25/35 (i)	$120	$112
0.71%, 04/25/36 (i)	2,380	2,057
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.14%, 05/25/35 (i)	4,600	3,694
Aegis Asset Backed Securities Trust REMIC, 0.91%, 08/25/35 (i)	3,090	2,612
American Airlines Pass-Through Trust, 4.38%, 10/01/22	3,335	3,304
Ameriquest Mortgage Securities Inc. REMIC
0.92%, 07/25/35 (i)	3,750	3,321
0.94%, 10/25/35 (i)	1,305	1,054
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 0.93%, 09/25/35 (i)	1,480	1,314

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.33%, 10/25/34 (i)	617	559
0.92%, 10/25/35 (i)	3,020	2,417
Asset Backed Securities Corp. Home Equity REMIC, 0.63%, 01/25/36 (i)	73	70
Asset-Backed Pass-Through Certificates REMIC, 1.12%, 04/25/34 (i)	286	281
Bear Stearns Asset Backed Securities I Trust REMIC, 0.92%, 09/25/35 (i)	2,430	2,030
Bear Stearns Asset Backed Securities Trust REMIC
0.87%, 05/25/35 (i)	464	436
0.89%, 12/25/35 (i)	1,600	1,307
0.84%, 02/25/36 (i)	868	817
0.85%, 07/25/36 (i)	2,956	2,893
Carrington Mortgage Loan Trust REMIC
1.41%, 05/25/35 (i)	2,605	2,305
0.89%, 06/25/35 (i)	2,140	2,060
0.91%, 10/25/35 (i)	4,100	3,554
0.74%, 01/25/36 (i)	3,300	2,733
0.67%, 03/25/36 (i)	2,400	1,937
0.58%, 05/25/36 (i)	3,113	2,977
Centex Home Equity Loan Trust REMIC, 1.03%, 01/25/34 (i)	5,443	4,835
Citigroup Commercial Mortgage Trust REMIC
Interest Only, 1.24%, 09/10/23 (i)	12,771	651
Interest Only, 1.49%, 11/10/23 (i)	11,179	661
Interest Only, 1.09%, 10/10/47 (i)	14,175	950
Interest Only, 1.44%, 02/10/48 (i)	8,189	756
Citigroup Mortgage Loan Trust Inc. REMIC
1.18%, 05/25/35 (i) (r)	116	115
0.71%, 11/25/36 (i)	2,206	1,777
COMM Mortgage Trust REMIC
Interest Only, 1.17%, 09/12/23 (i)	12,818	775
Interest Only, 1.24%, 04/10/47 (i)	16,858	1,031
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 1.07%, 12/10/47 (i)	13,323	800
Commercial Mortgage Trust REMIC
Interest Only, 0.36%, 01/10/23 (i) (r)	14,500	353
Interest Only, 0.63%, 02/10/23 (i)	2,500	89
Interest Only, 1.39%, 04/10/47 (i)	24,132	1,615
Interest Only, 1.34%, 06/10/47 (i)	15,676	1,102
Ellington Loan Acquisition Trust REMIC, 1.53%, 05/25/37 (i) (r)	2,227	2,114
EquiFirst Mortgage Loan Trust REMIC
1.57%, 09/25/33 (i)	797	761
1.15%, 04/25/35 (i)	908	772
FBR Securitization Trust REMIC, 1.18%, 09/25/35 (i)	2,000	1,725
Fieldstone Mortgage Investment Trust REMIC, 1.56%, 03/25/35 (i)	3,950	3,549
First Franklin Mortgage Loan Trust REMIC, 1.17%, 12/25/34 (i)	95	91
GS Mortgage Securities Corp. II Interest Only REMIC, 0.91%, 05/10/50 (i)	20,871	1,148
GS Mortgage Securities Trust REMIC
Interest Only, 1.25%, 01/10/24 (i)	13,255	833
Interest Only, 2.05%, 01/12/45 (i) (r)	923	78
Interest Only, 1.10%, 11/10/47 (i)	15,571	1,038
Home Equity Asset Trust REMIC, 0.86%, 02/25/36 (i)	1,035	956
Home Equity Mortgage Loan Asset-Backed Trust REMIC, 0.92%, 08/25/35 (i)	1,884	1,703
Home Equity Mortgage Trust REMIC, 2.03%, 02/25/35 (i)	267	248
HSI Asset Securitization Corp. Trust REMIC
0.73%, 12/25/35 (i)	2,640	2,344
0.79%, 12/25/35 (i)	1,390	1,163
0.82%, 01/25/36 (i)	3,690	2,918
JPMorgan Alternative Loan Trust REMIC, 0.62%, 06/25/37 (i)	1,780	1,650
JPMorgan Mortgage Acquisition Corp. REMIC, 0.88%, 12/25/35 (i)	4,600	3,982
JPMorgan Mortgage Acquisition Trust REMIC
0.58%, 05/25/36 (i)	321	320
0.67%, 05/25/36 (i)	1,000	940
0.71%, 11/25/36 (i)	1,990	1,692
Long Beach Mortgage Loan Trust REMIC, 1.30%, 02/25/35 (i)	1,655	1,487
MASTR Asset Backed Securities Trust REMIC, 0.72%, 01/25/36 (i)	1,570	1,257
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.41%, 07/25/35 (i)	870	776
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.23%, 11/15/23 (i)	13,497	804
Interest Only, 1.19%, 02/15/24 (i)	13,728	833
Morgan Stanley Dean Witter Capital I Inc. Trust REMIC, 1.56%, 05/25/32 (i)	806	756
Morgan Stanley Home Equity Loan Trust REMIC, 0.71%, 02/25/36 (i)	653	596
Newcastle Mortgage Securities Trust REMIC, 0.80%, 03/25/36 (i)	3,490	2,844
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
2.16%, 09/25/34 (i)	971	824
2.08%, 12/25/34 (i)	690	659
1.47%, 02/25/35 (i)	1,375	1,324
1.38%, 06/25/35 (i)	2,300	1,968
People’s Choice Home Loan Securities Trust Series REMIC, 0.95%, 12/25/35 (i)	2,748	2,458
Popular ABS Mortgage Pass-Through Trust REMIC, 0.87%, 11/25/35 (i)	1,472	1,338
RAAC Series Trust REMIC, 1.08%, 09/25/34 (i)	2,409	2,033
RAMP Trust REMIC
0.99%, 05/25/35 (i)	2,880	2,527
0.95%, 11/25/35 (i)	3,190	2,566
0.83%, 03/25/36 (i)	2,450	2,237
RASC Trust REMIC
1.08%, 07/25/35 (i)	4,700	4,279
0.89%, 01/25/36 (i)	3,750	3,131
Renaissance Home Equity Loan Trust REMIC, 0.76%, 05/25/35 (i)	493	420
Residential Asset Securitization Trust REMIC, 1.11%, 03/25/33 (i)	123	108
Securitized Asset Backed Receivables LLC Trust REMIC, 1.05%, 01/25/35 (i)	1,609	1,482
Soundview Home Loan Trust REMIC
0.94%, 08/25/35 (i)	740	655
0.90%, 11/25/35 (i)	4,500	3,698
0.73%, 02/25/36 (i)	2,670	2,411
0.65%, 12/25/36 (i)	3,540	2,907
0.60%, 03/25/37 (i)	2,555	2,283
Structured Asset Investment Loan Trust REMIC
1.56%, 06/25/33 (i)	198	191
1.23%, 07/25/34 (i)	755	706
1.09%, 04/25/35 (i)	980	936
Structured Asset Securities Corp. REMIC, 0.95%, 02/25/35 (i)	3,524	3,074
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
0.86%, 05/25/35 (i)	200	194
1.01%, 11/25/35 (i)	3,300	2,767

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
0.59%, 04/25/36 (i)	4,327	4,064
0.60%, 12/25/36 (i)	806	698
UBS-Barclays Commercial Mortgage Trust REMIC
Interest Only, 2.08%, 06/10/22 (i) (r)	2,343	209
Interest Only, 1.81%, 12/10/45 (i) (r)	1,670	141
Wells Fargo Commercial Mortgage Trust REMIC, 1.29%, 04/15/19	893	890
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.49%, 03/15/45 (i) (r)	2,229	123
Interest Only, 1.42%, 03/15/47 (i)	11,323	768
Interest Only, 1.18%, 08/15/47 (i)	15,444	1,019
Total Non-U.S. Government Agency Asset- Backed Securities (cost $153,353)		153,820

CORPORATE BONDS AND NOTES - 28.1%
CONSUMER DISCRETIONARY - 2.2%
CCO Safari II LLC
4.91%, 07/23/25 (r)	3,885	4,100
6.48%, 10/23/45 (r)	3,410	3,795
General Motors Co., 6.75%, 04/01/46	1,980	2,252
Newell Rubbermaid Inc., 5.50%, 04/01/46 (l)	1,600	1,732
Viacom Inc.
3.88%, 04/01/24 (e)	1,620	1,614
5.25%, 04/01/44 (e)	1,900	1,709
		15,202
CONSUMER STAPLES - 0.4%
Grupo Bimbo SAB de CV, 4.88%, 06/27/44 (r)	2,335	2,155
Marfrig Holding Europe BV, 8.38%, 05/09/18	200	201
		2,356
ENERGY - 3.5%
Anadarko Petroleum Corp., 3.45%, 07/15/24 (e)	1,510	1,345
Apache Corp., 4.75%, 04/15/43 (e)	1,690	1,517
Energy Transfer Partners LP, 6.50%, 02/01/42	1,905	1,753
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (r)	196	185
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	200	218
Kinder Morgan Energy Partners LP
6.50%, 09/01/39 (e)	1,660	1,572
5.50%, 03/01/44	1,840	1,628
Kinder Morgan Inc., 5.55%, 06/01/45	2,840	2,525
Marathon Oil Corp., 3.85%, 06/01/25 (e)	3,785	3,077
Pacific Rubiales Energy Corp.
5.38%, 01/26/19	170	29
5.63%, 01/19/25 (r)	678	115
Pertamina Persero PT, 5.63%, 05/20/43	650	573
Petroleos de Venezuela SA
5.25%, 04/12/17	143	73
6.00%, 05/16/24	400	124
Petroleos Mexicanos
5.50%, 06/27/44	350	291
6.38%, 01/23/45	502	465
Plains All American Pipeline LP, 4.65%, 10/15/25 (e)	355	328
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23 (r)	600	642
Southern Gas Corridor CJSC Co., 6.88%, 03/24/26	200	200
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	340	298
Transcanada Trust, 5.63%, 05/20/75 (i)	4,030	3,549
Williams Partners LP, 3.60%, 03/15/22	3,810	3,129
YPF SA, 8.50%, 07/28/25 (e) (r)	182	178
		23,814
FINANCIALS - 15.3%
Allstate Corp., 5.75%, 08/15/53 (i)	1,780	1,809
Ally Financial Inc., 3.25%, 02/13/18 (e)	3,495	3,460
American Express Co.
4.90% (callable at 100 beginning 03/15/20) (m)	2,590	2,325
5.20% (callable at 100 beginning 11/15/19) (m)	1,730	1,643
Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46	1,875	2,095
Bank of America Corp.
5.12% (callable at 100 beginning 09/05/24) (e) (m)	2,265	2,140
6.10% (callable at 100 beginning 03/17/25) (e) (m)	5,530	5,447
6.25% (callable at 100 beginning 09/05/24) (e) (m)	1,465	1,436
Banque Centrale de Tunisie SA, 5.75%, 01/30/25	250	216
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28	250	213
Capital One Financial Corp., 5.55%, (callable at 100 beginning 06/01/20) (e) (m)	4,170	4,170
Citigroup Inc.
5.80% (callable at 100 beginning 11/15/19) (e) (m)	2,825	2,702
5.95% (callable at 100 beginning 05/15/25) (m)	5,275	5,077
Comcel Trust, 6.88%, 02/06/24 (r)	600	561
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29 (r)	408	411
Corporate Office Properties LP, 3.70%, 06/15/21	4,085	4,059
Education Realty Operating Partnership LP, 4.60%, 12/01/24 (e)	1,055	1,042
Entertainment Properties Trust, 5.75%, 08/15/22	1,925	2,076
Ford Motor Credit Co. LLC, 3.34%, 03/18/21 (e)	3,280	3,377
General Motors Financial Co. Inc., 4.30%, 07/13/25 (e)	2,800	2,773
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (e) (m)	3,585	3,504
5.15%, 05/22/45	2,650	2,693
HSBC Holdings Plc, 5.63%, (callable at 100 beginning 01/17/20) (e) (m) (v)	1,830	1,758
ING US Inc., 5.65%, 05/15/53 (i)	2,805	2,609
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (e) (m)	2,540	2,426
6.00% (callable at 100 beginning 08/01/23) (m)	5,085	5,118
Lloyds Banking Group Plc, 7.50%, (callable at 100 beginning 06/27/24) (e) (m)	3,215	3,183
MetLife Inc., 5.25%, (callable at 100 beginning 06/15/20) (m)	3,340	3,192
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (m)	2,825	2,670
5.55% (callable at 100 beginning 07/15/20) (e) (m)	3,415	3,366
4.35%, 09/08/26	3,900	4,015
3.95%, 04/23/27	1,510	1,512

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (e)	5,240	5,090
Prudential Financial Inc.
5.20%, 03/15/44 (i)	2,275	2,193
5.38%, 05/15/45 (i)	2,775	2,747
Royal Bank of Scotland Group Plc, 8.00%, (callable at 100 beginning 08/10/25) (m) (v)	3,215	3,065
Santander UK Group Holdings Plc, 5.63%, 09/15/45 (e) (r)	1,920	1,803
Trade & Development Bank of Mongolia LLC, 9.38%, 05/19/20 (r)	200	183
Ukreximbank Via Biz Finance Plc, 9.63%, 04/27/22 (r)	280	246
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	309
6.03%, 07/05/22	380	372
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	5,130	5,199
		104,285
INDUSTRIALS - 0.8%
Air Lease Corp., 3.88%, 04/01/21 (e)	1,425	1,448
General Electric Co., 5.00%, (callable at 100 beginning 01/21/21) (m)	3,486	3,591
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	200	176
		5,215
INFORMATION TECHNOLOGY - 2.4%
Apple Inc., 4.65%, 02/23/46	3,125	3,412
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (r)	3,625	3,734
6.35%, 10/15/45 (e) (r)	4,945	4,861
Seagate HDD Cayman
4.75%, 06/01/23 (e)	3,260	2,701
4.88%, 06/01/27 (e) (r)	2,425	1,827
		16,535
MATERIALS - 0.1%
Cemex SAB de CV, 7.75%, 04/16/26 (r)	200	205
Codelco, 6.15%, 10/24/36	190	209
		414
TELECOMMUNICATION SERVICES - 2.4%
AT&T Inc.
5.35%, 09/01/40	4,125	4,327
4.75%, 05/15/46	4,015	3,918
Qwest Corp., 6.75%, 12/01/21	2,780	2,988
Verizon Communications Inc., 4.67%, 03/15/55 (e)	5,458	5,240
		16,473
UTILITIES - 1.0%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	200	199
Dominion Resources Inc., 5.75%, 10/01/54 (i)	3,025	2,901
Electricite de France, 5.63%, (callable at 100 beginning 01/22/24) (e) (m) (r)	3,715	3,399
Eskom Holdings SOC Ltd.
6.75%, 08/06/23 (e)	350	323
7.13%, 02/11/25 (r)	219	202
		7,024
Total Corporate Bonds and Notes (cost $197,769)		191,318

VARIABLE RATE SENIOR LOAN INTERESTS - 11.4% (i)
CONSUMER DISCRETIONARY - 3.8%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	$966	965
Acosta Holdco Inc. Term Loan, 4.25%, 09/26/21	557	543
Advantage Sales and Marketing Inc. 1st Lien Term Loan, 4.25%, 07/07/20	838	822
Altice US Finance I Corp. Extended Term Loan, 4.25%, 12/14/22	539	536
AMC Entertainment Inc. Term Loan, 4.00%, 12/02/22	165	165
ARAMARK Services Inc. Term Loan F, 3.25%, 02/21/21	727	724
Aristocrat Leisure Ltd. Term Loan B, 4.75%, 10/01/21	259	260
Bass Pro Group LLC Term Loan, 4.00%, 06/15/20	269	254
Bombardier Recreational Products Inc. Term Loan B, 3.75%, 01/17/19	270	267
Burlington Coat Factory Warehouse Corp. Term Loan B-3, 4.25%, 08/13/21	270	270
CCO Safari III LLC Term Loan I, 3.50%, 01/23/23	515	515
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	782	781
Cumulus Media Holdings Inc. Term Loan, 4.25%, 12/31/20	637	428
Delta 2 Lux SARL Term Loan B-3, 4.75%, 07/30/21	540	524
Eldorado Resorts LLC Term Loan B, 4.25%, 07/25/22	269	268
EMI Music Publishing Ltd. Term Loan, 4.00%, 07/30/22	539	537
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	110	106
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	216	207
Gray Television Inc. Term Loan C, 4.25%, 06/13/21	440	440
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 10/26/20	389	388
Information Resources Inc. Term Loan B, 4.75%, 09/30/20	269	269
Michaels Stores Inc. Term Loan, 3.75%, 02/01/20	1,470	1,466
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	991	956
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	269	246
Numericable US LLC Term Loan B-1, 4.50%, 04/23/20	530	526
Numericable US LLC Term Loan B-2, 4.50%, 04/23/20	459	455
Party City Holdings Inc. Term Loan B, 4.25%, 07/29/22	662	656
Peninsula Gaming LLC Term Loan, 4.25%, 05/16/17	1,799	1,795
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	843	839
RedTop Luxembourg SARL 1st Lien Term Loan, 4.50%, 11/22/20	324	320
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	1,306	1,261
Serta Simmons Holdings LLC Term Loan, 4.25%, 09/20/19	232	231
ServiceMaster Co. Term Loan B, 4.25%, 06/24/21	803	802
Spin Holdco Inc. Term Loan B, 4.25%, 11/14/19	536	521
SRAM LLC Term Loan B, 4.00%, 04/10/20	278	230
Station Casinos LLC Term Loan B, 4.25%, 03/02/20	783	780

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Tribune Media Co. Term Loan, 3.75%, 12/27/20	1,015	1,011
Twin River Management Group Inc. Term Loan B, 5.25%, 07/10/20	747	746
Univision Communications Inc. Term Loan C-3, 4.00%, 03/01/20	186	184
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	746	738
WideOpenWest Finance LLC Term Loan B, 4.50%, 04/01/19	914	903
WMG Acquisition Corp. Term Loan, 3.75%, 07/01/20	761	750
Ziggo Financing Partnership Term Loan B-1, 3.50%, 01/15/22	370	366
Ziggo Financing Partnership Term Loan B-2A, 3.50%, 01/15/22	238	236
Ziggo Financing Partnership Term Loan B-3, 3.60%, 01/15/22	392	388
		25,675
CONSUMER STAPLES - 0.5%
Albertsons LLC Term Loan B-5, 5.50%, 12/01/22	330	330
Charger OpCo BV Term Loan B-1, 4.25%, 05/09/21	231	232
Post Holdings Inc. Incremental Term Loan, 3.75%, 06/02/21	506	507
Reynolds Group Holdings Inc. Term Loan, 4.50%, 11/26/18	1,444	1,443
US Foods Inc. Term Loan, 4.50%, 03/31/19	979	973
		3,485
ENERGY - 0.1%
Energy Transfer Equity LP Term Loan, 4.00%, 12/02/19	625	560
TPF II Power LLC Term Loan B, 5.50%, 10/02/21	404	394
		954
FINANCIALS - 0.8%
Capital Automotive LP Term Loan B, 4.00%, 04/05/19	584	584
DTZ US Borrower LLC 1st Lien Term Loan, 4.25%, 11/04/21	746	739
Equinix Inc. Term Loan, 4.00%, 12/11/22 (f)	605	605
Grosvenor Capital Management Holdings LLP Term Loan B, 3.75%, 01/04/21	514	502
INEOS US Finance LLC Term Loan, 4.25%, 03/11/22	497	490
Realogy Corp. Term Loan B, 3.75%, 03/05/20	968	966
Vantiv LLC Term Loan B, 3.75%, 06/15/21	1,345	1,347
		5,233
HEALTH CARE - 1.6%
Alere Inc. Term Loan B, 4.25%, 06/15/22	250	249
AmSurg Corp. 1st Lien Term Loan B, 3.50%, 07/08/21	723	722
Catalent Pharma Solutions Inc. Term Loan B, 4.25%, 04/30/21	992	991
Community Health Systems Inc. Term Loan F, 3.89%, 12/31/18	295	292
Community Health Systems Inc. Term Loan H, 4.00%, 01/27/21	924	907
Concentra Inc. 1st Lien Term Loan, 4.00%, 06/01/22	269	265
Convatec Inc. Term Loan, 4.25%, 06/15/20	135	133
DJO Finance LLC Term Loan, 4.25%, 06/08/20	538	525
Emdeon Business Services LLC Term Loan B-2, 3.75%, 11/02/18	537	534
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	815	802
Envision Healthcare Corp. Term Loan, 4.25%, 05/25/18	270	270
Envision Healthcare Corp. Term Loan B-2, 4.50%, 10/28/22	270	270
HCA Inc. Term Loan B-6, 3.69%, 03/18/23	460	461
Iasis Healthcare LLC Term Loan B-2, 4.50%, 05/03/18	399	397
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	740	733
Mallinckrodt International Finance SA Incremental Term Loan B-1, 3.50%, 03/19/21	329	321
Mallinckrodt International Finance SA Term Loan B, 3.25%, 02/24/21	130	125
MPH Acquisition Holdings LLC Term Loan, 3.75%, 03/31/21	517	512
Prestige Brands Inc. Term Loan B-3, 3.50%, 09/03/21	971	971
RPI Finance Trust Term Loan B-4, 3.50%, 11/09/20	195	195
Valeant Pharmaceuticals International Inc. Term Loan B
3.50%, 02/13/19	72	69
3.75%, 12/11/19	861	812
3.75%, 08/05/20	724	682
		11,238
INDUSTRIALS - 1.5%
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	494	489
Air Medical Group Holdings Inc. Term Loan B, 4.25%, 04/28/22	274	267
Allison Transmission Inc. Term Loan B-3, 3.50%, 08/23/19	1,139	1,138
American Airlines Inc. Term Loan, 3.25%, 06/27/20	545	542
Axalta Coating Systems US Holdings Inc. Term Loan, 3.75%, 02/01/20	727	722
BE Aerospace Inc. Term Loan B, 4.00%, 11/12/21	270	271
Brickman Group Ltd. LLC 1st Lien Term Loan, 4.00%, 12/18/20	274	269
Doosan Infracore International Inc. Term Loan B, 4.50%, 05/28/21	539	531
Emerald Expositions Holdings Inc. Term Loan B, 4.75%, 06/12/20	955	948
Filtration Group Corp. 1st Lien Term Loan, 4.25%, 11/20/20	539	536
Hertz Corp. Term Loan B, 3.75%, 03/11/18	990	989
Husky Injection Molding Systems Ltd. 1st Lien Term Loan, 4.25%, 07/02/18	344	335
Kenan Advantage Group Inc. Delayed Draw Term Loan, 1.50%, 01/23/17	28	27
Kenan Advantage Group Inc. Term Loan, 4.00%, 07/22/22	198	196
Kenan Advantage Group Inc. Term Loan B, 4.00%, 07/29/22	63	62
Novelis Inc. Term Loan B, 4.00%, 06/15/22	93	90
ON Assignment Inc. Term Loan, 3.75%, 06/01/22	868	868
Rexnord LLC 1st Lien Term Loan B, 4.00%, 08/15/20	274	269
Sedgwick Claims Management Services Inc. 1st Lien Term Loan, 3.75%, 03/01/21	541	526
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	490	482

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TransUnion LLC Term Loan B-2, 3.50%, 04/09/21	992	982
		10,539
INFORMATION TECHNOLOGY - 1.1%
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	1,370	1,362
CCC Information Services Inc. Term Loan, 4.00%, 12/20/19	536	526
CommScope Inc. Term Loan B-5, 3.75%, 12/29/22	539	537
CPI Acquisition Inc. Term Loan B, 5.50%, 08/17/22	406	402
First Data Corp. Extended Term Loan
3.93%, 03/23/18	81	81
4.43%, 03/24/21	522	520
First Data Corp. Term Loan, 3.93%, 09/24/18	904	902
HD Supply Inc. Term Loan B, 3.75%, 08/13/21	269	268
Kronos Inc. Incremental Term Loan, 4.50%, 10/31/19	480	478
Mitchell International Inc. 1st Lien Term Loan, 4.50%, 09/27/20	762	733
NXP BV Term Loan B, 3.75%, 10/30/20	540	541
Presidio Inc. Term Loan, 5.25%, 02/02/22	736	721
Sensata Technologies BV Term Loan B, 3.00%, 10/14/21	165	164
		7,235
MATERIALS - 0.9%
Ardagh Holdings USA Inc. Incremental Term Loan, 4.00%, 12/17/19	538	537
Berlin Packaging LLC 1st Lien Term Loan, 4.50%, 09/11/21	780	772
Berry Plastics Holding Corp. Term Loan D, 3.50%, 01/29/20	817	813
BWAY Holding Co. Inc. Term Loan B, 5.50%, 08/14/20	828	799
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	1	1
Huntsman International LLC Term Loan B, 0.00%, 03/18/23 (z)	265	264
Infor (US) Inc. Term Loan B-5, 3.75%, 06/03/20	377	365
MacDermid Inc. 1st Lien Term Loan, 5.50%, 06/15/20	185	178
Mauser US Corporate LLC 1st Lien Term Loan, 4.50%, 07/15/21	496	481
Owens-Illinois Inc. Term Loan B, 3.50%, 08/30/22	532	532
SIG Combibloc US Acquisition Inc. Term Loan, 4.25%, 03/13/22	640	638
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	496	476
Tekni-Plex Inc. Term Loan B, 4.50%, 06/01/22	114	112
		5,968
TELECOMMUNICATION SERVICES - 0.9%
Consolidated Communications Inc. Term Loan B, 4.25%, 12/23/20	480	478
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	571	532
Level 3 Financing Inc. Term Loan, 4.00%, 08/01/19	1,160	1,161
Mediacom Illinois LLC Term Loan G, 3.50%, 06/30/21	910	902
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	1,135	1,135
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	815	818
Zayo Group LLC Term Loan B, 3.75%, 07/02/19	990	984
		6,010
UTILITIES - 0.2%
Calpine Construction Finance Co. LP Term Loan B-2, 3.25%, 01/01/22	170	166
Calpine Corp. Delayed Draw Term Loan, 4.00%, 10/31/20	454	449
Calpine Corp. Term Loan B-3, 4.00%, 04/01/18	90	90
Dynegy Holdings Inc. Term Loan B-2, 4.00%, 04/23/20	516	506
NRG Energy Inc. Term Loan B, 2.75%, 07/01/18	170	168
		1,379
Total Variable Rate Senior Loan Interests (cost $78,723)		77,716

GOVERNMENT AND AGENCY OBLIGATIONS - 43.4%
GOVERNMENT SECURITIES - 23.3%
Sovereign - 6.4%
Argentina Republic Government International Bond, 8.28%, 12/31/33 (y)	1,023	1,223
Belize Government International Bond, 5.00%, 02/20/38 (k)	562	276
Bermuda Government International Bond, 4.85%, 02/06/24 (r)	280	294
Brazil Government International Bond
4.88%, 01/22/21	500	505
8.25%, 01/20/34	100	112
7.13%, 01/20/37	250	252
Colombia Government International Bond
8.13%, 05/21/24	240	300
7.38%, 09/18/37	300	355
5.00%, 06/15/45	200	186
Costa Rica Government International Bond, 7.16%, 03/12/45 (r)	336	304
Croatia Government International Bond
6.75%, 11/05/19	400	439
6.63%, 07/14/20 - 07/14/20	300	330
6.38%, 03/24/21	200	218
6.00%, 01/26/24 (r)	260	283
Development Bank of Mongolia LLC, 5.75%, 03/21/17	200	193
Dominican Republic International Bond
7.45%, 04/30/44 (r)	188	197
6.85%, 01/27/45	200	198
Ecuador Government International Bond
10.50%, 03/24/20 (r)	364	328
7.95%, 06/20/24	450	373
Egypt Government International Bond, 6.88%, 04/30/40	100	85
El Salvador Government International Bond
6.38%, 01/18/27	296	256
7.65%, 06/15/35	200	175
Hungary Government International Bond, 7.63%, 03/29/41	640	906
Indonesia Government International Bond, 8.50%, 10/12/35	210	284
Italy Buoni Poliennali Del Tesoro, 3.25%, 09/01/46 (r), EUR	1,375	1,867
Ivory Coast Government International Bond
5.38%, 07/23/24	500	459
5.75%, 12/31/32	450	415
Jamaica Government International Bond, 6.75%, 04/28/28	238	244
Mexico Bonos, 7.75%, 11/13/42, MXN	188,670	12,296

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Mexico Government International Bond, 4.60%, 01/23/46	250	244
Mongolia Government International Bond, 5.13%, 12/05/22	200	155
Panama Government International Bond, 8.88%, 09/30/27	150	215
Republic of Angola, 9.50%, 11/12/25	337	307
Republic of Argentina, 8.75%, 06/02/17	220	260
Republic of Armenia, 7.15%, 03/26/25 (r)	253	249
Republic of Azerbaijan International Bond, 4.75%, 03/18/24	350	332
Republic of Ghana, 10.75%, 10/14/30	470	459
Republic of Indonesia, 5.95%, 01/08/46	200	222
Republic of Iraq, 5.80%, 01/15/28	540	371
Republic of Serbia
7.25%, 09/28/21	200	223
6.75%, 11/01/24 (k)	201	207
Senegal Government International Bond
6.25%, 07/30/24 (r)	200	186
6.25%, 07/30/24	300	279
South Africa Government Bond, 6.50%, 02/28/41, ZAR	166,170	7,791
Spain Government Bond, 5.15%, 10/31/44 (r), EUR	3,110	5,369
Sri Lanka Government International Bond
5.88%, 07/25/22	270	254
6.85%, 11/03/25	313	298
Turkey Government International Bond
7.50%, 11/07/19	690	787
7.38%, 02/05/25	459	550
Ukraine Government International Bond
7.75%, 09/01/23 - 09/01/26 (r)	327	293
7.75%, 09/01/27	350	309
0.00%,05/31/40 (i) (r)	400	131
United Mexican States, 6.05%, 01/11/40	100	117
Venezuela Government International Bond, 8.25%, 10/13/24	1,250	425
		43,386
Treasury Inflation Index Securities - 8.3%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.55%, 09/15/41 (n), EUR	3,520	5,224
New Zealand Government Inflation Indexed Bond, 2.50%, 09/20/35 (s), NZD	2,915	2,133
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (n)	12,373	12,481
2.00%, 01/15/26 (n)	14,849	17,390
1.75%, 01/15/28 (n)	2,731	3,167
3.88%, 04/15/29 (n)	7,883	11,287
0.75%, 02/15/42 (n)	4,902	4,759
		56,441
U.S. Treasury Securities - 8.6%
U.S. Treasury Note
0.50%, 04/30/17	40,000	39,939
0.63%, 05/31/17	17,200	17,190
1.50%, 02/28/23	70	70
2.75%, 02/15/24	1,575	1,706
		58,905
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 20.1%
Federal Home Loan Mortgage Corp. - 8.2%
Federal Home Loan Mortgage Corp.
3.00%, 04/15/31, TBA (g)	9,765	10,209
4.00%, 04/15/46, TBA (g)	32,005	34,166
4.50%, 04/15/46, TBA (g)	10,510	11,417
		55,792
Federal National Mortgage Association - 9.4%
Federal National Mortgage Association
4.00%, 04/15/46, TBA (g)	31,945	34,141
4.50%, 04/15/46, TBA (g)	27,630	30,064
		64,205
Government National Mortgage Association - 2.5%
Government National Mortgage Association, 4.00%, 04/15/46, TBA (g)	15,980	17,087
Total Government and Agency Obligations (cost $297,799)		295,816

INVESTMENT COMPANIES - 9.6%
iShares iBoxx High Yield Corporate Bond Fund (e)	397	32,459
SPDR Barclays High Yield Bond ETF (e)	965	33,043
Total Investment Companies (cost $71,164)		65,502

SHORT TERM INVESTMENTS - 15.0%
Investment Company - 2.1%
JNL Money Market Fund, 0.29% (a) (h)	14,521	14,521

Securities Lending Collateral - 11.9%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	81,044	81,044

Treasury Securities - 1.0%
U.S. Treasury Bill, 0.17%, 07/21/16 (o)	$7,000	6,994
Total Short Term Investments (cost $102,561)		102,559
Total Investments - 130.1% (cost $901,369)		886,731
Other Assets and Liabilities, Net - (30.1%)		(205,088)
Total Net Assets - 100.0%		$681,643

JNL/Oppenheimer Emerging Markets Innovator Fund

COMMON STOCKS - 87.9%
BRAZIL - 2.8%
BM&F Bovespa SA	254	$1,080
Embraer SA - ADR	27	709
Localiza Rent a Car SA	88	727
Odontoprev SA	405	1,286
Smiles SA	144	1,540
Sul America SA	314	1,398
		6,740
CHINA - 18.4%
3SBio Inc. (c) (e) (r)	2,839	3,832
AAC Technologies Holdings Inc. (e)	498	3,804
Autohome Inc. - ADR - Class A (c)	80	2,246
Bloomage BioTechnology Corp. Ltd.	2,475	5,421
Brilliance China Automotive Holdings Ltd.	1,302	1,349
China Lodging Group Ltd.	61	2,346
China Maple Leaf Educational Systems Ltd.	3,528	2,237
Fu Shou Yuan International Group Ltd. (p) (q)	3,941	2,823
HOSA International Ltd. (e)	8,446	2,420
New Oriental Education & Technology Group - ADR	111	3,847
Shanghai La Chapelle Fashion Co. Ltd. - Class H (r)	434	604
Sihuan Pharmaceutical Holdings Group Ltd.	1,328	380
Sinopharm Group Co. Ltd. - Class H (p) (q)	709	3,205
TAL Education Group - ADR (c) (e)	100	4,980
Vipshop Holdings Ltd. - ADR (c)	239	3,078

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
YY Inc. - ADR (c)	16	979
		43,551
COLOMBIA - 1.2%
Almacenes Exito SA	79	411
Cementos Argos SA	644	2,469
		2,880
EGYPT - 1.1%
Commercial International Bank	52	223
Commercial International Bank Egypt SAE - GDR	675	2,395
		2,618
GEORGIA - 1.2%
Bank of Georgia Holdings Plc	97	2,819

GREECE - 0.9%
JUMBO SA (c)	150	2,032

HONG KONG - 2.1%
Cosmo Lady China Holdings Co. Ltd. (e) (r)	2,209	1,787
Genting Hong Kong Ltd. (e)	1,973	622
Kerry Logistics Network Ltd.	1,206	1,735
Mandarin Oriental International Ltd.	693	941
		5,085
INDIA - 11.5%
Ajanta Pharma Ltd.	138	2,939
Arvind Ltd.	762	3,146
Bharat Forge Ltd.	72	946
Biocon Ltd.	579	4,225
Glenmark Pharmaceuticals Ltd.	170	2,042
Kaveri Seed Co. Ltd.	279	1,593
Mindtree Ltd.	298	2,939
Page Industries Ltd.	5	851
Shree Cement Ltd.	3	524
Shriram Transport Finance Co. Ltd.	252	3,630
Symphony Ltd.	30	1,083
Syngene International Ltd. (r)	551	3,207
		27,125
INDONESIA - 4.0%
Ace Hardware Indonesia Tbk PT	39,962	2,697
Blue Bird Tbk PT	3,722	1,621
Global Mediacom Tbk PT	13,559	1,232
Indocement Tunggal Prakarsa Tbk PT	1,362	2,025
Sumber Alfaria Trijaya Tbk PT	39,850	1,788
		9,363
MALAYSIA - 4.6%
Genting Malaysia Bhd	1,196	1,392
Karex Bhd	2,797	2,723
My EG Services Bhd	12,319	6,758
		10,873
MEXICO - 4.0%
Alsea SAB de CV (e)	979	3,676
Gentera SAB de CV (e)	2,117	4,177
Grupo Rotoplas SAB de CV (c)	804	1,557
		9,410
NIGERIA - 0.2%
Zenith Bank Plc	8,652	467

PAKISTAN - 0.3%
Fatima Fertilizer Co. Ltd.	2,624	834

PHILIPPINES - 1.4%
International Container Terminal Services Inc.	1,271	1,867
Jollibee Foods Corp.	307	1,514
		3,381
POLAND - 0.9%
KRUK SA	46	2,224

PORTUGAL - 1.4%
Jeronimo Martins SGPS SA	200	3,266

RUSSIAN FEDERATION - 0.6%
Moscow Exchange MICEX-RTS OAO (c)	965	1,508

SOUTH AFRICA - 1.8%
Aspen Pharmacare Holdings Ltd.	87	1,884
Capitec Bank Holdings Ltd.	26	1,019
Sanlam Ltd.	286	1,324
		4,227
SOUTH KOREA - 11.0%
Amorepacific Corp.	12	4,142
Celltrion Inc. (c) (e)	37	3,535
Cosmax Inc. (e)	15	1,689
Fila Korea Ltd.	20	1,693
Golfzon Co. Ltd. (e)	10	602
Medy-Tox Inc. (e)	16	6,174
NCSoft Corp.	16	3,466
Nutribiotech Co. Ltd. (c)	42	2,088
Seegene Inc. (c) (e)	88	2,600
		25,989
SRI LANKA - 1.5%
Commercial Bank of Ceylon Plc	1,717	1,476
John Keells Holdings Plc	1,981	2,009
		3,485
TAIWAN - 14.4%
Catcher Technology Co. Ltd.	332	2,721
Cub Elecparts Inc.	193	2,354
Eclat Textile Co. Ltd.	208	2,737
eMemory Technology Inc.	349	4,034
Hermes Microvision Inc.	88	2,512
Hota Industrial Manufacturing Co. Ltd.	1,534	6,666
KMC Kuei Meng International Inc.	109	423
Largan Precision Co. Ltd.	43	3,333
Merida Industry Co. Ltd.	415	1,836
President Chain Store Corp.	264	1,923
Sporton International Inc.	476	2,431
Standard Foods Corp.	407	1,009
Taiwan Liposome Co. Ltd. (c)	212	969
Voltronic Power Technology Corp.	74	1,165
		34,113
THAILAND - 1.4%
Big C Supercenter PCL	76	539
Bumrungrad Hospital PCL	392	2,361
Minor International PCL	302	317
		3,217
TURKEY - 1.1%
Anadolu Hayat Emeklilik A/S	496	984
Logo Yazilim Sanayi Ve Ticaret AS	83	1,608
		2,592
VIETNAM - 0.1%
Viet Nam Dairy Products JSC	20	120
Total Common Stocks (cost $206,040)		207,919

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PREFERRED STOCKS - 0.8%
COLOMBIA - 0.8%
Banco Davivienda SA	215	1,916
Total Preferred Stocks (cost $2,036)		1,916

SHORT TERM INVESTMENTS - 18.1%
Investment Company - 11.3%
JNL Money Market Fund, 0.29% (a) (h)	26,699	26,699

Securities Lending Collateral - 6.8%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	15,981	15,981
Total Short Term Investments (cost $42,680)		42,680
Total Investments - 106.8% (cost $250,756)		252,515
Other Assets and Liabilities, Net - (6.8%)		(16,117)
Total Net Assets - 100.0%		$236,398

JNL/Oppenheimer Global Growth Fund

COMMON STOCKS - 96.7%
BRAZIL - 0.8%
Embraer SA - ADR	421	$11,098

CHINA - 1.2%
JD.com Inc. - ADR - Class B (c)	623	16,521

DENMARK - 0.4%
FLSmidth & Co. A/S (e)	125	5,222

FRANCE - 5.2%
Kering SA	111	19,752
LVMH Moet Hennessy Louis Vuitton SE	181	30,925
Societe Generale SA - Class A	315	11,657
Technip SA	224	12,400
		74,734
GERMANY - 7.6%
Allianz SE	161	26,076
Bayer AG	183	21,417
Deutsche Bank AG	568	9,638
Linde AG	86	12,457
SAP SE	389	31,321
Siemens AG	79	8,339
		109,248
INDIA - 3.4%
DLF Ltd.	10,920	18,916
ICICI Bank Ltd. - ADR	2,473	17,705
Zee Entertainment Enterprises Ltd.	2,046	11,953
		48,574
ITALY - 1.4%
Banca Monte dei Paschi di Siena SpA (c) (e)	6,237	3,558
Brunello Cucinelli SpA (e)	264	5,001
Prysmian SpA	298	6,734
Tod’s SpA (e)	70	4,962
		20,255
JAPAN - 12.8%
Dai-Ichi Life Insurance Co. Ltd.	1,317	15,963
Fanuc Ltd.	63	9,679
KDDI Corp.	893	23,823
Keyence Corp.	47	25,629
Kyocera Corp.	373	16,428
Murata Manufacturing Co. Ltd.	272	32,785
Nidec Corp. (e)	325	22,258
Nintendo Co. Ltd. (e)	31	4,449
Nomura Holdings Inc.	1,297	5,792
Rakuten Inc.	530	5,112
Sumitomo Mitsui Financial Group Inc.	445	13,506
Suzuki Motor Corp. (e)	268	7,163
		182,587
NETHERLANDS - 2.5%
Airbus Group NV	545	36,100

SPAIN - 3.4%
Banco Bilbao Vizcaya Argentaria SA	1,730	11,423
Inditex SA	868	29,102
Repsol SA	706	7,938
		48,463
SWEDEN - 3.3%
Assa Abloy AB - Series B	1,275	25,095
Telefonaktiebolaget LM Ericsson - Class B	2,163	21,656
		46,751
SWITZERLAND - 4.6%
Credit Suisse Group AG	862	12,179
Nestle SA	215	16,080
Roche Holding AG	53	13,088
UBS Group AG	1,555	25,013
		66,360
UNITED KINGDOM - 4.1%
Circassia Pharmaceuticals Plc (c)	2,584	10,059
Earthport Plc (c)	6,368	1,543
International Game Technology Plc	472	8,613
Shire Plc	146	8,328
Unilever Plc	656	29,590
		58,133
UNITED STATES OF AMERICA - 46.0%
3M Co.	145	24,201
ACADIA Pharmaceuticals Inc. (c) (e)	359	10,034
Adobe Systems Inc. (c)	266	24,973
Aetna Inc.	354	39,779
Alphabet Inc. - Class A (c)	45	34,666
Alphabet Inc. - Class C (c)	47	35,109
Anthem Inc.	191	26,498
Biogen Inc. (c)	55	14,247
BioMarin Pharmaceutical Inc. (c)	122	10,045
Bluebird Bio Inc. (c) (e)	111	4,731
Celldex Therapeutics Inc. (c) (e)	754	2,849
CIGNA Corp.	28	3,855
Citigroup Inc.	651	27,174
Clovis Oncology Inc. (c) (e)	100	1,926
Colgate-Palmolive Co.	510	36,031
eBay Inc. (c)	559	13,342
Emerson Electric Co.	220	11,942
Facebook Inc. - Class A (c)	273	31,147
FNF Group	345	11,701
Gilead Sciences Inc.	196	17,983
Goldman Sachs Group Inc.	129	20,257
Humana Inc.	8	1,398
Intuit Inc.	300	31,155
Ionis Pharmaceuticals Inc. (c) (e)	123	4,983
MacroGenics Inc. (c) (e)	245	4,592
Maxim Integrated Products Inc.	822	30,224
McDonald’s Corp.	56	7,012
McGraw-Hill Financial Inc.	422	41,770
PayPal Holdings Inc. (c)	614	23,696
Sage Therapeutics Inc. (c) (e)	50	1,602
St. Jude Medical Inc.	170	9,335
SunEdison Inc. (c) (e)	2,908	1,571

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Theravance Biopharma Inc. (c) (e)	87	1,641
Tiffany & Co. (e)	237	17,362
Twitter Inc. (c) (e)	472	7,808
United Parcel Service Inc. - Class B	207	21,882
Vertex Pharmaceuticals Inc. (c)	43	3,453
Walt Disney Co.	289	28,690
Zimmer Biomet Holdings Inc.	164	17,448
		658,112
Total Common Stocks (cost $1,310,982)		1,382,158

PREFERRED STOCKS - 1.9%
GERMANY - 1.9%
Bayerische Motoren Werke AG	343	27,412

INDIA - 0.0%
Zee Entertainment Enterprises Ltd., 6.00%, 03/05/22 (f)	28,061	360
Total Preferred Stocks (cost $25,455)		27,772

SHORT TERM INVESTMENTS - 5.5%
Investment Company - 1.2%
JNL Money Market Fund, 0.29% (a) (h)	17,476	17,476

Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	60,699	60,699
Total Short Term Investments (cost $78,175)		78,175
Total Investments - 104.1% (cost $1,414,612)		1,488,105
Other Assets and Liabilities, Net - (4.1%)		(58,865)
Total Net Assets - 100.0%		$1,429,240

JNL/PIMCO Real Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.0%
Aegis Asset Backed Securities Trust REMIC, 1.13%, 03/25/35 (i)	$1,200	$943
Aquilae CLO Plc, 0.19%, 01/17/23 (i), EUR	187	210
Arran Residential Mortgages Funding Plc, 1.26%, 11/19/47 (i) (r), EUR	1,020	1,162
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 0.60%, 03/25/36 (i)	1,068	992
Banc of America Commercial Mortgage Trust REMIC
5.54%, 05/10/17 (i)	2,330	2,387
5.74%, 07/10/17 (i)	1,957	2,028
5.89%, 07/10/44 (i)	957	957
Banc of America Mortgage Trust REMIC, 2.78%, 06/25/35 (i)	140	132
Banc of America Re-REMIC Trust REMIC
5.59%, 05/24/17 (i) (r)	852	859
5.65%, 07/17/17 (i) (r)	517	522
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16, EUR	700	811
BCAP LLC Trust REMIC
5.25%, 04/26/17 (i) (r)	1,120	1,078
5.25%, 05/26/22 (r)	2,178	2,262
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.88%, 05/25/33 (i)	34	34
3.00%, 02/25/34 (i)	255	247
3.23%, 11/25/34 (i)	248	237
3.16%, 01/25/35 (i)	167	161
2.92%, 03/25/35 (i)	28	28
3.24%, 03/25/35 (i)	312	302
2.05%, 08/25/35 (i)	37	37
Bear Stearns Alt-A Trust REMIC
2.52%, 01/25/36 (i)	497	403
2.62%, 08/25/36 (i)	234	170
Bear Stearns Asset Backed Securities Trust REMIC, 1.43%, 08/25/37 (i)	611	558
Bear Stearns Structured Products Inc. Trust REMIC, 2.62%, 12/26/46 (i)	687	504
Chase Mortgage Finance Corp. REMIC, 2.63%, 02/25/37 (i)	57	56
Citigroup Mortgage Loan Trust Inc. REMIC
2.43%, 08/25/35 (i)	43	42
2.65%, 08/25/35 (i)	60	60
2.74%, 08/25/35 (i)	314	231
0.51%, 01/25/37 (i)	102	61
0.49%, 05/25/37 (i)	209	140
2.93%, 09/25/37 (i)	1,375	1,235
College Loan Corp. Trust, 0.87%, 01/25/24 (i)	800	772
Cordatus CLO I Plc, 0.97%, 01/30/24 (i), GBP	58	81
Cordatus CLO II Plc, 0.16%, 07/25/24 (i), EUR	1,526	1,696
Cordatus CLO III Plc, 0.97%, 07/25/24 (i), GBP	499	688
Countrywide Asset-Backed Certificates REMIC
0.68%, 10/25/34 (i)	23	23
0.61%, 12/25/34 (i)	1,190	1,167
0.61%, 09/25/36 (i)	117	115
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.76%, 08/25/34 (i)	236	205
2.61%, 11/20/34 (i)	178	165
2.60%, 04/20/35 (i)	210	208
Credit Suisse Mortgage Capital Certificates REMIC
5.47%, 07/16/16 (r)	664	663
5.38%, 11/15/16 (r)	674	678
5.70%, 06/15/39 (i)	3,005	3,073
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	865	407
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.56%, 07/25/37 (i) (r)	157	91
CS First Boston Mortgage Securities Corp. REMIC, 2.79%, 04/25/34 (i)	177	175
CWABS Asset-Backed Certificates Trust REMIC, 0.78%, 04/25/36 (i)	1,627	1,603
DBUBS Mortgage Trust REMIC, 3.39%, 06/10/16 (r)	9,988	9,997
Dryden XI-Leveraged Loan CDO, 0.87%, 04/12/20 (i) (r)	946	938
Eaton Vance CDO VII Plc
0.88%, 03/25/26 (i)	736	718
0.96%, 03/25/26 (i) (q)	1,275	1,270
Eaton Vance CDO X Plc
0.05%, 02/22/27 (i), EUR	111	124
0.86%, 02/22/27 (i)	886	865
0.92%, 02/22/27 (i) (q)	1,847	1,854
Elm CLO Ltd., 2.02%, 01/17/23 (i) (r)	9,582	9,628
First NLC Trust REMIC, 0.50%, 08/25/37 (i) (r)	334	156
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	3,369	3,438
Grifonas Finance Plc, 0.15%, 08/28/39 (i), EUR	1,090	858
GS Mortgage Securities Trust REMIC, 4.59%, 07/10/20 (r)	4,300	4,699
GSR Mortgage Loan Trust REMIC, 2.97%, 01/25/35 (i)	221	211
Harborview Mortgage Loan Trust REMIC, 2.73%, 04/19/34 (i)	282	277
Hillmark Funding, 0.87%, 05/21/21 (i) (r)	3,593	3,508

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Indymac Index Mortgage Loan Trust REMIC
2.67%, 03/25/35 (i)	508	505
3.08%, 11/25/35 (i)	472	428
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.79%, 08/12/17 (i)	3,535	3,672
JPMorgan Mortgage Acquisition Trust REMIC, 0.55%, 10/25/33 (i)	2,485	2,425
JPMorgan Mortgage Trust REMIC
2.79%, 07/25/35 (i)	182	180
2.76%, 08/25/35 (i)	349	329
2.78%, 08/25/35 (i)	256	250
2.74%, 09/25/35 (i)	77	68
2.28%, 07/27/37 (i) (r)	696	643
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 01/15/17	5,827	5,928
Lehman Brothers Mortgage Loan Trust REMIC, 0.52%, 06/25/37 (i) (r)	313	181
Marche M5 Srl, 0.25%, 07/27/16 (i), EUR	81	92
Marche Mutui 4 Srl, 0.17%, 02/25/55 (i), EUR	453	509
Marche Mutui Srl, 2.09%, 07/27/19 (i), EUR	963	1,106
MASTR Adjustable Rate Mortgages Trust REMIC, 2.26%, 12/25/33 (i)	458	441
Merrill Lynch Mortgage Investors Trust REMIC
2.33%, 02/25/33 (i)	154	146
2.73%, 02/25/34 (i)	262	262
2.52%, 10/25/35 (i)	345	325
Morgan Stanley Capital I Trust REMIC
5.92%, 07/11/17 (i)	2,647	2,745
0.49%, 05/25/37 (i)	115	68
Nautique Funding Ltd., 0.87%, 04/15/20 (i) (r)	110	109
NCUA Guaranteed Notes Trust REMIC
0.89%, 10/07/20 (i)	1,716	1,715
1.00%, 12/08/20 (i)	2,926	2,931
NYLIM Flatiron CLO Ltd., 0.84%, 08/08/20 (i) (r)	64	64
OneMain Financial Issuance Trust, 2.47%, 12/18/17 (r)	9,200	9,167
Penta CLO SA, 0.17%, 06/04/24 (i), EUR	990	1,114
People’s Choice Home Loan Securities Trust Series REMIC, 1.29%, 08/25/35 (i)	9,443	6,888
Provident Funding Mortgage Loan Trust REMIC, 2.67%, 08/25/33 (i)	166	170
RASC Trust REMIC, 0.85%, 12/25/35 (i)	500	422
RBSCF Trust REMIC
5.69%, 07/16/17 (i) (r)	2,530	2,562
6.04%, 08/16/17 (i) (r)	958	990
RBSSP Resecuritization Trust REMIC, 0.64%, 12/29/36 (i) (r)	6,077	5,400
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	46	47
SLM Student Loan Trust
2.12%, 10/25/17 (i)	3,930	3,886
REMIC, 0.66%, 04/25/19 (i)	5,445	5,371
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.80%, 02/25/34 (i)	458	455
2.82%, 12/25/34 (i)	246	238
Structured Asset Mortgage Investments Inc. REMIC, 1.09%, 10/19/34 (i)	28	26
Structured Asset Securities Corp. REMIC, 0.57%, 06/25/37 (i)	1,377	1,332
Swan Trust, 3.39%, 04/25/41 (i), AUD	191	148
Symphony CLO III Ltd., 0.86%, 05/15/19 (i) (r)	1,215	1,205
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	64
Vornado DP LLC Trust, 4.00%, 09/13/20 (r)	4,600	4,887
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.60%, 12/25/35 (i)	215	195
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.49%, 03/25/33 (i)	85	84
2.57%, 06/25/33 (i)	244	245
2.56%, 09/25/33 (i)	216	212
2.58%, 08/25/35 (i)	76	70
1.35%, 08/25/46 (i)	3,798	3,093
1.12%, 05/25/47 (i)	484	398
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.85%, 04/25/36 (i)	880	843
Wells Fargo Mortgage-Backed Securities Trust REMIC, 2.85%, 12/25/34 (i)	249	243
Wood Street CLO BV, 0.12%, 03/29/21 (i) (r), EUR	16	19
Total Non-U.S. Government Agency Asset- Backed Securities (cost $144,503)		144,096

CORPORATE BONDS AND NOTES - 12.0%
ENERGY - 0.3%
Petrobras Global Finance BV
2.24%, 05/20/16 (i)	900	896
3.00%, 03/17/17 (i)	600	579
3.25%, 03/17/17	200	196
2.75%, 01/15/18, EUR	600	616
2.76%, 01/15/19 (i)	200	162
3.00%, 01/15/19 (e)	200	171
3.25%, 04/01/19, EUR	300	287
4.88%, 03/17/20	700	583
3.75%, 01/14/21, EUR	300	267
4.38%, 05/20/23	100	73
6.63%, 01/16/34, GBP	200	190
Petrobras International Finance Co.
5.88%, 03/01/18	100	96
7.88%, 03/15/19	100	96
5.38%, 01/27/21	100	82
		4,294
FINANCIALS - 9.7%
Ally Financial Inc.
2.75%, 01/30/17	5,900	5,871
6.25%, 12/01/17	7,300	7,610
3.25%, 02/13/18	9,700	9,603
Banco Bilbao Vizcaya Argentaria SA, 6.75%, (callable at 100 beginning 02/18/20) (m), EUR	600	624
Banco Santander SA, 6.25%, (callable at 100 beginning 09/11/21) (m), EUR	800	814
Bank of America Corp., 3.88%, 08/01/25	2,500	2,601
Bank of America NA, 1.75%, 06/05/18	7,900	7,899
Bank of New York Mellon Corp., 1.49%, 08/17/20 (i)	2,600	2,588
Bankia SA, 4.38%, 02/14/17, EUR	100	118
Barclays Bank Plc, 7.63%, 11/21/22	1,000	1,075
Barclays Plc
6.50% (callable at 100 beginning 09/15/19) (m), EUR	300	302
8.00% (callable at 100 beginning 12/15/20) (m), EUR	1,800	1,977
8.25% (callable at 100 beginning 12/15/18) (m) (v)	1,400	1,397
BPCE SA, 1.19%, 11/18/16 (i)	14,100	14,113
Citigroup Inc.
1.14%, 05/01/17 (i)	18,700	18,674
2.65%, 10/26/20	1,300	1,313

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Credit Agricole SA
6.50% (callable at 100 beginning 06/23/21) (m), EUR	300	333
7.50% (callable at 100 beginning 06/23/26) (m), GBP	2,000	2,516
7.88% (callable at 100 beginning 01/23/24) (m)	1,800	1,701
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	1,500	1,493
3.75%, 03/26/25	250	239
Depfa ACS Bank, 3.88%, 11/14/16, EUR	400	466
Eksportfinans ASA, 2.38%, 05/25/16	3,200	3,202
Ford Motor Credit Co. LLC, 2.38%, 01/16/18	7,300	7,334
Goldman Sachs Group Inc.
1.83%, 09/15/20 (i)	6,900	6,852
2.40%, 02/25/21 (i)	10,100	10,240
HSBC Holdings Plc, 2.87%, 03/08/21 (i)	7,900	8,083
JPMorgan Chase & Co.
2.75%, 06/23/20	5,700	5,839
2.12%, 03/01/21 (i)	17,000	17,258
Lloyds Bank Plc
1.75%, 05/14/18	250	250
3.50%, 05/14/25	50	52
Lloyds Banking Group Plc
7.62% (callable at 100 beginning 06/27/23) (m) (v), GBP	200	277
7.87% (callable at 100 beginning 06/27/29) (m) (v), GBP	300	415
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	2,800	3,075
Mitsubishi UFJ Financial Group Inc., 2.52%, 03/01/21 (i)	2,700	2,754
Nova Ljubljanska Banka d.d Co., 2.88%, 07/03/17, EUR	1,500	1,727
Royal Bank of Scotland Group Plc
4.70%, 07/03/18	100	103
9.50%, 03/16/22 (i)	500	529
Turkiye Garanti Bankasi A/S, 3.12%, 04/20/16 (i) (r)	1,100	1,099
UBS AG
7.25%, 02/22/22 (i)	1,000	1,028
4.75%, 05/22/23 (i)	300	304
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,300	1,345
		155,093
INDUSTRIALS - 0.3%
Hellenic Railways Organization SA, 4.03%, 03/17/17 (q), EUR	3,400	3,492
International Lease Finance Corp., 6.75%, 09/01/16 (r)	900	913
		4,405
INFORMATION TECHNOLOGY - 0.7%
Cisco Systems Inc.
1.24%, 02/21/18 (i)	3,900	3,910
1.60%, 02/28/19	3,900	3,957
Hewlett Packard Enterprise Co.
2.45%, 10/05/17 (r)	2,000	2,014
2.85%, 10/05/18 (r)	2,000	2,034
		11,915
TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc.
1.56%, 06/30/20 (i)	1,000	990
2.45%, 06/30/20	1,600	1,617
3.00%, 06/30/22	2,100	2,132
3.40%, 05/15/25	4,500	4,511
4.50%, 05/15/35	1,200	1,185
4.75%, 05/15/46	1,800	1,756
BellSouth Corp., 4.82%, 04/26/21 (r)	3,900	3,910
		16,101
Total Corporate Bonds and Notes (cost $193,103)		191,808

GOVERNMENT AND AGENCY OBLIGATIONS - 121.2%
GOVERNMENT SECURITIES - 117.5%
Municipals - 0.0%
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	310	277

Sovereign - 6.4%
Autonomous Community of Catalonia, Spain, 4.95%, 02/11/20, EUR	1,800	2,031
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/16 - 01/01/17 (j), BRL	309,680	80,186
Hellenic Republic Government Bond
4.75%, 04/17/19 (r), EUR	1,300	1,299
3.00%, 02/24/23 - 02/24/42 (k), EUR	5,975	4,002
Hellenic Republic Government International Bond, 4.50%, 07/03/17, JPY	170,000	1,358
Mexico Bonos, 4.75%, 06/14/18, MXN	41,790	2,432
Mexico Bonos de Proteccion al Ahorro, 3.52%, 01/04/18 (q), MXN	194,700	11,352
		102,660
Treasury Inflation Index Securities - 110.0%
Bundesobligation Inflation Indexed Bond, 0.75%, 04/15/18 (g) (n), EUR	4,713	5,564
Corp. Andina de Fomento Inflation Indexed Note, 3.95%, 10/15/21 (n), MXN	10,889	635
Deutsche Bundesrepublik Inflation Indexed Bond, 1.75%, 04/15/20 (n), EUR	3,776	4,780
France Government Inflation Indexed Bond, 0.25%, 07/25/18 (n), EUR	1,127	1,334
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
1.70%, 09/15/18 (n), EUR	2,190	2,642
2.35%, 09/15/24 (n) (r), EUR	6,681	8,876
3.10%, 09/15/26 (n), EUR	418	601
2.55%, 09/15/41 (n), EUR	375	556
Mexico Government Inflation Indexed Bond, 4.00%, 11/15/40 (n), MXN	3,267	197
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 - 11/22/35 (n), MXN	124,921	8,135
4.00%, 11/08/46 (n), MXN	104,883	6,338
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (s), NZD	14,500	10,442
3.00%, 09/20/30 (s), NZD	2,500	1,975
U.S. Treasury Inflation Indexed Note
2.50%, 07/15/16, TBA (g) (n) (o)	7,942	8,086
2.38%, 01/15/17, TBA (g) (n) (o)	9,868	10,170
0.13%, 04/15/17 - 04/15/19 (n) (o)	48,846	49,836
2.63%, 07/15/17 (n) (o)	1,143	1,204
1.63%, 01/15/18 (n) (o)	1,131	1,183
0.13%, 04/15/19 - 01/15/23, TBA (g) (n)	280,385	284,837
1.88%, 07/15/19, TBA (g) (n) (o)	21,526	23,404
1.38%, 01/15/20, TBA (g) (n) (o)	89,838	96,190
0.13%, 04/15/20 (n)	10,119	10,332
1.25%, 07/15/20, TBA (g) (n)	77,565	83,391
0.63%, 07/15/21 - 01/15/24, TBA (g) (n)	97,771	102,311
0.63%, 07/15/21 (n)	94,623	99,342
0.13%, 01/15/22 - 07/15/24, TBA (g) (n) (o)	195,748	198,484
0.38%, 07/15/23, TBA (g) (n)	29,625	30,525
2.38%, 01/15/25 - 01/15/27, TBA (g) (n)	203,051	243,841
2.00%, 01/15/26 (n)	716	839
2.00%, 01/15/26, TBA (g) (n)	55,828	65,381
1.75%, 01/15/28, TBA (g) (n)	20,718	24,027

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.63%, 04/15/28 (n) (o)	7,325	10,089
3.63%, 04/15/28, TBA (g) (n)	3,984	5,487
2.50%, 01/15/29, TBA (g) (n)	34,506	43,348
3.88%, 04/15/29 (n)	43,242	61,914
3.88%, 04/15/29, TBA (g) (n)	8,935	12,793
2.13%, 02/15/40, TBA (g) (n)	42,354	54,117
2.13%, 02/15/41 (n) (o)	4,760	6,130
0.75%, 02/15/42, TBA (g) (n) (o)	12,938	12,562
0.63%, 02/15/43 (n) (o)	948	890
1.38%, 02/15/44, TBA (g) (n)	102,600	114,920
0.75%, 02/15/45, TBA (g) (n)	15,383	14,890
1.00%, 02/15/46, TBA (g) (n)	5,719	5,969
United Kingdom Inflation Indexed Bond
0.13%, 03/22/24 (g) (n), GBP	5,033	7,981
0.13%, 03/22/44 - 03/22/68 (n), GBP	13,317	25,907
0.38%, 03/22/62 (n), GBP	439	1,153
		1,763,608
U.S. Treasury Securities - 1.1%
U.S. Treasury Bond
3.00%, 11/15/44 - 11/15/45 (g)	7,220	7,791
2.50%, 02/15/45 (g)	5,880	5,735
U.S. Treasury Note, 1.63%, 02/15/26	3,190	3,145
		16,671

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.7%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp.
2.29%, 07/01/36 (i)	260	274
2.24%, 09/01/36 (i)	319	336
2.41%, 10/01/36 (i)	124	130
0.78%, 09/15/42	8,201	8,225
REMIC, 0.89%, 08/15/33 (i)	1,073	1,075
REMIC, 1.52%, 10/25/44 - 02/25/45 (i)	701	723
		10,763
Federal National Mortgage Association - 3.0%
Federal National Mortgage Association
2.22%, 11/01/35 (i)	37	39
2.92%, 03/01/36 (i)	64	68
5.64%, 06/01/36 (i)	17	17
3.00%, 04/15/46 - 05/15/46, TBA (g)	47,000	48,157
REMIC, 0.49%, 07/25/37 (i)	201	188
		48,469
Small Business Administration Participation Certificates - 0.0%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	638	712
Total Government and Agency Obligations (cost $1,913,566)		1,943,159

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., 7.50% - Series L (e) (m) (v)	1	603
Total Preferred Stocks (cost $500)		603

PURCHASED OPTIONS - 0.3%
10-Year U.S. Treasury Note Future Put Option, Strike Price 115, Expiration 05/20/16	449	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 113.75, Expiration 05/20/16	485	—
Australian Dollar versus USD Call Option, Strike Price AUD 0.90, Expiration 05/27/16, CIT (q)	2,200,000	—
British Pound versus USD Call Option, Strike Price GBP 1.63, Expiration 05/26/16, CIT (q)	900,000	—
Euro versus USD Call Option, Strike Price EUR 1.30, Expiration 05/27/16, CIT (q)	8,100,000	1
Put Swaption, 3-Month LIBOR, Exercise RateExercise Rate 1.00%, Expiration 06/23/16, MSC (q)	1,242	27
Put Swaption, 3-Month LIBOR, Exercise RateExercise Rate 1.00%, Expiration 06/24/16, MSC (q)	1,232	28
Put Swaption, 3-Month LIBOR, Exercise RateExercise Rate 1.25%, Expiration 07/05/16, DUB (q)	5,091	25
Put Swaption, 3-Month LIBOR, Exercise Rate 1.25%, Expiration 07/05/16, MSC (q)	7,473	36
Put Swaption, 3-Month LIBOR, Exercise Rate 1.50%, Expiration 04/06/16, MSC	959	—
Put Swaption, 3-Month LIBOR, Exercise Rate 1.50%, Expiration 04/11/16, CGM (q)	2,547	—
Put Swaption, 3-Month LIBOR, Exercise Rate 1.50%, Expiration 07/05/16, CGM (q)	2,776	2
Put Swaption, 3-Month LIBOR, Exercise Rate 2.59%, Expiration 12/10/18, MSC (q)	28	301
Put Swaption, 3-Month LIBOR, Exercise Rate 2.60%, Expiration 03/29/19, MSC (q)	108	1,237
Put Swaption, 3-Month LIBOR, Exercise Rate 2.61%, Expiration 10/17/18, MSC (q)	91	929
Put Swaption, 3-Month LIBOR, Exercise Rate 2.61%, Expiration 11/15/18, MSC (q)	28	291
Put Swaption, 3-Month LIBOR, Exercise Rate 2.86%, Expiration 10/23/18, DUB (q)	134	1,069
Put Swaption, 3-Month LIBOR, Exercise Rate 3.40%, Expiration 12/05/16, CSI (q)	316	53
Total Purchased Options (cost $4,854)		3,999

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (c) (q) (u)	100	7
Total Other Equity Interests (cost $0)		7

SHORT TERM INVESTMENTS - 6.0%
Certificates of Deposit - 0.7%
Banco Bilbao Vizcaya Argentaria, 1.47%, 05/16/16 (i)	$8,500	8,492
Intesa Sanpaolo SpA, 2.00%, 04/11/16 (i)	3,300	3,300
		11,792
Federal Home Loan Bank - 5.0% (w)
Federal Home Loan Bank
0.18%, 04/15/16	900	900
0.28%, 04/18/16 - 04/20/16	43,900	43,893
0.16%, 04/26/16	16,100	16,098
0.25%, 04/27/16	400	400
0.29%, 05/02/16 - 05/05/16	4,500	4,499
0.31%, 05/13/16	14,100	14,095
		79,885
Securities Lending Collateral - 0.0%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	668	668

Treasury Securities - 0.3%
U.S. Treasury Bill
0.07%, 04/07/16 (o)	$1,967	1,967
0.19%, 04/14/16 (o)	552	552

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
0.12%, 04/21/16 (o)	674	674
0.16%, 04/28/16 (o)	773	773
		3,966
Total Short Term Investments (cost $96,319)		96,311
Total Investments - 148.5% (cost $2,352,845)		2,379,983
Other Assets and Liabilities, Net - (48.5%)		(777,187)
Total Net Assets - 100.0%		$1,602,796

JNL/PIMCO Total Return Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 16.2%
ABFC Trust REMIC, 0.54%, 01/25/37 (i)	$5,163	$2,963
Accredited Mortgage Loan Trust, 1.03%, 04/25/34 (i)	769	686
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.73%, 02/25/36 (i)	18,000	15,890
Aire Valley Mortgages Plc, 0.07%, 09/20/66 (i), EUR	5,951	6,583
Ally Auto Receivables Trust, 0.68%, 06/15/16	2,492	2,492
Alpine Securitization REMIC
1.43%, 08/25/35 (i)	12,043	8,702
0.76%, 11/20/35 (i)	12,292	9,740
0.62%, 09/20/46 (i)	6,767	5,593
Alternative Loan Trust REMIC, 0.70%, 11/25/35 (i)	5,674	3,690
American Home Mortgage Assets Trust REMIC
1.27%, 11/25/46 (i)	13,925	6,566
1.05%, 02/25/47 (i)	9,778	5,360
American Home Mortgage Investment Trust REMIC, 2.88%, 02/25/45 (i)	178	178
Ameriquest Mortgage Securities Inc. REMIC, 0.90%, 10/25/35 (i)	16,700	16,248
Amortizing Residential Collateral Trust REMIC, 1.01%, 07/25/32 (i)	18	16
Argent Securities Inc. REMIC, 0.79%, 10/25/35 (i)	2,867	2,696
BAMLL Commercial Mortgage Securities Trust REMIC, 2.33%, 03/15/28 (i) (r)	9,800	9,842
Banc of America Commercial Mortgage Trust REMIC, 5.54%, 05/10/17 (i)	2,274	2,329
Banc of America Funding Trust REMIC
3.09%, 02/20/35 (i)	1,468	1,428
2.83%, 05/25/35 (i)	17,341	17,651
Banc of America Mortgage Trust REMIC, 6.50%, 10/25/31	14	15
BBCMS Trust REMIC, 3.32%, 09/10/20 (r)	11,000	11,346
BCAP LLC Trust REMIC
5.25%, 04/26/17 (i) (r)	350	337
0.62%, 03/26/18 (i) (r)	14,388	9,943
5.25%, 05/26/22 (r)	2,740	2,846
5.25%, 02/26/36 (r)	1,495	1,307
4.50%, 03/27/37 (i) (r)	9,045	6,018
5.25%, 05/25/37 (r)	7,349	6,086
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.75%, 11/25/30 (i)	1	1
2.50%, 02/25/33 (i)	2	2
2.93%, 02/25/33 (i)	6	5
2.80%, 04/25/33 (i)	30	30
2.88%, 01/25/34 (i)	155	153
3.03%, 04/25/34 (i)	367	358
2.84%, 11/25/34 (i)	658	626
2.92%, 03/25/35 (i)	1,138	1,144
Bear Stearns Alt-A Trust REMIC
3.01%, 05/25/35 (i)	398	380
2.79%, 09/25/35 (i)	258	214
3.12%, 09/25/35 (i)	16,213	11,870
Bear Stearns Asset Backed Securities I Trust REMIC
1.08%, 03/25/35 (i)	9,584	8,955
0.63%, 04/25/37 (i)	2,435	2,416
Bear Stearns Asset Backed Securities Trust REMIC
0.84%, 12/25/35 (i)	5,700	5,544
0.69%, 10/25/36 (i)	9,032	8,553
0.68%, 01/25/37 (i)	4,988	3,579
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/17	248	253
Bear Stearns Structured Products Inc. Trust REMIC
2.70%, 01/26/36 (i)	800	612
1.73%, 03/25/37 (i) (r)	2,947	2,678
2.62%, 12/26/46 (i)	472	347
BNC Mortgage Loan Trust REMIC, 0.53%, 05/25/37 (i)	1,806	1,753
Bridgeport CLO II Ltd., 0.87%, 06/18/21 (i) (r)	10,993	10,734
Carlyle Global Market Strategies, 1.85%, 04/20/22 (i) (r)	8,800	8,742
Chase Mortgage Finance Trust REMIC, 2.67%, 12/25/35 (i)	1,469	1,381
ChaseFlex Trust REMIC, 5.00%, 07/25/37	976	860
CIFC Funding Ltd.
1.92%, 01/19/23 (i) (r)	1,603	1,601
1.77%, 08/14/24 (i) (r)	21,000	20,899
Citicorp Mortgage Securities Trust REMIC, 6.00%, 02/25/37	1,838	1,610
Citigroup Mortgage Loan Trust Inc. REMIC
2.99%, 11/25/35 (i)	11,147	9,833
2.73%, 12/25/35 (i)	73	71
0.49%, 05/25/37 (i)	522	350
5.75%, 10/25/37 (k) (r)	6,259	5,721
Commercial Mortgage Pass-Through Certificates REMIC, 2.64%, 04/26/38 (i) (r)	3,700	3,597
Countrywide Alternative Loan Trust REMIC
1.75%, 08/25/35 (i)	937	819
0.63%, 12/20/46 (i)	11,143	8,190
0.62%, 03/20/47 (i)	7,820	5,532
0.61%, 05/25/47 (i)	528	413
Countrywide Asset-Backed Certificates REMIC
0.58%, 04/25/34 (i)	4,437	3,957
1.18%, 06/25/34 (i)	240	227
0.61%, 10/25/34 (i)	565	552
0.57%, 10/25/35 (i)	7,823	6,048
0.93%, 12/25/35 (i)	5,000	4,158
0.63%, 02/25/36 (i)	16,776	12,168
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	3,319	3,395
2.67%, 11/20/34 (i)	1,198	1,130
2.66%, 11/25/34 (i)	480	451
2.76%, 02/20/35 (i)	655	650
5.75%, 12/25/35	3,440	3,180
2.59%, 02/20/36 (i)	104	96
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 11/18/16	2,819	2,864
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (i)	5,752	5,933
5.38%, 02/15/40	536	544
CS First Boston Mortgage Securities Corp. REMIC, 1.05%, 03/25/32 (i) (r)	39	36

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CSMC Mortgage-Backed Trust REMIC, 6.00%, 07/25/36	2,990	2,217
CSMC Trust REMIC, 3.50%, 03/25/54 (i) (r)	14,925	14,680
CVS Pass-Through Trust, 6.94%, 01/10/30	315	364
CWABS Asset-Backed Certificates Trust REMIC
0.89%, 04/25/36 (i)	5,400	4,295
0.67%, 03/25/47 (i)	7,000	4,214
Deco 2014-BONN Ltd., 1.25%, 11/07/24 (i) (r), EUR	2,565	2,924
Dell Equipment Finance Trust
0.53%, 10/24/16 (r)	4,337	4,337
1.33%, 12/22/17 (i) (r)	6,000	5,999
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates REMIC, 2.74%, 06/26/35 (i) (r)	4,116	4,064
Equity One ABS Inc., 0.99%, 11/25/32 (i)	57	54
Eurohome UK Mortgages Plc, 0.74%, 06/15/44 (i), GBP	4,348	5,691
First Franklin Mortgage Loan Trust REMIC
1.24%, 04/25/35 (i) (r)	1,748	1,636
0.79%, 10/25/35 (i)	5,084	4,694
First Horizon Asset Securities Inc. REMIC, 2.59%, 02/25/36 (i)	973	900
First Horizon Mortgage Pass-Through Trust REMIC, 2.64%, 10/25/35 (i)	1,920	1,570
GE-WMC Mortgage Securities LLC REMIC, 0.68%, 12/25/35 (i)	5,098	4,597
GoldenTree Loan Opportunities IV Ltd., 0.85%, 08/18/22 (i) (r)	5,101	5,003
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	842	860
GSAMP Trust REMIC
0.57%, 06/25/36 (i)	2,150	1,792
0.58%, 09/25/36 (i)	9,116	3,946
0.52%, 01/25/37 (i)	3,394	1,914
1.28%, 02/25/37 (i)	6,429	6,245
GSR Mortgage Loan Trust REMIC
2.84%, 09/25/35 (i)	799	800
2.85%, 11/25/35 (i)	263	251
Harborview Mortgage Loan Trust REMIC
0.65%, 05/19/35 (i)	116	95
2.71%, 07/19/35 (i)	513	445
Harvest CLO V SA, 0.20%, 04/05/24 (i), EUR	5,623	6,310
Highlander Euro CDO BV, 0.32%, 09/06/22 (i), EUR	5,538	6,259
Highlander Euro CDO III BV, 0.07%, 05/01/23 (i), EUR	1,454	1,609
Home Equity Asset Trust REMIC, 1.48%, 07/25/35 (i)	3,700	3,635
HSI Asset Securitization Corp. Trust REMIC, 0.79%, 12/25/35 (i)	3,000	2,509
IndyMac Adjustable-Rate Mortgage Trust REMIC, 1.86%, 01/25/32 (i)	—	—
IndyMac Index Mortgage Loan Trust REMIC, 2.63%, 01/25/36 (i)	626	512
IndyMac INDX Mortgage Loan Trust REMIC, 2.71%, 08/25/35 (i)	2,596	2,085
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	1,784	1,815
5.42%, 02/15/17	5,767	5,886
2.96%, 10/05/20 (r)	11,100	11,139
5.34%, 05/15/47	1,753	1,780
JPMorgan Mortgage Acquisition Trust REMIC
0.67%, 05/25/36 (i)	8,500	7,655
0.71%, 01/25/37 (i)	4,800	3,389
JPMorgan Mortgage Trust REMIC
5.75%, 01/25/36	128	109
5.50%, 04/25/36	1,480	1,501
Lehman XS Trust REMIC
1.23%, 10/25/35 (i)	3,023	2,779
0.60%, 02/25/37 (i)	8,506	4,706
Long Beach Mortgage Loan Trust REMIC, 0.99%, 09/25/34 (i)	198	173
Malin CLO BV, 0.10%, 05/07/23 (i), EUR	5,715	6,465
Marche M5 Srl, 0.25%, 07/27/16 (i), EUR	1,961	2,230
MASTR Asset Backed Securities Trust REMIC
1.44%, 03/25/35 (i)	5,005	4,057
0.54%, 08/25/36 (i)	12,422	5,686
0.48%, 01/25/37 (i)	445	177
Mellon Residential Funding Corp. REMIC, 2.61%, 10/20/29 (i)	60	59
Merrill Lynch Mortgage Investors Trust REMIC
2.48%, 05/25/33 (i)	341	328
0.81%, 08/25/35 (i)	5,959	5,339
1.90%, 10/25/35 (i)	7,091	6,829
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.86%, 07/12/17 (i)	6,680	6,922
5.48%, 03/12/51 (i)	1,500	1,531
MLCC Mortgage Investors Inc. REMIC
1.44%, 10/25/35 (i)	87	81
0.68%, 11/25/35 (i)	148	132
Morgan Stanley ABS Capital I Inc. Trust REMIC, 0.59%, 04/25/36 (i)	806	782
Morgan Stanley Bank of America Merrill Lynch Trust REMIC, 3.04%, 11/15/24	9,000	9,281
Morgan Stanley Capital I Trust REMIC, 1.59%, 08/14/19 (i) (r)	4,339	4,322
Morgan Stanley Dean Witter Capital I REMIC, 1.33%, 07/25/32 (i)	1,422	1,359
Morgan Stanley Re-REMIC Trust REMIC, 5.79%, 04/12/17 (i) (r)	20,534	21,016
MortgageIT Trust REMIC, 0.69%, 12/25/35 (i)	5,935	5,280
New Century Home Equity Loan Trust REMIC, 0.94%, 09/25/35 (i)	1,900	1,739
Nomura Asset Acceptance Corp. REMIC, 3.02%, 08/25/35 (i)	2,422	2,339
Option One Mortgage Loan Trust REMIC, 0.94%, 08/25/35 (i)	3,700	2,736
Panther CDO V BV, 0.31%, 10/15/84 (i) (p) (q), EUR	8,251	9,083
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
0.90%, 05/25/35 (i)	1,700	1,513
0.91%, 08/25/35 (i)	1,500	1,390
Prime Mortgage Trust REMIC
0.83%, 02/25/19 (i)	—	—
0.83%, 02/25/34 (i)	22	21
Queen Street CLO II BV, 0.09%, 08/15/24 (i), EUR	235	266
RALI Trust REMIC, 0.61%, 06/25/46 (i)	13,772	5,575
RAMP Trust REMIC, 1.08%, 05/25/35 (i)	12,706	10,321
RASC Trust REMIC
1.11%, 02/25/35 (i)	4,978	4,720
0.59%, 09/25/36 (i)	6,436	5,407
0.60%, 09/25/36 (i)	3,596	3,088
0.67%, 09/25/36 (i)	3,000	2,629
0.58%, 11/25/36 (i)	13,096	11,886
RBSSP Resecuritization Trust REMIC, 0.69%, 02/26/37 (i) (r)	2,294	2,135
Residential Accredit Loans Inc. Trust REMIC, 3.93%, 01/25/36 (i)	11,511	9,125
Securitized Asset Backed Receivables LLC Trust REMIC
1.41%, 03/25/35 (i)	597	566

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
0.68%, 05/25/36 (i)	4,072	2,225
0.49%, 12/25/36 (i)	282	86
SLM Student Loan Trust, 2.12%, 10/25/17 (i)	4,675	4,622
Soundview Home Loan Trust REMIC, 0.56%, 12/25/36 (i)	1,710	1,634
SpringCastle America Funding LLC, 2.70%, 05/25/23 (r)	12,477	12,426
Stone Tower CLO VI Ltd., 0.84%, 04/17/21 (i) (r)	3,785	3,753
Structured Asset Investment Loan Trust REMIC, 1.33%, 01/25/35 (i)	6,417	6,320
Structured Asset Mortgage Investments Inc. REMIC
1.09%, 09/19/32 (i)	29	28
0.68%, 07/19/35 (i)	392	371
0.69%, 03/25/37 (i)	1,042	770
Structured Asset Securities Corp. REMIC, 2.69%, 02/25/32 (i)	1	1
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	239	268
Volt XXXI LLC, 3.38%, 01/25/18 (k) (r)	9,950	9,805
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.14%, 02/25/31 (i)	—	—
2.50%, 01/25/36 (i)	851	836
4.04%, 08/25/36 (i)	3,803	3,273
1.72%, 08/25/42 (i)	84	79
1.55%, 11/25/42 (i)	53	49
0.72%, 10/25/45 (i)	106	98
Wells Fargo Mortgage Backed Securities Trust REMIC
2.84%, 01/25/35 (i)	310	311
2.84%, 03/25/36 (i)	2,781	2,576
2.84%, 03/25/36 (i)	390	384
2.77%, 04/25/36 (i)	1,979	1,918
2.83%, 07/25/36 (i)	4,927	4,680
Wood Street CLO BV, 0.23%, 11/22/21 (i), EUR	585	661
Total Non-U.S. Government Agency Asset- Backed Securities (cost $692,106)		692,793

CORPORATE BONDS AND NOTES - 25.5%
CONSUMER DISCRETIONARY - 0.6%
Altice SA
6.25%, 02/15/25 (r), EUR	4,100	4,193
7.63%, 02/15/25 (r)	1,000	958
MGM Resorts International, 7.50%, 06/01/16	2,100	2,116
NBCUniversal Enterprise Inc., 1.16%, 04/15/16 (i) (r)	14,605	14,609
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (y), EUR	1,400	1,709
Wynn Las Vegas LLC, 5.50%, 03/01/25 (r)	1,400	1,319
		24,904
CONSUMER STAPLES - 0.4%
Reynolds American Inc.
3.25%, 06/12/20	54	56
4.45%, 06/12/25	13,700	15,080
5.85%, 08/15/45	1,300	1,580
		16,716
ENERGY - 3.1%
Cimarex Energy Co., 5.88%, 05/01/22	8,196	8,466
Energy Transfer Partners LP
4.05%, 03/15/25	5,500	4,842
4.75%, 01/15/26	1,000	917
Kinder Morgan Energy Partners LP
3.45%, 02/15/23	4,900	4,522
4.25%, 09/01/24	3,000	2,842
Kinder Morgan Inc., 1.50%, 03/16/22, EUR	4,200	4,514
MPLX LP, 4.88%, 06/01/25 (p) (q)	6,700	6,112
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22	638	201
6.35%, 06/30/22 (r)	2,453	773
Petrobras Global Finance BV
2.00%, 05/20/16	700	697
2.24%, 05/20/16 (i)	2,600	2,587
3.00%, 03/17/17 (e) (i)	900	869
2.76%, 01/15/19 (e) (i)	500	406
3.52%, 03/17/20 (i)	700	539
4.88%, 03/17/20	200	166
4.38%, 05/20/23 (e)	7,900	5,765
4.25%, 10/02/23, EUR	1,000	820
6.63%, 01/16/34, GBP	1,000	949
6.85%, 06/05/15	4,300	2,955
Petrobras International Finance Co.
6.13%, 10/06/16	100	101
3.50%, 02/06/17	1,100	1,082
8.38%, 12/10/18 (e)	700	697
7.88%, 03/15/19 (e)	18,700	17,933
5.75%, 01/20/20	5,300	4,566
5.38%, 01/27/21 (e)	1,100	903
6.88%, 01/20/40	4,600	3,304
6.75%, 01/27/41	2,700	1,924
Plains All American Pipeline LP, 4.65%, 10/15/25 (e)	1,100	1,018
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 09/30/20 (r)	3,256	3,467
Regency Energy Partners LP
5.50%, 04/15/23	1,600	1,426
4.50%, 11/01/23	4,200	3,707
Sabine Pass LNG LP, 6.50%, 11/01/20	2,500	2,622
Statoil ASA, 1.08%, 11/08/18 (i)	29,300	28,950
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (p) (q)	10,000	11,545
		132,187
FINANCIALS - 18.4%
Abbey National Treasury Services Plc, 2.50%, 03/14/19	9,303	9,410
ABN AMRO Bank NV, 2.45%, 06/04/20 (r)	3,900	3,925
Altice Financing SA
5.25%, 02/15/23 (r), EUR	1,400	1,627
6.63%, 02/15/23 (r)	2,300	2,306
American Express Credit Corp.
1.68%, 09/14/20 (i)	9,300	9,247
2.60%, 09/14/20	9,300	9,530
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23	1,300	1,352
Asciano Finance Ltd., 5.00%, 04/07/18 (p) (q)	4,600	4,680
AvalonBay Communities Inc., 3.45%, 06/01/25	6,700	6,869
Banco de Credito e Inversiones, 3.00%, 09/13/17 (r)	3,200	3,240
Banco Espirito Santo SA
2.63%, 05/08/17, EUR	4,600	1,230
4.00%, 01/21/19, EUR	1,800	481
Bank of America Corp.
4.13%, 01/22/24	13,700	14,518
3.88%, 08/01/25	4,000	4,162
Bank of America NA
1.09%, 11/14/16 (i)	67,900	67,906
1.04%, 05/08/17 (i)	4,300	4,292
6.00%, 10/15/36	3,200	3,886

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Barclays Bank Plc
7.63%, 11/21/22	3,000	3,225
7.75%, 04/10/23 (e) (i)	12,800	13,440
BBVA Bancomer SA, 6.50%, 03/10/21 (r)	2,400	2,622
Blackstone CQP Holdco LP, 9.30%, 03/31/19 (p) (q)	4,510	4,539
BPCE SA, 12.50%, (callable at 100 beginning 09/30/19) (m) (p) (q)	5,600	6,921
Caixa Economica Federal, 2.38%, 11/06/17 (e) (r)	3,200	3,064
Cantor Fitzgerald LP, 6.50%, 06/17/22 (p) (q)	11,100	11,532
Capital One NA, 1.77%, 08/17/18 (i)	22,500	22,561
CIT Group Inc., 4.25%, 08/15/17	8,200	8,344
Citigroup Inc.
1.40%, 04/01/16 (i)	2,800	2,800
0.91%, 06/09/16 (i)	2,600	2,598
1.58%, 07/25/16 (i)	3,200	3,205
2.65%, 10/26/20	2,600	2,626
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (m) (r)	4,900	5,403
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25	18,350	17,537
Daimler Finance North America LLC, 1.88%, 01/11/18 (r)	5,500	5,529
Eksportfinans ASA, 2.38%, 05/25/16	1,900	1,901
ERP Operating LP, 3.38%, 06/01/25	6,900	7,112
Export-Import Bank of Korea
2.25%, 01/21/20	7,000	7,058
2.63%, 12/30/20	2,800	2,869
Fifth Third Bancorp, 1.04%, 12/20/16 (i)	900	897
Ford Motor Credit Co. LLC
4.21%, 04/15/16	6,794	6,802
1.40%, 01/17/17 (i)	19,200	19,185
4.25%, 02/03/17	3,695	3,777
1.15%, 09/08/17 (i)	1,200	1,185
1.56%, 01/09/18 (i)	5,000	4,942
2.94%, 01/08/19	6,200	6,295
3.20%, 01/15/21	2,000	2,046
General Motors Financial Co. Inc.
3.00%, 09/25/17	3,900	3,935
3.15%, 01/15/20	8,200	8,228
Goldman Sachs Group Inc.
1.26%, 06/04/17 (i)	1,100	1,099
1.82%, 04/30/18 (i)	7,500	7,532
1.83%, 09/15/20 (i)	6,400	6,356
3.50%, 01/23/25	8,470	8,553
3.75%, 05/22/25	9,900	10,137
Host Hotels & Resorts LP, 4.00%, 06/15/25	5,790	5,642
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	13,857
International Lease Finance Corp.
5.75%, 05/15/16	5,200	5,214
8.75%, 03/15/17 (k)	2,200	2,317
Intesa Sanpaolo SpA, 2.38%, 01/13/17	9,000	9,039
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (m)	6,500	6,516
1.07%, 05/30/17 (i), GBP	9,700	13,800
6.30%, 04/23/19	6,100	6,900
2.75%, 06/23/20	3,000	3,073
2.55%, 10/29/20	8,400	8,517
2.12%, 03/01/21 (i)	6,500	6,598
2.55%, 03/01/21	10,600	10,698
4.50%, 01/24/22	2,800	3,091
3.63%, 05/13/24	6,360	6,634
3.90%, 07/15/25	18,300	19,460
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,353
KBC Bank NV, 8.00%, 01/25/23 (e)	10,000	10,775
Korea Development Bank, 3.50%, 08/22/17	1,900	1,953
Lloyds Bank Plc
12.00% (callable at 100 beginning 12/16/24) (m) (r)	21,800	29,176
3.50%, 05/14/25	9,900	10,245
Lloyds Banking Group Plc, 7.62%, (callable at 100 beginning 06/27/23) (m) (v), GBP	400	554
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	16,100	18,325
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,900	2,020
6.88%, 04/25/18	5,000	5,491
Mitsubishi UFJ Financial Group Inc., 2.52%, 03/01/21 (i)	8,700	8,874
Morgan Stanley, 2.45%, 02/01/19 (e)	4,700	4,770
National Australia Bank Ltd.
1.26%, 07/23/18 (i) (r)	11,200	11,160
2.25%, 03/16/21 (r)	10,800	10,910
Navient Corp.
8.45%, 06/15/18	11,002	11,786
5.50%, 01/15/19	100	98
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (r)	1,900	1,902
7.25%, 12/15/21 (r)	1,700	1,691
Piper Jaffray Cos., 5.06%, 10/09/18 (p) (q)	3,000	2,996
Rabobank Nederland NV, 8.40%, (callable at 100 beginning 06/29/17) (m)	4,000	4,218
Royal Bank of Canada, 2.30%, 03/22/21 (e)	10,900	10,998
Royal Bank of Scotland Group Plc
6.93%, 04/09/18, EUR	4,700	5,870
9.50%, 03/16/22 (i)	9,900	10,470
Society of Lloyd’s, 4.75%, 10/30/24, GBP	1,100	1,627
State Street Corp., 1.52%, 08/18/20 (i)	8,400	8,362
Sumitomo Mitsui Financial Group Inc.
2.32%, 03/09/21 (i)	3,700	3,734
2.93%, 03/09/21	4,100	4,180
Svenska Handelsbanken AB, 2.40%, 10/01/20	22,700	22,912
Toronto-Dominion Bank, 2.25%, 03/15/21 (r)	10,900	11,000
UBS AG, 4.75%, 05/22/23 (i)	3,000	3,035
UBS Group AG, 3.00%, 04/15/21 (p) (q)	11,000	11,021
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	8,700	8,700
Volkswagen Bank GmbH, 0.21%, 11/27/17 (i), EUR	3,900	4,348
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 05/16/16) (m)	2,100	2,078
WEA Finance LLC, 3.25%, 10/05/20 (r)	8,700	8,890
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (m)	20,500	21,215
1.08%, 04/22/19 (i)	1,100	1,087
2.55%, 12/07/20	6,500	6,617
3.30%, 09/09/24	4,300	4,438
		787,751
HEALTH CARE - 0.6%
Actavis Funding SCS
3.00%, 03/12/20	4,000	4,116
3.45%, 03/15/22	3,000	3,115
Baxalta Inc.
4.00%, 06/23/25 (r)	4,500	4,575
5.25%, 06/23/45 (r)	6,800	7,229
Merck & Co. Inc.
2.35%, 02/10/22	4,100	4,184
2.75%, 02/10/25	3,800	3,892
		27,111
INDUSTRIALS - 0.5%
A P Moller - Maersk A/S, 2.55%, 09/22/19 (r)	4,000	3,963
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	500	275

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Hellenic Railways Organization SA, 4.50%, 12/06/16 (q), JPY	1,298,700	10,648
International Lease Finance Corp., 7.13%, 09/01/18 (r)	3,858	4,205
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/22 (k) (r)	4,749	1,045
6.63%, 10/01/23 (r)	1,715	377
		20,513
INFORMATION TECHNOLOGY - 0.1%
Apple Inc., 2.85%, 05/06/21	2,200	2,309

MATERIALS - 0.1%
Braskem Finance Ltd., 5.75%, 04/15/21 (e) (r)	4,100	3,916
Gerdau Holdings Inc., 5.75%, 01/30/21 (e) (r)	900	803
		4,719
TELECOMMUNICATION SERVICES - 1.1%
Altice Finco SA, 7.63%, 02/15/25 (e) (r)	500	479
AT&T Inc.
3.40%, 05/15/25	5,200	5,213
4.50%, 05/15/35	4,800	4,741
4.75%, 05/15/46	2,200	2,147
Sprint Nextel Corp., 9.13%, 03/01/17 (e)	4,000	4,070
Verizon Communications Inc.
2.38%, 09/14/18 (i)	2,300	2,352
3.65%, 09/14/18	7,300	7,686
3.00%, 11/01/21	4,100	4,262
3.50%, 11/01/24	15,900	16,689
		47,639
UTILITIES - 0.6%
Dynegy Inc.
6.75%, 11/01/19	12,600	12,537
7.38%, 11/01/22	6,000	5,550
7.63%, 11/01/24	2,100	1,906
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,511
7.75%, 01/20/20 (r)	5,000	5,712
		28,216
Total Corporate Bonds and Notes (cost $1,094,707)		1,092,065

VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (i)
CONSUMER DISCRETIONARY - 0.0%
FCA US LLC Term Loan B, 3.50%, 05/24/17	$1,154	1,153
Total Variable Rate Senior Loan Interests (cost $1,154)		1,153

GOVERNMENT AND AGENCY OBLIGATIONS - 82.1%
GOVERNMENT SECURITIES - 46.1%
Federal Home Loan Mortgage Corp. - 0.4% (w)
Federal Home Loan Mortgage Corp., 1.25%, 10/02/19 (o)	18,500	18,584

Municipals - 4.1%
Bay Area Toll Authority, 7.04%, 04/01/50	5,100	7,552
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,251
California State University, 6.43%, 11/01/30	1,400	1,827
California Statewide Communities Development Authority, 7.55%, 05/15/40	5,500	7,491
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,397
Chicago Transit Authority
6.30%, 12/01/21	80	85
6.90%, 12/01/40 - 12/01/40	3,600	4,312
City of Chicago, IL, 7.75%, 01/01/42	7,600	7,577
County of Clark Nevada Airport System, 6.82%, 07/01/45	1,600	2,375
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	14,500	19,702
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,214
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	22,711
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	9,000	13,185
Los Angeles Unified School District, 6.76%, 07/01/34	2,100	2,905
Mississippi Development Bank, 6.31%, 01/01/33	1,500	1,856
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,956
New Jersey State Turnpike Authority, 7.41%, 01/01/40	5,500	8,287
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	5,543
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,228
State of California
7.50%, 04/01/34	7,600	11,110
7.55%, 04/01/39	5,500	8,421
7.60%, 11/01/40	11,100	17,258
State of Iowa, 6.75%, 06/01/34	4,400	4,972
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	150	151
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	1,535	1,373
University of California
6.40%, 05/15/31	5,200	6,582
6.55%, 05/15/48	500	679
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	7,238
		175,238
Sovereign - 2.1%
Autonomous Community of Andalusia, Spain, 5.20%, 07/15/19, EUR	800	1,040
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/16 (r)	1,700	1,695
4.13%, 09/15/17 (r), EUR	1,000	1,145
Cyprus Government International Bond, 3.88%, 05/06/22, EUR	6,900	8,012
Eksportfinans ASA, 5.50%, 06/26/17	2,600	2,704
Mexico Bonos
8.50%, 12/13/18, MXN	400,000	25,321
8.00%, 06/11/20, MXN	279,700	17,883
Province of Ontario, Canada
1.65%, 09/27/19	2,900	2,908
4.40%, 04/14/20	8,400	9,313
4.20%, 06/02/20, CAD	2,300	1,980
4.00%, 06/02/21, CAD	5,400	4,685
3.15%, 06/02/22, CAD	5,900	4,943
Province of Quebec, Canada
4.25%, 12/01/21, CAD	6,800	6,010
3.50%, 12/01/22, CAD	2,300	1,968
		89,607
Treasury Inflation Index Securities - 17.5%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/17 - 04/15/18 (n) (o)	21,700	21,985
0.63%, 07/15/21 - 01/15/26 (n)	93,446	97,987
0.13%, 07/15/22 (n)	29,362	29,880
0.38%, 07/15/23 (n)	11,402	11,748
2.38%, 01/15/25 - 01/15/27 (n)	237,255	285,918
2.00%, 01/15/26 (n)	88,212	103,306
1.75%, 01/15/28 (n)	89,340	103,608

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.63%, 04/15/28 (n)	293	404
2.50%, 01/15/29 (n)	47,781	60,025
3.88%, 04/15/29 (n)	1,441	2,063
0.75%, 02/15/42 - 02/15/45 (n)	28,025	27,139
1.38%, 02/15/44 (n)	2,541	2,847
1.00%, 02/15/46 (n)	3,000	3,130
		750,040
U.S. Treasury Securities - 22.0%
U.S. Treasury Bond
4.25%, 05/15/39	18,800	24,891
4.50%, 08/15/39	13,400	18,358
4.38%, 11/15/39 - 05/15/40	33,200	44,694
4.63%, 02/15/40	8,100	11,285
3.13%, 02/15/42 - 08/15/44	154,900	171,554
3.00%, 05/15/42 - 11/15/45	107,300	116,038
2.75%, 08/15/42 - 11/15/42	76,600	79,044
2.88%, 05/15/43	26,300	27,724
3.38%, 05/15/44 (o)	7,600	8,813
2.50%, 02/15/45 - 02/15/46	126,500	123,369
2.88%, 08/15/45 (o)	86,900	91,435
U.S. Treasury Note
0.63%, 09/30/17 (o)	17,000	16,979
2.00%, 08/31/21 (o)	500	518
1.75%, 09/30/22 (o)	17,700	17,976
2.75%, 02/15/24 (o)	21,000	22,747
2.50%, 05/15/24 (o)	12,500	13,297
2.38%, 08/15/24 (o)	34,300	36,138
2.25%, 11/15/24 (o)	111,800	116,613
		941,473
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 36.0%
Federal Home Loan Mortgage Corp. - 2.7%
Federal Home Loan Mortgage Corp.
6.00%, 08/01/16 - 05/01/40	6,177	7,027
5.50%, 05/01/26 - 08/15/40	5,372	6,014
2.61%, 07/01/27 (i)	1	1
3.50%, 04/15/46 - 05/15/46, TBA (g)	54,000	56,465
4.00%, 04/15/46, TBA (g)	18,000	19,215
4.50%, 04/15/46, TBA (g)	13,000	14,122
6.00%, 04/15/46, TBA (g)	1,000	1,134
REMIC, 7.00%, 05/15/23	71	79
REMIC, 0.89%, 11/15/30 (i)	1	1
REMIC, 4.50%, 03/15/34	6,576	7,141
REMIC, 0.47%, 12/25/36 (i)	566	562
REMIC, 3.50%, 01/15/42	4,386	4,658
REMIC, 1.52%, 02/25/45 (i)	48	51
		116,470
Federal National Mortgage Association - 29.1%
Federal National Mortgage Association
5.50%, 06/01/16 - 09/01/41	62,786	70,785
6.00%, 11/01/16 - 04/01/39	7,012	7,993
4.50%, 12/01/17 - 07/01/42	25,503	27,207
4.00%, 05/01/18 - 10/01/31	39,278	41,782
3.00%, 04/01/21 - 06/01/22	9,033	9,445
3.89%, 07/01/21	2,722	2,980
3.33%, 11/01/21	92	99
3.16%, 05/01/22	12,640	13,454
2.31%, 08/01/22	4,000	4,101
5.00%, 05/01/23 - 06/01/41	4,288	4,757
2.87%, 09/01/27	2,800	2,883
3.50%, 11/01/28 - 06/01/29	10,497	11,155
6.50%, 07/01/29	—	—
4.00%, 04/15/31 - 06/15/46, TBA (g)	417,100	445,406
3.00%, 05/15/31 - 05/15/46, TBA (g)	118,000	121,676
3.50%, 05/15/31 - 06/15/46, TBA (g)	285,000	298,819
2.32%, 01/01/35 (i)	863	899
1.72%, 09/01/40 (i)	3	3
1.52%, 06/01/43 (i)	251	256
4.50%, 04/15/46 - 06/15/46, TBA (g)	140,000	152,195
5.00%, 04/15/46, TBA (g)	23,000	25,449
REMIC, 5.00%, 04/25/33	133	147
REMIC, 2.45%, 05/25/35 (i)	54	57
REMIC, 0.49%, 07/25/37 (i)	364	342
REMIC, 0.93%, 06/25/39 (i)	6,751	6,806
REMIC, 6.50%, 12/25/42	39	44
REMIC, 0.78%, 03/25/44 (i)	179	179
		1,248,919
Government National Mortgage Association - 4.2%
Government National Mortgage Association
1.75%, 05/20/26 - 02/20/32 (i)	97	100
2.00%, 04/20/30 (i)	4	4
5.00%, 02/15/38 - 07/15/41	28,805	32,063
3.00%, 04/15/46, TBA (g)	10,000	10,346
3.50%, 04/15/46 - 05/15/46, TBA (g)	41,000	43,291
4.00%, 04/15/46 - 05/15/46, TBA (g)	36,000	38,478
REMIC, 1.02%, 07/20/65 - 09/20/65 (i)	40,578	39,625
REMIC, 1.05%, 09/20/65 (i)	14,292	13,966
		177,873
Small Business Administration Participation Certificates - 0.0%
Small Business Administration Participation Certificates
6.29%, 01/01/21	3	3
5.13%, 09/01/23	11	12
5.52%, 06/01/24	210	231
		246
Total Government and Agency Obligations (cost $3,434,873)		3,518,450

PURCHASED OPTIONS - 0.1%
5-Year U.S. Treasury Note Future Put Option, Strike Price 111.50, Expiration 05/20/16	1,643	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 111.75, Expiration 05/20/16	729	—
5-Year U.S. Treasury Note Future Put Option, Strike Price 112.50, Expiration 05/20/16	252	—
Call Swaption, 3-Month LIBOR, Exercise Rate 2.10%, Expiration 01/30/18, JPM (q)	477	939
Put Swaption, 3-Month LIBOR, Exercise Rate 1.20%, Expiration 07/18/16, CGM (q)	3,781	39
Put Swaption, 3-Month LIBOR, Exercise Rate 1.25%, Expiration 07/05/16, CGM (q)	8,885	43
Put Swaption, 3-Month LIBOR, Exercise Rate 1.25%, Expiration 07/05/16, MSC (q)	8,878	43
Put Swaption, 3-Month LIBOR, Exercise Rate 2.58%, Expiration 05/12/16, MSC (q)	229	—
Put Swaption, 3-Month LIBOR, Exercise Rate 2.58%, Expiration 05/23/16, MSC (q)	532	1
Put Swaption, 3-Month LIBOR, Exercise Rate 2.90%, Expiration 08/20/18, MSC (q)	219	1,573
Total Purchased Options (cost $5,861)		2,638

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
GMAC Capital Trust I, 6.40%, (callable at 25 beginning 05/27/16) (e) (i)	645	15,797
Total Trust Preferreds (cost $16,152)		15,797

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow (c) (f) (q) (u)	128	—
Total Other Equity Interests (cost $0)		—

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 4.5%
Certificates of Deposit - 0.6%
Banco Bilbao Vizcaya Argentaria, 1.47%, 05/16/16 (i)	$11,500	11,489
Intesa Sanpaolo SpA, 2.00%, 04/11/16 (i)	14,900	14,902
		26,391
Commercial Paper - 2.0%
Cox Enterprises Inc., 0.97%, 04/06/16	14,200	14,198
Duke Energy Corp., 1.01%, 04/11/16	29,000	28,992
Hyundai Capital America, 0.92%, 04/12/16	21,900	21,894
Thermo Fisher Scientific Inc., 1.50%, 06/10/16	21,900	21,844
		86,928
Federal Home Loan Bank - 0.5% (w)
Federal Home Loan Bank
0.09%, 04/01/16	9,300	9,300
0.16%, 04/26/16	12,700	12,698
		21,998
Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	22,635	22,635

Treasury Securities - 0.9%
U.S. Treasury Bill
0.12%, 04/21/16 (o)	$13,695	13,694
0.16%, 04/28/16 (o)	25,700	25,697
		39,391
Total Short Term Investments (cost $197,347)		197,343
Total Investments - 128.8% (cost $5,442,200)		5,520,239
Other Assets and Liabilities, Net - (28.8%)		(1,233,557)
Total Net Assets - 100.0%		$4,286,682

JNL/PPM America Floating Rate Income Fund (t)

CORPORATE BONDS AND NOTES - 4.3%
CONSUMER DISCRETIONARY - 0.8%
ARAMARK Services Inc., 5.13%, 01/15/24 (r)	$204	$215
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	247	262
Beazer Homes USA Inc., 5.75%, 06/15/19	1,000	885
Boyd Gaming Corp., 6.88%, 05/15/23	1,033	1,100
Churchill Downs Inc., 5.38%, 12/15/21	420	433
GLP Capital LP
4.88%, 11/01/20	311	323
5.38%, 11/01/23	243	243
Levi Strauss & Co., 5.00%, 05/01/25	316	319
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	646	657
MGM Resorts International, 6.75%, 10/01/20	804	870
PulteGroup Inc., 4.25%, 03/01/21	1,000	1,015
PVH Corp., 4.50%, 12/15/22	229	235
Regal Entertainment Group, 5.75%, 03/15/22	800	828
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	138
Sally Holdings LLC
5.50%, 11/01/23	494	516
5.63%, 12/01/25	285	304
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	427	428
Springs Industries Inc., 6.25%, 06/01/21	471	473
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	1,000	1,041
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,000
		11,285
CONSUMER STAPLES - 0.4%
B&G Foods Inc., 4.63%, 06/01/21	549	557
Energizer SpinCo Inc., 5.50%, 06/15/25 (r)	870	874
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	1,281	1,089
JBS Investments GmbH, 7.25%, 04/03/24 (r)	2,490	2,285
Spectrum Brands Inc., 5.75%, 07/15/25	952	1,011
		5,816
ENERGY - 0.4%
Antero Resources Corp., 5.13%, 12/01/22	221	200
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	1,000	710
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	1,344	696
EnQuest Plc, 7.00%, 04/15/22 (r)	1,000	445
EP Energy LLC, 6.38%, 06/15/23	1,000	460
Regency Energy Partners LP
5.88%, 03/01/22	876	851
5.00%, 10/01/22	81	76
Seadrill Ltd., 6.13%, 09/15/17 (k) (r)	192	77
Tesoro Corp., 5.13%, 04/01/24	842	827
Transocean Inc., 7.13%, 12/15/21 (l)	500	338
		4,680
FINANCIALS - 0.5%
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	1,333	1,326
4.63%, 10/30/20	477	489
Altice Financing SA, 6.63%, 02/15/23 (r)	750	752
Antero Resources Finance Corp., 5.38%, 11/01/21	1,179	1,082
International Lease Finance Corp., 4.63%, 04/15/21	1,649	1,690
Santander UK Plc, 5.00%, 11/07/23 (r)	768	779
Stena AB, 7.00%, 02/01/24 (r)	1,498	1,242
		7,360
HEALTH CARE - 0.7%
Capsugel SA, 7.00%, 05/15/19 (r) (y)	595	598
Centene Escrow Corp., 6.13%, 02/15/24 (r)	460	484
Endo Finance LLC, 6.00%, 07/15/23 (r)	484	456
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	274	282
HCA Inc., 3.75%, 03/15/19	623	638
Hologic Inc., 5.25%, 07/15/22 (r)	401	418
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	698	695
Mallinckrodt International Finance SA, 4.88%, 04/15/20 (r)	1,500	1,405
Tenet Healthcare Corp.
6.00%, 10/01/20	570	607
6.75%, 06/15/23	540	517
Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (r)	1,000	907
5.63%, 12/01/21 (r)	1,440	1,134
5.88%, 05/15/23 (r)	1,000	784
		8,925
INDUSTRIALS - 0.4%
Aircastle Ltd., 5.00%, 04/01/23	415	417
Aviation Capital Group Corp., 3.88%, 09/27/16 (r)	1,346	1,353
Bombardier Inc.
6.00%, 10/15/22 (r)	773	577
6.13%, 01/15/23 (r)	420	318

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
7.50%, 03/15/25 (r)	403	306
Masco Corp., 3.50%, 04/01/21	2,027	2,042
Meritor Inc., 6.25%, 02/15/24	500	441
		5,454
INFORMATION TECHNOLOGY - 0.4%
CommScope Inc., 4.38%, 06/15/20 (r)	864	888
Entegris Inc., 6.00%, 04/01/22 (r)	1,273	1,292
NXP BV
5.75%, 02/15/21 (r)	212	222
5.75%, 03/15/23 (r)	242	256
Sanmina Corp., 4.38%, 06/01/19 (r)	1,354	1,384
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (r)	464	482
Western Digital Corp., 7.38%, 04/01/23 (p) (q)	582	594
		5,118
MATERIALS - 0.1%
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (p) (q)	331	231
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	710
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	1,000	909
		1,850
TELECOMMUNICATION SERVICES - 0.3%
CenturyLink Inc., 7.50%, 04/01/24	594	595
Frontier Communications Corp., 10.50%, 09/15/22 (r)	863	885
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	1,519	1,431
Sprint Corp., 7.13%, 06/15/24	624	463
T-Mobile USA Inc., 6.50%, 01/15/26	709	736
		4,110
UTILITIES - 0.3%
AES Corp.
3.64%, 06/01/19 (i)	1,000	965
5.50%, 04/15/25	1,750	1,689
RJS Power Holdings LLC, 4.63%, 07/15/19 (r)	276	239
Talen Energy Corp., 6.50%, 06/01/25	1,985	1,648
		4,541
Total Corporate Bonds and Notes (cost $63,585)		59,139

VARIABLE RATE SENIOR LOAN INTERESTS - 86.5% (i)
CONSUMER DISCRETIONARY - 24.3%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	$8,787	8,775
24 Hour Fitness Worldwide Inc. Term Loan B, 4.75%, 05/18/21	2,955	2,824
Acosta Holdco Inc. Term Loan, 4.25%, 09/26/21	5,908	5,757
Advantage Sales and Marketing Inc. 1st Lien Term Loan, 4.25%, 07/11/21	5,411	5,308
Advantage Sales and Marketing Inc. 2nd Lien Term Loan, 7.50%, 07/10/22	900	809
Allied Security Holdings LLC 1st Lien Term Loan, 4.25%, 02/12/21	2,903	2,831
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	5,891	5,401
AMC Entertainment Inc. Term Loan, 4.00%, 12/09/22	2,048	2,052
American Tire Distributors Holdings Inc. Term Loan, 5.25%, 10/01/21	3,694	3,676
Apex Tool Group LLC Term Loan B, 4.50%, 01/31/20	3,728	3,607
ARAMARK Services Inc. Term Loan
3.65%, 07/26/16	15	15
3.65%, 07/26/16	9	9
ARAMARK Services Inc. Term Loan E, 3.25%, 09/21/19	3,147	3,138
ARAMARK Services Inc. Term Loan F, 3.25%, 02/21/21	1,924	1,915
Aristocrat Leisure Ltd. Term Loan B
4.75%, 10/20/21	1,880	1,883
4.75%, 10/20/21	522	523
Ascena Retail Group Inc. Term Loan B
5.25%, 07/29/22	3,262	3,173
5.25%, 07/29/22	409	398
Autoparts Holdings Ltd. 1st Lien Term Loan
7.00%, 07/29/17	1,212	1,107
7.00%, 07/29/17	715	653
Bass Pro Group LLC Term Loan, 4.00%, 06/05/20	5,137	4,855
Bombardier Recreational Products Inc. Term Loan B, 3.75%, 01/31/19	3,771	3,727
Boyd Gaming Corp. Term Loan B, 4.00%, 08/15/20	3,253	3,250
Burlington Coat Factory Warehouse Corp. Term Loan B-3, 4.25%, 07/24/21	1,793	1,792
Caesars Entertainment Operating Co. Term Loan B-7
9.75%, 03/01/17 (c) (d) (f)	3,088	2,803
9.75%, 03/01/17 (c) (d) (f)	643	583
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 10/11/20	4,410	4,062
Caesars Growth Properties Holdings LLC Term Loan, 6.25%, 04/10/21	3,122	2,539
CCO Safari III LLC Term Loan H, 3.25%, 07/23/21	1,915	1,908
CCO Safari III LLC Term Loan I, 3.50%, 01/30/23	1,149	1,149
Centerplate Inc. Term Loan A, 4.75%, 11/13/19	1,470	1,347
Cequel Communications LLC New Term Loan B, 3.81%, 02/14/19	2,388	2,370
Charter Communications Operating LLC Term Loan E, 3.00%, 04/25/20	4,774	4,749
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	461	459
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22	270	276
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	5,974	5,964
CS Intermediate Holdco 2 LLC Term Loan B, 4.00%, 03/27/21	3,455	3,423
CSC Holdings Inc. Term Loan B, 2.94%, 04/25/20	1,965	1,963
CWGS Group LLC Term Loan
5.75%, 02/14/20	2,763	2,701
5.75%, 02/20/20	9	9
5.75%, 02/20/20	435	426
Dealer Tire LLC Term Loan B, 5.50%, 12/22/21	1,733	1,728
Delta 2 Lux SARL 2nd Lien Term Loan, 7.75%, 07/29/22	1,250	1,145
Delta 2 Lux SARL Term Loan B-3, 4.75%, 07/30/21	8,137	7,895
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	1,379	1,384
Dynacast International LLC Term Loan B, 4.50%, 01/28/22	893	885
Eldorado Resorts LLC Term Loan B, 4.25%, 07/15/22	1,443	1,438
Expro FinServices SARL Term Loan, 5.75%, 08/11/21	3,456	2,321
FCA US LLC Term Loan B
3.50%, 05/24/17	2,860	2,858

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.25%, 12/31/18	1,439	1,436
FGI Operating Co. LLC Term Loan
5.50%, 04/19/19	491	377
5.50%, 04/19/19	2,411	1,853
Four Seasons Holdings Inc. 1st Lien Term Loan, 3.50%, 06/27/20	3,265	3,238
Four Seasons Holdings Inc. 2nd Lien Term Loan, 6.25%, 12/23/20	1,968	1,945
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	398	382
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	1,557	1,493
Gray Television Inc. Term Loan C, 4.25%, 06/14/21	445	445
Hilton Worldwide Finance LLC Term Loan B-2
3.50%, 09/23/20	3,536	3,535
3.50%, 09/23/20	2,531	2,531
Houghton Mifflin Harcourt Publishing Co. Term Loan B, 4.00%, 05/10/21	1,791	1,748
Hudson’s Bay Co. Term Loan B, 4.75%, 09/30/20	1,696	1,689
iHeartCommunications Inc. Term Loan D, 7.19%, 01/30/19	9,000	6,232
Information Resources Inc. Term Loan B
4.75%, 09/26/20	1,123	1,123
4.75%, 09/26/20	281	281
4.75%, 09/26/20	694	694
4.75%, 09/26/20	1,483	1,483
J. Crew Group Inc. Term Loan B
4.00%, 03/05/21	833	646
4.00%, 03/05/21	643	499
4.00%, 03/05/21	210	163
4.00%, 03/05/21	706	548
4.00%, 03/05/21	845	656
La Quinta Intermediate Holdings LLC Term Loan B, 3.75%, 04/14/21	3,990	3,913
Landry’s Inc. Term Loan B, 4.00%, 04/24/18	2,400	2,391
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan, 4.50%, 12/24/21	1,750	1,667
Liberty Cablevision of Puerto Rico LLC 2nd Lien Term Loan, 7.75%, 06/23/23	550	509
Live Nation Entertainment Inc. Term Loan B-1, 3.50%, 08/14/20	2,883	2,880
LTF Merger Sub Inc. Term Loan B, 4.25%, 01/03/22	5,473	5,399
Marina District Finance Co. Inc. Term Loan B, 6.50%, 08/15/18	1,956	1,952
Mediacom Illinois LLC Term Loan F, 2.90%, 03/31/18	2,456	2,411
MGM Resorts International Term Loan B
3.50%, 12/20/19	5,140	5,126
3.50%, 12/20/19	36	36
MGOC Inc. Term Loan B, 4.00%, 07/30/20	4,535	4,527
Michaels Stores Inc. Term Loan
3.75%, 01/25/20	583	582
3.75%, 01/25/20	583	582
3.75%, 01/25/20	2,648	2,640
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	2,949	2,847
MPG Holdco I Inc. Term Loan B
3.75%, 10/10/21	1,908	1,880
3.75%, 10/21/21	1,963	1,934
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	5,143	4,702
Numericable Group SA Term Loan B-5, 4.56%, 07/27/22	2,753	2,717
Numericable US LLC Term Loan B-1, 4.50%, 04/25/20	4,249	4,213
Numericable US LLC Term Loan B-2, 4.50%, 04/25/20	3,676	3,645
Party City Holdings Inc. Term Loan B
4.25%, 08/06/22	1,670	1,655
4.25%, 08/06/22	99	98
4.25%, 08/06/22	64	63
4.25%, 08/06/22	1,804	1,788
4.25%, 08/06/22	198	196
4.25%, 08/06/22	173	171
Peninsula Gaming LLC Term Loan, 4.25%, 11/20/17	2,754	2,748
Petco Animal Supplies Inc. Term Loan B-1, 5.75%, 01/22/23	1,800	1,797
Petco Animal Supplies Inc. Term Loan B-2, 5.62%, 01/22/23	900	899
PetSmart Inc. Term Loan B-1, 4.25%, 03/10/22	8,676	8,635
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 08/04/20	779	778
ProQuest LLC Term Loan B, 5.75%, 10/24/21	2,663	2,570
Quebecor Media Inc. Term Loan B-1, 3.25%, 07/29/20	1,900	1,872
Regal Cinemas Corp. Term Loan
3.75%, 04/01/22	1,503	1,505
3.75%, 04/01/22	1,110	1,111
Scientific Games International Inc. Term Loan B-1
6.00%, 06/14/20	1,313	1,270
6.00%, 06/14/20	5,462	5,281
Scientific Games International Inc. Term Loan B-2, 6.00%, 09/17/21	1,485	1,434
SeaWorld Parks & Entertainment Inc. Incremental Term Loan B-3, 4.00%, 05/14/20	1,707	1,698
SeaWorld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/14/20	2,825	2,735
Seminole Hard Rock Entertainment Inc. Term Loan B, 3.50%, 05/15/20	812	802
ServiceMaster Co. Term Loan B, 4.25%, 06/27/21	6,773	6,767
Sinclair Television Group Inc. Term Loan B
3.00%, 04/09/20	393	385
3.00%, 04/19/20	1,335	1,309
3.00%, 04/19/20	2,150	2,107
Sinclair Television Group Inc. Term Loan B-1, 3.50%, 07/30/21	746	743
Sophia LP Term Loan B, 4.75%, 09/20/22	2,723	2,679
Spin Holdco Inc. Term Loan B, 4.25%, 11/15/19	3,979	3,871
SRAM LLC Term Loan B
4.00%, 04/10/20	568	470
4.00%, 04/10/20	85	71
4.00%, 04/10/20	2,748	2,274
Station Casinos LLC Term Loan B, 4.25%, 03/01/20	4,561	4,545
Tempur-Pedic International Inc. Term Loan B, 3.50%, 12/31/19	424	423
TI Group Automotive Systems LLC Term Loan, 4.50%, 06/25/22	3,591	3,573
Travelport Finance (Luxembourg) SARL Term Loan B, 5.75%, 08/15/21	3,451	3,445
Tribune Media Co. Term Loan, 3.75%, 12/27/20	5,970	5,943
Univision Communications Inc. Term Loan C-3, 4.00%, 03/01/20	5,716	5,653
Univision Communications Inc. Term Loan C-4, 4.00%, 03/01/20	5,906	5,842
USI Inc. Term Loan B, 4.25%, 12/27/19	3,844	3,780

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan
4.25%, 05/13/22 (f)	334	325
4.25%, 05/15/22	1,905	1,857
WaveDivision Holdings LLC Term Loan B, 4.00%, 08/08/19	4,110	4,069
Weight Watchers International Inc. Initial Term Loan B-2, 4.00%, 04/02/20	3,840	2,823
WideOpenWest Finance LLC Term Loan B, 4.50%, 04/01/19	6,600	6,521
William Morris Endeavor Entertainment LLC 1st Lien Term Loan
5.25%, 03/19/21	3,607	3,600
5.25%, 03/19/21	333	332
WMG Acquisition Corp. Term Loan, 3.75%, 07/06/20	4,922	4,846
Ziggo Financing Partnership Term Loan B-1
3.50%, 01/15/22	2,448	2,423
3.50%, 01/15/22	510	505
Ziggo Financing Partnership Term Loan B-2A, 3.50%, 01/15/22	1,906	1,886
Ziggo Financing Partnership Term Loan B-3, 3.60%, 01/15/22	3,135	3,103
		338,689
CONSUMER STAPLES - 5.0%
Albertsons LLC Term Loan B-2
5.50%, 03/21/19	3,000	2,998
5.50%, 05/21/19	1,257	1,256
Albertsons LLC Term Loan B-4, 5.50%, 08/10/21	4,466	4,468
Albertsons LLC Term Loan B-5, 5.50%, 12/09/22	1,780	1,781
B&G Foods Inc. Term Loan B, 3.75%, 10/21/22	1,340	1,341
BJ’s Wholesale Club Inc. 1st Lien Term Loan, 4.50%, 11/01/19	5,564	5,408
Charger OpCo BV Term Loan B-1, 4.25%, 07/02/21	900	901
Coty Inc. Term Loan B, 3.75%, 10/21/22	567	565
Del Monte Foods Inc. 1st Lien Term Loan
4.25%, 01/26/21	1,958	1,823
5.75%, 01/26/21	2	2
Del Monte Foods Inc. 2nd Lien Term Loan, 8.25%, 07/26/21	500	348
Dole Food Co. Inc. Term Loan B
4.50%, 10/25/18	361	359
4.50%, 10/25/18	173	172
4.50%, 10/25/18	393	391
4.50%, 10/25/18	197	196
4.50%, 10/25/18	197	196
4.50%, 10/25/18	573	570
4.50%, 10/25/18	573	570
4.50%, 10/25/18	139	138
Galleria Co. Term Loan B, 3.75%, 10/21/22	1,133	1,129
Hearthside Group Holdings LLC Term Loan, 4.50%, 04/23/21	1,871	1,820
Hostess Brands LLC 1st Lien Term Loan, 4.50%, 07/29/22	2,753	2,753
JBS USA LLC Incremental Term Loan, 3.75%, 09/22/20	2,933	2,911
JBS USA LLC Term Loan B, 4.00%, 08/18/22	3,284	3,264
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	6,319	6,308
Portillo’s Holdings LLC 1st Lien Term Loan B, 4.75%, 08/01/21	2,963	2,864
Reynolds Group Holdings Inc. Term Loan
4.50%, 12/26/18	2,825	2,825
4.50%, 12/26/18	1,716	1,716
4.50%, 12/26/18	3,329	3,329
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/21/21	2,000	2,000
Sun Products Corp. Term Loan B, 5.50%, 03/23/20	2,912	2,804
Supervalu Inc. Term Loan B, 4.50%, 03/21/19	5,857	5,720
US Foods Inc. Term Loan, 4.50%, 03/31/19	6,825	6,788
		69,714
ENERGY - 4.6%
Alpha Natural Resources LLC Term Loan B, 3.50%, 05/25/20 (c) (d) (q)	2,933	897
Astoria Energy LLC Term Loan B, 5.00%, 12/18/21	3,344	3,174
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan, 8.75%, 04/02/21	2,800	1,190
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.50%, 05/12/21	700	409
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	5,131	5,127
CITGO Petroleum Corp. Term Loan B, 4.50%, 07/23/21	958	921
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	5,090	1,810
Drillships Ocean Ventures Inc. Term Loan B, 5.50%, 07/18/21	4,442	2,024
ECO Services Operations LLC Term Loan B, 4.75%, 10/09/21 (f)	2,475	2,401
Emerald Performance Materials LLC 2nd Lien Term Loan, 7.75%, 07/23/22	900	819
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 06/10/16	12,500	12,480
Energy Transfer Equity LP Term Loan
3.25%, 11/15/19	5,000	4,441
4.00%, 12/02/19	1,673	1,500
EP Energy LLC Term Loan B-2, 4.50%, 04/24/19 (f)	1,481	970
Fieldwood Energy LLC 1st Lien Term Loan
0.00%,09/28/18 (z)	—	—
3.88%, 09/28/18	2,004	1,352
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	5,100	886
Floatel International Ltd. Term Loan B, 6.00%, 05/22/20	2,948	1,326
Granite Acquisition Inc. Term Loan C
5.00%, 10/15/21	3,319	3,136
5.00%, 10/15/21	148	139
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21 (f)	2,300	1,139
McJunkin Red Man Corp. Term Loan, 4.75%, 11/14/19	1,987	1,898
Oxbow Carbon LLC 2nd Lien Term Loan, 8.00%, 01/19/20	1,000	776
Oxbow Carbon LLC Term Loan B, 4.25%, 07/19/19	2,625	2,461
Pacific Drilling SA Term Loan B, 4.50%, 06/03/18 (q)	3,890	1,210
Peabody Energy Corp. Term Loan B, 4.25%, 09/20/20	4,888	1,778
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/21/19 (c) (d) (q)	4,000	920
Samson Investment Co. 2nd Lien Term Loan, 6.25%, 09/25/18 (c) (d) (q)	4,350	71
Seadrill Partners Finco LLC Term Loan B, 4.00%, 02/12/21	7,725	3,399
Sheridan Production Partners I LLC Term Loan B-2
4.25%, 10/05/19	424	170

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.25%, 10/05/19	259	104
TPF II Power LLC Term Loan B, 5.50%, 09/26/21	1,967	1,918
Western Refining Inc. Term Loan B, 4.25%, 11/25/20 (f)	2,940	2,852
		63,698
FINANCIALS - 6.7%
Acrisure LLC 1st Lien Term Loan
6.50%, 05/13/22	1,613	1,581
6.50%, 05/13/22	178	174
AlixPartners LP Term Loan B, 4.50%, 07/22/22	2,789	2,781
Alliant Holdings I Inc. Term Loan B, 4.50%, 07/27/22	2,746	2,710
Altice Financing SA Term Loan, 5.25%, 01/29/22	995	996
AmWINS Group LLC Term Loan
5.25%, 09/06/19	2,396	2,398
5.25%, 09/06/19	1,091	1,092
Asurion LLC 2nd Lien Term Loan
8.50%, 03/03/21	727	680
8.50%, 03/03/21	193	180
Asurion LLC Term Loan B-1, 5.00%, 05/24/19	3,023	2,977
Asurion LLC Term Loan B-2, 4.25%, 06/20/20	1,850	1,781
Asurion LLC Term Loan B-4, 5.00%, 07/29/22	4,767	4,662
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	9,128	9,077
BATS Global Markets Inc. Term Loan B-2, 5.75%, 02/19/20	788	786
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/25/20	3,250	3,238
Capital Automotive LP Term Loan B, 4.00%, 04/19/19	2,582	2,582
Clipper Acquisitions Corp. Term Loan B, 3.00%, 02/06/20	1,261	1,237
Communications Sales & Leasing Inc. Term Loan B
5.00%, 10/20/22	1,797	1,737
5.00%, 10/20/22	1,712	1,654
5.00%, 10/20/22	173	167
DTZ US Borrower LLC 1st Lien Term Loan
4.25%, 11/04/21	3,367	3,333
4.25%, 11/04/21	1,778	1,761
Duff & Phelps Investment Management Co. Term Loan B, 4.75%, 04/23/20	915	906
EP Energy LLC Term Loan B-3, 3.50%, 05/24/18	333	219
Guggenheim Partners LLC Term Loan, 4.25%, 07/17/20	2,534	2,530
Harbourvest Partners LLC Term Loan, 3.25%, 02/04/21	1,174	1,156
Hub International Ltd. Term Loan B, 4.00%, 09/17/20	5,860	5,699
INEOS US Finance LLC New Term Loan, 3.75%, 05/14/18	4,647	4,589
INEOS US Finance LLC Term Loan, 4.25%, 03/31/22	1,786	1,759
LPL Holdings Inc. Extended Term Loan B
4.25%, 03/09/21	1,935	1,892
4.25%, 03/09/21	1,945	1,901
National Financial Partners Corp. Term Loan B, 4.50%, 07/01/20	4,169	4,066
Realogy Corp. Extended Term Loan, 4.40%, 10/10/16	33	33
Realogy Corp. Term Loan B, 3.75%, 03/05/20	5,903	5,893
Sheridan Investment Partners II LP Term Loan B, 4.25%, 12/16/20	1,646	658
Sheridan Production Partners I LLC Term Loan B-2, 4.25%, 10/05/19	3,199	1,285
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/16/20	229	92
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/16/20	85	34
Stena International SARL Term Loan B
4.00%, 02/24/21	2,500	2,059
4.00%, 02/24/21	2,413	1,987
Sterigenics-Nordion Holdings LLC Term Loan B, 4.25%, 05/15/22	4,190	4,148
Toys R Us Property Co. I LLC Term Loan B, 6.00%, 08/21/19	1,234	1,083
Walter Investment Management Corp. Term Loan, 4.75%, 12/19/20	4,278	3,714
		93,287
HEALTH CARE - 11.1%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.50%, 02/16/23	580	581
Akorn Inc. Term Loan B
6.00%, 11/13/20	386	384
6.00%, 04/16/21	2,000	1,990
Alere Inc. Term Loan B, 4.25%, 06/10/22	2,205	2,190
Alliance Healthcare Services Inc. Term Loan B
4.25%, 06/03/19	572	530
4.25%, 06/03/19	143	132
4.25%, 06/03/19	461	427
4.25%, 06/03/19	500	464
4.25%, 06/03/19	396	367
4.25%, 06/03/19	465	431
4.25%, 06/03/19	350	324
Amneal Pharmaceuticals LLC Term Loan, 4.50%, 11/01/19	2,250	2,231
AmSurg Corp. 1st Lien Term Loan B, 3.50%, 07/08/21	1,024	1,024
ATI Holdings Inc. Term Loan
5.25%, 12/20/19	495	494
5.25%, 02/01/20	965	963
Auris Luxembourg III SARL Term Loan B-4, 4.25%, 01/14/22	2,680	2,676
BPA Laboratories Inc. 1st Lien Term Loan, 3.12%, 07/03/17 (q)	1,028	822
BPA Laboratories Inc. 2nd Lien Term Loan, 3.12%, 07/13/17 (q)	894	679
Capsugel Holdings US Inc. Term Loan B, 3.50%, 08/01/18	2,211	2,202
CareCore National LLC Term Loan B, 5.50%, 02/12/21	1,958	1,821
Catalent Pharma Solutions Inc. Term Loan B, 4.25%, 05/08/21	4,110	4,104
Community Health Systems Inc. Term Loan G, 3.75%, 12/14/19	7,307	7,169
Community Health Systems Inc. Term Loan H, 4.00%, 01/27/21	4,281	4,205
Concentra Inc. 1st Lien Term Loan, 4.00%, 05/09/22	2,687	2,650
Concordia Healthcare Corp. Term Loan, 5.25%, 10/20/21	1,820	1,769
Convatec Inc. Term Loan, 4.25%, 12/22/16	2,621	2,595
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	6,350	6,358
DJO Finance LLC Term Loan, 4.25%, 06/27/20	1,791	1,749
DPx Holdings BV Incremental Term Loan, 4.25%, 03/11/21	5,930	5,706
Emdeon Business Services LLC Term Loan B-2
3.75%, 11/17/18	1,749	1,739
3.75%, 11/17/18	138	138

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.75%, 11/17/18	1,055	1,049
3.75%, 11/17/18	632	628
3.75%, 11/17/18	2,877	2,861
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/24/22	2,520	2,479
Envision Healthcare Corp. Term Loan
4.25%, 05/05/18	1,238	1,237
4.25%, 05/05/18	2,683	2,682
4.25%, 05/05/18	274	274
Envision Healthcare Corp. Term Loan B-2, 4.50%, 10/28/22	1,335	1,334
Greatbatch Ltd. Term Loan B, 5.25%, 10/13/22	3,185	3,180
HCA Inc. Term Loan B-6, 3.69%, 03/18/23	3,826	3,838
Iasis Healthcare LLC Term Loan B-2, 4.50%, 02/20/20	3,844	3,817
IMS Health Inc. Term Loan
3.50%, 03/17/21	382	381
3.50%, 03/17/21	2,714	2,706
3.50%, 03/17/21	708	706
Jaguar Holding Co. II Term Loan B, 4.25%, 08/05/22	5,035	4,986
Kindred Healthcare Inc. New Term Loan B, 4.25%, 04/09/21	3,923	3,805
Kinetic Concepts Inc. Term Loan E-1, 4.50%, 05/04/18	6,589	6,550
Mallinckrodt International Finance SA Term Loan B, 3.25%, 03/14/21	4,441	4,273
MMM Holdings Inc. Term Loan, 9.75%, 10/23/17	687	412
MPH Acquisition Holdings LLC Term Loan, 3.75%, 03/21/21	6,269	6,203
MSO of Puerto Rico Inc. Term Loan, 9.75%, 10/23/17	500	300
National Surgical Hospitals Inc. Term Loan
4.50%, 05/14/22 (f)	387	376
4.50%, 05/14/22 (f)	61	59
NBTY Inc. Term Loan B-2, 3.50%, 10/01/17	193	192
NBTY Inc. Term Loan B-2
3.50%, 10/01/17	1,618	1,610
3.50%, 10/01/17	96	95
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/07/19	4,880	4,527
Onex Carestream Finance LP 2nd Lien Term Loan, 9.50%, 12/05/19	1,879	1,547
Opal Acquisition Inc. 1st Lien Term Loan, 5.00%, 11/20/20	4,936	4,331
Ortho-Clinical Diagnostics Inc. Term Loan B
4.75%, 06/30/21	2,155	1,994
4.75%, 06/30/21	3,262	3,018
Prestige Brands Inc. Term Loan B-3, 3.50%, 09/03/21	2,380	2,381
Radnet Management Inc. Term Loan B, 4.25%, 10/12/18	2,550	2,495
RPI Finance Trust Term Loan B-4
3.50%, 11/09/20	2,992	2,998
3.50%, 11/09/20	2,250	2,255
Select Medical Corp. Term Loan B
6.00%, 06/01/18	892	889
6.00%, 03/03/21	1,500	1,500
Surgical Care Affiliates Inc. Term Loan B, 4.25%, 03/17/22	2,483	2,473
US Renal Care Inc. Term Loan B, 5.25%, 11/17/22	5,340	5,316
Valeant Pharmaceuticals International Inc. Term Loan B
3.75%, 12/11/19	853	804
3.75%, 07/08/20	2,787	2,623
Vizient Inc. 1st Lien Term Loan, 6.25%, 02/09/23	900	905
		155,003
INDUSTRIALS - 9.9%
ABC Supply Co. Inc. Term Loan, 3.50%, 04/15/20	2,333	2,329
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	4,805	4,761
Affinia Group Intermediate Holdings Inc. Term Loan B-2, 4.75%, 04/12/20	333	332
Air Medical Group Holdings Inc. Term Loan B, 4.25%, 04/14/22	3,632	3,538
Allflex Holdings III Inc.1st Lien Term Loan, 4.25%, 06/15/20	2,933	2,889
American Airlines Inc. Term Loan, 3.25%, 06/27/20	4,913	4,884
Ameriforge Group Inc. 1st Lien Term Loan, 5.00%, 12/19/19 (q)	2,429	1,099
Ameriforge Group Inc. 2nd Lien Term Loan, 8.75%, 12/19/20 (q)	500	88
Axalta Coating Systems US Holdings Inc. Term Loan, 3.75%, 02/03/20	6,993	6,943
Brand Energy & Infrastructure Services Inc. Term Loan B, 4.75%, 11/21/20	3,682	3,566
Brickman Group Ltd. LLC 1st Lien Term Loan, 4.00%, 12/15/20	2,745	2,698
Builders FirstSource Inc. Term Loan B, 6.00%, 07/31/22	4,589	4,551
Capsugel Holdings US Inc. Term Loan B, 3.50%, 08/01/18	430	429
Commercial Barge Line Co. 1st Lien Term Loan, 9.75%, 11/06/20	2,759	2,456
DAE Aviation Holdings Inc. 1st Lien Term Loan, 5.25%, 06/25/22	3,591	3,575
Evertec Group LLC Term Loan B, 3.25%, 04/25/20	2,925	2,803
EWT Holdings III Corp. 2nd Lien Term Loan, 8.50%, 01/10/22 (f)	500	462
Filtration Group Corp. 1st Lien Term Loan, 4.25%, 11/14/20	3,907	3,886
Filtration Group Corp. 2nd Lien Term Loan, 8.25%, 11/14/21 (f)	253	248
Flying Fortress Inc. Term Loan, 3.50%, 06/30/17	667	666
FPC Holdings Inc. 1st Lien Term Loan, 5.25%, 11/19/19 (f)	1,892	1,513
Gates Global Inc. Term Loan B, 4.25%, 06/12/21	4,186	3,943
Generac Power Systems Inc. Term Loan B, 3.50%, 05/12/20	3,488	3,457
Harbor Freight Tools USA Inc. 1st Lien Term Loan, 4.75%, 07/26/19	859	860
Hertz Corp. Term Loan B-2, 3.00%, 03/11/18	2,292	2,279
Husky Injection Molding Systems Ltd. 1st Lien Term Loan
4.25%, 06/25/21	3,500	3,407
4.25%, 06/25/21	1,903	1,852
KAR Auction Services Inc. Term Loan B-3, 4.25%, 03/06/23	2,250	2,255
Kenan Advantage Group Inc. Term Loan, 4.00%, 07/22/22	1,887	1,864
Kenan Advantage Group Inc. Term Loan B, 4.00%, 07/31/22	602	595
LS Newco Pty Ltd. Term Loan B, 5.50%, 05/21/22 (f)	928	926
Milacron LLC Term Loan B, 4.50%, 09/28/20	1,783	1,760
Mirror Bidco Corp. Term Loan, 4.25%, 12/28/19	3,838	3,798

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Navistar International Corp. Term Loan B, 6.50%, 08/06/20	1,796	1,634
North American Lifting Holdings Inc. 1st Lien Term Loan, 5.50%, 11/27/20	1,625	1,194
Novelis Inc. Term Loan B, 4.00%, 06/05/22	5,623	5,468
ON Assignment Inc. Term Loan, 3.75%, 06/01/22	1,562	1,562
OSG Bulk Ships Inc. Term Loan, 5.25%, 07/22/19 (f)	538	484
Otter Products LLC Term Loan, 5.75%, 05/30/20 (f)	1,827	1,571
Paragon Offshore Finance Co. Term Loan B, 3.75%, 07/18/21 (c) (d) (q)	1,185	255
Ply Gem Industries Inc. Term Loan, 4.00%, 01/30/21	913	891
Prime Security Services Borrower LLC 1st Lien Term Loan, 5.00%, 06/18/21	2,693	2,666
Rexnord LLC 1st Lien Term Loan B
4.00%, 08/23/20	7,780	7,653
4.00%, 08/23/20	506	498
Road Infrastructure Investment LLC 1st Lien Term Loan, 4.25%, 03/31/21	2,948	2,874
Sedgwick Claims Management Services Inc. 1st Lien Term Loan, 3.75%, 02/11/21	3,895	3,785
Southwire LLC Term Loan, 3.25%, 02/11/21	2,908	2,745
Summit Materials Cos.I LLC Term Loan B, 4.25%, 06/25/22	2,704	2,694
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	6,193	6,105
TransDigm Inc. Term Loan E, 3.50%, 05/13/22	2,085	2,051
TransUnion LLC Term Loan B-2, 3.50%, 04/09/21	4,913	4,861
Unifrax Corp. Term Loan, 4.25%, 11/28/18	1,360	1,241
United Airlines Inc. Term Loan B, 3.25%, 04/01/19	1,890	1,881
US Airways Group Inc. Term Loan B-1, 3.50%, 05/23/19	2,900	2,892
XPO Logistics Inc. Term Loan, 5.50%, 10/27/21	2,650	2,657
		138,374
INFORMATION TECHNOLOGY - 9.6%
Ancestry.com Inc. Term Loan B, 5.00%, 08/17/22	3,671	3,646
Applied Systems Inc. 1st Lien Term Loan, 4.25%, 01/15/21	952	941
Applied Systems Inc. 2nd Lien Term Loan, 7.50%, 01/15/22	1,000	941
Avago Technologies Cayman Ltd. Term Loan B-1, 4.25%, 02/01/23	197	196
Avaya Inc. Term Loan B-7, 6.25%, 04/30/20	7,291	4,851
Blue Coat Holdings Inc. Term Loan, 4.50%, 05/19/22	2,993	2,940
BMC Software Finance Inc. Term Loan, 5.00%, 08/15/20	5,713	4,779
CCC Information Services Inc. Term Loan
4.00%, 12/20/19	906	889
4.00%, 12/20/19	993	974
4.00%, 12/20/19	19	19
CDW LLC Term Loan
3.25%, 04/24/20	4,875	4,857
3.25%, 04/24/20	945	941
CommScope Inc. Term Loan B-5, 3.83%, 05/27/22	2,643	2,638
CompuCom Systems Inc. Term Loan B, 4.25%, 05/07/20	1,316	921
Dell International LLC Term Loan B-2, 4.00%, 04/29/20	10,786	10,774
First Data Corp. Extended Term Loan
3.93%, 03/24/18	7,182	7,162
4.43%, 03/24/21	1,129	1,125
First Data Corp. Term Loan, 3.93%, 09/24/18	1,000	998
Global Payments Inc. Term Loan B, 0.00%, 03/31/23 (z)	2,700	2,711
Go Daddy Operating Co. LLC Term Loan B, 4.25%, 05/05/21	3,938	3,928
HD Supply Inc. Term Loan B, 3.75%, 08/07/21	2,689	2,671
Infor (US) Inc. Term Loan B-3, 3.75%, 05/23/20	476	461
Kronos Inc. Incremental Term Loan
4.50%, 10/25/19	1,790	1,782
4.50%, 10/30/19	370	369
LTS Buyer LLC 1st Lien Term Loan, 4.00%, 04/01/20	5,546	5,477
MA FinanceCo LLC Term Loan B, 5.25%, 10/07/21	2,625	2,616
Magic Newco LLC 1st Lien Term Loan, 5.00%, 12/01/18	2,562	2,560
Microsemi Corp. Term Loan B, 5.25%, 12/17/22	1,649	1,656
Mitel US Holdings Inc. Term Loan, 5.50%, 05/15/22	2,584	2,580
NXP BV Term Loan B, 3.75%, 11/05/20	3,150	3,155
ON Semiconductor Corp. Term Loan B, 0.00%, 03/31/23 (z)	3,600	3,601
Presidio Inc. Term Loan, 5.25%, 02/02/22	2,558	2,507
Riverbed Technology Inc. Term Loan B, 6.00%, 02/25/22	2,233	2,237
Rovi Solutions Corp. Term Loan B, 3.75%, 07/02/21	2,463	2,426
Sabre Inc. Incremental Term Loan, 4.00%, 02/19/19	2,933	2,925
Sabre Inc. Term Loan B, 4.00%, 02/19/19	3,080	3,078
Skillsoft Corp. 1st Lien Term Loan, 5.75%, 04/22/21	3,940	3,142
Skillsoft Corp. 2nd Lien Term Loan, 9.25%, 04/22/22	1,000	450
SS&C Technologies Term Loan B-1, 4.00%, 06/28/22	3,433	3,438
SS&C Technologies Term Loan B-2, 4.00%, 06/28/22	495	496
Sungard Availability Services Capital Inc. Term Loan B, 6.00%, 03/25/19	3,531	3,113
SurveyMonkey Inc. Term Loan B, 6.25%, 02/07/19 (f)	2,862	2,776
TNS Inc. 1st Lien Term Loan, 5.00%, 02/14/20	2,791	2,745
TransFirst Inc. Incremental Term Loan B, 4.75%, 11/12/21	2,419	2,416
Verint Systems Inc. Term Loan, 3.50%, 09/06/19	1,343	1,341
West Corp. Term Loan B-10, 3.25%, 06/30/18	5,343	5,311
Western Digital Corp. Term Loan B, 0.00%, 03/30/23 (z)	4,450	4,393
WP Mustang Holdings Ltd. 1st Lien Term Loan B
5.50%, 05/29/21	53	52
5.50%, 05/29/21	1,425	1,404
Zebra Technologies Corp. Term Loan B, 4.75%, 10/03/21	6,220	6,253
		133,662
MATERIALS - 9.8%
A. Schulman Inc. Term Loan B, 4.00%, 05/11/22 (f)	447	435
Allnex (Luxembourg) & CY SCA Term Loan B-1, 4.50%, 06/28/19	1,825	1,809
Allnex USA Inc. Term Loan B-2, 4.50%, 10/03/19	947	939

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Anchor Glass Container Corp. 1st Lien Term Loan
4.50%, 06/24/22	266	265
4.50%, 06/24/22	274	273
4.50%, 06/24/22	330	329
Arch Coal Inc. Term Loan B, 6.25%, 05/16/18 (c) (d) (q)	6,843	2,415
Ardagh Holdings USA Inc. Incremental Term Loan, 4.00%, 12/17/17	3,642	3,636
Ascend Performance Materials Operations LLC Term Loan B, 6.75%, 04/10/18	1,444	1,318
Axiall Holdco Inc. Term Loan B, 4.00%, 02/26/22	1,337	1,332
Berry Plastics Holding Corp. Term Loan D
3.50%, 02/08/20	7,894	7,854
3.50%, 02/08/20	4	4
BWAY Holding Co. Inc. Term Loan B, 5.50%, 08/07/20	4,433	4,280
Chemours Co. Term Loan B, 3.75%, 05/09/22	2,851	2,715
Chemtura Corp. Term Loan B, 3.50%, 08/29/16 (f)	24	24
Consolidated Container Co. LLC Term Loan
5.00%, 07/03/19	1,343	1,234
5.00%, 07/03/19	592	544
Coveris Holdings SA Term Loan B-1, 4.50%, 04/24/19	609	593
CPG International Inc. Term Loan, 4.75%, 09/30/20	2,933	2,845
Emerald Performance Materials LLC 1st Lien Term Loan, 4.50%, 07/23/21	1,648	1,615
Fairmount Santrol Inc. Term Loan B-2, 4.50%, 09/05/19	4,888	2,550
Flint Group GmbH Term Loan C, 4.50%, 05/03/21	490	478
Flint Group US LLC 1st Lien Term Loan B-2, 4.50%, 05/03/21	2,966	2,894
FMG Resources (August 2006) Pty Ltd. Term Loan B, 4.25%, 06/30/19	12,636	10,642
GCP Applied Technologies Inc. Term Loan B, 5.25%, 02/01/22	1,368	1,368
Gemini HDPE LLC Term Loan B, 4.75%, 08/04/21	2,657	2,621
Headwaters Inc. Term Loan B, 4.50%, 03/11/22	746	748
Hilex Poly Co. LLC Term Loan B, 6.00%, 12/05/21	1,732	1,726
Houghton International Inc. 2nd Lien Term Loan, 9.75%, 12/20/20	1,000	945
Houghton International Inc. Term Loan B, 4.25%, 12/13/19	2,215	2,112
Huntsman International LLC Incremental Term Loan
3.75%, 01/31/21	83	83
3.75%, 01/31/21	3,887	3,856
Huntsman International LLC Term Loan B, 0.00%, 04/03/23 (z)	727	724
Infor (US) Inc. Term Loan B-5, 3.75%, 06/03/20	6,135	5,940
Klockner-Pentaplast of America Inc. Term Loan, 5.00%, 04/22/20	1,882	1,881
KP Germany Erste GmbH 1st Lien Term Loan, 5.00%, 04/22/20	804	804
Kraton Polymers LLC Term Loan B, 6.00%, 01/06/22	2,250	2,119
Kronos Worldwide Inc. Term Loan, 4.00%, 02/18/20	983	877
MacDermid Inc. Term Loan B-2, 5.50%, 06/07/20	565	545
MacDermid Inc. Term Loan B-3, 5.50%, 06/07/20	1,995	1,925
Nexeo Solutions LLC Term Loan B-3
5.00%, 09/09/17	921	917
5.00%, 09/09/17	601	598
5.00%, 09/09/17	2,228	2,219
Omnova Solutions Inc. Term Loan B-1, 4.25%, 05/01/18	1,895	1,871
Onex TSG Holdings II Corp. 1st Lien Term Loan, 5.00%, 07/31/22	1,815	1,788
Owens-Illinois Inc. Term Loan B, 3.50%, 08/12/22	1,817	1,817
PolyOne Corp. Term Loan B, 3.75%, 11/06/22	500	500
PQ Corp. Term Loan
4.00%, 08/07/17	80	79
4.00%, 08/07/17	5,091	5,051
Quikrete Holdings Inc. 1st Lien Term Loan, 4.00%, 09/30/20	2,872	2,865
Quikrete Holdings Inc. 2nd Lien Term Loan, 7.00%, 03/30/21 (f)	442	442
SIG Combibloc US Acquisition Inc. Term Loan
4.25%, 02/03/22	4,580	4,560
4.25%, 02/03/22	628	626
Signode Industrial Group Holdings US Inc. Term Loan B
3.75%, 05/08/21	2,870	2,784
3.75%, 05/08/21	1,770	1,717
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	3,308	3,175
Solenis International LP 2nd Lien Term Loan
7.75%, 07/02/22	902	754
7.75%, 07/02/22	448	374
Stardust Finance Holdings Inc. Junior Lien Term Loan, 10.50%, 03/04/23 (f)	540	524
Stardust Finance Holdings Inc. Senior Lien Term Loan, 6.50%, 03/05/22 (f)	3,001	2,971
Tank Holding Corp. Term Loan
5.25%, 03/12/22	1,257	1,201
5.25%, 03/12/22	732	699
TricorBraun Inc. Term Loan B, 4.00%, 04/30/18	1,837	1,797
Trinseo Materials Operating SCA Term Loan B, 4.25%, 11/01/21	2,687	2,669
Tronox Pigments (Netherlands) BV Term Loan, 4.50%, 03/22/20	2,691	2,484
Univar Inc. Term Loan
0.00%, 06/30/17 (z)	—	—
4.25%, 06/25/22	5,821	5,730
4.25%, 06/25/22	1,350	1,329
Wilsonart LLC Incremental Term Loan B-2, 4.00%, 10/31/19	980	965
Wilsonart LLC Term Loan B
4.00%, 10/31/19	1,895	1,865
4.00%, 10/31/19	1,990	1,959
		135,627
TELECOMMUNICATION SERVICES - 4.9%
Consolidated Communications Inc. Term Loan B, 4.25%, 12/20/20	3,430	3,420
Genesys Telecom Holdings US Inc. Delayed Draw Term Loan
4.50%, 11/04/20 (f)	538	525
4.50%, 11/04/20 (f)	442	431
Genesys Telecom Holdings US Inc. Term Loan B, 4.00%, 01/25/19	778	763
Global Tel*Link Corp. 1st Lien Term Loan, 5.00%, 05/20/20	2,466	2,222
Global Tel*Link Corp. 2nd Lien Term Loan, 9.00%, 11/20/20	1,000	747

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Hargray Communications Group Inc. Term Loan B, 5.25%, 06/24/19	3,145	3,125
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	9,628	8,962
Level 3 Financing Inc. Term Loan, 4.00%, 08/01/19	500	500
Level 3 Financing Inc. Term Loan B, 4.00%, 01/14/20	7,200	7,216
Level 3 Financing Inc. Term Loan B-2, 3.50%, 05/31/22	2,700	2,693
LTS Buyer LLC 1st Lien Term Loan, 4.00%, 04/13/20	1,256	1,240
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	7,500	7,499
NTELOS Inc. Term Loan B, 5.75%, 11/09/19	1,657	1,645
SBA Senior Finance II LLC Term Loan B-1, 3.25%, 03/24/21	5,095	5,065
Securus Technologies Holdings Inc. Term Loan, 4.75%, 04/26/20	2,933	2,713
T-Mobile USA Inc. Term Loan B, 3.50%, 11/03/22	625	627
Telesat Canada Term Loan B-2, 3.50%, 03/26/19	5,780	5,744
Virgin Media Investment Holdings Ltd. Term Loan F, 3.50%, 06/07/20	5,615	5,564
Zayo Group LLC Term Loan B, 3.75%, 07/14/19	6,857	6,817
		67,518
UTILITIES - 0.6%
Calpine Construction Finance Co. LP Term Loan B-1, 3.00%, 05/03/20	975	953
Calpine Construction Finance Co. LP Term Loan B-2, 3.25%, 01/03/22	975	954
Calpine Corp. Term Loan B-3, 4.00%, 10/05/19	484	481
Calpine Corp. Term Loan B-5, 3.50%, 05/23/22	3,582	3,531
Calpine Corp. Term Loan B-6, 4.00%, 01/15/23	800	795
NRG Energy Inc. Term Loan B, 2.75%, 07/01/18	1,990	1,968
		8,682
Total Variable Rate Senior Loan Interests (cost $1,287,601)		1,204,254

PREFERRED STOCKS - 0.0%
Vantage Drilling Co. (c)	3	370
Total Preferred Stocks (cost $303)		370

SHORT TERM INVESTMENTS - 9.0%
Investment Company - 9.0%
State Street Institutional Liquid Reserves Fund, 0.44% (h)	125,137	125,137
Total Short Term Investments (cost $125,137)		125,137
Total Investments - 99.8% (cost $1,476,626)		1,388,900
Other Assets and Liabilities, Net - 0.2%		2,960
Total Net Assets - 100.0%		$1,391,860

JNL/PPM America High Yield Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED
SECURITIES - 1.5%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (r)	$8,900	$8,989
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.84%, 06/11/16 (i)	1,000	995
Citigroup Commercial Mortgage Trust REMIC
4.90%, 02/10/24 (i) (p) (q)	4,000	3,194
3.23%, 09/15/48 (p) (q)	5,000	3,475
COMM Mortgage Trust REMIC
4.31%, 06/10/25 (i)	5,000	3,693
3.47%, 10/10/25 (i) (p) (q)	5,000	3,483
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	1,584	1,655
5.50%, 10/29/20	1,780	1,798
Hawaiian Airlines Pass-Through Certificates, 4.95%, 01/15/22	4,650	4,417
United Air Lines Inc. Pass-Through Trust, 4.75%, 04/11/22	3,749	3,712
Total Non-U.S. Government Agency Asset-Backed Securities (cost $34,669)		35,411

CORPORATE BONDS AND NOTES - 75.5%
CONSUMER DISCRETIONARY - 17.1%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	7,389	6,004
Altice SA, 7.75%, 05/15/22 (r)	5,000	4,920
AMC Entertainment Inc., 5.75%, 06/15/25	5,000	5,112
AMC Networks Inc., 4.75%, 12/15/22 (e)	3,000	3,008
American Greetings Corp., 7.38%, 12/01/21	3,934	4,023
ARAMARK Services Inc., 5.13%, 01/15/24 (e) (r)	849	895
Argos Merger Sub Inc., 7.13%, 03/15/23 (e) (r)	6,484	6,873
BC Mountain LLC, 7.00%, 02/01/21 (e) (r)	6,279	5,086
Beazer Homes USA Inc.
5.75%, 06/15/19 (e)	3,977	3,520
7.50%, 09/15/21	14,382	11,757
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20 (c) (d)	5,000	4,250
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21 (e)	3,000	2,558
CCO Holdings LLC
5.13%, 02/15/23 (e)	6,000	6,120
5.38%, 05/01/25 (e) (r)	12,000	12,210
5.88%, 05/01/27 (e) (r)	6,000	6,120
CCOH Safari LLC, 5.75%, 02/15/26 (r)	2,326	2,407
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (r) (y)	4,747	2,338
Churchill Downs Inc.
5.38%, 12/15/21 (r)	6,004	6,184
5.38%, 12/15/21	3,000	3,090
Clear Channel Communications Inc., 14.00%, 02/01/21 (y)	10,906	2,454
DISH DBS Corp.
5.13%, 05/01/20 (e)	4,497	4,463
5.00%, 03/15/23	5,000	4,450
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	4,775
Gannett Co. Inc.
4.88%, 09/15/21 (r)	990	1,020
5.50%, 09/15/24 (r)	2,182	2,247
General Motors Co.
4.88%, 10/02/23	5,000	5,242
4.00%, 04/01/25	6,000	5,854
Gibson Brands Inc., 8.88%, 08/01/18 (e) (r)	9,418	5,462
GLP Capital LP
4.88%, 11/01/20 (e)	8,108	8,432
5.38%, 11/01/23 (e)	2,424	2,424
Goodyear Tire & Rubber Co., 5.13%, 11/15/23	3,115	3,185
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	5,000	5,181

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
iHeartCommunications Inc.
9.00%, 03/01/21	6,000	4,177
10.63%, 03/15/23	5,000	3,462
Jarden Corp.
6.13%, 11/15/22	857	884
5.00%, 11/15/23 (r)	4,348	4,555
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (e) (r) (y)	6,316	5,053
KB Home, 7.63%, 05/15/23	7,000	6,947
L Brands Inc., 5.63%, 10/15/23	7,000	7,682
Landry’s Holdings II Inc., 10.25%, 01/01/18 (r)	6,899	6,865
Landry’s Inc., 9.38%, 05/01/20 (r)	3,619	3,800
Levi Strauss & Co., 5.00%, 05/01/25 (e)	1,893	1,912
Limited Brands Inc., 6.63%, 04/01/21	3,000	3,375
LIN Television Corp.
6.38%, 01/15/21	1,800	1,877
5.88%, 11/15/22	3,000	3,038
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	2,425	2,467
M/I Homes Inc., 6.75%, 01/15/21	8,000	7,860
MDC Partners Inc., 6.50%, 05/01/24 (p) (q)	8,523	8,704
Men’s Wearhouse Inc., 7.00%, 07/01/22 (e)	5,000	4,237
MGM Resorts International, 6.75%, 10/01/20	3,000	3,246
Michaels Stores Inc., 5.88%, 12/15/20 (e) (r)	3,000	3,143
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	7,855
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (e) (r)	5,000	4,300
8.75%, 10/15/21 (e) (r) (y)	7,000	5,394
New Cotai LLC, 10.63%, 05/01/19 (e) (r) (y)	13,248	9,406
Newell Rubbermaid Inc., 5.50%, 04/01/46 (l)	5,059	5,477
PVH Corp., 4.50%, 12/15/22 (e)	6,807	6,977
Radio Systems Corp., 8.38%, 11/01/19 (r)	900	936
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22 (e)	1,438	1,517
Sally Holdings LLC
5.50%, 11/01/23	6,085	6,359
5.63%, 12/01/25	5,000	5,325
Schaeffler Finance BV, 4.25%, 05/15/21 (e) (r)	8,077	8,218
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	4,865	5,011
Scientific Games International Inc.
6.63%, 05/15/21 (e)	6,000	3,645
10.00%, 12/01/22	7,000	5,670
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (e) (r)	2,135	2,140
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	2,500	2,713
Sirius XM Radio Inc.
4.63%, 05/15/23 (r)	1,631	1,613
6.00%, 07/15/24 (r)	8,753	9,188
Springs Industries Inc., 6.25%, 06/01/21	2,353	2,365
Starz LLC, 5.00%, 09/15/19	5,000	5,100
Studio City Finance Ltd., 8.50%, 12/01/20 (e) (r)	5,000	5,012
Tempur Sealy International Inc., 5.63%, 10/15/23 (e) (r)	1,496	1,539
Tenneco Inc., 6.88%, 12/15/20	8,065	8,347
Tops Holding LLC, 8.00%, 06/15/22 (e) (r)	5,216	4,825
Toys R Us Inc., 10.38%, 08/15/17 (e)	6,286	5,689
Unitymedia Hessen GmbH & Co. KG, 5.00%, 01/15/25 (r)	10,135	10,110
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	5,000	5,203
Univision Communications Inc.
5.13%, 05/15/23 (r)	6,000	5,970
5.13%, 02/15/25 (r)	5,263	5,197
Wave Holdco LLC, 8.25%, 07/15/19 (r) (y)	6,193	6,038
WideOpenWest Finance LLC
10.25%, 07/15/19	7,000	7,000
13.38%, 10/15/19	9,475	9,285
WMG Holdings Corp., 13.75%, 10/01/19	2,000	2,115
Wyndham Worldwide Corp., 5.10%, 10/01/25 (e)	2,781	2,960
		413,447
CONSUMER STAPLES - 2.8%
BI-LO LLC, 8.63%, 09/15/18 (e) (r) (y)	5,333	4,060
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (r) (y)	6,851	6,962
Constellation Brands Inc.
3.88%, 11/15/19 (e)	2,041	2,140
4.75%, 11/15/24 (e)	545	568
4.75%, 12/01/25	1,876	1,942
Energizer SpinCo Inc., 5.50%, 06/15/25 (r)	4,347	4,368
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	8,517	7,239
JBS Investments GmbH, 7.25%, 04/03/24 (e) (r)	10,760	9,872
Post Holdings Inc.
6.00%, 12/15/22 (r)	3,564	3,671
8.00%, 07/15/25 (e) (r)	3,292	3,679
Reynolds Group Issuer Inc., 9.88%, 08/15/19	2,424	2,507
Rite Aid Corp.
9.25%, 03/15/20	3,154	3,316
6.13%, 04/01/23 (r)	4,310	4,569
Spectrum Brands Inc., 5.75%, 07/15/25	4,762	5,060
Sun Merger Sub Inc.
5.25%, 08/01/18 (e) (r)	611	620
5.88%, 08/01/21 (r)	963	997
U.S. Foods Inc., 8.50%, 06/30/19	5,968	6,132
		67,702
ENERGY - 9.6%
Alta Mesa Holdings LP, 9.63%, 10/15/18	6,957	1,931
American Energy - Woodford LLC
12.00%, 12/30/20 (r)	53	10
9.00%, 09/15/22 (p) (q)	5,000	250
Antero Resources Corp., 5.13%, 12/01/22	4,075	3,688
Atlas Energy Holdings Operating Co. LLC
7.75%, 01/15/21	3,000	435
9.25%, 08/15/21	8,161	1,265
BreitBurn Energy Partners LP
8.63%, 10/15/20	1,000	100
7.88%, 04/15/22	6,713	671
California Resources Corp., 8.00%, 12/15/22 (r)	15,000	5,775
Calumet Specialty Products Partners LP
6.50%, 04/15/21	8,250	5,857
7.63%, 01/15/22	4,000	2,760
7.75%, 04/15/23 (e)	3,000	2,070
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (e)	5,500	5,129
6.25%, 04/15/23	4,225	3,723
Cenovus Energy Inc., 4.45%, 09/15/42	6,857	5,314
Chaparral Energy Inc.
9.88%, 10/01/20	4,136	776
8.25%, 09/01/21	3,000	570
7.63%, 11/15/22	21,350	4,030
Chesapeake Energy Corp., 8.00%, 12/15/22 (e) (r)	4,997	2,449
CITGO Holding Inc., 10.75%, 02/15/20 (r)	14,690	14,249
Continental Resources Inc.
4.50%, 04/15/23	12,000	10,035
3.80%, 06/01/24 (e)	4,000	3,208
4.90%, 06/01/44	2,300	1,713

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	8,401	4,348
Energy Transfer Partners LP
4.05%, 03/15/25 (e)	2,396	2,110
4.90%, 03/15/35	10,000	7,919
5.15%, 03/15/45	4,322	3,361
EnLink Midstream Partners LP, 4.40%, 04/01/24	8,000	6,427
EnQuest Plc, 7.00%, 04/15/22 (r)	20,841	9,274
Ensco Plc
4.70%, 03/15/21	4,117	2,865
5.20%, 03/15/25	11,883	6,669
EP Energy LLC
9.38%, 05/01/20 (e)	8,633	4,354
6.38%, 06/15/23	8,573	3,944
Exterran Partners LP
6.00%, 04/01/21	2,927	2,078
6.00%, 10/01/22	3,500	2,520
Halcon Resources Corp., 12.00%, 02/15/22 (p) (q)	6,633	4,411
Ithaca Energy Inc., 8.13%, 07/01/19 (p) (q)	16,602	10,376
Kosmos Energy Ltd., 7.88%, 08/01/21 (r)	4,000	3,360
Legacy Reserves LP, 8.00%, 12/01/20	9,917	1,934
MPLX LP, 4.88%, 06/01/25 (r)	898	819
Nabors Industries Inc., 4.63%, 09/15/21	7,650	6,494
Northern Oil and Gas Inc., 8.00%, 06/01/20	6,733	4,040
Oneok Inc., 7.50%, 09/01/23 (e)	11,000	10,725
PBF Logistics LP, 6.88%, 05/15/23 (e)	5,172	4,862
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	806
Plains Exploration & Production Co., 6.50%, 11/15/20	3,000	2,400
QEP Resources Inc., 5.25%, 05/01/23	8,000	6,960
Quicksilver Resources Inc., 11.00%, 07/01/21 (c) (d)	14,000	280
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	2,730	2,607
Sanchez Energy Corp., 7.75%, 06/15/21 (e)	2,943	1,692
Seadrill Ltd., 6.13%, 09/15/17 (k) (r)	4,000	1,610
SM Energy Co.
6.50%, 01/01/23	2,214	1,572
5.00%, 01/15/24	2,929	2,014
Southwestern Energy Co.
4.10%, 03/15/22 (e)	2,857	1,900
4.95%, 01/23/25 (e) (l)	4,000	2,740
Stone Energy Corp., 7.50%, 11/15/22	11,418	3,083
SunCoke Energy Partners LP, 7.38%, 02/01/20 (r)	4,078	2,834
Tesoro Corp., 5.13%, 04/01/24	2,947	2,895
Tesoro Logistics LP
5.50%, 10/15/19 (e) (r)	1,231	1,222
6.25%, 10/15/22 (e) (r)	9,000	8,955
Transocean Inc.
7.13%, 12/15/21 (e) (l)	3,000	2,025
4.30%, 10/15/22 (l)	6,625	3,660
7.50%, 04/15/31	7,000	3,640
Vantage Drilling Co., 0.00%, 04/01/23 (e) (j) (f) (u)	8,119	—
		231,793
FINANCIALS - 13.5%
AerCap Ireland Capital Ltd., 3.75%, 05/15/19	5,000	4,975
Ally Financial Inc.
3.60%, 05/21/18	2,000	1,990
3.75%, 11/18/19	6,000	5,940
4.13%, 03/30/20 (e)	4,000	3,970
4.63%, 05/19/22 (e)	5,000	5,025
4.63%, 03/30/25 (e)	5,000	4,931
5.75%, 11/20/25	12,500	12,219
Alphabet Holding Co. Inc., 7.75%, 11/01/17 (e) (y)	5,111	5,149
Altice Financing SA
7.88%, 12/15/19 (e) (r)	4,101	4,279
6.63%, 02/15/23 (r)	12,000	12,030
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	5,000	5,258
4.70%, 02/01/36 (e)	9,451	10,216
4.90%, 02/01/46	5,628	6,288
Antero Resources Finance Corp., 5.38%, 11/01/21	12,425	11,400
Bank of America Corp.
6.30% (callable at 100 beginning 03/15/26) (m)	7,936	8,193
4.45%, 03/03/26	6,980	7,207
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (m) (v)	15,000	14,970
BNP Paribas SA, 7.37%, (callable at 100 beginning 08/19/25) (e) (m) (r)	2,894	2,800
CIT Group Inc., 3.88%, 02/19/19 (e)	7,000	6,982
Citigroup Inc., 6.13%, (callable at 100 beginning 11/15/20) (e) (m)	6,000	6,015
CNH Industrial Capital LLC, 4.88%, 04/01/21 (e)	6,000	5,978
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (r)	6,726	6,827
Credit Agricole SA, 8.12%, (callable at 100 beginning 12/23/25) (e) (m) (r)	6,716	6,700
Denver Parent Corp., 12.25%, 08/15/18 (c) (d) (y)	8,361	5
ESH Hospitality Inc., 5.25%, 05/01/25 (r)	8,419	8,219
Ford Motor Credit Co. LLC
4.13%, 08/04/25	5,000	5,197
4.39%, 01/08/26 (e)	7,500	7,948
General Motors Financial Co. Inc., 4.00%, 01/15/25	4,000	3,886
Glencore Funding LLC
4.13%, 05/30/23 (r)	2,000	1,635
4.63%, 04/29/24 (e) (r)	6,810	5,656
Goldman Sachs Group Inc., 5.38%, (callable at 100 beginning 05/10/20) (m)	16,559	16,021
HSBC Holdings Plc, 6.37%, (callable at 100 beginning 03/30/25) (e) (m) (v)	6,000	5,670
International Lease Finance Corp.
8.25%, 12/15/20	2,000	2,334
4.63%, 04/15/21	9,897	10,144
8.63%, 01/15/22 (e)	3,000	3,608
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (m)	15,000	15,037
7.90% (callable at 100 beginning 04/30/18) (m)	1,464	1,464
Navient Corp.
4.88%, 06/17/19 (e)	6,000	5,790
5.88%, 03/25/21	5,000	4,525
Nielsen Finance LLC, 5.00%, 04/15/22 (e) (r)	5,625	5,766
Opal Acquisition Inc., 8.88%, 12/15/21 (r)	6,000	4,185
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (e) (m) (v)	16,297	15,156
8.00% (callable at 100 beginning 08/10/25) (m) (v)	5,422	5,170
5.13%, 05/28/24	6,000	5,770
Stena AB, 7.00%, 02/01/24 (e) (r)	7,000	5,801
Stena International SA, 5.75%, 03/01/24 (r)	7,500	6,150
Washington Mutual Bank, 0.00%, 06/15/11 (c) (d) (f)	1,500	3
WaveDivision Escrow LLC, 8.13%, 09/01/20 (r)	2,182	2,155

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Wells Fargo & Co., 5.87%, (callable at 100 beginning 06/15/25) (m)	5,046	5,388
ZF North America Capital Inc.
4.00%, 04/29/20 (e) (r)	3,334	3,376
4.75%, 04/29/25 (r)	8,030	7,990
Ziggo Bond Finance BV, 5.88%, 01/15/25 (e) (r)	2,810	2,754
		326,145
HEALTH CARE - 8.1%
AbbVie Inc., 4.70%, 05/14/45 (e)	7,074	7,524
Acadia HealthCare Co. Inc., 6.50%, 03/01/24 (e) (r)	174	181
Capsugel SA, 7.00%, 05/15/19 (r) (y)	5,210	5,236
Centene Corp., 4.75%, 05/15/22 (e)	2,021	2,041
Centene Escrow Corp., 6.13%, 02/15/24 (r)	3,876	4,079
Community Health Systems Inc.
8.00%, 11/15/19 (e)	7,294	7,103
6.88%, 02/01/22 (e)	3,000	2,708
Concordia Healthcare Corp., 7.00%, 04/15/23 (r)	2,431	2,085
Crimson Merger Sub Inc., 6.63%, 05/15/22 (r)	5,000	3,775
DJO Finco LLC, 8.13%, 06/15/21 (r)	2,874	2,543
Endo Finance Co., 5.75%, 01/15/22 (e) (r)	4,947	4,675
Endo Finance LLC, 6.00%, 07/15/23 (e) (r)	2,901	2,731
Fresenius Medical Care US Finance II Inc.
4.13%, 10/15/20 (r)	1,683	1,712
4.75%, 10/15/24 (e) (r)	1,143	1,162
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	5,000	5,138
HCA Inc.
3.75%, 03/15/19	3,115	3,191
6.50%, 02/15/20	4,000	4,390
7.50%, 02/15/22	3,000	3,395
4.75%, 05/01/23	9,739	9,909
5.88%, 05/01/23	6,000	6,300
5.38%, 02/01/25	10,000	10,109
5.88%, 02/15/26	5,000	5,150
5.25%, 06/15/26	2,273	2,330
HealthSouth Corp., 5.75%, 11/01/24	5,143	5,210
Hologic Inc., 5.25%, 07/15/22 (r)	2,674	2,788
IASIS Healthcare LLC, 8.38%, 05/15/19	6,800	6,707
Immucor Inc., 11.13%, 08/15/19	2,400	2,208
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (e) (r)	5,511	5,483
JLL/Delta Dutch Pledgeco BV, 8.75%, 05/01/20 (r) (y)	4,000	3,900
Kindred Healthcare Inc., 8.00%, 01/15/20	6,500	6,451
LifePoint Hospitals Inc., 5.50%, 12/01/21	1,500	1,568
Mallinckrodt International Finance SA
4.88%, 04/15/20 (e) (r)	5,442	5,099
5.50%, 04/15/25 (r)	4,211	3,716
MEDNAX Inc., 5.25%, 12/01/23 (r)	1,311	1,363
Perrigo Finance Unltd. Co., 4.38%, 03/15/26	30	31
Surgical Care Affiliates Inc., 6.00%, 04/01/23 (r)	3,500	3,526
Tenet Healthcare Corp.
5.00%, 03/01/19	4,800	4,746
6.00%, 10/01/20	2,281	2,429
8.13%, 04/01/22 (e)	7,855	8,059
6.75%, 06/15/23 (e)	11,052	10,582
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (e) (r)	8,586	7,153
5.63%, 12/01/21 (e) (r)	8,143	6,413
5.88%, 05/15/23 (r)	8,000	6,270
6.13%, 04/15/25 (e) (r)	8,238	6,343
		197,512
INDUSTRIALS - 5.2%
ADS Waste Holdings Inc., 8.25%, 10/01/20	5,263	5,368
Aircastle Ltd.
5.13%, 03/15/21 (e)	6,000	6,248
5.00%, 04/01/23 (e)	1,298	1,304
BC Luxco 1 SA, 7.38%, 01/29/20 (r)	3,818	3,522
Bombardier Inc.
6.00%, 10/15/22 (r)	9,089	6,779
6.13%, 01/15/23 (r)	1,872	1,418
7.50%, 03/15/25 (e) (r)	13,575	10,317
Builders FirstSource Inc., 10.75%, 08/15/23 (r)	4,000	4,030
CNH Industrial Capital LLC, 3.88%, 07/16/18	5,679	5,651
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (r)	5,937	5,937
9.75%, 05/01/20 (r)	6,082	4,379
Masco Corp., 3.50%, 04/01/21	6,758	6,809
Meritor Inc.
6.75%, 06/15/21	3,000	2,783
6.25%, 02/15/24 (e)	5,000	4,406
Mustang Merger Corp., 8.50%, 08/15/21 (r)	5,760	5,947
Navistar International Corp., 8.25%, 11/01/21 (e)	8,250	6,105
NCI Building Systems Inc., 8.25%, 01/15/23 (r)	4,263	4,487
Quad/Graphics Inc., 7.00%, 05/01/22	8,900	7,387
Sensata Technologies Finance Co. Plc, 6.25%, 02/15/26 (e) (r)	5,250	5,591
Union Pacific Corp., 4.05%, 03/01/46	4,231	4,358
Verisk Analytics Inc., 5.50%, 06/15/45 (e)	6,776	6,624
VistaJet Malta Finance Plc, 7.75%, 06/01/20 (e) (r)	10,500	4,646
Waterjet Holdings Inc., 7.63%, 02/01/20 (r)	2,547	2,534
West Corp., 5.38%, 07/15/22 (r)	9,719	8,915
		125,545
INFORMATION TECHNOLOGY - 4.2%
Ancestry.com Inc.
9.63%, 10/15/18 (e) (r) (y)	6,448	6,448
11.00%, 12/15/20	5,500	5,912
CommScope Inc., 5.00%, 06/15/21 (e) (r)	4,545	4,579
Entegris Inc., 6.00%, 04/01/22 (e) (r)	4,772	4,844
First Data Corp.
7.00%, 12/01/23 (r)	5,556	5,612
5.75%, 01/15/24 (r)	7,000	6,999
Hewlett Packard Enterprise Co., 6.35%, 10/15/45 (r)	4,500	4,424
Infor US Inc., 5.75%, 08/15/20 (e) (r)	1,500	1,545
Micron Technology Inc.
5.25%, 08/01/23 (r)	7,000	5,723
5.63%, 01/15/26 (r)	5,000	3,950
NXP BV
5.75%, 02/15/21 (r)	1,625	1,702
5.75%, 03/15/23 (e) (r)	1,565	1,655
Sanmina Corp., 4.38%, 06/01/19 (e) (r)	8,397	8,586
Sensata Technologies BV, 5.63%, 11/01/24 (r)	1,364	1,419
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (r)	2,787	2,894
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (e) (r)	9,857	5,569
ViaSat Inc., 6.88%, 06/15/20	10,000	10,387
Western Digital Corp.
7.38%, 04/01/23 (p) (q)	7,274	7,419
10.50%, 04/01/24 (p) (q)	12,500	12,531
		102,198
MATERIALS - 6.0%
ArcelorMittal
6.50%, 03/01/21 (e) (k)	2,632	2,593
7.25%, 02/25/22 (e) (k)	2,368	2,343

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (r) (y)	5,820	5,616
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (e) (r)	5,000	4,947
6.75%, 01/31/21 (r)	3,000	2,895
Ball Corp., 4.38%, 12/15/20	6,558	6,800
Berry Plastics Corp., 5.13%, 07/15/23 (e)	6,000	6,075
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (p) (q)	3,867	2,707
Cemex SAB de CV
7.25%, 01/15/21 (e) (r)	5,000	5,200
5.70%, 01/11/25 (e) (r)	11,719	10,863
Coveris Holdings SA, 7.88%, 11/01/19 (r)	10,318	9,235
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	8,400	7,665
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (e) (r)	12,859	12,280
6.88%, 04/01/22 (e) (r)	13,000	10,400
Freeport-McMoRan Copper & Gold Inc.
3.10%, 03/15/20 (e)	7,000	5,180
3.55%, 03/01/22 (e)	4,000	2,790
3.88%, 03/15/23	1,005	688
Freeport-McMoRan Inc.
4.55%, 11/14/24 (e)	10,119	6,906
5.40%, 11/14/34 (e)	8,000	4,900
Hexion US Finance Corp., 8.88%, 02/01/18 (e)	7,000	4,795
Kraton Polymers LLC, 10.50%, 04/15/23 (r)	1,111	1,047
PaperWorks Industries Inc., 9.50%, 08/15/19 (r)	9,000	7,920
Platform Specialty Products Corp.
10.38%, 05/01/21 (r)	1,763	1,706
6.50%, 02/01/22 (e) (r)	3,000	2,531
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	12,999	9,229
Scotts Miracle-Gro Co., 6.00%, 10/15/23 (r)	2,457	2,592
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (e) (r)	4,000	3,635
Trinseo Materials Operating SCA, 6.75%, 05/01/22 (e) (r)	2,916	2,916
		146,454
TELECOMMUNICATION SERVICES - 7.7%
Altice Finco SA, 9.88%, 12/15/20 (e) (r)	3,979	4,277
CenturyLink Inc.
7.50%, 04/01/24	1,979	1,981
5.63%, 04/01/25	2,500	2,225
Cincinnati Bell Inc., 8.38%, 10/15/20	3,000	3,045
Cogent Communications Group Inc., 5.38%, 03/01/22 (r)	3,000	2,948
Frontier Communications Corp.
8.50%, 04/15/20	5,718	5,868
8.75%, 04/15/22 (e)	1,295	1,259
10.50%, 09/15/22 (r)	3,453	3,539
11.00%, 09/15/25 (r)	13,000	13,065
9.00%, 08/15/31	4,429	3,776
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	5,000	4,709
Level 3 Communications Inc., 5.75%, 12/01/22	5,000	5,163
Level 3 Financing Inc.
5.13%, 05/01/23	3,000	3,034
5.38%, 05/01/25 (e)	5,000	5,063
5.25%, 03/15/26 (r)	8,000	8,060
Neptune Finco Corp., 10.88%, 10/15/25 (r)	6,000	6,555
Sable International Finance Ltd., 6.88%, 08/01/22 (r)	2,667	2,667
SBA Communications Corp., 4.88%, 07/15/22 (e)	8,571	8,678
SES Global Americas Holdings GP, 5.30%, 03/25/44 (e) (r)	10,669	9,780
Sprint Capital Corp.
6.90%, 05/01/19	18,000	15,570
6.88%, 11/15/28 (e)	11,000	8,030
Sprint Corp.
7.88%, 09/15/23 (e)	5,000	3,813
7.13%, 06/15/24	9,000	6,682
Sprint Nextel Corp.
11.50%, 11/15/21	4,000	3,560
6.00%, 11/15/22 (e)	6,000	4,388
T-Mobile USA Inc.
6.13%, 01/15/22	2,000	2,065
6.84%, 04/28/23	654	683
6.50%, 01/15/24 (e)	5,000	5,200
6.00%, 04/15/24	6,486	6,567
6.50%, 01/15/26	5,905	6,134
Windstream Corp.
7.75%, 10/01/21 (e)	2,000	1,631
7.50%, 04/01/23	1,000	755
6.38%, 08/01/23 (e)	10,000	7,325
Windstream Services LLC, 7.50%, 06/01/22 (e)	5,000	3,838
Zayo Group LLC, 6.00%, 04/01/23	14,111	14,084
		186,017
UTILITIES - 1.3%
AES Corp.
3.64%, 06/01/19 (i)	4,866	4,696
5.50%, 04/15/25	18,000	17,370
FirstEnergy Corp., 4.25%, 03/15/23 (l)	1,005	1,046
RJS Power Holdings LLC, 4.63%, 07/15/19 (r)	1,429	1,240
Talen Energy Corp., 6.50%, 06/01/25 (e)	10,190	8,458
		32,810
Total Corporate Bonds and Notes (cost $2,061,433)		1,829,623

VARIABLE RATE SENIOR LOAN INTERESTS - 7.9% (i)
CONSUMER DISCRETIONARY - 2.9%
1011778 B.C. Unltd. Liability Co. Term Loan B-2, 3.75%, 12/10/21	6,217	6,208
AMAYA Holdings BV 1st Lien Term Loan, 5.00%, 07/29/21	6,824	6,256
AMAYA Holdings BV 2nd Lien Term Loan, 8.00%, 07/28/22	956	926
Caesars Entertainment Operating Co. Term Loan B-7, 13.00%, 01/28/18 (c) (d) (f)	2,239	2,032
Caesars Growth Properties Holdings LLC Term Loan, 6.25%, 04/10/21	4,689	3,812
CCO Safari III LLC Term Loan H, 3.25%, 07/23/23	1,561	1,556
CCO Safari III LLC Term Loan I, 3.50%, 01/23/23	936	936
Cowlitz Tribal Gaming Authority Term Loan, 11.50%, 12/01/21 (f)	19,490	18,223
Dollar Tree Inc. Term Loan B-1, 3.50%, 05/26/22	1,512	1,517
Four Seasons Holdings Inc. 1st Lien Term Loan, 3.50%, 06/27/20	907	900
Four Seasons Holdings Inc. 2nd Lien Term Loan, 6.25%, 12/27/20	1,935	1,912
Liberty Cablevision of Puerto Rico LLC 1st Lien Term Loan, 4.50%, 12/24/21	2,700	2,572
Liberty Cablevision of Puerto Rico LLC 2nd Lien Term Loan, 7.75%, 06/23/23	1,300	1,203
MGOC Inc. Term Loan B, 4.00%, 07/31/20	6,043	6,032
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	9,220	8,903
Party City Holdings Inc. Term Loan B, 4.25%, 07/29/22	4,781	4,738
Yonkers Racing Corp. 1st Lien Term Loan, 4.25%, 08/19/19	1,410	1,376

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Yonkers Racing Corp. 2nd Lien Term Loan, 8.75%, 08/19/20	500	484
		69,586
CONSUMER STAPLES - 0.7%
Albertsons LLC Term Loan B-3, 5.12%, 08/11/19	6,738	6,729
Maple Holdings Acquisition Corp. Term Loan B, 5.25%, 02/09/23	8,520	8,506
Pinnacle Foods Finance LLC Incremental Term Loan I, 3.75%, 01/15/23	1,727	1,732
		16,967
ENERGY - 1.3%
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan, 8.75%, 04/02/21	14,200	6,035
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.50%, 05/12/21	3,300	1,928
CITGO Holding Inc. Term Loan B, 9.50%, 05/09/18	7,015	7,008
Energy Future Intermediate Holding Co. LLC DIP Term Loan, 4.25%, 04/28/16	11,056	11,034
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	246	43
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21 (f)	6,800	3,366
Seventy Seven Operating LLC Term Loan B, 3.75%, 06/18/21	1,182	762
		30,176
FINANCIALS - 0.3%
Asurion LLC Term Loan B-2, 4.25%, 06/20/20	2,204	2,122
Toys R Us Property Co. I LLC Term Loan B, 6.00%, 08/21/19	6,167	5,411
		7,533
HEALTH CARE - 0.3%
Acadia HealthCare Co. Inc. Term Loan B-2, 4.50%, 02/16/23	859	861
AmSurg Corp. 1st Lien Term Loan B, 3.50%, 07/08/21	1,133	1,132
Endo Luxembourg Finance Co. I SARL Term Loan B, 3.75%, 06/30/22	4,000	3,935
Valeant Pharmaceuticals International Inc. Term Loan B, 4.00%, 03/13/22	2,297	2,166
		8,094
INDUSTRIALS - 0.9%
Commercial Barge Line Co. 1st Lien Term Loan, 9.75%, 11/06/20	8,300	7,387
Gol LuxCo SA 1st Lien Term Loan, 6.50%, 08/18/20	8,000	7,960
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	6,994	6,886
		22,233
INFORMATION TECHNOLOGY - 0.2%
Western Digital Corp. Term Loan B, 5.50%, 03/29/23	3,529	3,484

MATERIALS - 0.9%
GCP Applied Technologies Inc. Term Loan B, 5.25%, 02/01/22	1,820	1,820
Kraton Polymers LLC Term Loan B, 6.00%, 01/06/22	5,000	4,709
Solenis International LP 2nd Lien Term Loan, 7.75%, 07/02/22	3,500	2,924
Stardust Finance Holdings Inc. Junior Lien Term Loan, 10.50%, 03/04/23 (f)	6,400	6,208
Stardust Finance Holdings Inc. Senior Lien Term Loan, 6.50%, 03/05/22 (f)	6,925	6,856
		22,517
TELECOMMUNICATION SERVICES - 0.4%
Neptune Finco Corp. Term Loan B, 5.00%, 09/16/22	10,000	9,998
Total Variable Rate Senior Loan Interests (cost $207,017)		190,588

GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
GOVERNMENT SECURITIES - 2.0%
U.S. Treasury Securities - 2.0%
U.S. Treasury Bond, 3.00%, 05/15/45	45,400	48,973
Total Government and Agency Obligations (cost $46,911)		48,973

COMMON STOCKS - 5.3%
CONSUMER DISCRETIONARY - 2.1%
AMC Networks Inc. - Class A (c)	120	7,793
DISH Network Corp. - Class A (c)	120	5,551
Home Interior Gift Inc. (c) (f) (q)	429	—
MGM Resorts International (c)	475	10,184
Michaels Cos. Inc. (c)	360	10,070
Party City Holdco Inc. (c)	105	1,579
Sally Beauty Holdings Inc. (c)	240	7,771
ServiceMaster Global Holdings Inc. (c)	200	7,536
		50,484
CONSUMER STAPLES - 0.6%
B&G Foods Inc.	300	10,443
Snyders-Lance Inc.	151	4,743
		15,186
ENERGY - 0.2%
Atlas Resource Partners LP	270	205
BreitBurn Energy Partners LP	550	308
Legacy Reserves LP	195	191
Lone Pine Resources Canada Ltd. - Class A (c) (f) (p) (q)	405	—
Lone Pine Resources Inc. - Class A (c) (f) (p) (q)	405	—
MPLX LP	87	2,589
Williams Partners LP	130	2,659
		5,952
FINANCIALS - 0.6%
JPMorgan Chase & Co.	130	7,699
Outfront Media Inc.	151	3,195
Wells Fargo & Co.	100	4,836
		15,730
HEALTH CARE - 0.4%
DaVita HealthCare Partners Inc. (c)	80	5,870
Hologic Inc. (c)	60	2,070
Valeant Pharmaceuticals International Inc. (c) (e)	75	1,973
		9,913
INDUSTRIALS - 0.3%
Builders FirstSource Inc. (c)	350	3,944
Nielsen Holdings Plc	50	2,633
		6,577
INFORMATION TECHNOLOGY - 0.2%
EchoStar Corp. - Class A (c)	80	3,543
New Cotai LLC (c) (f) (q)	—	931
		4,474

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MATERIALS - 0.9%
Freeport-McMoran Inc. - Class B (e)	270	2,792
Huntsman Corp.	550	7,315
LyondellBasell Industries NV - Class A	95	8,170
WestRock Co.	60	2,342
		20,619
Total Common Stocks (cost $139,936)		128,935

PREFERRED STOCKS - 0.5%
ENERGY - 0.4%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	388	8,769
Vantage Drilling Co. (c) (e)	14	1,543
		10,312
FINANCIALS - 0.1%
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (e) (m)	50	155
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/20), Series S (c) (d) (m)	519	1,578
		1,733
Total Preferred Stocks (cost $17,728)		12,045

INVESTMENT COMPANIES - 4.2%
Eaton Vance Senior Floating-Rate Trust	300	3,846
Invesco Senior Income Trust	800	3,232
Kayne Anderson MLP Investment Co.	199	3,300
PIMCO Floating Rate Strategy Fund	400	3,500
SPDR Barclays High Yield Bond ETF (e)	2,600	89,062
Total Investment Companies (cost $109,022)		102,940

OTHER EQUITY INTERESTS - 0.3%
GenOn Energy Inc. Escrow, 9.88%, 10/15/20 (e) (u)	9,813	6,329
Lone Pine Resources Inc. Escrow, 10.38% (f) (p) (q) (u)	3,244	—
Stone Container Finance Co. of Canada II Escrow (c) (f) (u)	1,375	—
Total Other Equity Interests (cost $11,034)		6,329

SHORT TERM INVESTMENTS - 11.4%
Investment Company - 1.1%
JNL Money Market Fund, 0.29% (a) (h)	27,139	27,139

Securities Lending Collateral - 10.3%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	250,285	250,285
Total Short Term Investments (cost $277,424)		277,424
Total Investments - 108.6% (cost $2,905,174)		2,632,268
Other Assets and Liabilities, Net - (8.6%)		(208,088)
Total Net Assets - 100.0%		$2,424,180

JNL/PPM America Mid Cap Value Fund

COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 20.7%
American Axle & Manufacturing Holdings Inc. (c)	650	$9,999
Best Buy Co. Inc.	183	5,920
Foot Locker Inc.	150	9,675
Helen of Troy Ltd. (c)	75	7,766
Macy’s Inc.	219	9,651
Meredith Corp.	167	7,937
Newell Rubbermaid Inc. (e)	135	5,962
Royal Caribbean Cruises Ltd.	128	10,491
Tupperware Brands Corp. (e)	172	9,961
Viacom Inc. - Class B	95	3,901
		81,263
CONSUMER STAPLES - 2.5%
Ingredion Inc.	91	9,697

ENERGY - 8.3%
Diamond Offshore Drilling Inc. (e)	343	7,458
Helix Energy Solutions Group Inc. (c)	1,402	7,849
Patterson-UTI Energy Inc.	429	7,561
Superior Energy Services Inc.	743	9,942
		32,810
FINANCIALS - 19.1%
Allstate Corp.	115	7,747
American Financial Group Inc.	137	9,648
Astoria Financial Corp.	569	9,014
FirstMerit Corp.	454	9,546
Hartford Financial Services Group Inc.	211	9,718
Janus Capital Group Inc.	689	10,079
Lincoln National Corp.	245	9,620
Reinsurance Group of America Inc.	101	9,712
		75,084
HEALTH CARE - 9.2%
Alere Inc. (c)	79	4,008
CIGNA Corp.	70	9,566
Hill-Rom Holdings Inc.	168	8,445
Lifepoint Health Inc. (c)	109	7,541
Magellan Health Services Inc. (c)	98	6,678
		36,238
INDUSTRIALS - 14.1%
Esterline Technologies Corp. (c)	120	7,714
GATX Corp. (e)	124	5,885
Kennametal Inc.	426	9,588
Spirit Aerosystems Holdings Inc. - Class A (c)	206	9,321
Steelcase Inc. - Class A	516	7,702
Terex Corp.	351	8,730
Textron Inc.	182	6,643
		55,583
INFORMATION TECHNOLOGY - 11.2%
Applied Materials Inc.	378	8,004
Avnet Inc.	219	9,680
Belden Inc.	163	10,017
ExlService Holdings Inc. (c)	73	3,802
Fairchild Semiconductor International Inc. (c)	152	3,032
SYNNEX Corp.	41	3,787
Teradyne Inc.	268	5,786
		44,108
MATERIALS - 9.6%
Allegheny Technologies Inc. (e)	250	4,078
Ashland Inc.	53	5,795
Nucor Corp.	83	3,907
Olin Corp.	439	7,617
Reliance Steel & Aluminum Co.	123	8,483
Steel Dynamics Inc.	351	7,894
		37,774
UTILITIES - 4.3%
Edison International	128	9,223

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PNM Resources Inc.	229	7,729
		16,952
Total Common Stocks (cost $377,871)		389,509

SHORT TERM INVESTMENTS - 7.0%
Investment Company - 1.6%
JNL Money Market Fund, 0.29% (a) (h)	6,341	6,341

Securities Lending Collateral - 5.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	21,345	21,345
Total Short Term Investments (cost $27,686)		27,686
Total Investments - 106.0% (cost $405,557)		417,195
Other Assets and Liabilities, Net - (6.0%)		(23,475)
Total Net Assets - 100.0%		$393,720

JNL/PPM America Small Cap Value Fund

COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 20.8%
American Axle & Manufacturing Holdings Inc. (c)	651	$10,022
Bob Evans Farms Inc.	187	8,745
Foot Locker Inc.	60	3,876
Helen of Troy Ltd. (c)	94	9,767
Jakks Pacific Inc. (c) (e)	603	4,483
Meredith Corp.	209	9,942
Skechers U.S.A. Inc. - Class A (c)	253	7,692
Superior Industries International Inc.	430	9,494
Tower International Inc.	303	8,231
Tupperware Brands Corp. (e)	172	9,984
		82,236
CONSUMER STAPLES - 3.8%
Cott Corp.	717	9,955
Ingredion Inc.	47	5,051
		15,006
ENERGY - 6.9%
Helix Energy Solutions Group Inc. (c)	1,633	9,145
Patterson-UTI Energy Inc.	467	8,232
Superior Energy Services Inc.	748	10,017
		27,394
FINANCIALS - 13.0%
American Financial Group Inc.	98	6,882
Astoria Financial Corp.	618	9,788
FirstMerit Corp.	453	9,538
Independent Bank Corp.	211	9,698
Janus Capital Group Inc.	681	9,963
Reinsurance Group of America Inc.	57	5,457
		51,326
HEALTH CARE - 11.8%
Alere Inc. (c)	135	6,847
Greatbatch Inc. (c)	288	10,261
Hill-Rom Holdings Inc.	199	10,015
Lifepoint Health Inc. (c)	144	9,979
Magellan Health Services Inc. (c)	144	9,768
		46,870
INDUSTRIALS - 19.7%
Aerojet Rocketdyne Holdings Inc. (c) (e)	601	9,848
Apogee Enterprises Inc.	134	5,899
Esterline Technologies Corp. (c)	125	8,015
GATX Corp. (e)	207	9,828
Kennametal Inc.	440	9,904
SkyWest Inc.	500	9,991
Spirit Aerosystems Holdings Inc. - Class A (c)	125	5,679
Steelcase Inc. - Class A	660	9,849
Terex Corp.	350	8,705
		77,718
INFORMATION TECHNOLOGY - 13.5%
Belden Inc.	164	10,091
Benchmark Electronics Inc. (c)	432	9,960
ExlService Holdings Inc. (c)	194	10,064
Fairchild Semiconductor International Inc. (c)	300	6,004
SYNNEX Corp.	103	9,537
Teradyne Inc.	360	7,781
		53,437
MATERIALS - 6.9%
Allegheny Technologies Inc. (e)	247	4,028
Olin Corp.	587	10,199
Reliance Steel & Aluminum Co.	99	6,836
Steel Dynamics Inc.	286	6,438
		27,501
UTILITIES - 2.5%
PNM Resources Inc.	288	9,718
Total Common Stocks (cost $382,284)		391,206

SHORT TERM INVESTMENTS - 3.9%
Investment Company - 1.5%
JNL Money Market Fund, 0.29% (a) (h)	5,797	5,797

Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	9,356	9,356
Total Short Term Investments (cost $15,153)		15,153
Total Investments - 102.8% (cost $397,437)		406,359
Other Assets and Liabilities, Net - (2.8%)		(11,003)
Total Net Assets - 100.0%		$395,356

JNL/PPM America Value Equity Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 13.4%
Best Buy Co. Inc.	69	$2,245
Comcast Corp. - Class A	51	3,097
General Motors Co.	126	3,957
Macy’s Inc.	82	3,598
Newell Rubbermaid Inc.	40	1,776
Royal Caribbean Cruises Ltd.	32	2,637
Viacom Inc. - Class B	102	4,194
		21,504
CONSUMER STAPLES - 3.2%
Altria Group Inc.	24	1,504
Archer-Daniels-Midland Co.	99	3,605
		5,109
ENERGY - 13.3%
Apache Corp.	76	3,700
California Resources Corp.	—	—
Chevron Corp.	44	4,160
Diamond Offshore Drilling Inc. (e)	128	2,775
Halliburton Co.	95	3,408
National Oilwell Varco Inc. (e)	62	1,928

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Occidental Petroleum Corp.	55	3,784
Patterson-UTI Energy Inc.	90	1,589
		21,344
FINANCIALS - 25.0%
Allstate Corp.	58	3,928
Bank of America Corp.	236	3,193
Goldman Sachs Group Inc.	26	4,003
Hartford Financial Services Group Inc.	89	4,106
JPMorgan Chase & Co.	65	3,855
Lincoln National Corp.	98	3,842
Morgan Stanley	155	3,881
PNC Financial Services Group Inc.	40	3,383
Travelers Cos. Inc.	31	3,618
U.S. Bancorp	67	2,699
Wells Fargo & Co.	79	3,806
		40,314
HEALTH CARE - 12.1%
AbbVie Inc.	63	3,570
CIGNA Corp.	28	3,774
Gilead Sciences Inc.	44	4,051
Medtronic Plc	19	1,447
Merck & Co. Inc.	55	2,926
Pfizer Inc.	128	3,797
		19,565
INDUSTRIALS - 9.6%
Caterpillar Inc.	57	4,355
Delta Air Lines Inc.	58	2,828
Lockheed Martin Corp.	8	1,839
Spirit Aerosystems Holdings Inc. - Class A (c)	46	2,091
Terex Corp.	70	1,729
Textron Inc.	71	2,578
		15,420
INFORMATION TECHNOLOGY - 14.8%
Apple Inc.	22	2,420
Applied Materials Inc.	165	3,495
Avnet Inc.	46	2,033
Cisco Systems Inc.	142	4,051
HP Inc.	280	3,443
Intel Corp.	85	2,753
International Business Machines Corp.	27	4,089
Microsoft Corp.	30	1,635
		23,919
MATERIALS - 4.0%
Allegheny Technologies Inc. (e)	111	1,816
Ashland Inc.	16	1,737
Nucor Corp.	62	2,942
		6,495
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	101	3,964

UTILITIES - 1.7%
Edison International	38	2,732
Total Common Stocks (cost $153,978)		160,366

SHORT TERM INVESTMENTS - 3.7%
Investment Company - 0.3%
JNL Money Market Fund, 0.29% (a) (h)	435	435

Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	5,511	5,511
Total Short Term Investments (cost $5,946)		5,946
Total Investments - 103.3% (cost $159,924)		166,312
Other Assets and Liabilities, Net - (3.3%)		(5,249)
Total Net Assets - 100.0%		$161,063

JNL/Red Rocks Listed Private Equity Fund

COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 1.7%
Diversified Operations - 1.7%
Liberty Media Corp. - Class A (c)	126	$4,884
Liberty Ventures - Class A (c)	119	4,649
		9,533
DIVERSIFIED - 12.7%
Holding Companies - Diversified - 12.7%
Ackermans & van Haaren NV (e)	171	24,173
Remgro Ltd.	426	7,205
Schouw & Co.	319	19,909
Wendel SA	170	18,542
		69,829
FINANCIALS - 77.6%
Closed - End Funds - 14.3%
HBM Healthcare Investments AG - Class A	152	15,716
HgCapital Trust Plc	1,112	18,524
ICG Enterprise Trust Plc	591	4,393
Oakley Capital Investments Ltd. (c)	4,227	8,260
Pantheon International LLC (c)	51	912
Pantheon International LLC - Redeemable Shares (c)	438	7,388
SVG Capital Plc (c)	3,259	23,477
		78,670
Diversified Financial Services — 8.5%
Alleghany Corp. (c)	32	15,770
Blackstone Group LP	879	24,675
Intermediate Capital Group Plc	418	3,708
KKR & Co. LP	175	2,570
		46,723
Investment Companies — 32.3%
3i Group Plc	3,507	22,931
Altamir	598	7,063
Apax Global Alpha Ltd.	6,047	10,291
Ares Capital Corp. (e)	731	10,846
Aurelius SE and Co. KGAA	659	40,021
Eurazeo	281	18,969
Grand Parade Investments Ltd. (c)	9,238	2,315
Hosken Consolidated Investments Ltd.	878	6,663
Investor AB	617	21,824
Kinnevik Investment AB - Class B	183	5,185
mutares AG	226	3,895
Oaktree Capital Group LLC - Class A	81	3,987
Onex Corp.	399	24,335
		178,325
Real Estate - 7.5%
Brookfield Asset Management Inc. - Class A	813	28,304
Brookfield Infrastructure Partners LP	314	13,211
		41,515
Venture Capital - 15.0%
Castle Private Equity Ltd. (c)	352	5,709
Electra Private Equity Plc	296	14,741

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
HarbourVest Global Private Equity Ltd. (c)	2,140	27,816
Ratos AB	1,430	9,160
Riverstone Energy Ltd. (c)	954	11,120
Standard Life European Private Equity Trust Plc	4,876	14,287
		82,833
INDUSTRIALS - 5.8%
Holding Companies - Diversified - 0.4%
Bollore SA	666	2,582

Investment Companies - 0.5%
Indus Holding AG	53	2,615

Miscellaneous Manufacturers - 4.9%
Danaher Corp.	235	22,233
Macquarie Infrastructure Co. LLC	71	4,804
		27,037
INFORMATION TECHNOLOGY - 1.3%
IAC/InterActiveCorp.	154	7,238
Total Common Stocks (cost $492,815)		546,900

SHORT TERM INVESTMENTS - 1.9%
Investment Company - 0.2%
JNL Money Market Fund, 0.29% (a) (h)	1,054	1,054

Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	9,209	9,209
Total Short Term Investments (cost $10,263)		10,263
Total Investments - 101.0% (cost $503,078)		557,163
Other Assets and Liabilities, Net - (1.0%)		(5,296)
Total Net Assets - 100.0%		$551,867

JNL/S&P Competitive Advantage Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 41.8%
Bed Bath & Beyond Inc. (c)	1,745	$86,607
Chipotle Mexican Grill Inc. - Class A (c) (e)	226	106,287
Delphi Automotive Plc	1,082	81,201
Gap Inc. (e)	3,559	104,622
H&R Block Inc. (e)	1,296	34,247
Michael Kors Holdings Ltd. (c)	2,211	125,943
Nordstrom Inc. (e)	2,323	132,881
O’Reilly Automotive Inc. (c)	360	98,650
Ross Stores Inc.	1,829	105,893
Starbucks Corp.	2,130	127,190
TJX Cos. Inc.	1,853	145,148
Tractor Supply Co.	532	48,151
		1,196,820
CONSUMER STAPLES - 3.7%
Estee Lauder Cos. Inc. - Class A	1,131	106,643

FINANCIALS - 1.6%
T. Rowe Price Group Inc.	625	45,880

HEALTH CARE - 4.0%
Gilead Sciences Inc.	1,234	113,387

INDUSTRIALS - 24.2%
Boeing Co. (e)	899	114,146
C.H. Robinson Worldwide Inc.	705	52,356
Delta Air Lines Inc.	2,815	137,041
Fastenal Co. (e)	1,172	57,429
JB Hunt Transport Services Inc.	608	51,208
Robert Half International Inc.	929	43,286
Southwest Airlines Co.	2,851	127,712
WW Grainger Inc. (e)	474	110,721
		693,899
INFORMATION TECHNOLOGY - 20.3%
Apple Inc.	1,106	120,498
F5 Networks Inc. (c)	924	97,753
International Business Machines Corp.	938	142,076
Linear Technology Corp.	1,040	46,354
Paychex Inc.	877	47,350
Texas Instruments Inc.	2,250	129,215
		583,246
MATERIALS - 4.1%
LyondellBasell Industries NV - Class A	1,365	116,814
Total Common Stocks (cost $2,799,159)		2,856,689

SHORT TERM INVESTMENTS - 13.8%
Investment Company - 0.3%
JNL Money Market Fund, 0.29% (a) (h)	9,413	9,413

Securities Lending Collateral - 13.5%
Repurchase Agreement with MLP, 0.57% (Collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 03/24/16, due 06/23/16 at $45,065 (q)	$45,000	45,000
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	341,775	341,775
		386,775
Total Short Term Investments (cost $396,188)		396,188
Total Investments - 113.5% (cost $3,195,347)		3,252,877
Other Assets and Liabilities, Net - (13.5%)		(387,813)
Total Net Assets - 100.0%		$2,865,064

JNL/S&P Dividend Income & Growth Fund

COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 13.2%
Macy’s Inc.	4,523	$199,437
McDonald’s Corp.	1,549	194,625
Target Corp. (e)	2,438	200,619
		594,681
CONSUMER STAPLES - 13.2%
Altria Group Inc.	3,069	192,318
Procter & Gamble Co.	2,362	194,426
Wal-Mart Stores Inc.	3,004	205,762
		592,506
ENERGY - 7.5%
Chevron Corp.	1,925	183,654
Helmerich & Payne Inc. (e)	1,436	84,310
National Oilwell Varco Inc. (e)	2,215	68,897
		336,861
FINANCIALS - 4.2%
Kimco Realty Corp.	1,597	45,963
People’s United Financial Inc. (e)	2,489	39,648
Realty Income Corp. (e)	1,675	104,686
		190,297
HEALTH CARE - 11.6%
Eli Lilly & Co.	2,156	155,225

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Johnson & Johnson	1,746	188,941
Merck & Co. Inc.	3,317	175,481
		519,647
INDUSTRIALS - 10.2%
Caterpillar Inc. (e)	2,434	186,261
Cummins Inc. (e)	1,248	137,240
Emerson Electric Co.	2,492	135,491
		458,992
INFORMATION TECHNOLOGY - 12.5%
Cisco Systems Inc.	6,488	184,714
International Business Machines Corp.	1,268	192,044
QUALCOMM Inc.	3,603	184,265
		561,023
MATERIALS - 8.4%
Air Products & Chemicals Inc.	611	87,993
Monsanto Co.	1,858	163,033
Praxair Inc.	1,105	126,420
		377,446
TELECOMMUNICATION SERVICES - 11.4%
AT&T Inc. (e)	5,250	205,643
CenturyLink Inc. (e)	3,086	98,629
Verizon Communications Inc.	3,889	210,328
		514,600
UTILITIES - 7.6%
Consolidated Edison Inc. (e)	1,337	102,450
PPL Corp.	2,442	92,962
Southern Co.	2,813	145,506
		340,918
Total Common Stocks (cost $4,137,598)		4,486,971

SHORT TERM INVESTMENTS - 7.9%
Investment Company - 0.6%
JNL Money Market Fund, 0.29% (a) (h)	27,965	27,965
Securities Lending Collateral - 7.3%
Repurchase Agreement with MLP, 0.57% (Collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 03/24/16, due 06/23/16 at $90,130 (q)	$90,000	90,000
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	238,077	238,077
		328,077
Total Short Term Investments (cost $356,042)		356,042
Total Investments - 107.7% (cost $4,493,640)		4,843,013
Other Assets and Liabilities, Net - (7.7%)		(346,117)
Total Net Assets - 100.0%		$4,496,896

JNL/S&P International 5 Fund

COMMON STOCKS - 99.2%
AUSTRALIA - 6.7%
ASX Ltd.	16	$516
Aurizon Holdings Ltd.	188	571
BHP Billiton Ltd.	48	616
CSL Ltd.	7	566
Harvey Norman Holdings Ltd.	73	262
Lend Lease Corp. Ltd.	57	609
Medibank Private Ltd.	296	664
Rio Tinto Ltd.	19	614
Scentre Group	168	573
Stockland	177	579
Tatts Group Ltd.	175	506
Telstra Corp. Ltd.	141	577
Wesfarmers Ltd.	18	587
Woodside Petroleum Ltd.	29	570
Woolworths Ltd.	34	572
		8,382
BELGIUM - 0.4%
Groupe Bruxelles Lambert SA	6	476

CANADA - 7.9%
Alimentation Couche-Tard Inc. (e)	19	859
Barrick Gold Corp.	64	875
Blackberry Ltd. (c)	58	467
CGI Group Inc. (c)	13	621
Great-West Lifeco Inc.	17	457
H&R REIT	22	348
Intact Financial Corp.	7	462
Kinross Gold Corp. (c)	187	638
Linamar Corp.	7	327
Loblaw Cos. Ltd. (e)	11	594
Manulife Financial Corp.	66	931
Power Financial Corp.	13	333
Rogers Communications Inc.	24	953
Sun Life Financial Inc.	29	932
Teck Resources Ltd. (e)	154	1,165
		9,962
DENMARK - 0.8%
Danske Bank A/S	35	986

FINLAND - 2.4%
Fortum Oyj (e)	73	1,097
Kone Oyj - Class B (e)	21	1,026
Nokian Renkaat Oyj	26	935
		3,058
FRANCE - 9.5%
AXA SA	43	1,016
BNP Paribas SA	21	1,041
Bureau Veritas SA	32	722
Klepierre	23	1,100
Orange SA	55	969
Publicis Groupe SA	16	1,094
Renault SA (e)	11	1,057
Sanofi SA	12	957
Societe Generale SA	27	1,015
Suez Environnement SA	50	909
Unibail-Rodamco SE	4	1,057
Vinci SA	14	1,030
		11,967
GERMANY - 3.2%
Allianz SE	6	1,033
Evonik Industries AG (c)	15	435
Hannover Rueck SE	4	493
Muenchener Rueckversicherungs AG	5	979
Siemens AG	10	1,075
		4,015
HONG KONG - 2.7%
BOC Hong Kong Holdings Ltd. (e)	210	627
Hang Lung Properties Ltd.	306	584
Link REIT	96	568
New World Development Ltd. (e)	588	561
Swire Pacific Ltd. (e)	51	545
Wharf Holdings Ltd.	107	586
		3,471

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ISRAEL - 0.7%
Bezeq Israeli Telecommunication Corp. Ltd.	302	683
Israel Discount Bank Ltd. (c)	102	172
		855
ITALY - 4.2%
Assicurazioni Generali SpA	69	1,020
CNH Industrial NV	147	999
Enel SpA	239	1,059
Snam Rete Gas SpA	177	1,106
Tenaris SA	90	1,111
		5,295
JAPAN - 22.9%
Aozora Bank Ltd.	246	859
Asahi Glass Co. Ltd.	143	782
Asahi Kasei Corp.	124	837
Bridgestone Corp.	23	840
Canon Inc.	28	820
Denso Corp.	21	859
Ebara Corp.	92	384
Fukuoka Financial Group Inc.	226	736
Hachijuni Bank Ltd.	80	345
Hino Motors Ltd.	70	755
Honda Motor Co. Ltd.	31	850
ITOCHU Corp.	66	810
JFE Holdings Inc.	64	860
Kawasaki Heavy Industries Ltd. (e)	293	845
Komatsu Ltd.	51	874
Marubeni Corp.	157	794
Mitsubishi Corp.	49	827
Mitsubishi Heavy Industries Ltd.	221	821
Mitsubishi Materials Corp.	187	528
Mitsubishi UFJ Financial Group Inc.	184	854
Mitsui & Co. Ltd. (e)	68	782
Mizuho Financial Group Inc. (e)	536	799
Nippon Steel Corp.	45	863
Nippon Yusen KK	376	725
Nishi-Nippon City Bank Ltd.	201	355
Nissan Motor Co. Ltd.	93	857
NSK Ltd.	59	541
ORIX Corp.	61	862
Resona Holdings Inc.	226	807
Ricoh Co. Ltd.	70	710
Rohm Co. Ltd.	16	686
SBI Holdings Inc.	59	593
Seiko Epson Corp.	43	695
Sojitz Corp.	408	837
Sumitomo Mitsui Financial Group Inc. (e)	28	856
Sumitomo Mitsui Trust Holdings Inc. (e)	272	796
Sumitomo Rubber Industries Inc.	36	558
Toyota Motor Corp.	15	806
Yokohama Rubber Co. Ltd.	22	367
		28,775
LUXEMBOURG - 0.4%
SES SA - FDR	17	483

NETHERLANDS - 3.2%
Aegon NV	192	1,057
ING Groep NV - CVA	81	975
Koninklijke Ahold NV	44	979
Unilever NV - CVA	22	1,000
		4,011
NEW ZEALAND - 0.4%
Spark New Zealand Ltd. (e)	209	528

NORWAY - 0.8%
Telenor ASA	65	1,050

PORTUGAL - 1.4%
Energias de Portugal SA	279	990
Galp Energia SGPS SA (e)	58	733
		1,723
SINGAPORE - 2.3%
CapitaMall Trust	347	537
Genting International Plc	915	566
Hutchison Port Holdings Trust	565	283
Singapore Exchange Ltd.	97	573
Singapore Post Ltd.	244	296
United Overseas Bank Ltd.	44	614
		2,869
SOUTH KOREA - 2.4%
Mando Corp.	2	260
Samsung Electro-Mechanics Co. Ltd.	11	575
Samsung Fire & Marine Insurance Co. Ltd.	2	520
Samsung Securities Co. Ltd.	16	554
SK Hynix Inc.	22	536
SK Telecom Co. Ltd.	3	525
		2,970
SPAIN - 1.7%
Ferrovial SA	50	1,066
Gas Natural SDG SA	55	1,106
		2,172
SWEDEN - 5.4%
Alfa Laval AB	61	1,004
Atlas Copco AB - Class A	42	1,066
Atlas Copco AB - Class B	31	721
Nordea Bank AB	96	921
Sandvik AB (e)	105	1,089
Swedish Match AB	27	907
TeliaSonera AB	208	1,077
		6,785
SWITZERLAND - 3.2%
ABB Ltd.	54	1,051
Credit Suisse Group AG	70	993
Swiss Re AG	11	993
UBS Group AG	63	1,009
		4,046
UNITED KINGDOM - 16.0%
Aviva Plc	159	1,039
Barratt Developments Plc	79	638
Berkeley Group Holdings Plc	21	955
Capita Group Plc	60	902
Carnival Plc	20	1,050
Centrica Plc	332	1,084
Direct Line Insurance Group Plc	120	637
Experian Plc	59	1,053
GKN Plc	172	710
HSBC Holdings Plc	148	923
Imperial Brands Plc	18	1,015
ITV Plc	275	951
Marks & Spencer Group Plc	147	857
Mondi Plc	49	928
Next Plc	10	793
Persimmon Plc	31	934
Petrofac Ltd.	53	701
Royal Mail Plc	69	479
Schroders Plc	12	463
Severn Trent Plc	15	459

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Sky Plc	67	985
St. James’s Place Plc	37	480
Unilever Plc	22	1,010
WPP Plc	46	1,065
		20,111
UNITED STATES OF AMERICA - 0.6%
Flextronics International Ltd. (c)	49	595
Taro Pharmaceutical Industries Ltd. (c)	1	168
		763
Total Common Stocks (cost $125,822)		124,753

SHORT TERM INVESTMENTS - 5.4%
Investment Company - 0.3%
JNL Money Market Fund, 0.29% (a) (h)	307	307
Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	6,427	6,427
Total Short Term Investments (cost $6,734)		6,734
Total Investments - 104.5% (cost $132,556)		131,487
Other Assets and Liabilities, Net - (4.5%)		(5,687)
Total Net Assets - 100.0%		$125,800

JNL/S&P Intrinsic Value Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 40.6%
Best Buy Co. Inc.	2,833	$91,915
Fossil Group Inc. (c) (e)	2,329	103,474
GameStop Corp. - Class A (e)	2,559	81,206
Gap Inc. (e)	3,368	99,021
Harley-Davidson Inc. (e)	1,832	94,053
Kohl’s Corp.	2,218	103,393
Macy’s Inc.	2,675	117,934
Nordstrom Inc. (e)	1,865	106,696
Omnicom Group Inc.	1,218	101,365
Target Corp.	1,442	118,630
Viacom Inc. - Class B	2,101	86,711
		1,104,398
CONSUMER STAPLES - 5.1%
Tyson Foods Inc. - Class A	2,099	139,943

ENERGY - 3.5%
Valero Energy Corp.	1,462	93,753

HEALTH CARE - 9.4%
AmerisourceBergen Corp.	913	79,032
Gilead Sciences Inc.	987	90,661
McKesson Corp.	555	87,250
		256,943
INDUSTRIALS - 6.6%
Boeing Co.	722	91,667
L-3 Communications Holdings Inc.	367	43,470
Pitney Bowes Inc.	2,089	45,003
		180,140
INFORMATION TECHNOLOGY - 21.3%
Apple Inc.	888	96,774
eBay Inc. (c)	3,535	84,336
HP Inc.	8,375	103,181
International Business Machines Corp.	750	113,563
NetApp Inc.	1,465	39,987
Western Union Co.	2,381	45,924
Xerox Corp.	8,535	95,248
		579,013
MATERIALS - 2.8%
Mosaic Co.	2,833	76,503

TELECOMMUNICATION SERVICES - 8.5%
CenturyLink Inc.	3,328	106,348
Verizon Communications Inc.	2,310	124,924
		231,272
UTILITIES - 1.7%
NRG Energy Inc.	3,631	47,241
Total Common Stocks (cost $2,760,697)		2,709,205

SHORT TERM INVESTMENTS - 10.7%
Investment Company - 0.3%
JNL Money Market Fund, 0.29% (a) (h)	8,271	8,271

Securities Lending Collateral - 10.4%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	283,353	283,353
Total Short Term Investments (cost $291,624)		291,624
Total Investments - 110.2% (cost $3,052,321)		3,000,829
Other Assets and Liabilities, Net - (10.2%)		(278,305)
Total Net Assets - 100.0%		$2,722,524

JNL/S&P Mid 3 Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 25.6%
Abercrombie & Fitch Co. - Class A (e)	174	$5,497
Big Lots Inc.	407	18,442
Brinker International Inc. (e)	229	10,520
Buffalo Wild Wings Inc. (c) (e)	32	4,726
Cheesecake Factory Inc.	87	4,635
Chico’s FAS Inc.	1,025	13,604
Dick’s Sporting Goods Inc.	119	5,573
Domino’s Pizza Inc.	37	4,923
Dunkin’ Brands Group Inc. (e)	107	5,030
Foot Locker Inc.	81	5,225
Fossil Group Inc. (c) (e)	107	4,764
Panera Bread Co. - Class A (c)	24	4,925
Service Corp. International	211	5,212
Tupperware Brands Corp.	99	5,765
Williams-Sonoma Inc.	193	10,543
		109,384
ENERGY - 8.7%
Denbury Resources Inc. (e)	1,724	3,827
HollyFrontier Corp.	147	5,188
Noble Corp. Plc (e)	596	6,173
Oceaneering International Inc.	180	5,979
Superior Energy Services Inc. (e)	625	8,375
Western Refining Inc. (e)	186	5,418
World Fuel Services Corp.	48	2,322
		37,282
FINANCIALS - 13.3%
American Financial Group Inc.	65	4,570
Corrections Corp. of America	105	3,377
Federated Investors Inc. - Class B (e)	118	3,394
Genworth Financial Inc. - Class A (c)	1,438	3,926
Hospitality Properties Trust	251	6,675
Janus Capital Group Inc.	337	4,930
LaSalle Hotel Properties	204	5,163

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Primerica Inc. (e)	32	1,423
SEI Investments Co.	133	5,710
Taubman Centers Inc.	62	4,381
Waddell & Reed Financial Inc.	372	8,764
WR Berkley Corp.	85	4,754
		57,067
HEALTH CARE - 6.8%
Amsurg Corp. (c)	94	7,048
Lifepoint Health Inc. (c)	70	4,838
LivaNova Plc (c)	40	2,141
ResMed Inc.	89	5,144
United Therapeutics Corp. (c)	42	4,626
WellCare Health Plans Inc. (c)	56	5,225
		29,022
INDUSTRIALS - 16.9%
Alaska Air Group Inc.	69	5,619
Carlisle Cos. Inc.	71	7,095
Copart Inc. (c)	132	5,365
Deluxe Corp.	45	2,843
Graco Inc.	39	3,267
Huntington Ingalls Industries Inc.	88	12,014
Kennametal Inc.	319	7,183
Landstar System Inc. (e)	74	4,755
Lincoln Electric Holdings Inc.	184	10,772
Manpower Inc.	64	5,222
Nordson Corp.	43	3,234
RR Donnelley & Sons Co.	143	2,350
Timken Co. (e)	73	2,442
		72,161
INFORMATION TECHNOLOGY - 21.7%
Arrow Electronics Inc. (c)	76	4,909
Cadence Design Systems Inc. (c)	235	5,540
CDK Global Inc.	111	5,151
Computer Sciences Corp.	399	13,725
CoreLogic Inc. (c)	38	1,318
Gartner Inc. (c)	60	5,386
Integrated Device Technology Inc. (c)	261	5,329
IPG Photonics Corp. (c)	61	5,900
Leidos Holdings Inc.	101	5,073
NCR Corp. (c)	275	8,238
NeuStar Inc. - Class A (c) (e)	105	2,583
Rackspace Hosting Inc. (c)	238	5,142
Synaptics Inc. (c)	142	11,289
Teradyne Inc.	603	13,010
		92,593
MATERIALS - 6.7%
Bemis Co. Inc.	103	5,342
Cabot Corp.	59	2,835
Packaging Corp. of America	235	14,201
PolyOne Corp.	50	1,515
Reliance Steel & Aluminum Co.	72	4,951
		28,844
Total Common Stocks (cost $436,125)		426,353
SHORT TERM INVESTMENTS - 9.3%
Investment Company - 0.2%
JNL Money Market Fund, 0.29% (a) (h)	1,054	1,054
Securities Lending Collateral - 9.1%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	38,873	38,873
Total Short Term Investments (cost $39,927)		39,927
Total Investments - 109.0% (cost $476,052)		466,280
Other Assets and Liabilities, Net - (9.0%)		(38,604)
Total Net Assets - 100.0%		$427,676

JNL/S&P Total Yield Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 30.0%
Bed Bath & Beyond Inc. (c)	1,650	$81,886
Darden Restaurants Inc.	915	60,688
Gap Inc. (e)	3,364	98,897
Kohl’s Corp.	1,908	88,933
Macy’s Inc.	2,301	101,437
Nordstrom Inc. (e)	1,597	91,361
Twenty-First Century Fox Inc. - Class A	3,035	84,602
Viacom Inc. - Class B	1,807	74,576
		682,380
CONSUMER STAPLES - 9.2%
Archer-Daniels-Midland Co.	2,454	89,100
Tyson Foods Inc. - Class A	1,798	119,848
		208,948
ENERGY - 5.4%
Diamond Offshore Drilling Inc. (e)	2,257	49,044
National Oilwell Varco Inc. (e)	2,409	74,914
		123,958
FINANCIALS - 7.6%
Allstate Corp.	1,433	96,522
American Express Co.	1,250	76,760
		173,282
INDUSTRIALS - 22.0%
Dover Corp.	777	49,996
General Electric Co.	3,003	95,474
Jacobs Engineering Group Inc. (c) (e)	1,160	50,532
L-3 Communications Holdings Inc.	418	49,582
Northrop Grumman Systems Corp.	483	95,487
Pitney Bowes Inc.	2,371	51,075
Quanta Services Inc. (c)	2,316	52,256
Waste Management Inc.	955	56,331
		500,733
INFORMATION TECHNOLOGY - 17.2%
Corning Inc.	4,801	100,284
International Business Machines Corp.	645	97,676
NetApp Inc.	1,671	45,601
Western Union Co.	2,727	52,606
Xerox Corp.	8,523	95,122
		391,289
MATERIALS - 3.4%
Mosaic Co.	2,831	76,425
TELECOMMUNICATION SERVICES - 4.7%
CenturyLink Inc.	3,339	106,702
Total Common Stocks (cost $2,254,274)		2,263,718

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 9.2%
Investment Company - 0.8%
JNL Money Market Fund, 0.29% (a) (h)	18,925	18,925
Securities Lending Collateral - 8.4%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	190,602	190,602
Total Short Term Investments (cost $209,527)		209,527
Total Investments - 108.7% (cost $2,463,801)		2,473,245
Other Assets and Liabilities, Net - (8.7%)		(197,550)
Total Net Assets - 100.0%		$2,275,695

JNL/Scout Unconstrained Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.3%
Ally Auto Receivables Trust, 0.68%, 06/15/16	$341	$341
Bank of The West Auto Trust, 1.09%, 10/15/17 (r)	9,450	9,432
Countrywide Asset-Backed Certificates REMIC
0.65%, 10/25/36 (i)	132	131
0.68%, 05/25/37 (i)	1,220	1,168
GreenPoint Mortgage Funding Trust REMIC, 1.34%, 09/25/34 (i)	1,590	1,506
Hertz Vehicle Financing LLC
1.12%, 08/25/16 (r)	4,650	4,649
2.02%, 09/25/18 (r)	6,155	6,152
Home Equity Loan Trust REMIC, 5.50%, 11/25/27 (i)	2,560	1,552
Honda Auto Receivables Owner Trust, 0.88%, 07/15/17	4,300	4,297
MSCC Heloc Trust REMIC, 0.53%, 12/25/31 (i)	1,746	1,705
Nissan Auto Receivables Owner Trust, 0.84%, 10/15/16	1,830	1,829
U.S. Airways Pass-Through Trust, 5.90%, 10/01/24	1,495	1,671
Total Non-U.S. Government Agency Asset-Backed Securities (cost $34,683)		34,433
CORPORATE BONDS AND NOTES - 26.2%
ENERGY - 11.5%
Anadarko Petroleum Corp.
6.45%, 09/15/36	4,390	4,387
4.50%, 07/15/44	5,235	4,108
Apache Corp.
4.75%, 04/15/43	6,890	6,186
4.25%, 01/15/44	3,715	3,173
Chesapeake Energy Corp.
3.87%, 04/15/19 (i)	2,705	1,048
5.38%, 06/15/21 (e)	9,915	3,520
4.88%, 04/15/22	2,680	938
Devon Energy Corp., 5.85%, 12/15/25 (e)	10,470	10,110
Ecopetrol SA, 5.38%, 06/26/26	5,175	4,705
Energy Transfer Partners LP, 4.05%, 03/15/25	8,680	7,642
Ensco Plc
4.70%, 03/15/21 (e)	7,280	5,066
5.75%, 10/01/44	5,675	2,809
Enterprise Products Operating LLC, 3.70%, 02/15/26 (e)	3,145	3,123
Marathon Oil Corp., 3.85%, 06/01/25 (e)	13,025	10,589
Noble Holding International Ltd.
3.95%, 03/15/22	1,250	763
5.95%, 04/01/25	1,195	777
Petrobras Global Finance BV
2.76%, 01/15/19 (i)	1,040	845
6.25%, 03/17/24 (e)	9,440	7,549
Petroleos de Venezuela SA
6.00%, 11/15/26	15,670	4,834
6.00%, 11/15/26 (r)	5,000	1,543
5.38%, 04/12/27	6,400	2,032
Petroleos Mexicanos
3.50%, 07/23/20 (e)	3,175	3,111
4.50%, 01/23/26 (e)	2,930	2,729
6.88%, 08/04/26 (r)	2,325	2,517
5.63%, 01/23/46	4,765	4,005
Plains All American Pipeline LP, 4.65%, 10/15/25 (e)	6,030	5,579
Transocean Inc.
4.30%, 10/15/22 (l)	6,840	3,779
6.80%, 03/15/38	5,175	2,587
Weatherford International Ltd., 4.50%, 04/15/22 (e)	4,555	3,655
Williams Partners LP, 4.00%, 09/15/25	7,110	5,724
		119,433
FINANCIALS - 12.2%
Ally Financial Inc.
3.60%, 05/21/18	5,075	5,050
3.25%, 11/05/18	7,550	7,425
American Express Credit Corp., 2.60%, 09/14/20	5,005	5,128
Bank of America Corp., 2.60%, 01/15/19	3,450	3,509
Bank of America NA
1.75%, 06/05/18	7,620	7,619
2.05%, 12/07/18	1,795	1,809
Barclays Plc
2.00%, 03/16/18	3,275	3,217
2.75%, 11/08/19	6,400	6,357
Capital One NA
1.65%, 02/05/18	3,775	3,748
2.35%, 08/17/18	5,750	5,780
Citigroup Inc., 1.80%, 02/05/18	7,675	7,672
Credit Suisse
1.75%, 01/29/18	1,780	1,783
1.70%, 04/27/18	7,425	7,394
Daimler Finance North America LLC, 2.00%, 08/03/18 (r)	4,640	4,680
Ford Motor Credit Co. LLC
2.24%, 06/15/18	2,720	2,719
2.88%, 10/01/18	5,200	5,295
2.55%, 10/05/18	3,445	3,460
2.94%, 01/08/19	6,425	6,523
3.20%, 01/15/21	7,230	7,396
Goldman Sachs Group Inc., 2.75%, 09/15/20	1,725	1,752
HSBC USA Inc., 2.00%, 08/07/18	5,500	5,518
JPMorgan Chase & Co., 2.75%, 06/23/20	3,290	3,370
Manufacturers & Traders Trust Co., 1.40%, 07/25/17	6,405	6,392
New York Life Global Funding, 1.45%, 12/15/17 (r)	2,225	2,228
Reliance Standard Life Global Funding II, 2.50%, 01/15/20 (r)	1,600	1,606
Rio Oil Finance Trust, 9.25%, 07/06/24 (k)	1,990	1,234
UBS AG, 1.80%, 03/26/18	8,475	8,504
		127,168
HEALTH CARE - 0.4%
UnitedHealth Group Inc., 1.90%, 07/16/18	3,800	3,860
INDUSTRIALS - 0.1%
CNH Industrial Capital LLC, 3.88%, 07/16/18	1,150	1,144

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
MATERIALS - 0.8%
Freeport-McMoRan Copper & Gold Inc., 3.88%, 03/15/23	2,820	1,929
Freeport-McMoRan Inc., 5.40%, 11/14/34	3,735	2,288
Vale Overseas Ltd., 6.88%, 11/21/36	5,265	4,162
		8,379
TELECOMMUNICATION SERVICES - 0.7%
Verizon Communications Inc., 1.35%, 06/09/17	6,700	6,720
UTILITIES - 0.5%
Ipalco Enterprises Inc., 5.00%, 05/01/18	5,050	5,303
Total Corporate Bonds and Notes (cost $276,955)		272,007
GOVERNMENT AND AGENCY OBLIGATIONS - 52.8%
GOVERNMENT SECURITIES - 50.2%
U.S. Treasury Securities - 50.2%
U.S. Treasury Bond, 3.00%, 11/15/45	1,790	1,933
U.S. Treasury Note
0.25%, 05/15/16 (e)	162,520	162,507
1.13%, 02/28/21 (e)	111,615	111,210
1.50%, 02/28/23 (e)	85,395	85,185
1.63%, 02/15/26 (e)	163,070	160,783
		521,618
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 2.6%
Federal National Mortgage Association - 2.6%
Federal National Mortgage Association
2.50%, 05/01/23	2,903	2,989
REMIC, 1.46%, 04/25/17	3,807	3,815
REMIC, 0.69%, 12/25/17 (i)	982	979
REMIC, 0.85%, 01/25/19	10,660	10,649
REMIC, 1.37%, 07/25/19	5,876	5,898
REMIC, 0.86%, 09/25/19	2,862	2,854
		27,184
Total Government and Agency Obligations (cost $545,864)		548,802
SHORT TERM INVESTMENTS - 21.1%
Investment Company - 6.1%
JNL Money Market Fund, 0.29% (a) (h)	63,083	63,083
Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	40,732	40,732
Treasury Securities - 11.1%
U.S. Treasury Bill, 0.26%, 05/05/16 (e)	$115,475	115,448
Total Short Term Investments (cost $219,260)		219,263
Total Investments - 103.4% (cost $1,076,762)		1,074,505
Other Assets and Liabilities, Net - (3.4%)		(35,273)
Total Net Assets - 100.0%		$1,039,232

JNL/T. Rowe Price Established Growth Fund

COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 25.1%
Airbnb Inc. (c) (f) (p) (q)	85	$6,221
Amazon.com Inc. (c)	742	440,362
AutoZone Inc. (c)	87	69,073
BorgWarner Inc.	1,027	39,437
Carmax Inc. (c) (e)	514	26,245
Delphi Automotive Plc	484	36,280
Ferrari NV (c) (e)	722	30,128
HanesBrands Inc.	1,993	56,479
Hilton Worldwide Holdings Inc.	1,566	35,275
Las Vegas Sands Corp.	725	37,473
Lowe’s Cos. Inc.	1,010	76,500
Marriott International Inc. - Class A (e)	682	48,573
MGM Resorts International (c)	3,397	72,828
Netflix Inc. (c)	476	48,621
Nike Inc. - Class B	1,036	63,695
Priceline Group Inc. (c)	189	243,118
Ross Stores Inc.	619	35,828
Royal Caribbean Cruises Ltd.	428	35,193
Starbucks Corp.	895	53,455
Tesla Motors Inc. (c) (e)	290	66,580
Tractor Supply Co.	637	57,614
Walt Disney Co.	379	37,629
		1,616,607
CONSUMER STAPLES - 3.4%
Costco Wholesale Corp.	138	21,667
CVS Health Corp.	486	50,392
Philip Morris International Inc.	754	73,926
Walgreens Boots Alliance Inc.	884	74,452
		220,437
FINANCIALS - 6.1%
American Tower Corp.	1,143	117,000
BlackRock Inc.	49	16,688
Crown Castle International Corp.	591	51,078
Intercontinental Exchange Inc.	295	69,460
Morgan Stanley	2,491	62,303
State Street Corp.	668	39,068
TD Ameritrade Holding Corp.	1,244	39,233
WeWork Co. (c) (f) (p) (q)	17	636
		395,466
HEALTH CARE - 19.6%
Aetna Inc.	444	49,861
Alexion Pharmaceuticals Inc. (c)	760	105,793
Allergan Plc (c)	675	180,867
Anthem Inc.	628	87,286
Biogen Inc. (c)	167	43,421
BioMarin Pharmaceutical Inc. (c)	270	22,305
Bristol-Myers Squibb Co.	1,843	117,705
Celgene Corp. (c)	641	64,168
CIGNA Corp.	381	52,220
Gilead Sciences Inc.	599	55,000
Humana Inc.	318	58,165
Illumina Inc. (c)	120	19,518
Incyte Corp. (c)	360	26,104
Intuitive Surgical Inc. (c)	162	97,550
McKesson Corp.	355	55,839
Regeneron Pharmaceuticals Inc. (c)	94	33,737
Stryker Corp. (e)	478	51,317
UnitedHealth Group Inc.	699	90,037
Vertex Pharmaceuticals Inc. (c)	661	52,554
		1,263,447
INDUSTRIALS - 10.8%
American Airlines Group Inc.	3,090	126,713
Boeing Co.	720	91,359
Canadian Pacific Railway Ltd.	275	36,450
Danaher Corp.	1,807	171,440
FedEx Corp.	220	35,863
Flowserve Corp. (e)	676	30,021
IHS Inc. - Class A (c)	106	13,124
Kansas City Southern	99	8,451
Roper Industries Inc.	291	53,186
United Continental Holdings Inc. (c)	1,058	63,353

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Wabtec Corp.	798	63,281
		693,241
INFORMATION TECHNOLOGY - 31.2%
Alibaba Group Holding Ltd. - ADR (c) (e)	249	19,648
Alphabet Inc. - Class A (c)	305	232,685
Alphabet Inc. - Class C (c)	272	202,958
Apple Inc.	1,524	166,134
ASML Holding NV - ADR (e)	447	44,854
Facebook Inc. - Class A (c)	2,292	261,563
Fiserv Inc. (c)	419	43,022
LinkedIn Corp. (c)	190	21,772
MasterCard Inc. - Class A	1,682	158,977
Microsoft Corp.	3,575	197,469
Mobileye NV (c) (e)	1,540	57,442
NetSuite Inc. (c) (e)	432	29,553
NXP Semiconductors NV (c)	687	55,679
Palo Alto Networks Inc. (c)	291	47,392
PayPal Holdings Inc. (c)	1,054	40,681
Salesforce.com Inc. (c)	1,145	84,498
ServiceNow Inc. (c)	576	35,264
Tencent Holdings Ltd.	4,320	88,320
VeriSign Inc. (c) (e)	701	62,058
Visa Inc. - Class A	2,082	159,224
		2,009,193
MATERIALS - 1.1%
Ashland Inc.	379	41,686
Martin Marietta Materials Inc.	167	26,686
		68,372
TELECOMMUNICATION SERVICES - 0.5%
T-Mobile US Inc. (c)	803	30,770
Total Common Stocks (cost $5,223,785)		6,297,533
PREFERRED STOCKS - 0.6%
FINANCIALS - 0.1%
WeWork Co. (c) (f) (p) (q)	152	5,720
INDUSTRIALS - 0.1%
Beijing Xiaoju Kuaizhi Co. Ltd (c) (f) (p) (q)	246	5,345
INFORMATION TECHNOLOGY - 0.4%
Airbnb Inc. - Series D (c) (f) (p) (q)	167	12,247
Dropbox Inc. - Class A (c) (f) (p) (q)	437	4,808
Flipkart Ltd. (c) (f) (p) (q)	10	879
Flipkart Ltd. - Series A (c) (f) (p) (q)	3	300
Flipkart Ltd. - Series C (c) (f) (p) (q)	6	530
Flipkart Ltd. - Series E (c) (f) (p) (q)	11	985
Flipkart Ltd. - Series G (c) (f) (p) (q)	51	4,487
Flipkart Ltd. - Series H (c) (f) (p) (q)	47	4,167
LivingSocial - Series F (c) (f) (p) (q)	154	—
		28,403
Total Preferred Stocks (cost $44,427)		39,468
SHORT TERM INVESTMENTS - 6.0%
Investment Companies - 1.7%
JNL Money Market Fund, 0.29% (a) (h)	5,000	5,000
T. Rowe Price Reserves Investment Fund, 0.32% (a) (h)	105,604	105,604
		110,604
Securities Lending Collateral - 4.3%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	275,963	275,963
Total Short Term Investments (cost $386,567)		386,567
Total Investments - 104.4% (cost $5,654,779)		6,723,568
Other Assets and Liabilities, Net - (4.4%)		(283,053)
Total Net Assets - 100.0%		$6,440,515

JNL/T. Rowe Price Mid-Cap Growth Fund

COMMON STOCKS - 93.7%
CONSUMER DISCRETIONARY - 17.3%
ARAMARK Corp.	676	$22,389
AutoZone Inc. (c)	75	59,752
BorgWarner Inc. (e)	752	28,877
Carmax Inc. (c) (e)	1,171	59,838
Chipotle Mexican Grill Inc. - Class A (c) (e)	10	4,710
Choice Hotels International Inc. (e)	457	24,701
Dollar General Corp.	600	51,360
Ferrari NV (c) (e)	225	9,382
HanesBrands Inc.	1,277	36,190
Harley-Davidson Inc. (e)	290	14,886
Harman International Industries Inc. (e)	165	14,692
L Brands Inc.	302	26,519
Marriott International Inc. - Class A (e)	600	42,708
MGM Resorts International (c)	790	16,938
Michaels Cos. Inc. (c)	943	26,376
Norwegian Cruise Line Holdings Ltd. (c)	1,133	62,643
O’Reilly Automotive Inc. (c)	181	49,532
PVH Corp.	187	18,524
Royal Caribbean Cruises Ltd.	315	25,877
ServiceMaster Global Holdings Inc. (c)	444	16,730
Tesla Motors Inc. (c) (e)	21	4,825
TripAdvisor Inc. (c)	224	14,896
		632,345
CONSUMER STAPLES - 2.2%
Pinnacle Foods Inc.	23	1,028
Sprouts Farmers Market Inc. (c)	747	21,693
TreeHouse Foods Inc. (c)	226	19,606
WhiteWave Foods Co. - Class A (c)	677	27,513
Whole Foods Market Inc. (e)	337	10,484
		80,324
ENERGY - 1.7%
Cimarex Energy Co. (e)	60	5,836
Concho Resources Inc. (c) (e)	151	15,257
EQT Corp. (e)	526	35,379
Pioneer Natural Resources Co. (e)	38	5,348
		61,820
FINANCIALS - 10.4%
CBOE Holdings Inc.	603	39,394
E*TRADE Financial Corp. (c)	600	14,694
FactSet Research Systems Inc.	90	13,638
FNF Group	1,501	50,884
Intercontinental Exchange Inc.	167	39,268
Jones Lang LaSalle Inc.	225	26,397
LPL Financial Holdings Inc. (e)	224	5,555
MSCI Inc. - Class A	451	33,410
Oaktree Capital Group LLC - Class A	166	8,189
Progressive Corp.	1,163	40,868
TD Ameritrade Holding Corp.	1,139	35,913
WeWork Co. (c) (f) (p) (q)	89	3,361

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Willis Towers Watson Plc	588	69,772
		381,343
HEALTH CARE - 17.6%
Acadia HealthCare Co. Inc. (c)	298	16,423
Agilent Technologies Inc.	1,051	41,882
Alkermes Plc (c)	825	28,207
Alnylam Pharmaceuticals Inc. (c)	86	5,398
Baxalta Inc.	601	24,280
Bruker Corp.	1,408	39,424
Catalent Inc. (c)	978	26,083
Cooper Cos. Inc.	278	42,804
DENTSPLY SIRONA Inc.	757	46,654
Envision Healthcare Holdings Inc. (c)	525	10,710
Henry Schein Inc. (c)	288	49,717
Hologic Inc. (c)	751	25,910
Idexx Laboratories Inc. (c)	210	16,447
Illumina Inc. (c)	82	13,293
IMS Health Holdings Inc. (c)	717	19,036
Incyte Corp. (c)	262	18,987
Intuitive Surgical Inc. (c)	68	40,871
Mallinckrodt Plc (c)	120	7,354
MEDNAX Inc. (c)	601	38,837
Mettler-Toledo International Inc. (c) (e)	34	11,722
Teleflex Inc. (e)	379	59,507
Universal Health Services Inc. - Class B	150	18,708
Veeva Systems Inc. - Class A (c) (e)	451	11,293
Vertex Pharmaceuticals Inc. (c)	187	14,865
West Pharmaceutical Services Inc.	242	16,775
		645,187
INDUSTRIALS - 19.5%
Acuity Brands Inc.	128	27,922
Allegion Plc	570	36,315
AMETEK Inc.	686	34,286
Colfax Corp. (c)	563	16,096
DigitalGlobe Inc. (c)	849	14,686
Equifax Inc.	451	51,545
IDEX Corp.	630	52,214
IHS Inc. - Class A (c)	417	51,775
JB Hunt Transport Services Inc.	339	28,557
Kansas City Southern	453	38,709
KAR Auction Services Inc.	450	17,163
Manpower Inc.	266	21,658
Middleby Corp. (c) (e)	136	14,521
Old Dominion Freight Line Inc. (c) (e)	302	21,025
Rexnord Corp. (c)	292	5,904
Rockwell Collins Inc. (e)	180	16,598
Roper Industries Inc.	302	55,196
Sensata Technologies Holding NV (c)	900	34,956
Textron Inc.	1,501	54,726
TransUnion LLC (c)	224	6,185
Verisk Analytics Inc. - Class A (c)	526	42,038
WABCO Holdings Inc. (c)	115	12,296
Waste Connections Inc.	585	37,785
Xylem Inc. (e)	561	22,945
		715,101
INFORMATION TECHNOLOGY - 18.3%
Akamai Technologies Inc. (c)	450	25,007
Atlassian Corp. Plc - Class A (c) (e)	272	6,841
Atlassian Corp. Plc - Class A (c) (f) (p) (q)	329	7,872
Atmel Corp.	2,517	20,438
Cognex Corp.	242	9,426
CoreLogic Inc. (c)	749	25,990
Dropbox Inc. (c) (f) (p) (q)	42	466
FEI Co.	316	28,127
Fidelity National Information Services Inc.	376	23,805
Fiserv Inc. (c)	902	92,527
Gartner Inc. - Class A (c)	263	23,499
Global Payments Inc.	601	39,245
Guidewire Software Inc. (c)	52	2,833
Harris Corp.	214	16,662
Keysight Technologies Inc. (c)	1,140	31,624
LinkedIn Corp. - Class A (c)	15	1,715
Match Group Inc. (c) (e)	415	4,590
Microchip Technology Inc. (e)	946	45,597
Mobileye NV (c) (e)	378	14,096
NetSuite Inc. (c) (e)	113	7,739
NXP Semiconductors NV (c)	175	14,163
Palo Alto Networks Inc. (c)	97	15,825
Red Hat Inc. (c)	563	41,949
ServiceNow Inc. (c)	135	8,259
SS&C Technologies Holdings Inc. (e)	299	18,963
Vantiv Inc. - Class A (c)	751	40,464
VeriSign Inc. (c) (e)	752	66,582
Xilinx Inc.	375	17,786
Zillow Group Inc. - Class A (c) (e)	248	6,336
Zillow Group Inc. - Class C (c) (e)	455	10,797
		669,223
MATERIALS - 5.4%
Air Products & Chemicals Inc.	264	38,029
Ashland Inc.	175	19,243
Ball Corp. (e)	525	37,427
Celanese Corp. - Class A	303	19,847
Franco-Nevada Corp.	375	23,017
Martin Marietta Materials Inc. (e)	190	30,307
RPM International Inc.	600	28,398
		196,268
TELECOMMUNICATION SERVICES - 1.3%
T-Mobile US Inc. (c)	1,283	49,139
Total Common Stocks (cost $2,752,846)		3,430,750
PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.0%
LivingSocial (c) (f) (p) (q)	719	—
FINANCIALS - 0.3%
WeWork Co. - Series D-1 (c) (f) (p) (q)	156	5,858
WeWork Co. - Series D-2 (c) (f) (p) (q)	122	4,603
		10,461
INFORMATION TECHNOLOGY - 0.1%
Dropbox Inc. - Series A-1 (c) (f) (p) (q) (v)	258	2,845
Dropbox Inc. - Series A (c) (f) (p) (q) (v)	53	579
		3,424
Total Preferred Stocks (cost $11,503)		13,885
SHORT TERM INVESTMENTS - 12.1%
Investment Companies - 5.7%
JNL Money Market Fund, 0.29% (a) (h)	4,459	4,459
T. Rowe Price Reserves Investment Fund, 0.32% (a) (h)	204,118	204,118
		208,577

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 6.4%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	234,026	234,026
Total Short Term Investments (cost $442,603)		442,603
Total Investments - 106.2% (cost $3,206,952)		3,887,238
Other Assets and Liabilities, Net - (6.2%)		(226,721)
Total Net Assets - 100.0%		$3,660,517

JNL/T. Rowe Price Short-Term Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 30.7%
Ally Auto Receivables Trust
0.75%, 06/20/16	$1,130	$1,130
3.15%, 08/15/16 (r)	960	963
Ally Master Owner Trust
1.29%, 01/15/17	2,065	2,063
1.63%, 05/15/18	8,755	8,742
American Express Credit Account Master Trust, 1.26%, 06/15/17	2,775	2,782
AmeriCredit Automobile Receivables Trust
1.52%, 03/15/17	915	915
0.96%, 04/09/18	157	157
1.19%, 05/08/18	1,772	1,771
1.60%, 07/08/19	2,305	2,301
1.26%, 11/08/19	5,560	5,551
1.27%, 01/08/20	2,945	2,930
1.70%, 07/08/20	1,695	1,699
1.81%, 10/08/20	580	582
ARI Fleet Lease Trust
0.81%, 12/15/16 (r)	1,236	1,233
1.11%, 11/15/18 (r)	3,321	3,312
1.67%, 09/15/23 (r)	3,780	3,767
1.82%, 07/15/24 (r)	4,540	4,539
Ascentium Equipment Receivables LLC
1.15%, 07/10/17 (r)	994	994
1.93%, 03/11/19 (r)	9,455	9,468
BAMLL Commercial Mortgage Securities Trust REMIC, 2.72%, 06/15/18 (i) (r)	3,470	3,524
Banc of America Commercial Mortgage Trust REMIC
5.45%, 09/10/16	190	192
5.63%, 07/10/46	774	775
Bank of America Corp. REMIC, 5.81%, 08/10/17 (i)	160	166
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.54%, 07/11/16	831	834
5.54%, 09/12/16	1,495	1,507
5.20%, 12/11/38	4,279	4,329
BMW Vehicle Lease Trust, 1.51%, 08/20/18	1,790	1,788
BMW Vehicle Owner Trust REMIC, 1.50%, 06/25/18	1,050	1,055
Capital Auto Receivables Asset Trust
1.39%, 10/15/17	710	710
1.09%, 03/20/18	4,583	4,580
1.26%, 05/21/18	4,790	4,788
1.32%, 06/20/18	2,070	2,071
1.73%, 08/15/18	1,475	1,479
1.48%, 11/20/18	1,060	1,061
1.62%, 03/20/19	2,785	2,789
1.94%, 01/21/20	2,380	2,392
1.73%, 04/20/20	1,860	1,863
CarMax Auto Owner Trust
1.32%, 07/15/19	2,665	2,663
1.69%, 08/15/19	325	325
1.38%, 11/15/19	1,920	1,923
1.93%, 11/15/19	460	460
1.37%, 03/16/20	2,560	2,561
1.61%, 11/16/20	3,810	3,824
CCG Receivables Trust
1.46%, 11/14/18 (r)	2,850	2,848
1.06%, 11/15/21 (r)	922	920
Citibank Credit Card Issuance Trust, 1.02%, 02/22/17	5,020	5,021
Citigroup Commercial Mortgage Trust
1.64%, 07/10/20	3,630	3,616
REMIC, 1.20%, 12/10/18	828	816
REMIC, 1.24%, 03/10/19	1,444	1,437
REMIC, 1.39%, 06/10/19	908	905
REMIC, 1.49%, 09/10/19	467	466
REMIC, 1.35%, 11/10/19	1,584	1,578
REMIC, 1.65%, 04/15/20	1,274	1,273
REMIC, 1.64%, 08/10/20	1,737	1,729
CNH Equipment Trust
1.05%, 05/15/18	2,640	2,635
1.48%, 12/15/19	5,400	5,393
REMIC, 1.37%, 12/17/18	4,350	4,349
REMIC, 1.66%, 11/16/20	3,420	3,429
CNH Wholesale Master Note Trust, 1.04%, 08/15/16 (i) (r)	2,275	2,272
COMM Mortgage Trust
1.60%, 04/10/20	2,665	2,671
REMIC, 1.28%, 02/13/17 (i) (r)	1,280	1,254
REMIC, 1.22%, 10/10/18	3,850	3,838
REMIC, 1.37%, 11/10/18	2,372	2,363
REMIC, 1.28%, 12/10/18	1,061	1,057
REMIC, 1.44%, 05/15/19	1,369	1,366
REMIC, 1.65%, 06/12/20	2,549	2,557
REMIC, 1.74%, 07/10/20	2,392	2,410
REMIC, 1.77%, 10/10/20	801	811
Commercial Mortgage Pass-Through Certificates REMIC
1.30%, 12/10/18	1,078	1,072
1.26%, 01/10/19	1,539	1,532
1.42%, 07/10/19	1,985	1,979
1.45%, 08/10/19	1,518	1,516
1.32%, 09/10/19	794	790
1.67%, 11/13/19	5,427	5,438
3.22%, 10/10/20	4,595	4,828
Commercial Mortgage Trust REMIC
1.31%, 11/10/18	518	515
1.38%, 12/10/18	1,059	1,054
1.49%, 08/10/19	573	573
1.57%, 10/10/19	858	860
CSAIL Commercial Mortgage Trust REMIC
1.45%, 10/18/19	5,881	5,862
1.68%, 10/18/19	597	598
1.72%, 05/15/20	2,278	2,280
1.75%, 07/17/20	989	991
DB Master Finance LLC, 3.26%, 02/20/19 (r)	4,920	4,844
Diamond Resorts Owner Trust
2.27%, 05/20/26 (r)	930	921
2.54%, 05/20/27 (r)	1,508	1,491
2.99%, 05/22/28 (r)	1,692	1,693
REMIC, 2.73%, 07/20/27 (r)	1,395	1,381
Discover Card Execution Note Trust
1.39%, 10/16/17 (e)	4,865	4,884
1.64%, 01/15/19	9,295	9,365
Dominos Pizza Master Issuer LLC, 5.22%, 01/25/19 (r)	2,336	2,391

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Elara HGV Timeshare Issuer LLC, 2.53%, 02/25/27 (r)	963	958
Enterprise Fleet Financing LLC
1.06%, 05/20/16 (r)	316	316
0.87%, 12/20/16 (r)	570	569
1.05%, 08/21/17 (r)	5,145	5,124
1.30%, 11/20/17 (r)	3,027	3,009
1.59%, 04/20/18 (r)	4,440	4,432
1.83%, 11/20/18 (r)	8,645	8,636
Exeter Automobile Receivables Trust, 1.06%, 08/15/18 (r)	108	108
Fannie Mae Connecticut Avenue Securities
1.93%, 07/25/19 (i)	1,265	1,266
1.93%, 07/25/19 (i)	2,830	2,829
2.53%, 08/25/28 (i)	4,692	4,686
2.59%, 09/25/28 (i)	1,300	1,301
Ford Credit Auto Lease Trust
1.23%, 04/15/16	242	242
1.51%, 05/15/16	1,375	1,375
1.10%, 11/15/17	1,975	1,975
1.31%, 08/15/18	1,465	1,463
Ford Credit Auto Owner Trust
1.06%, 05/15/19	2,975	2,974
1.16%, 11/15/19	2,890	2,890
1.41%, 02/15/20	2,830	2,842
1.39%, 07/15/20	1,310	1,314
Ford Credit Floorplan Master Owner Trust
1.40%, 08/15/17	3,595	3,593
1.42%, 01/15/18	3,075	3,078
GE Dealer Floorplan Master Note Trust
0.83%, 04/20/16 (i)	4,635	4,635
0.81%, 07/20/17 (i)	5,835	5,810
0.88%, 10/20/17 (i)	3,615	3,592
GE Equipment Small Ticket LLC, 0.95%, 12/24/16 (r)	3,592	3,589
GM Financial Automobile Leasing Trust
1.69%, 03/20/19	6,880	6,890
1.64%, 07/20/19	4,745	4,738
GMF Floorplan Owner Revolving Trust, 1.65%, 05/15/18 (r)	2,815	2,811
GreatAmerica Leasing Receivables Funding LLC
0.89%, 01/15/17 (r)	1,807	1,802
1.73%, 12/20/18 (r)	5,360	5,346
Greenwich Capital Commercial Funding Corp. REMIC, 5.89%, 06/10/16 (i)	565	566
GS Mortgage Securities Trust REMIC
1.21%, 04/10/18	768	767
1.29%, 05/10/19	1,142	1,137
1.53%, 12/12/19	2,104	2,104
1.59%, 04/10/20	2,319	2,309
2.50%, 07/25/44 (i) (r)	789	781
1.51%, 09/10/47	2,051	2,049
GSMS Mortgage Securities Trust REMIC, 1.34%, 04/10/24	2,313	2,308
Hilton Grand Vacations Trust, 1.77%, 11/25/26 (r)	1,502	1,477
Honda Auto Receivables Owner Trust
0.99%, 10/16/17	2,560	2,559
1.05%, 12/15/17	2,555	2,554
1.22%, 01/18/19	2,120	2,118
Hyundai Auto Lease Securitization Trust
1.60%, 06/15/18 (r)	2,635	2,640
1.26%, 09/17/18 (r)	1,630	1,631
1.65%, 08/15/19 (r)	4,385	4,402
Hyundai Auto Lease Securitization Trust 2015-B, 1.40%, 12/15/17 (r)	2,425	2,427
Hyundai Auto Receivables Trust
1.05%, 04/15/19	2,200	2,200
1.56%, 09/15/20	790	793
John Deere Owner Trust
0.60%, 04/15/16	260	260
1.32%, 05/15/18	1,200	1,201
1.36%, 04/15/20	5,305	5,300
JPMBB Commercial Mortgage Securities Trust REMIC
1.26%, 07/15/18	1,446	1,440
1.27%, 01/15/19	1,227	1,222
1.32%, 03/15/19	876	871
1.45%, 06/15/19	629	626
1.65%, 08/15/19	883	882
1.54%, 09/15/19	394	392
1.60%, 10/15/19	4,182	4,164
1.41%, 12/15/19	1,939	1,924
1.45%, 01/15/20	4,720	4,688
1.51%, 04/15/20	1,151	1,145
1.63%, 04/15/20	1,437	1,432
1.74%, 04/15/20	5,693	5,693
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
1.27%, 03/15/19	1,139	1,132
5.94%, 04/15/45 (i)	2,280	2,283
JPMorgan Mortgage Trust REMIC, 2.69%, 07/25/35 (i)	152	150
Kubota Credit Owner Trust REMIC, 1.54%, 03/15/19 (r)	4,365	4,363
Lanark Master Issuer Plc REMIC, 1.12%, 12/22/54 (i) (r)	4,232	4,229
LB-UBS Commercial Mortgage Trust REMIC, 4.57%, 01/15/31	51	51
Mercedes-Benz Auto Lease Trust
1.10%, 12/15/16	5,080	5,082
1.52%, 04/16/18	4,340	4,345
Mercedes-Benz Auto Receivables Trust, 1.34%, 10/15/18	4,440	4,451
Merrill Lynch Mortgage Trust REMIC, 5.78%, 08/12/43 (i)	1,125	1,131
MMAF Equipment Finance LLC
0.87%, 01/08/19 (r)	6,215	6,186
1.39%, 10/16/19 (r)	1,660	1,653
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
1.31%, 08/15/18	1,036	1,031
1.25%, 11/15/18	828	823
1.29%, 03/15/19	821	817
1.55%, 06/15/19	1,429	1,425
1.69%, 07/15/19	1,352	1,353
1.57%, 09/15/19	2,654	2,648
1.71%, 07/15/20	2,116	2,126
Morgan Stanley Capital I Inc., 1.64%, 07/15/20	2,538	2,551
Morgan Stanley Capital I Trust REMIC, 5.73%, 07/12/44 (i)	621	620
Motor Plc, 0.91%, 08/25/21 (i) (r)	415	414
MVW Owner Trust
2.25%, 10/20/24 (r)	1,373	1,350
2.15%, 04/22/30 (r)	435	432
2.52%, 12/20/32 (r)	3,928	3,921
Nationstar HECM Loan Trust, 2.98%, 02/25/18 (f) (r)	728	728
Nissan Auto Lease Trust, 1.40%, 08/15/17	4,370	4,377
Nissan Auto Receivables Owner Trust
1.34%, 12/17/18	4,440	4,448
1.11%, 05/15/19	1,155	1,155
1.34%, 10/15/20	2,295	2,297
Nissan Master Owner Trust Receivables, 1.44%, 01/15/18	3,025	3,028

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
OneMain Financial Issuance Trust
4.10%, 07/18/19 (r)	1,460	1,469
3.66%, 02/20/29 (r)	1,365	1,345
RSB Bondco LLC, 5.72%, 04/01/16	20	20
SBA Tower Trust
3.16%, 10/15/20 (f) (r)	855	856
REMIC, 2.93%, 12/15/17 (r)	7,540	7,506
REMIC, 2.24%, 04/16/18 (r)	2,925	2,904
REMIC, 3.60%, 04/16/18 (r)	2,270	2,268
Sierra Receivables Funding Co. LLC
2.58%, 06/20/23 (r)	769	769
2.40%, 03/20/32 (r)	2,248	2,223
Sierra Timeshare Receivables Funding LLC
2.05%, 06/20/31 (r)	889	884
2.30%, 10/20/31 (r)	1,204	1,201
2.43%, 06/20/32 (r)	2,331	2,304
SLM Student Loan Trust
2.27%, 01/24/17 (i)	185	184
2.12%, 10/25/17 (i)	1,591	1,573
2.32%, 07/25/23 (i)	2,220	2,228
SMART Trust
0.95%, 03/14/17	2,527	2,521
0.97%, 03/14/17	99	99
0.99%, 08/14/17	1,151	1,150
1.66%, 08/14/18	8,370	8,340
1.18%, 02/14/19	1,029	1,025
Structured Asset Securities Corp. REMIC, 2.69%, 09/25/33 (i)	313	300
SunTrust Auto Receivables Trust, 1.42%, 04/16/18 (r)	5,550	5,533
Synchrony Credit Card Master Note Trust
1.61%, 11/15/17	5,310	5,327
1.69%, 03/15/18	3,550	3,518
1.60%, 04/16/18	4,360	4,366
Towd Point Mortgage Trust REMIC
2.75%, 09/25/22 (i) (r)	3,114	3,111
2.75%, 02/25/23 (i) (r)	3,444	3,441
2.75%, 02/25/55 (i) (r)	1,950	1,948
3.00%, 02/25/55 (i) (r)	2,290	2,291
Toyota Auto Receivables Owner Trust
1.44%, 04/15/20	650	652
1.69%, 12/15/20	2,280	2,297
Volkswagen Auto Loan Enhanced Trust, 1.39%, 05/20/18	4,745	4,681
Volkswagen Credit Auto Master Trust, 1.40%, 07/20/17 (r)	4,095	4,049
Volvo Financial Equipment LLC
0.82%, 04/16/18 (r)	1,458	1,455
1.67%, 02/18/20 (r)	1,320	1,320
Wells Fargo Commercial Mortgage Trust REMIC
1.57%, 10/18/19	1,190	1,190
1.44%, 11/15/19	3,292	3,284
1.73%, 02/15/20	3,747	3,750
1.53%, 02/18/20	1,713	1,707
1.45%, 02/15/48	1,789	1,780
3.02%, 07/15/58	3,900	4,054
1.58%, 01/15/59	3,655	3,646
Wells Fargo Mortgage Backed Securities Trust REMIC
2.72%, 06/25/34 (i)	101	101
2.97%, 04/25/35 (i)	891	888
Wells Fargo-RBS Commercial Mortgage Trust, 1.47%, 12/17/19	3,172	3,158
Wendys Funding LLC, 3.37%, 06/15/45 (r)	7,219	7,086
WF-RBS Commercial Mortgage Trust REMIC
1.19%, 12/15/18	1,181	1,177
1.28%, 02/15/19	1,979	1,973
1.41%, 08/15/47	2,256	2,253
1.39%, 11/15/47	271	270
1.48%, 09/15/57	1,491	1,490
1.66%, 10/14/57	672	674
Wheels SPV 2 LLC, 0.84%, 05/20/17 (r)	978	975
Wheels SPV LLC, 1.27%, 04/20/18 (r)	1,165	1,155
World Omni Auto Receivables Trust
1.77%, 03/16/20	8,860	8,925
1.34%, 05/15/20	1,125	1,125
1.49%, 12/15/20	3,385	3,391
World Omni Automobile Lease Securitization Trust, 1.37%, 01/15/20	895	895
Total Non-U.S. Government Agency Asset- Backed Securities (cost $589,089)		587,390

CORPORATE BONDS AND NOTES - 46.0%
CONSUMER DISCRETIONARY - 3.8%
AutoZone Inc., 1.30%, 01/13/17 (e)	2,490	2,498
Brinker International Inc., 2.60%, 05/15/18	1,455	1,465
CCO Safari II LLC, 3.58%, 07/23/20 (r)	2,875	2,939
Delphi Automotive Plc, 3.15%, 11/19/20	4,790	4,892
Dollar General Corp., 4.13%, 07/15/17	4,540	4,687
GLP Capital LP, 4.38%, 11/01/18 (e)	3,600	3,699
Hyatt Hotels Corp., 3.88%, 08/15/16	1,195	1,204
Interpublic Group of Cos. Inc., 2.25%, 11/15/17	6,160	6,161
INVISTA Finance LLC, 4.25%, 10/15/19 (r)	3,795	3,643
Lowe’s Cos. Inc., 1.23%, 09/14/18 (e) (i)	1,145	1,152
McDonald’s Corp., 2.10%, 12/07/18	1,010	1,031
Newell Rubbermaid Inc.
2.05%, 12/01/17 (e)	960	963
2.15%, 10/15/18	3,425	3,426
2.60%, 03/29/19 (l)	5,585	5,667
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	4,030
Omnicom Group Inc., 4.45%, 08/15/20 (e)	3,845	4,207
Thomson Reuters Corp.
0.88%, 05/23/16 (e)	6,505	6,501
1.30%, 02/23/17	1,935	1,932
Time Warner Cable Inc.
5.85%, 05/01/17	875	912
8.25%, 04/01/19	4,550	5,298
Whirlpool Corp.
1.35%, 03/01/17	1,045	1,045
1.65%, 11/01/17	1,565	1,569
Wyndham Worldwide Corp., 2.95%, 03/01/17	3,195	3,225
		72,146
CONSUMER STAPLES - 2.6%
Bunge Ltd. Finance Corp., 3.20%, 06/15/17	7,785	7,839
CVS Caremark Corp., 1.20%, 12/05/16	1,765	1,769
CVS Health Corp., 1.90%, 07/20/18	4,780	4,850
Heineken NV, 1.40%, 10/01/17 (r)	2,565	2,575
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	7,016
Kimberly-Clark Corp., 1.40%, 02/15/19	4,640	4,685
Kroger Co., 1.20%, 10/17/16	1,315	1,317
Mead Johnson Nutrition Co., 3.00%, 11/15/20	970	997
PepsiCo Inc., 1.00%, 10/13/17 (e)	6,075	6,086
Philip Morris International Inc., 1.38%, 02/25/19	6,625	6,647
Reynolds American Inc., 2.30%, 06/12/18	2,570	2,622
Tyson Foods Inc., 2.65%, 08/15/19	2,400	2,462
WM Wrigley Jr. Co., 1.40%, 10/21/16 (r)	785	787
		49,652
ENERGY - 6.0%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,910	1,941
6.38%, 09/15/17	6,615	6,927

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,332
Cameron International Corp.
1.15%, 12/15/16	620	620
1.40%, 06/15/17	2,265	2,238
Canadian Natural Resources Ltd., 5.70%, 05/15/17	4,295	4,428
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,489
3.13%, 01/20/20	5,900	5,996
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	1,831	1,830
CNOOC Nexen Finance 2014 ULC, 1.63%, 04/30/17	1,835	1,831
Columbia Pipeline Group Inc., 2.45%, 06/01/18 (r)	1,520	1,505
ConocoPhillips Co.
1.05%, 12/15/17	2,205	2,173
5.20%, 05/15/18	495	524
DCP Midstream Operating LP, 2.50%, 12/01/17	4,640	4,420
Delek & Avner Tamar Bond Ltd., 2.80%, 12/30/16 (r)	1,245	1,242
Enbridge Inc.
1.26%, 10/01/16 (i)	5,230	5,179
1.08%, 06/02/17 (e) (i)	1,580	1,514
Energy Transfer Partners LP
6.13%, 02/15/17	1,265	1,296
6.70%, 07/01/18	1,465	1,537
EnLink Midstream Partners LP, 2.70%, 04/01/19	630	563
Enterprise Products Operating LLC, 2.55%, 10/15/19 (e)	1,425	1,424
Exxon Mobil Corp.
1.31%, 03/06/18 (e)	5,805	5,832
1.01%, 03/06/22 (i)	8,240	8,005
Hess Corp., 1.30%, 06/15/17	770	761
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	1,160	1,194
Korea National Oil Corp., 4.00%, 10/27/16 (r)	1,725	1,753
Marathon Oil Corp., 6.00%, 10/01/17	2,790	2,828
Murphy Oil Corp., 2.50%, 12/01/17 (l)	6,955	6,521
Nabors Industries Inc., 2.35%, 09/15/16	1,730	1,723
ONEOK Partners LP, 3.20%, 09/15/18	270	261
Petroleos Mexicanos
3.50%, 07/18/18	2,230	2,260
3.13%, 01/23/19	565	560
3.50%, 07/23/20	1,390	1,362
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	7,311
Rowan Cos. Inc., 5.00%, 09/01/17	995	958
SESI LLC
6.38%, 05/01/19	4,245	3,449
7.13%, 12/15/21 (e)	3,995	3,016
TransCanada PipeLines Ltd., 1.31%, 06/30/16 (i)	5,985	5,980
Transocean Inc., 5.80%, 12/15/16 (l)	1,285	1,281
		114,064
FINANCIALS - 20.1%
Aflac Inc., 2.65%, 02/15/17	645	654
AIA Group Ltd., 2.25%, 03/11/19 (r)	1,086	1,091
American Campus Communities Operating Partnership, 3.35%, 10/01/20	1,565	1,599
American Express Co., 1.21%, 05/22/18 (i)	7,075	7,028
Anheuser-Busch InBev Finance Inc., 1.90%, 02/01/19	7,165	7,269
Aon Plc, 2.80%, 03/15/21	4,310	4,358
Bank of America Corp.
1.70%, 08/25/17	1,155	1,157
2.00%, 01/11/18	2,475	2,485
5.65%, 05/01/18	1,400	1,503
Bank of America NA, 1.75%, 06/05/18	3,635	3,635
Bank of New York Mellon Corp., 2.50%, 04/15/21	3,270	3,336
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (r)	5,935	5,947
Banque Federative du Credit Mutuel SA
1.70%, 01/20/17 (e) (r)	4,140	4,151
2.50%, 10/29/18 (r)	4,075	4,134
Barclays Bank Plc
5.00%, 09/22/16 (e)	2,655	2,703
6.05%, 12/04/17 (r)	5,700	6,034
BB&T Corp., 1.49%, 06/15/18 (i)	2,115	2,114
BPCE SA
1.63%, 01/26/18	4,461	4,456
2.50%, 12/10/18	4,080	4,153
Capital One Bank USA NA, 1.15%, 11/21/16 (e)	1,200	1,199
Citigroup Inc.
1.55%, 08/14/17	8,420	8,419
1.85%, 11/24/17	1,645	1,649
1.80%, 02/05/18	1,425	1,424
1.70%, 04/27/18	2,300	2,292
Citizens Bank NA, 2.50%, 03/14/19	4,030	4,070
Commonwealth Bank of Australia, 1.75%, 11/02/18	6,984	6,995
Credit Suisse, 1.38%, 05/26/17	5,805	5,789
Crown Castle International Corp., 3.40%, 02/15/21	1,580	1,604
Daimler Finance North America LLC
1.13%, 03/10/17 (r)	5,590	5,586
1.48%, 08/01/18 (i) (r)	3,745	3,732
Discover Bank
2.00%, 02/21/18	360	358
7.00%, 04/15/20	4,490	5,107
Discover Financial Services, 6.45%, 06/12/17	835	875
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	4,977
Experian Finance Plc, 2.38%, 06/15/17 (r)	2,080	2,077
Fidelity National Financial Inc., 6.60%, 05/15/17	7,825	8,183
Fifth Third Bank
1.15%, 11/18/16	2,855	2,859
1.35%, 06/01/17	2,960	2,959
Ford Motor Credit Co. LLC
3.00%, 06/12/17	4,470	4,529
1.68%, 09/08/17	7,615	7,584
GE Capital International Funding Co., 0.96%, 04/15/16 (r)	8,313	8,314
General Motors Financial Co. Inc.
4.75%, 08/15/17	3,740	3,861
3.10%, 01/15/19	2,425	2,467
3.15%, 01/15/20	4,705	4,721
Goldman Sachs Group Inc.
6.25%, 09/01/17	8,888	9,461
6.15%, 04/01/18	1,780	1,926
2.90%, 07/19/18	2,050	2,098
2.75%, 09/15/20	1,090	1,107
HBOS Plc, 6.75%, 05/21/18 (r)	4,635	5,013
HPHT Finance 15 Ltd., 2.25%, 03/17/18 (r)	1,548	1,547
HSBC Bank Plc, 1.26%, 05/15/18 (i) (r)	4,875	4,849
Huntington National Bank, 2.20%, 11/06/18	6,010	6,036
Hyundai Capital America
1.45%, 02/06/17 (r)	1,845	1,843
2.50%, 03/18/19 (r)	4,950	4,989
Hyundai Capital America Inc., 2.40%, 10/30/18 (r)	2,625	2,643
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	5,345	5,400

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.50%, 09/13/17 (r)	1,725	1,765
Intercontinental Exchange Group Inc., 2.50%, 10/15/18 (e)	1,375	1,400
Intercontinental Exchange Inc., 2.75%, 12/01/20	2,970	3,038
JPMorgan Chase & Co., 2.00%, 08/15/17	8,560	8,645
Legg Mason Inc., 2.70%, 07/15/19	635	641
Lloyds Bank Plc, 2.30%, 11/27/18	2,350	2,370
Manufacturers & Traders Trust Co., 1.25%, 01/30/17	5,705	5,707
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	1,655	1,686
McGraw-Hill Financial Inc., 2.50%, 08/15/18	780	791
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	6,485	6,893
6.88%, 04/25/18	5,020	5,513
Metropolitan Life Global Funding I
1.30%, 04/10/17 (r)	4,025	4,031
1.50%, 01/10/18 (e) (r)	4,520	4,527
Mizuho Bank Ltd.
1.70%, 09/25/17 (r)	3,255	3,253
2.15%, 10/20/18 (r)	2,385	2,387
Morgan Stanley
1.90%, 04/25/18 (i)	5,755	5,792
1.47%, 01/24/19 (i)	10,550	10,474
National Bank of Canada, 1.45%, 11/07/17	8,005	8,005
National Rural Utilities Cooperative Finance Corp., 1.65%, 02/08/19	2,820	2,829
Nationwide Building Society, 2.35%, 01/21/20 (e) (r)	2,545	2,547
New York Life Global Funding, 1.55%, 11/02/18 (r)	3,990	4,000
Nordea Bank AB
0.88%, 05/13/16 (r)	10,140	10,142
1.88%, 09/17/18 (r)	2,040	2,048
PACCAR Financial Corp., 1.65%, 02/25/19	1,580	1,586
PNC Bank NA, 1.15%, 11/01/16	2,845	2,849
Principal Financial Group Inc., 1.85%, 11/15/17	980	982
Principal Life Global Funding II, 2.20%, 04/08/20 (e) (r)	3,305	3,327
Regions Bank, 7.50%, 05/15/18	961	1,059
Reinsurance Group of America Inc., 6.45%, 11/15/19	630	707
Santander Bank NA, 2.00%, 01/12/18	1,010	1,001
Santander UK Group Holdings Plc, 2.88%, 10/16/20	2,905	2,890
Solvay Finance America LLC, 3.40%, 12/03/20 (r)	3,105	3,158
Standard Chartered Plc, 1.50%, 09/08/17 (r)	4,745	4,701
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,528
SunTrust Banks Inc., 2.35%, 11/01/18	1,870	1,883
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,220
Toronto-Dominion Bank, 1.17%, 04/30/18 (i)	4,565	4,554
Trinity Acquisition Plc, 3.50%, 09/15/21	1,135	1,155
UBS Group AG, 3.00%, 04/15/21 (r)	5,035	5,045
Union Bank NA, 2.13%, 06/16/17 (e)	3,630	3,649
Ventas Realty LP
2.00%, 02/15/18	1,585	1,587
4.00%, 04/30/19	385	404
Volkswagen Group of America Finance LLC, 1.25%, 05/23/17 (r)	4,175	4,146
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 05/16/16) (m)	425	421
WEA Finance LLC
1.75%, 09/15/17 (r)	3,170	3,158
2.70%, 09/17/19 (r)	595	599
3.25%, 10/05/20 (e) (r)	805	823
Westpac Banking Corp., 1.05%, 11/25/16 (e)	2,580	2,584
XLIT Ltd., 2.30%, 12/15/18	2,015	2,022
		384,871
HEALTH CARE - 3.4%
AbbVie Inc.
1.75%, 11/06/17	1,900	1,909
1.80%, 05/14/18	5,505	5,543
Actavis Funding SCS
1.85%, 03/01/17	2,869	2,883
2.35%, 03/12/18	7,230	7,315
Aetna Inc., 1.50%, 11/15/17	2,050	2,054
Agilent Technologies Inc., 6.50%, 11/01/17	735	779
Baxalta Inc., 2.00%, 06/22/18 (r)	580	575
Biogen Inc., 2.90%, 09/15/20	1,760	1,812
Catholic Health Initiatives
1.60%, 11/01/17	535	536
2.60%, 08/01/18	2,165	2,205
Celgene Corp.
1.90%, 08/15/17	770	777
2.13%, 08/15/18	4,120	4,167
2.30%, 08/15/18	655	665
Express Scripts Holding Co.
1.25%, 06/02/17	2,790	2,784
3.30%, 02/25/21	440	452
Gilead Sciences Inc., 1.85%, 09/04/18 (e)	1,980	2,015
Humana Inc., 2.63%, 10/01/19	1,435	1,458
Medtronic Inc., 1.38%, 04/01/18	1,405	1,414
Perrigo Co. Plc, 1.30%, 11/08/16 (e)	2,915	2,901
Perrigo Finance Unltd. Co., 3.50%, 03/15/21	540	553
Thermo Fisher Scientific Inc., 1.30%, 02/01/17	2,615	2,613
UnitedHealth Group Inc.
1.90%, 07/16/18	3,360	3,413
1.70%, 02/15/19	4,235	4,271
Ventas Realty LP
1.55%, 09/26/16	700	701
1.25%, 04/17/17	910	906
Watson Pharmaceuticals Inc., 1.88%, 10/01/17	3,685	3,701
WellPoint Inc.
5.88%, 06/15/17	3,545	3,729
2.30%, 07/15/18	3,260	3,297
		65,428
INDUSTRIALS - 3.1%
Anstock II Ltd., 2.13%, 07/24/17	2,675	2,659
ERAC USA Finance LLC
1.40%, 04/15/16 (r)	2,670	2,670
2.75%, 03/15/17 (r)	1,475	1,493
6.38%, 10/15/17 (r)	620	662
2.80%, 11/01/18 (r)	400	406
GATX Corp.
3.50%, 07/15/16	3,365	3,385
1.25%, 03/04/17	2,575	2,557
2.38%, 07/30/18	1,005	997
2.60%, 03/30/20 (e)	835	820
Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (r)	9,175	9,171
International Lease Finance Corp., 2.58%, 06/15/16 (i)	3,475	3,478
JB Hunt Transport Services Inc., 2.40%, 03/15/19	755	757
Kansas City Southern, 2.35%, 05/15/20 (r)	3,920	3,852
Penske Truck Leasing Co. LP
3.75%, 05/11/17 (r)	985	1,004
3.38%, 03/15/18 (r)	1,285	1,312
2.88%, 07/17/18 (r)	1,405	1,415
2.50%, 06/15/19 (r)	2,080	2,069
Roper Industries Inc.
1.85%, 11/15/17	1,785	1,787

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.05%, 10/01/18 (e)	2,290	2,312
Southwest Airlines Co.
5.75%, 12/15/16	1,625	1,678
5.13%, 03/01/17 (e)	1,320	1,365
2.75%, 11/06/19	2,205	2,269
Stanley Black & Decker Inc., 2.45%, 11/17/18	8,720	8,856
Waste Management Inc., 2.60%, 09/01/16	1,300	1,308
		58,282
INFORMATION TECHNOLOGY - 2.0%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	2,415	2,437
Amphenol Corp., 1.55%, 09/15/17	2,685	2,681
Apple Inc., 1.70%, 02/22/19	2,235	2,270
Avnet Inc., 6.63%, 09/15/16	875	895
Baidu Inc., 2.75%, 06/09/19	1,670	1,690
Cisco Systems Inc.
1.40%, 02/28/18	2,245	2,265
1.60%, 02/28/19	2,460	2,496
Electronic Arts Inc., 3.70%, 03/01/21	855	889
Fidelity National Information Services Inc., 1.45%, 06/05/17	1,280	1,270
Harris Corp., 2.00%, 04/27/18	2,070	2,066
Hewlett Packard Enterprise Co., 2.45%, 10/05/17 (r)	7,155	7,202
Keysight Technologies Inc., 3.30%, 10/30/19	7,555	7,609
Tencent Holdings Ltd.
2.00%, 05/02/17 (r)	2,375	2,387
2.88%, 02/11/20 (r)	1,300	1,322
Xerox Corp., 2.95%, 03/15/17	575	578
		38,057
MATERIALS - 1.3%
Anglo American Capital Plc, 1.57%, 04/15/16 (i) (r)	1,805	1,795
BHP Billiton Finance USA Ltd., 1.63%, 02/24/17	4,175	4,179
Eastman Chemical Co.
2.40%, 06/01/17	1,930	1,946
2.70%, 01/15/20 (e)	960	980
Goldcorp Inc., 2.13%, 03/15/18	3,900	3,852
Kinross Gold Corp., 3.63%, 09/01/16	1,510	1,510
Martin Marietta Materials Inc., 1.73%, 06/30/17 (i)	2,390	2,368
Rio Tinto Finance USA Plc
1.38%, 06/17/16	4,245	4,243
1.63%, 08/21/17	3,485	3,463
2.25%, 12/14/18	1,370	1,375
		25,711
TELECOMMUNICATION SERVICES - 1.1%
America Movil SAB de CV, 2.38%, 09/08/16	2,565	2,576
AT&T Inc., 2.45%, 06/30/20	2,340	2,365
British Telecommunications Plc, 1.63%, 06/28/16	1,695	1,697
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,825
Verizon Communications Inc., 3.65%, 09/14/18	4,495	4,733
		20,196
UTILITIES - 2.6%
CMS Energy Corp., 6.55%, 07/17/17	4,580	4,862
Commonwealth Edison Co., 1.95%, 09/01/16	1,095	1,099
Dominion Resources Inc.
1.95%, 08/15/16	1,465	1,470
1.25%, 03/15/17	3,370	3,369
2.13%, 02/15/18 (r)	1,395	1,404
Electricite de France, 1.15%, 01/20/17 (r)	3,945	3,937
Exelon Corp., 1.55%, 06/09/17	2,575	2,571
Exelon Generation Co. LLC, 2.95%, 01/15/20	1,540	1,550
Georgia Power Co., 1.95%, 12/01/18	1,810	1,829
Monongahela Power Co., 5.70%, 03/15/17 (r)	420	436
NextEra Energy Capital Holdings Inc., 2.30%, 04/01/19	1,265	1,273
NiSource Finance Corp.
6.40%, 03/15/18	85	92
6.80%, 01/15/19	1,455	1,627
Origin Energy Finance Ltd., 3.50%, 10/09/18 (r)	4,360	4,132
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	375	387
PPL Capital Funding Inc., 1.90%, 06/01/18	1,220	1,222
PPL WEM Holdings Plc, 3.90%, 05/01/16 (r)	4,735	4,739
PSEG Power LLC, 2.75%, 09/15/16	1,215	1,225
San Diego Gas & Electric Co., 1.91%, 02/01/22	1,371	1,364
Southern Co., 1.95%, 09/01/16	1,370	1,376
Southern Power Co., 1.85%, 12/01/17	940	947
TECO Finance Inc., 1.22%, 04/10/18 (i)	4,310	4,224
Zhejiang Energy Group Hong Kong Ltd., 2.30%, 09/30/17	4,585	4,583
		49,718
Total Corporate Bonds and Notes (cost $878,491)		878,125

GOVERNMENT AND AGENCY OBLIGATIONS - 22.4%
GOVERNMENT SECURITIES - 9.5%
Federal National Mortgage Association - 0.7% (w)
Federal National Mortgage Association, 0.88%, 08/28/17	13,755	13,788
Municipals - 0.6%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,306
Florida State Board of Administration Finance Corp., 2.16%, 07/01/19	3,650	3,673
University of California, 0.74%, 07/01/41 (i)	1,470	1,470
		10,449
Sovereign - 0.1%
Iceland Government International Bond, 4.88%, 06/16/16 (r)	2,419	2,431
U.S. Treasury Securities - 8.1%
U.S. Treasury Note
0.88%, 11/15/17 - 10/15/18	110,825	111,086
0.75%, 01/31/18	9,500	9,504
0.63%, 04/30/18 (o)	25,000	24,931
1.75%, 09/30/19	9,610	9,861
		155,382
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.9%
Federal Home Loan Mortgage Corp. - 2.0%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 12/01/23	1,377	1,463
4.50%, 11/01/18 - 08/01/20	58	60
5.50%, 10/01/19 - 07/01/20	269	283
1.88%, 09/25/24 (i)	2,060	2,065
2.08%, 10/25/24 (i)	554	555
1.53%, 05/27/25 (i)	1,121	1,121
4.00%, 05/01/26	820	876
1.33%, 10/25/27 (i)	1,884	1,878
1.58%, 12/25/27 - 05/25/28 (i)	3,479	3,477
1.68%, 03/25/28 (i)	1,654	1,656
2.19%, 09/25/28 (i)	625	626
6.00%, 12/01/28 - 01/01/38	1,693	1,939
2.48%, 09/01/33 (i)	83	87
2.50%, 09/01/33 - 06/01/35 (i)	349	366
2.42%, 10/01/34 (i)	40	42
2.62%, 11/01/34 - 09/01/35 (i)	498	527
2.69%, 11/01/34 (i)	20	20
2.75%, 11/01/34 (i)	31	33

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
2.77%, 11/01/34 (i)	28	30
2.55%, 01/01/35 - 02/01/35 (i)	57	61
2.54%, 02/01/35 (i)	29	31
2.57%, 02/01/35 - 02/01/35 (i)	80	84
2.63%, 02/01/35 (i)	37	39
2.78%, 02/01/35 (i)	44	46
2.93%, 02/01/35 (i)	63	66
2.47%, 10/01/35 (i)	172	182
2.60%, 11/01/35 (i)	127	135
2.43%, 03/01/36 (i)	242	255
REMIC, 1.43%, 08/25/17	4,723	4,737
REMIC, 1.37%, 05/25/19	3,098	3,107
REMIC, 2.06%, 03/25/20	5,582	5,670
REMIC, 5.00%, 10/15/21	43	43
REMIC, 1.78%, 04/25/28 (i)	1,763	1,766
REMIC, 1.88%, 07/25/28 (i)	4,088	4,085
		37,411
Federal National Mortgage Association - 9.4%
Federal National Mortgage Association
5.50%, 01/01/17 - 12/01/39	16,004	17,971
4.50%, 06/01/19 - 06/01/44	23,745	25,603
5.00%, 07/01/19 - 07/01/41	10,341	11,362
2.53%, 11/25/24 (i)	564	567
4.00%, 02/01/25 - 12/01/45	23,702	25,368
1.93%, 02/25/25 (i)	63	63
3.50%, 10/01/25 - 11/01/44	24,434	25,828
3.00%, 11/01/29 - 03/01/31	39,768	41,661
2.50%, 04/15/31, TBA (g)	18,775	19,275
6.50%, 07/01/32 - 12/01/32	727	858
2.45%, 03/01/33 - 10/01/34 (i)	18	19
1.99%, 06/01/33 (i)	28	29
2.58%, 06/01/33 (i)	336	354
2.50%, 07/01/33 - 02/01/35 (i)	113	118
2.75%, 09/01/33 (i)	1	1
2.32%, 12/01/33 (i)	2	2
2.54%, 12/01/33 - 03/01/36 (i)	516	545
6.00%, 03/01/34 - 10/01/40	3,137	3,602
2.62%, 04/01/34 (i)	6	7
2.37%, 11/01/34 (i)	4	4
2.64%, 11/01/34 (i)	373	393
2.49%, 12/01/34 - 04/01/35 (i)	125	131
2.52%, 01/01/35 - 03/01/36 (i)	375	391
2.56%, 01/01/35 - 02/01/36 (i)	948	1,000
2.61%, 02/01/35 - 04/01/35 (i)	364	388
2.13%, 03/01/35 (i)	35	36
2.17%, 04/01/35 (i)	238	252
2.09%, 05/01/35 (i)	396	417
2.20%, 05/01/35 (i)	170	177
2.26%, 05/01/35 (i)	36	38
2.44%, 06/01/35 (i)	257	272
2.51%, 07/01/35 (i)	54	57
2.59%, 07/01/35 (i)	253	269
2.06%, 08/01/35 (i)	608	644
2.35%, 08/01/35 (i)	297	313
2.28%, 11/01/35 (i)	267	282
2.77%, 02/01/36 (i)	720	753
REMIC, 5.00%, 08/25/19 - 11/25/21	607	625
		179,675
Government National Mortgage Association - 1.5%
Government National Mortgage Association
7.00%, 12/15/17	24	25
5.50%, 07/15/20	63	66
5.00%, 12/20/34 - 02/20/40	6,148	6,806
6.00%, 07/15/36	1,717	1,984
4.50%, 09/20/40	1,315	1,431
3.50%, 03/20/43 - 09/20/45	8,094	8,577
3.00%, 10/20/44 - 11/20/44 (i)	3,984	4,099
4.00%, 01/20/45 - 12/20/45	4,908	5,240
		28,228
Total Government and Agency Obligations (cost $423,815)		427,364

SHORT TERM INVESTMENTS - 2.8%
Investment Companies - 1.7%
JNL Money Market Fund, 0.29% (a) (h)	8,653	8,653
T. Rowe Price Reserves Investment Fund, 0.32% (a) (h)	23,692	23,692
		32,345
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	20,972	20,972
Total Short Term Investments (cost $53,317)		53,317
Total Investments - 101.9% (cost $1,944,712)		1,946,196
Other Assets and Liabilities, Net - (1.9%)		(35,533)
Total Net Assets - 100.0%		$1,910,663

JNL/T. Rowe Price Value Fund

COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 6.3%
Carnival Corp.	493	$26,000
Comcast Corp. - Class A	131	8,002
Johnson Controls Inc.	1,276	49,737
Las Vegas Sands Corp.	482	24,930
Lowe’s Cos. Inc.	390	29,512
Mattel Inc.	1,461	49,131
Norwegian Cruise Line Holdings Ltd. (c)	435	24,035
Twenty-First Century Fox Inc. - Class A	971	27,066
Whirlpool Corp.	63	11,379
		249,792
CONSUMER STAPLES - 11.6%
BRF - Brasil Foods SA (e)	695	9,889
Coca-Cola Enterprises Inc.	324	16,430
ConAgra Foods Inc.	829	36,977
Ingredion Inc.	467	49,817
Philip Morris International Inc.	1,248	122,431
Tyson Foods Inc. - Class A	2,440	162,630
Wal-Mart Stores Inc.	460	31,505
Walgreens Boots Alliance Inc.	358	30,175
		459,854
ENERGY - 5.4%
Baker Hughes Inc.	209	9,161
California Resources Corp. (e)	—	—
Chevron Corp.	305	29,068
EQT Corp.	117	7,890
Exxon Mobil Corp.	152	12,672
Royal Dutch Shell Plc - ADR	1,082	52,415
Spectra Energy Corp.	1,741	53,259
Total SA - ADR (e)	1,062	48,227
		212,692
FINANCIALS - 19.9%
Ameriprise Financial Inc.	811	76,252
Bank of New York Mellon Corp.	2,175	80,105
BlackRock Inc.	62	21,013
Citigroup Inc.	2,028	84,673
Genworth Financial Inc. - Class A (c)	4,630	12,639
JPMorgan Chase & Co.	1,700	100,650

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Marsh & McLennan Cos. Inc.	1,043	63,416
MetLife Inc.	1,923	84,480
Morgan Stanley	3,313	82,858
State Street Corp.	579	33,889
TD Ameritrade Holding Corp.	294	9,279
Wells Fargo & Co.	793	38,325
Weyerhaeuser Co.	1,199	37,142
XL Group Plc	1,752	64,457
		789,178
HEALTH CARE - 21.1%
Aetna Inc.	470	52,793
Agilent Technologies Inc.	1,043	41,556
Allergan Plc (c)	87	23,185
Anthem Inc.	423	58,765
Becton Dickinson & Co.	243	36,892
Biogen Inc. (c)	51	13,302
CIGNA Corp.	311	42,613
Endo International Plc (c)	162	4,563
Gilead Sciences Inc.	486	44,662
HCA Holdings Inc. (c)	869	67,814
Mallinckrodt Plc (c)	600	36,750
Medtronic Plc	1,099	82,450
Mylan NV (c)	1,424	65,988
Pfizer Inc.	6,105	180,950
Thermo Fisher Scientific Inc.	327	46,328
UnitedHealth Group Inc.	290	37,394
		836,005
INDUSTRIALS - 10.1%
American Airlines Group Inc.	1,354	55,507
Boeing Co.	332	42,106
Danaher Corp.	262	24,882
Eaton Corp. Plc	222	13,857
General Electric Co.	5,435	172,782
Illinois Tool Works Inc.	70	7,212
Pentair Plc (e)	387	20,993
Tyco International Plc	631	23,160
United Continental Holdings Inc. (c)	661	39,591
		400,090
INFORMATION TECHNOLOGY - 10.9%
Analog Devices Inc.	102	6,061
Apple Inc.	132	14,365
Applied Materials Inc.	613	12,975
CA Inc.	1,988	61,201
Cisco Systems Inc.	1,577	44,900
Juniper Networks Inc.	2,142	54,637
Keysight Technologies Inc. (c)	844	23,424
Micron Technology Inc. (c)	153	1,604
Microsoft Corp.	2,063	113,929
NXP Semiconductors NV (c)	235	19,035
TE Connectivity Ltd.	158	9,771
Texas Instruments Inc.	560	32,138
Western Digital Corp.	822	38,836
		432,876
MATERIALS - 3.6%
Ashland Inc.	289	31,800
Celanese Corp. - Class A	157	10,251
E. I. du Pont de Nemours & Co.	325	20,560
International Paper Co.	1,156	47,434
West Fraser Timber Co. Ltd. (e)	792	31,778
		141,823
TELECOMMUNICATION SERVICES - 0.7%
Frontier Communications Corp. (e)	4,573	25,564
Vodafone Group Plc - ADR	121	3,878
		29,442
UTILITIES - 9.5%
AES Corp.	4,947	58,375
American Electric Power Co. Inc.	400	26,586
CenterPoint Energy Inc.	1,998	41,802
Edison International	159	11,438
Entergy Corp.	202	15,975
Exelon Corp.	1,703	61,066
FirstEnergy Corp.	2,170	78,037
NRG Energy Inc.	581	7,564
PG&E Corp.	1,253	74,835
Sempra Energy	31	3,257
		378,935
Total Common Stocks (cost $3,701,904)		3,930,687
CORPORATE BONDS AND NOTES - 0.3%
HEALTH CARE - 0.2%
Valeant Pharmaceuticals International Inc., 5.88%, 05/15/23 (r)	$8,496	6,658
INFORMATION TECHNOLOGY - 0.1%
Western Digital Corp., 10.50%, 04/01/24 (r)	3,575	3,584
UTILITIES - 0.0%
NRG Energy Inc., 7.88%, 05/15/21	1,925	1,918
Total Corporate Bonds and Notes (cost $12,147)		12,160
SHORT TERM INVESTMENTS - 1.5%
Investment Companies - 1.2%
JNL Money Market Fund, 0.29% (a) (h)	3,410	3,410
T. Rowe Price Reserves Investment Fund, 0.32% (a) (h)	42,622	42,622
		46,032
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.50% (h)	13,545	13,545
Total Short Term Investments (cost $59,577)		59,577
Total Investments - 100.9% (cost $3,773,628)		4,002,424
Other Assets and Liabilities, Net - (0.9%)		(34,222)
Total Net Assets - 100.0%		$3,968,202

JNL/Westchester Capital Event Driven Fund

COMMON STOCKS - 76.4%
CONSUMER DISCRETIONARY - 24.7%
Cablevision Systems Corp. - Class A (o)	100	$3,301
CBS Corp. - Class B (o)	56	3,057
General Motors Co.	130	4,070
Hilton Worldwide Holdings Inc.	142	3,187
Jarden Corp. (c)	160	9,415
Johnson Controls Inc. (o)	206	8,026
Liberty Media Corp. - Class A (c)	166	6,430
Media General Inc. (c)	192	3,125
MGM Resorts International (c) (o)	226	4,835
News Corp. - Class A	90	1,153
Starwood Hotels & Resorts Worldwide Inc. (o)	212	17,694
Time Warner Cable Inc. (o)	64	13,043
		77,336
ENERGY - 2.9%
Cameron International Corp. (c) (o)	64	4,303
Northern Tier Energy LP	115	2,708

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Williams Cos. Inc.	139	2,230
		9,241
FINANCIALS - 5.2%
American International Group Inc. (o)	72	3,892
Apollo Residential Mortgage Inc.	26	352
Citigroup Inc.	27	1,106
CYS Investments Inc. (o)	95	773
Equity Commonwealth (c) (o)	49	1,382
First Niagara Financial Group Inc.	468	4,528
Hennessy Capital Acquisition Corp. (c)	45	442
NorthStar Realty Finance Corp.	67	876
Pacific Special Acquisition Corp. (c)	69	691
Starwood Property Trust Inc.	79	1,487
Winthrop Realty Trust (o)	51	673
		16,202
HEALTH CARE - 9.1%
Alere Inc. (c) (o)	172	8,703
Allergan Plc (c)	20	5,338
Baxalta Inc. (o)	244	9,859
Grifols SA - ADR	63	975
Humana Inc. (o)	19	3,531
Mylan NV (c)	—	15
Perrigo Co. Plc	1	128
		28,549
INDUSTRIALS - 5.0%
ADT Corp.	131	5,412
General Electric Co. (o)	102	3,236
Hertz Global Holdings Inc. (c) (o)	520	5,478
Progressive Waste Solutions Ltd.	23	719
Tyco International Plc	24	876
		15,721
INFORMATION TECHNOLOGY - 18.1%
Atmel Corp. (o)	76	618
EMC Corp. (o)	462	12,310
Heartland Payment Systems Inc.	—	9
Ingram Micro Inc. - Class A	312	11,195
KLA-Tencor Corp.	128	9,284
Markit Ltd. (c)	12	424
Qihoo 360 Technology Co. Ltd. - ADR (c)	12	919
SanDisk Corp. (o)	75	5,713
Yahoo! Inc. (c) (o)	348	12,809
Youku Inc. - ADR (c) (o)	123	3,382
		56,663
MATERIALS - 9.7%
Airgas Inc. (o)	74	10,447
Alcoa Inc.	342	3,273
Dow Chemical Co.	51	2,607
E. I. du Pont de Nemours & Co.	65	4,115
Huntsman Corp. (o)	38	511
Syngenta AG - ADR	31	2,586
Valspar Corp.	10	1,118
West China Cement Ltd.	28,157	5,842
		30,499
TELECOMMUNICATION SERVICES - 1.7%
AT&T Inc.	22	862
T-Mobile US Inc. (c) (o)	115	4,389
		5,251
Total Common Stocks (cost $233,208)		239,462
RIGHTS - 0.0%
Pacific Special Acquisition Corp. (c)	69	9
Total Rights (cost $16)		9
WARRANTS - 0.0%
Pacific Special Acquisition Corp. (c)	69	6
Total Warrants (cost $7)		6
PURCHASED OPTIONS - 0.5%
Alcoa Inc. Put Option, Strike Price 4, Expiration 04/15/16	527	1
Alcoa Inc. Put Option, Strike Price 5, Expiration 04/15/16	1,119	2
Alcoa Inc. Put Option, Strike Price 6, Expiration 06/17/16	1,765	2
Alcoa Inc. Put Option, Strike Price 7, Expiration 05/20/16	475	2
Allergan Plc Put Option, Strike Price 240 Expiration 05/20/16	25	19
American International Group Inc. Put Option, Strike Price 45, Expiration 04/15/16	168	—
American International Group Inc. Put Option, Strike Price 47.50, Expiration 05/20/16	492	17
Bayer AG Put Option, Strike Price EUR 84, Expiration 04/15/16, JPM	42	—
Bayer AG Put Option, Strike Price EUR 88, Expiration 04/15/16, JPM	91	1
Bayer AG Put Option, Strike Price EUR 90, Expiration 04/15/16, JPM	123	1
CBS Corp. Put Option, Strike Price 45, Expiration 06/17/16	555	18
E.I. du Pont de Nemours and Co. Put Option, Strike Price 55, Expiration 04/15/16	243	1
Energy Transfer Equity LP Call Option, Strike Price 10, Expiration 04/15/16	17	—
General Electric Co. Put Option, Strike Price 28, Expiration 05/20/16	916	6
General Motors Co. Put Option, Strike Price 27, Expiration 06/17/16	1,627	50
Hertz Global Holdings Inc. Put Option, Strike Price 8, Expiration 06/17/16	4,874	171
Hilton Worldwide Holdings Inc. Put Option, Strike Price 17, Expiration 04/15/16	435	1
Hilton Worldwide Holdings Inc. Put Option, Strike Price 18, Expiration 04/15/16	468	2
Hilton Worldwide Holdings Inc. Put Option, Strike Price 18, Expiration 07/15/16	512	13
Huntsman Corp. Put Option, Strike Price 8, Expiration 05/20/16	384	2
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 75, Expiration 06/17/16	278	10
iShares iBoxx USD High Yield Corporate Bond ETF Put Option, Strike Price 77, Expiration 06/17/16	370	24
Johnson Controls Inc. Put Option, Strike Price 30, Expiration 04/15/16	82	1
Johnson Controls Inc. Put Option, Strike Price 33, Expiration 04/15/16	1,690	17
MGM Resorts International Put Option, Strike Price 15, Expiration 04/15/16	452	1
MGM Resorts International Put Option, Strike Price 16, Expiration 06/17/16	1,803	27
NorthStar Realty Finance Corp. Put Option, Strike Price 12, Expiration 04/15/16	944	5
Pfizer Inc. Put Option, Strike Price 27, Expiration 06/17/16	173	6
SPDR S&P 500 ETF Trust Put Option, Strike Price 183, Expiration 03/31/16	195	—
SPDR S&P 500 ETF Trust Put Option, Strike Price 197, Expiration 03/31/16	195	—

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SPDR S&P 500 ETF Trust Put Option, Strike Price 204, Expiration 05/20/16	280	94
SPDR S&P 500 ETF Trust Put Option, Strike Price 206, Expiration 04/15/16	101	20
SPDR S&P 500 ETF Trust Put Option, Strike Price 206, Expiration 05/20/16	124	50
Starwood Hotels & Resorts Worldwide Inc. Put Option, Strike Price 55, Expiration 05/20/16	192	—
T-Mobile US Inc. Put Option, Strike Price 31, Expiration 05/20/16	1,073	23
The Dow Chemical Co. Put Option, Strike Price 43, Expiration 06/17/16	898	23
VMware Inc. Put Option, Strike Price 95, Expiration 09/16/16	210	928
Total Purchased Options (cost $2,462)		1,538
INVESTMENT COMPANIES - 3.2%
BlackRock Floating Rate Income Strategies Fund Inc.	75	985
DoubleLine Income Solutions Fund (o)	73	1,235
Eaton Vance Floating-Rate Income Trust	142	1,863
First Trust Senior Floating Rate Income Fund II	142	1,823
Invesco Senior Income Trust	513	2,072
Voya Prime Rate Trust	389	1,959
Total Investment Companies (cost $9,745)		9,937
CORPORATE BONDS AND NOTES - 4.1%
CONSUMER DISCRETIONARY - 0.7%
Ameristar Casinos Inc., 7.50%, 04/15/21	$2,101	2,185
HEALTH CARE - 0.5%
Community Health Systems Inc., 8.00%, 11/15/19	1,123	1,094
Vantage Oncology LLC, 9.50%, 06/15/17 (r)	344	347
		1,441
INDUSTRIALS - 0.7%
ADT Corp., 4.13%, 04/15/19	2,024	2,135
UTILITIES - 2.2%
Energy Future Intermediate Holding Co. LLC
11.00%, 10/01/21 (c) (d) (r)	1,062	1,152
12.25%, 03/01/22 (c) (d) (r)	5,437	5,913
		7,065
Total Corporate Bonds and Notes (cost $12,883)		12,826
SHORT TERM INVESTMENTS - 9.4%
Investment Company - 9.4%
JNL Money Market Fund, 0.29% (a) (h)	29,461	29,461
Total Short Term Investments (cost $29,461)		29,461
Total Investments - 93.6% (cost $287,782)		293,239
Total Securities Sold Short - (22.6%) (proceeds $67,858)		(70,844)
Other Assets and Liabilities, Net - 29.0%		90,777
Total Net Assets - 100.0%		$313,172

SECURITIES SOLD SHORT - 22.6%
COMMON STOCKS - 22.6%
CONSUMER DISCRETIONARY - 10.7%
Charter Communications Inc. - Class A	53	$10,791
Interval Leisure Group Inc.	80	1,162
Live Nation Inc.	34	769
Marriott International Inc. - Class A	94	6,717
Newell Rubbermaid Inc.	138	6,097
News Corp. - Class B	90	1,196
Nexstar Broadcasting Group Inc. - Class A	24	1,060
Sirius XM Holdings Inc.	1,460	5,767
		33,559
ENERGY - 1.8%
Energy Transfer Equity LP	196	1,400
Schlumberger Ltd.	46	3,389
Western Refining Inc.	34	998
		5,787
FINANCIALS - 1.3%
Apollo Commercial Real Estate Finance Inc.	30	493
KeyCorp	318	3,511
		4,004
HEALTH CARE - 2.4%
Aetna Inc.	7	809
Pfizer Inc.	42	1,234
Shire Plc - ADR	33	5,652
		7,695
INDUSTRIALS - 0.4%
IHS Inc. - Class A	3	418
Waste Connections Inc.	11	719
		1,137
INFORMATION TECHNOLOGY - 6.0%
Alibaba Group Holding Ltd. - ADR	139	10,988
Global Payments Inc.	—	4
Lam Research Corp.	64	5,267
VMware Inc. - Class A	30	1,583
Western Digital Corp.	17	820
		18,662
Total Securities Sold Short - 22.6% (proceeds $67,858)		$70,844

JNL/WMC Balanced Fund

COMMON STOCKS - 64.3%
CONSUMER DISCRETIONARY - 5.5%
Autoliv Inc. (e)	223	$26,388
Comcast Corp. - Class A	1,502	91,730
Ford Motor Co.	3,039	41,025
Hilton Worldwide Holdings Inc.	1,314	29,585
Lowe’s Cos. Inc.	348	26,369
Nordstrom Inc. (e)	485	27,758
Priceline Group Inc. (c)	8	10,647
Twenty-First Century Fox Inc. - Class A	944	26,308
		279,810
CONSUMER STAPLES - 4.8%
Coca-Cola Co.	939	43,566
Colgate-Palmolive Co.	469	33,128
Costco Wholesale Corp.	115	18,161
CVS Health Corp.	622	64,470
Mondelez International Inc.	635	25,473
PepsiCo Inc.	191	19,530
Philip Morris International Inc.	382	37,460
		241,788
ENERGY - 5.4%
Anadarko Petroleum Corp.	452	21,050
Chevron Corp.	722	68,851
Exxon Mobil Corp.	729	60,921
Hess Corp.	817	43,027
Imperial Oil Ltd. (e)	618	20,643
Marathon Petroleum Corp.	378	14,067

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Schlumberger Ltd.	216	15,957
Total SA - ADR (e)	595	27,020
		271,536
FINANCIALS - 14.2%
American Express Co.	329	20,199
American Tower Corp.	90	9,175
Ameriprise Financial Inc.	153	14,386
Bank of America Corp.	2,887	39,037
Bank of Nova Scotia	494	24,139
BlackRock Inc.	128	43,753
Boston Properties Inc.	105	13,387
Chubb Ltd.	587	69,981
Goldman Sachs Group Inc.	125	19,601
JPMorgan Chase & Co.	1,292	76,493
Marsh & McLennan Cos. Inc.	629	38,262
MetLife Inc.	470	20,671
Northern Trust Corp.	444	28,921
PNC Financial Services Group Inc.	710	60,061
Principal Financial Group Inc.	958	37,787
Prudential Financial Inc.	752	54,319
Synchrony Financial (c)	601	17,225
Wells Fargo & Co.	2,685	129,836
		717,233
HEALTH CARE - 10.7%
AstraZeneca Plc - ADR (e)	1,283	36,131
Baxter International Inc.	697	28,652
Bristol-Myers Squibb Co.	915	58,424
Cardinal Health Inc.	415	34,040
Eli Lilly & Co.	388	27,923
Johnson & Johnson	715	77,408
Medtronic Plc	876	65,687
Merck & Co. Inc.	2,328	123,199
Pfizer Inc.	1,746	51,747
UnitedHealth Group Inc.	277	35,725
		538,936
INDUSTRIALS - 6.8%
Canadian National Railway Co. (e)	211	13,159
Caterpillar Inc. (e)	313	23,971
CSX Corp.	1,402	36,113
Eaton Corp. Plc	516	32,254
FedEx Corp.	155	25,247
Honeywell International Inc.	424	47,463
Illinois Tool Works Inc.	273	27,965
Lockheed Martin Corp.	56	12,369
Nielsen Holdings Plc (e)	611	32,153
Raytheon Co.	90	11,044
United Parcel Service Inc. - Class B	534	56,280
United Technologies Corp.	242	24,239
		342,257
INFORMATION TECHNOLOGY - 9.6%
Accenture Plc - Class A	419	48,399
Alphabet Inc. - Class A (c)	95	72,656
Apple Inc.	463	50,454
Avnet Inc.	376	16,665
Cisco Systems Inc.	1,656	47,140
eBay Inc. (c)	409	9,749
Intel Corp.	2,156	69,762
Microsoft Corp.	1,984	109,560
Motorola Solutions Inc.	383	29,027
Texas Instruments Inc.	174	10,004
Western Digital Corp. (e)	443	20,940
		484,356
MATERIALS - 2.0%
Ball Corp. (e)	126	9,005
Celanese Corp. - Class A	453	29,687
International Flavors & Fragrances Inc. (e)	143	16,295
International Paper Co. (e)	735	30,178
Praxair Inc.	128	14,672
		99,837
TELECOMMUNICATION SERVICES - 1.9%
Verizon Communications Inc. (e)	1,784	96,492
UTILITIES - 3.4%
Ameren Corp.	742	37,178
Dominion Resources Inc.	529	39,707
Edison International	540	38,808
Exelon Corp.	886	31,760
UGI Corp.	657	26,462
		173,915
Total Common Stocks (cost $2,867,292)		3,246,160

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.4%
Ally Master Owner Trust
1.60%, 10/15/17	$6,685	6,683
1.54%, 09/16/19	3,690	3,689
AmeriCredit Automobile Receivables Trust
1.60%, 07/08/19	4,000	3,993
2.15%, 03/09/20	940	943
Apidos CDO, 2.12%, 04/17/26 (i) (r)	2,090	2,074
Apidos CLO XXII, 2.39%, 10/20/27 (i) (r)	5,150	4,834
ARES CLO Ltd., 2.14%, 04/17/26 (i) (r)	2,030	2,017
Atlas Senior Loan Fund V Ltd., 2.17%, 07/16/26 (i) (r)	495	490
Atlas Senior Loan Fund VI Ltd., 2.16%, 10/15/26 (i) (r)	2,305	2,286
Atrium XII, 2.25%, 10/22/26 (i) (r)	5,700	5,465
Avery Point CLO Ltd., 2.14%, 04/25/26 (i) (r)	1,920	1,892
Banc of America Commercial Mortgage Trust REMIC, 3.71%, 09/15/25	1,145	1,223
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.80%, 04/11/16 (i)	42	42
5.54%, 07/11/16	390	391
5.54%, 09/12/16	366	369
5.20%, 12/11/38	732	740
BlueMountain CLO Ltd., 1.81%, 10/20/27 (i) (r)	5,675	5,647
Capital Auto Receivables Asset Trust, 1.72%, 01/22/19	3,570	3,580
Carlyle Global Market Strategies CLO Ltd., 2.67%, 05/15/25 (i) (r)	3,320	3,192
Cent CLO 20 Ltd., 2.10%, 01/25/26 (i) (r)	2,200	2,177
Cent CLO 21 Ltd., 2.11%, 07/27/26 (i) (r)	625	618
Cent CLO 22 Ltd., 2.10%, 11/07/26 (i) (r)	1,715	1,694
Cent CLO 24 Ltd., 2.50%, 10/15/26 (i) (r)	2,185	2,074
CIFC Funding Ltd.
2.12%, 04/18/25 (i) (r)	1,970	1,956
2.10%, 05/24/26 (i) (r)	3,500	3,467
Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	750	798
CNH Equipment Trust REMIC, 1.66%, 11/16/20	4,000	4,011
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	931
Continental Airlines Inc. Pass-Through Trust, 5.98%, 10/19/23	221	245
CSAIL Commercial Mortgage Trust REMIC
3.51%, 01/15/25	2,255	2,375
3.72%, 08/15/48	5,000	5,334
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (r)	157	158

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Drive Auto Receivables Trust
1.23%, 09/15/16 (r)	1,658	1,657
2.12%, 04/15/17 (r)	1,940	1,941
Dryden 41 Senior Loan Fund, 2.77%, 10/15/27 (i) (r)	4,615	4,401
Dryden Senior Loan Fund, 1.97%, 04/18/26 (i) (r)	1,945	1,928
Exeter Automobile Receivables Trust, 1.54%, 11/15/19 (r)	1,605	1,599
First Investors Auto Owner Trust
1.49%, 08/15/17 (r)	2,444	2,440
1.67%, 03/16/18 (r)	2,295	2,285
Ford Credit Auto Owner Trust, 1.28%, 09/15/19	3,420	3,426
Ford Credit Floorplan Master Owner Trust
1.92%, 01/15/17	1,545	1,552
1.77%, 08/15/18	2,450	2,453
2.31%, 02/15/19	200	200
2.09%, 03/15/20 (r)	600	601
Galaxy XIX CLO Ltd., 2.17%, 01/25/27 (i) (r)	5,125	5,106
Green Tree Agency Advance Funding Trust I, 2.30%, 10/15/16 (r)	2,200	2,195
GS Mortgage Securities Trust REMIC, 3.73%, 11/10/48	4,000	4,284
GTP Acquisition Partners I LLC, 2.35%, 06/15/20 (r)	1,145	1,127
Hilton USA Trust REMIC, 2.66%, 11/05/18 (r)	1,960	1,963
Hyundai Auto Receivables Trust
1.71%, 08/15/17	182	182
2.10%, 11/15/19	545	543
ING Investment Management Co., 2.12%, 04/18/26 (i) (r)	1,940	1,921
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.70%, 04/12/17 (i)	3,155	3,241
LB-UBS Commercial Mortgage Trust REMIC, 6.08%, 04/15/41 (i)	1,244	1,315
Limerock CLO, 2.12%, 04/18/26 (i) (r)	2,200	2,185
Madison Park Funding XI Ltd.
2.07%, 01/19/25 (i) (r)	1,280	1,276
1.90%, 10/23/25 (i) (r)	3,300	3,242
Madison Park Funding XII Ltd., 2.12%, 07/20/26 (i) (r)	1,560	1,542
ML-CFC Commercial Mortgage Trust REMIC, 5.74%, 06/12/50 (i)	4,714	4,868
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
3.25%, 12/15/24	5,000	5,164
3.31%, 04/15/25	8,000	8,287
Morgan Stanley Capital I Trust REMIC, 5.64%, 06/11/42 (i)	195	203
New Residential Advance Receivables Trust Advance, 2.32%, 08/15/16 (r)	3,975	3,970
NRZ Advance Receivables Trust, 2.54%, 11/15/16 (r)	2,500	2,502
OBP Depositor LLC Trust, 4.65%, 07/15/20 (r)	495	548
Ocwen Master Advance Receivables Trust
2.54%, 09/15/16 (r)	1,345	1,344
2.53%, 11/15/16 (r)	2,300	2,297
OneMain Financial Issuance Trust
4.10%, 07/18/19 (r)	1,640	1,650
3.66%, 02/20/29 (r)	1,220	1,202
OZLM Funding V Ltd., 2.12%, 01/17/26 (i) (r)	4,950	4,911
OZLM VI Ltd., 2.17%, 04/17/26 (i) (r)	1,625	1,616
Prestige Auto Receivables Trust, 1.91%, 04/15/20 (r)	820	813
Santander Drive Auto Receivables Trust
1.20%, 03/15/17	1,172	1,172
2.57%, 05/15/17	845	851
2.25%, 06/17/19	910	912
1.97%, 11/15/19	2,355	2,352
2.33%, 11/15/19	505	507
2.36%, 04/15/20	3,440	3,451
SBA Tower Trust
3.16%, 10/15/20 (f) (r)	2,045	2,046
2.90%, 10/15/44 (r)	2,125	2,135
REMIC, 2.93%, 12/15/17 (r)	1,155	1,150
Seneca Park CLO Ltd., 2.10%, 07/17/26 (i) (r)	1,155	1,150
SFAVE Commercial Mortgage Securities Trust REMIC, 4.14%, 01/08/35 (r)	3,560	3,502
Shackleton CLO Ltd.
2.10%, 07/17/26 (i) (r)	1,155	1,133
1.84%, 10/20/27 (i) (r)	5,650	5,593
Southwest Airlines Co. Pass-Through Trust, 6.15%, 02/01/24	174	192
Springleaf Funding Trust
2.41%, 06/15/17 (r)	1,781	1,776
3.16%, 05/15/19 (r)	2,520	2,494
3.48%, 07/15/21 (r)	1,160	1,105
Springleaf Mortgage Loan Trust REMIC, 2.31%, 06/25/58 (r)	1,435	1,434
SPS Servicer Advance Receivables Trust, 2.92%, 07/15/47 (r)	3,005	3,004
Symphony CLO XIV Ltd., 2.10%, 07/14/26 (i) (r)	1,930	1,915
Thacher Park CLO, 2.09%, 10/20/26 (i) (r)	920	919
Voya CLO Ltd.
2.07%, 07/17/26 (i) (r)	315	312
2.52%, 10/20/27 (i) (r)	3,405	3,242
Wachovia Bank Commercial Mortgage Trust REMIC, 5.31%, 11/15/48	3,071	3,097
Wells Fargo Commercial Mortgage Trust REMIC
3.15%, 04/15/25	1,885	1,934
3.84%, 09/15/58	2,185	2,354
Westlake Automobile Receivables Trust
1.83%, 06/15/17 (r)	2,195	2,187
0.97%, 10/16/17 (r)	486	486
Total Non-U.S. Government Agency Asset-Backed Securities (cost $222,687)		221,773

CORPORATE BONDS AND NOTES - 11.7%
CONSUMER DISCRETIONARY - 0.9%
21st Century Fox America Inc.
4.50%, 02/15/21	850	937
3.00%, 09/15/22	750	773
4.00%, 10/01/23	420	453
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,289
4.80%, 12/05/34	1,815	2,031
4.95%, 12/05/44	965	1,112
AutoZone Inc.
4.00%, 11/15/20	1,000	1,067
3.70%, 04/15/22	495	517
3.13%, 07/15/23	1,000	1,012
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (r)	1,785	1,804
3.75%, 09/16/24 (r)	4,090	4,223
CCO Safari II LLC, 6.48%, 10/23/45 (r)	1,055	1,174
Comcast Corp.
6.50%, 01/15/17	750	783
5.65%, 06/15/35	165	203
4.40%, 08/15/35	2,325	2,520
6.50%, 11/15/35	165	219
6.55%, 07/01/39	375	509
COX Communications Inc.
3.25%, 12/15/22 (r)	1,000	965
4.80%, 02/01/35 (r)	2,695	2,358

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Grupo Televisa SAB
6.63%, 01/15/40	375	412
5.00%, 05/13/45	385	351
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,032
Marriott International Inc., 2.88%, 03/01/21	3,225	3,258
NBCUniversal Enterprise Inc., 1.66%, 04/15/18 (r)	830	838
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,700
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (r)	3,400	3,404
2.65%, 09/26/18 (r)	1,445	1,477
O’Reilly Automotive Inc., 3.80%, 09/01/22	2,395	2,500
Omnicom Group Inc., 3.60%, 04/15/26	1,985	2,034
Time Warner Cable Inc.
5.85%, 05/01/17	270	281
8.75%, 02/14/19	50	59
8.25%, 04/01/19	695	809
6.55%, 05/01/37	435	478
7.30%, 07/01/38	285	334
6.75%, 06/15/39	285	321
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	195	249
Time Warner Inc.
4.88%, 03/15/20	500	548
4.75%, 03/29/21	450	497
6.25%, 03/29/41	500	578
Viacom Inc., 4.85%, 12/15/34	3,450	3,063
		48,172
CONSUMER STAPLES - 0.5%
Altria Group Inc.
4.75%, 05/05/21 (e)	548	622
4.50%, 05/02/43	1,175	1,263
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (l)	680	803
5.38%, 01/15/20 (l)	170	192
2.50%, 07/15/22	731	738
3.75%, 07/15/42	820	779
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	1,266	1,285
CVS Caremark Corp.
5.75%, 06/01/17	74	78
4.00%, 12/05/23	2,680	2,951
CVS Health Corp.
4.88%, 07/20/35	2,265	2,526
5.13%, 07/20/45	2,635	3,053
Grupo Bimbo SAB de CV, 3.88%, 06/27/24 (r)	555	558
Heineken NV, 2.75%, 04/01/23 (r)	1,065	1,071
HJ Heinz Co., 3.50%, 07/15/22 (r)	1,365	1,433
Imperial Tobacco Finance Plc, 3.75%, 07/21/22 (r)	1,785	1,865
Japan Tobacco Inc., 2.10%, 07/23/18 (e) (r)	875	883
Kraft Foods Group Inc., 2.25%, 06/05/17	375	379
Kroger Co.
3.30%, 01/15/21	745	787
3.85%, 08/01/23	1,830	1,968
4.00%, 02/01/24	1,775	1,922
Mondelez International Inc., 4.00%, 02/01/24	740	795
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	658
3.75%, 01/15/22 (r)	750	796
4.95%, 01/15/42 (r)	200	223
		27,628
ENERGY - 1.5%
Anadarko Petroleum Corp., 6.38%, 09/15/17	2,425	2,540
BG Energy Capital Plc, 4.00%, 10/15/21 (r)	3,450	3,606
BP Capital Markets Plc
4.75%, 03/10/19	675	728
2.32%, 02/13/20	955	963
3.25%, 05/06/22	1,000	1,027
2.50%, 11/06/22	600	587
3.99%, 09/26/23	195	206
3.51%, 03/17/25	2,375	2,419
Columbia Pipeline Group Inc., 2.45%, 06/01/18 (r)	1,560	1,545
ConocoPhillips Co.
5.75%, 02/01/19	420	456
6.00%, 01/15/20	205	228
2.88%, 11/15/21	866	850
3.35%, 05/15/25 (e)	1,299	1,244
4.30%, 11/15/44 (e)	1,600	1,384
Devon Energy Corp.
3.25%, 05/15/22 (e)	5,410	4,578
5.60%, 07/15/41	575	451
5.00%, 06/15/45 (e)	1,120	836
Encana Corp., 6.50%, 05/15/19	2,170	2,159
Enterprise Products Operating LLC, 5.10%, 02/15/45	2,550	2,476
EOG Resources Inc., 5.63%, 06/01/19	190	207
Halliburton Co.
3.38%, 11/15/22	1,850	1,883
3.50%, 08/01/23	2,750	2,778
Occidental Petroleum Corp., 4.10%, 02/01/21	941	1,017
Petroleos Mexicanos, 5.50%, 02/04/19 (r)	2,875	3,012
Phillips 66 Partners LP, 3.61%, 02/15/25	3,540	3,218
Pioneer Natural Resources Co.
7.50%, 01/15/20	4,977	5,628
4.45%, 01/15/26	2,525	2,546
Schlumberger Holdings Corp., 3.00%, 12/21/20 (r)	1,645	1,669
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20 (r)	6,270	6,299
Statoil ASA
5.25%, 04/15/19	215	236
2.25%, 11/08/19	480	486
2.90%, 11/08/20	1,945	1,996
2.75%, 11/10/21	705	715
2.45%, 01/17/23	187	181
3.70%, 03/01/24 (e)	50	52
Suncor Energy Inc.
6.10%, 06/01/18	500	535
3.60%, 12/01/24	850	842
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21	4,250	4,175
Total Capital SA, 2.13%, 08/10/18	2,250	2,287
TransCanada Pipelines Ltd.
3.80%, 10/01/20	975	1,012
4.88%, 01/15/26	1,875	1,981
Western Gas Partners LP, 4.00%, 07/01/22	4,950	4,433
		75,471
FINANCIALS - 5.1%
Abbey National Treasury Services Plc, 2.50%, 03/14/19	4,160	4,208
Ace Capital Trust II, 9.70%, 04/01/30	525	737
American Express Centurion Bank, 6.00%, 09/13/17	850	903
American Express Credit Corp.
2.38%, 03/24/17	1,025	1,037
2.13%, 07/27/18	1,700	1,712
American Tower Corp., 3.45%, 09/15/21	4,000	4,092
Ameriprise Financial Inc., 5.30%, 03/15/20	170	190
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	5,800	6,032

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.65%, 02/01/26	3,745	3,938
4.70%, 02/01/36	4,315	4,664
AvalonBay Communities Inc., 3.63%, 10/01/20	905	945
AXA SA, 8.60%, 12/15/30	425	559
Bank of America Corp.
6.50%, 08/01/16	2,000	2,034
5.42%, 03/15/17	700	724
2.00%, 01/11/18	1,200	1,205
2.60%, 01/15/19	776	789
5.63%, 07/01/20	140	157
2.63%, 10/19/20	2,000	2,015
4.13%, 01/22/24	1,800	1,907
4.20%, 08/26/24	4,600	4,683
5.88%, 02/07/42	300	364
5.00%, 01/21/44	500	550
Bank of Montreal, 2.50%, 01/11/17	2,650	2,679
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	556
2.15%, 02/24/20	2,920	2,942
Banque Federative du Credit Mutuel SA, 2.75%, 10/15/20 (r)	4,850	4,948
Barclays Bank Plc, 6.05%, 12/04/17 (r)	550	582
BAT International Finance Plc
2.75%, 06/15/20 (r)	1,080	1,111
3.25%, 06/07/22 (r)	1,945	2,061
3.50%, 06/15/22 (r)	455	484
Berkshire Hathaway Inc., 2.75%, 03/15/23	2,690	2,744
BNP Paribas SA, 2.40%, 12/12/18	2,500	2,541
BPCE SA
2.50%, 12/10/18	520	529
2.50%, 07/15/19	2,400	2,427
4.00%, 04/15/24 (e)	1,255	1,329
5.15%, 07/21/24 (r)	1,595	1,630
Capital One Bank USA NA, 2.15%, 11/21/18	1,930	1,929
Capital One Financial Corp.
4.75%, 07/15/21	1,500	1,645
3.75%, 04/24/24	2,000	2,059
3.20%, 02/05/25	2,000	1,981
4.20%, 10/29/25	1,245	1,261
CDP Financial, 4.40%, 11/25/19 (r)	600	660
Citigroup Inc.
2.50%, 09/26/18	1,000	1,015
2.50%, 07/29/19	1,155	1,171
4.50%, 01/14/22	605	663
8.13%, 07/15/39	65	96
5.88%, 01/30/42	165	199
5.30%, 05/06/44	1,055	1,104
CNA Financial Corp., 3.95%, 05/15/24	225	224
Compass Bank, 2.75%, 09/29/19	700	697
Credit Agricole SA
2.50%, 04/15/19 (r)	2,435	2,475
4.38%, 03/17/25 (r)	1,205	1,180
Credit Suisse
2.30%, 05/28/19	795	803
3.00%, 10/29/21	1,070	1,092
3.63%, 09/09/24	325	330
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	2,935	2,922
3.75%, 03/26/25	2,690	2,571
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,409
2.38%, 08/01/18 (r)	1,400	1,423
2.25%, 07/31/19 (r)	1,790	1,816
3.88%, 09/15/21 (r)	231	247
8.50%, 01/18/31	300	460
Discover Bank, 3.10%, 06/04/20	4,700	4,736
Discover Financial Services, 6.45%, 06/12/17	90	94
Eaton Vance Corp., 6.50%, 10/02/17	30	32
ERP Operating LP, 4.75%, 07/15/20	765	837
Fifth Third Bank, 2.88%, 10/01/21	1,800	1,834
Ford Motor Credit Co. LLC
2.38%, 03/12/19	7,100	7,144
3.16%, 08/04/20	2,510	2,561
GE Capital International Funding Co.
2.34%, 11/15/20 (r)	2,141	2,195
3.37%, 11/15/25 (r)	2,687	2,869
4.42%, 11/15/35 (r)	1,286	1,392
General Electric Capital Corp.
5.55%, 05/04/20 (e)	473	545
4.63%, 01/07/21	129	146
4.65%, 10/17/21	144	164
3.15%, 09/07/22	1,028	1,096
6.15%, 08/07/37	62	83
5.88%, 01/14/38	339	442
6.88%, 01/10/39	160	232
General Motors Financial Co. Inc., 4.20%, 03/01/21	3,300	3,410
Goldman Sachs Group Inc.
5.63%, 01/15/17	670	691
2.38%, 01/22/18	755	765
6.00%, 06/15/20	205	234
5.25%, 07/27/21	1,000	1,126
5.75%, 01/24/22	2,445	2,822
3.63%, 01/22/23	550	567
6.25%, 02/01/41	940	1,169
4.80%, 07/08/44	1,080	1,130
HCP Inc.
6.00%, 01/30/17	365	377
4.00%, 06/01/25 (e)	4,670	4,490
HSBC Bank Plc, 4.13%, 08/12/20 (r)	900	964
HSBC Bank USA NA, 5.88%, 11/01/34	250	286
HSBC Holdings Plc
3.40%, 03/08/21	3,150	3,215
4.00%, 03/30/22	870	915
5.25%, 03/14/44	260	264
HSBC USA Inc., 1.63%, 01/16/18	1,435	1,432
Huntington National Bank
2.20%, 11/06/18	3,575	3,590
2.20%, 04/01/19	915	914
2.40%, 04/01/20	2,150	2,134
ING Bank NV
3.75%, 03/07/17 (r)	1,600	1,636
1.80%, 03/16/18 (r)	3,530	3,541
JPMorgan Chase & Co.
6.30%, 04/23/19	475	537
4.50%, 01/24/22	825	911
3.25%, 09/23/22	1,000	1,043
3.38%, 05/01/23 (e)	1,060	1,065
6.40%, 05/15/38	425	565
5.40%, 01/06/42	540	645
Korea Development Bank, 2.50%, 03/11/20 (e)	3,500	3,575
Korea Finance Corp., 2.88%, 08/22/18 (e)	990	1,019
LeasePlan Corp. NV, 2.88%, 01/22/19 (r)	3,320	3,309
Liberty Mutual Group Inc., 4.25%, 06/15/23 (r)	585	603
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	585
Liberty Property LP, 6.63%, 10/01/17	225	241
Macquarie Bank Ltd., 2.40%, 01/21/20 (r)	660	661
MassMutual Global Funding II, 2.10%, 08/02/18 (r)	1,875	1,893
MetLife Inc.
1.90%, 12/15/17 (k)	415	418
4.13%, 08/13/42	265	253
Metropolitan Life Global Funding I, 1.50%, 01/10/18 (e) (r)	1,480	1,482

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Morgan Stanley
5.45%, 01/09/17	1,000	1,032
2.13%, 04/25/18	1,900	1,915
2.50%, 01/24/19	1,000	1,018
3.70%, 10/23/24	5,200	5,377
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,073
3.05%, 02/15/22	445	458
Nationwide Building Society, 2.35%, 01/21/20 (r)	2,265	2,267
Northern Trust Corp., 3.45%, 11/04/20	490	522
Pentair Finance SA, 2.90%, 09/15/18	4,030	4,042
PNC Bank NA, 3.30%, 10/30/24	835	873
PNC Financial Services Group Inc., 3.90%, 04/29/24	830	873
Private Export Funding Corp.
2.25%, 12/15/17	1,985	2,027
3.25%, 06/15/25	7,600	8,131
Prudential Financial Inc.
6.00%, 12/01/17	450	482
2.30%, 08/15/18	1,885	1,913
QBE Insurance Group Ltd., 2.40%, 05/01/18 (r)	350	351
Realty Income Corp.
6.75%, 08/15/19	355	405
5.75%, 01/15/21	335	377
Santander Bank NA, 2.00%, 01/12/18	1,260	1,249
Santander Holdings USA Inc., 2.65%, 04/17/20	1,930	1,909
Santander Issuances SAU, 5.18%, 11/19/25	3,200	3,102
Scentre Group Trust, 2.38%, 11/05/19 (r)	3,175	3,183
Shell International Finance BV, 3.25%, 05/11/25	1,260	1,270
Sovereign Bank, 8.75%, 05/30/18	450	501
Svenska Handelsbanken AB, 2.88%, 04/04/17	2,000	2,032
Synchrony Financial
2.60%, 01/15/19	1,780	1,784
3.00%, 08/15/19	3,400	3,455
2.70%, 02/03/20	755	748
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	685	734
Trinity Acquisition Plc, 4.40%, 03/15/26	4,145	4,207
U.S. Bancorp, 3.70%, 01/30/24	900	977
UBS Group AG
2.95%, 09/24/20 (r)	2,840	2,851
3.00%, 04/15/21 (r)	3,500	3,507
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (r)	775	770
Wachovia Corp., 5.75%, 06/15/17	1,500	1,579
WEA Finance LLC
1.75%, 09/15/17 (r)	655	653
2.70%, 09/17/19 (r)	990	997
3.25%, 10/05/20 (r)	2,400	2,452
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,282
4.48%, 01/16/24	517	562
4.10%, 06/03/26	1,125	1,178
		257,437
HEALTH CARE - 1.4%
AbbVie Inc., 3.20%, 11/06/22	425	440
Actavis Funding SCS
3.00%, 03/12/20	885	911
3.45%, 03/15/22	3,280	3,406
4.85%, 06/15/44	750	799
Aetna Inc., 1.75%, 05/15/17	55	55
Bayer US Finance LLC
2.38%, 10/08/19 (r)	1,050	1,083
3.00%, 10/08/21 (r)	1,675	1,753
3.38%, 10/08/24 (r)	540	569
Biogen Inc., 2.90%, 09/15/20	2,245	2,311
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,366
3.50%, 11/15/24	1,205	1,253
4.50%, 11/15/44	1,405	1,424
Catholic Health Initiatives
2.60%, 08/01/18	815	830
2.95%, 11/01/22	1,730	1,734
4.35%, 11/01/42	2,270	2,242
Celgene Corp.
2.25%, 05/15/19	265	269
3.55%, 08/15/22	1,265	1,328
3.63%, 05/15/24	620	641
Cigna Corp., 3.25%, 04/15/25	5,040	5,008
Dignity Health
2.64%, 11/01/19	255	260
3.81%, 11/01/24	515	544
EMD Finance LLC
2.95%, 03/19/22 (r)	3,020	3,084
3.25%, 03/19/25 (e) (r)	4,450	4,446
Express Scripts Holding Co.
2.25%, 06/15/19	970	977
3.90%, 02/15/22	1,000	1,043
Forest Laboratories Inc.
4.88%, 02/15/21 (r)	385	425
5.00%, 12/15/21 (r)	1,475	1,647
Gilead Sciences Inc.
2.55%, 09/01/20	1,120	1,154
3.70%, 04/01/24	1,125	1,207
4.50%, 02/01/45	545	578
Kaiser Foundation Hospitals
3.50%, 04/01/22	860	899
4.88%, 04/01/42	505	564
McKesson Corp.
2.85%, 03/15/23	90	90
3.80%, 03/15/24	735	767
Medtronic Inc.
2.50%, 03/15/20	755	782
3.15%, 03/15/22	1,070	1,133
3.63%, 03/15/24	360	387
3.50%, 03/15/25	1,715	1,831
4.38%, 03/15/35	285	309
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	620	722
4.20%, 07/01/55	790	811
Merck & Co. Inc.
2.80%, 05/18/23	940	981
4.15%, 05/18/43	630	688
Mylan NV, 3.00%, 12/15/18 (r)	3,370	3,417
New York and Presbyterian Hospital, 4.02%, 08/01/45	1,365	1,363
Pfizer Inc., 6.20%, 03/15/19	700	797
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	181	206
Sanofi SA, 4.00%, 03/29/21	1,025	1,129
Toledo Hospital, 4.98%, 11/15/45	1,915	2,160
UnitedHealth Group Inc.
3.88%, 10/15/20	600	650
2.88%, 03/15/22	70	73
3.35%, 07/15/22	1,090	1,159
3.75%, 07/15/25	1,820	1,962
4.63%, 11/15/41	1,040	1,159
WellPoint Inc.
2.30%, 07/15/18	625	632
3.70%, 08/15/21	1,000	1,051
3.30%, 01/15/23	3,675	3,723
		72,232

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INDUSTRIALS - 0.5%
BAE Systems Holdings Inc., 3.85%, 12/15/25 (r)	1,490	1,534
Cargill Inc., 4.31%, 05/14/21 (r)	517	568
Deere & Co., 4.38%, 10/16/19	185	204
ERAC USA Finance LLC
2.75%, 03/15/17 (r)	340	344
2.35%, 10/15/19 (r)	2,880	2,886
4.50%, 08/16/21 (r)	620	675
3.30%, 10/15/22 (r)	120	122
7.00%, 10/15/37 (r)	270	344
5.63%, 03/15/42 (r)	1,200	1,351
FedEx Corp.
2.70%, 04/15/23	520	520
4.90%, 01/15/34	1,005	1,086
5.10%, 01/15/44	1,685	1,878
4.55%, 04/01/46	600	617
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	934
Lockheed Martin Corp.
2.50%, 11/23/20	810	830
4.50%, 05/15/36	441	474
4.85%, 09/15/41	955	1,079
4.07%, 12/15/42	2,776	2,806
4.70%, 05/15/46	1,090	1,219
Penske Truck Leasing Co. LP, 3.20%, 07/15/20 (r)	2,880	2,883
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	693
Southwest Airlines Co., 5.75%, 12/15/16	500	516
		23,563
INFORMATION TECHNOLOGY - 0.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	2,305	2,326
Apple Inc., 2.85%, 05/06/21	1,800	1,889
EMC Corp., 1.88%, 06/01/18	2,300	2,254
Total System Services Inc., 3.80%, 04/01/21	1,480	1,523
		7,992
MATERIALS - 0.2%
Agrium Inc., 3.15%, 10/01/22	3,425	3,363
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23 (e)	1,725	1,777
CF Industries Inc., 5.38%, 03/15/44	1,495	1,376
LyondellBasell Industries NV, 4.63%, 02/26/55	2,545	2,274
		8,790
TELECOMMUNICATION SERVICES - 0.5%
America Movil SAB de CV, 3.13%, 07/16/22	1,150	1,181
AT&T Inc.
1.75%, 01/15/18	1,000	1,003
4.45%, 04/01/24	3,220	3,479
3.95%, 01/15/25	160	166
6.80%, 05/15/36	150	183
6.55%, 02/15/39	155	183
BellSouth Corp., 6.55%, 06/15/34	300	331
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	500
8.75%, 06/15/30 (e) (k)	275	413
4.88%, 03/06/42 (r)	705	793
France Telecom SA
4.13%, 09/14/21 (e)	2,550	2,788
9.00%, 03/01/31 (k)	680	1,032
SBC Communications, 6.45%, 06/15/34	480	549
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,896
3.45%, 03/15/21	975	1,035
3.50%, 11/01/21	735	781
6.40%, 09/15/33	347	427
4.75%, 11/01/41	265	273
4.86%, 08/21/46	692	730
4.52%, 09/15/48	2,580	2,585
		25,328
UTILITIES - 0.9%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	200
Atmos Energy Corp., 6.35%, 06/15/17	385	407
Berkshire Hathaway Energy Co., 4.50%, 02/01/45	1,465	1,560
Colorado Public Service Co., 5.13%, 06/01/19	500	553
Consolidated Edison Co. of New York Inc.
5.30%, 12/01/16	250	257
4.63%, 12/01/54	910	991
Dominion Resources Inc.
4.10%, 04/01/21 (k)	3,275	3,350
3.63%, 12/01/24	3,200	3,248
Duke Energy Carolinas LLC
4.30%, 06/15/20	875	968
6.10%, 06/01/37	2,200	2,794
Electricite de France
5.63% (callable at 100 beginning 01/22/24) (m) (r)	2,000	1,830
4.88%, 01/22/44 (r)	450	451
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (m) (r)	770	705
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,817
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	655
MidAmerican Energy Co., 6.13%, 04/01/36	350	433
NextEra Energy Capital Holdings Inc., 2.06%, 09/01/17	7,870	7,913
NiSource Finance Corp., 4.80%, 02/15/44	465	491
Northeast Utilities, 3.15%, 01/15/25	400	398
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	1,760	1,903
2.95%, 04/01/25	576	569
5.25%, 09/30/40	325	372
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	830
5.13%, 11/15/43	480	561
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	78
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	132
5.35%, 05/15/40	800	996
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	740
Southern California Edison Co.
2.40%, 02/01/22	685	692
5.55%, 01/15/37	500	615
Southern Co.
2.45%, 09/01/18	675	686
2.75%, 06/15/20	4,000	4,057
State Grid Overseas Investment Ltd., 2.75%, 05/07/19 (r)	2,175	2,232
		43,484
Total Corporate Bonds and Notes (cost $573,090)		590,097

GOVERNMENT AND AGENCY OBLIGATIONS - 17.9%
GOVERNMENT SECURITIES - 8.2%
Municipals - 0.9%
Bay Area Toll Authority
6.26%, 04/01/49	975	1,376
7.04%, 04/01/50	730	1,081
Chicago Transit Authority, 6.90%, 12/01/40	1,105	1,325

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
City of Chicago O’Hare International Airport
6.85%, 01/01/38	700	794
6.40%, 01/01/40	440	580
City of Sacramento, California (insured by Assured Guaranty Municipal Corp.), 5.85%, 08/01/19	1,260	1,410
Dallas Area Rapid Transit, 6.00%, 12/01/44	390	534
Grand Parkway Transportation Corp., 5.18%, 10/01/42	1,555	1,931
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	737
Kansas Development Finance Authority, 4.93%, 04/15/45	3,000	3,163
Los Angeles Unified School District, 5.75%, 07/01/34	800	1,002
Maryland Transportation Authority, 5.89%, 07/01/43	270	346
Massachusetts School Building Authority, 5.72%, 08/15/39	500	631
Metropolitan Transportation Authority
7.34%, 11/15/39	75	115
6.09%, 11/15/40	405	536
6.81%, 11/15/40	250	349
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	1,885	2,347
New Jersey Economic Development Authority, 3.80%, 06/15/18	4,100	4,130
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	1,062
New York State Thruway Authority, 5.88%, 04/01/30	840	1,052
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,235
Oregon School Boards Association (insured by AMBAC School Board Guaranty), 4.76%, 06/30/28	420	473
Port Authority of New York & New Jersey
6.04%, 12/01/29	105	133
4.46%, 10/01/62	2,500	2,614
4.81%, 10/15/65	640	714
State of California
7.55%, 04/01/39	200	306
7.63%, 03/01/40	400	612
State of Illinois, 5.10%, 06/01/33	5,995	5,606
University of California
4.60%, 05/15/31	940	1,045
6.55%, 05/15/48	1,170	1,588
6.58%, 05/15/49	1,825	2,473
University of California Build America Bond, 5.77%, 05/15/43	615	791
University of Missouri, 5.96%, 11/01/39	360	464
Utility Debt Securitization Authority, 3.44%, 12/15/25	1,165	1,246
		43,801
Sovereign - 0.1%
Mexico Government International Bond
3.50%, 01/21/21 (e)	1,326	1,373
3.60%, 01/30/25	1,155	1,178
Province of Ontario, Canada, 4.00%, 10/07/19	550	596
		3,147
U.S. Treasury Securities - 7.2%
U.S. Treasury Bond
5.38%, 02/15/31 (e)	16,700	23,955
2.88%, 05/15/43 - 08/15/45	29,824	31,420
3.38%, 05/15/44	15,335	17,783
3.13%, 08/15/44	8,230	9,107
3.00%, 11/15/44	450	486
2.50%, 02/15/45	21,605	21,071
U.S. Treasury Note
0.50%, 03/31/17 (e)	32,600	32,562
0.63%, 05/31/17	15,320	15,311
0.63%, 08/31/17 (e)	66,000	65,925
1.00%, 09/15/17	14,500	14,562
0.75%, 10/31/17	19,055	19,063
1.38%, 07/31/18	1,900	1,926
1.38%, 09/30/18 - 03/31/20 (e)	6,915	6,994
1.25%, 11/30/18 (e)	18,500	18,709
1.75%, 09/30/19	33,205	34,073
2.63%, 11/15/20 (e)	9,400	10,001
2.00%, 11/30/20 (e)	29,600	30,674
2.13%, 06/30/21	10,070	10,498
		364,120

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.7%
Federal Home Loan Mortgage Corp. - 2.8%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	739	837
6.50%, 11/01/17	3	3
4.50%, 05/01/18 - 03/01/19	76	79
4.00%, 09/01/26 - 07/01/41	530	567
7.00%, 11/01/30 - 10/01/32	61	68
2.50%, 04/15/31, TBA (g)	5,900	6,059
3.00%, 04/15/31, TBA (g)	14,665	15,332
3.00%, 07/01/45 - 09/01/45	71,352	73,141
3.50%, 02/01/46	39,650	41,553
5.50%, 04/15/46, TBA (g)	2,400	2,672
		140,311
Federal National Mortgage Association - 5.3%
Federal National Mortgage Association
6.00%, 01/01/18	7	8
4.50%, 09/01/23 - 01/01/45	30,249	32,956
2.47%, 05/01/25	2,844	2,881
2.68%, 05/01/25	5,190	5,329
2.81%, 07/01/25	6,000	6,221
2.99%, 10/01/25	1,845	1,937
3.09%, 10/01/25	919	972
3.50%, 03/01/26 - 02/01/46	42,339	44,425
4.00%, 09/01/26 - 02/01/46	34,486	36,853
3.00%, 05/01/27 - 09/01/45	28,241	29,021
7.50%, 09/01/29	9	11
2.00%, 04/15/31, TBA (g)	2,200	2,211
2.50%, 04/15/31 - 04/15/46, TBA (g)	14,750	15,114
3.00%, 04/15/31, TBA (g)	2,450	2,559
3.50%, 04/15/31, TBA (g)	9,300	9,822
7.00%, 10/01/33	45	50
5.50%, 03/01/38	478	539
6.50%, 10/01/38 - 10/01/39	282	323
5.00%, 07/01/40	344	383
4.50%, 08/01/41 (r)	268	292
4.00%, 04/15/46, TBA (g)	35,000	37,406
5.00%, 04/15/46, TBA (g)	20,600	22,793
5.50%, 04/15/46, TBA (g)	8,800	9,870
REMIC, 2.79%, 05/25/25 (i)	8,250	8,532
		270,508
Government National Mortgage Association - 1.6%
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	6,697	7,613
6.50%, 04/15/26	16	18
5.50%, 11/15/32 - 02/15/36	95	106
7.00%, 01/15/33 - 05/15/33	21	25
5.00%, 06/20/33 - 06/15/39	4,946	5,520
4.50%, 06/15/40 - 05/15/42	2,095	2,280
4.00%, 01/15/41 - 12/20/44	2,370	2,536

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.00%, 04/20/45 - 07/20/45	13,199	13,697
3.50%, 02/20/46	31,950	33,819
4.50%, 04/15/46, TBA (g)	11,125	11,942
5.50%, 04/15/46, TBA (g)	3,000	3,357
REMIC, 7.50%, 09/16/35	9	10
		80,923
Total Government and Agency Obligations (cost $879,878)		902,810

SHORT TERM INVESTMENTS - 6.2%
Investment Company - 4.2%
JNL Money Market Fund, 0.29% (a) (h)	213,936	213,936
Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	101,036	101,036
Total Short Term Investments (cost $314,972)		314,972
Total Investments - 104.5% (cost $4,857,919)		5,275,812
Total Forward Sales Commitments - (0.7%) (proceeds $35,118)		(35,178)
Other Assets and Liabilities, Net - (3.8%)		(192,511)
Total Net Assets - 100.0%		$5,048,123

FORWARD SALES COMMITMENTS - 0.7%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.7%
Federal National Mortgage Association - 0.6%
Federal National Mortgage Association, 4.50%, 05/15/45 - 04/15/46, TBA (g)	$28,822	$31,351
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 6.00%, 04/15/46 - 05/15/46, TBA (g)	3,400	3,827
Total Forward Sales Commitments - 0.7% (proceeds $35,118)		$35,178

JNL/WMC Money Market Fund

CORPORATE BONDS AND NOTES - 7.2%
FINANCIALS - 6.1%
American Honda Finance Corp., 1.01%, 05/26/16 (i) (r)	$20,000	$20,011
Bank of New York Mellon Corp., 2.30%, 07/28/16	4,760	4,784
Bank of Nova Scotia, 1.14%, 07/15/16 (i)	2,136	2,137
BPCE SA, 1.87%, 04/25/16 (i)	2,500	2,501
GE Capital International Funding Co., 0.96%, 04/15/16 (r)	4,110	4,111
JPMorgan Chase Bank NA, 0.96%, 06/13/16 (i)	6,825	6,822
MassMutual Global Funding II, 3.13%, 04/14/16 (r)	5,600	5,605
Metropolitan Life Global Funding I
0.75%, 06/23/16 (i) (r)	10,500	10,502
0.82%, 07/14/16 (i)	1,700	1,700
New York Life Global Funding, 0.67%, 08/05/16 (i) (r)	9,000	9,000
Royal Bank of Canada, 2.30%, 07/20/16	4,550	4,573
Toronto-Dominion Bank
0.79%, 07/13/16 (i)	7,200	7,201
1.10%, 09/09/16 (i)	8,000	8,011
Wells Fargo & Co.
3.68%, 06/15/16 (k)	7,500	7,546
1.15%, 07/20/16 (i)	4,600	4,605
Wells Fargo Bank NA, 0.78%, 06/02/16 (i)	15,025	15,027
		114,136
INFORMATION TECHNOLOGY - 1.1%
International Business Machines Corp., 1.95%, 07/22/16	20,846	20,934
Total Corporate Bonds and Notes (cost $135,070)		135,070

GOVERNMENT AND AGENCY OBLIGATIONS - 15.5%
GOVERNMENT SECURITIES - 11.2%
Federal Farm Credit Bank - 1.1% (w)
Federal Farm Credit Bank
0.45%, 05/20/16 (i)	11,560	11,560
0.49%, 04/28/17 (i)	9,600	9,600
		21,160
Federal Home Loan Bank - 3.0% (w)
Federal Home Loan Bank
0.30%, 04/14/16	6,000	6,000
0.25%, 05/11/16	12,000	12,000
5.38%, 05/18/16	10,000	10,065
0.38%, 06/24/16 - 08/25/16	9,000	8,999
0.41%, 08/05/16	16,360	16,358
0.50%, 09/28/16	3,380	3,379
		56,801
Federal Home Loan Mortgage Corp. - 3.4% (w)
Federal Home Loan Mortgage Corp.
5.50%, 07/18/16	15,000	15,227
2.00%, 08/25/16	19,795	19,913
0.88%, 02/22/17	21,000	21,036
1.00%, 03/08/17	6,626	6,645
		62,821
Federal National Mortgage Association - 0.7% (w)
Federal National Mortgage Association, 1.25%, 01/30/17	13,317	13,384
Sovereign - 0.5%
Kreditanstalt fur Wiederaufbau, 2.00%, 06/01/16	10,000	10,024
U.S. Treasury Securities - 2.5%
U.S. Treasury Note
0.38%, 07/31/17 (i)	26,000	25,985
0.47%, 10/31/17 (i)	20,000	20,003
		45,988
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.3%
Federal Home Loan Bank - 4.3%
Federal Home Loan Bank
0.50%, 07/26/16 - 08/29/16	37,100	37,100
0.47%, 08/22/16	10,000	9,999
0.49%, 10/11/16 (i)	18,000	18,000
0.63%, 11/23/16	11,390	11,394
1.63%, 12/09/16	4,250	4,281
		80,774
Total Government and Agency Obligations (cost $290,952)		290,952

SHORT TERM INVESTMENTS - 60.6%
Certificates of Deposit - 18.2%
Bank of Montreal, 0.73%, 06/22/16 (i)	11,000	11,000
Bank of Nova Scotia
0.56%, 04/18/16 (i)	5,000	5,000
0.70%, 06/28/16 (i)	25,000	25,000
Canadian Imperial Bank of Commerce
0.53%, 06/20/16	17,000	17,000

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
0.77%, 08/05/16 (i)	15,000	15,000
0.77%, 09/12/16 (i)	12,500	12,500
Credit Suisse AG, 0.59%, 04/01/16	24,000	24,000
Credit Suisse Group AG, 0.83%, 05/09/16 (i)	11,000	11,000
Natixis
0.79%, 08/02/16 (i)	23,000	23,000
0.74%, 08/10/16	9,000	9,000
Nordea Bank Finland Plc, 0.60%, 05/19/16 (i)	25,000	25,000
Rabobank Nederland NV, 0.71%, 08/18/16	19,000	19,000
Royal Bank of Canada
0.61%, 04/04/16 (i)	25,000	25,000
0.56%, 04/08/16 (i)	10,500	10,500
Sumitomo Bank NY
0.60%, 06/20/16	16,000	16,000
0.76%, 08/10/16	9,000	9,000
Svenska Handelsbanken AB
0.54%, 06/20/16	16,000	16,000
0.75%, 08/02/16 (i)	19,250	19,250
Toronto-Dominion Bank, 0.65%, 05/02/16 (i)	14,000	14,000
US Bank NA, 0.73%, 07/20/16 (i)	24,000	24,000
Wells Fargo Bank NA, 0.68%, 06/01/16 (i)	12,000	12,000
		342,250
Commercial Paper - 11.1%
BPCE SA, 0.60%, 07/07/16 (r)	16,400	16,373
Coca-Cola Co., 0.50%, 07/12/16 (r)	15,000	14,979
Fairway Finance Corp.
0.43%, 04/26/16 (r)	30,000	29,991
0.57%, 06/23/16 (r)	19,000	18,975
GE Capital Treasury Services (US) LLC, 0.58%, 06/02/16	17,500	17,482
HSBC USA Inc., 0.62%, 04/22/16 (i)	8,000	8,000
Kreditanstalt fur Wiederaufbau, 0.58%, 07/05/16 (r)	26,000	25,960
MetLife Short Term Funding LLC
0.33%, 06/20/16 (r)	20,000	19,973
0.58%, 07/11/16 (r)	16,000	15,974
Old Line Funding LLC, 0.45%, 05/18/16 (r)	16,000	15,991
Societe Generale SA, 0.47%, 04/19/16	13,000	12,997
Thunder Bay Funding LLC, 0.66%, 07/19/16 (r)	13,000	12,974
		209,669
Federal Home Loan Bank - 11.4% (w)
Federal Home Loan Bank
0.37%, 05/09/16 - 05/18/16	44,000	43,979
0.51%, 05/20/16	16,500	16,489
0.29%, 06/08/16	13,000	12,993
0.42%, 07/01/16	32,000	31,966
0.39%, 07/25/16	35,000	34,956
0.22%, 07/29/16	40,000	39,933
0.47%, 08/12/16	14,000	13,976
0.50%, 09/02/16	20,000	19,957
		214,249
Federal Home Loan Mortgage Corp. - 6.8%
Federal Home Loan Mortgage Corp.
0.46%, 07/22/16	40,000	39,943
0.38%, 07/25/16	40,000	39,951
0.39%, 09/06/16	38,000	37,935
0.50%, 10/19/16	10,000	9,972
		127,801
Federal National Mortgage Association - 1.0% (w)
Federal National Mortgage Association, 0.40%, 07/25/16	18,000	17,977
Repurchase Agreements - 12.1%
Repurchase Agreement with BCL, 0.30% (Collateralized by $2,773 U.S. Treasury Note, 1.50%, due 03/31/23, value $2,754) acquired on 03/31/16, due on 04/01/16 at $2,700	2,700	2,700
Repurchase Agreement with BMO, 0.31% (Collateralized by $8,756 U.S. Treasury Note, 0.00-3.13%, due 05/26/16-05/15/45, value $9,180) acquired on 03/31/16, due on 04/01/16 at $9,000	9,000	9,000
Repurchase Agreement with BNP, 0.31% (Collateralized by $4,703 Federal National Mortgage Association, 3.50-4.00%, due 08/01/25-02/01/46, value $5,100) acquired on 03/31/16, due on 04/01/16 at $5,000	5,000	5,000
Repurchase Agreement with BOA, 0.30% (Collateralized by $35,177 Government National Mortgage Association, 4.00%, due 09/20/45, value $37,740) acquired on 03/31/16, due on 04/01/16 at $37,000	37,000	37,000
Repurchase Agreement with DUB, 0.32% (Collateralized by $9,618 U.S. Treasury Note, 1.50%, due 05/31/20, value $9,792) acquired on 03/31/16, due on 04/01/16 at $9,600	9,600	9,600
Repurchase Agreement with GSC, 0.29% (Collateralized by $38,458 Federal National Mortgage Association, 2.61-4.00%, due 07/01/24-09/01/45, value $40,800) acquired on 03/30/16, due on 04/06/16 at $40,002	40,000	40,000
Repurchase Agreement with GSC, 0.30% (Collateralized by $1 Government National Mortgage Association, 4.00%, due 11/20/45, value $1, $19,456 Federal National Mortgage Association, 3.50-4.00%, due 06/01/33-04/01/46, value $20,585 and $14,123 Federal Home Loan Mortgage Corp., 3.50-4.00%, due 08/01/37-03/01/43, value $15,114) acquired on 03/18/16, due on 04/01/16 at $35,004	35,000	35,000
Repurchase Agreement with GSC, 0.30% (Collateralized by $27,566 Federal National Mortgage Association, 3.50-4.00%, due 06/01/33-03/01/46, value $29,737 and $10,599 Federal Home Loan Mortgage Corp., 3.00%, due 10/01/32, value $11,063) acquired on 03/28/16, due on 04/04/16 at $40,002	40,000	40,000
Repurchase Agreement with GSC, 0.30% (Collateralized by $8,396 Federal National Mortgage Association., 4.50%, due 09/01/41, value $9,180) acquired on 03/31/16, due on 04/01/16 at $9,000	9,000	9,000
Repurchase Agreement with RBC, 0.28% (Collateralized by $2,465 Federal National Mortgage Association, 2.02-4.87%, due 09/01/33-03/01/46, value $2,552 and $486 Federal Home Loan Mortgage Corp., 2.21-3.38%, due 03/01/40-05/01/45, value $508) acquired on 03/31/16, due on 04/01/16 at $3,000	3,000	3,000

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with RBC, 0.28% (Collateralized by $732 Government National Mortgage Association, 3.00-4.00%, due 07/20/44-02/20/46, value $768, $19,926 Federal National Mortgage Association, 2.02-4.87%, due 09/01/26-03/01/46, value $21,110 and $3,485 Federal Home Loan Mortgage Corp., 2.19-4.00%, due 02/01/40-02/01/46, value $3,622) acquired on 03/30/16, due on 04/06/16 at $25,001	25,000	25,000
Repurchase Agreement with TDS, 0.32% (Collateralized by $284 U.S. Treasury Note, 2.63%, due 11/15/20, value $304, $11,202 Federal Home Loan Mortgage Corp., 3.50-4.00%, due 08/01/42-09/01/43, value $11,936) acquired on 03/31/16, due on 04/01/16 at $12,000	12,000	12,000
		227,300
Total Short Term Investments (cost $1,139,246)		1,139,246
Total Investments - 83.3% (cost $1,565,268)		1,565,268
Other Assets and Liabilities, Net - 16.7%		314,882
Total Net Assets - 100.0%		$1,880,150

JNL/WMC Value Fund

COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 11.3%
CBS Corp. - Class B	383	$21,111
Comcast Corp. - Class A	305	18,611
Hilton Worldwide Holdings Inc.	747	16,831
Home Depot Inc.	118	15,801
Liberty Interactive Corp. QVC Group (c)	72	1,813
Lowe’s Cos. Inc.	223	16,897
Nordstrom Inc. (e)	200	11,464
Norwegian Cruise Line Holdings Ltd. (c)	381	21,041
Pulte Homes Inc.	809	15,138
PVH Corp.	156	15,406
Signet Jewelers Ltd.	133	16,521
Thomson Reuters Corp.	385	15,598
		186,232
CONSUMER STAPLES - 4.8%
British American Tobacco Plc	308	18,007
CVS Health Corp.	205	21,302
Diageo Plc - ADR (e)	83	8,969
Ingredion Inc.	139	14,790
Kraft Heinz Foods Co.	198	15,583
		78,651
ENERGY - 9.9%
Anadarko Petroleum Corp.	175	8,152
California Resources Corp.	—	—
Chevron Corp.	392	37,357
EOG Resources Inc.	285	20,666
Exxon Mobil Corp.	320	26,760
Halliburton Co.	530	18,927
Marathon Oil Corp.	1,347	15,007
Occidental Petroleum Corp.	169	11,598
Pioneer Natural Resources Co.	125	17,536
Southwestern Energy Co. (c) (e)	774	6,249
		162,252
FINANCIALS - 23.9%
American International Group Inc.	301	16,274
Ameriprise Financial Inc.	161	15,155
BlackRock Inc.	79	26,912
Chubb Ltd.	206	24,537
Citigroup Inc.	784	32,737
Goldman Sachs Group Inc.	102	16,015
Intercontinental Exchange Inc.	62	14,612
Invesco Ltd.	585	18,000
JPMorgan Chase & Co.	976	57,789
M&T Bank Corp.	165	18,328
Marsh & McLennan Cos. Inc.	327	19,898
MetLife Inc.	426	18,714
PNC Financial Services Group Inc.	399	33,708
Principal Financial Group Inc.	263	10,356
Unum Group (e)	275	8,492
Wells Fargo & Co.	1,251	60,483
		392,010
HEALTH CARE - 13.3%
Allergan Plc (c)	58	15,412
Amgen Inc.	112	16,794
AstraZeneca Plc - ADR (e)	551	15,517
Baxter International Inc.	215	8,817
Bristol-Myers Squibb Co.	378	24,168
Gilead Sciences Inc.	131	12,062
Medtronic Plc	360	26,987
Merck & Co. Inc.	792	41,894
Pfizer Inc.	430	12,741
Roche Holding AG	80	19,617
UnitedHealth Group Inc.	191	24,582
		218,591
INDUSTRIALS - 13.0%
3M Co.	118	19,581
Eaton Corp. Plc	477	29,814
Fortune Brands Home & Security Inc. (e)	484	27,137
General Electric Co.	1,182	37,591
Illinois Tool Works Inc.	65	6,666
Ingersoll-Rand Plc	337	20,907
Nielsen Holdings Plc	408	21,475
Triumph Group Inc.	251	7,892
Union Pacific Corp.	222	17,660
United Technologies Corp.	244	24,472
		213,195
INFORMATION TECHNOLOGY - 12.2%
Analog Devices Inc.	151	8,913
Cisco Systems Inc.	1,979	56,348
Intel Corp.	1,057	34,210
Maxim Integrated Products Inc.	669	24,614
Microsoft Corp.	857	47,316
QUALCOMM Inc.	302	15,453
Symantec Corp.	740	13,609
		200,463
MATERIALS - 3.7%
Agrium Inc. (e)	120	10,630
Dow Chemical Co. (e)	419	21,319
International Paper Co.	226	9,283
Nucor Corp.	176	8,319
Steel Dynamics Inc.	507	11,409
		60,960
TELECOMMUNICATION SERVICES - 1.8%
Verizon Communications Inc.	542	29,301
UTILITIES - 3.7%
Dominion Resources Inc.	127	9,555
Edison International	227	16,327
Eversource Energy	398	23,217

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
NextEra Energy Inc.	107	12,612
		61,711
Total Common Stocks (cost $1,313,112)		1,603,366

SHORT TERM INVESTMENTS - 2.9%
Investment Company - 1.4%
JNL Money Market Fund, 0.29% (a) (h)	24,074	24,074
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.56% (a) (h)	24,078	24,078
Total Short Term Investments (cost $48,152)		48,152
Total Investments - 100.5% (cost $1,361,264)		1,651,518
Other Assets and Liabilities, Net - (0.5%)		(8,810)
Total Net Assets - 100.0%		$1,642,708

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

(a)         Investment in affiliate.

(b)         Consolidated Schedule of Investments.

(c)          Non-income producing security.

(d)         Issuer was in bankruptcy and/or was in default relating to principal and/or interest. The aggregate value of these securities represented less than 0.50% of each Fund’s net assets except for the following Funds:  JNL/Franklin Templeton Mutual Shares Fund — 0.94%, JNL/PPM America Floating Rate Income Fund— 0.57%, JNL/Westchester Capital Event Driven Fund — 2.26%.

(e)          All or portion of the security was on loan.

(f)           Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s (“Trust”) Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs.  See FASB ASC Topic 820 in these Notes to Schedules of Investments.

(g)          All or a portion of the security was purchased or sold on a delayed delivery basis. As of March 31, 2016, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/BlackRock Global Allocation Fund $20,906; JNL/Capital Guardian Global Balanced Fund $3,671; JNL/Goldman Sachs Core Plus Bond Fund $159,421; JNL/Mellon Capital Bond Index Fund $55,812; JNL/Neuberger Berman Strategic Income Fund $136,597; JNL/PIMCO Real Return Fund $1,671,417; JNL/PIMCO Total Return Bond Fund $1,222,698; JNL/T. Rowe Price Short-Term Bond Fund $19,158; JNL/WMC Balanced Fund $138,657. As of March 31, 2016, the total proceeds for investments sold on a delayed delivery basis were as follows: JNL/Goldman Sachs Core Plus Bond Fund $18,723; JNL/Mellon Capital Bond Index Fund $3,888; JNL/WMC Balanced Fund $35,118.

(h)         Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of March 31, 2016.

(i)             The security or securities in this category have a variable rate.  Rate stated was in effect as of March 31, 2016.

(j)            Security issued with a zero coupon.  Income is recognized through the accretion of discount.

(k)         Security is a “step-up” bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2016.

(l)             The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)     Perpetual security.

(n)         Treasury inflation indexed note, par amount is adjusted for inflation.

(o)         All or a portion of the security is pledged or segregated as collateral.

(p)         Security is restricted to resale to institutional investors.  See Restricted Securities in these Notes to Schedules of Investments.

(q)         The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

(r)            The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Board.  As of March 31, 2016, the value and the percentage of net assets of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund - $64,633, 1.8%; JNL/DoubleLine Shiller Enhanced CAPE Fund - $42,886, 9.7%; JNL/Franklin Templeton Global Multisector Bond Fund - $192,083, 11.4%; JNL/Franklin Templeton Income Fund - $361,366, 16.0%; JNL/Franklin Templeton Mutual Shares Fund - $17,852, 1.6%; JNL/Goldman Sachs Core Plus Bond Fund - $175,793, 15.4%; JNL/Goldman Sachs Emerging Markets Debt Fund - $73,352, 16.4%; JNL/Ivy Asset Strategy Fund - $382,064, 17.8%; JNL/JPMorgan U.S. Government & Quality Bond Fund - $49,725, 3.0%; JNL/Mellon Capital Bond Index Fund - $5,224, 0.5%; JNL Multi-Manager Alternative Fund - $25,112, 3.5%; JNL/Neuberger Berman Strategic Income Fund - $41,435, 6.1%; JNL/Oppenheimer Emerging Markets Innovator Fund - $9,431, 4.0%; JNL/PIMCO Real Return Fund - $81,612, 5.1%; JNL/PIMCO Total Return Bond Fund - $402,850, 9.4%; JNL/PPM America Floating Rate Income Fund - $28,973, 2.1%; JNL/PPM America High Yield Bond Fund - $762,354, 31.4%; JNL/Scout Unconstrained Bond Fund - $32,806, 3.2%; JNL/T. Rowe Price Short-Term Bond Fund - $412,208, 21.6%; JNL/T. Rowe Price Value Fund - $10,243, 0.3%; JNL/Westchester Capital Event Driven Fund - $7,412, 2.4%; JNL/WMC Balanced Fund - $269,283, 5.3%; JNL/WMC Money Market Fund - $220,419, 11.7%.

(s)           Treasury inflation indexed note, par amount is not adjusted for inflation.

(t)            The Fund had an unfunded commitment at March 31, 2016.  See Unfunded Commitments in these Notes to Schedules of Investments.

(u)         Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v)         Convertible security.

(w)       The securities in this category are a direct debt of the agency and not collateralized by mortgages.

(x)         Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(y)         Pay-in-kind security.  The coupon interest earned by the security may be paid in cash or additional par.

(z)          This variable rate senior loan will settle after March 31, 2016, at which time the interest rate will be determined.

†                 Par amounts are listed in USD unless otherwise noted.  Options are quoted in unrounded number of contracts.

Currencies:

AED - United Arab Emirates Dirham

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CZK - Czech Republic Korunas

DKK - Danish Krone

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Abbreviations:

“-”  Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CAPE - Cyclically Adjusted Price Earnings

CBT - Chicago Board of Trade

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CMBX.NA.AAA - Commercial Mortgage-backed Securities Index - North

American

CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted

CVA - Commanditaire Vennootschap op Aandelen

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor- Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-BTP - debt instrument issued by the Republic of Italy

with a term of 2 to 11 years

Euro-OAT - debt instrument issued by the Republic of France

with a term of 8.5 to 10.5 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

IBEX - Iberia Index

iTraxx - Group of international credit derivative indices monitored by the International Index Company

JSE - Johannesburg Stock Exchange

KCBT - Kansas City Board of Trade

LIBOR - London Interbank Offered Rate

LME - London Metal Exchange

MIB - Milano Indice Borsa

MICEX - Moscow Interbank Currency Exchange Index

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

OAT - Obligations Assimilables du Tresor

RB - Revenue Bond

RBOB - Reformulated Blendstock for Oxygenate Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor’s

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

UFJ - United Financial of Japan

ULSD - Ultra-low sulfur diesel

WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - Australia & New Zealand Banking Group Ltd.

BBH - Brown Brothers Harriman & Co.

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

BVA - Banco Bilbao Vizcaya Argentaria SA

CAI - Credit Agricole Indosuez Securities Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank of Scotland

SCB - Standard Chartered Bank

SGB - Societe Generale Bannon LLC

SSB - State Street Brokerage Services, Inc.

TDS - TD Securities Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Restricted Securities - The Funds invest in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of March 31, 2016, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund
AliphCom Inc., 0.00%, 04/01/20	04/28/2015	$13,943	$14,919	0.4%
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	708	231	—
CapitaLand Ltd., 2.10%, 11/15/16	04/16/2012	2,789	2,597	0.1
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	01/18/2012	1,991	1,941	0.1
Delta Topco Ltd.	01/23/2012	984	30	—
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	2,219	2,187	0.1
Domo Inc.	04/02/2015	5,514	5,079	0.1
Dropbox Inc.- Series C	01/29/2014	7,795	4,493	0.1
First Quantum Minerals Ltd., 6.75%, 02/15/20	11/23/2015	923	975	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	08/25/2015	2,847	2,814	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund (continued)
Grand Rounds Inc.- Series C	04/01/2015	$1,774	$1,627	0.1%
Logistics UK 2015 Plc, 4.19%, 08/20/18	08/04/2015	3,167	2,989	0.1
Lookout Inc.	03/05/2015	236	198	—
Lookout Inc.- Series F	09/22/2014	3,242	2,716	0.1
Palantir Technologies Inc.	02/10/2014	3,142	3,034	0.1
REI Agro Ltd., 0.00%, 11/13/14	02/08/2012	606	3	—
REI Agro Ltd., 0.00%, 11/13/14	11/13/2011	184	1	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	1,100	1,204	—
TFS Corp. Ltd., 11.00%, 07/15/18	08/26/2011	6,249	6,242	0.2
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	838	822	—
Telefonica Participaciones SAU, 4.90%, 09/25/17	08/01/2016	706	715	—
Telefonica SA, 6.00%, 07/24/17	07/18/2014	1,758	1,552	—
Uber Technologies Inc.	06/09/2014	4,702	14,784	0.4
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	10/16/2015	1,443	1,503	—
Volkswagen International Finance NV, 4.00%, 08/12/20	09/29/2015	1,019	1,072	—
		$69,879	$73,728	2.0%
JNL/BlackRock Large Cap Select Growth Fund
Palantir Technologies Inc.	02/10/2014	$7,639	$7,377	0.5%
JNL/BlackRock Natural Resources Fund
Uranium Energy Corp.	11/02/2010	$1,244	$274	—%
JNL/Capital Guardian Global Balanced Fund
Abu Dhabi National Energy Co., 3.63%, 01/12/23	06/12/2015	$600	$595	0.1%
BAT International Finance Plc, 2.75%, 06/15/20	06/11/2015	30	31	—
BAT International Finance Plc, 3.50%, 06/15/22	06/11/2015	20	21	—
BAT International Finance Plc, 3.95%, 06/15/25	06/11/2015	30	33	—
Baxalta Inc., 4.00%, 06/23/25	06/19/2015	124	127	—
Belgium Government Bond, 1.00%, 06/22/26	01/22/2016	1,587	1,729	0.4
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	209	202	0.1
Bermuda Government International Bond, 4.85%, 02/06/24	07/31/2013	516	524	0.1
Cequel Communications Escrow I LLC, 6.38%, 09/15/20	12/02/2015	98	99	—
Columbia Pipeline Group Inc., 2.45%, 06/01/18	05/20/2015	40	40	—
Columbia Pipeline Group Inc., 3.30%, 06/01/20	05/20/2015	5	5	—
Columbia Pipeline Group Inc., 4.50%, 06/01/25	05/20/2015	5	5	—
Columbia Pipeline Group Inc., 5.80%, 06/01/45	05/20/2015	10	10	—
Communications Sales & Leasing Inc., 6.00%, 04/15/23	12/02/2015	47	49	—
Core Industrial Trust REMIC, 3.04%, 02/10/22	04/02/2015	267	267	0.1
Credit Agricole SA, 4.38%, 03/17/25	03/10/2015	199	196	—
DJO Finco LLC, 8.13%, 06/15/21	12/02/2015	91	88	—
Daimler Finance North America LLC, 2.25%, 03/02/20	02/24/2015	250	252	0.1
EMD Finance LLC, 2.40%, 03/19/20	03/17/2015	85	85	—
EMD Finance LLC, 2.95%, 03/19/22	04/01/2015	10	10	—
EMD Finance LLC, 3.25%, 03/19/25	03/17/2015	170	170	—
EQTY Mortgage Trust REMIC, 1.29%, 05/08/16	06/09/2014	115	113	—
Electricite de France SA, 3.63%, 10/13/25	10/09/2015	30	31	—
Enterprise Fleet Financing LLC, 0.87%, 12/20/16	02/12/2014	79	78	—
FMG Resources August 2006 Pty Ltd., 9.75%, 03/01/22	12/02/2015	96	100	—
First Quantum Minerals Ltd., 6.75%, 02/15/20	02/25/2014	101	68	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	02/25/2014	101	67	—
Hellenic Republic Government Bond, 4.75%, 04/17/19	02/04/2016	24	25	—
Hertz Vehicle Financing LLC, 2.73%, 03/25/20	04/15/2015	159	159	—
Hilton USA Trust REMIC, 2.66%, 11/05/18	11/25/2013	200	200	0.1
Intesa Sanpaolo SpA, 5.02%, 06/26/24	06/20/2014	200	187	—
Italy Buoni Poliennali Del Tesoro, 3.50%, 03/01/30	01/22/2015	462	490	0.1
Italy Buoni Poliennali Del Tesoro, 4.75%, 08/01/23	01/06/2015	435	437	0.1
Korea Housing Finance Corp., 2.50%, 11/15/20	11/13/2015	249	254	0.1
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34	06/11/2015	200	199	0.1
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	100	102	—
Navios Maritime Acquisition Corp., 8.13%, 11/15/21	12/02/2015	92	66	—
Niagara Mohawk Power Corp., 3.51%, 10/01/24	09/23/2014	40	41	—
Niagara Mohawk Power Corp., 4.28%, 10/01/34	09/23/2014	20	21	—
Norway Government Bond, 3.75%, 05/25/21	10/01/2015	155	158	—
Norway Government Bond, 4.25%, 05/19/17	01/06/2012	138	101	—
Republic of Ghana, 8.13%, 01/18/26	11/07/2014	199	157	—
Republic of Indonesia, 4.75%, 01/08/26	12/02/2015	299	315	0.1
Roche Holdings Inc., 2.25%, 09/30/19	04/01/2015	203	206	0.1
Roche Holdings Inc., 3.35%, 09/30/24	02/20/2015	207	212	0.1
Scentre Group Trust, 3.50%, 02/12/25	11/07/2014	104	106	—
Schlumberger Holdings Corp., 4.00%, 12/21/25	12/11/2015	120	124	—
Senegal Government International Bond, 8.75%, 05/13/21	10/30/2015	215	215	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Capital Guardian Global Balanced Fund (continued)
Slovenia Government International Bond, 5.85%, 05/10/23	05/03/2013	$248	$288	0.1%
Spain Government Bond, 1.95%, 04/30/26	01/15/2016	766	834	0.2
Spain Government Bond, 2.75%, 10/31/24	06/13/2014	866	918	0.2
Spain Government Bond, 5.40%, 01/31/23	02/21/2013	965	932	0.2
Trade MAPS 1 Ltd., 1.14%, 12/10/16	01/07/2014	125	124	—
Trade MAPS 1 Ltd., 1.69%, 12/10/16	01/07/2014	100	99	—
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/2013	200	194	—
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20	10/15/2012	204	166	—
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	11/13/2014	200	199	0.1
WEA Finance LLC, 2.70%, 09/17/19	09/11/2014	200	201	0.1
WEA Finance LLC, 3.25%, 10/05/20	09/29/2015	399	409	0.1
WEA Finance LLC, 3.75%, 09/17/24	09/11/2014	199	204	0.1
Zambia Government International Bond, 8.97%, 07/30/27	07/24/2015	195	165	—
		$13,403	$13,503	2.9%
JNL/DFA U.S. Core Equity Fund
Casa Lay	01/30/2015	$14	$14	—%
Dyax Corp.	01/22/2016	3	3	—
Property Development Center	01/30/2015	1	1	—
Vince Holding Corp.	03/15/2016	10	8	—
		$28	$26	—%
JNL/Franklin Templeton Global Multisector Bond Fund
Chaparral Energy Inc., 7.63%, 11/15/22	11/09/2012	$1,466	$264	—%
Edcon Ltd.	12/15/2015	—	1,298	0.1
Edcon Ltd.	12/15/2015	—	105	—
Edcon Ltd.	12/15/2015	—	—	—
		$1,466	$1,667	0.1%
JNL/Franklin Templeton Income Fund
First Data Holdings Inc.	06/27/2014	$6,826	$6,637	0.3%
General Motors Co.	04/25/2010	—	1	—
		$6,826	$6,638	0.3%
JNL/Franklin Templeton Mutual Shares Fund
Tribune Co. Litigation Interests	02/22/2013	$—	$—	—%
Tropicana Entertainment LLC, 9.63%, 12/15/14	12/14/2007	743	—	—
		$743	$—	—%
JNL/Goldman Sachs Core Plus Bond Fund
Barclays Bank Plc, 1.22%, 04/13/16	04/13/2015	$7,500	$7,500	0.7%
Credit Suisse European Mortgage Capital Ltd., 2.75%, 04/20/20	05/28/2015	2,828	2,996	0.3
Federal Home Loan Mortgage Corp., 3.00%, 12/15/27	04/10/2013	89	89	—
Federal Home Loan Mortgage Corp. REMIC, 5.66%, 07/15/39	12/22/2015	174	167	—
Federal Home Loan Mortgage Corp. REMIC, 5.66%, 11/15/43	11/27/2013	166	225	—
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association REMIC, 4.56%, 11/25/40	09/28/2012	(15)	725	0.1
Federal National Mortgage Association REMIC, 5.27%, 11/25/45	10/29/2015	2,077	2,260	0.2
Federal National Mortgage Association REMIC, 5.27%, 11/25/45	10/29/2015	336	351	—
Federal National Mortgage Association REMIC, 5.27%, 11/25/45	10/29/2015	88	89	—
Federal National Mortgage Association REMIC, 5.67%, 09/25/43	09/24/2015	169	166	—
Federal National Mortgage Association REMIC, 5.67%, 12/25/43	10/02/2015	371	351	—
Federal National Mortgage Association REMIC, 5.72%, 07/25/42	01/28/2016	157	142	—
Federal National Mortgage Association REMIC, 5.82%, 01/25/45	10/09/2015	187	190	—
Federal National Mortgage Association REMIC, 5.82%, 11/25/45	10/29/2015	155	174	—
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.41%, 05/17/32	01/08/2003	—	1	—
Government National Mortgage Association REMIC, 5.00%, 10/20/44	03/07/2016	507	499	0.1
Government National Mortgage Association REMIC, 5.00%, 08/20/45	03/04/2016	422	431	0.1
Government National Mortgage Association REMIC, 5.17%, 09/20/44	10/22/2015	99	99	—
Government National Mortgage Association REMIC, 5.22%, 01/20/46	01/29/2016	374	346	—
Government National Mortgage Association REMIC, 5.22%, 01/20/46	01/29/2016	291	262	—
Government National Mortgage Association REMIC, 5.22%, 01/20/46	01/29/2016	141	133	—
Government National Mortgage Association REMIC, 5.27%, 10/20/45	11/18/2015	119	108	—
Government National Mortgage Association REMIC, 5.28%, 08/20/45	10/07/2015	573	561	0.1
Government National Mortgage Association REMIC, 5.29%, 09/20/45	10/20/2015	146	129	—
Government National Mortgage Association REMIC, 5.31%, 08/20/45	08/27/2015	146	114	—
Government National Mortgage Association REMIC, 5.32%, 03/20/40	09/30/2015	239	223	—
Government National Mortgage Association REMIC, 5.57%, 08/20/40	01/06/2016	354	353	—
Government National Mortgage Association REMIC, 5.67%, 09/20/43	10/15/2015	92	86	—
Government National Mortgage Association REMIC, 5.67%, 03/20/44	10/15/2015	104	105	—
Government National Mortgage Association REMIC, 5.72%, 05/20/41	01/15/2016	249	236	—
Government National Mortgage Association REMIC, 5.72%, 07/20/43	10/19/2015	88	82	—
Government National Mortgage Association REMIC, 5.72%, 11/20/43	12/11/2015	84	80	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Goldman Sachs Core Plus Bond Fund (continued)
Government National Mortgage Association REMIC, 5.77%, 09/20/45	09/01/2015	$415	$396	0.1%
Government National Mortgage Association REMIC, 5.77%, 11/20/45	12/01/2015	112	105	—
Government National Mortgage Association REMIC, 5.82%, 12/20/42	12/11/2015	141	132	—
Government National Mortgage Association REMIC, 6.26%, 08/16/43	11/14/2013	147	207	—
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40)	09/22/2010	5,128	3,667	0.3
Home Interior Gift Inc.	02/22/2006	185	—	—
Macquarie Bank Ltd., 6.63%, 04/07/21	10/27/2014	1,658	1,679	0.2
Penske Truck Leasing Co. LP, 3.05%, 01/09/20	02/03/2015	2,438	2,387	0.2
Sappi Papier Holding GmbH, 7.75%, 07/15/17	10/16/2014	1,234	1,256	0.1
		$29,768	$29,102	2.5%
JNL/Goldman Sachs Emerging Markets Debt Fund
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 10.00%, 07/24/24)	08/12/2011	$1,041	$649	0.1%
Citigroup Funding Inc. Credit Linked Note (Republic of Colombia, 11.00%, 07/24/20)	07/26/2011	2,875	1,798	0.4
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21)	06/26/2012	8,322	5,567	1.3
Deutsche Bank AG Credit Linked Note (Indonesia Government, 9.00%, 03/15/29)	12/09/2015	1,396	1,485	0.3
Digicel Group Ltd., 8.25%, 09/30/20	12/13/2013	303	258	0.1
Digicel Ltd., 7.00%, 02/15/20	12/18/2013	202	183	—
First Quantum Minerals Ltd., 6.75%, 02/15/20	10/16/2015	289	247	0.1
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27	07/14/2015	582	556	0.1
Transportadora de Gas del Sur SA, 9.63%, 05/14/20	02/20/2014	5	6	—
Trust F/1401, 6.95%, 01/30/44	01/24/2014	272	273	0.1
		$15,287	$11,022	2.5%
JNL/Ivy Asset Strategy Fund
Delta Topco Ltd.	01/23/2012	$30,886	$834	—%
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	60,669	60,144	2.8
Media Group Holdings LLC	06/21/2013	68,605	18,490	0.9
		$160,160	$79,468	3.7%
JNL/JPMorgan U.S. Government & Quality Bond Fund
IndyMac Seconds Asset Backed Trust REMIC, 0.69%, 06/25/36	05/22/2006	$763	$147	—%
SACO I Inc. REMIC, 0.69%, 06/25/36	05/30/2006	158	274	—
		$921	$421	—%
JNL/Morgan Stanley Mid Cap Growth Fund
Airbnb Inc.- Series D	04/16/2014	$1,699	$3,064	1.4%
Dropbox Inc.- Series A-1	05/02/2012	40	49	—
Dropbox Inc.- Series C	01/30/2014	483	278	0.1
Flipkart Ltd.- Series D	01/07/2013	245	937	0.4
Palantir Technologies Inc.	07/20/2012	16	31	—
Palantir Technologies Inc.- Series H	10/28/2013	79	133	0.1
Palantir Technologies Inc.- Series H-1	10/28/2013	79	133	0.1
SurveyMonkey Inc.	11/26/2014	679	499	0.2
		$3,320	$5,124	2.3%
JNL Multi-Manager Alternative Fund
Compiler Finance Sub Inc., 7.00%, 05/01/21	05/01/2015	$158	$90	—%
Pacific Drilling SA Term Loan B, 4.50%, 06/03/18	09/10/2015	51	22	—
		$209	$112	—%
JNL/Oppenheimer Emerging Markets Innovator Fund
Fu Shou Yuan International Group Ltd.	09/28/2015	$2,836	$2,823	1.2%
Sinopharm Group Co. Ltd.- Class H	09/21/2015	2,772	3,205	1.3
		$5,608	$6,028	2.5%
JNL/PIMCO Total Return Bond Fund
Asciano Finance Ltd., 5.00%, 04/07/18	04/01/2011	$4,621	$4,680	0.1%
BPCE SA, 12.50%, callable at 100 beginning 09/30/19	11/21/2014	7,109	6,921	0.2
Blackstone CQP Holdco LP, 9.30%, 03/31/19	06/26/2014	4,549	4,539	0.1
Cantor Fitzgerald LP, 6.50%, 06/17/22	06/15/2015	11,100	11,532	0.3
MPLX LP, 4.88%, 06/01/25	12/23/2015	6,639	6,112	0.1
Panther CDO V BV, 0.31%, 10/15/84	04/06/2015	8,645	9,083	0.2
Piper Jaffray Cos., 5.06%, 10/09/18	10/09/2015	3,000	2,996	0.1
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	01/20/2016	9,983	11,545	0.3
UBS Group AG, 3.00%, 04/15/21	03/30/2016	10,992	11,021	0.2
		$66,638	$68,429	1.6%
JNL/PPM America Floating Rate Income Fund
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18	04/01/2015	$336	$231	—%
Western Digital Corp., 7.38%, 04/01/23	03/31/2016	582	594	0.1
		$918	$825	0.1%
JNL/PPM America High Yield Bond Fund
American Energy - Woodford LLC, 9.00%, 09/15/22	09/12/2014	$4,823	$250	—%
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18	09/23/2013	3,906	2,707	0.1
COMM Mortgage Trust REMIC, 3.47%, 10/10/25	02/22/2016	3,250	3,483	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/PPM America High Yield Bond Fund (continued)
Citigroup Commercial Mortgage Trust REMIC, 3.23%, 09/15/48	03/04/2016	$3,251	$3,475	0.1%
Citigroup Commercial Mortgage Trust REMIC, 4.90%, 02/10/24	03/09/2016	3,074	3,194	0.1
Halcon Resources Corp., 12.00%, 02/15/22	12/29/2014	14,629	4,411	0.2
Ithaca Energy Inc., 8.13%, 07/01/19	06/30/2014	15,758	10,376	0.4
Lone Pine Resources Inc.- Class A	12/05/2014	1,039	—	—
Lone Pine Resources Canada Ltd.- Class A	12/05/2014	1,039	—	—
Lone Pine Resources Inc. Escrow	12/05/2014	1,039	—	—
MDC Partners Inc., 6.50%, 05/01/24	03/21/2016	8,523	8,704	0.4
Western Digital Corp., 7.38%, 04/01/23	03/31/2016	7,274	7,419	0.3
Western Digital Corp., 10.50%, 04/01/24	03/31/2016	12,500	12,531	0.5
		$80,105	$56,550	2.3%
JNL/T. Rowe Price Established Growth Fund
Airbnb Inc.	07/14/2015	$7,889	$6,221	0.1%
Airbnb Inc.- Series D	04/16/2014	6,792	12,247	0.1
Beijing Xiaoju Kuaizhi Co. Ltd	10/20/2015	6,753	5,345	0.1
Dropbox Inc.- Class A	11/11/2014	8,341	4,808	0.1
Flipkart Ltd.	03/20/2015	1,141	879	—
Flipkart Ltd.- Series A	03/20/2015	389	300	—
Flipkart Ltd.- Series C	03/20/2015	688	530	—
Flipkart Ltd.- Series E	03/20/2015	1,278	985	—
Flipkart Ltd.- Series G	12/17/2014	6,117	4,487	0.1
Flipkart Ltd.- Series H	04/20/2015	6,745	4,167	0.1
LivingSocial- Series F	11/18/2011	1,185	—	—
WeWork Co.	06/23/2015	4,998	5,720	0.1
WeWork Co.	06/23/2015	556	636	—
		$52,872	$46,325	0.7%
JNL/T. Rowe Price Mid-Cap Growth Fund
Atlassian Corp. Plc- Class A	12/21/2014	$5,271	$7,872	0.2%
Dropbox Inc.- Series A	05/02/2012	476	579	—
Dropbox Inc.- Series A-1	05/02/2012	2,339	2,845	0.1
Dropbox Inc.	05/02/2012	383	466	—
LivingSocial	04/01/2011	4,061	—	—
WeWork Co.- Series D-1	12/10/2014	2,591	5,858	0.2
WeWork Co.- Series D-2	12/10/2014	2,036	4,603	0.1
WeWork Co.	12/10/2014	1,343	3,361	0.1
		$18,500	$25,584	0.7%

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments at March 31, 2016:

	Unfunded Commitment	Unrealized Depreciation
JNL Multi-Manager Alternative Fund
NewPage Corp. DIP Delayed Draw Term Loan	$99	$(12)
JNL/PPM America Floating Rate Income Fund
Kenan Advantage Group Inc. Delayed Draw Term Loan	265	(4)

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the Investment Company Act of 1940, as amended, (“1940 Act”), and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser(s), a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by approved pricing services.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange.  If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FASB ASC Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts that are priced based on single source broker quotes; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2016, by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/AB Dynamic Asset Allocation Fund
Investment Companies	$17,026	$—	$—	$—	$17,026
Government and Agency Obligations	—	2,051	—	—	2,051
Short Term Investments	14,542	3,349	—	—	17,891
Fund Total	$31,568	$5,400	$—	$—	$36,968
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$121,277	$568,213	$—	$—	$689,490
Fund Total	$121,277	$568,213	$—	$—	$689,490
JNL/BlackRock Global Allocation Fund
Common Stocks
Consumer Discretionary	$94,205	$114,985	$30	$—	$209,220
Consumer Staples	116,827	61,646	—	—	178,473
Energy	125,217	32,483	—	—	157,700
Financials	206,634	129,941	—	—	336,575
Health Care	194,370	72,731	—	—	267,101
Industrials	112,206	133,667	—	—	245,873
Information Technology	230,518	34,959	198	—	265,675
Materials	47,483	57,439	—	—	104,922
Telecommunication Services	27,863	48,664	—	—	76,527
Utilities	30,548	27,709	—	—	58,257
Trust Preferreds	13,255	—	—	—	13,255
Preferred Stocks	44,022	15,933	31,733	—	91,688
Warrants	—	222	—	—	222
Purchased Options	1,683	7,640	—	—	9,323
Investment Companies	83,281	—	—	—	83,281
Non-U.S. Government Agency ABS	—	2,989	—	—	2,989
Corporate Bonds and Notes	—	291,233	17,345	—	308,578
Variable Rate Senior Loan Interests	—	29,963	4,671	—	34,634
Government and Agency Obligations	—	779,510	—	—	779,510
Short Term Investments	—	502,141	—	124,256	626,397
Fund Total	$1,328,112	$2,343,855	$53,977	$124,256	$3,850,200
JNL/BlackRock Large Cap Select Growth Fund
Common Stocks	$1,541,353	$40,232	$—	$—	$1,581,585
Preferred Stocks	—	—	7,377	—	7,377
Short Term Investments	12,079	—	—	15,448	27,527
Fund Total	$1,553,432	$40,232	$7,377	$15,448	$1,616,489
JNL/BlackRock Natural Resources Fund
Common Stocks	$681,899	$9,409	$—	$—	$691,308
Short Term Investments	57,681	—	—	46,985	104,666
Fund Total	$739,580	$9,409	$—	$46,985	$795,974
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks
Consumer Discretionary	$62,560	$23,026	$—	$—	$85,586
Consumer Staples	11,556	42,572	—	—	54,128
Energy	49,799	3,080	—	—	52,879
Financials	63,321	30,270	—	—	93,591
Health Care	57,399	19,091	—	—	76,490
Industrials	43,239	45,806	—	—	89,045
Information Technology	91,689	28,922	—	—	120,611
Materials	34,805	16,253	—	—	51,058
Telecommunication Services	—	8,408	—	—	8,408
Utilities	—	3,364	—	—	3,364
Preferred Stocks	—	3,848	—	—	3,848
Warrants	34	—	—	—	34
Purchased Options	496	—	—	—	496
Short Term Investments	39,084	—	—	—	39,084
Fund Total	$453,982	$224,640	$—	$—	$678,622
JNL/Brookfield Global Infrastructure and MLP Fund
Common Stocks
Australia	$—	$36,274	$—	$—	$36,274
Canada	80,839	—	—	—	80,839

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Brookfield Global Infrastructure and MLP Fund (continued)
Common Stocks (continued)
China	$—	$21,551	$—	$—	$21,551
France	—	26,567	—	—	26,567
Hong Kong	—	10,861	—	—	10,861
Italy	—	37,280	—	—	37,280
Japan	—	12,935	—	—	12,935
Luxembourg	—	16,248	—	—	16,248
Mexico	10,035	—	—	—	10,035
Netherlands	—	10,132	—	—	10,132
Singapore	—	2,026	—	—	2,026
Spain	—	43,976	—	—	43,976
Switzerland	—	12,205	—	—	12,205
United Kingdom	—	61,656	—	—	61,656
United States of America	397,885	—	—	—	397,885
Short Term Investments	6,803	—	—	50,645	57,448
Fund Total	$495,562	$291,711	$—	$50,645	$837,918
JNL/Capital Guardian Global Balanced Fund
Common Stocks
Consumer Discretionary	$21,486	$25,770	$—	$—	$47,256
Consumer Staples	12,826	14,891	—	—	27,717
Energy	11,393	1,553	—	—	12,946
Financials	27,481	21,759	—	—	49,240
Health Care	10,365	8,444	—	—	18,809
Industrials	14,931	16,740	—	—	31,671
Information Technology	20,707	24,248	—	—	44,955
Materials	8,929	8,876	—	—	17,805
Telecommunication Services	10,122	15,468	—	—	25,590
Utilities	7,430	4,692	—	—	12,122
Preferred Stocks	2,559	1,859	52	—	4,470
Non-U.S. Government Agency ABS	—	3,891	—	—	3,891
Corporate Bonds and Notes	—	35,792	—	—	35,792
Government and Agency Obligations	—	105,173	—	—	105,173
Short Term Investments	30,339	—	—	13,165	43,504
Fund Total	$178,568	$289,156	$52	$13,165	$480,941
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks
Argentina	$1,413	$—	$—	$—	$1,413
Australia	—	10,728	—	—	10,728
Brazil	5,770	—	—	—	5,770
Canada	9,726	—	—	—	9,726
Chile	1,195	—	—	—	1,195
China	—	5,424	—	—	5,424
Denmark	—	5,332	—	—	5,332
Finland	—	4,904	—	—	4,904
France	—	9,570	—	—	9,570
Hong Kong	3,129	8,122	—	—	11,251
India	—	8,151	—	—	8,151
Indonesia	—	5,280	—	—	5,280
Ireland	2,216	—	—	—	2,216
Italy	—	2,386	—	—	2,386
Japan	—	25,157	—	—	25,157
Macau	—	2,750	—	—	2,750
Mexico	4,378	—	—	—	4,378
Netherlands	9,365	9,321	—	—	18,686
Portugal	—	3,757	—	—	3,757
Russian Federation	4,814	981	—	—	5,795
Singapore	4,249	—	—	—	4,249
South Africa	1,434	3,542	—	—	4,976
South Korea	—	2,268	—	—	2,268
Sweden	—	2,212	—	—	2,212
Switzerland	—	18,612	—	—	18,612
Taiwan	4,192	—	—	—	4,192
United Arab Emirates	—	5,582	—	—	5,582
United Kingdom	—	34,768	—	—	34,768
United States of America	179,946	—	—	—	179,946
Preferred Stocks	9,183	1,353	—	—	10,536
Short Term Investments	40,445	—	—	1,293	41,738
Fund Total	$281,455	$170,200	$—	$1,293	$452,948

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Causeway International Value Select Fund
Common Stocks	$19,020	$673,259	$—	$—	$692,279
Preferred Stocks	—	24,104	—	—	24,104
Short Term Investments	25,708	—	—	—	25,708
Fund Total	$44,728	$697,363	$—	$—	$742,091
JNL/DFA U.S. Core Equity Fund
Common Stocks	$744,713	$—	$—	$—	$744,713
Rights	—	—	18	—	18
Short Term Investments	40,228	—	—	—	40,228
Fund Total	$784,941	$—	$18	$—	$784,959
JNL/DoubleLine Shiller Enhanced CAPE Fund
Non-U.S. Government Agency ABS	$—	$89,826	$348	$—	$90,174
Corporate Bonds and Notes	—	47,256	—	—	47,256
Government and Agency Obligations	—	79,807	—	—	79,807
Short Term Investments	213,022	—	—	—	213,022
Fund Total	$213,022	$216,889	$348	$—	$430,259
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$3,416	$105,371	$—	$—	$108,787
Short Term Investments	919	—	—	869	1,788
Fund Total	$4,335	$105,371	$—	$869	$110,575
JNL/Eastspring Investments China-India Fund
Common Stocks	$7,998	$320,448	$—	$—	$328,446
Short Term Investments	1,991	—	—	183	2,174
Fund Total	$9,989	$320,448	$—	$183	$330,620
JNL/Franklin Templeton Global Growth Fund
Common Stocks
Brazil	$5,710	$—	$—	$—	$5,710
China	7,648	15,744	—	—	23,392
France	—	72,401	—	—	72,401
Germany	—	52,243	—	—	52,243
Hong Kong	—	10,034	—	—	10,034
India	—	6,887	—	—	6,887
Ireland	17,824	13,922	—	—	31,746
Israel	17,923	—	—	—	17,923
Italy	—	21,884	—	—	21,884
Japan	—	36,768	—	—	36,768
Netherlands	—	56,887	—	—	56,887
Portugal	—	9,975	—	—	9,975
Russian Federation	—	8,617	—	—	8,617
Singapore	—	18,369	—	—	18,369
South Korea	7,996	54,018	—	—	62,014
Spain	—	13,431	—	—	13,431
Sweden	—	11,117	—	—	11,117
Switzerland	—	34,224	—	—	34,224
Thailand	—	2,836	—	—	2,836
Turkey	10,693	—	—	—	10,693
United Kingdom	—	96,627	—	—	96,627
United States of America	334,687	—	—	—	334,687
Short Term Investments	21,255	—	—	53,407	74,662
Fund Total	$423,736	$535,984	$—	$53,407	$1,013,127
JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$89,890	$—	$—	$89,890
Government and Agency Obligations	—	1,163,359	—	—	1,163,359
Common Stocks	—	—	143	—	143
Preferred Stocks	—	—	319	—	319
Warrants	—	—	1,403	—	1,403
Short Term Investments	165,230	256,203	—	9,110	430,543
Fund Total	$165,230	$1,509,452	$1,865	$9,110	$1,685,657
JNL/Franklin Templeton Income Fund
Common Stocks	$1,031,602	$121,511	$737	$—	$1,153,850
Equity Linked Structured Notes	—	109,187	—	—	109,187
Preferred Stocks	73,634	2,046	725	—	76,405
Corporate Bonds and Notes	—	666,605	—	—	666,605
Other Equity Interests	—	—	1	—	1
Variable Rate Senior Loan Interests	—	70,292	—	—	70,292
Short Term Investments	234,664	—	—	137,027	371,691
Fund Total	$1,339,900	$969,641	$1,463	$137,027	$2,448,031
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks
Austria	$—	$2,140	$—	$—	$2,140
Belgium	1,502	1,123	—	—	2,625

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Franklin Templeton International Small Cap Growth Fund (continued)
Common Stocks (continued)
Bermuda	$15,051	$—	$—	$—	$15,051
Brazil	2,854	—	—	—	2,854
Canada	44,713	—	—	—	44,713
China	16,947	4,856	—	—	21,803
Denmark	—	7,885	—	—	7,885
Finland	—	26,887	—	—	26,887
France	14,844	9,559	—	—	24,403
Germany	—	13,463	—	—	13,463
Greece	3,732	—	—	—	3,732
Hong Kong	1,934	16,284	—	—	18,218
India	—	1,288	—	—	1,288
Ireland	12,139	32,226	—	—	44,365
Italy	—	16,069	—	—	16,069
Japan	—	46,287	—	—	46,287
Luxembourg	—	3,131	—	—	3,131
Netherlands	4,767	18,584	—	—	23,351
Norway	—	2,319	—	—	2,319
Philippines	—	2,406	—	—	2,406
Singapore	4,007	9,913	—	—	13,920
South Korea	1,116	11,356	—	—	12,472
Spain	9,153	9,991	—	—	19,144
Sweden	1,448	3,771	—	—	5,219
Switzerland	1,174	12,960	—	—	14,134
Taiwan	—	8,898	—	—	8,898
Thailand	—	522	—	—	522
United Kingdom	44,135	77,311	—	—	121,446
United States of America	17,944	—	—	—	17,944
Preferred Stocks	895	990	—	—	1,885
Investment Companies	2,356	—	—	—	2,356
Short Term Investments	14,317	—	—	30,976	45,293
Fund Total	$215,028	$340,219	$—	$30,976	$586,223
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$849,072	$155,158	$—	$—	$1,004,230
Corporate Bonds and Notes	—	23,563	—	—	23,563
Variable Rate Senior Loan Interests	—	26,840	2,031	—	28,871
Government and Agency Obligations	—	3,271	—	—	3,271
Other Equity Interests	—	1,597	3	—	1,600
Short Term Investments	53,253	—	—	17,145	70,398
Fund Total	$902,325	$210,429	$2,034	$17,145	$1,131,933
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$133,562	$2,996	$—	$136,558
Corporate Bonds and Notes	—	333,970	—	—	333,970
Government and Agency Obligations	—	669,546	—	—	669,546
Short Term Investments	138,673	31,580	—	—	170,253
Fund Total	$138,673	$1,168,658	$2,996	$—	$1,310,327
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$95,483	$—	$—	$95,483
Government and Agency Obligations	—	282,440	—	—	282,440
Credit Linked Structured Notes	—	42,210	—	—	42,210
Common Stocks	—	—	33	—	33
Short Term Investments	17,924	4,282	—	—	22,206
Fund Total	$17,924	$424,415	$33	$—	$442,372
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$1,038,841	$—	$—	$—	$1,038,841
Short Term Investments	72,477	—	—	—	72,477
Fund Total	$1,111,318	$—	$—	$—	$1,111,318
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$476,186	$—	$—	$—	$476,186
Short Term Investments	39,340	—	—	—	39,340
Fund Total	$515,526	$—	$—	$—	$515,526
JNL/Harris Oakmark Global Equity Fund
Common Stocks
China	$2,028	$—	$—	$—	$2,028
France	—	7,568	—	—	7,568
Germany	—	7,074	—	—	7,074
Italy	—	3,258	—	—	3,258
Japan	—	6,617	—	—	6,617
Mexico	1,087	—	—	—	1,087
Netherlands	—	1,758	—	—	1,758

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Harris Oakmark Global Equity Fund (continued)
Common Stocks (continued)
South Korea	$—	$2,462	$—	$—	$2,462
Sweden	—	1,384	—	—	1,384
Switzerland	—	19,525	—	—	19,525
United Kingdom	—	3,753	—	—	3,753
United States of America	28,727	—	—	—	28,727
Short Term Investments	6,544	—	—	—	6,544
Fund Total	$38,386	$53,399	$—	$—	$91,785
JNL/Invesco Global Real Estate Fund
Common Stocks
Australia	$—	$117,229	$—	$—	$117,229
Canada	50,813	—	—	—	50,813
China	—	18,037	—	—	18,037
France	—	71,881	—	—	71,881
Germany	—	56,357	—	—	56,357
Hong Kong	—	117,015	—	—	117,015
Ireland	—	8,463	—	—	8,463
Japan	18,274	195,351	—	—	213,625
Netherlands	—	16,356	—	—	16,356
Singapore	9,259	29,062	—	—	38,321
Spain	—	20,071	—	—	20,071
Sweden	—	22,641	—	—	22,641
Switzerland	—	13,312	—	—	13,312
United Kingdom	—	95,487	—	—	95,487
United States of America	1,001,388	—	—	—	1,001,388
Short Term Investments	23,168	—	—	—	23,168
Fund Total	$1,102,902	$781,262	$—	$—	$1,884,164
JNL/Invesco International Growth Fund
Common Stocks	$258,646	$913,531	$—	$—	$1,172,177
Short Term Investments	129,221	—	—	—	129,221
Fund Total	$387,867	$913,531	$—	$—	$1,301,398
JNL/Invesco Large Cap Growth Fund
Common Stocks	$906,641	$18,769	$—	$—	$925,410
Short Term Investments	15,937	—	—	—	15,937
Fund Total	$922,578	$18,769	$—	$—	$941,347
JNL/Invesco Mid Cap Value Fund
Common Stocks	$508,491	$4,539	$—	$—	$513,030
Short Term Investments	46,272	—	—	—	46,272
Fund Total	$554,763	$4,539	$—	$—	$559,302
JNL/Invesco Small Cap Growth Fund
Common Stocks	$1,242,261	$—	$—	$—	$1,242,261
Short Term Investments	162,272	—	—	—	162,272
Fund Total	$1,404,533	$—	$—	$—	$1,404,533
JNL/Ivy Asset Strategy Fund
Common Stocks	$943,537	$113,903	$19,324	$—	$1,076,764
Corporate Bonds and Notes	—	—	60,144	—	60,144
Government and Agency Obligations	—	400,813	—	—	400,813
Short Term Investments	118,059	485,352	—	4,616	608,027
Fund Total	$1,061,596	$1,000,068	$79,468	$4,616	$2,145,748
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$1,575,626	$—	$—	$—	$1,575,626
Short Term Investments	140,951	—	—	—	140,951
Fund Total	$1,716,577	$—	$—	$—	$1,716,577
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$71,756	$407	$—	$72,163
Corporate Bonds and Notes	—	56,945	—	—	56,945
Government and Agency Obligations	—	1,460,422	—	—	1,460,422
Short Term Investments	89,408	—	—	—	89,408
Fund Total	$89,408	$1,589,123	$407	$—	$1,678,938
JNL/Lazard Emerging Markets Fund
Common Stocks
Argentina	$8,511	$—	$—	$—	$8,511
Brazil	79,722	—	—	—	79,722
China	82,484	85,156	—	—	167,640
Colombia	2,905	—	—	—	2,905
Egypt	7,284	—	—	—	7,284
Hong Kong	—	3,500	—	—	3,500
Hungary	—	15,336	—	—	15,336
India	2,527	81,314	—	—	83,841
Indonesia	23,878	40,143	—	—	64,021

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/Lazard Emerging Markets Fund (continued)
Common Stocks (continued)
Macau	$—	$6,582	$—	$—	$6,582
Mexico	26,763	—	—	—	26,763
Pakistan	—	11,905	—	—	11,905
Peru	2,573	—	—	—	2,573
Philippines	9,863	—	—	—	9,863
Russian Federation	11,698	65,884	—	—	77,582
South Africa	—	52,370	—	—	52,370
South Korea	6,584	96,194	—	—	102,778
Taiwan	30,756	26,756	—	—	57,512
Thailand	—	18,192	—	—	18,192
Turkey	6,590	38,656	—	—	45,246
United Kingdom	4,333	—	—	—	4,333
United States of America	3,122	—	—	—	3,122
Short Term Investments	47,254	—	—	—	47,254
Fund Total	$356,847	$541,988	$—	$—	$898,835
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$118,974	$593,168	$1,482	$—	$713,624
Preferred Stocks	24,254	7,667	—	—	31,921
Rights	35	—	—	—	35
Short Term Investments	6,290	850	—	22,710	29,850
Fund Total	$149,553	$601,685	$1,482	$22,710	$775,430
JNL/Mellon Capital European 30 Fund
Common Stocks	$—	$432,288	$—	$—	$432,288
Preferred Stocks	—	14,623	—	—	14,623
Short Term Investments	806	—	—	—	806
Fund Total	$806	$446,911	$—	$—	$447,717
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	$—	$218,278	$—	$—	$218,278
Investment Companies	1,620	—	—	—	1,620
Short Term Investments	17,998	—	—	—	17,998
Fund Total	$19,618	$218,278	$—	$—	$237,896
JNL/Mellon Capital S&P 500 Index Fund
Common Stocks	$5,315,848	$—	$—	$—	$5,315,848
Short Term Investments	54,998	126,150	—	58,839	239,987
Fund Total	$5,370,846	$126,150	$—	$58,839	$5,555,835
JNL/Mellon Capital S&P 400 MidCap Index Fund
Common Stocks	$2,159,066	$—	$—	$—	$2,159,066
Short Term Investments	43,713	2,134	—	115,722	161,569
Fund Total	$2,202,779	$2,134	$—	$115,722	$2,320,635
JNL/Mellon Capital Small Cap Index Fund
Common Stocks	$1,744,615	$—	$154	$—	$1,744,769
Short Term Investments	4,924	920	—	193,241	199,085
Fund Total	$1,749,539	$920	$154	$193,241	$1,943,854
JNL/Mellon Capital International Index Fund
Common Stocks	$22,758	$2,197,007	$—	$—	$2,219,765
Preferred Stocks	—	15,361	—	—	15,361
Short Term Investments	4,126	4,498	—	94,387	103,011
Fund Total	$26,884	$2,216,866	$—	$94,387	$2,338,137
JNL/Mellon Capital Bond Index Fund
Non-U.S. Government Agency ABS	$—	$21,766	$—	$—	$21,766
Corporate Bonds and Notes	—	294,373	—	—	294,373
Government and Agency Obligations	—	817,510	—	—	817,510
Short Term Investments	60,766	—	—	12,820	73,586
Fund Total	$60,766	$1,133,649	$—	$12,820	$1,207,235
JNL/Mellon Capital Utilities Sector Fund
Common Stocks	$64,011	$—	$—	$—	$64,011
Short Term Investments	451	—	—	3,014	3,465
Fund Total	$64,462	$—	$—	$3,014	$67,476
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$197,850	$1,747	$1,702	$—	$201,299
Preferred Stocks	—	—	3,422	—	3,422
Purchased Options	—	109	—	—	109
Short Term Investments	68,355	—	—	—	68,355
Fund Total	$266,205	$1,856	$5,124	$—	$273,185
JNL Multi-Manager Alternative Fund
Common Stocks	$253,304	$51,543	$—	$—	$304,847
Preferred Stocks	392	278	108	—	778
Warrants	—	49	—	—	49
Purchased Options	259	236	—	—	495

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL Multi-Manager Alternative Fund (continued)
Investment Companies	$1,624	$—	$—	$—	$1,624
Non-U.S. Government Agency ABS	—	4,022	—	—	4,022
Corporate Bonds and Notes	—	82,674	—	—	82,674
Variable Rate Senior Loan Interests	—	44,163	720	—	44,883
Government and Agency Obligations	—	31,193	—	—	31,193
Short Term Investments	174,598	5,999	—	5,100	185,697
Fund Total	$430,177	$220,157	$828	$5,100	$656,262
JNL Multi-Manager Small Cap Growth Fund
Common Stocks	$1,087,887	$—	$—	$—	$1,087,887
Rights	—	—	159	—	159
Short Term Investments	31,807	—	—	176,486	208,293
Fund Total	$1,119,694	$—	$159	$176,486	$1,296,339
JNL Multi-Manager Small Cap Value Fund
Common Stocks	$993,416	$—	$—	$	$993,416
Short Term Investments	24,189	—	—	101,451	125,640
Fund Total	$1,017,605	$—	$—	$101,451	$1,119,056
JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$153,820	$—	$—	$153,820
Corporate Bonds and Notes	—	191,318	—	—	191,318
Variable Rate Senior Loan Interests	—	77,111	605	—	77,716
Government and Agency Obligations	—	295,816	—	—	295,816
Investment Companies	65,502	—	—	—	65,502
Short Term Investments	95,565	6,994	—	—	102,559
Fund Total	$161,067	$725,059	$605	$—	$886,731
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks	$50,889	$157,030	$—	$—	$207,919
Preferred Stocks	1,916	—	—	—	1,916
Short Term Investments	42,680	—	—	—	42,680
Fund Total	$95,485	$157,030	$—	$—	$252,515
JNL/Oppenheimer Global Growth Fund
Common Stocks
Brazil	$11,098	$—	$—	$—	$11,098
China	16,521	—	—	—	16,521
Denmark	—	5,222	—	—	5,222
France	—	74,734	—	—	74,734
Germany	—	109,248	—	—	109,248
India	17,705	30,869	—	—	48,574
Italy	5,001	15,254	—	—	20,255
Japan	—	182,587	—	—	182,587
Netherlands	—	36,100	—	—	36,100
Spain	—	48,463	—	—	48,463
Sweden	—	46,751	—	—	46,751
Switzerland	—	66,360	—	—	66,360
United Kingdom	20,215	37,918	—	—	58,133
United States of America	658,112	—	—	—	658,112
Preferred Stocks	—	27,772	—	—	27,772
Short Term Investments	78,175	—	—	—	78,175
Fund Total	$806,827	$681,278	$—	$—	$1,488,105
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$144,096	$—	$—	$144,096
Corporate Bonds and Notes	—	191,808	—	—	191,808
Government and Agency Obligations	—	1,943,159	—	—	1,943,159
Preferred Stocks	603	—	—	—	603
Purchased Options	—	3,999	—	—	3,999
Other Equity Interests	—	7	—	—	7
Short Term Investments	—	95,643	—	668	96,311
Fund Total	$603	$2,378,712	$—	$668	$2,379,983
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$692,793	$—	$—	$692,793
Corporate Bonds and Notes	—	1,092,065	—	—	1,092,065
Variable Rate Senior Loan Interests	—	1,153	—	—	1,153
Government and Agency Obligations	—	3,518,450	—	—	3,518,450
Purchased Options	—	2,638	—	—	2,638
Trust Preferreds	15,797	—	—	—	15,797
Short Term Investments	—	174,708	—	22,635	197,343
Fund Total	$15,797	$5,481,807	$—	$22,635	$5,520,239
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$59,139	$—	$—	$59,139
Variable Rate Senior Loan Interests	—	1,179,039	25,215	—	1,204,254
Preferred Stocks	—	370	—	—	370

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/PPM America Floating Rate Income Fund (continued)
Short Term Investments	$125,137	$—	$—	$—	$125,137
Fund Total	$125,137	$1,238,548	$25,215	$—	$1,388,900
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$35,411	$—	$—	$35,411
Corporate Bonds and Notes	—	1,829,620	3	—	1,829,623
Variable Rate Senior Loan Interests	—	153,903	36,685	—	190,588
Government and Agency Obligations	—	48,973	—	—	48,973
Common Stocks	128,004	—	931	—	128,935
Preferred Stocks	10,502	1,543	—	—	12,045
Investment Companies	102,940	—	—	—	102,940
Other Equity Interests	—	6,329	—	—	6,329
Short Term Investments	277,424	—	—	—	277,424
Fund Total	$518,870	$2,075,779	$37,619	$—	$2,632,268
JNL/PPM America Mid Cap Value Fund
Common Stocks	$389,509	$—	$—	$—	$389,509
Short Term Investments	27,686	—	—	—	27,686
Fund Total	$417,195	$—	$—	$—	$417,195
JNL/PPM America Small Cap Value Fund
Common Stocks	$391,206	$—	$—	$—	$391,206
Short Term Investments	15,153	—	—	—	15,153
Fund Total	$406,359	$—	$—	$—	$406,359
JNL/PPM America Value Equity Fund
Common Stocks	$160,366	$—	$—	$—	$160,366
Short Term Investments	5,946	—	—	—	5,946
Fund Total	$166,312	$—	$—	$—	$166,312
JNL/Red Rocks Listed Private Equity Fund
Common Stocks
Consumer Discretionary	$9,533	$—	$—	$—	$9,533
Diversified	—	69,829	—	—	69,829
Financials	244,158	183,908	—	—	428,066
Industrials	27,037	5,197	—	—	32,234
Information Technology	7,238	—	—	—	7,238
Short Term Investments	1,054	—	—	9,209	10,263
Fund Total	$289,020	$258,934	$—	$9,209	$557,163
JNL/S&P Competitive Advantage Fund
Common Stocks	$2,856,689	$—	$—	$—	$2,856,689
Short Term Investments	9,413	45,000	—	341,775	396,188
Fund Total	$2,866,102	$45,000	$—	$341,775	$3,252,877
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$4,486,971	$—	$—	$—	$4,486,971
Short Term Investments	27,965	90,000	—	238,077	356,042
Fund Total	$4,514,936	$90,000	$—	$238,077	$4,843,013
JNL/S&P International 5 Fund
Common Stocks	$11,725	$113,028	$—	$—	$124,753
Short Term Investments	307	—	—	6,427	6,734
Fund Total	$12,032	$113,028	$—	$6,427	$131,487
JNL/S&P Intrinsic Value Fund
Common Stocks	$2,709,205	$—	$—	$—	$2,709,205
Short Term Investments	8,271	—	—	283,353	291,624
Fund Total	$2,717,476	$—	$—	$283,353	$3,000,829
JNL/S&P Mid 3 Fund
Common Stocks	$426,353	$—	$—	$—	$426,353
Short Term Investments	1,054	—	—	38,873	39,927
Fund Total	$427,407	$—	$—	$38,873	$466,280
JNL/S&P Total Yield Fund
Common Stocks	$2,263,718	$—	$—	$—	$2,263,718
Short Term Investments	18,925	—	—	190,602	209,527
Fund Total	$2,282,643	$—	$—	$190,602	$2,473,245
JNL/Scout Unconstrained Bond Fund
Non-U.S. Government Agency ABS	$—	$34,433	$—	$—	$34,433
Corporate Bonds and Notes	—	272,007	—	—	272,007
Government and Agency Obligations	—	548,802	—	—	548,802
Short Term Investments	63,083	115,448	—	40,732	219,263
Fund Total	$63,083	$970,690	$—	$40,732	$1,074,505
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$6,202,356	$88,320	$6,857	$—	$6,297,533
Preferred Stocks	—	—	39,468	—	39,468
Short Term Investments	386,567	—	—	—	386,567
Fund Total	$6,588,923	$88,320	$46,325	$—	$6,723,568

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$3,419,051	$7,872	$3,827	$—	$3,430,750
Preferred Stocks	—	—	13,885	—	13,885
Short Term Investments	442,603	—	—	—	442,603
Fund Total	$3,861,654	$7,872	$17,712	$—	$3,887,238
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$585,806	$1,584	$—	$587,390
Corporate Bonds and Notes	—	878,125	—	—	878,125
Government and Agency Obligations	—	427,364	—	—	427,364
Short Term Investments	53,317	—	—	—	53,317
Fund Total	$53,317	$1,891,295	$1,584	$—	$1,946,196
JNL/T. Rowe Price Value Fund
Common Stocks	$3,930,687	$—	$—	$—	$3,930,687
Corporate Bonds and Notes	—	12,160	—	—	12,160
Short Term Investments	59,577	—	—	—	59,577
Fund Total	$3,990,264	$12,160	$—	$—	$4,002,424
JNL/Westchester Capital Event Driven Fund
Common Stocks	$233,620	$5,842	$—	$—	$239,462
Rights	9	—	—	—	9
Warrants	6	—	—	—	6
Purchased Options	1,536	2	—	—	1,538
Investment Companies	9,937	—	—	—	9,937
Corporate Bonds and Notes	—	12,826	—	—	12,826
Short Term Investments	29,461	—	—	—	29,461
Fund Total	$274,569	$18,670	$—	$—	$293,239
JNL/WMC Balanced Fund
Common Stocks	$3,246,160	$—	$—	$—	$3,246,160
Non-U.S. Government Agency ABS	—	219,727	2,046	—	221,773
Corporate Bonds and Notes	—	590,097	—	—	590,097
Government and Agency Obligations	—	902,810	—	—	902,810
Short Term Investments	213,936	—	—	101,036	314,972
Fund Total	$3,460,096	$1,712,634	$2,046	$101,036	$5,275,812
JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$135,070	$—	$—	$135,070
Government and Agency Obligations	—	290,952	—	—	290,952
Short Term Investments	—	1,139,246	—	—	1,139,246
Fund Total	$—	$1,565,268	$—	$—	$1,565,268
JNL/WMC Value Fund
Common Stocks	$1,565,742	$37,624	$—	$—	$1,603,366
Short Term Investments	24,074	—	—	24,078	48,152
Fund Total	$1,589,816	$37,624	$—	$24,078	$1,651,518

	Liabilities - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL/BlackRock Global Allocation Fund
Common Stocks	$(2,538)	$—	$—	$—	$(2,538)
Fund Total	$(2,538)	$—	$—	$—	$(2,538)
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks
Consumer Discretionary	$(43,118)	$(22,151)	$—	$—	$(65,269)
Consumer Staples	(10,070)	(5,981)	—	—	(16,051)
Energy	(18,118)	(1,943)	—	—	(20,061)
Financials	(27,375)	(5,691)	—	—	(33,066)
Health Care	(29,371)	(7,047)	—	—	(36,418)
Industrials	(20,938)	(37,425)	—	—	(58,363)
Information Technology	(40,463)	(11,344)	—	—	(51,807)
Materials	(24,103)	(3,305)	—	—	(27,408)
Telecommunication Services	(2,615)	—	—	—	(2,615)
Fund Total	$(216,171)	$(94,887)	$—	$—	$(311,058)
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(18,852)	$—	$—	$(18,852)
Fund Total	$—	$(18,852)	$—	$—	$(18,852)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(135,251)	$—	$—	$—	$(135,251)
Fund Total	$(135,251)	$—	$—	$—	$(135,251)
JNL/Mellon Capital Bond Index Fund
Government and Agency Obligations	$—	$(3,892)	$—	$—	$(3,892)
Fund Total	$—	$(3,892)	$—	$—	$(3,892)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Liabilities - Securities
	Level 1	Level 2	Level 3	Other(1)	Total
JNL Multi-Manager Alternative Fund
Common Stocks	$(38,382)	$(15,465)	$—	$—	$(53,847)
Investment Companies	(10,173)	—	—	—	(10,173)
Variable Rate Senior Loan Interests(2)	—	(12)	—	—	(12)
Fund Total	$(48,555)	$(15,477)	$—	$—	$(64,032)
JNL/PPM America Floating Rate Income Fund
Variable Rate Senior Loan Interests(2)	$—	$(4)	$—	$—	$(4)
Fund Total	$—	$(4)	$—	$—	$(4)
JNL/Westchester Capital Event Driven Fund
Common Stocks	$(70,844)	$—	$—	$—	$(70,844)
Fund Total	$(70,844)	$—	$—	$—	$(70,844)
JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(35,178)	$—	$—	$(35,178)
Fund Total	$—	$(35,178)	$—	$—	$(35,178)

(1) Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.  Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

(2)Unfunded commitments in JNL Multi-Manager Alternative Fund and JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments.  Net unrealized depreciation is reflected as a liability in the table.  See Unfunded Commitments in these Notes to Schedules of Investments.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AB Dynamic Asset Allocation Fund
Open Futures Contracts	$31	$—	$—	$31
Open Forward Foreign Currency Contracts	—	100	—	100
OTC Total Return Swap Agreements	—	258	—	258
Fund Total	$31	$358	$—	$389
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$5,003	$—	$—	$5,003
Open Forward Foreign Currency Contracts	—	16,065	—	16,065
OTC Total Return Swap Agreements	—	323	—	323
Fund Total	$5,003	$16,388	$—	$21,391
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$276	$—	$—	$276
Open Forward Foreign Currency Contracts	—	4,810	—	4,810
Centrally Cleared Interest Rate Swap Agreements	—	147	—	147
OTC Cross-Currency Swap Agreements	—	7	—	7
Centrally Cleared Credit Default Swap Agreements	—	189	—	189
OTC Total Return Swap Agreements	—	1,029	—	1,029
Fund Total	$276	$6,182	$—	$6,458
JNL/Boston Partners Global Long Short Equity Fund
OTC Contracts for Difference	$—	$864	$—	$864
Fund Total	$—	$864	$—	$864
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$476	$—	$476
Fund Total	$—	$476	$—	$476
JNL/Capital Guardian Global Diversified Research Fund
Open Forward Foreign Currency Contracts	$—	$2	$—	$2
Fund Total	$—	$2	$—	$2
JNL/DoubleLine Shiller Enhanced CAPE Fund
OTC Total Return Swap Agreements	$—	$14,256	$—	$14,256
Fund Total	$—	$14,256	$—	$14,256
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$19,407	$—	$19,407
Fund Total	$—	$19,407	$—	$19,407
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$137	$—	$137
Fund Total	$—	$137	$—	$137
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$301	$—	$—	$301
Open Forward Foreign Currency Contracts	—	7,998	—	7,998
OTC Interest Rate Swap Agreements	—	311	—	311
Centrally Cleared Interest Rate Swap Agreements	—	4,390	—	4,390
OTC Credit Default Swap Agreements	—	5	—	5
Fund Total	$301	$12,704	$—	$13,005
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$20	$—	$—	$20
Open Forward Foreign Currency Contracts	—	9,901	—	9,901
OTC Interest Rate Swap Agreements	—	2,988	—	2,988

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$428	$—	$428
OTC Credit Default Swap Agreements	—	23	—	23
OTC Non-Deliverable Bond Forward Contracts	—	271	—	271
Fund Total	$20	$13,611	$—	$13,631
JNL/Invesco Global Real Estate Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1
JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$—	$414	$—	$414
Fund Total	$—	$414	$—	$414
JNL/Lazard Emerging Markets Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1
JNL/Mellon Capital Emerging Markets Index Fund
Open Futures Contracts	$250	$—	$—	$250
Fund Total	$250	$—	$—	$250
JNL/Mellon Capital S&P 500 Index Fund
Open Futures Contracts	$494	$—	$—	$494
Fund Total	$494	$—	$—	$494
JNL/Mellon Capital S&P 400 MidCap Index Fund
Open Futures Contracts	$1,621	$—	$—	$1,621
Fund Total	$1,621	$—	$—	$1,621
JNL/Mellon Capital Small Cap Index Fund
Open Futures Contracts	$257	$—	$—	$257
Fund Total	$257	$—	$—	$257
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$35	$—	$—	$35
Open Forward Foreign Currency Contracts	—	889	—	889
Fund Total	$35	$889	$—	$924
JNL Multi-Manager Alternative Fund
Exchange Traded Futures Options	$9	$—	$—	$9
Open Futures Contracts	771	—	—	771
Open Forward Foreign Currency Contracts	—	2,161	—	2,161
OTC Credit Default Swap Agreements	—	13	—	13
Centrally Cleared Credit Default Swap Agreements	—	14	—	14
OTC Total Return Swap Agreements	—	3,429	—	3,429
Fund Total	$780	$5,617	$—	$6,397
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$391	$—	$—	$391
Centrally Cleared Credit Default Swap Agreements	—	987	—	987
Fund Total	$391	$987	$—	$1,378
JNL/Oppenheimer Emerging Markets Innovator Fund
Open Forward Foreign Currency Contracts	$—	$6	$—	$6
Fund Total	$—	$6	$—	$6
JNL/PIMCO Real Return Fund
Exchange Traded Futures Options	$36	$—	$—	$36
Open Futures Contracts	585	—	—	585
Open Forward Foreign Currency Contracts	—	9,638	—	9,638
OTC Interest Rate Swap Agreements	—	6,595	—	6,595
Centrally Cleared Interest Rate Swap Agreements	—	47	—	47
OTC Credit Default Swap Agreements	—	190	—	190
Centrally Cleared Credit Default Swap Agreements	—	83	—	83
Fund Total	$621	$16,553	$—	$17,174
JNL/PIMCO Total Return Bond Fund
Exchange Traded Futures Options	$445	$—	$—	$445
Open Futures Contracts	3,599	—	—	3,599
Open Forward Foreign Currency Contracts	—	69,321	—	69,321
OTC Interest Rate Swap Agreements	—	40	—	40
Centrally Cleared Interest Rate Swap Agreements	—	1,852	—	1,852
OTC Credit Default Swap Agreements	—	3,103	—	3,103
Centrally Cleared Credit Default Swap Agreements	—	803	—	803
Fund Total	$4,044	$75,119	$—	$79,163
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$5	$—	$—	$5
Fund Total	$5	$—	$—	$5
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$127	$—	$—	$127
Fund Total	$127	$—	$—	$127

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/S&P International 5 Fund
Open Forward Foreign Currency Contracts	$—	$2	$—	$2
Fund Total	$—	$2	$—	$2
JNL/Scout Unconstrained Bond Fund
Open Forward Foreign Currency Contracts	$—	$1,938	$—	$1,938
Fund Total	$—	$1,938	$—	$1,938
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$79	$—	$—	$79
Fund Total	$79	$—	$—	$79
JNL/Westchester Capital Event Driven Fund
Open Forward Foreign Currency Contracts	$—	$195	$—	$195
OTC Total Return Swap Agreements	—	1,705	—	1,705
Fund Total	$—	$1,900	$—	$1,900
JNL/WMC Balanced Fund
Open Futures Contracts	$20	$—	$—	$20
Fund Total	$20	$—	$—	$20

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AB Dynamic Asset Allocation Fund
Open Futures Contracts	$(80)	$—	$—	$(80)
Open Forward Foreign Currency Contracts	—	(15)	—	(15)
Fund Total	$(80)	$(15)	$—	$(95)
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(3,666)	$—	$—	$(3,666)
Open Forward Foreign Currency Contracts	—	(22,016)	—	(22,016)
OTC Total Return Swap Agreements	—	(723)	—	(723)
Fund Total	$(3,666)	$(22,739)	$—	$(26,405)
JNL/BlackRock Global Allocation Fund
Written Options	$(455)	$(9,123)	$—	$(9,578)
Open Futures Contracts	(653)	—	—	(653)
Open Forward Foreign Currency Contracts	—	(13,717)	—	(13,717)
Centrally Cleared Interest Rate Swap Agreements	—	(1,589)	—	(1,589)
OTC Cross-Currency Swap Agreements	—	(474)	—	(474)
Centrally Cleared Credit Default Swap Agreements	—	(141)	—	(141)
OTC Total Return Swap Agreements	—	(396)	—	(396)
Fund Total	$(1,108)	$(25,440)	$—	$(26,548)
JNL/Boston Partners Global Long Short Equity Fund
Written Options	$(4,014)	$—	$—	$(4,014)
Open Forward Foreign Currency Contracts	—	(13)	—	(13)
OTC Contracts for Difference	—	(1,485)	—	(1,485)
Fund Total	$(4,014)	$(1,498)	$—	$(5,512)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(607)	$—	$(607)
Fund Total	$—	$(607)	$—	$(607)
JNL/Capital Guardian Global Diversified Research Fund
Open Forward Foreign Currency Contracts	$—	$(1)	$—	$(1)
Fund Total	$—	$(1)	$—	$(1)
JNL/Causeway International Value Select Fund
Open Forward Foreign Currency Contracts	$—	$(6)	$—	$(6)
Fund Total	$—	$(6)	$—	$(6)
JNL/DoubleLine Shiller Enhanced CAPE Fund
OTC Total Return Swap Agreements	$—	$(1)	$—	$(1)
Fund Total	$—	$(1)	$—	$(1)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(84,125)	$—	$(84,125)
OTC Interest Rate Swap Agreements	—	(22,738)	—	(22,738)
Centrally Cleared Interest Rate Swap Agreements	—	(15,689)	—	(15,689)
Fund Total	$—	$(122,552)	$—	$(122,552)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(2,657)	$—	$(2,657)
Fund Total	$—	$(2,657)	$—	$(2,657)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(626)	$—	$—	$(626)
Open Forward Foreign Currency Contracts	—	(7,512)	—	(7,512)
OTC Interest Rate Swap Agreements	—	(327)	—	(327)
Centrally Cleared Interest Rate Swap Agreements	—	(5,094)	—	(5,094)
OTC Credit Default Swap Agreements	—	(98)	—	(98)
Fund Total	$(626)	$(13,031)	$—	$(13,657)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(121)	$—	$—	$(121)
Open Forward Foreign Currency Contracts	—	(8,053)	—	(8,053)
OTC Interest Rate Swap Agreements	—	(2,568)	—	(2,568)
Centrally Cleared Interest Rate Swap Agreements	—	(63)	—	(63)
OTC Cross-Currency Swap Agreements	—	(2,579)	—	(2,579)
OTC Credit Default Swap Agreements	—	(241)	—	(241)
Fund Total	$(121)	$(13,504)	$—	$(13,625)
JNL/Harris Oakmark Global Equity Fund
Open Forward Foreign Currency Contracts	$—	$(105)	$—	$(105)
Fund Total	$—	$(105)	$—	$(105)
JNL/Invesco International Growth Fund
Open Forward Foreign Currency Contracts	$—	$(4)	$—	$(4)
Fund Total	$—	$(4)	$—	$(4)
JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$—	$(163)	$—	$(163)
Fund Total	$—	$(163)	$—	$(163)
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$(90)	$—	$—	$(90)
Open Forward Foreign Currency Contracts	—	(464)	—	(464)
Fund Total	$(90)	$(464)	$—	$(554)
JNL Multi-Manager Alternative Fund
Written Options	$(545)	$(7)	$—	$(552)
Exchange Traded Futures Options	(1)	—	—	(1)
Open Futures Contracts	(683)	—	—	(683)
Open Forward Foreign Currency Contracts	—	(4,270)	—	(4,270)
OTC Interest Rate Swap Agreements	—	(149)	—	(149)
Centrally Cleared Interest Rate Swap Agreements	—	(2,458)	—	(2,458)
OTC Credit Default Swap Agreements	—	(40)	—	(40)
Centrally Cleared Credit Default Swap Agreements	—	(75)	—	(75)
OTC Total Return Swap Agreements	—	(10,080)	—	(10,080)
Fund Total	$(1,229)	$(17,079)	$—	$(18,308)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(2,557)	$—	$—	$(2,557)
Fund Total	$(2,557)	$—	$—	$(2,557)
JNL/PIMCO Real Return Fund
Written Options	$—	$(4,318)	$—	$(4,318)
Exchange Traded Futures Options	(179)	—	—	(179)
Open Futures Contracts	(150)	—	—	(150)
Open Forward Foreign Currency Contracts	—	(14,941)	—	(14,941)
OTC Interest Rate Swap Agreements	—	(12,519)	—	(12,519)
Centrally Cleared Interest Rate Swap Agreements	—	(16,925)	—	(16,925)
Fund Total	$(329)	$(48,703)	$—	$(49,032)
JNL/PIMCO Total Return Bond Fund
Written Options	$(383)	$(7,156)	$—	$(7,539)
Exchange Traded Futures Options	(140)	—	—	(140)
Open Futures Contracts	(2,288)	—	—	(2,288)
Open Forward Foreign Currency Contracts	—	(38,323)	—	(38,323)
Centrally Cleared Interest Rate Swap Agreements	—	(5,143)	—	(5,143)
OTC Credit Default Swap Agreements	—	(2,137)	—	(2,137)
Fund Total	$(2,811)	$(52,759)	$—	$(55,570)
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$(32)	$—	$—	$(32)
Fund Total	$(32)	$—	$—	$(32)
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$(261)	$—	$—	$(261)
Fund Total	$(261)	$—	$—	$(261)
JNL/Scout Unconstrained Bond Fund
Open Futures Contracts	$(791)	$—	$—	$(791)
Open Forward Foreign Currency Contracts	—	(1,260)	—	(1,260)
Fund Total	$(791)	$(1,260)	$—	$(2,051)
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$(15)	$—	$—	$(15)
Fund Total	$(15)	$—	$—	$(15)
JNL/Westchester Capital Event Driven Fund
Written Options	$(6,313)	$(250)	$—	$(6,563)
Open Forward Foreign Currency Contracts	—	(356)	—	(356)
OTC Total Return Swap Agreements	—	(4,035)	—	(4,035)
Fund Total	$(6,313)	$(4,641)	$—	$(10,954)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/WMC Balanced Fund
Open Futures Contracts	$(67)	$—	$—	$(67)
Fund Total	$(67)	$—	$—	$(67)

(1)All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended March 31, 2016:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$11,686	$4,567
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	1,466	—
JNL/Franklin Templeton Global Growth Fund
Common Stocks	—	13,286
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	24,765	10,926
JNL/Lazard Emerging Markets Fund
Common Stocks	13,782	25,059
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	7,995	7,641
JNL/Oppenheimer Emerging Markets Innovator Fund
Common Stocks	3,573	3,240
JNL/RedRocks Listed Private Equity Fund
Common Stocks	42,973	22,932
JNL/S&P International 5 Fund
Common Stocks	6,641	—

The following table is a rollforward of significant Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2016:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)	Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
JNL/Ivy Asset Strategy Fund
Common Stock	$2,333	$—	$—	$(1,499)	$—		$—	$834	(3)	$(1,499)
Common Stock	34,064	—	—	(15,574)	—		—	18,490	(4)	(15,574)
Corporate Bonds and Notes	54,676	—	—	—	5,468	(5)	—	60,144	(3)	—
Fund Total	$91,073	$—	$—	$(17,073)	$5,468		$—	$79,468		$(17,073)
JNL/Morgan Stanley Mid Cap Growth Fund
Preferred Stock	$3,491	$—	$—	$(427)	$—		$—	$3,064	(6)	$(427)

(1)             Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at March 31, 2016.

(2)             There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2016.

(3)             The fair value measurements of the common stock and corporate bond held in JNL/Ivy Asset Strategy Fund were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance and valuations of comparable public companies.  As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Income approach	Pro forma run rate EBITDA multiples	20.75-21.25

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

(4)             The fair value measurements of the common stock held in JNL/Ivy Asset Strategy Fund were determined based on a discounted cash flow model, recent transactions and liquidation value.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA, a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Discount cash flow	Weighted average cost of capital	24.0% - 26.0%
Recent transaction	Transaction price	$212.93
Liquidation value	Net asset value	$90.4M

(5)             This amount represents interest earned on the corporate bond held in JNL/Ivy Asset Strategy Fund which was paid-in-kind.

(6)             The fair value measurements of the preferred stock held in JNL/Morgan Stanley Mid Cap Growth Fund was determined based on market comparable companies and discounted cash flow models.  As the company is not publicly traded, a significant change in the company’s quarterly EBITDA, forecasted financial results or capital structure, a significant change in the valuations of comparable public companies or a, similar transaction in the company’s securities could result in a significant decrease or increase to the preferred stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Market comparable companies	Enterprise value	7.4x - 18.4x
Discounted cash flow	Weighted average cost of capital	17.0% - 19.0%
Discounted cash flow	Perpetual growth rate	3.0% - 4.0%

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Money Market Fund participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives either cash or non- cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities.  Generally, cash and non-cash collateral received for the following types of securities on loan are as follows:  U.S. equity — 102%; U.S. corporate fixed income — 102%; U.S. government fixed income — 102%; international equities — 105%; international corporate fixed income — 105%; sovereign fixed income — 102%; and asset backed investments — 102%.  Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The duration of each loan is determined by the agent and borrower and generally may be terminated at any time.  Certain loans may be negotiated to mature on a specified date.  The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.  A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent.  For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund.  Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgaged back securities.  For non-cash collateral, the Fund receives lending fees negotiated with the borrower.  The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (“Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian.  For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end investment company registered under the 1940 Act.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC or the State Street Navigator Securities Lending Trust.  In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC or State Street Navigator Securities Lending Trust, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities.  JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.  For JNL/Goldman Sachs U.S. Equity Flex Fund, the cash collateral is not reinvested.

Sub-Adviser Affiliates - The following Sub-Advisers are affiliates of JNAM:  PPM America, Inc. serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

JNL/PPM America Value Equity Fund.  Eastspring Investments (Singapore) Limited serves as Sub-Adviser for JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund.

Investments in Affiliates - During the period ended March 31, 2016, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool.  The following table details cash management investments in affiliates held at March 31, 2016.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2016.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AB Dynamic Asset Allocation Fund	$13,114	$11,101	$8
JNL/AQR Managed Futures Strategy Fund	121,277	121,277	78
JNL/BlackRock Large Cap Select Growth Fund	40,091	12,079	17
JNL/BlackRock Natural Resources Fund	32,373	57,681	27
JNL/Boston Partners Global Long Short Equity Fund	37,480	30,608	17
JNL/Brookfield Global Infrastructure and MLP Fund	29,791	6,803	10
JNL/Capital Guardian Global Balanced Fund	24,913	30,339	17
JNL/Capital Guardian Global Diversified Research Fund	37,929	40,445	17
JNL/Causeway International Value Select Fund	35,383	23,136	16
JNL/DFA U.S. Core Equity Fund	3,831	3,402	2
JNL/DoubleLine Shiller Enhanced CAPE Fund	34,878	213,022	24
JNL/Eastspring Investments Asia ex-Japan Fund	971	919	—
JNL/Eastspring Investments China-India Fund	5,060	1,992	3
JNL/Franklin Templeton Global Growth Fund	28,702	21,255	13
JNL/Franklin Templeton Global Multisector Bond Fund	263,025	165,230	142
JNL/Franklin Templeton Income Fund	181,039	234,664	118
JNL/Franklin Templeton International Small Cap Growth Fund	30,407	14,317	13
JNL/Franklin Templeton Mutual Shares Fund	80,288	53,253	33
JNL/Goldman Sachs Core Plus Bond Fund	159,837	120,236	35
JNL/Goldman Sachs Emerging Markets Debt Fund	—	13,400	6
JNL/Goldman Sachs Mid Cap Value Fund	23,628	49,954	30
JNL/Goldman Sachs U.S. Equity Flex Fund	7,130	26,963	7
JNL/Harris Oakmark Global Equity Fund	2,560	3,062	2
JNL/Invesco Global Real Estate Fund	21,618	17,342	8
JNL/Invesco International Growth Fund	70,126	93,496	50
JNL/Invesco Large Cap Growth Fund	31,387	15,937	19
JNL/Invesco Mid Cap Value Fund	22,412	25,857	11
JNL/Invesco Small Cap Growth Fund	68,603	58,889	28
JNL/Ivy Asset Strategy Fund	63,949	118,059	28
JNL/JPMorgan MidCap Growth Fund	50,171	58,320	28
JNL/JPMorgan U.S. Government & Quality Bond Fund	70,015	83,472	78
JNL/Lazard Emerging Markets Fund	3,595	14,608	7
JNL/Mellon Capital Emerging Markets Index Fund	13,611	6,290	6
JNL/Mellon Capital European 30 Fund	1,270	806	—
JNL/Mellon Capital Pacific Rim 30 Fund	297	115	—
JNL/Mellon Capital S&P 500 Index Fund	32,996	54,998	49
JNL/Mellon Capital S&P 400 MidCap Index Fund	33,612	43,713	19
JNL/Mellon Capital Small Cap Index Fund	7,827	4,924	10
JNL/Mellon Capital International Index Fund	19,024	4,126	14
JNL/Mellon Capital Bond Index Fund	57,117	60,766	42
JNL/Mellon Capital Utilities Sector Fund	236	451	—
JNL/Morgan Stanley Mid Cap Growth Fund	17,729	16,231	11
JNL Multi-Manager Alternative Fund	199,203	174,598	123
JNL Multi-Manager Small Cap Growth Fund	36,507	31,807	16
JNL Multi-Manager Small Cap Value Fund	22,296	24,189	18
JNL/Neuberger Berman Strategic Income Fund	35,753	14,521	26
JNL/Oppenheimer Emerging Markets Innovator Fund	16,319	26,699	12
JNL/Oppenheimer Global Growth Fund	27,717	17,476	15
JNL/PPM America High Yield Bond Fund	51,674	27,139	32
JNL/PPM America Mid Cap Value Fund	1,573	6,341	2
JNL/PPM America Small Cap Value Fund	—	5,797	2
JNL/PPM America Value Equity Fund	142	435	—
JNL/Red Rocks Listed Private Equity Fund	10,242	1,054	5
JNL/S&P Competitive Advantage Fund	5,986	9,413	5
JNL/S&P Dividend Income & Growth Fund	7,542	27,965	13
JNL/S&P International 5 Fund	323	307	—
JNL/S&P Intrinsic Value Fund	8,393	8,271	4
JNL/S&P Mid 3 Fund	1,006	1,054	—
JNL/S&P Total Yield Fund	1,993	18,925	10
JNL/Scout Unconstrained Bond Fund	53,596	63,083	65

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$3,891	$5,000	$3
JNL/T. Rowe Price Mid-Cap Growth Fund	7,789	4,459	3
JNL/T. Rowe Price Short-Term Bond Fund	10,582	8,653	5
JNL/T. Rowe Price Value Fund	6,448	3,410	2
JNL/Westchester Capital Event Driven Fund	—	29,461	7
JNL/WMC Balanced Fund	228,903	213,936	106
JNL/WMC Value Fund	22,448	24,074	11

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$161,462	$105,604	$42
JNL/T. Rowe Price Mid-Cap Growth Fund	181,893	204,118	130
JNL/T. Rowe Price Short-Term Bond Fund	12,354	23,692	18
JNL/T. Rowe Price Value Fund	8,765	42,622	14

Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser.  JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund and iShares iBoxx High Yield Corporate Bond ETF, which are affiliates of the Sub-Adviser.  JNL/Mellon Capital International Index Fund invested in Prudential plc.  JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNL/Mellon Capital S&P 500 Index Fund invested in the Bank of New York Mellon Corporation, the parent company of the Fund’s Sub-Adviser.

The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2016.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/BlackRock Global Allocation Fund	iShares iBoxx High Yield Corporate Bond ETF	$—	$13,942	$14,542	$75	$600	$—
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	7,576	—	—	—	—	8,798
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	13,544	—	365	55	(5)	11,738
JNL/Mellon Capital International Index Fund	Prudential plc	10,879	117	84	227	49	8,961

Subsequent Events - The following Fund name changes were effective April 25, 2016:

Existing Fund Name	Effective April 25, 2016 Fund Name:
JNL/Eastspring Investments China-India Fund	JNL/Invesco China-India Fund
JNL/Ivy Asset Strategy Fund	JNL/FPA + DoubleLine Flexible Allocation Fund

Effective April 25, 2016, the following Fund mergers occurred:

Acquired Fund	Acquiring Fund
JNL/Eastspring Investments Asia ex-Japan Fund	JNL/Invesco China-India Fund
JNL/Invesco Large Cap Growth Fund	JNL/BlackRock Large Cap Select Growth Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/Oppenheimer Global Growth Fund
JNL/PPM America Total Return Fund(1)	JNL/PPM America Total Return Fund
JNL/Mellon Capital Frontier Markets 100 Index Fund(2)	JNL/Mellon Capital Emerging Markets Index Fund

(1) The acquired Fund is a separate series of JNL Investors Series Trust and is advised by JNAM.

(2) The acquired Fund is a separate series of Jackson Variable Series Trust and is advised by JNAM.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2016

Schedule of Written Options

Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Barrier Options
JNL/BlackRock Global Allocation Fund
Euro Stoxx 50 Index Put Option, DUB	09/21/2018	EUR	2,586.07/ 2,165.83	1,006	$(295)
Nikkei 225 Index, Put Option, GSC	03/09/2018	JPY	17,974.04/ 17,978.37	74,251	(1,680)
75,257	$(1,975)

Credit Default Swaptions
JNL/PIMCO Real Return Fund
CDX.NA.IG.25 Call Option, MSC	04/20/2016	0.95	20	$(6)
CDX.NA.IG.25 Put Option, BOA	04/20/2016	1.60	20	—
CDX.NA.IG.25 Put Option, CGM	04/20/2016	1.50	20	—
CDX.NA.IG.25 Put Option, CGM	05/18/2016	1.70	70	(1)
130	$(7)

JNL/PIMCO Total Return Bond Fund
iTraxx Europe Series 24 Put Option, BCL	04/20/2016	1.20	314	$(1)
iTraxx Europe Series 24 Put Option, BNP	04/20/2016	1.30	601	—
915	$(1)

Exchange-Traded Futures Options
JNL Multi-Manager Alternative Fund
10-Year U.S. Treasury Note Future Call Option	04/22/2016	130.50	87	$(49)
10-Year U.S. Treasury Note Future Call Option	04/22/2016	131.00	18	(5)
10-Year U.S. Treasury Note Future Call Option	04/22/2016	130.00	59	(46)
10-Year U.S. Treasury Note Future Call Option	04/22/2016	129.50	15	(18)
10-Year U.S. Treasury Note Future Call Option	05/20/2016	131.00	57	(35)
10-Year U.S. Treasury Note Future Call Option	05/20/2016	130.00	11	(12)
10-Year U.S. Treasury Note Future Call Option	05/20/2016	132.00	38	(14)
10-Year U.S. Treasury Note Future Put Option	04/22/2016	127.50	11	—
10-Year U.S. Treasury Note Future Put Option	04/22/2016	128.00	3	—
10-Year U.S. Treasury Note Future Put Option	05/20/2016	128.00	8	(2)
5-Year U.S. Treasury Note Future Call Option	04/22/2016	121.00	32	(14)
5-Year U.S. Treasury Note Future Call Option	05/20/2016	121.00	42	(26)
5-Year U.S. Treasury Note Future Put Option	05/20/2016	120.50	15	(3)
90-Day Eurodollar Future Call Option	06/13/2016	99.00	9	(7)
90-Day Eurodollar Future Call Option	06/13/2016	99.25	7	(1)
Australian Dollar Future Call Option	06/03/2016	0.77	4	(6)
Australian Dollar Future Call Option	06/03/2016	0.78	2	(2)
British Pound Future Call Option	04/08/2016	1.41	3	(6)
Canadian Dollar Future Call Option	04/08/2016	0.76	3	(3)
Canadian Dollar Future Call Option	05/06/2016	0.77	4	(4)
Canadian Dollar Future Call Option	05/06/2016	0.78	3	(3)
Canadian Dollar Future Call Option	06/03/2016	0.78	5	(5)
Euro FX Currency Future Call Option	04/08/2016	1.11	4	(16)
Euro FX Currency Future Call Option	05/06/2016	1.13	3	(6)
Euro FX Currency Future Put Option	04/08/2016	1.10	9	—
Euro FX Currency Future Put Option	04/08/2016	1.09	5	—
Euro FX Currency Future Put Option	04/08/2016	1.08	18	—
Euro FX Currency Future Put Option	04/08/2016	1.07	4	—
Euro FX Currency Future Put Option	04/08/2016	1.11	5	—
Euro FX Currency Future Put Option	05/06/2016	1.07	3	—
Euro FX Currency Future Put Option	05/06/2016	1.08	10	—
Euro FX Currency Future Put Option	05/06/2016	1.09	18	(1)
Euro FX Currency Future Put Option	05/06/2016	1.10	3	—
Euro FX Currency Future Put Option	05/06/2016	1.12	3	(2)
Japanese Yen Future Put Option	04/08/2016	0.86	2	—
Japanese Yen Future Put Option	05/06/2016	0.85	15	(3)
Japanese Yen Future Put Option	05/06/2016	0.87	2	(1)
U.S. Treasury Long Bond Future Call Option	04/22/2016	167.00	24	(15)
U.S. Treasury Long Bond Future Call Option	05/20/2016	171.00	2	(1)
U.S. Treasury Long Bond Future Call Option	05/20/2016	167.00	41	(56)
U.S. Treasury Long Bond Future Put Option	04/22/2016	160.00	3	(1)
U.S. Treasury Long Bond Future Put Option	04/22/2016	161.00	5	(2)
U.S. Treasury Long Bond Future Put Option	05/20/2016	165.00	2	(5)
U.S. Treasury Long Bond Future Put Option	05/20/2016	160.00	10	(10)
627	$(380)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2016

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Exchange-Traded Futures Options (continued)
JNL/PIMCO Total Return Bond Fund
10-Year U.S. Treasury Note Future Call Option	04/22/2016	130.00		301	$(235)
10-Year U.S. Treasury Note Future Put Option	04/22/2016	129.25		288	(49)
10-Year U.S. Treasury Note Future Put Option	04/22/2016	129.50		451	(99)
				1,040	$(383)

Foreign Currency Options
JNL Multi-Manager Alternative Fund
Brazilian Real versus USD Call Option, BCL	06/09/2016	BRL	3.85	365,000	$(7)
Mexican Peso versus USD Call Option, BCL	04/07/2016	MXN	18.60	970,000	—
Mexican Peso versus USD Call Option, BCL	03/31/2016	MXN	18.15	710,000	—
Russian Ruble versus USD Call Option, CGM	04/25/2016	RUB	90.25	620,000	—
				2,665,000	$(7)

JNL/PIMCO Real Return Fund
Euro versus USD Put Option, JPM	05/03/2016	EUR	1.10	8,080,000	$(12)

JNL/PIMCO Total Return Bond Fund
Australian Dollar versus USD Call Option, BCL	04/21/2016	AUD	0.75	13,800,000	$(330)
Australian Dollar versus USD Call Option, BOA	04/04/2016	AUD	0.74	8,800,000	(241)
Australian Dollar versus USD Call Option, CIT	04/01/2016	AUD	0.74	15,100,000	(361)
Brazilian Real versus USD Call Option, CSI	01/11/2018	BRL	6.30	12,300,000	(376)
Canadian Dollar versus USD Call Option, CIT	04/21/2016	CAD	1.37	16,600,000	(6)
Canadian Dollar versus USD Put Option, MSC	04/05/2016	CAD	1.34	16,300,000	(531)
Euro versus USD Call Option, JPM	05/04/2016	EUR	1.13	27,500,000	(553)
Euro versus USD Call Option, UBS	04/28/2016	EUR	1.14	41,500,000	(524)
Euro versus USD Call Option, UBS	04/29/2016	EUR	1.13	13,900,000	(279)
Euro versus USD Put Option, UBS	04/28/2016	EUR	1.10	41,400,000	(50)
Japanese Yen versus USD Put Option, BOA	02/18/2019	JPY	80.00	600,000	(8)
Mexican Peso versus USD Call Option, CSI	04/13/2016	MXN	18.05	15,700,000	(14)
Mexican Peso versus USD Call Option, CSI	04/14/2016	MXN	18.30	12,700,000	(6)
Mexican Peso versus USD Call Option, JPM	05/03/2016	MXN	18.30	13,600,000	(32)
Mexican Peso versus USD Call Option, JPM	05/05/2016	MXN	18.30	15,200,000	(40)
Mexican Peso versus USD Call Option, MSC	04/15/2016	MXN	18.50	13,700,000	(4)
Mexican Peso versus USD Put Option, CIT	04/15/2016	MXN	17.80	20,300,000	(623)
Mexican Peso versus USD Put Option, CSI	04/14/2016	MXN	18.20	13,700,000	(713)
				312,700,000	$(4,691)

Index Options
JNL/BlackRock Global Allocation Fund
Euro Stoxx 50 Index Put Option, CIT	06/16/2017	EUR	2,350.00	2,523	$(264)
Euro Stoxx 50 Index Put Option, MSC	03/17/2017	EUR	2,375.00	676	(60)
Euro Stoxx 50 Index Put Option, MSC	03/17/2017	EUR	2,375.00	675	(73)
Taiwan Stock Exchange Index Put Option, CGM	09/21/2016	TWD	8,100.70	29,600	(235)
Taiwan Stock Exchange Index Put Option, MSC	09/20/2017	TWD	8,600.00	29,972	(870)
Taiwan Stock Exchange Index Put Option, MSC	12/20/2017	TWD	8,600.00	30,565	(937)
Tokyo Stock Price Index Put Option, MSC	06/10/2016	JPY	1,450.00	600,500	(601)
				694,511	$(3,040)

JNL Multi-Manager Alternative Fund
S&P 500 Index Put Option	03/31/2016	1,770.00		12	$—

JNL/Westchester Capital Event Driven Fund
iShares iBoxx USD High Yield Corporate Bond ETF Put Option	06/17/2016	72.00		370	$(2)
iShares iBoxx USD High Yield Corporate Bond ETF Put Option	06/17/2016	71.00		304	(3)
				674	$(5)

Inflation-Capped Options
JNL/PIMCO Real Return Fund
Cap - CPURNSA Index Option, DUB	06/01/2016	3.00		46	$—
Cap - CPURNSA Index Option, JPM	04/22/2024	4.00		194	(18)
Cap - CPURNSA Index Option, JPM	05/16/2024	4.00		17	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2016

Schedule of Written Options

	Expiration Date	Exercise Price/Rate	Contracts/ Notional Contracts	Value
Inflation-Capped Options (continued)
JNL/PIMCO Real Return Fund (continued)
Floor - CPURNSA Index Option, BNP	03/01/2018	1.00	28	$(4)
Floor - CPURNSA Index Option, CIT	09/29/2020	1.00	31	(2)
Floor - CPURNSA Index Option, DUB	01/22/2018	0.00	37	(4)
Floor - CPURNSA Index Option, JPM	03/24/2020	1.00	211	(200)
Floor - CPURNSA Index Option, JPM	10/02/2020	0.00	86	(99)
			650	$(329)

JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CGM	03/12/2020	1.00	18	$(1)
Floor - CPURNSA Index Option, CGM	09/29/2020	1.00	64	(3)
Floor - CPURNSA Index Option, DUB	03/10/2020	0.00	19	(1)
			101	$(5)

Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Call Swaption, 3-Month LIBOR, DUB	06/13/2016	1.05%	82,350,000	$(256)
Put Swaption, 3-Month LIBOR, DUB	06/13/2016	1.65%	82,350,000	(76)
			164,700,000	$(332)

JNL/PIMCO Real Return Fund
Call Swaption, 3-Month LIBOR, CSI	06/23/2016	1.50%	1,059	$(295)
Call Swaption, 3-Month LIBOR, CSI	12/05/2016	2.40%	316	(560)
Put Swaption, 3-Month LIBOR, CSI	06/23/2016	2.10%	1,059	(49)
Put Swaption, 3-Month LIBOR, MSC	10/17/2018	2.25%	423	(706)
Put Swaption, 3-Month LIBOR, MSC	12/10/2018	2.25%	130	(234)
Put Swaption, 3-Month LIBOR, MSC	11/15/2018	2.25%	130	(226)
Put Swaption, 3-Month LIBOR, MSC	03/29/2019	2.30%	510	(1,009)
Put Swaption, 3-Month LIBOR, DUB	10/23/2018	2.50%	670	(891)
			4,297	$(3,970)

JNL/PIMCO Total Return Bond Fund
Call Swaption, 3-Month LIBOR, JPM	01/30/2018	1.10%	477	$(326)
Call Swaption, 3-Month LIBOR, BOA	06/24/2016	1.45%	1,408	(338)
Call Swaption, 3-Month LIBOR, JPM	01/30/2018	1.60%	477	(595)
Call Swaption, 6-Month Euribor, BNP	06/14/2016	0.40%	91	(39)
Call Swaption, 6-Month Euribor, CGM	06/15/2016	0.45%	192	(115)
Put Swaption, 3-Month LIBOR, BOA	04/18/2016	1.87%	652	(51)
Put Swaption, 3-Month LIBOR, CGM	04/15/2016	1.98%	334	(4)
Put Swaption, 3-Month LIBOR, MSC	04/25/2016	2.00%	606	(21)
Put Swaption, 3-Month LIBOR, JPM	04/11/2016	2.02%	298	—
Put Swaption, 3-Month LIBOR, BOA	06/24/2016	2.05%	1,408	(86)
Put Swaption, 3-Month LIBOR, MSC	05/23/2016	2.50%	5,057	—
Put Swaption, 3-Month LIBOR, MSC	05/12/2016	2.50%	2,173	—
Put Swaption, 3-Month LIBOR, MSC	08/20/2018	2.80%	965	(841)
Put Swaption, 6-Month Euribor, BNP	06/14/2016	0.90%	91	(17)
Put Swaption, 6-Month Euribor, CGM	06/15/2016	0.95%	192	(27)
			14,421	$(2,460)

Options on Securities
JNL/BlackRock Global Allocation Fund
Alexion Pharmaceuticals Inc. Call Option, CIT	08/19/2016	175.00	4,550	$(9)
Apple Inc. Call Option, CIT	09/16/2016	120.00	67,403	(176)
Apple Inc. Put Option, CIT	09/16/2016	90.00	67,403	(111)
Bank of New York Mellon Corp. Call Option, DUB	05/20/2016	51.25	268,552	—
Chipotle Mexican Grill Inc. Call Option	06/17/2016	600.00	8	(1)
Chipotle Mexican Grill Inc. Put Option	06/17/2016	450.00	8	(17)
General Electric Co. Call Option, DUB	01/20/2017	32.50	304,630	(428)
General Electric Co. Call Option, UBS	09/16/2016	31.00	361,548	(676)
Gentex Corp. Put Option, MSC	09/16/2016	9.00	278,681	(41)
Gilead Sciences Inc. Call Option, DUB	05/20/2016	107.50	37,322	(3)
Gilead Sciences Inc. Put Option, DUB	05/20/2016	90.00	37,322	(100)
Goldman Sachs Group Inc. Call Option, DUB	05/20/2016	245.00	64,500	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2016

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Options on Securities (continued)
JNL/BlackRock Global Allocation Fund (continued)
HSBC Holdings Plc Call Option, MSC	04/15/2016	4.60	290,713	$(3)
Johnson & Johnson Call Option, BCL	01/20/2017	110.00	101,098	(455)
Johnson & Johnson Put Option, BCL	01/20/2017	97.50	101,098	(313)
Key Corp. Call Option, DUB	05/20/2016	17.90	358,069	—
Kimberly-Clark Co. Call Option	04/15/2016	125.00	81	(93)
MetLife Inc. Call Option, UBS	01/20/2017	57.50	54,800	(6)
MetLife Inc. Call Option, UBS	01/20/2017	55.00	59,824	(30)
MetLife Inc. Put Option, UBS	01/20/2017	45.00	29,912	(135)
MetLife Inc. Put Option, UBS	01/20/2017	46.00	27,400	(150)
Morgan Stanley Corp. Call Option, DUB	05/20/2016	46.00	268,552	—
Mylan Inc. Call Option, BCL	07/15/2016	45.00	24,051	(101)
Prudential Financial Inc. Call Option, MSC	01/20/2017	93.50	67,100	(47)
Prudential Financial Inc. Put Option, MSC	01/20/2017	77.50	33,550	(361)
Qualcomm Inc. Call Option, DUB	05/19/2017	70.00	119,161	(49)
Qualcomm Inc. Put Option, DUB	05/19/2017	40.00	119,161	(251)
SPDR Gold Shares ETF Call Option	05/20/2016	130.00	853	(36)
SPDR Gold Shares ETF Call Option	06/30/2016	133.00	1,031	(66)
SPDR Gold Shares ETF Call Option	09/30/2016	145.00	1,027	(74)
SPDR Gold Shares ETF Call Option, JPM	06/17/2016	140.00	101,878	(27)
SPDR Gold Shares ETF Call Option, JPM	09/16/2016	140.00	102,400	(92)
Sun Trust Banks Inc. Call Option, DUB	05/20/2016	51.75	268,600	—
Teva Pharmaceutical Industries Ltd. Call Option, DUB	05/20/2016	73.00	71,400	—
Teva Pharmaceutical Industries Ltd. Put Option, DUB	05/20/2016	55.00	71,400	(212)
Wells Fargo & Co. Call Option, DUB	05/20/2016	66.00	268,552	—
WhiteWave Foods Co. Call Option	04/15/2016	37.50	197	(63)
WhiteWave Foods Co. Call Option	07/15/2016	37.50	217	(105)
			4,034,052	$(4,231)

JNL/Boston Partners Global Long Short Equity Fund
Anadarko Petroleum Corp. Call Option	08/19/2016	32.50	983	$(1,460)
Diamondback Energy Inc. Call Option	06/17/2016	70.00	284	(284)
Eaton Corporation Plc Call Option	07/15/2016	57.50	330	(195)
EOG Resources Inc. Call Option	04/15/2016	60.00	483	(596)
LyondellBasell Industries N.V. Call Option	06/17/2016	75.00	348	(397)
Occidental Petroleum Corp. Call Option	05/20/2016	65.00	510	(260)
Phillips 66 Co. Call Option	05/20/2016	80.00	444	(360)
Raytheon Co. Call Option	08/19/2016	125.00	432	(164)
United Parcel Service Inc. Call Option	07/15/2016	100.00	426	(298)
			4,240	$(4,014)

JNL Multi-Manager Alternative Fund
Allergan Plc Call Option	05/20/2016	275.00	52	$(68)
Bunge Ltd. Put Option	07/15/2016	47.50	17	(1)
Bunge Ltd. Put Option	07/15/2016	50.00	17	(2)
iShares MSCI Emerging Markets ETF Put Option	04/15/2016	30.50	68	—
Johnson Controls Inc. Call Option	04/15/2016	37.00	439	(84)
NetSuite Inc. Put Option	04/15/2016	55.00	7	—
Red Hat Inc. Put Option	04/15/2016	65.00	18	—
Red Hat Inc. Put Option	06/17/2016	60.00	18	(1)
Shutterfly Inc. Put Option	06/17/2016	42.50	18	(2)
SPDR S&P 500 ETF Trust Put Option	04/15/2016	190.00	341	(3)
WebMD Health Corp. Put Option	06/17/2016	50.00	53	(3)
			1,048	$(164)

JNL/Westchester Capital Event Driven Fund
ADT Corp. Call Option	04/15/2016	42.00	221	$—
Alcoa Inc. Call Option	04/15/2016	7.00	1,177	(303)
Alcoa Inc. Call Option	05/20/2016	8.00	475	(81)
Alcoa Inc. Call Option	06/17/2016	8.00	1,765	(318)
Alere Inc. Call Option	05/20/2016	60.00	37	—
Allergan Plc Call Option	05/20/2016	265.00	78	(123)
Allergan Plc Call Option	05/20/2016	275.00	21	(28)
Allergan Plc Call Option	05/20/2016	285.00	43	(33)
American International Group Inc. Call Option	04/15/2016	52.50	187	(37)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2016

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Options on Securities (continued)
JNL/Westchester Capital Event Driven Fund (continued)
American International Group Inc. Call Option	05/20/2016	45.00		150	$(137)
American International Group Inc. Call Option	05/20/2016	55.00		846	(102)
AT&T Inc. Call Option	04/15/2016	35.00		399	(165)
Bayer AG Call Option, JPM	04/15/2016	EUR	90.00	42	(64)
Bayer AG Call Option, JPM	04/15/2016	EUR	100.00	93	(43)
Bayer AG Call Option, JPM	04/15/2016	EUR	98.00	121	(80)
CBS Corp. Call Option	06/17/2016	50.00		555	(311)
Citigroup Inc. Call Option	04/15/2016	40.00		265	(55)
Dow Chemical Co. Call Option	06/17/2016	48.00		997	(399)
E.I. du Pont de Nemours and Co. Call Option	04/15/2016	62.50		272	(42)
General Electric Co. Call Option	05/20/2016	30.00		1,018	(219)
General Motors Co. Call Option	06/17/2016	33.00		2,713	(179)
Hertz Global Holdings Inc. Call Option	06/17/2016	9.00		5,202	(1,067)
Hilton Worldwide Holdings Inc. Call Option	04/15/2016	19.00		435	(168)
Hilton Worldwide Holdings Inc. Call Option	04/15/2016	20.00		468	(117)
Hilton Worldwide Holdings Inc. Call Option	07/15/2016	21.00		512	(118)
Humana Inc. Call Option	05/20/2016	170.00		92	(149)
Humana Inc. Call Option	05/20/2016	175.00		190	(233)
Huntsman Corp. Call Option	05/20/2016	10.00		384	(138)
Johnson Controls Inc. Call Option	04/15/2016	34.00		82	(37)
Johnson Controls Inc. Call Option	04/15/2016	39.00		2,254	(146)
MGM Resorts International Call Option	04/15/2016	17.00		452	(199)
MGM Resorts International Call Option	06/17/2016	19.00		1,803	(542)
Northstar Realty Finance Call Option	04/15/2016	14.00		944	(13)
Pfizer Inc. Call Option	06/17/2016	30.00		231	(16)
SPDR S&P 500 ETF Trust Put Option	03/31/2016	190.00		390	—
SPDR S&P 500 ETF Trust Put Option	05/20/2016	196.00		404	(63)
Starwood Hotels & Resorts Worldwide Inc. Call Option	05/20/2016	60.00		57	(122)
Starwood Hotels & Resorts Worldwide Inc. Call Option	05/20/2016	67.50		192	(264)
T-Mobile US Inc. Call Option	05/20/2016	36.00		1,146	(384)
Vivendi SA Call Option, JPM	04/15/2016	EUR	18.00	800	(60)
Vivendi SA Call Option, JPM	04/15/2016	EUR	19.50	872	(3)
				28,385	$(6,558)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2015	227,574,222	$14,854
Options written during the period	454,005,832	7,899
Options closed during the period	(510,982,055)	(9,449)
Options exercised during the period	(339,378)	(700)
Options expired during the period	(754,801)	(827)
Options outstanding at March 31, 2016	169,503,820	$11,777
JNL/Boston Partners Global Long Short Equity Fund
Options outstanding at December 31, 2015	2,680	$1,495
Options written during the period	4,240	2,149
Options closed during the period	(919)	(566)
Options exercised during the period	(729)	(444)
Options expired during the period	(1,032)	(484)
Options outstanding at March 31, 2016	4,240	$2,150
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2015	17,546	$4,861
Options written during the period	18,899	8,735
Options closed during the period	(13,980)	(7,585)
Options exercised during the period	(359)	(657)
Options expired during the period	(22,106)	(5,354)
Options outstanding at March 31, 2016	—	$—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2016

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
JNL Multi-Manager Alternative Fund
Options outstanding at December 31, 2015	3,501,219	$660
Options written during the period	4,830,046	2,201
Options closed during the period	(3,101,912)	(1,209)
Options exercised during the period	(274)	(16)
Options expired during the period	(2,562,392)	(1,000)
Options outstanding at March 31, 2016	2,666,687	$636
JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2015	13,201,787	$3,019
Options written during the period	8,084,689	4,001
Options closed during the period	(13,201,399)	(2,353)
Options outstanding at March 31, 2016	8,085,077	$4,667
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2015	123,319,431	$9,894
Options written during the period	563,413,964	8,936
Options closed during the period	(374,016,918)	(8,451)
Options outstanding at March 31, 2016	312,716,477	$10,379
JNL/Westchester Capital Event Driven Fund
Options outstanding at December 31, 2015	21,748	$4,905
Options written during the period	40,653	8,144
Options closed during the period	(24,830)	(5,292)
Options exercised during the period	(1,454)	(691)
Options expired during the period	(7,058)	(1,090)
Options outstanding at March 31, 2016	29,059	$5,976

Schedule of Exchange-Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable/ (Payable)	Purchased/ (Written) Contracts	Unrealized Appreciation/ (Depreciation)
JNL Multi-Manager Alternative Fund
Euro-Bund Call Option	04/22/2016	EUR	175.50	$—	81	$—
Euro-Bund Call Option	04/22/2016	EUR	167.00	—	33	—
Euro-Bund Call Option	04/22/2016	EUR	167.50	—	48	(1)
Euro-Bund Put Option	04/22/2016	EUR	175.50	—	(12)	8
Euro-Bund Put Option	04/22/2016	EUR	162.50	—	10	1
				$—	160	$8
JNL/PIMCO Real Return Fund
3-Month Sterling Interest Rate Future Put Option	12/21/2016		98.00	$—	(1,625)	$36
3-Month Sterling Interest Rate Future Put Option	12/21/2016		98.50	(7)	1,625	(179)
				$(7)	—	$(143)
JNL/PIMCO Total Return Bond Fund
Euro-Bund Call Option	04/22/2016	EUR	164.50	$—	(236)	$100
Euro-Bund Call Option	04/22/2016	EUR	165.00	—	(295)	114
Euro-Bund Call Option	05/26/2016	EUR	163.00	(6)	(102)	(108)
Euro-Bund Call Option	05/26/2016	EUR	165.00	(1)	(36)	(3)
Euro-Bund Put Option	04/22/2016	EUR	160.50	—	(244)	60
Euro-Bund Put Option	04/22/2016	EUR	161.00	—	(428)	155
Euro-Bund Put Option	04/22/2016	EUR	161.50	—	(244)	(2)
Euro-Bund Put Option	04/22/2016	EUR	162.00	(27)	(469)	(27)
Euro-Bund Put Option	05/26/2016	EUR	158.50	—	(36)	14
Euro-Bund Put Option	05/26/2016	EUR	161.00	2	(234)	2
				$(32)	(2,324)	$305

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
ASX SPI 200 Index Future	June 2016	4	$(7)
Euro STOXX 50 Future	June 2016	95	(64)
FTSE 100 Index Future	June 2016	20	14
German Stock Index Future	June 2016	1	1
Hang Seng Index Future	April 2016	1	1
S&P 500 E-Mini Index Future	June 2016	(1)	(1)
Tokyo Price Index Future	June 2016	9	2
U.S. Treasury Note Future, 10-Year	June 2016	18	12
U.S. Treasury Note Future, 5-Year	June 2016	10	1
Ultra Long Term U.S. Treasury Bond Future	June 2016	6	(8)
			$(49)
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	September 2016	102	$(8)
3-Month Euro Euribor Interest Rate Future	December 2016	159	10
3-Month Euro Euribor Interest Rate Future	March 2017	230	23
3-Month Euro Euribor Interest Rate Future	June 2017	305	31
3-Month Euro Euribor Interest Rate Future	September 2017	392	49
3-Month Euro Euribor Interest Rate Future	December 2017	478	(2)
3-Month Euro Euribor Interest Rate Future	March 2018	309	(39)
3-Month Euro Swiss Franc Interest Rate Future	September 2016	(25)	(1)
3-Month Euro Swiss Franc Interest Rate Future	December 2016	(4)	—
3-Month Euro Swiss Franc Interest Rate Future	March 2017	11	—
3-Month Sterling Interest Rate Future	June 2016	7	—
3-Month Sterling Interest Rate Future	September 2016	288	6
3-Month Sterling Interest Rate Future	December 2016	352	(7)
3-Month Sterling Interest Rate Future	March 2017	448	141
3-Month Sterling Interest Rate Future	June 2017	397	157
3-Month Sterling Interest Rate Future	September 2017	338	142
3-Month Sterling Interest Rate Future	December 2017	307	151
3-Month Sterling Interest Rate Future	March 2018	290	4
90-Day Eurodollar Future	September 2016	230	8
90-Day Eurodollar Future	December 2016	293	10
90-Day Eurodollar Future	March 2017	349	75
90-Day Eurodollar Future	June 2017	311	136
90-Day Eurodollar Future	September 2017	281	159
90-Day Eurodollar Future	December 2017	265	184
90-Day Eurodollar Future	March 2018	249	81
Amsterdam Exchanges Index Future	April 2016	(11)	3
ASX SPI 200 Index Future	June 2016	(72)	(56)
Australia Commonwealth Treasury Bond Future, 10-Year	June 2016	62	69
Australia Commonwealth Treasury Bond Future, 3-Year	June 2016	(583)	(165)
Brent Crude Oil Future	June 2016	(102)	42
CAC40 10 Euro Future	April 2016	(211)	144
Canadian Bank Acceptance Future	September 2016	(306)	19
Canadian Bank Acceptance Future	December 2016	(206)	15
Canadian Dollar Future	June 2016	(98)	(180)
Canadian Government Bond Future, 10-Year	June 2016	157	(76)
Cocoa Future	May 2016	21	(25)
Cocoa Future	July 2016	42	(13)
Cocoa Future	July 2016	(7)	2
Coffee ‘C’ Future	May 2016	(19)	(75)
Copper Future	May 2016	(5)	(10)
Corn Future	May 2016	(222)	76
Cotton No. 2 Future	May 2016	(102)	(10)
Dow Jones Industrial Average E-Mini Index Future	June 2016	44	20
Euro STOXX 50 Future	June 2016	(290)	181
Euro-Bobl Future	June 2016	718	(172)
Euro-BTP Future	June 2016	332	577
Euro-Bund Future	June 2016	271	(48)
Euro-Buxl Future	June 2016	12	10
Euro-OAT Future	June 2016	207	364
Euro-Schatz Future	June 2016	510	(99)
FTSE 100 Index Future	June 2016	(62)	(33)
FTSE/JSE Top 40 Index Future	June 2016	57	(31)
FTSE/MIB Index Future	June 2016	(34)	107
Gas Oil Future	May 2016	(129)	105
German Stock Index Future	June 2016	(32)	(21)
Gold 100 oz. Future	June 2016	337	(362)
Hang Seng China Enterprises Index Future	April 2016	(1)	(1)
Hang Seng Index Future	April 2016	(104)	(330)
IBEX 35 Index Future	April 2016	(68)	193
Japanese Government Bond Future, 10-Year	June 2016	24	45
Japanese Yen Future	June 2016	593	541
KCBT Wheat Future	May 2016	(89)	(88)
Lean Hogs Future	June 2016	6	(2)
Live Cattle Future	June 2016	(56)	15
LME Aluminum Future	June 2016	(57)	(19)
LME Nickel Future	June 2016	(20)	40
LME Zinc Future	June 2016	(4)	2
Mexican Peso Future	June 2016	(163)	(171)
Mini MSCI Emerging EAFE Index Future	June 2016	(18)	(29)
Mini MSCI Emerging Markets Index Future	June 2016	(12)	(26)
MSCI Taiwan Index Future	April 2016	31	9
NASDAQ 100 E-Mini Future	June 2016	(34)	(85)
Natural Gas Future	May 2016	(321)	(451)
New Zealand Dollar Future	June 2016	(63)	(90)
Nikkei 225 Future	June 2016	(75)	46
NY Harbor ULSD Future	May 2016	(29)	58
OMX Stockholm 30 Index Future	April 2016	(123)	36
Palladium Future	June 2016	(21)	(133)
Platinum Future	July 2016	2	—
RBOB Gasoline Future	May 2016	(76)	(22)
Russell 2000 Mini Index Future	June 2016	(83)	(256)
S&P 500 E-Mini Index Future	June 2016	14	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund (continued)
S&P MidCap 400 E-Mini Index Future	June 2016	(6)	$(26)
S&P/Toronto Stock Exchange 60 Index Future	June 2016	6	(1)
SGX FTSE China A50 Index Future	April 2016	(156)	(1)
SGX MSCI Singapore Index Future	April 2016	(14)	(1)
SGX Nifty 50 Index Future	April 2016	(121)	(16)
Silver Future	May 2016	65	(22)
Soybean Future	May 2016	44	(2)
Soybean Oil Future	May 2016	76	58
Sugar #11 (World Markets) Future	May 2016	338	(257)
Tokyo Price Index Future	June 2016	(100)	(74)
U.K. Long Gilt Future	June 2016	271	73
U.S. Treasury Long Bond Future	June 2016	191	(55)
U.S. Treasury Note Future, 10-Year	June 2016	428	99
U.S. Treasury Note Future, 2-Year	June 2016	889	237
U.S. Treasury Note Future, 5-Year	June 2016	811	299
Ultra Long Term U.S. Treasury Bond Future	June 2016	105	(73)
WTI Crude Oil Future	May 2016	(260)	151
			$1,337
JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	June 2016	4	$(8)
Euro STOXX 50 Future	June 2016	(120)	73
FTSE 100 Index Future	June 2016	67	34
MSCI Taiwan Index Future	April 2016	(316)	(55)
NASDAQ 100 E-Mini Future	June 2016	66	156
S&P 500 E-Mini Index Future	June 2016	(248)	(519)
Tokyo Price Index Future	June 2016	(38)	13
Yen Denominated Nikkei 225 Future	June 2016	49	(71)
			$(377)
JNL/Goldman Sachs Core Plus Bond Fund
Australia Commonwealth Treasury Bond Future, 10-Year	June 2016	70	$47
U.S. Treasury Long Bond Future	June 2016	78	127
U.S. Treasury Note Future, 10-Year	June 2016	(496)	(484)
U.S. Treasury Note Future, 2-Year	June 2016	397	127
U.S. Treasury Note Future, 5-Year	June 2016	(113)	(136)
Ultra Long Term U.S. Treasury Bond Future	June 2016	65	(6)
			$(325)
JNL/Goldman Sachs Emerging Markets Debt Fund
Euro-Bobl Future	June 2016	(6)	$2
U.S. Treasury Long Bond Future	June 2016	(18)	(4)
U.S. Treasury Note Future, 10-Year	June 2016	(47)	(71)
U.S. Treasury Note Future, 2-Year	June 2016	(12)	(7)
U.S. Treasury Note Future, 5-Year	June 2016	(30)	(39)
Ultra Long Term U.S. Treasury Bond Future	June 2016	(16)	18
			$(101)
JNL/Mellon Capital Emerging Markets Index Fund
Mini MSCI Emerging Markets Index Future	June 2016	269	$250

JNL/Mellon Capital S&P 500 Index Fund
S&P 500 E-Mini Index Future	June 2016	661	$494

JNL/Mellon Capital S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	June 2016	302	$1,621

JNL/Mellon Capital Small Cap Index Fund
Russell 2000 Mini Index Future	June 2016	142	$257

JNL/Mellon Capital International Index Fund
ASX SPI 200 Index Future	June 2016	20	$(9)
Euro STOXX 50 Future	June 2016	232	(73)
FTSE 100 Index Future	June 2016	60	35
Tokyo Price Index Future	June 2016	42	(8)
			$(55)
JNL Multi-Manager Alternative Fund
90-Day Eurodollar Future	June 2016	23	$(2)
90-Day Eurodollar Future	December 2016	(82)	(62)
90-Day Eurodollar Future	March 2017	55	46
90-Day Eurodollar Future	June 2017	20	24
Australian Dollar Future	June 2016	5	11
British Pound Future	June 2016	(13)	(7)
Canadian Dollar Future	June 2016	69	119
Euro FX Currency Future	June 2016	(49)	(193)
Euro-Bobl Future	June 2016	27	(3)
Euro-BTP Future	June 2016	26	53
Euro-Bund Future	June 2016	(109)	(67)
Euro-Buxl Future	June 2016	(37)	(25)
Japanese Government Bond Future, 10-Year	June 2016	(16)	(48)
Japanese Yen Future	June 2016	(77)	(45)
Mexican Peso Future	June 2016	21	16
U.K. Long Gilt Future	June 2016	(10)	(6)
U.S. Treasury Long Bond Future	June 2016	151	66
U.S. Treasury Note Future, 10-Year	June 2016	(359)	(174)
U.S. Treasury Note Future, 2-Year	June 2016	38	—
U.S. Treasury Note Future, 5-Year	June 2016	1,059	436
Ultra Long Term U.S. Treasury Bond Future	June 2016	(44)	(51)
			$88
JNL/Neuberger Berman Strategic Income Fund
10-Year USD Deliverable Interest Rate Swap Future	June 2016	(76)	$(96)
Australian Dollar Future	June 2016	(3)	(8)
British Pound Future	June 2016	(5)	(5)
Canadian Bank Acceptance Future	June 2017	377	(139)
Euro FX Currency Future	June 2016	(159)	(685)
Euro-Buxl Future	June 2016	(150)	(847)
Euro-OAT Future	June 2016	(48)	(169)
Mexican Peso Future	June 2016	(154)	(130)
New Zealand Dollar Future	June 2016	(13)	(17)
SGX Japanese Government Bond Future, 10-Year	June 2016	(260)	(69)
South African Rand Future	June 2016	(149)	(220)
U.S. Treasury Long Bond Future	June 2016	200	100
U.S. Treasury Note Future, 10-Year	June 2016	(222)	166
U.S. Treasury Note Future, 2-Year	June 2016	(341)	(28)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2016

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Neuberger Berman Strategic Income Fund (continued)
U.S. Treasury Note Future, 5-Year	June 2016	(224)	$(77)
Ultra 10-Year U.S. Treasury Note Future	June 2016	242	(67)
Ultra Long Term U.S. Treasury Bond Future	June 2016	(39)	125
			$(2,166)
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	December 2016	120	$(26)
90-Day Eurodollar Future	December 2017	(120)	48
Euro-Bobl Future	June 2016	(45)	—
Euro-BTP Future	June 2016	(52)	(124)
Euro-Bund Future	June 2016	(162)	75
U.S. Treasury Long Bond Future	June 2016	(242)	217
U.S. Treasury Note Future, 10-Year	June 2016	453	45
U.S. Treasury Note Future, 5-Year	June 2016	485	200
			$435
JNL/PIMCO Total Return Bond Fund
3-Month Sterling Interest Rate Future	September 2017	(210)	$30
3-Month Sterling Interest Rate Future	March 2018	(3,117)	397
3-Month Sterling Interest Rate Future	June 2018	(1,857)	411
90-Day Eurodollar Future	March 2017	(206)	46
90-Day Eurodollar Future	June 2017	(3,844)	913
90-Day Eurodollar Future	March 2018	(2,802)	123
90-Day Eurodollar Future	June 2018	(1,203)	120
90-Day Eurodollar Future	September 2018	(1,577)	(827)
90-Day Eurodollar Future	December 2018	(2,005)	(922)
Australia Commonwealth Treasury Bond Future, 10-Year	June 2016	1	1
Canadian Government Bond Future, 10-Year	June 2016	(122)	113
Euro-Bund Future	June 2016	8	10
U.K. Long Gilt Future	June 2016	(24)	(2)
U.S. Treasury Long Bond Future	June 2016	962	(537)
U.S. Treasury Note Future, 10-Year	June 2016	502	447
U.S. Treasury Note Future, 5-Year	June 2016	11,563	988
			$1,311
JNL/PPM America Floating Rate Income Fund
U.S. Treasury Long Bond Future	June 2016	(3)	$3
U.S. Treasury Note Future, 10-Year	June 2016	(53)	2
U.S. Treasury Note Future, 5-Year	June 2016	(51)	(32)
			$(27)
JNL/PPM America High Yield Bond Fund
U.S. Treasury Long Bond Future	June 2016	(195)	$127
U.S. Treasury Note Future, 10-Year	June 2016	(313)	(117)
U.S. Treasury Note Future, 5-Year	June 2016	(62)	(85)
Ultra Long Term U.S. Treasury Bond Future	June 2016	(96)	(59)
			$(134)
JNL/Scout Unconstrained Bond Fund
Euro-Bund Future	June 2016	(1,315)	$(791)

JNL/T. Rowe Price Short-Term Bond Fund
U.S. Treasury Note Future, 10-Year	June 2016	(114)	$79
U.S. Treasury Note Future, 2-Year	June 2016	838	(15)
			$64
JNL/WMC Balanced Fund
U.S. Treasury Note Future, 5-Year	June 2016	(82)	$20
Ultra Long Term U.S. Treasury Bond Future	June 2016	46	(64)
			$(44)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AB Dynamic Asset Allocation Fund
AUD/USD	06/17/2016	MSC	AUD	232	$177	$9
AUD/USD	06/17/2016	CIT	AUD	348	266	9
AUD/USD	06/17/2016	SSB	AUD	53	40	1
CHF/USD	06/17/2016	JPM	CHF	281	293	7
CHF/USD	06/17/2016	SSB	CHF	297	311	9
EUR/USD	06/17/2016	SSB	EUR	1,155	1,317	29
EUR/USD	06/17/2016	JPM	EUR	244	278	13
EUR/USD	06/17/2016	RBS	EUR	367	419	5
GBP/USD	06/17/2016	SSB	GBP	260	374	(1)
GBP/USD	06/17/2016	SCB	GBP	257	369	4
GBP/USD	06/17/2016	SSB	GBP	101	145	2
GBP/USD	06/17/2016	UBS	GBP	131	189	(1)
JPY/USD	06/17/2016	BCL	JPY	22,233	198	4
JPY/USD	06/17/2016	SSB	JPY	25,795	229	1
JPY/USD	06/17/2016	SSB	JPY	89,565	798	(1)
SEK/USD	06/17/2016	SSB	SEK	1,394	172	7
USD/AUD	06/17/2016	SSB	AUD	(116)	(89)	(3)
USD/EUR	06/17/2016	SSB	EUR	(236)	(270)	(5)
USD/GBP	06/17/2016	SSB	GBP	(181)	(260)	(4)
USD/NOK	06/17/2016	SSB	NOK	(116)	(14)	—
					$4,942	$85

JNL/AQR Managed Futures Strategy Fund
AUD/USD	06/15/2016	CGM	AUD	126,789	$96,861	$2,499
AUD/USD	06/15/2016	CGM	AUD	5,736	4,382	(14)
BRL/USD	06/15/2016	CGM	BRL	24,590	6,702	241
CAD/USD	06/15/2016	CGM	CAD	56,114	43,209	1,016
CLP/USD	06/15/2016	CGM	CLP	401,131	596	14
CLP/USD	06/15/2016	CGM	CLP	18,275	27	—
COP/USD	06/15/2016	CGM	COP	5,185,141	1,714	98
EUR/USD	06/15/2016	CGM	EUR	154,723	176,463	6,312
GBP/USD	06/15/2016	CGM	GBP	3,789	5,443	112
GBP/USD	06/15/2016	CGM	GBP	18,190	26,131	(183)
HKD/USD	06/15/2016	CGM	HKD	2	—	—
HUF/USD	06/15/2016	CGM	HUF	1,104,988	4,000	99
IDR/USD	06/15/2016	CGM	IDR	58,409,019	4,353	65
IDR/USD	06/15/2016	CGM	IDR	32,922,793	2,453	(5)
ILS/USD	06/15/2016	CGM	ILS	32,054	8,549	199
INR/USD	06/15/2016	CGM	INR	673,365	10,032	174
INR/USD	06/15/2016	CGM	INR	13,945	208	(1)
JPY/USD	06/15/2016	CGM	JPY	13,302,874	118,455	921
JPY/USD	06/15/2016	CGM	JPY	2,781,201	24,764	(112)
KRW/USD	06/15/2016	CGM	KRW	25,582,619	22,327	520
MXN/USD	06/15/2016	CGM	MXN	134,676	7,743	67
MYR/USD	06/15/2016	CGM	MYR	5,775	1,470	75
NOK/USD	06/15/2016	CGM	NOK	138,517	16,733	415
NZD/USD	06/15/2016	CGM	NZD	17,280	11,898	275
PHP/USD	06/15/2016	CGM	PHP	275,219	5,954	90
PLN/USD	06/15/2016	CGM	PLN	60,868	16,298	544
SEK/USD	06/15/2016	CGM	SEK	250,259	30,910	703
SGD/USD	06/15/2016	CGM	SGD	5,135	3,809	71
TRY/USD	06/15/2016	CGM	TRY	77,896	27,102	1,053
TWD/USD	06/15/2016	CGM	TWD	108,663	3,380	42
USD/AUD	06/15/2016	CGM	AUD	(38,029)	(29,051)	(1,863)
USD/BRL	06/15/2016	CGM	BRL	(18,594)	(5,068)	(527)
USD/CAD	06/15/2016	CGM	CAD	(56,114)	(43,209)	(1,710)
USD/CHF	06/15/2016	CGM	CHF	(269)	(282)	(8)
USD/COP	06/15/2016	CGM	COP	(5,084,108)	(1,681)	(151)
USD/EUR	06/15/2016	CGM	EUR	(69,512)	(79,279)	(2,495)
USD/GBP	06/15/2016	CGM	GBP	(97,831)	(140,542)	(2,771)
USD/GBP	06/15/2016	CGM	GBP	(3,256)	(4,677)	37
USD/HKD	06/15/2016	CGM	HKD	(2,457)	(317)	(1)
USD/HKD	06/15/2016	CGM	HKD	(4,268)	(550)	—
USD/HUF	06/15/2016	CGM	HUF	(1,403,650)	(5,081)	(89)
USD/HUF	06/15/2016	CGM	HUF	(176,338)	(639)	3
USD/ILS	06/15/2016	CGM	ILS	(4,128)	(1,101)	(41)
USD/INR	06/15/2016	CGM	INR	(90,216)	(1,344)	(31)
USD/JPY	06/15/2016	CGM	JPY	(136,231)	(1,213)	(14)
USD/JPY	06/15/2016	CGM	JPY	(2,474,002)	(22,029)	197
USD/KRW	06/15/2016	CGM	KRW	(55,523,059)	(48,457)	(3,088)
USD/MXN	06/15/2016	CGM	MXN	(230,438)	(13,250)	(375)
USD/MYR	06/15/2016	CGM	MYR	(7,790)	(1,985)	(82)
USD/NOK	06/15/2016	CGM	NOK	(184,932)	(22,342)	(873)
USD/NZD	06/15/2016	CGM	NZD	(181,126)	(124,715)	(3,904)
USD/PHP	06/15/2016	CGM	PHP	(75,332)	(1,629)	(51)
USD/PLN	06/15/2016	CGM	PLN	(34,452)	(9,225)	(516)
USD/SEK	06/15/2016	CGM	SEK	(176,194)	(21,761)	(1,056)
USD/SGD	06/15/2016	CGM	SGD	(4,467)	(3,313)	(140)
USD/TRY	06/15/2016	CGM	TRY	(43,849)	(15,256)	(731)
USD/TWD	06/15/2016	CGM	TWD	(227,055)	(7,061)	(203)
USD/ZAR	06/15/2016	CGM	ZAR	(230,874)	(15,411)	(981)
ZAR/USD	06/15/2016	CGM	ZAR	71,938	4,801	223
					$66,299	$(5,951)

JNL/BlackRock Global Allocation Fund
AUD/USD	04/14/2016	CIT	AUD	12,678	$9,714	$18
AUD/USD	04/28/2016	MSC	AUD	3,097	2,371	11
BRL/USD	04/12/2016	BNP	BRL	14,209	3,943	40
BRL/USD	04/12/2016	MSC	BRL	29,395	8,157	68
BRL/USD	07/13/2016	MSC	BRL	7,111	1,922	85
CAD/USD	04/08/2016	CIT	CAD	9,548	7,352	(6)
CAD/USD	06/10/2016	MSC	CAD	12,686	9,768	(20)
CNY/USD	11/04/2016	DUB	CNY	57,590	8,845	78
EUR/USD	04/07/2016	DUB	EUR	3,444	3,919	118
EUR/USD	04/08/2016	DUB	EUR	5,397	6,142	194
EUR/USD	04/14/2016	GSC	EUR	3,401	3,871	173
EUR/USD	04/14/2016	CSI	EUR	3,476	3,956	180
EUR/USD	04/15/2016	CIT	EUR	16,701	19,010	849
EUR/USD	04/21/2016	DUB	EUR	13,019	14,822	669
EUR/USD	04/29/2016	CSI	EUR	10,324	11,756	319
EUR/USD	05/09/2016	BBH	EUR	1,602	1,825	66
EUR/USD	05/13/2016	CIT	EUR	11,474	13,072	337
GBP/USD	05/09/2016	BBH	GBP	3,814	5,478	80
JPY/EUR	08/09/2016	DUB	EUR	(4,579)	(5,232)	(1)
JPY/EUR	08/10/2016	MSC	EUR	(7,687)	(8,784)	(50)
JPY/EUR	08/19/2016	DUB	EUR	(7,980)	(9,122)	(280)
JPY/EUR	02/13/2017	HSB	EUR	(3,125)	(3,597)	47
JPY/USD	04/07/2016	CIT	JPY	370,766	3,295	(17)
MXN/USD	04/01/2016	DUB	MXN	32,362	1,873	69
PLN/USD	07/13/2016	JPM	PLN	35,627	9,539	109
SGD/USD	04/08/2016	DUB	SGD	5,134	3,809	10
SGD/USD	04/22/2016	MSC	SGD	5,266	3,907	7
TWD/USD	05/12/2016	DUB	TWD	121,340	3,772	(10)
TWD/USD	01/09/2017	JPM	TWD	302,662	9,452	177
TWD/USD	01/09/2017	BNP	TWD	304,022	9,495	183
TWD/USD	01/09/2017	GSC	TWD	306,650	9,577	167
TWD/USD	01/11/2017	CSI	TWD	302,100	9,435	162
TWD/USD	02/16/2017	DUB	TWD	115,266	3,603	5
USD/AED	01/19/2017	BNP	AED	(13,026)	(3,537)	(19)
USD/AED	01/19/2017	GSC	AED	(13,036)	(3,540)	(22)
USD/AED	01/25/2017	BNP	AED	(12,909)	(3,505)	(19)
USD/AUD	04/14/2016	CIT	AUD	(12,678)	(9,714)	(637)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/BlackRock Global Allocation Fund (continued)
USD/AUD	04/28/2016	MSC	AUD	(3,097)	$(2,371)	$(66)
USD/BRL	04/12/2016	BNP	BRL	(14,209)	(3,943)	(423)
USD/BRL	04/12/2016	MSC	BRL	(29,395)	(8,157)	(838)
USD/BRL	04/14/2016	DUB	BRL	(13,376)	(3,710)	(397)
USD/BRL	04/18/2016	GSC	BRL	(24,595)	(6,814)	(704)
USD/BRL	07/13/2016	MSC	BRL	(7,111)	(1,923)	(252)
USD/CAD	04/08/2016	CIT	CAD	(9,548)	(7,352)	(268)
USD/CAD	06/10/2016	MSC	CAD	(12,686)	(9,768)	(190)
USD/CLP	05/09/2016	GSC	CLP	(2,543,320)	(3,785)	(64)
USD/CNY	05/17/2016	GSC	CNY	(118,128)	(18,231)	(454)
USD/CNY	11/04/2016	DUB	CNY	(57,590)	(8,845)	17
USD/EUR	04/07/2016	MSC	EUR	(3,444)	(3,919)	(153)
USD/IDR	04/29/2016	CSI	IDR	(49,496,692)	(3,718)	49
USD/JPY	04/11/2016	CIT	JPY	(3,110,000)	(27,639)	(1,241)
USD/JPY	04/18/2016	WBC	JPY	(2,040,000)	(18,134)	(760)
USD/JPY	05/16/2016	MSC	JPY	(1,220,000)	(10,853)	(16)
USD/JPY	05/23/2016	CIT	JPY	(4,100,000)	(36,481)	(51)
USD/JPY	05/31/2016	CSI	JPY	(4,100,000)	(36,488)	(76)
USD/JPY	06/06/2016	DUB	JPY	(4,110,000)	(36,584)	(290)
USD/JPY	06/20/2016	DUB	JPY	(4,150,000)	(36,960)	254
USD/JPY	09/12/2016	CSI	JPY	(2,060,000)	(18,402)	(172)
USD/KRW	04/08/2016	GSC	KRW	(4,306,078)	(3,765)	(226)
USD/KRW	06/03/2016	DUB	KRW	(10,112,452)	(8,828)	(641)
USD/KRW	06/07/2016	MSC	KRW	(10,502,337)	(9,168)	(513)
USD/KRW	08/10/2016	CSI	KRW	(8,344,231)	(7,275)	(386)
USD/MXN	04/01/2016	DUB	MXN	(55,855)	(3,233)	(247)
USD/MXN	04/07/2016	CSI	MXN	(160,589)	(9,292)	(513)
USD/MXN	04/07/2016	CIT	MXN	(61,624)	(3,566)	(196)
USD/MXN	04/14/2016	CIT	MXN	(121,800)	(7,043)	204
USD/MXN	04/28/2016	CIT	MXN	(80,529)	(4,651)	(122)
USD/MYR	04/29/2016	CSI	MYR	(15,679)	(4,011)	(207)
USD/PLN	07/13/2016	JPM	PLN	(35,627)	(9,539)	(716)
USD/SGD	04/08/2016	DUB	SGD	(5,134)	(3,809)	(215)
USD/SGD	04/22/2016	MSC	SGD	(5,266)	(3,907)	(89)
USD/SGD	05/19/2016	HSB	SGD	(10,513)	(7,798)	(111)
USD/TWD	05/12/2016	DUB	TWD	(121,340)	(3,772)	(80)
USD/TWD	05/12/2016	CSI	TWD	(59,612)	(1,853)	(36)
USD/TWD	01/09/2017	CIT	TWD	(606,684)	(18,947)	(791)
USD/TWD	01/09/2017	GSC	TWD	(306,650)	(9,577)	(483)
USD/TWD	01/11/2017	CSI	TWD	(302,100)	(9,435)	(430)
USD/TWD	02/16/2017	DUB	TWD	(115,266)	(3,603)	(154)
					$(280,500)	$(8,907)

JNL/Boston Partners Global Long Short Equity Fund
CAD/USD	04/04/2016	BBH	CAD	1,905	$1,467	$(2)
USD/CAD	04/01/2016	BBH	CAD	(244)	(188)	(1)
USD/CAD	04/04/2016	BBH	CAD	(253)	(195)	—
USD/SGD	04/01/2016	BBH	SGD	(882)	(654)	(10)
					$430	$(13)

JNL/Capital Guardian Global Balanced Fund
CLP/USD	04/11/2016	BOA	CLP	154,676	$231	$3
COP/USD	04/18/2016	JPM	COP	1,444,825	481	1
EUR/GBP	04/14/2016	BNY	GBP	(300)	(431)	5
EUR/GBP	04/27/2016	JPM	GBP	(525)	(754)	3
EUR/GBP	04/27/2016	BNY	GBP	(850)	(1,221)	—
EUR/HUF	04/18/2016	BOA	HUF	(787,000)	(2,852)	31
EUR/SEK	04/15/2016	CSI	SEK	(1,250)	(154)	—
EUR/USD	04/04/2016	BNY	EUR	101	115	5
EUR/USD	04/05/2016	CSI	EUR	450	512	15
EUR/USD	04/05/2016	UBS	EUR	620	705	21
EUR/USD	04/14/2016	CSI	EUR	178	203	3
EUR/USD	04/15/2016	BNY	EUR	1,031	1,174	23
EUR/USD	04/15/2016	JPM	EUR	1,459	1,660	40
EUR/USD	04/15/2016	CIT	EUR	446	507	13
EUR/USD	04/18/2016	CSI	EUR	1,083	1,233	33
EUR/USD	04/20/2016	CIT	EUR	397	452	2
EUR/USD	04/20/2016	BNY	EUR	355	404	4
GBP/EUR	04/04/2016	BOA	EUR	(2,100)	(2,390)	(57)
JPY/GBP	04/06/2016	JPM	GBP	(200)	(287)	(2)
JPY/USD	04/01/2016	BOA	JPY	3,761	33	—
JPY/USD	04/04/2016	BOA	JPY	6,755	60	—
JPY/USD	04/07/2016	JPM	JPY	34,131	304	3
JPY/USD	04/08/2016	BNY	JPY	51,056	454	4
JPY/USD	04/12/2016	CSI	JPY	154,494	1,373	(2)
JPY/USD	04/14/2016	UBS	JPY	202,842	1,803	3
JPY/USD	04/14/2016	JPM	JPY	105,772	940	2
JPY/USD	04/15/2016	BNY	JPY	397,460	3,533	33
JPY/USD	04/15/2016	CIT	JPY	56,830	505	5
JPY/USD	04/15/2016	BNY	JPY	64,590	574	(6)
KRW/USD	04/11/2016	CIT	KRW	1,110,428	971	46
MYR/USD	04/11/2016	JPM	MYR	937	240	9
NOK/DKK	04/06/2016	UBS	DKK	(1,500)	(229)	—
NOK/EUR	04/07/2016	UBS	EUR	(425)	(484)	(2)
NOK/GBP	04/18/2016	BNY	GBP	(300)	(431)	8
NOK/USD	04/07/2016	UBS	NOK	2,556	309	9
PLN/USD	04/14/2016	JPM	PLN	1,650	442	13
SEK/USD	04/08/2016	CSI	SEK	2,119	261	11
USD/CAD	04/01/2016	BOA	CAD	(575)	(442)	(4)
USD/CAD	04/06/2016	UBS	CAD	(3,762)	(2,897)	(88)
USD/CLP	04/11/2016	BOA	CLP	(154,676)	(231)	(6)
USD/COP	04/18/2016	JPM	COP	(2,920,000)	(973)	(57)
USD/EUR	04/04/2016	BNY	EUR	(44)	(50)	—
USD/EUR	04/04/2016	BNY	EUR	(2)	(2)	—
USD/EUR	04/05/2016	CSI	EUR	(450)	(512)	(23)
USD/EUR	04/05/2016	UBS	EUR	(620)	(706)	(31)
USD/GBP	04/06/2016	UBS	GBP	(2,025)	(2,908)	(30)
USD/GBP	04/14/2016	BNY	GBP	(330)	(474)	(2)
USD/GBP	04/18/2016	JPM	GBP	(100)	(144)	(3)
USD/GBP	04/20/2016	BNY	GBP	(300)	(431)	4
USD/JPY	04/07/2016	JPM	JPY	(34,131)	(303)	(3)
USD/JPY	04/15/2016	BNY	JPY	(64,590)	(574)	1
USD/JPY	05/02/2016	BNY	JPY	(699,906)	(6,224)	1
USD/KRW	04/11/2016	CIT	KRW	(1,110,428)	(971)	(43)
USD/MXN	04/15/2016	CIT	MXN	(200)	(12)	—
USD/MXN	04/18/2016	JPM	MXN	(1,525)	(88)	(3)
USD/MYR	04/07/2016	JPM	MYR	(1,150)	(295)	(21)
USD/MYR	04/11/2016	JPM	MYR	(937)	(240)	(15)
USD/PLN	04/14/2016	UBS	PLN	(3,850)	(1,032)	(40)
USD/PLN	04/14/2016	JPM	PLN	(2,550)	(683)	(26)
USD/SEK	04/15/2016	BNY	SEK	(3,800)	(468)	(12)
USD/TRY	04/15/2016	UBS	TRY	(130)	(46)	(1)
USD/ZAR	04/14/2016	BOA	ZAR	(5,150)	(348)	(16)
ZAR/USD	04/01/2016	BNY	ZAR	1,217	82	3
ZAR/USD	04/04/2016	BOA	ZAR	965	65	3
ZAR/USD	04/05/2016	CSI	ZAR	677	46	1
ZAR/USD	04/06/2016	BOA	ZAR	1,268	86	1
					$(10,529)	$(131)

JNL/Capital Guardian Global Diversified Research Fund
JPY/USD	04/01/2016	BOA	JPY	18,807	$167	$2

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Capital Guardian Global Diversified Research Fund (continued)
JPY/USD	04/04/2016	BOA	JPY	25,518	$227	$(1)
					$394	$1

JNL/Causeway International Value Select Fund
USD/CAD	04/01/2016	BNY	CAD	(454)	$(349)	$(2)
USD/CAD	04/04/2016	BNY	CAD	(270)	(208)	—
USD/JPY	04/01/2016	BNY	JPY	(144,982)	(1,288)	(4)
USD/JPY	04/04/2016	BNY	JPY	(1,683)	(15)	—
					$(1,860)	$(6)

JNL/Franklin Templeton Global Multisector Bond Fund
CLP/USD	04/11/2016	MSC	CLP	465,757	$695	$16
CLP/USD	04/11/2016	DUB	CLP	571,473	852	12
CLP/USD	04/18/2016	DUB	CLP	1,888,285	2,815	58
CLP/USD	04/21/2016	DUB	CLP	1,864,952	2,780	254
CLP/USD	05/12/2016	MSC	CLP	933,438	1,389	90
CLP/USD	05/16/2016	DUB	CLP	571,473	850	56
CLP/USD	05/18/2016	DUB	CLP	6,542,795	9,728	584
CLP/USD	06/02/2016	CIT	CLP	948,431	1,408	54
CLP/USD	06/10/2016	MSC	CLP	465,757	691	16
CLP/USD	06/10/2016	JPM	CLP	3,735,884	5,543	98
CLP/USD	06/13/2016	DUB	CLP	571,473	848	19
CLP/USD	06/14/2016	DUB	CLP	571,473	847	12
COP/USD	04/04/2016	BVA	COP	5,554,245	1,852	9
EUR/USD	04/29/2016	DUB	EUR	44,600	50,788	234
GHS/USD	04/08/2016	BCL	GHS	2,924	762	142
GHS/USD	06/10/2016	BCL	GHS	420	105	24
IDR/USD	03/15/2017	JPM	IDR	153,450,000	10,855	(153)
INR/EUR	04/11/2016	JPM	EUR	(46,667)	(53,114)	(1,840)
INR/USD	04/29/2016	JPM	INR	527,153	7,923	272
JPY/USD	04/20/2016	JPM	JPY	703,680	6,255	—
JPY/USD	04/21/2016	JPM	JPY	601,320	5,346	—
JPY/USD	05/16/2016	DUB	JPY	769,159	6,843	(2)
JPY/USD	06/03/2016	DUB	JPY	1,693,272	15,071	(2)
KRW/EUR	04/14/2016	JPM	EUR	(30,935)	(35,211)	322
KRW/EUR	07/15/2016	JPM	EUR	(27,023)	(30,851)	147
MXN/USD	04/13/2016	CIT	MXN	7,438	430	(50)
MXN/USD	05/20/2016	HSB	MXN	567,024	32,678	(3,989)
MXN/USD	06/06/2016	CIT	MXN	30,581	1,760	(163)
MXN/USD	06/08/2016	CIT	MXN	30,546	1,757	(155)
MXN/USD	06/13/2016	CIT	MXN	31,233	1,796	(173)
MXN/USD	06/22/2016	CIT	MXN	475,341	27,315	(3,045)
MXN/USD	07/08/2016	CIT	MXN	77,765	4,463	(338)
MXN/USD	07/11/2016	CIT	MXN	16,864	967	(68)
MXN/USD	08/05/2016	CIT	MXN	121,986	6,983	(377)
MYR/EUR	04/15/2016	HSB	EUR	(21,228)	(24,163)	1,774
MYR/EUR	07/08/2016	JPM	EUR	(21,745)	(24,819)	1,450
MYR/EUR	07/19/2016	JPM	EUR	(49,563)	(56,592)	4,295
MYR/EUR	10/17/2016	DUB	EUR	(6,973)	(7,988)	548
PHP/USD	06/27/2016	JPM	PHP	86,220	1,864	(17)
PHP/USD	06/29/2016	JPM	PHP	61,070	1,320	(14)
PHP/USD	06/29/2016	DUB	PHP	286,261	6,188	(50)
PHP/USD	06/30/2016	DUB	PHP	31,167	674	(6)
PHP/USD	07/01/2016	JPM	PHP	30,714	664	(7)
PHP/USD	09/28/2016	JPM	PHP	42,510	915	4
PHP/USD	09/30/2016	DUB	PHP	91,840	1,976	(2)
PHP/USD	01/31/2017	DUB	PHP	91,840	1,963	107
USD/AUD	05/18/2016	JPM	AUD	(33,873)	(25,911)	(1,929)
USD/AUD	05/19/2016	JPM	AUD	(24,807)	(18,975)	(1,511)
USD/AUD	05/19/2016	CIT	AUD	(7,784)	(5,954)	(470)
USD/AUD	06/14/2016	CIT	AUD	(15,437)	(11,794)	(746)
USD/AUD	06/14/2016	JPM	AUD	(22,902)	(17,497)	(926)
USD/AUD	06/17/2016	CIT	AUD	(322)	(246)	(15)
USD/AUD	06/20/2016	CIT	AUD	(649)	(496)	(2)
USD/AUD	06/20/2016	JPM	AUD	(1,630)	(1,245)	(8)
USD/AUD	06/22/2016	JPM	AUD	(66,486)	(50,777)	(360)
USD/AUD	09/14/2016	CIT	AUD	(15,335)	(11,669)	(622)
USD/AUD	12/12/2016	JPM	AUD	(15,523)	(11,770)	(723)
USD/AUD	12/14/2016	JPM	AUD	(7,716)	(5,850)	(326)
USD/EUR	04/01/2016	BCL	EUR	(820)	(933)	(38)
USD/EUR	04/08/2016	CIT	EUR	(2,250)	(2,561)	(64)
USD/EUR	04/13/2016	JPM	EUR	(18,825)	(21,427)	9
USD/EUR	04/13/2016	DUB	EUR	(818)	(931)	(45)
USD/EUR	04/18/2016	HSB	EUR	(874)	(995)	(64)
USD/EUR	04/22/2016	DUB	EUR	(12,922)	(14,712)	(723)
USD/EUR	04/22/2016	BCL	EUR	(807)	(918)	(45)
USD/EUR	04/29/2016	DUB	EUR	(57,846)	(65,873)	(1,303)
USD/EUR	04/29/2016	BOA	EUR	(17,822)	(20,295)	(327)
USD/EUR	04/29/2016	CIT	EUR	(643)	(732)	(14)
USD/EUR	04/29/2016	BCL	EUR	(2,434)	(2,772)	(111)
USD/EUR	04/29/2016	SCB	EUR	(786)	(895)	(29)
USD/EUR	05/05/2016	BCL	EUR	(393)	(448)	(6)
USD/EUR	05/09/2016	DUB	EUR	(201)	(229)	(3)
USD/EUR	05/19/2016	DUB	EUR	(7,358)	(8,384)	(514)
USD/EUR	05/24/2016	GSC	EUR	(5,730)	(6,530)	(372)
USD/EUR	06/06/2016	BCL	EUR	(1,689)	(1,926)	(47)
USD/EUR	06/06/2016	DUB	EUR	(5,087)	(5,800)	(98)
USD/EUR	06/09/2016	BCL	EUR	(534)	(609)	(21)
USD/EUR	06/15/2016	BOA	EUR	(4,198)	(4,788)	(161)
USD/EUR	06/15/2016	CIT	EUR	(3,384)	(3,860)	(128)
USD/EUR	06/16/2016	BCL	EUR	(448)	(511)	(11)
USD/EUR	06/16/2016	CIT	EUR	(317)	(361)	(8)
USD/EUR	06/16/2016	JPM	EUR	(11,173)	(12,744)	(279)
USD/EUR	06/17/2016	DUB	EUR	(45,855)	(52,301)	(1,947)
USD/EUR	06/20/2016	DUB	EUR	(4,750)	(5,418)	(41)
USD/EUR	06/22/2016	BCL	EUR	(862)	(983)	7
USD/EUR	06/23/2016	BCL	EUR	(281)	(321)	(3)
USD/EUR	06/24/2016	GSC	EUR	(27,572)	(31,455)	(462)
USD/EUR	06/30/2016	BOA	EUR	(5,005)	(5,712)	(88)
USD/EUR	06/30/2016	DUB	EUR	(164)	(188)	(3)
USD/EUR	06/30/2016	CIT	EUR	(8,981)	(10,248)	(168)
USD/EUR	07/01/2016	DUB	EUR	(1,985)	(2,265)	(37)
USD/EUR	07/13/2016	JPM	EUR	(18,825)	(21,490)	(7)
USD/EUR	07/15/2016	JPM	EUR	(17,144)	(19,573)	(853)
USD/EUR	07/19/2016	BCL	EUR	(17,144)	(19,575)	(796)
USD/EUR	07/25/2016	JPM	EUR	(17,230)	(19,678)	(919)
USD/EUR	07/25/2016	DUB	EUR	(96)	(109)	(4)
USD/EUR	07/27/2016	DUB	EUR	(2,660)	(3,039)	(138)
USD/EUR	07/29/2016	JPM	EUR	(786)	(898)	(21)
USD/EUR	08/05/2016	HSB	EUR	(786)	(898)	(30)
USD/EUR	08/05/2016	CIT	EUR	(786)	(898)	(29)
USD/EUR	08/11/2016	DUB	EUR	(664)	(758)	(26)
USD/EUR	08/18/2016	DUB	EUR	(775)	(886)	(5)
USD/EUR	08/24/2016	DUB	EUR	(307)	(350)	(10)
USD/EUR	08/25/2016	DUB	EUR	(3,249)	(3,714)	(111)
USD/EUR	08/31/2016	BCL	EUR	(14,476)	(16,554)	(522)
USD/EUR	08/31/2016	HSB	EUR	(123)	(141)	(2)
USD/EUR	08/31/2016	DUB	EUR	(5,780)	(6,610)	(73)
USD/EUR	09/02/2016	DUB	EUR	(12,268)	(14,030)	(614)
USD/EUR	09/06/2016	DUB	EUR	(1,980)	(2,265)	(22)
USD/EUR	09/28/2016	BCL	EUR	(6,705)	(7,675)	(69)
USD/EUR	09/29/2016	JPM	EUR	(14,142)	(16,189)	(217)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/EUR	10/11/2016	DUB	EUR	(522)	$(598)	$(6)
USD/EUR	10/13/2016	JPM	EUR	(19,003)	(21,765)	(23)
USD/EUR	10/17/2016	DUB	EUR	(6,400)	(7,332)	14
USD/EUR	10/17/2016	BCL	EUR	(21,040)	(24,102)	111
USD/EUR	10/27/2016	BCL	EUR	(14,200)	(16,273)	(465)
USD/EUR	11/07/2016	DUB	EUR	(9,071)	(10,401)	(428)
USD/EUR	11/09/2016	DUB	EUR	(27,752)	(31,821)	(1,307)
USD/EUR	11/14/2016	DUB	EUR	(305)	(350)	(18)
USD/EUR	11/17/2016	DUB	EUR	(5,448)	(6,249)	(328)
USD/EUR	01/19/2017	CIT	EUR	(402)	(462)	(17)
USD/EUR	01/19/2017	JPM	EUR	(17,069)	(19,628)	(724)
USD/EUR	01/23/2017	DUB	EUR	(4,005)	(4,607)	(185)
USD/EUR	01/27/2017	GSC	EUR	(2,562)	(2,947)	(136)
USD/EUR	02/08/2017	BCL	EUR	(393)	(452)	(7)
USD/EUR	02/16/2017	DUB	EUR	(23,265)	(26,783)	(239)
USD/EUR	02/23/2017	DUB	EUR	(9,220)	(10,617)	(248)
USD/EUR	02/28/2017	DUB	EUR	(1,977)	(2,277)	(70)
USD/EUR	03/01/2017	DUB	EUR	(65)	(75)	(2)
USD/JPY	04/07/2016	JPM	JPY	(815,900)	(7,250)	(439)
USD/JPY	04/18/2016	BCL	JPY	(455,770)	(4,051)	(202)
USD/JPY	04/20/2016	JPM	JPY	(703,680)	(6,256)	(333)
USD/JPY	04/21/2016	JPM	JPY	(601,320)	(5,345)	(246)
USD/JPY	05/16/2016	DUB	JPY	(769,159)	(6,843)	(558)
USD/JPY	05/18/2016	BOA	JPY	(65,995)	(587)	(48)
USD/JPY	05/18/2016	CIT	JPY	(65,897)	(586)	(29)
USD/JPY	05/19/2016	BOA	JPY	(65,796)	(585)	(32)
USD/JPY	05/19/2016	BCL	JPY	(65,975)	(587)	(32)
USD/JPY	05/19/2016	HSB	JPY	(66,028)	(587)	(30)
USD/JPY	06/03/2016	DUB	JPY	(1,693,272)	(15,071)	(1,337)
USD/JPY	06/03/2016	JPM	JPY	(725,016)	(6,453)	(559)
USD/JPY	06/08/2016	CIT	JPY	(379,500)	(3,378)	(298)
USD/JPY	06/09/2016	HSB	JPY	(568,300)	(5,059)	(430)
USD/JPY	06/10/2016	BCL	JPY	(607,460)	(5,408)	(516)
USD/JPY	06/10/2016	HSB	JPY	(646,940)	(5,760)	(541)
USD/JPY	06/10/2016	CIT	JPY	(819,710)	(7,298)	(691)
USD/JPY	06/13/2016	DUB	JPY	(214,200)	(1,907)	(168)
USD/JPY	06/13/2016	JPM	JPY	(599,390)	(5,337)	(474)
USD/JPY	06/16/2016	HSB	JPY	(810,570)	(7,218)	(458)
USD/JPY	06/16/2016	JPM	JPY	(252,800)	(2,251)	(191)
USD/JPY	06/17/2016	DUB	JPY	(809,330)	(7,207)	(517)
USD/JPY	06/20/2016	CIT	JPY	(601,130)	(5,354)	(393)
USD/JPY	06/22/2016	DUB	JPY	(810,730)	(7,221)	(587)
USD/JPY	07/07/2016	JPM	JPY	(815,900)	(7,271)	(444)
USD/JPY	07/15/2016	JPM	JPY	(565,220)	(5,039)	(234)
USD/JPY	07/15/2016	BCL	JPY	(869,480)	(7,751)	(354)
USD/JPY	07/25/2016	JPM	JPY	(718,000)	(6,403)	(566)
USD/JPY	07/25/2016	CIT	JPY	(465,783)	(4,154)	(367)
USD/JPY	08/08/2016	CIT	JPY	(725,210)	(6,470)	(573)
USD/JPY	08/16/2016	JPM	JPY	(391,010)	(3,490)	20
USD/JPY	08/16/2016	JPM	JPY	(391,200)	(3,491)	(5)
USD/JPY	08/31/2016	BCL	JPY	(2,019,878)	(18,036)	(16)
USD/JPY	08/31/2016	JPM	JPY	(861,218)	(7,690)	(483)
USD/JPY	09/09/2016	BCL	JPY	(474,193)	(4,236)	(35)
USD/JPY	09/20/2016	BCL	JPY	(1,292,043)	(11,545)	(751)
USD/JPY	09/23/2016	CIT	JPY	(816,260)	(7,295)	66
USD/JPY	09/26/2016	HSB	JPY	(3,680,691)	(32,897)	248
USD/JPY	09/26/2016	DUB	JPY	(405,843)	(3,627)	30
USD/JPY	09/26/2016	BCL	JPY	(414,600)	(3,706)	(7)
USD/JPY	09/26/2016	JPM	JPY	(2,239,778)	(20,018)	(1,078)
USD/JPY	10/07/2016	JPM	JPY	(815,900)	(7,296)	(448)
USD/JPY	10/11/2016	HSB	JPY	(1,623,100)	(14,516)	(857)
USD/JPY	10/13/2016	DUB	JPY	(810,500)	(7,249)	(425)
USD/JPY	10/13/2016	BCL	JPY	(821,800)	(7,350)	(433)
USD/JPY	10/19/2016	JPM	JPY	(372,560)	(3,333)	(161)
USD/JPY	10/24/2016	BCL	JPY	(312,130)	(2,793)	(165)
USD/JPY	11/14/2016	CIT	JPY	(1,455,357)	(13,036)	(1,076)
USD/JPY	11/14/2016	GSC	JPY	(6,664,272)	(59,692)	(4,920)
USD/JPY	11/14/2016	BCL	JPY	(1,983,808)	(17,769)	(1,459)
USD/JPY	11/14/2016	JPM	JPY	(611,520)	(5,477)	(460)
USD/JPY	01/10/2017	JPM	JPY	(815,900)	(7,327)	(388)
USD/JPY	01/10/2017	GSC	JPY	(234,818)	(2,109)	(104)
USD/JPY	01/19/2017	JPM	JPY	(372,560)	(3,347)	(129)
USD/JPY	01/23/2017	DUB	JPY	(410,300)	(3,687)	(132)
USD/JPY	01/27/2017	JPM	JPY	(249,900)	(2,246)	(112)
USD/JPY	02/08/2017	JPM	JPY	(926,500)	(8,331)	(325)
USD/JPY	02/08/2017	SCB	JPY	(926,730)	(8,333)	(308)
USD/JPY	02/09/2017	BCL	JPY	(926,850)	(8,334)	(297)
USD/JPY	02/09/2017	JPM	JPY	(928,860)	(8,352)	(317)
USD/JPY	02/16/2017	HSB	JPY	(589,460)	(5,302)	(70)
USD/JPY	02/16/2017	JPM	JPY	(589,145)	(5,299)	(97)
USD/JPY	02/16/2017	CIT	JPY	(389,960)	(3,508)	(56)
USD/JPY	02/16/2017	CIT	JPY	(780,830)	(7,023)	63
USD/JPY	02/16/2017	GSC	JPY	(391,640)	(3,523)	(1)
USD/JPY	02/27/2017	BCL	JPY	(195,560)	(1,760)	9
USD/JPY	03/01/2017	DUB	JPY	(130,803)	(1,177)	(2)
USD/JPY	03/27/2017	GSC	JPY	(3,676,462)	(33,126)	(62)
USD/KRW	04/18/2016	HSB	KRW	(38,587,000)	(33,729)	(1,882)
USD/KRW	04/25/2016	HSB	KRW	(25,486,000)	(22,274)	(1,636)
USD/KRW	04/26/2016	HSB	KRW	(7,101,000)	(6,206)	(465)
USD/KRW	05/02/2016	HSB	KRW	(8,562,000)	(7,481)	(570)
USD/KRW	05/12/2016	CIT	KRW	(11,730,000)	(10,247)	(483)
USD/KRW	05/16/2016	CIT	KRW	(9,859,000)	(8,611)	(446)
USD/KRW	05/17/2016	HSB	KRW	(30,916,000)	(27,002)	(1,524)
USD/KRW	05/18/2016	HSB	KRW	(17,052,000)	(14,893)	(880)
USD/KRW	05/19/2016	CIT	KRW	(8,462,000)	(7,390)	(511)
USD/KRW	05/23/2016	DUB	KRW	(10,500,000)	(9,169)	(671)
USD/KRW	05/24/2016	HSB	KRW	(19,171,000)	(16,741)	(1,224)
USD/KRW	05/31/2016	HSB	KRW	(6,011,000)	(5,248)	(392)
USD/KRW	06/02/2016	HSB	KRW	(17,117,000)	(14,943)	(1,121)
USD/KRW	06/07/2016	GSC	KRW	(23,982,000)	(20,934)	(1,548)
USD/KRW	06/16/2016	CIT	KRW	(8,775,000)	(7,658)	(445)
USD/KRW	06/20/2016	DUB	KRW	(10,504,000)	(9,166)	(373)
USD/KRW	09/19/2016	CIT	KRW	(11,697,000)	(10,192)	(538)
USD/KRW	09/19/2016	HSB	KRW	(22,451,000)	(19,562)	(1,172)
USD/KRW	09/26/2016	HSB	KRW	(19,088,000)	(16,630)	(222)
USD/KRW	09/28/2016	HSB	KRW	(19,179,000)	(16,709)	(343)
USD/MXN	04/13/2016	CIT	MXN	(7,438)	(430)	16
USD/MXN	05/20/2016	HSB	MXN	(567,024)	(32,678)	1,284
					$(1,637,063)	$(64,718)

JNL/Franklin Templeton Mutual Shares Fund
EUR/USD	05/04/2016	BOA	EUR	519	$590	$15
EUR/USD	05/04/2016	CSI	EUR	972	1,106	37
EUR/USD	05/04/2016	DUB	EUR	494	562	14
EUR/USD	05/04/2016	HSB	EUR	377	429	10
EUR/USD	05/04/2016	SSB	EUR	450	512	13
EUR/USD	05/18/2016	SSB	EUR	242	275	2
EUR/USD	05/18/2016	HSB	EUR	285	324	3
EUR/USD	05/18/2016	CSI	EUR	361	412	3
EUR/USD	05/18/2016	BOA	EUR	300	342	3
KRW/USD	05/12/2016	HSB	KRW	506,473	443	20

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/EUR	05/04/2016	SSB	EUR	(3,756)	$(4,278)	$(238)
USD/EUR	05/04/2016	CSI	EUR	(1,214)	(1,381)	(22)
USD/EUR	05/18/2016	BOA	EUR	(1,939)	(2,210)	(126)
USD/EUR	05/18/2016	CSI	EUR	(1,837)	(2,094)	(118)
USD/EUR	05/18/2016	HSB	EUR	(334)	(378)	(19)
USD/EUR	05/18/2016	DUB	EUR	(262)	(298)	(18)
USD/EUR	05/18/2016	SSB	EUR	(153)	(174)	(11)
USD/EUR	07/21/2016	BOA	EUR	(29,243)	(33,392)	(1,331)
USD/EUR	07/21/2016	CSI	EUR	(42)	(48)	(2)
USD/EUR	07/21/2016	SSB	EUR	(962)	(1,099)	(33)
USD/EUR	07/21/2016	DUB	EUR	(62)	(71)	(3)
USD/EUR	07/21/2016	HSB	EUR	(1,137)	(1,299)	(32)
USD/GBP	05/23/2016	CSI	GBP	(1,104)	(1,584)	8
USD/GBP	05/23/2016	HSB	GBP	(45,110)	(64,796)	(244)
USD/GBP	05/23/2016	CSI	GBP	(785)	(1,128)	(26)
USD/GBP	05/23/2016	BOA	GBP	(1,430)	(2,055)	(27)
USD/GBP	05/23/2016	HSB	GBP	(224)	(322)	3
USD/KRW	05/12/2016	CSI	KRW	(451,898)	(395)	1
USD/KRW	05/12/2016	HSB	KRW	(2,935,429)	(2,564)	4
USD/KRW	05/12/2016	BOA	KRW	(1,181,169)	(1,031)	(34)
USD/KRW	05/12/2016	BOA	KRW	(1,015,119)	(887)	1
USD/KRW	05/12/2016	CSI	KRW	(917,310)	(801)	(10)
USD/KRW	05/12/2016	HSB	KRW	(1,666,862)	(1,456)	(76)
USD/KRW	08/12/2016	BOA	KRW	(1,419,339)	(1,238)	(59)
USD/KRW	08/12/2016	CSI	KRW	(1,124,758)	(981)	(45)
USD/KRW	08/12/2016	HSB	KRW	(4,002,897)	(3,490)	(183)
USD/KRW	08/12/2016	HSB	KRW	(74,196)	(65)	—
					$(124,520)	$(2,520)

JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	04/26/2016	RBC	AUD	1,473	$1,128	$26
AUD/USD	04/26/2016	BCL	AUD	2,066	1,582	39
AUD/USD	04/26/2016	UBS	AUD	1,030	789	18
AUD/USD	04/26/2016	SCB	AUD	1,032	790	12
AUD/USD	04/26/2016	WBC	AUD	876	670	10
AUD/USD	04/26/2016	BOA	AUD	2,024	1,550	—
AUD/USD	04/28/2016	RBC	AUD	1,465	1,122	8
BRL/USD	04/04/2016	UBS	BRL	8,944	2,488	165
BRL/USD	04/04/2016	RBC	BRL	3,129	870	91
BRL/USD	04/04/2016	MSC	BRL	9,906	2,756	125
BRL/USD	04/04/2016	JPM	BRL	13,964	3,884	87
BRL/USD	04/04/2016	BOA	BRL	4,532	1,260	25
BRL/USD	04/04/2016	CIT	BRL	1,419	395	8
CAD/USD	04/06/2016	BOA	CAD	4,004	3,083	205
CAD/USD	04/26/2016	RBC	CAD	2,006	1,545	(1)
CAD/USD	04/26/2016	BCL	CAD	1,017	783	5
CHF/EUR	04/26/2016	UBS	EUR	(1,384)	(1,576)	5
CHF/EUR	06/15/2016	UBS	EUR	(702)	(801)	(2)
CNH/USD	07/11/2016	JPM	CNH	15,009	2,311	115
CNH/USD	07/12/2016	JPM	CNH	10,117	1,558	75
CNH/USD	09/01/2016	HSB	CNH	10,170	1,562	55
CNH/USD	09/01/2016	SCB	CNH	10,293	1,580	72
CNH/USD	09/01/2016	JPM	CNH	5,133	788	33
CNH/USD	09/01/2016	CIT	CNH	24,903	3,825	171
CNH/USD	09/01/2016	DUB	CNH	5,139	789	34
CNH/USD	09/01/2016	MSC	CNH	2,893	444	20
CNH/USD	09/01/2016	BCL	CNH	5,164	793	40
CNH/USD	09/01/2016	WBC	CNH	5,175	795	42
CNH/USD	09/01/2016	BNP	CNH	14,384	2,209	97
CNY/USD	04/14/2016	HSB	CNY	4,832	747	29
CNY/USD	05/19/2016	BCL	CNY	1,354	209	4
CNY/USD	07/11/2016	JPM	CNY	15,009	2,312	116
CNY/USD	07/12/2016	JPM	CNY	10,117	1,558	76
CNY/USD	07/14/2016	HSB	CNY	9,766	1,504	69
CNY/USD	07/15/2016	HSB	CNY	8,317	1,281	50
CNY/USD	07/21/2016	SCB	CNY	10,247	1,578	74
CNY/USD	07/21/2016	HSB	CNY	5,022	773	33
CNY/USD	07/22/2016	SCB	CNY	10,127	1,559	63
CNY/USD	07/26/2016	DUB	CNY	6,388	983	38
CNY/USD	08/02/2016	HSB	CNY	7,613	1,172	46
CNY/USD	08/02/2016	DUB	CNY	5,466	841	33
CNY/USD	08/03/2016	DUB	CNY	2,693	415	17
CNY/USD	08/05/2016	BCL	CNY	5,291	814	33
CNY/USD	08/16/2016	BCL	CNY	6,478	997	35
CNY/USD	08/18/2016	HSB	CNY	5,236	806	19
COP/USD	04/04/2016	CSI	COP	1,015,778	339	27
COP/USD	04/04/2016	RBS	COP	1,024,721	342	30
COP/USD	04/04/2016	CIT	COP	1,121,662	374	24
COP/USD	04/11/2016	RBS	COP	2,414,185	804	41
COP/USD	04/15/2016	RBS	COP	987,404	329	20
COP/USD	05/02/2016	CSI	COP	2,347,374	782	7
COP/USD	05/13/2016	CSI	COP	3,162,161	1,051	14
EUR/CHF	04/26/2016	CSI	CHF	(772)	(804)	(1)
EUR/CHF	04/26/2016	CIT	CHF	(744)	(775)	—
EUR/CHF	06/15/2016	CSI	CHF	(775)	(808)	9
EUR/GBP	04/26/2016	RBS	GBP	(541)	(777)	16
EUR/GBP	04/26/2016	UBS	GBP	(539)	(774)	18
EUR/GBP	04/26/2016	CIT	GBP	(544)	(781)	13
EUR/GBP	04/26/2016	BCL	GBP	(1,072)	(1,539)	18
EUR/GBP	04/26/2016	BNP	GBP	(544)	(781)	7
EUR/NOK	04/26/2016	RBS	NOK	(6,466)	(781)	2
EUR/PLN	04/26/2016	BNP	PLN	(2,982)	(799)	(7)
EUR/PLN	04/26/2016	BOA	PLN	(2,951)	(791)	(3)
EUR/PLN	04/26/2016	RBS	PLN	(2,968)	(795)	(3)
EUR/PLN	04/26/2016	UBS	PLN	(2,969)	(795)	(5)
EUR/SEK	04/26/2016	DUB	SEK	(6,555)	(808)	(6)
EUR/SEK	04/26/2016	CIT	SEK	(11,105)	(1,369)	(9)
EUR/SEK	04/26/2016	SSB	SEK	(6,425)	(792)	—
EUR/SEK	04/26/2016	SSB	SEK	(6,458)	(796)	(1)
EUR/SEK	04/26/2016	BCL	SEK	(11,185)	(1,379)	3
EUR/USD	04/26/2016	SCB	EUR	5,136	5,848	107
EUR/USD	04/26/2016	HSB	EUR	2,085	2,374	43
EUR/USD	04/26/2016	SSB	EUR	1,364	1,553	24
EUR/USD	04/26/2016	UBS	EUR	1,383	1,575	26
EUR/USD	04/26/2016	CSI	EUR	684	779	5
EUR/USD	04/26/2016	MSC	EUR	688	783	8
EUR/USD	05/19/2016	JPM	EUR	5,868	6,687	102
GBP/EUR	04/26/2016	RBC	EUR	(2,082)	(2,370)	(8)
GBP/EUR	04/26/2016	CSI	EUR	(696)	(792)	(3)
GBP/USD	04/07/2016	CIT	GBP	5,849	8,400	23
GBP/USD	04/07/2016	BOA	GBP	499	716	1
GBP/USD	04/07/2016	CSI	GBP	440	632	10
GBP/USD	04/26/2016	BNP	GBP	942	1,353	16
GBP/USD	04/26/2016	CIT	GBP	261	374	5
GBP/USD	04/26/2016	SSB	GBP	284	407	7
HUF/EUR	04/26/2016	BOA	EUR	(718)	(817)	(9)
HUF/EUR	04/26/2016	BNP	EUR	(38)	(43)	—
HUF/EUR	04/26/2016	BNP	EUR	(686)	(781)	1
HUF/USD	04/26/2016	DUB	HUF	545,883	1,978	46
IDR/USD	04/04/2016	JPM	IDR	10,397,794	784	8
IDR/USD	04/07/2016	DUB	IDR	10,300,761	776	1
IDR/USD	04/11/2016	DUB	IDR	17,759,091	1,338	(16)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
IDR/USD	04/14/2016	CIT	IDR	10,123,167	$762	$(10)
IDR/USD	04/18/2016	DUB	IDR	10,257,594	772	(1)
IDR/USD	04/18/2016	WBC	IDR	10,397,794	782	(1)
IDR/USD	04/21/2016	DUB	IDR	10,143,130	763	(12)
IDR/USD	04/25/2016	JPM	IDR	7,135,027	536	(7)
IDR/USD	05/02/2016	CIT	IDR	10,313,636	774	(1)
INR/USD	04/04/2016	JPM	INR	53,170	803	7
INR/USD	04/04/2016	BNP	INR	104,866	1,584	8
INR/USD	04/04/2016	BOA	INR	52,514	793	2
INR/USD	04/07/2016	BNP	INR	53,551	808	33
INR/USD	04/07/2016	BCL	INR	53,595	809	33
INR/USD	04/07/2016	SCB	INR	105,634	1,594	66
INR/USD	04/07/2016	CIT	INR	45,902	693	1
INR/USD	04/18/2016	SCB	INR	51,982	783	11
INR/USD	04/18/2016	BCL	INR	52,112	785	13
JPY/USD	04/26/2016	BOA	JPY	1,463,688	13,015	96
JPY/USD	04/26/2016	CSI	JPY	34,634	308	(1)
KRW/USD	04/08/2016	HSB	KRW	4,044,265	3,536	193
MXN/USD	04/26/2016	DUB	MXN	199,599	11,529	359
MXN/USD	04/26/2016	MSC	MXN	13,860	801	29
MXN/USD	04/26/2016	JPM	MXN	54,464	3,146	43
MXN/USD	04/26/2016	SSB	MXN	13,732	793	21
MXN/USD	04/26/2016	BNP	MXN	449	26	1
MYR/USD	04/01/2016	CIT	MYR	3,255	834	55
MYR/USD	04/01/2016	BNP	MYR	3,201	821	46
MYR/USD	04/08/2016	MSC	MYR	2,945	755	41
MYR/USD	04/11/2016	SCB	MYR	6,292	1,612	73
MYR/USD	04/20/2016	JPM	MYR	3,157	808	36
MYR/USD	04/21/2016	JPM	MYR	3,157	808	35
MYR/USD	04/25/2016	BNP	MYR	3,186	815	18
NOK/EUR	04/26/2016	RBS	EUR	(1,384)	(1,576)	10
NOK/EUR	04/26/2016	HSB	EUR	(682)	(777)	7
NOK/EUR	06/15/2016	UBS	EUR	(1,432)	(1,633)	5
NOK/USD	04/26/2016	BNP	NOK	8,485	1,025	30
NZD/USD	04/26/2016	CIT	NZD	1,284	887	26
NZD/USD	04/26/2016	BOA	NZD	4,621	3,190	109
NZD/USD	04/26/2016	BNP	NZD	506	349	12
NZD/USD	04/26/2016	MSC	NZD	1,152	795	25
NZD/USD	04/26/2016	BCL	NZD	1,165	804	32
NZD/USD	04/26/2016	WBC	NZD	2,958	2,042	33
NZD/USD	04/26/2016	SCB	NZD	653	451	20
NZD/USD	04/28/2016	CIT	NZD	1,592	1,099	24
PLN/EUR	04/26/2016	UBS	EUR	(705)	(803)	12
PLN/EUR	04/26/2016	BOA	EUR	(1,407)	(1,602)	22
PLN/USD	04/26/2016	JPM	PLN	25,907	6,941	391
RUB/USD	04/04/2016	BOA	RUB	120,802	1,798	178
RUB/USD	04/04/2016	CIT	RUB	57,654	858	83
RUB/USD	04/04/2016	JPM	RUB	24,984	372	33
RUB/USD	04/08/2016	CIT	RUB	110,983	1,650	184
RUB/USD	04/11/2016	MSC	RUB	44,825	666	49
RUB/USD	04/11/2016	BNP	RUB	95,635	1,421	29
RUB/USD	04/14/2016	CSI	RUB	43,453	645	27
RUB/USD	04/18/2016	CSI	RUB	157,516	2,334	126
RUB/USD	04/20/2016	CIT	RUB	141,542	2,097	186
RUB/USD	04/21/2016	MSC	RUB	53,046	786	11
RUB/USD	04/22/2016	CIT	RUB	103,056	1,526	49
RUB/USD	04/25/2016	CSI	RUB	21,692	321	11
RUB/USD	04/26/2016	CIT	RUB	145,696	2,154	13
RUB/USD	04/29/2016	MSC	RUB	52,870	781	6
SEK/EUR	04/26/2016	UBS	EUR	(700)	(797)	11
SEK/EUR	04/26/2016	HSB	EUR	(4,697)	(5,348)	62
SEK/EUR	04/26/2016	BOA	EUR	(8,741)	(9,953)	96
SEK/EUR	04/26/2016	SSB	EUR	(12,120)	(13,801)	82
SEK/EUR	04/26/2016	CIT	EUR	(61)	(70)	—
TRY/USD	04/26/2016	HSB	TRY	4,515	1,592	48
TRY/USD	04/26/2016	RBS	TRY	6,710	2,366	46
TWD/USD	04/18/2016	HSB	TWD	25,195	783	11
TWD/USD	04/21/2016	BNP	TWD	100,199	3,114	20
TWD/USD	04/26/2016	HSB	TWD	49,959	1,553	3
USD/AED	08/11/2016	CIT	AED	(21,542)	(5,859)	(14)
USD/AED	12/07/2016	BNP	AED	(12,561)	(3,413)	(12)
USD/AED	12/07/2016	HSB	AED	(7,914)	(2,150)	(8)
USD/AUD	04/26/2016	CIT	AUD	(4,042)	(3,096)	(95)
USD/AUD	04/26/2016	SSB	AUD	(11,362)	(8,701)	(270)
USD/AUD	04/26/2016	HSB	AUD	(494)	(378)	(10)
USD/AUD	04/26/2016	WBC	AUD	(1,689)	(1,294)	(10)
USD/AUD	04/28/2016	WBC	AUD	(945)	(724)	(16)
USD/BRL	04/04/2016	JPM	BRL	(11,048)	(3,073)	(433)
USD/BRL	04/04/2016	MSC	BRL	(14,268)	(3,968)	(191)
USD/BRL	04/04/2016	UBS	BRL	(3,012)	(838)	(63)
USD/BRL	04/04/2016	HSB	BRL	(2,820)	(784)	(9)
USD/BRL	04/04/2016	RBC	BRL	(2,796)	(778)	—
USD/BRL	04/04/2016	CIT	BRL	(1,403)	(390)	(4)
USD/BRL	04/04/2016	RBC	BRL	(5,600)	(1,557)	(8)
USD/BRL	06/02/2016	JPM	BRL	(11,048)	(3,022)	(46)
USD/CAD	04/06/2016	BOA	CAD	(3,969)	(3,056)	(204)
USD/CAD	04/06/2016	JPM	CAD	(325)	(251)	(6)
USD/CAD	04/26/2016	CIT	CAD	(3,872)	(2,981)	(80)
USD/CAD	04/26/2016	RBC	CAD	(2,050)	(1,578)	(40)
USD/CAD	04/26/2016	CSI	CAD	(652)	(502)	(11)
USD/CAD	04/26/2016	SSB	CAD	(1,009)	(777)	(19)
USD/CAD	04/26/2016	BCL	CAD	(1,027)	(791)	(16)
USD/CNH	04/14/2016	HSB	CNH	(4,836)	(748)	(30)
USD/CNH	04/26/2016	JPM	CNH	(47,274)	(7,307)	(76)
USD/CNH	05/19/2016	BCL	CNH	(1,354)	(209)	(4)
USD/CNH	06/15/2016	BOA	CNH	(5,156)	(795)	(16)
USD/CNH	07/11/2016	JPM	CNH	(30,024)	(4,623)	(231)
USD/CNH	07/12/2016	JPM	CNH	(20,239)	(3,116)	(151)
USD/CNH	07/14/2016	HSB	CNH	(9,765)	(1,503)	(68)
USD/CNH	07/15/2016	HSB	CNH	(8,315)	(1,280)	(49)
USD/CNH	07/21/2016	SCB	CNH	(10,247)	(1,577)	(73)
USD/CNH	07/21/2016	HSB	CNH	(5,021)	(773)	(32)
USD/CNH	07/22/2016	SCB	CNH	(10,121)	(1,557)	(61)
USD/CNH	07/26/2016	DUB	CNH	(6,385)	(982)	(37)
USD/CNH	08/02/2016	HSB	CNH	(7,609)	(1,170)	(44)
USD/CNH	08/02/2016	DUB	CNH	(5,462)	(840)	(31)
USD/CNH	08/03/2016	DUB	CNH	(2,691)	(414)	(16)
USD/CNH	08/05/2016	BCL	CNH	(5,288)	(813)	(32)
USD/CNH	08/16/2016	BCL	CNH	(6,474)	(995)	(33)
USD/CNH	08/18/2016	HSB	CNH	(5,232)	(804)	(17)
USD/CNH	09/01/2016	SCB	CNH	(19,482)	(2,991)	21
USD/CNH	09/01/2016	HSB	CNH	(30,903)	(4,745)	(149)
USD/CNH	09/01/2016	DUB	CNH	(25,826)	(3,966)	(99)
USD/CNH	09/01/2016	BCL	CNH	(26,952)	(4,138)	(122)
USD/CNH	09/01/2016	WBC	CNH	(15,421)	(2,368)	(52)
USD/CNH	09/01/2016	JPM	CNH	(15,421)	(2,368)	(38)
USD/CNH	09/01/2016	SCB	CNH	(5,196)	(798)	(18)
USD/CNH	09/01/2016	CIT	CNH	(5,128)	(787)	(3)
USD/COP	04/04/2016	CSI	COP	(3,162,161)	(1,054)	(10)
USD/COP	04/28/2016	CIT	COP	(991,451)	(330)	(36)
USD/EUR	04/26/2016	RBC	EUR	(6,479)	(7,377)	(174)
USD/EUR	04/26/2016	BNP	EUR	(693)	(789)	(15)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/EUR	04/26/2016	SSB	EUR	(277)	$(316)	$(8)
USD/EUR	04/26/2016	CIT	EUR	(1,429)	(1,627)	(32)
USD/EUR	04/26/2016	JPM	EUR	(1,377)	(1,568)	(20)
USD/EUR	04/26/2016	BOA	EUR	(682)	(777)	(3)
USD/EUR	04/26/2016	WBC	EUR	(682)	(777)	(3)
USD/EUR	04/26/2016	UBS	EUR	(687)	(782)	(9)
USD/EUR	04/26/2016	BCL	EUR	(683)	(778)	(2)
USD/EUR	05/19/2016	JPM	EUR	(21,870)	(24,920)	(379)
USD/GBP	04/07/2016	CIT	GBP	(7,056)	(10,135)	(44)
USD/HKD	04/26/2016	HSB	HKD	(12,029)	(1,551)	—
USD/IDR	04/04/2016	WBC	IDR	(10,397,794)	(784)	(1)
USD/IDR	04/07/2016	CIT	IDR	(19,316,699)	(1,456)	(33)
USD/IDR	04/11/2016	JPM	IDR	(14,700,364)	(1,107)	(3)
USD/IDR	04/18/2016	WBC	IDR	(10,572,660)	(796)	(14)
USD/IDR	04/18/2016	WBC	IDR	(10,613,030)	(799)	10
USD/IDR	04/25/2016	DUB	IDR	(10,379,699)	(780)	(23)
USD/IDR	04/29/2016	JPM	IDR	(10,327,883)	(776)	(1)
USD/INR	04/04/2016	BNP	INR	(104,866)	(1,584)	(24)
USD/INR	04/04/2016	BOA	INR	(52,514)	(793)	(18)
USD/INR	04/04/2016	JPM	INR	(53,170)	(803)	(2)
USD/INR	04/07/2016	WBC	INR	(129,723)	(1,958)	(71)
USD/INR	04/07/2016	HSB	INR	(128,959)	(1,946)	(78)
USD/INR	04/18/2016	BNP	INR	(52,105)	(785)	(6)
USD/INR	04/18/2016	CIT	INR	(45,902)	(691)	(1)
USD/JPY	04/26/2016	BNP	JPY	(181,851)	(1,617)	(13)
USD/JPY	04/26/2016	MSC	JPY	(174,618)	(1,553)	(6)
USD/JPY	04/26/2016	CIT	JPY	(38,503)	(342)	(3)
USD/JPY	04/26/2016	UBS	JPY	(631,496)	(5,615)	63
USD/JPY	05/06/2016	RBC	JPY	(2,684,473)	(23,875)	(183)
USD/KRW	04/08/2016	JPM	KRW	(1,943,045)	(1,699)	(89)
USD/KRW	04/08/2016	CIT	KRW	(935,390)	(818)	(42)
USD/KRW	04/08/2016	UBS	KRW	(399,932)	(350)	(5)
USD/KRW	04/11/2016	CIT	KRW	(930,132)	(813)	(44)
USD/KRW	04/15/2016	MSC	KRW	(919,452)	(804)	(32)
USD/KRW	04/25/2016	CIT	KRW	(931,356)	(814)	(56)
USD/KRW	04/25/2016	MSC	KRW	(902,091)	(788)	(10)
USD/KRW	04/25/2016	DUB	KRW	(1,813,357)	(1,585)	(28)
USD/KRW	04/28/2016	BNP	KRW	(1,793,015)	(1,567)	(31)
USD/MXN	04/26/2016	JPM	MXN	(27,492)	(1,588)	(45)
USD/MXN	04/26/2016	RBS	MXN	(26,981)	(1,559)	(11)
USD/MXN	04/26/2016	RBC	MXN	(13,415)	(775)	—
USD/MXN	05/10/2016	RBC	MXN	(40,591)	(2,342)	(90)
USD/MYR	04/01/2016	MSC	MYR	(1,229)	(315)	(22)
USD/MYR	04/01/2016	HSB	MYR	(2,041)	(523)	(38)
USD/MYR	04/01/2016	BNP	MYR	(3,186)	(817)	(19)
USD/MYR	04/08/2016	CIT	MYR	(5,137)	(1,316)	(60)
USD/MYR	04/11/2016	WBC	MYR	(1,678)	(430)	(25)
USD/MYR	04/20/2016	WBC	MYR	(6,473)	(1,657)	(104)
USD/MYR	04/20/2016	MSC	MYR	(6,175)	(1,581)	(53)
USD/MYR	04/25/2016	JPM	MYR	(3,120)	(798)	(20)
USD/MYR	04/28/2016	CIT	MYR	(3,127)	(800)	(25)
USD/NZD	04/26/2016	WBC	NZD	(6,477)	(4,472)	(111)
USD/NZD	04/26/2016	BCL	NZD	(1,144)	(790)	(19)
USD/NZD	04/26/2016	MSC	NZD	(1,159)	(800)	(23)
USD/NZD	04/26/2016	CIT	NZD	(446)	(308)	—
USD/RUB	04/04/2016	MSC	RUB	(57,744)	(859)	(80)
USD/RUB	04/04/2016	CIT	RUB	(145,696)	(2,169)	(14)
USD/RUB	04/11/2016	CIT	RUB	(41,966)	(623)	(32)
USD/RUB	04/18/2016	CSI	RUB	(21,308)	(316)	(6)
USD/RUB	04/22/2016	CSI	RUB	(21,260)	(315)	(3)
USD/RUB	04/22/2016	MSC	RUB	(21,133)	(313)	(2)
USD/SEK	04/19/2016	JPM	SEK	(13,076)	(1,612)	(90)
USD/SEK	04/19/2016	RBC	SEK	(2,917)	(360)	(15)
USD/SEK	04/26/2016	CIT	SEK	(2,827)	(348)	(10)
USD/SEK	04/26/2016	UBS	SEK	(4,370)	(539)	(15)
USD/SEK	04/26/2016	JPM	SEK	(4,100)	(505)	(13)
USD/SGD	04/26/2016	CIT	SGD	(6,640)	(4,926)	(127)
USD/SGD	04/26/2016	HSB	SGD	(1,063)	(788)	(13)
USD/THB	04/26/2016	DUB	THB	(67,187)	(1,909)	22
USD/TRY	04/26/2016	RBS	TRY	(11,533)	(4,067)	(170)
USD/TWD	04/11/2016	MSC	TWD	(25,189)	(783)	(14)
USD/TWD	04/12/2016	JPM	TWD	(31,848)	(990)	(35)
USD/TWD	04/14/2016	CIT	TWD	(25,836)	(803)	(25)
USD/TWD	04/14/2016	WBC	TWD	(34,355)	(1,068)	(19)
USD/TWD	04/18/2016	BCL	TWD	(25,731)	(800)	(15)
USD/TWD	04/19/2016	HSB	TWD	(8,764)	(272)	(6)
USD/TWD	04/19/2016	CIT	TWD	(57,628)	(1,791)	(36)
USD/TWD	04/26/2016	BCL	TWD	(127,994)	(3,978)	(94)
USD/ZAR	04/26/2016	CIT	ZAR	(4,692)	(316)	(7)
USD/ZAR	04/26/2016	SCB	ZAR	(4,743)	(320)	(10)
ZAR/USD	04/26/2016	SSB	ZAR	61,003	4,114	203
ZAR/USD	04/26/2016	CIT	ZAR	4,801	324	15
ZAR/USD	04/26/2016	BCL	ZAR	4,729	319	10
ZAR/USD	04/26/2016	SCB	ZAR	9,550	644	22
					$(121,307)	$486
JNL/Goldman Sachs Emerging Markets Debt Fund
AED/USD	08/11/2016	CGM	AED	13,509	$3,675	$4
BRL/USD	04/04/2016	UBS	BRL	12,717	3,537	232
BRL/USD	04/04/2016	RBC	BRL	4,308	1,198	126
BRL/USD	04/04/2016	MSC	BRL	30,071	8,363	260
BRL/USD	04/04/2016	JPM	BRL	5,805	1,615	58
BRL/USD	04/04/2016	BOA	BRL	6,656	1,851	37
BRL/USD	04/04/2016	CGM	BRL	2,124	591	12
BRL/USD	04/04/2016	BNP	BRL	1,060	295	1
CNH/USD	09/01/2016	HSB	CNH	14,593	2,241	78
CNH/USD	09/01/2016	JPM	CNH	7,267	1,116	47
CNH/USD	09/01/2016	CGM	CNH	44,978	6,907	313
CNH/USD	09/01/2016	SCB	CNH	14,586	2,240	103
CNH/USD	09/01/2016	DUB	CNH	7,249	1,113	48
CNH/USD	09/01/2016	MSC	CNH	4,082	627	28
CNH/USD	09/01/2016	BCL	CNH	7,325	1,125	57
CNH/USD	09/01/2016	WBC	CNH	7,339	1,127	59
CNH/USD	09/01/2016	BNP	CNH	29,882	4,589	202
CNY/USD	04/14/2016	HSB	CNY	6,688	1,034	40
CNY/USD	05/19/2016	BCL	CNY	1,871	289	5
CNY/USD	07/11/2016	JPM	CNY	21,080	3,247	163
CNY/USD	07/12/2016	JPM	CNY	14,085	2,170	106
CNY/USD	07/14/2016	HSB	CNY	13,517	2,082	96
CNY/USD	07/15/2016	HSB	CNY	11,495	1,770	69
CNY/USD	07/21/2016	SCB	CNY	13,807	2,126	100
CNY/USD	07/21/2016	HSB	CNY	6,770	1,043	45
CNY/USD	07/22/2016	SCB	CNY	13,740	2,116	85
CNY/USD	07/26/2016	DUB	CNY	8,644	1,331	52
CNY/USD	08/02/2016	DUB	CNY	7,490	1,153	45
CNY/USD	08/02/2016	HSB	CNY	10,424	1,605	62
CNY/USD	08/03/2016	DUB	CNY	3,728	574	23
CNY/USD	08/05/2016	BCL	CNY	7,242	1,115	45
CNY/USD	08/16/2016	BCL	CNY	9,046	1,392	48
CNY/USD	08/18/2016	BCL	CNY	7,227	1,112	27
COP/USD	04/04/2016	RBS	COP	1,415,560	472	41
COP/USD	04/04/2016	CSI	COP	1,396,695	465	36

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
COP/USD	04/04/2016	CGM	COP	1,570,327	$523	$34
COP/USD	04/11/2016	RBS	COP	3,501,018	1,166	59
COP/USD	04/15/2016	RBS	COP	1,028,945	343	21
COP/USD	04/28/2016	HSB	COP	3,760,288	1,252	137
COP/USD	05/02/2016	CSI	COP	5,027,924	1,674	14
COP/USD	05/13/2016	CSI	COP	4,382,582	1,457	19
EUR/PLN	04/26/2016	BNP	PLN	(4,398)	(1,178)	(11)
EUR/PLN	04/26/2016	BOA	PLN	(4,396)	(1,178)	(4)
EUR/PLN	04/26/2016	RBS	PLN	(1,902)	(510)	(2)
EUR/PLN	04/26/2016	UBS	PLN	(4,419)	(1,184)	(8)
HUF/EUR	04/26/2016	BOA	EUR	(1,763)	(2,007)	(23)
HUF/EUR	04/26/2016	BNP	EUR	(56)	(64)	—
HUF/EUR	04/26/2016	BNP	EUR	(1,028)	(1,171)	1
HUF/USD	04/26/2016	DUB	HUF	7,687,661	27,856	643
IDR/USD	04/04/2016	UBS	IDR	5,189,676	391	—
IDR/USD	04/07/2016	DUB	IDR	14,527,396	1,095	2
IDR/USD	04/11/2016	DUB	IDR	25,759,863	1,941	(23)
IDR/USD	04/14/2016	CGM	IDR	14,765,137	1,112	(14)
IDR/USD	04/18/2016	DUB	IDR	15,048,010	1,132	(2)
IDR/USD	04/21/2016	DUB	IDR	14,579,932	1,097	(17)
IDR/USD	04/25/2016	JPM	IDR	9,933,077	747	(9)
IDR/USD	04/29/2016	HSB	IDR	6,621,451	497	33
IDR/USD	05/02/2016	CGM	IDR	19,442,867	1,460	(1)
INR/USD	04/04/2016	JPM	INR	73,445	1,109	10
INR/USD	04/04/2016	BNP	INR	147,805	2,232	11
INR/USD	04/04/2016	BOA	INR	73,520	1,110	3
INR/USD	04/07/2016	BNP	INR	74,143	1,119	46
INR/USD	04/07/2016	BCL	INR	64,232	969	39
INR/USD	04/07/2016	SCB	INR	142,120	2,145	89
INR/USD	04/07/2016	CGM	INR	75,727	1,143	2
INR/USD	04/18/2016	SCB	INR	75,819	1,142	16
INR/USD	04/18/2016	BCL	INR	76,008	1,145	19
KRW/USD	04/08/2016	HSB	KRW	4,409,096	3,855	211
MXN/USD	04/26/2016	DUB	MXN	62,050	3,584	112
MXN/USD	04/26/2016	JPM	MXN	80,404	4,645	64
MXN/USD	04/26/2016	SSB	MXN	20,029	1,157	31
MXN/USD	04/26/2016	MSC	MXN	20,215	1,168	42
MXN/USD	04/26/2016	RBS	MXN	14,488	837	26
MXN/USD	04/26/2016	BNP	MXN	665	38	1
MXN/USD	04/26/2016	DUB	MXN	20,018	1,156	(6)
MYR/USD	04/01/2016	CGM	MYR	4,479	1,148	76
MYR/USD	04/01/2016	BNP	MYR	4,515	1,157	64
MYR/USD	04/08/2016	MSC	MYR	4,179	1,071	58
MYR/USD	04/11/2016	SCB	MYR	9,125	2,338	106
MYR/USD	04/20/2016	JPM	MYR	4,604	1,179	53
MYR/USD	04/21/2016	JPM	MYR	4,632	1,186	52
MYR/USD	04/25/2016	BNP	MYR	4,467	1,143	25
MYR/USD	04/26/2016	HSB	MYR	12,837	3,285	233
MYR/USD	04/28/2016	MSC	MYR	12,837	3,284	226
MYR/USD	05/04/2016	HSB	MYR	44,110	11,279	834
MYR/USD	05/06/2016	HSB	MYR	5,536	1,415	141
MYR/USD	05/06/2016	DUB	MYR	11,012	2,815	279
PEN/USD	04/22/2016	MSC	PEN	1,817	546	17
PEN/USD	04/22/2016	DUB	PEN	1,119	336	6
PHP/USD	04/27/2016	HSB	PHP	6,413	139	7
PLN/EUR	04/26/2016	UBS	EUR	(1,028)	(1,171)	17
PLN/EUR	04/26/2016	BOA	EUR	(2,051)	(2,336)	33
PLN/USD	04/26/2016	JPM	PLN	5,569	1,492	84
RUB/USD	04/04/2016	BOA	RUB	166,289	2,475	245
RUB/USD	04/04/2016	JPM	RUB	34,977	521	47
RUB/USD	04/04/2016	CGM	RUB	80,716	1,201	116
RUB/USD	04/08/2016	CGM	RUB	188,024	2,795	313
RUB/USD	04/11/2016	MSC	RUB	65,022	966	71
RUB/USD	04/14/2016	CSI	RUB	63,352	940	39
RUB/USD	04/18/2016	CSI	RUB	276,842	4,103	183
RUB/USD	04/20/2016	CGM	RUB	211,844	3,138	278
RUB/USD	04/21/2016	MSC	RUB	106,709	1,580	21
RUB/USD	04/22/2016	CGM	RUB	179,809	2,662	86
RUB/USD	04/25/2016	CSI	RUB	32,258	477	16
RUB/USD	04/26/2016	CGM	RUB	202,519	2,995	17
RUB/USD	04/29/2016	MSC	RUB	79,270	1,171	9
RUB/USD	05/12/2016	CGM	RUB	30,267	446	49
THB/USD	05/12/2016	DUB	THB	294,561	8,365	140
TRY/USD	04/26/2016	HSB	TRY	6,547	2,309	70
TRY/USD	04/26/2016	CGM	TRY	2,488	877	27
TRY/USD	04/26/2016	RBS	TRY	23,890	8,423	240
TRY/USD	04/26/2016	BOA	TRY	3,056	1,077	21
TWD/USD	04/18/2016	HSB	TWD	37,172	1,155	16
TWD/USD	04/21/2016	BNP	TWD	146,898	4,565	29
TWD/USD	04/26/2016	HSB	TWD	74,906	2,328	4
USD/AED	08/11/2016	BNP	AED	(37,248)	(10,132)	(7)
USD/AED	08/15/2016	BNP	AED	(43,961)	(11,957)	(14)
USD/BRL	04/04/2016	JPM	BRL	(1,591)	(442)	(62)
USD/BRL	04/04/2016	MSC	BRL	(36,343)	(10,107)	(698)
USD/BRL	04/04/2016	UBS	BRL	(4,247)	(1,181)	(88)
USD/BRL	04/04/2016	HSB	BRL	(4,054)	(1,128)	(14)
USD/BRL	04/04/2016	RBC	BRL	(4,172)	(1,160)	1
USD/BRL	04/04/2016	BOA	BRL	(1,839)	(511)	—
USD/BRL	04/04/2016	CGM	BRL	(2,099)	(584)	(6)
USD/BRL	04/04/2016	RBC	BRL	(8,397)	(2,335)	(11)
USD/BRL	06/02/2016	JPM	BRL	(1,668)	(456)	(7)
USD/BRL	06/02/2016	BNP	BRL	(1,060)	(290)	(1)
USD/CLP	04/22/2016	CSI	CLP	(247,854)	(369)	(26)
USD/CNH	04/14/2016	HSB	CNH	(6,694)	(1,035)	(42)
USD/CNH	04/26/2016	JPM	CNH	(55,620)	(8,597)	(90)
USD/CNH	05/19/2016	BCL	CNH	(1,871)	(289)	(6)
USD/CNH	06/15/2016	BOA	CNH	(7,096)	(1,094)	(22)
USD/CNH	07/11/2016	JPM	CNH	(21,088)	(3,247)	(163)
USD/CNH	07/12/2016	JPM	CNH	(14,090)	(2,169)	(106)
USD/CNH	07/14/2016	HSB	CNH	(13,515)	(2,081)	(94)
USD/CNH	07/15/2016	HSB	CNH	(11,492)	(1,769)	(68)
USD/CNH	07/21/2016	HSB	CNH	(6,768)	(1,042)	(44)
USD/CNH	07/21/2016	SCB	CNH	(13,807)	(2,125)	(98)
USD/CNH	07/22/2016	SCB	CNH	(13,732)	(2,113)	(82)
USD/CNH	07/26/2016	DUB	CNH	(8,639)	(1,330)	(50)
USD/CNH	08/02/2016	HSB	CNH	(10,419)	(1,602)	(60)
USD/CNH	08/02/2016	DUB	CNH	(7,485)	(1,151)	(43)
USD/CNH	08/03/2016	DUB	CNH	(3,726)	(573)	(22)
USD/CNH	08/05/2016	BCL	CNH	(7,238)	(1,113)	(43)
USD/CNH	08/16/2016	BCL	CNH	(9,040)	(1,389)	(46)
USD/CNH	08/18/2016	BCL	CNH	(7,221)	(1,110)	(25)
USD/CNH	09/01/2016	SCB	CNH	(29,132)	(4,473)	31
USD/CNH	09/01/2016	JPM	CNH	(5,169)	(794)	7
USD/CNH	09/01/2016	HSB	CNH	(47,230)	(7,253)	(217)
USD/CNH	09/01/2016	DUB	CNH	(37,092)	(5,695)	(150)
USD/CNH	09/01/2016	BCL	CNH	(43,751)	(6,719)	(192)
USD/CNH	09/01/2016	WBC	CNH	(24,244)	(3,723)	(76)
USD/CNH	09/01/2016	JPM	CNH	(24,272)	(3,727)	(57)
USD/CNH	09/01/2016	SCB	CNH	(8,660)	(1,330)	(30)
USD/CNH	09/01/2016	CGM	CNH	(8,545)	(1,312)	(5)
USD/COP	04/04/2016	CSI	COP	(4,382,582)	(1,461)	(14)
USD/COP	04/22/2016	MSC	COP	(28,904,062)	(9,628)	(961)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/CZK	04/20/2016	HSB	CZK	(125,135)	$(5,267)	$(196)
USD/EUR	04/26/2016	CGM	EUR	(581)	(662)	(22)
USD/EUR	04/26/2016	RBC	EUR	(12,843)	(14,623)	(344)
USD/EUR	05/19/2016	JPM	EUR	(936)	(1,066)	(16)
USD/EUR	05/19/2016	BNP	EUR	(231)	(263)	(1)
USD/HKD	04/26/2016	HSB	HKD	(17,902)	(2,308)	(1)
USD/HKD	04/28/2016	BCL	HKD	(5,792)	(747)	(1)
USD/IDR	04/04/2016	MSC	IDR	(5,189,676)	(391)	(5)
USD/IDR	04/07/2016	CGM	IDR	(13,117,425)	(989)	(22)
USD/IDR	04/11/2016	JPM	IDR	(21,819,743)	(1,644)	(5)
USD/IDR	04/18/2016	WBC	IDR	(16,006,670)	(1,205)	(21)
USD/IDR	04/18/2016	WBC	IDR	(15,052,744)	(1,133)	15
USD/IDR	04/18/2016	UBS	IDR	(5,189,676)	(391)	—
USD/IDR	04/25/2016	DUB	IDR	(11,824,280)	(889)	(26)
USD/IDR	04/29/2016	JPM	IDR	(20,836,831)	(1,565)	(49)
USD/INR	04/04/2016	BOA	INR	(73,520)	(1,110)	(25)
USD/INR	04/04/2016	BNP	INR	(147,805)	(2,232)	(33)
USD/INR	04/04/2016	JPM	INR	(73,445)	(1,109)	(3)
USD/INR	04/07/2016	WBC	INR	(178,637)	(2,696)	(98)
USD/INR	04/07/2016	HSB	INR	(177,584)	(2,680)	(108)
USD/INR	04/18/2016	BNP	INR	(73,940)	(1,114)	(9)
USD/INR	04/18/2016	CGM	INR	(75,727)	(1,140)	(2)
USD/KRW	04/08/2016	JPM	KRW	(1,898,391)	(1,660)	(87)
USD/KRW	04/08/2016	CGM	KRW	(1,327,145)	(1,160)	(59)
USD/KRW	04/08/2016	UBS	KRW	(1,085,998)	(950)	(13)
USD/KRW	04/11/2016	CGM	KRW	(1,349,841)	(1,180)	(64)
USD/KRW	04/15/2016	MSC	KRW	(1,341,066)	(1,172)	(46)
USD/KRW	04/25/2016	SCB	KRW	(240,299)	(210)	(17)
USD/KRW	04/25/2016	CGM	KRW	(1,263,289)	(1,104)	(76)
USD/KRW	04/25/2016	MSC	KRW	(1,346,180)	(1,176)	(16)
USD/KRW	04/25/2016	DUB	KRW	(2,711,301)	(2,370)	(42)
USD/KRW	04/28/2016	BNP	KRW	(1,122,058)	(981)	(19)
USD/MXN	04/26/2016	JPM	MXN	(39,999)	(2,310)	(65)
USD/MXN	04/26/2016	RBS	MXN	(39,669)	(2,291)	(15)
USD/MXN	04/26/2016	RBS	MXN	(19,282)	(1,114)	—
USD/MXN	04/26/2016	MSC	MXN	(10,813)	(625)	—
USD/MXN	04/26/2016	SCB	MXN	(5,575)	(322)	(4)
USD/MXN	05/10/2016	RBC	MXN	(16,872)	(973)	(37)
USD/MXN	06/15/2016	MSC	MXN	(4,549)	(262)	(3)
USD/MYR	04/01/2016	MSC	MYR	(1,699)	(435)	(30)
USD/MYR	04/01/2016	BNP	MYR	(4,467)	(1,145)	(27)
USD/MYR	04/01/2016	HSB	MYR	(2,828)	(725)	(53)
USD/MYR	04/08/2016	CGM	MYR	(1,750)	(448)	(21)
USD/MYR	04/11/2016	WBC	MYR	(2,312)	(592)	(34)
USD/MYR	04/20/2016	WBC	MYR	(8,963)	(2,294)	(144)
USD/MYR	04/20/2016	MSC	MYR	(8,625)	(2,208)	(75)
USD/MYR	04/25/2016	JPM	MYR	(2,659)	(680)	(17)
USD/MYR	04/28/2016	CGM	MYR	(4,656)	(1,191)	(37)
USD/MYR	05/06/2016	JPM	MYR	(16,548)	(4,231)	(409)
USD/PLN	04/26/2016	MSC	PLN	(7,345)	(1,968)	(9)
USD/RON	04/26/2016	JPM	RON	(3,629)	(924)	(21)
USD/RUB	04/04/2016	MSC	RUB	(79,463)	(1,183)	(111)
USD/RUB	04/04/2016	CGM	RUB	(202,519)	(3,014)	(20)
USD/RUB	04/11/2016	CGM	RUB	(87,482)	(1,299)	(66)
USD/RUB	04/18/2016	CSI	RUB	(30,587)	(453)	(8)
USD/RUB	04/22/2016	CSI	RUB	(31,617)	(468)	(4)
USD/RUB	04/22/2016	MSC	RUB	(31,530)	(467)	(3)
USD/RUB	05/12/2016	CSI	RUB	(133,995)	(1,973)	(294)
USD/RUB	05/12/2016	MSC	RUB	(64,199)	(945)	(145)
USD/RUB	05/12/2016	BCL	RUB	(15,248)	(224)	(4)
USD/SGD	04/26/2016	CGM	SGD	(10,766)	(7,986)	(205)
USD/SGD	04/26/2016	HSB	SGD	(1,582)	(1,174)	(20)
USD/THB	04/26/2016	DUB	THB	(77,830)	(2,211)	25
USD/TRY	04/26/2016	RBS	TRY	(20,076)	(7,079)	(296)
USD/TRY	04/26/2016	SSB	TRY	(5,490)	(1,936)	(35)
USD/TWD	04/11/2016	MSC	TWD	(52,213)	(1,622)	(28)
USD/TWD	04/12/2016	JPM	TWD	(62,399)	(1,939)	(69)
USD/TWD	04/14/2016	CGM	TWD	(35,044)	(1,089)	(34)
USD/TWD	04/14/2016	WBC	TWD	(44,013)	(1,368)	(24)
USD/TWD	04/18/2016	BCL	TWD	(35,543)	(1,105)	(20)
USD/TWD	04/19/2016	HSB	TWD	(10,219)	(318)	(7)
USD/TWD	04/19/2016	CGM	TWD	(94,759)	(2,945)	(59)
USD/TWD	04/26/2016	BCL	TWD	(139,536)	(4,337)	(103)
USD/ZAR	04/26/2016	CGM	ZAR	(3,903)	(263)	(6)
USD/ZAR	04/26/2016	SCB	ZAR	(6,808)	(459)	(14)
USD/ZAR	06/15/2016	MLP	ZAR	(6,469)	(432)	(33)
ZAR/USD	04/26/2016	SSB	ZAR	200,607	13,529	667
ZAR/USD	04/26/2016	CGM	ZAR	6,992	472	22
ZAR/USD	04/26/2016	MSC	ZAR	24,275	1,637	80
ZAR/USD	04/26/2016	BCL	ZAR	6,887	464	14
ZAR/USD	04/26/2016	HSB	ZAR	23,794	1,605	54
ZAR/USD	04/26/2016	SCB	ZAR	17,826	1,202	41
					$(12,715)	$1,848
JNL/Harris Oakmark Global Equity Fund
USD/CHF	09/21/2016	SSB	CHF	(3,729)	$(3,910)	$(105)
JNL/Invesco Global Real Estate Fund
JPY/USD	04/01/2016	GSC	JPY	21,281	$189	$1
JNL/Invesco International Growth Fund
USD/BRL	04/04/2016	SSB	BRL	(1,329)	$(370)	$(4)
JNL/Ivy Asset Strategy Fund
EUR/USD	04/07/2016	DUB	EUR	21,649	$24,650	$414
USD/EUR	04/07/2016	DUB	EUR	(21,649)	(24,650)	(163)
					$—	$251
JNL/Lazard Emerging Markets Fund
ZAR/USD	04/04/2016	SSB	ZAR	108	$7	$—
ZAR/USD	04/05/2016	SSB	ZAR	250	17	1
					$24	$1
JNL/Mellon Capital International Index Fund
AUD/USD	06/15/2016	HSB	AUD	1,423	$1,087	$27
AUD/USD	06/15/2016	UBS	AUD	854	652	16
AUD/USD	06/15/2016	CBA	AUD	1,423	1,087	27
AUD/USD	06/15/2016	CAI	AUD	1,992	1,522	37
AUD/USD	06/15/2016	CIT	AUD	387	296	8
AUD/USD	06/15/2016	SCB	AUD	381	291	5
EUR/USD	06/15/2016	RBC	EUR	9,122	10,404	327
EUR/USD	06/15/2016	CAI	EUR	4,912	5,602	176
EUR/USD	06/15/2016	SCB	EUR	211	240	5
EUR/USD	06/15/2016	WBC	EUR	448	511	13
EUR/USD	06/15/2016	SGB	EUR	1,149	1,310	13
EUR/USD	06/15/2016	CIT	EUR	445	508	7
EUR/USD	06/15/2016	GSC	EUR	422	482	6
EUR/USD	06/15/2016	UBS	EUR	205	234	1
GBP/USD	06/15/2016	BOA	GBP	184	264	3
GBP/USD	06/15/2016	HSB	GBP	2,776	3,988	38
GBP/USD	06/15/2016	JPM	GBP	3,470	4,985	46

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Mellon Capital International Index Fund (continued)
GBP/USD	06/15/2016	CSI	GBP	694	$997	$9
GBP/USD	06/15/2016	SCB	GBP	669	961	9
GBP/USD	06/15/2016	CIT	GBP	367	527	7
GBP/USD	06/15/2016	BOA	GBP	301	433	(3)
GBP/USD	06/15/2016	GSC	GBP	606	871	9
GBP/USD	06/15/2016	BCL	GBP	181	260	(1)
JPY/USD	06/15/2016	HSB	JPY	645,257	5,745	21
JPY/USD	06/15/2016	UBS	JPY	129,051	1,149	3
JPY/USD	06/15/2016	CSI	JPY	322,628	2,873	11
JPY/USD	06/15/2016	BCL	JPY	193,577	1,724	7
JPY/USD	06/15/2016	SCB	JPY	27,330	243	—
JPY/USD	06/15/2016	BCL	JPY	84,047	748	(7)
JPY/USD	06/15/2016	SCB	JPY	39,690	353	(3)
JPY/USD	06/15/2016	RBC	JPY	81,870	729	6
USD/AUD	06/15/2016	GSC	AUD	(3,310)	(2,528)	(15)
USD/AUD	06/15/2016	HSB	AUD	(2,181)	(1,666)	(33)
USD/EUR	06/15/2016	GSC	EUR	(8,344)	(9,516)	(126)
USD/EUR	06/15/2016	CIT	EUR	(5,934)	(6,768)	(131)
USD/GBP	06/15/2016	SGB	GBP	(123)	(176)	2
USD/GBP	06/15/2016	GSC	GBP	(4,446)	(6,387)	(65)
USD/GBP	06/15/2016	RBC	GBP	(3,192)	(4,585)	(80)
USD/JPY	06/15/2016	GSC	JPY	(767,321)	(6,832)	45
USD/JPY	06/15/2016	HSB	JPY	(524,550)	(4,671)	5
					$7,947	$425
JNL Multi-Manager Alternative Fund
AUD/USD	05/18/2016	SSB	AUD	1,917	$1,467	$109
CAD/USD	04/12/2016	BNP	CAD	6,530	5,029	348
CAD/USD	05/18/2016	SSB	CAD	1,393	1,073	70
CHF/USD	05/18/2016	SSB	CHF	2,514	2,620	32
CNY/USD	04/12/2016	BCL	CNY	9,563	1,478	24
CNY/USD	04/12/2016	BNP	CNY	5,730	886	10
CNY/USD	04/12/2016	CIT	CNY	4,787	740	—
COP/USD	04/12/2016	BNP	COP	4,135,301	1,378	162
DKK/USD	05/18/2016	SSB	DKK	2,380	364	11
DKK/USD	06/08/2016	CIT	DKK	16	2	—
EUR/USD	04/04/2016	SCB	EUR	1,217	1,386	5
EUR/USD	04/12/2016	BNP	EUR	731	832	25
EUR/USD	04/12/2016	BCL	EUR	1,680	1,912	9
EUR/USD	05/18/2016	SSB	EUR	21,220	24,179	461
EUR/USD	06/08/2016	CIT	EUR	261	298	2
GBP/USD	04/12/2016	BOA	GBP	2,731	3,923	(37)
GBP/USD	05/18/2016	SSB	GBP	109	156	(2)
GBP/USD	05/18/2016	SSB	GBP	490	705	15
HKD/USD	05/18/2016	SSB	HKD	864	111	—
IDR/USD	04/12/2016	BNP	IDR	12,235,004	922	61
INR/USD	04/12/2016	BOA	INR	189,223	2,853	61
INR/USD	04/12/2016	BCL	INR	97,780	1,474	25
JPY/USD	04/12/2016	BCL	JPY	182,777	1,624	68
JPY/USD	05/18/2016	SSB	JPY	46,364	413	(2)
KRW/USD	04/12/2016	BCL	KRW	2,414,314	2,110	131
KRW/USD	04/12/2016	BOA	KRW	439,643	384	28
KRW/USD	04/12/2016	BCL	KRW	760,082	665	(1)
MXN/USD	04/12/2016	BNP	MXN	22,397	1,296	98
MXN/USD	04/12/2016	BCL	MXN	15,701	908	29
MYR/USD	04/12/2016	BNP	MYR	317	81	5
MYR/USD	04/12/2016	BOA	MYR	1,093	280	17
NOK/USD	04/12/2016	BNP	NOK	4,212	509	31
NOK/USD	05/18/2016	SSB	NOK	3,497	422	15
PEN/USD	04/12/2016	BCL	PEN	1,425	429	22
PLN/USD	04/12/2016	BOA	PLN	676	181	13
RUB/USD	04/12/2016	BOA	RUB	51,779	769	106
SEK/USD	05/18/2016	SSB	SEK	29,085	3,589	129
SGD/USD	05/18/2016	SSB	SGD	1,865	1,383	14
TRY/USD	04/12/2016	BNP	TRY	1,400	496	11
USD/AUD	05/18/2016	SSB	AUD	(2,331)	(1,783)	(103)
USD/AUD	06/07/2016	JPM	AUD	(535)	(409)	(11)
USD/BRL	04/12/2016	BCL	BRL	(4,467)	(1,240)	(168)
USD/BRL	04/12/2016	BNP	BRL	(4,403)	(1,222)	(90)
USD/CAD	04/12/2016	BOA	CAD	(7,205)	(5,548)	(346)
USD/CAD	05/18/2016	SSB	CAD	(1,394)	(1,073)	(59)
USD/CHF	05/18/2016	SSB	CHF	(3,629)	(3,782)	(96)
USD/CNY	04/12/2016	BCL	CNY	(19,954)	(3,084)	(98)
USD/CNY	04/12/2016	BNP	CNY	(26,903)	(4,158)	(133)
USD/CNY	05/13/2016	BOA	CNY	(2,445)	(377)	(2)
USD/COP	04/12/2016	BNP	COP	(3,188,841)	(1,062)	(96)
USD/DKK	05/18/2016	SSB	DKK	(14,547)	(2,225)	(42)
USD/EUR	04/12/2016	BCL	EUR	(583)	(664)	(28)
USD/EUR	04/12/2016	BOA	EUR	(365)	(415)	(18)
USD/EUR	04/12/2016	BNP	EUR	(4,769)	(5,428)	(240)
USD/EUR	05/18/2016	SSB	EUR	(37,453)	(42,676)	(909)
USD/EUR	06/08/2016	JPM	EUR	(50)	(8)	—
USD/EUR	06/08/2016	CIT	EUR	(8,966)	(10,223)	(433)
USD/GBP	04/12/2016	BOA	GBP	(2,731)	(3,922)	(10)
USD/GBP	05/18/2016	SSB	GBP	(1,109)	(1,594)	14
USD/GBP	05/18/2016	SSB	GBP	(753)	(1,082)	(2)
USD/GBP	06/08/2016	SSB	GBP	(3,500)	(5,028)	(134)
USD/HKD	05/18/2016	SSB	HKD	(13,514)	(1,743)	(9)
USD/HKD	06/15/2016	JPM	HKD	(10,617)	(1,370)	—
USD/HKD	06/15/2016	JPM	HKD	(3,039)	(392)	—
USD/IDR	04/12/2016	BOA	IDR	(12,235,004)	(922)	(38)
USD/INR	04/12/2016	BOA	INR	(67,234)	(1,014)	(42)
USD/JPY	05/18/2016	SSB	JPY	(46,364)	(412)	(4)
USD/KRW	04/12/2016	BNP	KRW	(3,614,039)	(3,159)	(181)
USD/MXN	04/11/2016	BCL	MXN	(8,130)	(470)	(14)
USD/MXN	04/12/2016	BNP	MXN	(92,708)	(5,363)	(273)
USD/MXN	04/12/2016	BCL	MXN	(1,974)	(114)	—
USD/MYR	04/12/2016	BNP	MYR	(1,410)	(361)	(17)
USD/NOK	04/12/2016	BOA	NOK	(4,212)	(509)	(14)
USD/NOK	05/18/2016	SSB	NOK	(10,632)	(1,284)	(43)
USD/PEN	04/12/2016	BNP	PEN	(1,425)	(429)	(18)
USD/PLN	04/12/2016	BNP	PLN	(3,652)	(979)	(65)
USD/PLN	04/12/2016	BCL	PLN	(3,690)	(989)	(62)
USD/RUB	04/12/2016	BOA	RUB	(30,827)	(458)	(59)
USD/RUB	04/26/2016	BNP	RUB	(22,805)	(337)	(58)
USD/SEK	05/18/2016	SSB	SEK	(5,013)	(619)	(26)
USD/SEK	05/18/2016	SSB	SEK	(12,060)	(1,488)	(36)
USD/SGD	04/12/2016	BOA	SGD	(1,286)	(954)	(55)
USD/SGD	04/12/2016	BNP	SGD	(1,120)	(831)	(32)
USD/SGD	05/18/2016	SSB	SGD	(1,865)	(1,383)	(48)
USD/TRY	04/12/2016	BNP	TRY	(1,400)	(496)	(41)
USD/ZAR	05/18/2016	SSB	ZAR	(16,735)	(1,124)	(75)
					$(54,876)	$(2,109)
JNL/Oppenheimer Emerging Markets Innovator Fund
MXN/USD	04/01/2016	BOA	MXN	222	$13	$—
MXN/USD	04/04/2016	BOA	MXN	737	43	—
ZAR/USD	04/04/2016	BCL	ZAR	1,824	123	6
					$179	$6
JNL/PIMCO Real Return Fund
BRL/USD	04/04/2016	DUB	BRL	77,621	$21,587	$2,163

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/PIMCO Real Return Fund (continued)
BRL/USD	04/04/2016	JPM	BRL	16,280	$4,528	$115
BRL/USD	04/04/2016	CIT	BRL	8,788	2,444	23
BRL/USD	05/03/2016	DUB	BRL	2,904	801	14
EUR/USD	04/04/2016	CIT	EUR	13,595	15,470	427
EUR/USD	04/04/2016	ANZ	EUR	1,005	1,144	51
EUR/USD	04/04/2016	UBS	EUR	48,969	55,722	1,053
EUR/USD	04/04/2016	MSC	EUR	3,863	4,396	16
GBP/USD	04/04/2016	JPM	GBP	4,471	6,421	227
GBP/USD	04/04/2016	BOA	GBP	3,004	4,314	122
GBP/USD	04/04/2016	UBS	GBP	934	1,341	19
GBP/USD	04/04/2016	ANZ	GBP	28,284	40,623	(129)
INR/USD	05/24/2016	CIT	INR	1,677,564	25,092	581
JPY/USD	04/04/2016	BOA	JPY	152,628	1,356	14
KRW/USD	05/24/2016	CSI	KRW	1,669,658	1,458	74
KRW/USD	05/24/2016	JPM	KRW	4,762,611	4,159	203
KRW/USD	05/24/2016	UBS	KRW	4,224,029	3,689	183
KRW/USD	05/24/2016	CIT	KRW	7,419,975	6,479	329
MXN/USD	05/20/2016	JPM	MXN	2,442	141	1
MXN/USD	05/20/2016	BOA	MXN	25,127	1,448	15
MXN/USD	05/20/2016	BOA	MXN	2,238	129	(1)
NZD/USD	04/04/2016	SCB	NZD	17,510	12,103	203
TWD/USD	05/24/2016	JPM	TWD	68,547	2,131	79
TWD/USD	05/24/2016	BOA	TWD	59,851	1,861	72
TWD/USD	05/24/2016	ANZ	TWD	268,115	8,335	310
USD/AUD	05/13/2016	ANZ	AUD	(2,338)	(1,789)	(135)
USD/BRL	04/04/2016	DUB	BRL	(2,904)	(808)	(15)
USD/BRL	04/04/2016	JPM	BRL	(99,786)	(27,752)	3,209
USD/BRL	07/05/2016	JPM	BRL	(37,800)	(10,244)	(147)
USD/BRL	10/04/2016	CIT	BRL	(4,610)	(1,216)	(99)
USD/BRL	10/04/2016	BNP	BRL	(5,900)	(1,556)	(135)
USD/BRL	10/04/2016	JPM	BRL	(93,800)	(24,741)	(2,073)
USD/BRL	10/04/2016	BOA	BRL	(53,510)	(14,115)	(574)
USD/BRL	10/04/2016	MSC	BRL	(24,360)	(6,426)	(553)
USD/BRL	01/04/2017	DUB	BRL	(45,400)	(11,695)	(1,021)
USD/BRL	01/04/2017	BNP	BRL	(12,600)	(3,246)	(344)
USD/BRL	01/04/2017	JPM	BRL	(31,700)	(8,166)	(709)
USD/CNY	05/24/2016	BOA	CNY	(130,013)	(20,060)	(338)
USD/CNY	05/24/2016	DUB	CNY	(76,123)	(11,745)	(155)
USD/EUR	04/04/2016	MSC	EUR	(62,040)	(70,595)	(2,516)
USD/EUR	04/04/2016	ANZ	EUR	(1,636)	(1,862)	(58)
USD/EUR	04/04/2016	CIT	EUR	(3,756)	(4,274)	(99)
USD/EUR	05/03/2016	UBS	EUR	(42,891)	(48,848)	(778)
USD/GBP	04/04/2016	SCB	GBP	(21,225)	(30,484)	(943)
USD/GBP	04/04/2016	CIT	GBP	(15,442)	(22,179)	(564)
USD/GBP	04/04/2016	DUB	GBP	(26)	(37)	(1)
USD/GBP	05/03/2016	ANZ	GBP	(28,284)	(40,627)	128
USD/INR	05/24/2016	UBS	INR	(805,625)	(12,050)	(475)
USD/INR	05/24/2016	JPM	INR	(386,460)	(5,781)	(238)
USD/INR	05/24/2016	ANZ	INR	(249,579)	(3,733)	(163)
USD/INR	05/24/2016	CSI	INR	(232,085)	(3,472)	(146)
USD/JPY	04/04/2016	BOA	JPY	(152,628)	(1,356)	7
USD/JPY	05/02/2016	BOA	JPY	(152,628)	(1,357)	(14)
USD/KRW	05/24/2016	JPM	KRW	(18,011,771)	(15,729)	(759)
USD/MXN	05/20/2016	MSC	MXN	(398,121)	(22,944)	(601)
USD/MXN	05/20/2016	BNP	MXN	(138,274)	(7,969)	(74)
USD/NZD	04/04/2016	SCB	NZD	(17,510)	(12,103)	(558)
USD/NZD	05/03/2016	SCB	NZD	(17,510)	(12,084)	(203)
USD/TWD	05/24/2016	JPM	TWD	(393,134)	(12,222)	(323)
					$(246,093)	$(5,303)
JNL/PIMCO Total Return Bond Fund
BRL/USD	04/04/2016	DUB	BRL	67,462	$18,762	$1,880
BRL/USD	04/04/2016	BNP	BRL	51,100	14,212	1,393
BRL/USD	04/04/2016	JPM	BRL	593,754	165,131	16,170
BRL/USD	04/04/2016	MSC	BRL	126,942	35,304	3,387
BRL/USD	05/03/2016	DUB	BRL	9,234	2,548	46
BRL/USD	07/05/2016	DUB	BRL	124,199	33,659	3,419
BRL/USD	10/04/2016	MSC	BRL	321,000	84,672	8,153
BRL/USD	01/03/2018	JPM	BRL	652	153	(36)
CAD/USD	04/04/2016	JPM	CAD	50,434	38,833	1,625
CAD/USD	04/04/2016	SCB	CAD	28,830	22,198	882
CAD/USD	04/04/2016	BOA	CAD	4,001	3,081	108
CAD/USD	04/04/2016	CIT	CAD	26,344	20,284	382
EUR/USD	05/13/2016	DUB	EUR	34,961	39,830	148
EUR/USD	05/13/2016	ANZ	EUR	6,923	7,888	226
EUR/USD	05/13/2016	JPM	EUR	9,571	10,904	158
EUR/USD	05/13/2016	SCB	EUR	1,153	1,314	22
EUR/USD	05/13/2016	UBS	EUR	5,943	6,771	120
EUR/USD	05/13/2016	BOA	EUR	5,524	6,293	182
EUR/USD	05/13/2016	CIT	EUR	11,695	13,323	205
EUR/USD	06/13/2016	BOA	EUR	1,754	2,000	(369)
EUR/USD	06/13/2016	DUB	EUR	10,256	11,696	(2,166)
GBP/USD	04/04/2016	UBS	GBP	15,622	22,437	629
GBP/USD	04/04/2016	JPM	GBP	1,991	2,860	28
GBP/USD	04/04/2016	MSC	GBP	724	1,040	10
GBP/USD	04/04/2016	ANZ	GBP	18,155	26,075	(83)
INR/USD	05/24/2016	CIT	INR	118,862	1,778	34
JPY/USD	05/13/2016	CIT	JPY	7,214,608	64,178	396
JPY/USD	05/13/2016	JPM	JPY	3,743,500	33,300	94
JPY/USD	05/13/2016	BOA	JPY	395,800	3,521	22
JPY/USD	05/13/2016	UBS	JPY	4,187,500	37,250	(16)
KRW/USD	05/24/2016	JPM	KRW	8,403,941	7,339	415
KRW/USD	05/24/2016	CIT	KRW	1,351,280	1,180	60
MXN/USD	05/20/2016	BCL	MXN	196,555	11,328	276
MXN/USD	05/20/2016	CIT	MXN	244,341	14,082	388
MYR/USD	05/24/2016	SCB	MYR	65,173	16,636	1,758
MYR/USD	05/24/2016	BCL	MYR	15,904	4,060	318
MYR/USD	05/24/2016	DUB	MYR	57,607	14,705	1,313
MYR/USD	05/24/2016	JPM	MYR	45,767	11,682	729
MYR/USD	05/24/2016	UBS	MYR	59,565	15,204	1,193
MYR/USD	05/24/2016	CIT	MYR	36,835	9,402	752
RUB/USD	04/15/2016	MSC	RUB	92,969	1,379	45
RUB/USD	05/18/2016	JPM	RUB	1,052,410	15,470	1,819
TWD/USD	05/24/2016	JPM	TWD	741,032	23,037	760
TWD/USD	05/24/2016	BOA	TWD	300,339	9,336	383
TWD/USD	05/24/2016	CSI	TWD	42,863	1,333	40
USD/AUD	05/13/2016	CIT	AUD	(8,301)	(6,351)	(526)
USD/BRL	04/04/2016	CSI	BRL	(58,461)	(16,259)	(2,199)
USD/BRL	04/04/2016	MSC	BRL	(524,400)	(145,843)	(660)
USD/BRL	04/04/2016	CSI	BRL	(126,200)	(35,098)	6
USD/BRL	04/04/2016	DUB	BRL	(130,197)	(36,209)	(3,449)
USD/BRL	07/05/2016	UBS	BRL	(28,600)	(7,751)	(341)
USD/BRL	07/05/2016	JPM	BRL	(44,000)	(11,925)	(540)
USD/BRL	07/05/2016	DUB	BRL	(57,200)	(15,502)	(683)
USD/BRL	10/04/2016	JPM	BRL	(84,100)	(22,184)	(776)
USD/BRL	10/04/2016	MSC	BRL	(144,800)	(38,195)	(1,181)
USD/BRL	10/04/2016	CIT	BRL	(92,100)	(24,294)	(1,979)
USD/BRL	01/03/2018	BNP	BRL	(652)	(153)	38
USD/CAD	04/04/2016	CIT	CAD	(98,355)	(75,731)	(4,615)
USD/CAD	04/04/2016	JPM	CAD	(11,254)	(8,665)	(74)
USD/CAD	05/03/2016	CIT	CAD	(17,158)	(13,212)	(188)
USD/CAD	05/03/2016	JPM	CAD	(6,843)	(5,269)	(20)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
USD/EUR	05/13/2016	JPM	EUR	(36,203)	$(41,244)	$(1,270)
USD/EUR	05/13/2016	MSC	EUR	(17,616)	(20,069)	(621)
USD/EUR	05/13/2016	DUB	EUR	(12,772)	(14,551)	(589)
USD/EUR	05/13/2016	SCB	EUR	(5,451)	(6,210)	(276)
USD/EUR	05/13/2016	BOA	EUR	(45,894)	(52,286)	(1,520)
USD/EUR	05/13/2016	CIT	EUR	(27,841)	(31,718)	(540)
USD/EUR	06/13/2016	BOA	EUR	(44,424)	(50,662)	10,094
USD/EUR	06/13/2016	DUB	EUR	(15,830)	(18,053)	3,621
USD/EUR	06/27/2016	BCL	EUR	(11,124)	(12,692)	2,604
USD/EUR	06/27/2016	BOA	EUR	(10,052)	(11,469)	2,371
USD/GBP	04/04/2016	SCB	GBP	(36,492)	(52,411)	(1,621)
USD/GBP	05/03/2016	ANZ	GBP	(18,155)	(26,078)	82
USD/JPY	05/13/2016	DUB	JPY	(6,403,100)	(56,959)	456
USD/JPY	05/13/2016	BOA	JPY	(1,081,300)	(9,619)	32
USD/JPY	05/13/2016	JPM	JPY	(3,044,300)	(27,081)	49
USD/JPY	05/13/2016	CIT	JPY	(5,582,800)	(49,662)	(371)
USD/JPY	05/13/2016	UBS	JPY	(9,136,500)	(81,274)	(851)
USD/JPY	05/13/2016	JPM	JPY	(615,500)	(5,475)	(50)
USD/KRW	05/24/2016	JPM	KRW	(5,135,351)	(4,484)	(216)
USD/KRW	05/24/2016	BCL	KRW	(4,648,384)	(4,059)	(211)
USD/MXN	05/20/2016	BCL	MXN	(594,400)	(34,256)	(893)
USD/MXN	05/20/2016	CIT	MXN	(468,628)	(27,008)	(336)
USD/MYR	05/24/2016	BNP	MYR	(151,542)	(38,683)	(3,870)
USD/MYR	05/24/2016	UBS	MYR	(56,628)	(14,456)	(1,184)
USD/MYR	05/24/2016	CIT	MYR	(39,526)	(10,089)	(1,129)
USD/MYR	05/24/2016	SCB	MYR	(35,047)	(8,946)	(671)
USD/RUB	04/15/2016	MSC	RUB	(92,969)	(1,379)	(97)
USD/RUB	05/18/2016	DUB	RUB	(948,266)	(13,939)	(708)
USD/RUB	06/15/2016	MSC	RUB	(92,969)	(1,357)	(44)
USD/TWD	05/24/2016	BOA	TWD	(248,989)	(7,740)	(323)
USD/TWD	05/24/2016	JPM	TWD	(752,543)	(23,395)	(922)
USD/TWD	05/24/2016	SCB	TWD	(93,129)	(2,895)	(109)
					$(335,372)	$30,998
JNL/S&P International 5 Fund
JPY/USD	04/01/2016	CIT	JPY	10,440	$93	$1
SGD/USD	04/01/2016	CIT	SGD	76	56	1
					$149	$2
JNL/Scout Unconstrained Bond Fund
CAD/USD	07/08/2016	JPM	CAD	30,350	$23,371	$1,782
MXN/USD	06/10/2016	JPM	MXN	542,225	31,189	(244)
MXN/USD	06/10/2016	JPM	MXN	310,000	17,831	151
USD/CAD	07/08/2016	JPM	CAD	(30,350)	(23,371)	(400)
USD/MXN	06/10/2016	JPM	MXN	(405,000)	(23,296)	(616)
USD/MXN	06/10/2016	JPM	MXN	(38,550)	(2,217)	5
					$23,507	$678
JNL/Westchester Capital Event Driven Fund
AUD/USD	06/07/2016	JPM	AUD	5	$4	$—
EUR/USD	04/21/2016	JPM	EUR	181	206	—
EUR/USD	04/21/2016	JPM	EUR	490	559	8
GBP/USD	04/21/2016	JPM	GBP	1,365	1,961	14
USD/AUD	06/07/2016	JPM	AUD	(2,229)	(1,704)	(91)
USD/EUR	04/20/2016	JPM	EUR	(3,154)	(3,590)	(71)
USD/EUR	04/21/2016	JPM	EUR	(166)	(190)	4
USD/EUR	04/21/2016	JPM	EUR	(621)	(708)	(14)
USD/EUR	04/21/2016	JPM	EUR	(163)	(185)	—
USD/EUR	05/04/2016	JPM	EUR	(2,447)	(2,787)	(28)
USD/GBP	04/21/2016	JPM	GBP	(1,367)	(1,960)	144
USD/GBP	10/04/2016	JPM	GBP	(921)	(1,326)	22
USD/GBP	10/04/2016	JPM	GBP	(3,539)	(5,087)	(77)
USD/HKD	06/15/2016	JPM	HKD	(7,877)	(1,016)	(2)
USD/HKD	06/15/2016	JPM	HKD	(39,679)	(5,117)	3
USD/SEK	08/10/2016	JPM	SEK	(17,512)	(2,168)	(73)
					$(23,108)	$(161)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Franklin Templeton Global Multisector Bond Fund
JPM	3-Month LIBOR	Receiving	3.02%	08/22/2023		67,670	$—	$(7,837)
JPM	3-Month LIBOR	Receiving	3.85%	08/22/2043		38,670	—	(14,901)
							$—	$(22,738)
JNL/Goldman Sachs Core Plus Bond Fund
CIT	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.92%	11/19/2018	MYR	3,800	$—	$(8)
CIT	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.45%	11/15/2023	MYR	2,400	—	(26)
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.88%	11/14/2018	MYR	3,430	—	(7)
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.49%	08/14/2023	MYR	860	—	(10)
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.97%	12/11/2018	MYR	3,110	—	(8)
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.33%	09/26/2023	MYR	1,500	—	(13)
MSC	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.93%	11/20/2018	MYR	4,490	—	(10)
CIT	Brazil Interbank Deposit Rate	Paying	10.73%	01/04/2021	BRL	2,860	—	(86)
BCL	Korean Won 3-Month Certificate of Deposit	Receiving	2.17%	10/08/2025	KRW	6,231,500	—	(116)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/07/2024	KRW	336,440	—	(43)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/15/2017	KRW	9,863,860	—	117
JPM	Korean Won 3-Month Certificate of Deposit	Paying	2.24%	11/09/2025	KRW	2,767,690	—	58
JPM	Korean Won 3-Month Certificate of Deposit	Paying	2.33%	11/10/2025	KRW	2,597,280	—	64
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.18%	10/29/2017	KRW	4,841,110	—	53
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.30%	11/11/2025	KRW	810,330	—	19
							$—	$(16)
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.62%	05/30/2020	ZAR	31,000	$—	$(116)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.10%	06/07/2018	ZAR	45,200	—	(44)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.11%	06/07/2018	ZAR	28,175	—	(27)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/02/2019	ZAR	70,980	—	(229)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	—	(101)
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.80%	11/26/2016	THB	121,560	—	7
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.89%	12/15/2016	THB	181,440	—	17
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.90%	02/04/2021	THB	71,910	—	15
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.82%	02/15/2021	THB	31,420	—	2
CSI	Bloomberg Thailand 6-Month Reference Rate	Paying	1.83%	02/16/2021	THB	41,040	—	4
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.81%	11/24/2016	THB	38,360	—	2
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.89%	12/22/2016	THB	196,950	—	17
MSC	Bloomberg Thailand 6-Month Reference Rate	Paying	1.82%	11/28/2016	THB	82,480	—	6
BOA	Brazil Interbank Deposit Rate	Paying	13.96%	01/02/2018	BRL	30,110	—	27
BOA	Brazil Interbank Deposit Rate	Paying	15.75%	01/02/2019	BRL	6,290	—	64
CGM	Brazil Interbank Deposit Rate	Paying	11.50%	01/02/2017	BRL	9,210	—	(87)
CIT	Brazil Interbank Deposit Rate	Paying	14.46%	01/02/2018	BRL	5,870	—	19
CIT	Brazil Interbank Deposit Rate	Paying	12.52%	01/02/2019	BRL	5,620	—	(49)
CSI	Brazil Interbank Deposit Rate	Paying	12.58%	01/02/2017	BRL	12,970	—	(57)
CSI	Brazil Interbank Deposit Rate	Paying	11.12%	01/02/2018	BRL	6,120	—	(96)
DUB	Brazil Interbank Deposit Rate	Paying	14.36%	01/02/2019	BRL	3,870	—	12
DUB	Brazil Interbank Deposit Rate	Paying	16.17%	01/04/2021	BRL	11,060	—	193
DUB	Brazil Interbank Deposit Rate	Paying	14.08%	01/04/2021	BRL	2,410	—	6
DUB	Brazil Interbank Deposit Rate	Paying	14.56%	01/02/2023	BRL	11,590	—	71
DUB	Brazil Interbank Deposit Rate	Paying	14.25%	01/02/2023	BRL	1,800	—	6
DUB	Brazil Interbank Deposit Rate	Receiving	12.34%	01/02/2025	BRL	6,810	—	134
DUB	Brazil Interbank Deposit Rate	Paying	14.34%	01/02/2025	BRL	4,980	—	18
JPM	Brazil Interbank Deposit Rate	Receiving	12.29%	01/02/2017	BRL	13,430	—	82
MSC	Brazil Interbank Deposit Rate	Paying	14.08%	01/02/2019	BRL	12,130	—	20
MSC	Brazil Interbank Deposit Rate	Receiving	11.41%	01/04/2021	BRL	5,650	—	126
MSC	Brazil Interbank Deposit Rate	Paying	16.15%	01/04/2021	BRL	8,720	—	151
CSI	Colombian Interbank Rate	Receiving	5.11%	04/15/2019	COP	6,436,410	—	73
CSI	Colombian Interbank Rate	Receiving	6.06%	05/02/2024	COP	980,390	—	17
JPM	Colombian Interbank Rate	Receiving	6.10%	11/25/2016	COP	19,715,340	—	—
JPM	Colombian Interbank Rate	Receiving	5.19%	04/22/2019	COP	3,198,610	—	34
MSC	Colombian Interbank Rate	Receiving	6.39%	02/08/2017	COP	6,461,750	—	(1)
MSC	Colombian Interbank Rate	Receiving	6.57%	03/31/2017	COP	6,077,570	—	(3)
MSC	Colombian Interbank Rate	Receiving	6.55%	04/03/2017	COP	6,077,570	—	—
MSC	Colombian Interbank Rate	Paying	6.06%	05/02/2024	COP	980,390	(1)	(15)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/10/2022	KRW	12,686,460	$—	$(839)
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.88%	03/07/2017	KRW	10,270,520	—	123
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.24%	10/14/2017	KRW	1,609,170	—	19
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	5,210,010	—	56
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	10,012,000	—	(698)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	3.27%	04/30/2024	KRW	10,900,000	—	1,282
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	01/15/2024	KRW	1,215,460	—	(155)
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/13/2017	KRW	7,880,280	—	93
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/13/2017	KRW	1,350,900	—	16
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/14/2017	KRW	1,475,970	—	17
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/14/2017	KRW	1,475,970	—	18
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	1,981,600	—	21
MSC	Korean Won 3-Month Certificate of Deposit	Paying	1.46%	02/03/2019	KRW	4,987,510	—	4
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	—	216
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	—	(25)
JPM	Mexican Interbank Rate	Receiving	6.15%	05/28/2024	MXN	15,700	—	(18)
BOA	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	266,680	—	(7)
CGM	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	159,880	(4)	—
MSC	Mumbai Interbank Offered Rate	Receiving	6.42%	09/21/2021	INR	67,860	(1)	(1)
							$(6)	$420
JNL Multi-Manager Alternative Fund
BOA	Brazil Interbank Deposit Rate	Paying	12.49%	01/04/2021	BRL	12,970	$—	$(149)
JNL/PIMCO Real Return Fund
CIT	France CPI Excluding Tobacco	Paying	1.68%	06/15/2025	EUR	4,700	$—	$421
BNP	Harmonised Index of Consumer Prices	Receiving	0.55%	10/15/2017	EUR	2,100	—	(19)
CGM	Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/2018	EUR	2,600	—	(30)
CIT	Harmonised Index of Consumer Prices	Receiving	0.66%	08/15/2018	EUR	1,400	(2)	(15)
CIT	Harmonised Index of Consumer Prices	Receiving	0.64%	09/15/2018	EUR	1,000	—	(12)
DUB	Harmonised Index of Consumer Prices	Receiving	0.58%	10/15/2017	EUR	3,000	—	(29)
DUB	Harmonised Index of Consumer Prices	Receiving	0.57%	10/15/2017	EUR	1,100	—	(11)
DUB	Harmonised Index of Consumer Prices	Receiving	0.61%	09/15/2018	EUR	600	—	(6)
DUB	Harmonised Index of Consumer Prices	Receiving	0.61%	09/15/2018	EUR	1,300	—	(14)
DUB	Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/2018	EUR	3,000	1	(35)
DUB	Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/2018	EUR	1,700	—	(20)
DUB	Harmonised Index of Consumer Prices	Receiving	0.65%	10/15/2018	EUR	700	2	(10)
JPM	Harmonised Index of Consumer Prices	Receiving	0.58%	10/15/2017	EUR	4,200	—	(41)
MSS	Harmonised Index of Consumer Prices	Receiving	0.62%	09/15/2018	EUR	2,100	—	(24)
UBS	Harmonised Index of Consumer Prices	Receiving	0.53%	10/15/2017	EUR	3,000	—	(26)
UBS	Harmonised Index of Consumer Prices	Receiving	0.53%	10/15/2017	EUR	4,000	2	(37)
UBS	Harmonised Index of Consumer Prices	Receiving	0.53%	10/15/2017	EUR	1,900	2	(18)
UBS	Harmonised Index of Consumer Prices	Receiving	0.61%	09/15/2018	EUR	1,500	—	(16)
UBS	Harmonised Index of Consumer Prices	Receiving	0.61%	09/15/2018	EUR	1,300	—	(14)
BNP	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	2,900	14	279
BOA	U.K. Retail Price Index	Paying	3.43%	06/15/2030	GBP	1,800	1	197
CGM	U.K. Retail Price Index	Paying	3.30%	12/15/2030	GBP	3,600	1	189
CIT	U.K. Retail Price Index	Paying	3.19%	04/15/2030	GBP	2,700	—	146
CIT	U.K. Retail Price Index	Paying	3.43%	06/15/2030	GBP	2,500	2	272
CIT	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	2,100	(7)	164
CIT	U.K. Retail Price Index	Paying	3.28%	09/15/2030	GBP	3,900	—	232
CSI	U.K. Retail Price Index	Paying	3.35%	05/15/2030	GBP	500	—	47
CSI	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	2,700	(2)	275
CSI	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	2,100	33	468
CSI	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	600	(20)	164
CSI	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	700	(23)	190
CSI	U.K. Retail Price Index	Paying	3.55%	11/15/2044	GBP	100	—	27
CSI	U.K. Retail Price Index	Paying	3.55%	11/15/2044	GBP	400	(1)	110
CSI	U.K. Retail Price Index	Paying	3.53%	12/15/2044	GBP	1,500	13	369
CSI	U.K. Retail Price Index	Paying	3.45%	12/15/2044	GBP	1,200	(4)	235
DUB	U.K. Retail Price Index	Paying	3.35%	05/15/2030	GBP	4,400	—	411
DUB	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	2,500	—	187

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
DUB	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	3,100	$12	$219
DUB	U.K. Retail Price Index	Paying	3.33%	08/15/2030	GBP	4,100	16	290
JPM	U.K. Retail Price Index	Paying	3.40%	06/15/2030	GBP	5,600	(3)	568
UBS	U.K. Retail Price Index	Paying	3.32%	05/15/2030	GBP	5,000	—	425
BBP	US CPURNSA	Receiving	1.91%	04/17/2017		15,400	—	(528)
BBP	US CPURNSA	Receiving	2.02%	08/21/2017		22,600	—	(817)
BBP	US CPURNSA	Receiving	2.02%	08/21/2017		20,600	(13)	(731)
BNP	US CPURNSA	Receiving	1.83%	11/29/2016		400	—	(11)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	11	(596)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		5,800	13	(346)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		6,200	38	(762)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	130	(982)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	104	(957)
BOA	US CPURNSA	Receiving	1.01%	10/16/2017		3,700	—	19
BOA	US CPURNSA	Receiving	1.73%	08/26/2025		1,000	—	2
CIT	US CPURNSA	Receiving	2.25%	07/15/2017		16,600	4	(956)
DUB	US CPURNSA	Receiving	1.94%	10/07/2016		22,000	—	(676)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		2,000	(1)	(52)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		3,800	(1)	(102)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		6,100	—	(165)
DUB	US CPURNSA	Receiving	1.85%	11/29/2016		23,700	—	(654)
DUB	US CPURNSA	Receiving	1.93%	02/10/2017		30,900	—	(840)
DUB	US CPURNSA	Receiving	2.32%	11/16/2017		12,300	—	(742)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		5,700	129	(795)
DUB	US CPURNSA	Receiving	2.56%	05/08/2023		11,800	—	(1,430)
MSC	US CPURNSA	Paying	2.06%	05/12/2025		23,000	—	689
							$451	$(5,924)
JNL/PIMCO Total Return Bond Fund
CSI	Mexican Interbank Rate	Paying	6.34%	11/12/2019	MXN	15,100	$—	$16
BOA	US CPURNSA	Receiving	0.40%	09/25/2016		9,100	—	24
							$—	$40

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
N/A	3-Month LIBOR	Receiving	1.95%	09/11/2022	18,900		$(704)
N/A	3-Month LIBOR	Receiving	1.64%	10/19/2022	19,060		(330)
N/A	3-Month LIBOR	Receiving	1.83%	11/03/2022	19,190		(555)
N/A	6-Month GBP LIBOR	Receiving	0.93%	02/26/2020	GBP	51,193	147
							$(1,442)
JNL/Franklin Templeton Global Multisector Bond Fund
N/A	3-Month LIBOR	Receiving	0.93%	10/17/2017	74,970		$(141)
N/A	3-Month LIBOR	Receiving	2.79%	03/31/2024	6,980		(687)
N/A	3-Month LIBOR	Receiving	2.73%	07/07/2024	73,570		(7,091)
N/A	3-Month LIBOR	Receiving	1.91%	01/22/2025	36,540		(1,093)
N/A	3-Month LIBOR	Receiving	1.97%	01/23/2025	45,670		(1,578)
N/A	3-Month LIBOR	Receiving	1.97%	01/27/2025	26,950		(939)
N/A	3-Month LIBOR	Receiving	1.94%	01/29/2025	6,740		(214)
N/A	3-Month LIBOR	Receiving	1.94%	01/30/2025	5,710		(184)
N/A	3-Month LIBOR	Receiving	1.82%	02/03/2025	8,990		(193)
N/A	3-Month LIBOR	Receiving	1.98%	03/27/2025	5,750		(200)
N/A	3-Month LIBOR	Receiving	1.99%	03/27/2025	5,750		(204)
N/A	3-Month LIBOR	Receiving	2.45%	07/02/2025	28,720		(2,170)
N/A	3-Month LIBOR	Receiving	3.49%	03/31/2044	3,320		(995)
							$(15,689)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
N/A	3-Month Canada Bankers Acceptance	Paying	1.00%	06/15/2021	CAD	73,940	$(6)
N/A	3-Month LIBOR	Receiving	2.00%	06/15/2021		30,190	(326)
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026		16,140	(279)
N/A	3-Month LIBOR	Paying	2.50%	12/15/2026		10,670	33
N/A	3-Month LIBOR	Paying	3.00%	12/17/2035		14,470	9
N/A	3-Month LIBOR	Paying	2.75%	12/19/2045		14,520	1
N/A	3-Month LIBOR	Paying	2.50%	06/15/2046		410	2
N/A	3-Month New Zealand Bank Bill	Receiving	3.00%	06/15/2026	NZD	13,960	(111)
N/A	3-Month South African Johannesburg Interbank Rate	Receiving	9.15%	08/24/2025	ZAR	13,170	(5)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	9.20%	10/27/2025	ZAR	17,470	(1)
N/A	3-Month Stockholm Interbank Offered Rate	Paying	0.05%	06/15/2018	SEK	248,220	(27)
N/A	3-Month Stockholm Interbank Offered Rate	Receiving	0.50%	06/15/2021	SEK	281,760	13
N/A	3-Month Stockholm Interbank Offered Rate	Receiving	1.25%	06/15/2026	SEK	111,990	(23)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	2.50%	06/15/2021	AUD	10,580	29
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	3.10%	03/24/2026	AUD	7,420	13
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	3.00%	06/15/2026	AUD	32,240	126
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	3.00%	06/16/2026	AUD	5,830	51
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	0.10%	06/15/2023	JPY	3,702,400	(24)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	1.00%	12/16/2025	JPY	2,625,980	(257)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	2.00%	12/17/2035	JPY	1,834,450	(211)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	0.90%	03/30/2036	JPY	476,260	(9)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	0.50%	06/15/2036	JPY	94,250	(1)
N/A	6-Month British Bankers’ Association Yen LIBOR	Receiving	2.00%	12/19/2045	JPY	1,997,900	(567)
N/A	6-Month Euribor	Receiving	(0.09)%	02/17/2019	EUR	24,970	(17)
N/A	6-Month Euribor	Receiving	0.10%	02/09/2020	EUR	38,570	(53)
N/A	6-Month Euribor	Paying	0.05%	02/26/2020	EUR	27,960	2
N/A	6-Month Euribor	Paying	0.50%	02/09/2023	EUR	12,970	100
N/A	6-Month Euribor	Paying	0.75%	06/15/2023	EUR	19,440	110
N/A	6-Month Euribor	Paying	1.57%	05/11/2025	EUR	5,920	44
N/A	6-Month Euribor	Paying	1.57%	05/11/2025	EUR	42,280	1,684
N/A	6-Month Euribor	Paying	2.00%	09/16/2025	EUR	10,610	396
N/A	6-Month Euribor	Paying	1.55%	01/06/2026	EUR	29,190	692
N/A	6-Month Euribor	Paying	1.00%	06/15/2026	EUR	53,760	(59)
N/A	6-Month Euribor	Receiving	1.50%	12/15/2026	EUR	2,590	(4)
N/A	6-Month Euribor	Receiving	1.70%	05/11/2035	EUR	13,930	(1,385)
N/A	6-Month Euribor	Paying	1.25%	12/19/2045	EUR	4,450	53
N/A	6-Month GBP LIBOR	Receiving	1.16%	02/16/2021	GBP	5,450	(2)
N/A	6-Month GBP LIBOR	Receiving	1.75%	06/15/2021	GBP	8,060	24
N/A	6-Month GBP LIBOR	Receiving	1.94%	12/11/2022	GBP	7,160	(301)
N/A	6-Month GBP LIBOR	Paying	1.57%	02/16/2025	GBP	5,340	12
N/A	6-Month GBP LIBOR	Receiving	2.75%	09/16/2025	GBP	7,060	(313)
N/A	6-Month GBP LIBOR	Paying	2.19%	12/11/2027	GBP	12,580	843
N/A	6-Month GBP LIBOR	Receiving	2.25%	12/11/2032	GBP	6,410	(562)
N/A	6-Month GBP LIBOR	Receiving	1.82%	02/16/2033	GBP	1,550	(3)
N/A	6-Month GBP LIBOR	Receiving	2.25%	01/05/2046	GBP	8,140	(495)
N/A	6-Month GBP LIBOR	Receiving	2.00%	06/15/2046	GBP	11,620	78
N/A	6-Month Norway Interbank Offered Rate	Receiving	2.50%	06/17/2025	NOK	12,770	(32)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	3.30%	01/20/2026	PLN	3,360	23
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	3.13%	01/22/2026	PLN	6,980	35
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	3.16%	01/25/2026	PLN	3,130	17
N/A	Mexican Interbank Rate	Paying	3.91%	11/07/2016	MXN	81,600	(9)
N/A	Mexican Interbank Rate	Paying	3.92%	11/08/2016	MXN	34,680	(4)
N/A	Mexican Interbank Rate	Paying	3.90%	11/09/2016	MXN	70,170	(8)
							$(704)
JNL/Goldman Sachs Emerging Markets Debt Fund
N/A	3-Month Hong Kong Interbank Offered Rate	Receiving	1.50%	09/21/2021	HKD	26,480	$(25)
N/A	3-Month LIBOR	Receiving	0.59%	09/21/2016		7,690	8
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.60%	03/16/2018	ZAR	113,840	(20)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.28%	09/05/2019	ZAR	11,760	(18)
N/A	3-Month South African Johannesburg Interbank Rate	Receiving	7.89%	12/18/2024	ZAR	13,610	42

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
N/A	6-Month Euribor	Receiving	1.00%	06/15/2026	EUR	380	$—
N/A	Mexican Interbank Rate	Paying	5.25%	09/06/2023	MXN	68,530	34
N/A	Mexican Interbank Rate	Receiving	5.66%	01/24/2025	MXN	27,480	43
N/A	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	185,250	301
							$365
JNL Multi-Manager Alternative Fund
N/A	3-Month LIBOR	Paying	0.77%	02/26/2018		13,560	$(19)
N/A	3-Month LIBOR	Receiving	1.90%	11/30/2022		55,995	(1,946)
N/A	3-Month LIBOR	Receiving	2.72%	02/15/2041		792	(95)
N/A	3-Month LIBOR	Receiving	2.59%	11/04/2045		3,880	(386)
N/A	Federal Funds Effective Rate	Receiving	0.42%	06/15/2016		130,770	(7)
N/A	Federal Funds Effective Rate	Receiving	0.55%	07/27/2016		30,560	(5)
							$(2,458)
JNL/PIMCO Real Return Fund
N/A	3-Month LIBOR	Paying	1.50%	12/16/2017		15,100	$42
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2020		44,800	(643)
N/A	3-Month LIBOR	Receiving	2.23%	09/16/2025		4,500	(245)
N/A	3-Month LIBOR	Receiving	2.23%	09/16/2025		5,300	(285)
N/A	3-Month LIBOR	Receiving	2.35%	10/02/2025		29,000	(1,888)
N/A	3-Month LIBOR	Receiving	2.80%	10/28/2025		159,000	(4,149)
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025		31,100	(2,922)
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026		78,000	(1,869)
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026		14,200	(76)
N/A	3-Month LIBOR	Receiving	2.50%	06/15/2046		100	1
N/A	3-Month LIBOR	Paying	2.50%	06/15/2046		100	4
N/A	6-Month GBP LIBOR	Receiving	1.50%	09/21/2026	GBP	23,500	(250)
N/A	6-Month GBP LIBOR	Receiving	2.00%	09/16/2045	GBP	21,020	(4,585)
N/A	Mexican Interbank Rate	Paying	6.71%	09/20/2029	MXN	135,600	(13)
							$(16,878)
JNL/PIMCO Total Return Bond Fund
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2019		328,800	$427
N/A	3-Month LIBOR	Receiving	2.00%	12/16/2020		62,200	74
N/A	3-Month LIBOR	Paying	1.50%	02/02/2021		24,100	(54)
N/A	3-Month LIBOR	Receiving	2.00%	06/15/2021		199,900	(702)
N/A	3-Month LIBOR	Receiving	2.00%	06/15/2021		21,600	(88)
N/A	3-Month LIBOR	Receiving	2.25%	12/16/2022		227,600	103
N/A	3-Month LIBOR	Receiving	2.35%	08/05/2025		54,200	73
N/A	3-Month LIBOR	Receiving	2.50%	12/16/2025		39,500	(33)
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026		72,300	(41)
N/A	3-Month LIBOR	Receiving	2.25%	06/15/2026		14,900	(17)
N/A	3-Month LIBOR	Receiving	2.75%	12/16/2045		349,000	703
N/A	3-Month LIBOR	Receiving	2.50%	06/15/2046		17,100	47
N/A	3-Month LIBOR	Receiving	2.50%	06/15/2046		39,600	(1,111)
N/A	6-Month GBP LIBOR	Receiving	1.50%	12/16/2017	GBP	105,300	122
N/A	6-Month GBP LIBOR	Receiving	1.00%	06/15/2018	GBP	44,400	82
N/A	6-Month GBP LIBOR	Receiving	1.00%	09/21/2018	GBP	158,400	(489)
N/A	6-Month GBP LIBOR	Receiving	1.25%	09/21/2018	GBP	44,900	111
N/A	6-Month GBP LIBOR	Receiving	1.50%	09/21/2018	GBP	17,000	33
N/A	Federal Funds Effective Rate	Receiving	0.50%	06/17/2016		92,200	(180)
N/A	Mexican Interbank Rate	Paying	4.06%	08/24/2016	MXN	4,152,900	(450)
N/A	Mexican Interbank Rate	Paying	4.39%	07/28/2017	MXN	364,100	(99)
N/A	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	116,000	(44)
N/A	Mexican Interbank Rate	Paying	5.01%	10/10/2019	MXN	56,700	(20)
N/A	Mexican Interbank Rate	Paying	6.32%	11/12/2019	MXN	23,900	—
N/A	Mexican Interbank Rate	Paying	5.27%	02/05/2020	MXN	865,600	(331)
N/A	Mexican Interbank Rate	Paying	5.62%	06/02/2020	MXN	375,100	(125)
N/A	Mexican Interbank Rate	Paying	5.54%	06/11/2020	MXN	171,800	(61)
N/A	Mexican Interbank Rate	Paying	6.96%	07/27/2020	MXN	579,300	(227)
N/A	Mexican Interbank Rate	Paying	5.50%	09/22/2020	MXN	322,600	(101)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
N/A	Mexican Interbank Rate	Paying	5.31%	10/22/2020	MXN	561,500	$(171)
N/A	Mexican Interbank Rate	Paying	5.10%	02/05/2021	MXN	238,100	(118)
N/A	Mexican Interbank Rate	Paying	5.37%	02/19/2021	MXN	369,600	77
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	30,500	(10)
N/A	Mexican Interbank Rate	Paying	5.61%	10/08/2021	MXN	162,400	(48)
N/A	Mexican Interbank Rate	Paying	5.43%	11/17/2021	MXN	1,574,000	(375)
N/A	Mexican Interbank Rate	Paying	5.92%	12/08/2021	MXN	29,700	(10)
N/A	Mexican Interbank Rate	Paying	5.80%	12/10/2021	MXN	13,700	(3)
N/A	Mexican Interbank Rate	Paying	5.85%	12/21/2021	MXN	72,900	(19)
N/A	Mexican Interbank Rate	Paying	5.38%	01/07/2022	MXN	304,700	(61)
N/A	Mexican Interbank Rate	Paying	6.00%	06/07/2022	MXN	393,700	(94)
N/A	Mexican Interbank Rate	Paying	5.83%	01/12/2023	MXN	710,200	(42)
N/A	Mexican Interbank Rate	Paying	6.53%	06/05/2025	MXN	154,000	(14)
N/A	Mexican Interbank Rate	Paying	5.99%	01/30/2026	MXN	9,200	(5)
							$(3,291)

Schedule of Over the Counter Cross-Currency Swap Agreements

Counterparty	Receive Rate(8)	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
BOA	Fixed rate of 1.23%	Fixed rate of 0.10%	03/15/2017		5,855	JPY	(705,750)	$(431)
BOA	Fixed rate of 1.84%	Fixed rate of 0.10%	03/15/2018		7,271	JPY	(818,550)	7
BOA	Fixed rate of 1.96%	Fixed rate of 0.10%	03/15/2018		10,921	JPY	(1,238,400)	(43)
								$(467)
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate + 0.38%	3-Month LIBOR	05/13/2024	ZAR	7,150		(690)	(200)
DUB	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	05/23/2019	ZAR	11,408		(1,096)	(323)
DUB	Fixed rate of 8.05%	3-Month LIBOR	12/04/2016	TRY	11,900		(5,339)	(1,077)
DUB	Fixed rate of 8.08%	3-Month LIBOR	12/05/2016	TRY	6,325		(2,830)	(565)
MSC	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/13/2024	ZAR	14,790		(1,427)	(414)
								$(2,579)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	$70	$—	$—	$—
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	80	(1)	(1)	—
BOA	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	1,600	6	9	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	390	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(3)	(3)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(3)	(3)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(3)	(3)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	400	(4)	(1)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	630	(6)	(2)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	70	—	—	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(4)	(1)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	760	(7)	(2)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	730	(7)	(3)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	320	(3)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	470	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	140	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	920	(9)	(6)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,030	(26)	—	(26)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	280	(3)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	70	—	—	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	200	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(3)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	320	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	700	(6)	(4)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	190	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	420	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	870	(8)	(6)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	430	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	210	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(2)	(2)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(3)	(4)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	400	(3)	(5)	2
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(3)	(5)	2
CIT	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	3,500	14	29	(15)
CIT	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	320	1	2	(1)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(2)	(1)	(1)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(5)	(2)	(3)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	30	—	—	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(1)	(1)	—
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	2,230	9	20	(11)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	360	1	2	(1)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	100	1	1	—
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	1,850	8	8	—
					$26,120	$(103)	$(10)	$(93)
JNL/Goldman Sachs Emerging Markets Debt Fund
Credit default swap agreements - purchase protection (2)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$270	$(3)	$(1)	$(2)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	540	(5)	(2)	(3)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	170	(1)	(1)	—
BOA	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	2,170	9	24	(15)
BOA	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	970	4	14	(10)
BOA	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	550	2	3	(1)
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	1,770	8	16	(8)
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	950	3	10	(7)
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	3,080	13	40	(27)
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	90	—	1	(1)
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	740	3	9	(6)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Credit default swap agreements - purchase protection (2) (continued)
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	$990	$4	$12	$(8)
CGM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	630	3	3	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	420	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	660	(6)	(5)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(5)	(4)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(6)	(5)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(5)	(5)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,320	(12)	(3)	(9)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	130	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	850	(7)	(1)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,120	(10)	(3)	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	800	(8)	(3)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	350	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	750	(7)	(4)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	810	(7)	(5)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,770	(33)	—	(33)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	220	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,040	(9)	(3)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	920	(8)	(6)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	230	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	340	(3)	(2)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	560	(5)	(4)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	660	(6)	(3)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,240	(11)	(7)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	140	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,130	(9)	(7)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	150	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	520	(4)	(5)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(3)	(4)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	620	(5)	(8)	3
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	750	(7)	(12)	5
CIT	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	340	2	4	(2)
CIT	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	90	1	1	—
CIT	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	540	2	4	(2)
DUB	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	1,220	5	11	(6)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	490	(5)	(2)	(3)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	510	(5)	(2)	(3)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2019	3,520	(19)	(32)	13
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	2,720	11	34	(23)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	1,130	4	15	(11)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	990	4	12	(8)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	760	3	4	(1)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2020	2,290	9	9	—
					$49,340	$(141)	$77	$(218)
JNL Multi-Manager Alternative Fund
Credit default swap agreements - purchase protection (2)
CGM	Anglo American Capital Plc, 4.45%, 09/27/2020	N/A	5.00%	12/20/2020	$403	$21	$34	$(13)
CGM	ArcelorMittal, 6.13%, 06/01/2018	N/A	5.00%	12/20/2020	403	6	30	(24)
CGM	Schaeffler Finance, 3.25%, 05/15/2019	N/A	5.00%	12/20/2020	184	(24)	(30)	6
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	341	(3)	(1)	(2)
CGM	Vodafone Group Plc, 5.00%, 06/04/2018	N/A	1.00%	06/20/2020	353	(3)	(2)	(1)
					$1,684	$(3)	$31	$(34)
Credit default swap agreements - sell protection (3)
BCL	Federative Republic of Brazil, 4.25%, 01/07/2025	3.28%	1.00%	12/20/2020	$(83)	$(9)	$(14)	$5

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
BCL	Federative Republic of Brazil, 4.25%, 01/07/2025	3.28%	1.00%	12/20/2020	$(33)	$(3)	$(5)	$2
					$(116)	$(12)	$(19)	$7
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection (3)
DUB	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	$(4,400)	$(197)	$(229)	$32
MLP	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(1,000)	(45)	(70)	25
DUB	Italy Government International Bond, 6.88%, 09/27/2023	0.82%	1.00%	03/20/2019	(1,600)	8	(28)	36
BBP	Republic of Indonesia, 6.88%, 03/09/2017	1.42%	1.00%	12/20/2019	(3,000)	(44)	(94)	50
BOA	Republic of Indonesia, 6.88%, 03/09/2017	1.42%	1.00%	12/20/2019	(2,900)	(43)	(68)	25
JPM	Republic of Indonesia, 6.88%, 03/09/2017	1.42%	1.00%	12/20/2019	(2,200)	(33)	(52)	19
BOA	Volkswagen International Finance, 5.38%, 05/22/2018	0.72%	1.00%	12/20/2016	(296)	1	(2)	3
					$(15,396)	$(353)	$(543)	$190
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.24%	1.00%	09/20/2016	$(2,000)	$7	$31	$(24)
CGM	BorgWarner Inc., 8.00%, 10/01/2019	0.77%	1.00%	12/20/2020	(5,500)	61	(121)	182
GSI	CDX.NA.IG.9 30-100%	N/A	0.55%	12/20/2017	(1,447)	13	—	13
BCL	Citigroup Inc., 6.13%, 05/15/2018	0.91%	1.00%	12/20/2020	(10,000)	43	(9)	52
BOA	Citigroup Inc., 6.13%, 05/15/2018	0.34%	1.00%	09/20/2016	(2,400)	8	29	(21)
DUB	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(21,800)	(980)	(1,137)	157
MLP	CMBX.NA.AAA.8	N/A	0.50%	10/17/2057	(20,700)	(930)	(1,535)	605
UBS	CMBX.NA.AAA.9	N/A	0.50%	09/17/2058	(10,700)	(674)	(950)	276
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	0.60%	1.00%	06/20/2016	(4,900)	6	(2)	8
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.60%	1.00%	06/20/2016	(4,000)	4	(5)	9
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	0.60%	1.00%	09/20/2016	(1,500)	4	(7)	11
MLP	Federative Republic of Brazil, 12.25%, 03/06/2030	0.60%	1.95%	04/20/2016	(100)	1	—	1
CSI	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.01%	1.00%	12/20/2020	(2,600)	(1)	(10)	9
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.44%	1.00%	06/20/2017	(1,000)	7	15	(8)
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	1.01%	1.00%	12/20/2020	(1,900)	—	(8)	8
CGM	Metlife Inc., 4.75%, 02/08/2021	1.20%	1.00%	12/20/2020	(16,100)	(145)	21	(166)
BCL	Morgan Stanley, 3.75%, 02/25/2023	0.99%	1.00%	12/20/2020	(5,000)	4	(12)	16
BNP	Morgan Stanley, 3.75%, 02/25/2023	0.99%	1.00%	12/20/2020	(8,000)	7	(15)	22
BBP	Petrobras International Finance Co, 8.38%, 12/10/2018	8.76%	1.00%	12/20/2019	(4,200)	(1,002)	(524)	(478)
BNP	Petrobras International Finance Co, 8.38%, 12/10/2018	8.76%	1.00%	12/20/2019	(5,200)	(1,241)	(564)	(677)
BNP	Petrobras International Finance Co, 8.38%, 12/10/2018	8.90%	1.00%	03/20/2020	(1,400)	(357)	(254)	(103)
JPM	Petrobras International Finance Co, 8.38%, 12/10/2018	8.76%	1.00%	12/20/2019	(800)	(191)	(90)	(101)
MSC	Petrobras International Finance Co, 8.38%, 12/10/2018	8.76%	1.00%	12/20/2019	(2,100)	(501)	(194)	(307)
BOA	Sprint Communications, 8.38%, 08/15/2017	10.30%	5.00%	12/20/2019	(500)	(75)	26	(101)
CGM	Sprint Communications, 8.38%, 08/15/2017	10.30%	5.00%	12/20/2019	(200)	(30)	10	(40)
BCL	Tesco Plc, 6.00%, 12/14/2049	2.59%	1.00%	12/20/2020	(5,690)	(402)	(488)	86
CSI	Tesco Plc, 6.00%, 12/14/2049	2.59%	1.00%	12/20/2020	(2,276)	(161)	(208)	47
BBP	United Mexican States, 5.95%, 03/19/2019	0.70%	1.00%	03/20/2018	(14,000)	88	34	54
BCL	United Mexican States, 5.95%, 03/19/2019	1.47%	1.00%	12/20/2020	(16,900)	(352)	(607)	255
BNP	United Mexican States, 5.95%, 03/19/2019	0.56%	1.00%	09/20/2017	(400)	2	(9)	11
BOA	United Mexican States, 5.95%, 03/19/2019	1.13%	1.00%	09/20/2019	(1,900)	(8)	13	(21)
CGM	United Mexican States, 5.95%, 03/19/2019	1.20%	1.00%	12/20/2019	(6,900)	(47)	41	(88)
CGM	United Mexican States, 5.95%, 03/19/2019	1.40%	1.00%	09/20/2020	(5,200)	(87)	(135)	48
CGM	United Mexican States, 5.95%, 03/19/2019	1.47%	1.00%	12/20/2020	(20,600)	(429)	(877)	448
DUB	United Mexican States, 5.95%, 03/19/2019	0.56%	1.00%	09/20/2017	(3,200)	22	(43)	65
DUB	United Mexican States, 5.95%, 03/19/2019	1.47%	1.00%	12/20/2020	(11,700)	(244)	(501)	257
JPM	United Mexican States, 5.95%, 03/19/2019	1.40%	1.00%	09/20/2020	(14,400)	(241)	(396)	155
MSC	United Mexican States, 5.95%, 03/19/2019	0.56%	1.00%	09/20/2017	(2,600)	17	(36)	53
JPM	United Mexican States, 7.50%, 04/08/2033	0.29%	1.00%	09/20/2016	(900)	3	5	(2)
BNP	Volkswagen International Finance, 5.38%, 05/22/2018	1.02%	1.00%	12/20/2017	(5,007)	—	(86)	86
BOA	Volkswagen International Finance, 5.38%, 05/22/2018	0.72%	1.00%	12/20/2016	(4,665)	11	(30)	41
JPM	Volkswagen International Finance, 5.38%, 05/22/2018	1.02%	1.00%	12/20/2017	(6,258)	—	(106)	106

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
MSC	Volkswagen International Finance, 5.38%, 05/22/2018	0.72%	1.00%	12/20/2016	$(1,934)	$5	$(17)	$22
					$(258,577)	$(7,785)	$(8,751)	$966

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value(5)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.25	5.00%	12/20/2020	$8,442	$(244)	$(3)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	10,352	(281)	(66)
				$18,794	$(525)	$(69)
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.25	1.00%	12/20/2020	$(22,858)	$115	$(72)
N/A	iTraxx Europe Series 24	5.00%	12/20/2020	(13,850)	1,161	189
				$(36,708)	$1,276	$117
JNL Multi-Manager Alternative Fund
Credit default swap agreements - purchase protection (2)
N/A	iTraxx Europe Series 25	5.00%	06/20/2021	$3,540	$(368)	$12
N/A	CDX.NA.HY.26	5.00%	06/20/2021	1,771	(48)	(19)
N/A	CDX.NA.IG.25	1.00%	12/20/2020	860	(4)	(1)
				$6,171	$(420)	$(8)
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.26	5.00%	06/20/2021	$(260)	$7	$2
N/A	iTraxx Europe Series 24	5.00%	12/20/2020	(2,200)	184	(55)
				$(2,460)	$191	$(53)
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.25	5.00%	12/20/2020	$(30,000)	$865	$826
N/A	CDX.NA.HY.26	5.00%	06/20/2021	(15,000)	406	161
				$(45,000)	$1,271	$987
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.IG.25	1.00%	12/20/2020	$56,000	$(282)	$83
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(15,543)	$809	$803

Schedule of Over the Counter Contracts for Difference

Counterparty	Reference Entity	Financing Fee	Expiration	Contracts (Short)	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Boston Partners Global Long Short Equity Fund
GSI	Aberdeen Asset Management	1-Month GBP LIBOR -0.40%	TBD	(753)	GBP	2,027	$(88)
GSI	Atlas Copco AB	Stockholm Interbank Offered Rate -0.40%	TBD	(151)	SEK	30,326	(59)
GSI	Autoliv Inc.	Federal Funds Effective Rate -2.09%	TBD	(15)		1,669	(54)
GSI	Bemis Company Inc.	Federal Funds Effective Rate -0.25%	TBD	(64)		3,364	29
GSI	Caterpillar Inc.	Federal Funds Effective Rate -0.25%	TBD	(55)		3,980	(218)
GSI	Cogent Communications	Federal Funds Effective Rate -0.25%	TBD	(88)		3,290	(188)
GSI	Coloplast A/S	Danish Krone LIBOR -0.40%	TBD	(41)	DKK	20,604	75
GSI	Eclat Textile Co.	Federal Funds Effective Rate -4.08%	TBD	(266)		3,384	(117)
GSI	Elekta AB — Class B	Stockholm Interbank Offered Rate -3.86%	TBD	(327)	SEK	20,167	37
GSI	First Financial Bank	Federal Funds Effective Rate -2.17%	TBD	(87)		2,474	(117)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Over the Counter Contracts for Difference

Counterparty	Reference Entity	Financing Fee	Expiration	Contracts (Short)	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Boston Partners Global Long Short Equity Fund (continued)
GSI	Fugro NV	Euro Overnight Index Average -0.75%	TBD	(73)	EUR	1,233	$8
GSI	Hang Seng Bank Ltd.	1-Month Hong Kong Interbank Offered Rate -0.50%	TBD	(58)	HKD	7,687	(70)
GSI	IMI Plc	1-Month GBP LIBOR -0.40%	TBD	(134)	GBP	1,255	(26)
GSI	Kakao Corp.	Federal Funds Effective Rate -7.25%	TBD	(29)		2,749	191
GSI	McDonald’s Holdings Co. Japan	British Bankers’ Association Yen LIBOR -5.25%	TBD	(125)	JPY	338,923	37
GSI	Oversea-Chinese Banking Corp.	Singapore Swap Offer Rate -0.50%	TBD	(524)	SGD	4,673	31
GSI	PZ Cussons Plc	1-Month GBP LIBOR -0.50%	TBD	(574)	GBP	1,723	(35)
GSI	Remy Cointreau SA	Euro Overnight Index Average -0.40%	TBD	(27)	EUR	1,771	(38)
GSI	Sembcorp Marine Ltd.	Singapore Swap Offer Rate -16.50%	TBD	(2,997)	SGD	5,050	50
GSI	Sky Plc	1-Month GBP LIBOR -0.40%	TBD	(127)	GBP	1,304	(25)
GSI	Spirax-Sarco Engineering Plc	1-Month GBP LIBOR -0.40%	TBD	(54)	GBP	1,858	(145)
GSI	Tod’s SpA	Euro Overnight Index Average -6.73%	TBD	(38)	EUR	2,574	214
GSI	Transocean Ltd.	Federal Funds Effective Rate -9.50%	TBD	(107)		1,155	178
GSI	Unilever Indonesia Tbk PT	Federal Funds Effective Rate -3.00%	TBD	(342)		1,121	14
GSI	Vale SA	Federal Funds Effective Rate -10.36%	TBD	(430)		1,537	(280)
GSI	World Wrestling Entertainment, Inc.	Federal Funds Effective Rate -9.66%	TBD	(113)		2,008	(25)
							$(621)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/ Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AB Dynamic Asset Allocation Fund
Total return swap agreements - receiving return
CGM	Russell 2000 Total Return Index	3-Month LIBOR -0.62%	10/17/2016		897	$96
GSC	MSCI Net Total Return Index Series	3-Month LIBOR -0.25%	10/17/2016		892	162
						$258
JNL/AQR Managed Futures Strategy Fund
Total return swap agreements - receiving return
CGM	Soybean Oil Future	N/A	05/24/2016		1,154	$17
MLP	Lean Hogs Future	N/A	06/16/2016		2,250	(51)
MLP	Soybean Future	N/A	05/17/2016		4,247	(12)
MSC	MSCI Taiwan Index Future	N/A	04/28/2016		1,375	10
						$(36)
Total return swap agreements — paying return
BOA	Bovespa Index Future	N/A	04/14/2016	BRL	(2,491)	$(144)
BOA	Hang Seng China Enterprises Index Future	N/A	04/29/2016	HKD	(66,914)	(252)
BOA	Soybean Meal Future	N/A	05/17/2016		(1,724)	(33)
BOA	Swiss Market Index Future	N/A	06/17/2016	CHF	(9,941)	127
CGM	CBT Wheat Future	N/A	05/17/2016		(4,846)	(102)
CGM	Corn Future	N/A	05/17/2016		(752)	14
CGM	Soybean Meal Future	N/A	05/17/2016		(7,498)	(124)
MLP	Corn Future	N/A	05/17/2016		(2,770)	81
MLP	Live Cattle Future	N/A	07/18/2016		(3,299)	74
MSC	SGX Nifty 50 Index Future	N/A	04/28/2016		(618)	(5)
						$(364)
JNL/BlackRock Global Allocation Fund
Total return swap agreements - receiving return
BNP	Euro STOXX 50 Index Dividend Future	N/A	12/15/2017	EUR	1,637	$(61)
BNP	Euro STOXX 50 Index Dividend Future	N/A	12/15/2017	EUR	1,633	(44)
BNP	Euro STOXX 50 Index Dividend Future	N/A	12/21/2018	EUR	1,623	(151)
BNP	Euro STOXX 50 Index Dividend Future	N/A	12/21/2018	EUR	881	(78)
BNP	Euro STOXX 50 Index Dividend Future	N/A	12/21/2018	EUR	794	(62)
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	04/05/2016	JPY	117,920	229
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	04/05/2016	JPY	123,845	263
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	119,070	188
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	125,325	221
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	04/02/2018	JPY	198,306	65

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/ Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund (continued)
Total return swap agreements - receiving return (continued)
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	04/02/2018	JPY	200,250	$48
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	04/01/2019	JPY	105,600	5
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	04/01/2020	JPY	139,600	10
						$633
JNL/DoubleLine Shiller Enhanced CAPE Fund
Total return swap agreements - receiving return
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	04/07/2016		500	$(1)
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	04/07/2016		50,700	599
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	04/08/2016		100	1
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	04/08/2016		650	8
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	04/08/2016		850	1
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	04/22/2016		40,000	4,618
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	05/20/2016		40,000	4,618
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	06/24/2016		35,000	1,339
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	07/22/2016		75,000	886
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	08/19/2016		75,000	886
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	09/23/2016		50,000	591
BCL	Shiller Barclays CAPE US Sector Index	Fixed rate of 0.47%	10/20/2016		60,000	709
						$14,255
JNL Multi-Manager Alternative Fund
Total Return Swap agreements — receiving return
Convertible Bonds
DUB	Ablynx NV, 3.25%, 05/27/20	1-Month Euribor +1.00%	05/27/2020	EUR	241	$(4)
DUB	Aceto Corp., 2.00%, 11/01/20	Federal Funds Effective Rate +1.00%	11/01/2020		684	6
DUB	Aegean Marine Petroleum Network Inc., 4.00%, 01/11/18	Federal Funds Effective Rate +1.00%	05/03/2016		932	(206)
DUB	AK Steel Holding Corp., 5.00%, 11/15/19	Federal Funds Effective Rate +1.00%	11/15/2019		236	78
DUB	Allscripts Healthcare Solutions Inc., 1.25%, 07/01/20	Federal Funds Effective Rate +1.00%	07/01/2020		980	(13)
DUB	Alon USA Energy Inc., 3.00%, 09/15/18	Federal Funds Effective Rate +1.00%	05/03/2016		1,092	(259)
DUB	Altra Holdings Inc., 2.75%, 03/01/31	Federal Funds Effective Rate +1.00%	05/03/2016		909	8
DUB	AMAG Pharmaceuticals Inc., 2.50%, 02/15/19	Federal Funds Effective Rate +1.00%	02/15/2019		915	(23)
DUB	American Residential Properties OP LP, 3.25%, 11/15/18	Federal Funds Effective Rate +1.00%	05/03/2016		1,142	11
DUB	AmTrust Financial Services Inc., 2.75%, 12/15/44	Federal Funds Effective Rate +1.00%	05/03/2016		945	(137)
DUB	ANI Pharmaceuticals Inc., 3.00%, 12/01/19	Federal Funds Effective Rate +1.00%	05/03/2016		651	(46)
DUB	Ascent Capital Group Inc., 4.00%, 07/15/20	Federal Funds Effective Rate +1.00%	05/03/2016		782	(181)
DUB	Atlas Air Worldwide Holdings Inc., 2.25%, 06/01/22	Federal Funds Effective Rate +1.00%	06/01/2022		119	1
DUB	Blucora Inc., 4.25%, 04/01/19	Federal Funds Effective Rate +1.00%	05/03/2016		130	4
DUB	Bottomline Technologies Inc., 1.50%, 12/01/17	Federal Funds Effective Rate +1.00%	12/01/2017		997	20
DUB	BroadSoft Inc., 1.00%, 09/01/22	Federal Funds Effective Rate +1.00%	09/01/2022		593	47
DUB	CalAtlantic Group Inc., 1.25%, 08/01/32	Federal Funds Effective Rate +1.00%	08/01/2032		1,130	28
DUB	Carriage Services Inc., 2.75%, 03/15/21	Federal Funds Effective Rate +1.00%	05/03/2016		1,152	(99)
DUB	Cemex Sab De CV, 3.75%, 03/15/18	Federal Funds Effective Rate +1.00%	03/15/2018		1,865	197
DUB	Cobalt International Energy Inc., 2.63%, 12/01/19	Federal Funds Effective Rate +1.00%	12/01/2019		138	(3)
DUB	Cowen Group Inc., 3.00%, 03/15/19	Federal Funds Effective Rate +1.00%	03/15/2019		751	(123)
DUB	Encore Capital Group Inc., 2.88%, 03/15/21	Federal Funds Effective Rate +1.00%	05/03/2016		751	(206)
DUB	Encore Capital Group Inc., 3.00%, 11/27/17	Federal Funds Effective Rate +1.00%	11/27/2017		179	(2)
DUB	Exelixis Inc., 4.25%, 08/15/19	Federal Funds Effective Rate +1.00%	05/03/2016		1,284	(160)
DUB	Forest City Enterprises Inc., 4.25%, 08/15/18	Federal Funds Effective Rate +1.00%	08/15/2018		95	5
DUB	GPT Property Trust LP, 3.75%, 03/15/19	Federal Funds Effective Rate +1.00%	05/03/2016		1,256	40
DUB	Green Plains Inc., 3.25%, 10/01/18	Federal Funds Effective Rate +1.00%	05/03/2016		1,239	(373)
DUB	Greenbrier Companies Inc., 3.50%, 04/01/18	Federal Funds Effective Rate +1.00%	04/01/2018		991	17
DUB	HealthSouth Corp., 2.00%, 12/01/43	Federal Funds Effective Rate +1.00%	12/01/2043		927	25
DUB	Hologic Inc., 0.00%, 12/15/43	Federal Funds Effective Rate +1.00%	05/03/2016		1,755	3
DUB	Iconix Brand Group Inc., 1.50%, 03/15/18	Federal Funds Effective Rate +1.00%	03/15/2018		434	80
DUB	Integra Lifesciences Holdings Corp., 1.63%, 12/15/16	Federal Funds Effective Rate +1.00%	12/15/2016		1,257	82
DUB	Ironwood Pharmaceuticals Inc., 2.25%, 06/15/22	Federal Funds Effective Rate +1.00%	06/15/2022		181	3
DUB	JAKKS Pacific Inc., 4.88%, 06/01/20	Federal Funds Effective Rate +1.00%	05/03/2016		138	(14)
DUB	LGI Homes Inc., 4.25%, 11/15/19	Federal Funds Effective Rate +1.00%	11/15/2019		632	86
DUB	Liberty Interactive Llc, 1.00%, 09/30/43	Federal Funds Effective Rate +1.00%	09/30/2043		429	—
DUB	Liberty Media Corp., 1.38%, 10/15/23	Federal Funds Effective Rate +1.00%	10/15/2023		1,010	12

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/ Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total Return Swap agreements — receiving return (continued)
Convertible Bonds (continued)
DUB	LinkedIn Corp., 0.50%, 11/01/19	Federal Funds Effective Rate +1.00%	11/01/2019		445	$3
DUB	M/I Homes Inc., 3.25%, 09/15/17	Federal Funds Effective Rate +1.00%	09/15/2017		164	6
DUB	Mercadolibre Inc., 2.25%, 07/01/19	Federal Funds Effective Rate +1.00%	07/01/2019		1,064	64
DUB	Molina Healthcare Inc., 1.63%, 08/15/44	Federal Funds Effective Rate +1.00%	08/15/2044		1,013	19
DUB	Navistar International Corp., 4.75%, 04/15/19	Federal Funds Effective Rate +1.00%	05/03/2016		230	(31)
DUB	NetSuite Inc., 0.25%, 06/01/18	Federal Funds Effective Rate +1.00%	05/03/2016		960	(57)
DUB	Nuance Communications Inc., 1.00%, 12/15/35	Federal Funds Effective Rate +1.00%	12/15/2035		557	(26)
DUB	Nuance Communications Inc., 2.75%, 11/01/31	Federal Funds Effective Rate +1.00%	11/01/2031		571	(12)
DUB	PDL BioPharma Inc., 4.00%, 02/01/18	Federal Funds Effective Rate +1.00%	05/03/2016		467	(32)
DUB	PRA Group Inc., 3.00%, 08/01/20	Federal Funds Effective Rate +1.00%	08/01/2020		713	(144)
DUB	PTC Therapeutics Inc., 3.00%, 08/15/22	Federal Funds Effective Rate +1.00%	08/15/2022		292	(144)
DUB	Quidel Corp., 3.25%, 12/15/20	Federal Funds Effective Rate +1.00%	05/03/2016		659	(86)
DUB	RAIT Financial Trust, 4.00%, 10/01/33	Federal Funds Effective Rate +1.00%	05/03/2016		91	10
DUB	Red Hat Inc., 0.25%, 10/01/19	Federal Funds Effective Rate +1.00%	10/01/2019		1,366	81
DUB	Redwood Trust Inc., 5.63%, 11/15/19	Federal Funds Effective Rate +1.00%	11/15/2019		191	1
DUB	Restoration Hardware Holdings Inc., 0.00%, 07/15/20	Federal Funds Effective Rate +1.00%	07/15/2020		526	(7)
DUB	Sequenom Inc., 5.00%, 11/01/18	Federal Funds Effective Rate +1.00%	10/01/2017		315	(89)
DUB	Shutterfly Inc., 0.25%, 05/15/18	Federal Funds Effective Rate +1.00%	05/15/2018		594	4
DUB	SolarCity Corp., 1.63%, 11/01/19	Federal Funds Effective Rate +1.00%	11/01/2019		448	(98)
DUB	SolarCity Corp., 2.75%, 11/01/18	Federal Funds Effective Rate +1.00%	11/01/2018		650	(112)
DUB	Solazyme Inc., 5.00%, 10/01/19	Federal Funds Effective Rate +1.00%	05/03/2016		679	(95)
DUB	Starwood Property Trust Inc., 3.00%, 07/01/19	Federal Funds Effective Rate +1.00%	07/01/2019		904	9
DUB	Starwood Property Trust Inc., 3.75%, 10/15/17	Federal Funds Effective Rate +1.00%	05/03/2016		712	(24)
DUB	Starwood Property Trust Inc., 4.55%, 03/01/18	Federal Funds Effective Rate +1.00%	03/01/2018		512	3
DUB	SunEdison Inc., 0.25%, 01/15/20	Federal Funds Effective Rate +1.00%	05/03/2016		1,131	(1,076)
DUB	SunEdison Inc., 2.00%, 01/10/18	Federal Funds Effective Rate +1.00%	10/01/2018		147	(134)
DUB	SunEdison Inc., 2.75%, 11/01/21	Federal Funds Effective Rate +1.00%	01/01/2021		566	(514)
DUB	Theravance Inc., 2.13%, 01/15/23	Federal Funds Effective Rate +1.00%	05/03/2016		699	(49)
DUB	Trinity Industries Inc., 3.88%, 06/01/36	Federal Funds Effective Rate +1.00%	05/03/2016		2,585	(380)
DUB	Uni Charm Corp., 0.00%, 09/25/20	1-Month Japanese Yen +0.50%	09/25/2020	JPY	72,250	(1)
DUB	Violin Memory Inc., 4.25%, 10/01/19	Federal Funds Effective Rate +1.00%	10/01/2019		461	(281)
DUB	Wabash National Corp., 3.38%, 01/05/18	Federal Funds Effective Rate +1.00%	05/01/2018		495	37
DUB	WebMD Health Corp., 2.50%, 01/31/18	Federal Funds Effective Rate +1.00%	01/31/2018		1,250	107
DUB	Workday Inc., 0.75%, 07/15/18	Federal Funds Effective Rate +1.00%	05/03/2016		941	108
DUB	Wright Medical Group Inc., 2.00%, 02/15/20	Federal Funds Effective Rate +1.00%	02/15/2020		949	(106)
						$(4,142)
Total Return Swap agreements — paying return
Common Stocks
DUB	Ablynx NV	1-Month Euribor -0.45%	09/22/2016	EUR	(138)	$(4)
DUB	Aceto Corp.	Federal Funds Effective Rate -0.30%	05/03/2016		(490)	(5)
DUB	Aegean Marine Petroleum Network Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(331)	6
DUB	AK Steel Holding Corp.	Federal Funds Effective Rate -0.50%	05/03/2016		(185)	(78)
DUB	Allscripts Healthcare Solutions Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(408)	11
DUB	Alon USA Energy Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(618)	202
DUB	Altra Industrial Motion Corp.	Federal Funds Effective Rate -0.30%	05/03/2016		(622)	(64)
DUB	AMAG Pharmaceuticals Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(574)	28
DUB	American Homes 4 Rent	Federal Funds Effective Rate -0.30%	05/03/2016		(465)	(19)
DUB	AmTrust Financial Services Inc.	Federal Funds Effective Rate -3.00%	05/03/2016		(545)	63
DUB	ANI Pharmaceuticals Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(268)	44
DUB	Ascent Capital Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(230)	(78)
DUB	Atlas Air Worldwide Holdings Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(202)	(15)
DUB	Blucora Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(36)	5
DUB	Bottomline Technologies Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(674)	(35)
DUB	BroadSoft Inc.	Federal Funds Effective Rate -0.85%	05/03/2016		(707)	(117)
DUB	Bunge Ltd.	Federal Funds Effective Rate -0.30%	05/03/2016		(445)	34
DUB	CalAtlantic Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(234)	(28)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/ Received by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total Return Swap agreements — paying return (continued)
Common Stocks (continued)
DUB	Carriage Services Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(827)	$34
DUB	Cemex Sab De CV	Federal Funds Effective Rate -0.30%	05/03/2016		(917)	(202)
DUB	Cobalt International Energy Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(35)	(4)
DUB	Colony Starwood Homes REIT	Federal Funds Effective Rate -0.30%	05/03/2016		(362)	(15)
DUB	Cowen Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(593)	88
DUB	Element Financial Corp.	3-Month Canada Bankers Acceptance -0.30%	05/04/2016	CAD	(538)	9
DUB	Encore Capital Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(459)	(2)
DUB	Exelixis Inc.	Federal Funds Effective Rate -3.00%	05/03/2016		(1,328)	192
DUB	Forest City Enterprises Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(308)	(12)
DUB	FXCM Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(45)	8
DUB	Gramercy Property Trust	Federal Funds Effective Rate -0.30%	05/03/2016		(737)	(75)
DUB	Green Plains Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(289)	14
DUB	Greenbrier Companies Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(333)	(21)
DUB	Harmonic Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(103)	20
DUB	HealthSouth Corp.	Federal Funds Effective Rate -0.30%	05/03/2016		(438)	(30)
DUB	Hologic Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(183)	(6)
DUB	Iconix Brand Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(290)	(35)
DUB	Innoviva Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(769)	89
DUB	Integra Lifesciences Holdings Corp.	Federal Funds Effective Rate -0.30%	05/03/2016		(1,062)	(75)
DUB	Invacare Corp.	Federal Funds Effective Rate -0.30%	05/03/2016		(183)	(14)
DUB	Ironwood Pharmaceuticals Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(294)	6
DUB	JAKKS Pacific Inc.	Federal Funds Effective Rate -4.50%	05/03/2016		(410)	33
DUB	LGI Homes Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(546)	(73)
DUB	Liberty Media Corp.	Federal Funds Effective Rate -0.30%	05/03/2016		(506)	(37)
DUB	M/I Homes Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(268)	(10)
DUB	Mercadolibre Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(544)	(45)
DUB	Molina Healthcare Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(646)	(26)
DUB	Navistar International Corp.	Federal Funds Effective Rate -2.00%	05/03/2016		(127)	(52)
DUB	NetSuite Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(205)	(13)
DUB	Nuance Communications Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(471)	39
DUB	NuVasive Inc.	Federal Funds Effective Rate -0.25%	05/03/2016		(89)	(4)
DUB	PDL BioPharma Inc.	Federal Funds Effective Rate -2.50%	05/03/2016		(56)	(9)
DUB	PRA Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(205)	61
DUB	PTC Therapeutics Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(84)	4
DUB	Quidel Corp.	Federal Funds Effective Rate -0.30%	05/03/2016		(233)	61
DUB	RAIT Financial Trust	Federal Funds Effective Rate -0.30%	05/03/2016		(20)	(1)
DUB	Red Hat Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(769)	(89)
DUB	Redwood Trust Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(18)	(6)
DUB	Restoration Hardware Holdings Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(125)	8
DUB	Sequenom Inc.	Federal Funds Effective Rate -4.00%	05/03/2016		(122)	33
DUB	Shutterfly Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(301)	(3)
DUB	SolarCity Corp.	Federal Funds Effective Rate -9.00%	05/03/2016		(605)	140
DUB	Solazyme Inc.	Federal Funds Effective Rate -44.00%	05/03/2016		(470)	145
DUB	SunEdison Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(738)	613
DUB	TiVo Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(38)	(2)
DUB	Trinity Industries Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(588)	49
DUB	Uni Charm Corp.	1-Month Japanese Yen -0.40%	12/05/2016	JPY	(37,174)	(1)
DUB	Violin Memory Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(152)	118
DUB	Vitamin Shoppe Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(253)	(6)
DUB	Wabash National Corp.	Federal Funds Effective Rate -0.30%	05/03/2016		(591)	(61)
DUB	WebMD Health Corp.	Federal Funds Effective Rate -0.30%	05/03/2016		(483)	(87)
DUB	Workday Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(335)	(116)
DUB	Wright Medical Group Inc.	Federal Funds Effective Rate -0.30%	05/03/2016		(338)	67

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid/ Received by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund (continued)
Total Return Swap agreements — paying return (continued)
Investment Companies
DUB	iShares MSCI Emerging Markets ETF	Federal Funds Effective Rate -0.30%	05/03/2016	(57)	$(2)
DUB	iShares Russell 2000 ETF	Federal Funds Effective Rate -0.75%	05/03/2016	(1,054)	(72)
					$575

Counterparty	Reference Entity	Rate Paid/ Received by Fund	Termination Date(9)	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JNL/Westchester Capital Event Driven Fund
Total return swap agreements - receiving return
BOA	GCP Applied Technologies Inc.	3-Month LIBOR +0.40%	02/09/2017	168	$6
BOA	General Motors Co.	3-Month LIBOR +0.40%	06/16/2016	5,880	(675)
BOA	Humana Inc.	3-Month LIBOR +0.40%	09/20/2016	3,649	(118)
BOA, JPM	Meda AB	3-Month LIBOR +0.35%	03/20/2017	2,109	144
BOA	Syngenta AG	3-Month LIBOR +0.45%	03/27/2017	1,987	48
BOA	W.R. Grace & Co.	3-Month LIBOR +0.40%	09/20/2016	684	(64)
JPM	American International Group Inc.	3-Month LIBOR +0.35%	08/19/2016	5,409	(833)
JPM	Apollo Residential Mortgage Inc.	3-Month LIBOR +0.45%	05/05/2016	736	(93)
JPM	Asciano Ltd.	3-Month LIBOR +0.40%	03/30/2017	2,005	185
JPM	AT&T Inc.	3-Month LIBOR +0.30%	08/01/2016	596	105
JPM	Bayer AG	3-Month LIBOR +0.40%	03/29/2017	2,975	33
JPM	Eaton Vance Floating-Rate Income Trust	3-Month LIBOR +0.80%	05/04/2016	1,603	73
JPM	Meda AB	3-Month LIBOR +0.40%	02/21/2017	192	19
JPM	Northstar Realty Finance Corp.	3-Month LIBOR +0.30%	11/02/2016	820	(457)
JPM	SABMiller Plc	3-Month LIBOR +0.30%	03/30/2017	6,080	115
JPM	SFX Entertainment Inc.	3-Month LIBOR +0.30%	05/05/2016	962	(954)
JPM	Starwood Property Trust Inc.	3-Month LIBOR +0.30%	09/06/2016	3,240	(557)
JPM	Time Warner Cable Inc.	3-Month LIBOR +0.30%	06/16/2016	6,459	952
JPM	TNT Express NV	3-Month LIBOR +0.40%	09/26/2016	286	25
JPM	Vivendi	3-Month LIBOR +0.40%	03/29/2017	3,543	(28)
JPM	Winthrop Realty Trust	3-Month LIBOR +0.30%	05/04/2016	494	(102)
					$(2,176)
Total return swap agreements - paying return
BOA	Mylan NV	3-Month LIBOR -0.40%	02/16/2017	(268)	$(30)
JPM	Grifols SA	3-Month LIBOR -0.50%	02/16/2017	(921)	(80)
JPM	Shire Plc	3-Month LIBOR -0.35%	03/21/2017	(572)	(44)
					$(154)

Schedule of Over the Counter Total Return Basket Swap Agreements

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount(1)	Net Value of Reference Entities	Unrealized Appreciation / (Depreciation)
JNL Multi-Manager Alternative Fund
MSC	Equity Securities - Short†	Federal Funds Effective Rate	05/03/2017	(125,227)	$(128,066)	$(3,084)

†The following represents the individual short positions and related values of equity securities underlying the total return basket swap.

	Shares	Value
Equity Securities - Short
Consumer Discretionary
Amazon.com Inc.	—	$(131)
Ascena Retail Group Inc.	(61)	(671)
BorgWarner Inc.	(2)	(69)
Buffalo Wild Wings Inc.	(1)	(126)
Cabela’s Inc. - Class A	(25)	(1,203)
CarMax Inc.	(27)	(1,380)
Chipotle Mexican Grill Inc.	(2)	(857)
CST Brands Inc.	(6)	(230)
Dollar Tree Inc.	(5)	(412)
Five Below Inc.	(2)	(99)
Fossil Group Inc.	(6)	(271)
General Motors Co.	(8)	(245)
G-III Apparel Group Ltd.	(7)	(318)
Gildan Activewear Inc.	(19)	(564)
H&R Block Inc.	(7)	(180)
IMAX Corp.	(26)	(793)
Liberty Broadband Corp. - Class A	(4)	(209)
Lions Gate Entertainment Corp.	(53)	(1,147)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Over the Counter Total Return Basket Swap Agreements

	Shares	Value
Equity Securities - Short (continued)
Consumer Discretionary (continued)
McDonald’s Corp.	(1)	$(163)
Nike Inc.	(3)	(191)
Nordstrom Inc.	(8)	(441)
Panera Bread Co. - Class A	(1)	(123)
Polaris Industries Inc.	(12)	(1,201)
Restoration Hardware Holdings Inc.	(28)	(1,161)
Signet Jewelers Ltd.	(3)	(422)
Tesla Motors Inc.	(7)	(1,712)
Texas Roadhouse Inc.	(4)	(153)
Tractor Supply Co.	(4)	(353)
Under Armour Inc. - Class A	(17)	(1,434)
VF Corp.	(7)	(460)
Williams-Sonoma Inc.	(3)	(142)
		(18,365)
Consumer Staples
Coca-Cola Co.	(16)	(719)
Colgate-Palmolive Co.	(13)	(947)
Costco Wholesale Corp.	(1)	(189)
PepsiCo Inc.	(6)	(656)
Philip Morris International Inc.	(10)	(991)
Procter & Gamble Co.	(8)	(691)
Reynolds American Inc.	(28)	(1,394)
Whole Foods Market Inc.	(4)	(109)
		(5,696)
Energy
Bristow Group Inc.	(21)	(397)
Carbo Ceramics Inc.	(11)	(156)
Cheniere Energy Inc.	(34)	(1,143)
Chevron Corp.	(20)	(1,908)
Enbridge Inc.	(12)	(479)
EQT Corp.	(2)	(161)
Exxon Mobil Corp.	(23)	(1,889)
Golar LNG Ltd.	(61)	(1,091)
Gulfport Energy Corp.	(31)	(864)
Helix Energy Solutions Group Inc.	(71)	(400)
Memorial Resource Development Corp.	(64)	(651)
National Oilwell Varco Inc.	(7)	(230)
Pembina Pipeline Corp.	(58)	(1,576)
Pioneer Natural Resources Co.	(5)	(676)
Rice Energy Inc.	(60)	(840)
Schlumberger Ltd.	(26)	(1,888)
SemGroup Corp. - Class A	(28)	(636)
SM Energy Co.	(34)	(633)
Southwestern Energy Co.	(86)	(690)
Targa Resources Corp.	(14)	(415)
Unit Corp.	(27)	(235)
Whiting Petroleum Corp.	(99)	(788)
		(17,746)
Financials
Allied World Assurance Co. Holdings Ltd.	(22)	(765)
American Campus Communities Inc.	(6)	(287)
Arthur J. Gallagher & Co.	(16)	(689)
Artisan Partners Asset Management Inc. - Class A	(12)	(361)
Bank of the Ozarks Inc.	(14)	(588)
Brown & Brown Inc.	(55)	(1,955)
CBOE Holdings Inc.	(28)	(1,842)
Charles Schwab Corp.	(47)	(1,303)
CME Group Inc.	(4)	(403)
Erie Indemnity Co. - Class A	(5)	(418)
EverBank Financial Corp.	(25)	(377)
FactSet Research Systems Inc.	(5)	(773)
Financial Engines Inc.	(34)	(1,069)
Forest City Enterprises Inc. - Class A	(30)	(628)
Home BancShares Inc.	(6)	(250)
Howard Hughes Corp.	(14)	(1,451)
Intercontinental Exchange Inc.	(4)	(823)
Kemper Corp.	(7)	(195)
Kennedy-Wilson Holdings Inc.	(61)	(1,327)
LendingClub Corp.	(133)	(1,106)
Markel Corp.	(1)	(633)
MarketAxess Holdings Inc.	(2)	(237)
Marsh & McLennan Cos. Inc.	(7)	(407)
Mercury General Corp.	(22)	(1,215)
Moody’s Corp.	(3)	(299)
Nationstar Mortgage Holdings Inc.	(8)	(82)
Outfront Media Inc.	(39)	(819)
ProAssurance Corp.	(3)	(127)
Spirit Realty Capital Inc.	(57)	(636)
TFS Financial Corp.	(7)	(129)
United Bankshares Inc.	(18)	(650)
Ventas Inc.	(15)	(970)
Vereit Inc.	(219)	(1,945)
White Mountains Insurance Group Ltd.	(2)	(1,870)
		(26,629)
Health Care
Acadia HealthCare Co. Inc.	(26)	(1,422)
Acadia Pharmaceuticals Inc.	(11)	(294)
Agios Pharmaceuticals Inc.	(16)	(629)
Akorn Inc.	(56)	(1,306)
Alexion Pharmaceuticals Inc.	(4)	(515)
Anacor Pharmaceuticals Inc.	(2)	(102)
BioMarin Pharmaceutical Inc.	(1)	(82)
Bluebird Bio Inc.	(14)	(582)
Celgene Corp.	(7)	(691)
Cerner Corp.	(3)	(132)
Cooper Cos. Inc.	(4)	(547)
Dexcom Inc.	(6)	(435)
Diplomat Pharmacy Inc.	(14)	(384)
IDEXX Laboratories Inc.	(4)	(345)
Illumina Inc.	(3)	(462)
Medtronic Plc	(8)	(630)
Novavax Inc.	(103)	(529)
Patterson Cos. Inc.	(13)	(596)
Puma Biotechnology Inc.	(15)	(435)
Team Health Holdings Inc.	(16)	(673)
Tenet Healthcare Corp.	(11)	(321)
Ultragenyx Pharmaceutical Inc.	(10)	(652)
Zimmer Biomet Holdings Inc.	(14)	(1,525)
		(13,289)
Industrials
3M Co.	(7)	(1,100)
Air Lease Corp.	(24)	(771)
Chart Industries Inc.	(4)	(87)
Danaher Corp.	(10)	(958)
Flowserve Corp.	(6)	(266)
Fortune Brands Home & Security Inc.	(11)	(628)
Healthcare Services Group Inc.	(4)	(133)
Ingersoll-Rand Plc	(4)	(254)
Knight Transportation Inc.	(8)	(201)
Lockheed Martin Corp.	(7)	(1,440)
Macquarie Infrastructure Co. LLC	(11)	(755)
Middleby Corp.	(5)	(577)
Old Dominion Freight Line Inc.	(3)	(209)
Roper Technologies Inc.	(2)	(274)
Spirit Airlines Inc.	(25)	(1,209)
TransDigm Group Inc.	(1)	(154)
Verisk Analytics Inc. - Class A	(6)	(456)
WW Grainger Inc.	(2)	(420)
Wabtec Corp.	(2)	(167)
Woodward Inc.	(9)	(463)
		(10,522)
Information Technology
3D Systems Corp.	(14)	(223)
Alphabet Inc. - Class A	(2)	(1,766)
Alphabet Inc. - Class C	—	(108)
Amphenol Corp. - Class A	(2)	(139)
Cavium Inc.	(7)	(434)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Schedule of Over the Counter Total Return Basket Swap Agreements

	Shares	Value
Equity Securities - Short (continued)
Information Technology (continued)
Cognex Corp.	(36)	$(1,387)
CommScope Holding Co. Inc.	(4)	(106)
Commvault Systems Inc.	(8)	(337)
Cypress Semiconductor Corp.	(215)	(1,862)
Dolby Laboratories Inc. - Class A	(15)	(669)
EPAM Systems Inc.	(2)	(134)
FEI Co.	(8)	(685)
Finisar Corp.	(9)	(157)
Guidewire Software Inc.	(5)	(251)
Loral Space & Communications Inc.	(10)	(365)
MasterCard Inc. - Class A	(20)	(1,843)
Maximus Inc.	(14)	(726)
Micron Technology Inc.	(91)	(954)
NetScout Systems Inc.	(62)	(1,415)
NetSuite Inc.	(24)	(1,616)
Pandora Media Inc.	(111)	(997)
Proofpoint Inc.	(10)	(522)
Qorvo Inc.	(15)	(776)
Skyworks Solutions Inc.	(4)	(312)
Splunk Inc.	(6)	(298)
Tableau Software Inc.	(7)	(335)
Twitter Inc.	(7)	(122)
Tyler Technologies Inc.	(1)	(141)
Ultimate Software Group Inc.	(4)	(697)
ViaSat Inc.	(24)	(1,749)
Visa Inc.	(22)	(1,713)
Yelp Inc.	(6)	(119)
Zebra Technologies Corp. - Class A	(24)	(1,670)
		(24,628)
Materials
CF Industries Holdings Inc.	(20)	(611)
Eagle Materials Inc.	(11)	(771)
FMC Corp.	(25)	(997)
Franco-Nevada Corp.	(31)	(1,915)
Martin Marietta Materials Inc.	(3)	(447)
Methanex Corp.	(19)	(607)
Nucor Corp.	(10)	(492)
Platform Specialty Products Corp.	(153)	(1,316)
Silver Wheaton Corp.	(92)	(1,530)
United States Steel Corp.	(14)	(230)
		(8,916)
Telecommunication Services
Level 3 Communications Inc.	(6)	(322)
T-Mobile US Inc.	(2)	(84)
		(406)
Utilities
Dominion Resources Inc.	(16)	(1,217)
Southern Co.	(13)	(652)
		(1,869)
Total Equity Securities - short		$(128,066)

Schedule of Over the Counter Non-Deliverable Bond Forward Contracts

			Notional		Unrealized
Counterparty	Reference Obligation	Expiration Date	Amount(1)		Appreciation
JNL/Goldman Sachs Emerging Markets Debt Fund
BOA	Republic of Columbia Treasury Bond, 10.00%, 07/24/2024	04/12/2016	COP	1,611,200	$9
DUB	Republic of Columbia Treasury Bond, 10.00%, 07/24/2024	04/08/2016	COP	2,234,500	18
DUB	Republic of Columbia Treasury Bond, 10.00%, 07/24/2024	04/12/2016	COP	1,305,900	7
DUB	Republic of Columbia Treasury Bond, 7.50%, 08/26/2026	04/08/2016	COP	4,485,700	61
DUB	Republic of Columbia Treasury Bond, 7.50%, 08/26/2026	04/12/2016	COP	11,572,300	62
DUB	Republic of Columbia Treasury Bond, 7.75%, 09/18/2030	04/08/2016	COP	2,414,500	43
DUB	Republic of Columbia Treasury Bond, 7.75%, 09/18/2030	04/12/2016	COP	9,575,959	71
					$271

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

(9)Termination date generally reflects the expected completion date for the event driven investment opportunity.  The total return equity swap agreements expire 365 days after the effective date and are rolled over until the termination date.  Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

Income Tax Matters - As of March 31, 2016, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/AB Dynamic Asset Allocation Fund	$37,179	$175	$(386)	$(211)
JNL/AQR Managed Futures Strategy Fund	689,639	—	(149)	(149)
JNL/BlackRock Global Allocation Fund	3,929,518	189,390	(268,708)	(79,318)
JNL/BlackRock Large Cap Select Growth Fund	1,467,939	195,915	(47,365)	148,550
JNL/BlackRock Natural Resources Fund	934,426	62,377	(200,829)	(138,452)
JNL/Boston Partners Global Long Short Equity Fund
Long Investments	657,872	45,775	(25,025)	20,750
Short Investments	298,214	10,768	(23,613)	(12,845)
JNL/Brookfield Global Infrastructure and MLP Fund	862,875	64,294	(89,251)	(24,957)
JNL/Capital Guardian Global Balanced Fund	471,856	39,143	(30,058)	9,085
JNL/Capital Guardian Global Diversified Research Fund	423,532	64,020	(34,604)	29,416
JNL/Causeway International Value Select Fund	797,505	25,947	(81,361)	(55,414)
JNL/DFA U.S. Core Equity Fund	693,437	152,902	(61,381)	91,521
JNL/DoubleLine Shiller Enhanced CAPE Fund	430,946	854	(1,540)	(686)
JNL/Eastspring Investments Asia ex-Japan Fund	130,772	5,015	(25,212)	(20,197)
JNL/Eastspring Investments China-India Fund	348,708	27,702	(45,790)	(18,088)
JNL/Franklin Templeton Global Growth Fund	1,073,510	107,370	(167,753)	(60,383)
JNL/Franklin Templeton Global Multisector Bond Fund	1,800,592	35,741	(150,676)	(114,935)
JNL/Franklin Templeton Income Fund	2,496,325	176,526	(224,820)	(48,294)
JNL/Franklin Templeton International Small Cap Growth Fund	587,035	67,544	(68,356)	(812)
JNL/Franklin Templeton Mutual Shares Fund	1,070,716	192,896	(131,679)	61,217
JNL/Goldman Sachs Core Plus Bond Fund	1,293,138	31,348	(14,159)	17,189
JNL/Goldman Sachs Emerging Markets Debt Fund	511,258	8,304	(77,190)	(68,886)
JNL/Goldman Sachs Mid Cap Value Fund	1,073,756	80,251	(42,689)	37,562
JNL/Goldman Sachs U.S. Equity Flex Fund
Long Investments	503,395	32,943	(20,812)	12,131
Short Investments	127,276	4,030	(12,005)	(7,975)
JNL/Harris Oakmark Global Equity Fund	95,838	5,561	(9,614)	(4,053)
JNL/Invesco Global Real Estate Fund	1,792,285	168,807	(76,928)	91,879
JNL/Invesco International Growth Fund	1,278,590	117,164	(94,356)	22,808
JNL/Invesco Large Cap Growth Fund	877,319	105,268	(41,240)	64,028
JNL/Invesco Mid Cap Value Fund	584,940	43,235	(68,873)	(25,638)
JNL/Invesco Small Cap Growth Fund	1,368,875	166,706	(131,049)	35,657
JNL/Ivy Asset Strategy Fund	2,216,244	86,063	(156,559)	(70,496)
JNL/JPMorgan MidCap Growth Fund	1,681,590	149,967	(114,980)	34,987
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,609,492	75,884	(6,438)	69,446
JNL/Lazard Emerging Markets Fund	1,057,132	91,970	(250,267)	(158,297)
JNL/Mellon Capital Emerging Markets Index Fund	916,323	50,518	(191,411)	(140,893)
JNL/Mellon Capital European 30 Fund	462,035	22,229	(36,547)	(14,318)
JNL/Mellon Capital Pacific Rim 30 Fund	245,597	10,497	(18,198)	(7,701)
JNL/Mellon Capital S&P 500 Index Fund	4,500,494	1,282,138	(226,797)	1,055,341
JNL/Mellon Capital S&P 400 MidCap Index Fund	2,071,039	435,667	(186,071)	249,596
JNL/Mellon Capital Small Cap Index Fund	1,802,978	279,963	(139,087)	140,876
JNL/Mellon Capital International Index Fund	2,347,547	365,909	(375,319)	(9,410)
JNL/Mellon Capital Bond Index Fund	1,179,240	31,948	(3,953)	27,995
JNL/Mellon Capital Utilities Sector Fund	62,213	6,680	(1,417)	5,263
JNL/Morgan Stanley Mid Cap Growth Fund	287,091	23,561	(37,467)	(13,906)
JNL Multi-Manager Alternative Fund	663,395	23,058	(30,191)	(7,133)
JNL Multi-Manager Small Cap Growth Fund	1,339,474	75,347	(118,482)	(43,135)
JNL Multi-Manager Small Cap Value Fund	1,104,651	78,795	(64,390)	14,405
JNL/Neuberger Berman Strategic Income Fund	901,860	10,371	(25,500)	(15,129)
JNL/Oppenheimer Emerging Markets Innovator Fund	251,648	15,580	(14,713)	867
JNL/Oppenheimer Global Growth Fund	1,422,023	243,986	(177,904)	66,082
JNL/PIMCO Real Return Fund	2,603,007	—	(223,023)	(223,023)
JNL/PIMCO Total Return Bond Fund	5,455,411	126,793	(61,965)	64,828
JNL/PPM America Floating Rate Income Fund	1,476,626	2,461	(90,187)	(87,726)
JNL/PPM America High Yield Bond Fund	2,908,105	71,004	(346,841)	(275,837)
JNL/PPM America Mid Cap Value Fund	416,050	35,984	(34,839)	1,145
JNL/PPM America Small Cap Value Fund	413,240	18,560	(25,441)	(6,881)
JNL/PPM America Value Equity Fund	164,870	14,872	(13,430)	1,442
JNL/Red Rocks Listed Private Equity Fund	552,635	33,977	(29,449)	4,528
JNL/S&P Competitive Advantage Fund	3,209,093	196,904	(153,120)	43,784
JNL/S&P Dividend Income & Growth Fund	4,499,379	427,547	(83,913)	343,634
JNL/S&P International 5 Fund	134,578	6,240	(9,331)	(3,091)
JNL/S&P Intrinsic Value Fund	3,064,800	168,159	(232,129)	(63,970)
JNL/S&P Mid 3 Fund	482,724	21,309	(37,753)	(16,444)
JNL/S&P Total Yield Fund	2,466,736	126,429	(119,921)	6,508
JNL/Scout Unconstrained Bond Fund	1,076,794	10,574	(12,863)	(2,289)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2016

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/T. Rowe Price Established Growth Fund	$5,659,903	$1,295,211	$(231,546)	$1,063,665
JNL/T. Rowe Price Mid-Cap Growth Fund	3,209,446	810,622	(132,830)	677,792
JNL/T. Rowe Price Short-Term Bond Fund	1,945,437	8,245	(7,486)	759
JNL/T. Rowe Price Value Fund	3,752,160	421,830	(171,566)	250,264
JNL/Westchester Capital Event Driven Fund	290,061	8,681	(5,503)	3,178
JNL/WMC Balanced Fund	4,859,579	558,283	(142,050)	416,233
JNL/WMC Money Market Fund	1,565,268	—	—	—
JNL/WMC Value Fund	1,364,646	379,991	(93,119)	286,872

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 27, 2016

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 27, 2016

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.